                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3732
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                           MFS/SUN LIFE SERIES TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: December 31, 2005
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
ITEM 1. REPORTS TO STOCKHOLDERS.

              MFS(R)/SUN LIFE SERIES TRUST [Graphic Omitted]

              ANNUAL REPORT o DECEMBER 31, 2005

              Bond Series
              Emerging Markets Equity Series
              Global Governments Series
              Global Total Return Series
              Government Securities Series
              High Yield Series
              International Value Series
              Money Market Series
              Strategic Income Series

TABLE OF CONTENTS

Letter from the CEO of MFS ........................................          1
Management Reviews ................................................          1
Portfolio Composition .............................................          5
Performance Summary ...............................................         14
Expense Tables ....................................................         22
Portfolio of Investments ..........................................         24
Financial Statements ..............................................         54
Notes to Financial Statements .....................................         69
Report of Independent Registered Public Accounting Firm ...........         78
Trustees and Officers .............................................         79
Board Review of Investment Advisory Agreements ....................         83
Proxy Voting Policies and Information ............................. Back Cover
Quarterly Portfolio Disclosure .................................... Back Cover
Federal Tax Information ........................................... Back Cover

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THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS
    AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
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
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NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
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

LETTER FROM THE CEO OF MFS

DEAR CONTRACT OWNERS,

Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

* Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

MANAGEMENT REVIEWS
The following management reviews, for the twelve months ended December 31, 2005, exclude the Money Market Series.

BOND SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 1.75%, while Service Class shares provided a total return of 1.59%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 2.37% for the series' benchmark, the Lehman Brothers U.S. Government/Credit Bond Index.

DETRACTORS FROM PERFORMANCE

The portfolio's currency exposure to the euro and the Danish krone detracted from performance. Throughout the period, the U.S. dollar appreciated against most major currencies resulting in losses for any unhedged currency positions. Overweighting "BBB" and "BB"-rated(1) securities acted as a drag on performance. During the period, spreads between corporate bonds and Treasuries widened, decreasing the value of corporate bonds. Other areas that detracted included Treasuries and bonds from the telecommunications sector as these areas lagged the benchmark.

CONTRIBUTORS TO PERFORMANCE

The portfolio benefited by having a shorter duration(2) than the index, which was advantageous in a rising interest rate environment. The portfolio enjoyed a yield advantage over the period and generated a higher level of income than the index. On a sector basis, strong performance from asset-backed and mortgage-backed securities, along with the debt of emerging markets, contributed to relative results. Despite the downgrading and decrease in value associated with bonds of Ford Motor Credit and General Motors Acceptance Corp, the banking/finance sector performed well and added to returns.

EMERGING MARKETS EQUITY SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 36.76%, while Service Class shares provided a total return of 36.36%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 34.54% for the series' benchmark, the MSCI Emerging Markets Index.

CONTRIBUTORS TO PERFORMANCE

Overall stock selection was the primary contributor to the portfolio's performance, led by strong selection in the technology and financial services sectors. Taiwanese wireless device manufacturer High Tech Computer* was the top contributing holding as its shares appreciated significantly over the period. In the financial services sector, the portfolio's positions in banking firms Unibanco-Uniao de Bancos Brasileiros (Brazil) and Akbank (Turkey) boosted relative performance.

Security selection in the consumer staples sector also aided results as Brazilian brewer Companhia de Bebidas das Americas posted strong gains. Several individual energy holdings also benefited the portfolio's performance including Russian integrated oil company LUKOIL and global seamless steel pipe manufacturer Tenaris.

In other sectors, our positions in South African chemical and fuel company Sasol*, South African wireless network operator MTN Group, and Brazilian Internet retailer Submarino*, which is not a benchmark constituent, were among the portfolio's top contributors for the year.

During the reporting period, the portfolio's currency exposure was a contributor to relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

DETRACTORS FROM PERFORMANCE

Security selection in the utilities and communications sector was the main detractor from relative performance. Within this sector, the portfolio's holdings in Latin American wireless services provider America Movil* and Brazilian communications company Brasil Telecom Participacoes* hurt results as shares of both rose subsequent to their elimination from the portfolio. Not owning strong-performing benchmark constituent Orascom Telecom Holding, a wireless network operator in the Middle East and Africa, also hindered relative results.

Our underweighting of the industrial goods and services sector and stock selection in the leisure sector dampened relative returns. No individual holdings in either sector were among the top detractors from performance.

Elsewhere, holdings in Indonesian automaker PT Astra International, Brazilian paper products manufacturer Votorantim Celulose e Papel, Latin American appliance and furniture retailer Grupo Elektra*, and insurance and financial services company Liberty Group* held back results. The portfolio's holdings in benchmark constituent MOL, a Hungarian integrated oil company, also had a negative impact on performance as we missed the significant run-up in share price earlier in the year.

The portfolio's cash position was a detractor from relative performance. The portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the portfolio's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

*Security was not held in the portfolio at period-end.

GLOBAL GOVERNMENTS SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of -7.20%, while Service Class shares provided a total return of -7.49%. These returns do not reflect any applicable contract or surrender charges and compare with a return of -6.53% for the series' benchmark, the J.P. Morgan Global Government Bond Index.

During the reporting period ended December 31, 2005, the series' benchmark changed from the Citigroup World Government Bond Index to the J.P. Morgan Global Government Bond Index.

DETRACTORS FROM PERFORMANCE

The portfolio's currency positions acted as a drag on relative performance. During the first half of the period, the portfolio's lower exposure to the U.S. dollar hurt relative results, as the dollar appreciated relative to most major currencies. During the period, the index generated a higher level of income than the portfolio.

CONTRIBUTORS TO PERFORMANCE

The portfolio's duration(2) stance and yield curve(3) positioning aided relative results throughout the period. The portfolio's positions in longer-term U.S. and European bonds contributed to performance, as long-term interest rates declined in the U.S. and Europe. Holdings of asset-backed bonds, government agencies, and bonds in the finance sector also bolstered results. Holdings in emerging market debt added to performance, driven primarily by Russian and Mexican bond positions.

GLOBAL TOTAL RETURN SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 3.83%, while Service Class shares provided a total return of 3.54%. These returns, which do not reflect any applicable contract or surrender charges, compare with a return of 10.02% for the series' benchmark, the MSCI World Index. The series' other benchmark, a blended benchmark comprised of 60% MSCI World Index and 40% J.P. Morgan Global Government Bond Index, provided a return of 2.90%. The J.P. Morgan Global Government Bond Index provided a return of -6.53%.

During the period ended December 31, 2005, the series' benchmark changed from the Standard & Poor's 500 Stock Index to the MSCI World Index.

DETRACTORS FROM PERFORMANCE

Within the equity portion of the series, stock selection within the financial services sector detracted from performance relative to the MSCI World Index. Within the sector, an overweighted position in poor-performing mortgage giant Fannie Mae held back results.

Stock selection was also challenging in the basic materials sector. Holdings in paper manufacturer International Paper and chemicals company PPG Industries detracted from performance relative to the MSCI World Index.

Elsewhere, telecommunications firms Vodafone Group and Deutsche Telekom weighed on results as both stocks underperformed the index. Other detractors included Premiere AG in the leisure sector and home builder Masco in the autos and housing sector.

The cash position in the equity portion of the series was also a detractor from performance relative to the MSCI World Index. The portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the portfolio's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

During the reporting period, currency exposure in the equity portion of the series detracted from performance relative to the MSCI World Index. All of MFS' equity investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

Within the fixed income portion of the series, currency positions held back performance relative to the J.P. Morgan Global Government Bond Index. During the first half of the period, the portfolio's lower exposure to the U.S. dollar hurt results, as the dollar appreciated relative to most major currencies. During the period, the J.P. Morgan Global Government Bond Index generated a higher level of income than the portfolio.

CONTRIBUTORS TO PERFORMANCE

Within the equity portion of the series, security selection and an overweighted position in the strong-performing energy sector boosted performance relative to the MSCI World Index. The portfolio's holdings in Statoil*, EnCana, and Unocal* contributed to relative results. Holdings in ConocoPhillips and Tenaris* (not MSCI World Index constituents) also helped.

A combination of an underweighted position and strong stock selection in the technology sector contributed to investment results. Holdings in Samsung Electronics aided returns as the stock outperformed the MSCI World Index.

Stock selection and, to a lesser extent, an underweighted position within the leisure sector contributed to performance over the period. Within the sector, overweighting Tokyo Broadcasting* added to relative results.

Elsewhere, holdings in utilities and communications firm Fortum* contributed to performance relative to the MSCI World Index.

Within the fixed income portion of the series, the stance on duration(2) and yield curve(3) positioning boosted results relative to the J.P. Morgan Global Government Bond Index. The portfolio's positions in longer-term U.S. and European bonds contributed to performance, as long-term interest rates declined in the U.S. and Europe. The portfolio's holdings of asset-backed bonds, government agencies, and bonds in the finance sector also bolstered results. Holdings in emerging market debt added to performance, driven primarily by Russian and Mexican bond positions.

*Security was not held in the portfolio at period-end.

GOVERNMENT SECURITIES SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 2.30%, while Service Class shares provided a total return of 2.01%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 2.63% for the series' benchmark, the Lehman Brothers U.S. Government/Mortgage Bond Index.

DETRACTORS FROM PERFORMANCE

Holding lower-yielding issues relative to the portfolio's benchmark held back results for the period. Our underweighted position in 30-year mortgage-backed securities, which outperformed comparable-maturity Treasuries, also detracted from relative performance.

CONTRIBUTORS TO PERFORMANCE

Toward the end of the period, the portfolio's long duration(2) stance versus the benchmark contributed to performance as long-term interest rates declined.

HIGH YIELD SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 2.19%, while Service Class shares provided a total return of 1.93%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 2.74% for the series' benchmark, the Lehman Brothers U.S. High-Yield Corporate Bond Index.

DETRACTORS FROM PERFORMANCE

Several of the portfolio's holdings in the more speculative "CCC"-rated(1) sectors of the high yield market held back relative performance during the period.

Holdings that detracted from relative performance included packaging manufacturer Pliant, cable TV operator Charter Communications, electrical contracting and maintenance company Integrated Electrical Services*, independent power producer Calpine*, and auto parts manufacturer Delphi. The portfolio's holdings in brokerage company Refco* also hurt relative returns as the value of the company's debt declined due to its alleged involvement in fraudulent business practices.

CONTRIBUTORS TO PERFORMANCE

The portfolio's overweighted positions in the debt of commodity chemical companies contributed to relative returns as this sector outperformed the overall index. Attractive supply-demand dynamics, which boosted earnings and cash flows, enabled these companies to decrease leverage. Our position in chemical company Rhodia was among the portfolio's top contributing securities.

The portfolio benefited from several individual holdings that performed well during the period, including television broadcaster Paxson Communications and oil and gas company Kerr-McGee.

* Security was not held in the portfolio at period-end.

INTERNATIONAL VALUE SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 15.22%, while Service Class shares provided a total return of 14.86%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 14.02% for the series' benchmark, the MSCI EAFE Index. The portfolio's other benchmark, the MSCI EAFE Value Index, provided a return of 14.39%.

CONTRIBUTORS TO PERFORMANCE

Stock selection and, to a lesser extent, our overweighting in the strong-performing energy sector was the primary contributor to the portfolio's performance relative to the benchmark. Within this sector, Norwegian oil and gas company Statoil* was the top contributor as the stock posted solid gains for the period. Other energy holdings that aided results included Canadian oil and gas producer EnCana, global seamless steel pipe manufacturer Tenaris*, and French steel tube maker Vallourec, none of which are benchmark constituents.

Strong security selection in the utilities and communications sector, led by Finnish energy provider Fortum*, contributed to the portfolio's relative performance.

The portfolio's underweighting in the technology sector helped results as the sector's returns lagged that of the overall benchmark. Within technology, South Korean electronics manufacturer Samsung Electronics, which is not a benchmark constituent, was a particularly strong performer, adding to benchmark relative returns.

In other sectors, Japanese apparel maker Sanyo Shokai and UK-based airline operator easyJet*, neither of which are benchmark constituents, boosted relative returns. Japanese commercial broadcaster Tokyo Broadcasting Systems* was the top contributing stock to relative performance.

During the reporting period, the portfolio's currency exposure was a contributor to relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

DETRACTORS FROM PERFORMANCE

A combination of security selection and underweighted positions in the strong-performing basic materials and industrial goods and services sectors held back performance relative to the benchmark. No individual securities in either sector were among the portfolio's top detractors during the period.

Stock selection in the autos and housing sector also hurt benchmark relative performance. No individual securities in this sector were among the portfolio's greatest detractors.

Although the utilities and communications and the technology sectors were top contributing sectors over the period, several individual holdings in both sectors hindered performance. These included UK-based wireless service provider Vodafone Group and German telecommunications company Deutsche Telekom in the former sector, and Japanese electronic devices manufacturer Seiko Epison in the latter sector.

Among the portfolio's holdings, German pay-television operator Premiere had the greatest negative impact on returns as the stock significantly underperformed the benchmark. Elsewhere, positions in North American frozen dessert maker CoolBrands International and UK supermarket chain William Morrison Supermarkets, neither of which are benchmark constituents, detracted from relative results.

The portfolio's cash position was also a detractor from relative performance. The portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the portfolio's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

* Security was not held in the portfolio at period-end.

STRATEGIC INCOME SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 1.89%, while Service Class shares provided a total return of 1.61%. These returns do not reflect any applicable contract or surrender charges and compare with the following returns over the same period for the series' benchmarks: 10.73% for the J.P. Morgan Emerging Markets Bond Index Global, 2.74% for the Lehman Brothers U.S. High-Yield Corporate Bond Index, 5.69% for the Citigroup World Government Bond Non-Dollar Hedged Index, and 2.43% for the Lehman Brothers U.S. Aggregate Bond Index.

DETRACTORS FROM PERFORMANCE

The portfolio's position in weak-performing "BB"- and "BBB"-rated(1) securities held back performance during the period.

The portfolio's foreign currency exposure also detracted from results as the U.S. dollar was strong versus most developed market currencies throughout the year. Among individual holdings, packaging company Pliant was among the portfolio's top detractors for the period.

CONTRIBUTORS TO PERFORMANCE

The portfolio's duration(2) stance boosted investment results as short-term rates rose during the period. The portfolio's positioning along the yield curve(3) and our holdings of some emerging market sovereign bonds from the governments of Brazil, Russia, and Panama also contributed to performance.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS/Sun Life series. References to specific securities are not recommendations of such securities, and may not be representative of any MFS/Sun Life series' current or future investments.

The portfolios are actively managed, and current holdings may be different.

Variable annuities are designed for long-term retirement investing; please see your investment professional for more information.

(1) Bonds rated "BBB" or higher are considered investment grade; bonds rated "BB" or lower are considered non-investment grade.
(2) Duration is a measure of a portfolio's sensitivity to changes in interest rates.
(3) A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.

PORTFOLIO COMPOSITION -- BOND SERIES

              PORTFOLIO STRUCTURE (b)

              Bonds                                      98.7%
              Cash & Other Net Assets                     1.3%

              MARKET SECTORS (b)

              High Grade Corporates                      50.0%
              ------------------------------------------------
              High Yield Corporates                      12.5%
              ------------------------------------------------
              Mortgage-Backed Securities                 10.7%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       9.2%
              ------------------------------------------------
              Emerging Market Bonds                       4.3%
              ------------------------------------------------
              U.S. Government Agencies                    4.3%
              ------------------------------------------------
              U.S. Treasury Securities                    4.0%
              ------------------------------------------------
              Asset-Backed Securities                     2.5%
              ------------------------------------------------
              Cash & Other Net Assets                     1.3%
              ------------------------------------------------
              Municipal Bonds                             1.0%
              ------------------------------------------------
              Non-U.S. Government Bonds                   0.2%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        23.6%
              ------------------------------------------------
              AA                                          4.8%
              ------------------------------------------------
              A                                          15.7%
              ------------------------------------------------
              BBB                                        37.0%
              ------------------------------------------------
              BB                                         13.5%
              ------------------------------------------------
              B                                           2.8%
              ------------------------------------------------
              Not Rated                                   2.6%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         5.1
              ------------------------------------------------
              Average Life (m)                        8.9 yrs.
              ------------------------------------------------
              Average Maturity (m)                   15.2 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (a)                                A-
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

(b) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 12/31/05.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.

Percentages are based on net assets as of 12/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- EMERGING MARKETS EQUITY SERIES

              PORTFOLIO STRUCTURE

              Stocks                          96.3%
              Preferred Stocks                 2.6%
              Cash & Other Net Assets          1.1%

              TOP TEN HOLDINGS

              Samsung Electronics Co. Ltd.                5.6%
              ------------------------------------------------
              Petroleo Brasileiro S.A., ADR               5.0%
              ------------------------------------------------
              Companhia Vale do Rio Doce, ADR             2.7%
              ------------------------------------------------
              Teva Pharmaceutical Industries Ltd., ADR    2.6%
              ------------------------------------------------
              LUKOIL, ADR                                 2.5%
              ------------------------------------------------
              Kookmin Bank                                2.3%
              ------------------------------------------------
              Hon Hai Precision Industry Co. Ltd.         1.9%
              ------------------------------------------------
              Taiwan Semiconductor Manufacturing
              Co. Ltd.                                    1.9%
              ------------------------------------------------
              Telefonos de Mexico S.A. de C.V., ADR       1.7%
              ------------------------------------------------
              Infosys Technologies Ltd., ADR              1.7%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         19.4%
              ------------------------------------------------
              Energy                                     15.2%
              ------------------------------------------------
              Technology                                 14.9%
              ------------------------------------------------
              Basic Materials                            13.4%
              ------------------------------------------------
              Utilities & Communications                 12.2%
              ------------------------------------------------
              Autos & Housing                             5.6%
              ------------------------------------------------
              Consumer Staples                            5.0%
              ------------------------------------------------
              Health Care                                 3.6%
              ------------------------------------------------
              Leisure                                     1.9%
              ------------------------------------------------
              Transportation                              1.9%
              ------------------------------------------------
              Special Products & Services                 1.7%
              ------------------------------------------------
              Industrial Goods & Services                 0.9%
              ------------------------------------------------
              Retailing                                   0.6%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Brazil                                     16.7%
              ------------------------------------------------
              South Korea                                15.5%
              ------------------------------------------------
              Taiwan                                      9.6%
              ------------------------------------------------
              South Africa                                7.5%
              ------------------------------------------------
              Israel                                      7.3%
              ------------------------------------------------
              Russia                                      6.4%
              ------------------------------------------------
              China                                       6.0%
              ------------------------------------------------
              Mexico                                      5.8%
              ------------------------------------------------
              India                                       4.0%
              ------------------------------------------------
              Other Countries                            21.2%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- GLOBAL GOVERNMENTS SERIES

              PORTFOLIO STRUCTURE (b)

              Bonds                                      89.3%
              Cash & Other Net Assets                    10.7%

              MARKET SECTORS (b)

              Non-U.S. Government Bonds                  67.3%
              ------------------------------------------------
              Cash & Other Net Assets                    10.7%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       7.7%
              ------------------------------------------------
              U.S. Treasury Securities                    4.9%
              ------------------------------------------------
              U.S. Government Agencies                    4.7%
              ------------------------------------------------
              Municipal Bonds                             2.4%
              ------------------------------------------------
              Emerging Market Bonds                       2.3%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        86.3%
              ------------------------------------------------
              AA                                          8.0%
              ------------------------------------------------
              A                                           1.2%
              ------------------------------------------------
              BBB                                         2.2%
              ------------------------------------------------
              Not Rated                                   2.3%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         4.9
              ------------------------------------------------
              Average Life (m)                        7.8 yrs.
              ------------------------------------------------
              Average Maturity (m)                    9.7 yrs.
              ------------------------------------------------
              Average Quality of Rated Securities (a)      AAA
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

              COUNTRY WEIGHTINGS (b)

              United States                              32.0%
              ------------------------------------------------
              Germany                                    14.7%
              ------------------------------------------------
              United Kingdom                             13.7%
              ------------------------------------------------
              Japan                                       9.0%
              ------------------------------------------------
              New Zealand                                 7.1%
              ------------------------------------------------
              Spain                                       3.7%
              ------------------------------------------------
              France                                      3.5%
              ------------------------------------------------
              Finland                                     3.1%
              ------------------------------------------------
              Belgium                                     2.6%
              ------------------------------------------------
              Other Countries                            10.6%
              ------------------------------------------------

(b) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 12/31/05.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.

Percentages are based on net assets as of 12/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- GLOBAL TOTAL RETURN SERIES

              PORTFOLIO STRUCTURE (b)

              Stocks                                     61.4%
              Bonds                                      35.4%
              Cash & Other Net Assets                     2.9%
              Preferred Stocks                            0.3%

              TOP TEN HOLDINGS

              United Kingdom Treasury, 5.75%, 2009        3.1%
              ------------------------------------------------
              United Kingdom Treasury, 8%, 2015           1.8%
              ------------------------------------------------
              Federal Republic of Germany, 6.25%, 2030    1.6%
              ------------------------------------------------
              TOTAL S.A., ADR                             1.5%
              ------------------------------------------------
              Government of New Zealand, 6.5%, 2013       1.4%
              ------------------------------------------------
              Nestle S.A.                                 1.4%
              ------------------------------------------------
              Bank of America Corp.                       1.4%
              ------------------------------------------------
              Federal Republic of Germany, 6.25%, 2024    1.3%
              ------------------------------------------------
              Vodafone Group PLC                          1.2%
              ------------------------------------------------
              KFW Bankengruppe, 2.328%, 2007              1.1%
              ------------------------------------------------

              EQUITY SECTOR WEIGHTINGS

              Financial Services                         15.6%
              ------------------------------------------------
              Utilities & Communications                  8.8%
              ------------------------------------------------
              Energy                                      6.4%
              ------------------------------------------------
              Consumer Staples                            5.9%
              ------------------------------------------------
              Health Care                                 4.6%
              ------------------------------------------------
              Industrial Goods & Services                 4.0%
              ------------------------------------------------
              Autos & Housing                             4.0%
              ------------------------------------------------
              Basic Materials                             3.8%
              ------------------------------------------------
              Technology                                  2.4%
              ------------------------------------------------
              Retailing                                   2.0%
              ------------------------------------------------
              Leisure                                     1.9%
              ------------------------------------------------
              Transportation                              1.5%
              ------------------------------------------------
              Special Products & Services                 0.5%
              ------------------------------------------------

              FIXED INCOME SECTOR WEIGHTINGS (b)

              Non U.S. Government Bonds                  26.8%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       2.7%
              ------------------------------------------------
              U.S. Treasury Securities                    2.2%
              ------------------------------------------------
              U.S. Government Agencies                    1.7%
              ------------------------------------------------
              Emerging Market Bonds                       1.0%
              ------------------------------------------------
              Municipal Bonds                             0.8%
              ------------------------------------------------
              Mortgage-Backed Securities                  0.2%
              ------------------------------------------------

              COUNTRY WEIGHTINGS (b)

              United States                              38.4%
              ------------------------------------------------
              United Kingdom                             13.1%
              ------------------------------------------------
              Japan                                      10.0%
              ------------------------------------------------
              Germany                                     8.1%
              ------------------------------------------------
              France                                      8.0%
              ------------------------------------------------
              New Zealand                                 3.1%
              ------------------------------------------------
              Switzerland                                 2.9%
              ------------------------------------------------
              Spain                                       2.4%
              ------------------------------------------------
              Netherlands                                 2.2%
              ------------------------------------------------
              Other Countries                            11.8%
              ------------------------------------------------

(b) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 12/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- GOVERNMENT SECURITIES SERIES

              PORTFOLIO STRUCTURE (b)
              Bonds                                      96.7%
              Cash & Other Net Assets                     3.3%

              MARKET SECTORS (b)

              Mortgage-Backed Securities                 48.6%
              ------------------------------------------------
              U.S. Government Agencies                   26.9%
              ------------------------------------------------
              U.S. Treasury Securities                   21.2%
              ------------------------------------------------
              Cash & Other Net Assets                     3.3%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        98.5%
              ------------------------------------------------
              Not Rated                                   1.5%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         4.5
              ------------------------------------------------
              Average Life (m)                        7.3 yrs.
              ------------------------------------------------
              Average Maturity (m)                   15.3 yrs.
              ------------------------------------------------
              Average Quality of Rated Securities (a)      AAA
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

(b) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 12/31/05.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.

Percentages are based on net assets as of 12/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- HIGH YIELD SERIES

              PORTFOLIO STRUCTURE (b)

              Bonds                                      93.9%
              Cash & Other Net Assets                     4.7%
              Stocks                                      1.0%
              Convertible Preferred                       0.3%
              Preferred                                   0.1%

              TOP 5 BOND INDUSTRIES (b)

              Utilities - Electric Power                  7.4%
              ------------------------------------------------
              Gaming & Lodging                            7.0%
              ------------------------------------------------
              Medical & Health Technology & Services      6.4%
              ------------------------------------------------
              Automotive                                  5.7%
              ------------------------------------------------
              Chemicals                                   4.9%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              A                                           0.5%
              ------------------------------------------------
              BBB                                         6.1%
              ------------------------------------------------
              BB                                         37.4%
              ------------------------------------------------
              B                                          40.6%
              ------------------------------------------------
              CCC                                        13.4%
              ------------------------------------------------
              CC                                          0.5%
              ------------------------------------------------
              C                                           0.1%
              ------------------------------------------------
              D                                           0.1%
              ------------------------------------------------
              Not Rated                                   1.3%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         4.5
              ------------------------------------------------
              Average Life (m)                        7.7 yrs.
              ------------------------------------------------
              Average Maturity (m)                    8.3 yrs.
              ------------------------------------------------
              Average Quality of Rated Securities (a)       B+
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

(b) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 12/31/05.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.

Percentages are based on net assets as of 12/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- INTERNATIONAL VALUE SERIES

              PORTFOLIO STRUCTURE

              Stocks                                     96.7%
              Cash & Other Net Assets                     2.5%
              Preferred Stocks                            0.8%

              TOP TEN HOLDINGS

              Nestle S.A.                                 3.0%
              ------------------------------------------------
              TOTAL S.A., ADR                             2.6%
              ------------------------------------------------
              Vodafone Group PLC                          2.5%
              ------------------------------------------------
              Takefuji Corp.                              2.2%
              ------------------------------------------------
              Credit Agricole S.A.                        1.8%
              ------------------------------------------------
              Tokyo Gas Co. Ltd.                          1.8%
              ------------------------------------------------
              Royal Bank of Scotland Group PLC            1.7%
              ------------------------------------------------
              TNT N.V.                                    1.7%
              ------------------------------------------------
              BP PLC, ADR                                 1.7%
              ------------------------------------------------
              Syngenta AG                                 1.6%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         20.9%
              ------------------------------------------------
              Utilities & Communications                 16.4%
              ------------------------------------------------
              Energy                                     10.6%
              ------------------------------------------------
              Consumer Staples                            9.7%
              ------------------------------------------------
              Autos & Housing                             8.4%
              ------------------------------------------------
              Retailing                                   6.0%
              ------------------------------------------------
              Technology                                  5.4%
              ------------------------------------------------
              Health Care                                 5.0%
              ------------------------------------------------
              Basic Materials                             5.1%
              ------------------------------------------------
              Leisure                                     4.8%
              ------------------------------------------------
              Transportation                              2.7%
              ------------------------------------------------
              Industrial Goods & Services                 1.7%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Great Britain                              22.2%
              ------------------------------------------------
              Japan                                      19.3%
              ------------------------------------------------
              France                                     16.0%
              ------------------------------------------------
              Germany                                     6.9%
              ------------------------------------------------
              Switzerland                                 6.3%
              ------------------------------------------------
              Netherlands                                 5.0%
              ------------------------------------------------
              South Korea                                 4.6%
              ------------------------------------------------
              Sweden                                      3.2%
              ------------------------------------------------
              Norway                                      2.6%
              ------------------------------------------------
              Other Countries                            13.9%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- MONEY MARKET SERIES

              PORTFOLIO STRUCTURE (b)

              Commercial Paper                           89.5%
              Repurchase Agreements                       8.8%
              Cash & Other Net Assets                     1.7%

              SHORT TERM CREDIT QUALITY (r)

              A-1                                       100.0%
              ------------------------------------------------

              MONEY MARKET MATURITY (b)

              0-29                                       44.5%
              ------------------------------------------------
              30-59                                      42.4%
              ------------------------------------------------
              60-89                                      11.4%
              ------------------------------------------------
              Other                                       1.7%
              ------------------------------------------------

(b) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 12/31/05.

Percentages are based on net assets as of 12/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- STRATEGIC INCOME SERIES

              PORTFOLIO STRUCTURE (b)

              Bonds                                      98.1%
              Cash & Other Net Assets                     1.6%
              Convertible Preferred                       0.2%
              Convertibles                                0.1%

              MARKET SECTORS (b)

              High Yield Corporates                      34.5%
              ------------------------------------------------
              Non-U.S. Government Bonds                  16.1%
              ------------------------------------------------
              Emerging Market Bonds                      13.1%
              ------------------------------------------------
              High Grade Corporates                      12.3%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       7.9%
              ------------------------------------------------
              Mortgage-Backed Securities                  5.9%
              ------------------------------------------------
              U.S. Treasury Securities                    4.1%
              ------------------------------------------------
              U.S. Government Agencies                    3.8%
              ------------------------------------------------
              Cash & Other Net Assets                     1.6%
              ------------------------------------------------
              Asset-Backed Securities                     0.4%
              ------------------------------------------------
              U.S. Convertibles                           0.3%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        30.3%
              ------------------------------------------------
              AA                                          1.8%
              ------------------------------------------------
              A                                           6.8%
              ------------------------------------------------
              BBB                                        16.9%
              ------------------------------------------------
              BB                                         21.4%
              ------------------------------------------------
              B                                          16.4%
              ------------------------------------------------
              CCC                                         5.2%
              ------------------------------------------------
              CC                                          0.1%
              ------------------------------------------------
              Not Rated                                   1.1%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         4.3
              ------------------------------------------------
              Average Life (m)                        7.5 yrs.
              ------------------------------------------------
              Average Maturity (m)                   10.5 yrs.
              ------------------------------------------------
              Average Quality of Rated
              Securities (a)                              BBB+
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

              COUNTRY WEIGHTINGS (b)

              United States                              64.4%
              ------------------------------------------------
              Germany                                     4.1%
              ------------------------------------------------
              Russia                                      3.4%
              ------------------------------------------------
              Mexico                                      2.7%
              ------------------------------------------------
              United Kingdom                              2.7%
              ------------------------------------------------
              Ireland                                     2.4%
              ------------------------------------------------
              Netherlands                                 2.2%
              ------------------------------------------------
              France                                      2.1%
              ------------------------------------------------
              New Zealand                                 1.9%
              ------------------------------------------------
              Other Countries                            14.1%
              ------------------------------------------------

(b) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 12/31/05.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.

Percentages are based on net assets as of 12/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PERFORMANCE SUMMARY

The information below and on the following pages illustrates the historical performance of each series in comparison to its benchmark(s). Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be more than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR UNITS, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT SUNLIFE-USA.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT HOLDER WOULD PAY ON DISTRIBUTIONS OR REDEMPTION OF CONTRACT UNITS.

BOND SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the series' investment operations, May 6, 1998, through December 31, 2005. Index information is from May 1, 1998.)

                          Bond Series    Lehman Brothers
                          - Initial     U.S. Government/
                            Class      Credit Bond Index
              5/98         $10,000         $10,000
              12/98         10,690          10,730
              12/99         10,509          10,499
              12/00         11,579          11,744
              12/01         12,488          12,742
              12/02         13,678          14,149
              12/03         15,007          14,809
              12/04         15,945          15,430
              12/05         16,225          15,796

TOTAL RETURNS THROUGH 12/31/05

                                  Class
                                Inception
Initial Class                     Date        1-yr        5-yr      Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return      5/06/98     1.75%       6.98%       6.53%

Service Class                                 1-yr        5-yr      Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return      8/24/01     1.59%       6.75%       6.37%

COMPARATIVE BENCHMARK

                                              1-yr        5-yr      Life (t)
--------------------------------------------------------------------------------
Lehman Brothers U.S. Government/
Credit Bond Index (s)                        2.37%       6.11%       6.14%

(t) For the period from the commencement of the series' investment operations, May 6, 1998, through December 31, 2005. Index information is from May 1, 1998.
(s) Source: Standard & Poor's Micropal, Inc.

EMERGING MARKETS EQUITY SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the series' investment operations, June 5, 1996, through December 31, 2005. Index information is from June 1, 1996.)

                         Emerging Markets     MSCI
                          Equity Series      Emerging
                         - Initial Class   Markets Index
              6/96         $10,000           $10,000
              12/96        $10,000             9,641
              12/97         11,046             8,524
              12/98          7,735             6,364
              12/99         11,794            10,590
              12/00          9,110             7,349
              12/01          9,017             7,174
              12/02          8,847             6,744
              12/03         13,501            10,539
              12/04         17,171            13,274
              12/05         23,483            17,859

TOTAL RETURNS THROUGH 12/31/05

                                  Class
                                Inception
Initial Class                     Date        1-yr        5-yr      Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return      6/05/96     36.76%      20.85%      9.33%

Service Class                                 1-yr        5-yr      Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return      8/24/01     36.36%      20.58%      9.20%

COMPARATIVE BENCHMARK

                                              1-yr        5-yr      Life (t)
--------------------------------------------------------------------------------
MSCI Emerging Markets Index (s)              34.54%      19.44%      6.24%

(t) For the period from the commencement of the series' investment operations, June 5, 1996, through December 31, 2005. Index information is from June 1, 1996.
(s) Source: Standard & Poor's Micropal, Inc.

GLOBAL GOVERNMENTS SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2005.)

              Global Governments    Citigroup World    J.P. Morgan Global
                    Series            Government            Government
              - Initial Class         Bond Index            Bond Index
      -------------------------------------------------------------------
      12/95        $10,000            $10,000               $10,000
      12/96         10,466             10,362                10,440
      12/97         10,386             10,386                10,586
      12/98         11,992             11,976                12,207
      12/99         11,371             11,465                11,587
      12/00         11,509             11,647                11,859
      12/01         11,266             11,532                11,763
      12/02         13,591             13,780                14,043
      12/03         15,711             15,834                16,081
      12/04         17,291             17,473                17,705
      12/05         16,045             16,272                16,550

TOTAL RETURNS THROUGH 12/31/05

                                  Class
                                Inception
Initial Class                     Date        1-yr        5-yr       10-yr
--------------------------------------------------------------------------------
Average Annual Total Return      5/16/88     -7.20%      6.87%       4.84%

Service Class                                 1-yr        5-yr       10-yr
--------------------------------------------------------------------------------
Average Annual Total Return      8/24/01     -7.49%      6.63%       4.72%

COMPARATIVE BENCHMARKS

                                              1-yr        5-yr       10-yr
--------------------------------------------------------------------------------
Citigroup World Government
Bond Index (e)(s)                            -6.88%      6.92%       4.99%
J.P. Morgan Global Government
Bond Index (s)                               -6.53%      6.89%       5.17%

(e) Effective June 30, 2005, we no longer use the Citigroup World Government Bond Index as a benchmark because we believe the J.P. Morgan Global Government Bond Index better reflects the series' investment policies and objectives.
(s) Source: Standard & Poor's Micropal, Inc.

GLOBAL TOTAL RETURN SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2005.)

                  Global      60% MSCI World/                 Standard
                Total Return  40% J.P. Morgan      MSCI       % Poor's
                   Series    Global Government     World      500 Stock
            - Initial Class     Bond Index         Index       Index
     ------------------------------------------------------------------
     12/95        $10,000         $10,000         $10,000     $10,000
     12/96         11,433          10,986          11,400      12,295
     12/97         12,989          12,091          13,249      16,395
     12/98         15,376          14,670          16,535      21,080
     12/99         16,671          16,460          20,725      22,515
     12/00         17,051          15,293          18,047      23,194
     12/01         15,999          13,716          15,066      20,440
     12/02         16,091          12,990          12,122      15,924
     12/03         19,788          16,319          16,214      20,489
     12/04         23,175          18,424          18,686      22,717
     12/05         24,061          18,959          20,559      23,832


TOTAL RETURNS THROUGH 12/31/05

                                  Class
                                Inception
Initial Class                     Date        1-yr        5-yr       10-yr
--------------------------------------------------------------------------------
Average Annual Total Return     11/07/94     3.83%       7.13%       9.18%

Service Class                                 1-yr        5-yr       10-yr
--------------------------------------------------------------------------------
Average Annual Total Return      8/24/01     3.54%       6.90%       9.06%

COMPARATIVE BENCHMARKS

                                              1-yr       5-yr       10-yr
--------------------------------------------------------------------------------
MSCI World Index (s)                         10.02%      2.64%       7.47%
60% MSCI World/40% J.P. Morgan Global
Government Bond Index (s)                     2.90%      4.39%       6.61%
Standard & Poor's 500 Stock Index (e)(s)      4.91%      0.54%       9.07%

(s) Source: Standard & Poor's Micropal, Inc.
(e) Effective December 13, 2005, we no longer use the Standard & Poor's 500 Stock Index as a benchmark because we believe the MSCI World Index better reflects the series' investment policies and objectives.

GOVERNMENT SECURITIES SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2005.)

                          Government     Lehman Brothers
                         Securities      U.S. Government/
                           Series        Mortgage Bond
                       - Initial Class       Index
              12/95        $10,000         $10,000
              12/96         10,165          10,368
              12/97         11,051          11,358
              12/98         12,012          12,348
              12/99         11,787          12,282
              12/00         13,215          13,791
              12/01         14,202          14,855
              12/02         15,594          16,349
              12/03         15,929          16,795
              12/04         16,528          17,480
              12/05         16,909          17,940

TOTAL RETURNS THROUGH 12/31/05

                                  Class
                                Inception
Initial Class                     Date        1-yr        5-yr       10-yr
--------------------------------------------------------------------------------
Average Annual Total Return    6/12/85       2.30%       5.05%       5.39%

Service Class                                 1-yr        5-yr       10-yr
--------------------------------------------------------------------------------
Average Annual Total Return    8/24/01       2.01%        4.83       5.28%

COMPARATIVE BENCHMARK

                                              1-yr        5-yr       10-yr
--------------------------------------------------------------------------------
Lehman Brothers U.S. Government/Mortgage
Bond Index (s)                               2.63%       5.40%       6.02%

(s) Source: Standard & Poor's Micropal, Inc.

HIGH YIELD SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2005.)

                        High Yield    Lehman Brothers     Lipper
                         Series       U.S. High-Yield   High-Current
                       - Initial        Corporate         Yield
                         Class          Bond Index        Index
            12/95        $10,000         $10,000         $10,000
            12/96         11,212          11,135          11,297
            12/97         12,697          12,556          12,786
            12/98         12,770          12,791          12,776
            12/99         13,654          13,097          13,387
            12/00         12,726          12,329          12,085
            12/01         12,955          12,980          11,961
            12/02         13,304          12,798          11,673
            12/03         16,157          16,505          14,750
            12/04         17,699          18,342          16,274
            12/05         18,087          18,844          16,605

TOTAL RETURNS THROUGH 12/31/05

                                  Class
                                Inception
Initial Class                     Date        1-yr        5-yr       10-yr
--------------------------------------------------------------------------------
Average Annual Total Return      6/12/85     2.19%       7.28%       6.11%

Service Class                                 1-yr        5-yr       10-yr
--------------------------------------------------------------------------------
Average Annual Total Return      8/24/01     1.93%       7.06%       5.99%

COMPARATIVE BENCHMARK

                                              1-yr        5-yr       10-yr
--------------------------------------------------------------------------------
Lehman Brothers U.S. High-Yield Corporate
Bond Index (s)                               2.74%       8.85%       6.54%
Lipper High-Current Yield Index (l)          2.03%       6.56%       5.20%

(s) Source: Standard & Poor's Micropal, Inc.
(l) Source: Lipper Inc., an independent firm that reports mutual fund performance.

INTERNATIONAL VALUE SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2005.)

                      International        MSCI            MSCI
                       Value Series        EAFE            EAFE
                    - Initial Class     Value Index        Index
            12/95        $10,000         $10,000         $10,000
            12/96         10,484          10,922          10,636
            12/97         11,168          11,120          10,855
            12/98         13,590          13,133          13,062
            12/99         15,927          16,355          16,628
            12/00         15,557          15,894          14,307
            12/01         13,280          12,998          11,273
            12/02         12,502          10,970           9,508
            12/03         16,705          16,013          13,232
            12/04         21,387          19,997          15,971
            12/05         24,641          22,875          18,209

TOTAL RETURNS THROUGH 12/31/05

                                  Class
                                Inception
Initial Class                     Date        1-yr        5-yr       10-yr
--------------------------------------------------------------------------------
Average Annual Total Return     10/02/95     15.22%      9.63%       9.44%

Service Class                                 1-yr        5-yr       10-yr
--------------------------------------------------------------------------------
Average Annual Total Return      8/24/01     14.86%      9.44%       9.34%

COMPARATIVE BENCHMARKS

                                              1-yr        5-yr       10-yr
--------------------------------------------------------------------------------
MSCI EAFE Value Index (s)                    14.39%      7.55%       8.63%
MSCI EAFE Index (s)                          14.02%      4.94%       6.18%

(s)      Source: Standard & Poor's Micropal, Inc.

MONEY MARKET SERIES

TOTAL RETURNS THROUGH 12/31/05

                                                                Current(y)
                                    Class                       7-day Yield
                                  Inception       1-yr           (with and
Initial Class                       Date      Total Return    without waiver)
--------------------------------------------------------------------------------
                                   7/19/85        2.72%            3.79%

                                                                Current(y)
                                    Class                       7-day Yield
                                  Inception       1-yr           (with and
                                    Date      Total Return    without waiver)
--------------------------------------------------------------------------------
                                   8/24/01        2.46%            3.56%

(y) Based on the latest seven days ended as of December 31, 2005, with dividends annualized. The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

STRATEGIC INCOME SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the series' investment operations, May 6, 1998, through December 31, 2005. Index information is from May 1, 1998.)

                                                                       Lehman
        Strategic    Citigroup World   J.P. Morgan       Lehman         Brothers
         Income      Government Bond    Emerging         Brothers     U.S. High-
         Series      Bond Non-Dollar  Markets Bond   U.S. Aggregate     Yield
        - Initial        Hedged         Index            Bond        Corporate
          Class          Index          Global           Index       Bond Index
5/98     $10,000        $10,000        $10,000          $10,000       $10,000
12/98     10,040         10,767          8,367           10,647         9,817
12/99     10,503         11,077         10,390           10,559        10,052
12/00     10,805         12,144         11,886           11,787         9,463
12/01     11,162         12,887         12,048           12,782         9,962
12/02     12,001         13,770         13,628           14,093         9,822
12/03     13,548         14,029         17,125           14,671        12,668
12/04     14,637         14,755         19,133           15,308        14,078
12/05     14,914         15,595         21,187           15,680        14,463

TOTAL RETURNS THROUGH 12/31/05

                                  Class
                                Inception
Initial Class                     Date        1-yr        5-yr      Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return      5/06/98     1.89%       6.66%       5.36%

Service Class                                 1-yr        5-yr      Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return      8/24/01     1.61%       6.42%       5.20%

COMPARATIVE BENCHMARKS

                                              1-yr        5-yr      Life (t)
--------------------------------------------------------------------------------
Citigroup World Government Bond
Non-Dollar Hedged Index (s)                  5.69%       5.13%       5.97%
J.P. Morgan Emerging Markets Bond
Index Global (b)                             10.73%      12.25%      10.29%
Lehman Brothers U.S. Aggregate
Bond Index (s)                               2.43%       5.87%       6.04%
Lehman Brothers U.S. High-Yield Corporate
Bond Index (s)                               2.74%       8.85%       4.93%

(t) For the period from the commencement of the series' investment operations, May 6, 1998, through December 31, 2005. Index information is from May 1, 1998.
(b) Source: Bloomberg.
(s) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT BOND INDEX - measures investment grade debt obligations of the U.S. Treasury and U.S. government agencies, as well as U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

MSCI EMERGING MARKETS INDEX - a market capitalization index that is designed to measure equity market performance in the global emerging markets.

CITIGROUP WORLD GOVERNMENT BOND INDEX - a market capitalization-weighted benchmark that tracks the performance of the 21 government bond markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

J.P. MORGAN GLOBAL GOVERNMENT BOND INDEX - measures developed government bond markets around the world.

MSCI WORLD INDEX - a market capitalization index that is designed to measure global developed market equity performance.

STANDARD & POOR'S 500 STOCK INDEX - a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

LEHMAN BROTHERS U.S. GOVERNMENT/MORTGAGE BOND INDEX - measures debt issued by the U.S. Government as well as mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

LEHMAN BROTHERS U.S. HIGH-YIELD CORPORATE BOND INDEX - measures the universe of non-investment grade, fixed rate debt. Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

MSCI EAFE (EUROPE, AUSTRALASIA, FAR EAST) VALUE INDEX - a market capitalization index that is designed to measure developed market equity performance for value securities, excluding the U.S. and Canada.

MSCI EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX - a market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada.

CITIGROUP WORLD GOVERNMENT BOND NON-DOLLAR HEDGED INDEX - a market capitalization-weighted index that tracks the currency-hedged performance of the major government bond markets, excluding the United States. Country eligibility is determined based upon market capitalization and investability criteria.

J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL - tracks total returns for dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities of emerging markets countries.

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX - measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Lipper High-Current Yield Bond Index - measures the 30 largest retail mutual funds in the Lipper High Yield category.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class shares performance shown is higher than it would have been had Service Class shares been offered for the entire period.

Performance results reflect any applicable expense subsidies and waivers in ffect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

Money Market Series performance results reflect any applicable expense subsidies, waivers and adjustments in effect during the periods shown. Subsidies and fee waivers may be imposed to enhance a portfolio's yield during periods when the portfolio's operating expenses have a significant impact on the portfolio's yield due to lower interest rates. Without such subsidies, waivers and adjustments, the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of dividends and capital gains.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

BOND SERIES

The portfolio's yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives involve risks different from, and greater than, those of the underlying indicator(s) in whose value the derivative is based. The value of the derivative can move in unexpected ways and result in unanticipated losses and increased volatility if the value of the underlying indicator(s) does not move in the direction or the extent anticipated. Foreign investments can be more volatile than U.S. investments.

EMERGING MARKET EQUITY SERIES

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. Changes in currency exchange rates may affect the portfolio's net asset value. The value of dividends and interest earned, and gains and losses realized on the sale of securities. Because MFS may invest a relatively large percentage of the portfolio's assets in issuers located in a single country or a small number of countries, the portfolio's performance could be closely tied to the market, economic, political or regulatory conditions and developments in those countries and could be more volatile than the performance of more geographically diversified portfolios.

GLOBAL GOVERNMENTS SERIES

The portfolio's yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives involve risks different from, and greater than, those of the underlying indicator(s) in whose value the derivative is based. The value of the derivative can move in unexpected ways and result in unanticipated losses and increased volatility if the value of the underlying indicator(s) does not move in the direction or the extent anticipated. Because MFS may invest a relatively large percentage of the portfolio's assets in issuers located in a single country or a small number of countries, the portfolio's performance could be closely tied to the market, economic, political or regulatory conditions and developments in those countries and could be more volatile than the performance of more geographically diversified portfolios. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates may affect the portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. Because the portfolio is considered non-diversified, MFS may invest a significant percentage of the portfolio's assets in a single issuer or a small number of issuers.

GLOBAL TOTAL RETURN SERIES

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. Changes in currency exchange rates may affect the portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because MFS may invest a relatively large percentage of the portfolio's assets in issuers located in a single country or a small number of countries, the portfolio's performance could be closely tied to the market, economic, political or regulatory conditions and developments in those countries and could be more volatile than the performance of more geographically diversified portfolios. The portfolio's yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities. Derivatives involve risks different from, and greater than, those of the underlying indicator(s) in whose value the derivative is based. The value of the derivative can move in unexpected ways and result in unanticipated losses and increased volatility if the value of the underlying indicator(s) does not move in the direction or the extent anticipated.

GOVERNMENT SECURITIES SERIES

The portfolio's yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives involve risks different from, and greater than, those of the underlying indicator(s) in whose value the derivative is based. The value of the derivative can move in unexpected ways and result in unanticipated losses and increased volatility if the value of the underlying indicator(s) does not move in the direction or the extent anticipated.

HIGH YIELD SERIES

The portfolio's yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities. Derivatives involve risks different from, and greater than, those of the underlying indicator(s) in whose value the derivative is based. The value of the derivative can move in unexpected ways and result in unanticipated losses and increased volatility if the value of the underlying indicator(s) does not move in the direction or the extent anticipated. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. Foreign investments can be more volatile than U.S. investments. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets.

INTERNATIONAL VALUE SERIES

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates may affect the portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. Because MFS may invest a relatively large percentage of the portfolio's assets in issuers located in a single country or a small number of countries, the portfolio's performance could be closely tied to the market, economic, political or regulatory conditions and developments in those countries and could be more volatile than the performance of more geographically diversified portfolios. Value stocks may perform differently from the general stock market and can continue to be undervalued for long periods of time and not realize their full value.

MONEY MARKET SERIES

The portfolio's yield changes daily and is are based on changes in interest rates and market conditions, and in response to other economic, political, or financial developments. The value of the portfolio's investments may fluctuate in response to many factors including the performance and valuation of the issuer and general market conditions. Foreign investments can be more volatile than U.S. investments. The value of the portfolio's domestic investments will fluctuate. Investors should note that while securities issued by certain U.S. government agencies or instrumentalities are guaranteed by the U.S. government, securities issued by many U.S. government agencies are not guaranteed by the U.S. government. Although the portfolio(s) seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

STRATEGIC INCOME SERIES

The portfolio's yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives involve risks different from, and greater than, those of the underlying indicator(s) in whose value the derivative is based. The value of the derivative can move in unexpected ways and result in unanticipated losses and increased volatility if the value of the underlying indicator(s) does not move in the direction or the extent anticipated. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. Foreign investments can be more volatile than U.S. investments. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets.

When you sell your units, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risks considerations.

EXPENSE TABLES
SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JULY 1, 2005 THROUGH DECEMBER 31, 2005

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
                                   Expense           Value            Value          During Period (p)
BOND SERIES                         Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
------------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            0.73%          $1,000.00          $999.10              $3.68
  Hypothetical (h)                  0.73%          $1,000.00        $1,021.53              $3.72
Service Class
  Actual                            0.98%          $1,000.00          $998.20              $4.94
  Hypothetical (h)                  0.98%          $1,000.00        $1,020.27              $4.99

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
EMERGING MARKETS                   Expense           Value            Value          During Period (p)
EQUITY SERIES                       Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
------------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            1.27%          $1,000.00        $1,275.70              $7.28
  Hypothetical (h)                  1.27%          $1,000.00        $1,018.80              $6.46
Service Class
  Actual                            1.52%          $1,000.00        $1,274.10              $8.71
  Hypothetical (h)                  1.52%          $1,000.00        $1,017.54              $7.73

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
GLOBAL                             Expense           Value            Value          During Period (p)
GOVERNMENTS SERIES                  Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
------------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            1.00%          $1,000.00          $967.10              $4.96
  Hypothetical (h)                  1.00%          $1,000.00        $1,020.16              $5.09
Service Class
  Actual                            1.25%          $1,000.00          $965.10              $6.19
  Hypothetical (h)                  1.25%          $1,000.00        $1,018.90              $6.36

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
GLOBAL TOTAL                       Expense           Value            Value          During Period (p)
RETURN SERIES                       Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
------------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            0.93%          $1,000.00        $1,050.40              $4.81
  Hypothetical (h)                  0.93%          $1,000.00        $1,020.52              $4.74
Service Class
  Actual                            1.18%          $1,000.00        $1,048.80              $6.09
  Hypothetical (h)                  1.18%          $1,000.00        $1,019.26              $6.01

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
GOVERNMENT                         Expense           Value            Value          During Period (p)
SECURITIES SERIES                   Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
------------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            0.63%          $1,000.00          $999.20              $3.17
  Hypothetical (h)                  0.63%          $1,000.00        $1,022.03              $3.21
Service Class
  Actual                            0.88%          $1,000.00          $997.70              $4.43
  Hypothetical (h)                  0.88%          $1,000.00        $1,020.77              $4.48

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
                                   Expense           Value            Value          During Period (p)
HIGH YIELD SERIES                   Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
------------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            0.87%          $1,000.00        $1,017.90              $4.43
  Hypothetical (h)                  0.87%          $1,000.00        $1,020.82              $4.43
Service Class
  Actual                            1.12%          $1,000.00        $1,016.50              $5.69
  Hypothetical (h)                  1.12%          $1,000.00        $1,019.56              $5.70

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
INTERNATIONAL                      Expense           Value            Value          During Period (p)
VALUE SERIES                        Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
--------------------------------------------------------------------------------------------
Initial Class
  Actual                            1.14%          $1,000.00        $1,144.80              $6.16
  Hypothetical (h)                  1.14%          $1,000.00        $1,019.46              $5.80
Service Class
  Actual                            1.39%          $1,000.00        $1,143.20              $7.51
  Hypothetical (h)                  1.39%          $1,000.00        $1,018.20              $7.07

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
                                   Expense           Value            Value          During Period (p)
MONEY MARKET SERIES                 Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
--------------------------------------------------------------------------------------------
Initial Class
  Actual                            0.60%          $1,000.00        $1,016.30              $3.05
  Hypothetical (h)                  0.60%          $1,000.00        $1,022.18              $3.06
Service Class
  Actual                            0.85%          $1,000.00        $1,015.00              $4.32
  Hypothetical (h)                  0.85%          $1,000.00        $1,020.92              $4.33

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
STRATEGIC                          Expense           Value            Value          During Period (p)
INCOME SERIES                       Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
--------------------------------------------------------------------------------------------
Initial Class
  Actual                            0.95%          $1,000.00        $1,009.40              $4.81
  Hypothetical (h)                  0.95%          $1,000.00        $1,020.42              $4.84
Service Class
  Actual                            1.20%          $1,000.00        $1,007.60              $6.07
  Hypothetical (h)                  1.20%          $1,000.00        $1,019.16              $6.11

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
BOND SERIES
BONDS -- 97.7%

Issuer                                                            Shares/Par ($)             Value ($)
ADVERTISING & BROADCASTING -- 1.7%
Chancellor Media Corp., 8%, 2008 ................................   $   760,000          $     807,994
EchoStar DBS Corp., 9.125%, 2009 ................................       657,000                687,386
News America Holdings, 7.75%, 2024 ..............................     1,250,000              1,409,186
News America Holdings, 8.5%, 2025 ...............................       770,000                926,426
                                                                                         -------------
                                                                                         $   3,830,992
                                                                                         -------------
AIRLINES -- 0.5%
Continental Airlines, Inc., 6.545%, 2020 ........................   $   728,408          $     727,303
Continental Airlines, Inc., 6.648%, 2017 ........................       413,905                404,467
                                                                                         -------------
                                                                                         $   1,131,770
                                                                                         -------------
ALCOHOLIC BEVERAGES -- 0.3%
            Foster's Financial Corp., 5.875%, 2035 (a) ..........   $   698,000          $     679,775
                                                                                         -------------
ASSET BACKED & SECURITIZED -- 11.6%
Amresco Commercial Mortgage Funding I, 7%, 2029 .................   $   900,000          $     911,405
ARCap, Inc., 6.1%, 2045 (a) .....................................       350,000                320,757
Asset Securitization Corp., FRN, 8.2925%, 2029 ..................       775,000                822,128
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (a) ...       763,576                762,622
Capital One Auto Finance Trust, 2.47%, 2010 .....................       400,000                392,819
Citibank Credit Card Issuance Trust, 6.65%, 2008 ................     1,200,000              1,207,798
Commercial Mortgage Acceptance Corp., 7.03%, 2031 ...............       750,000                791,010
Commercial Mortgage Acceptance Corp., FRN, 1.141%, 2030 (i) .....     8,699,172                276,088
Commercial Mortgage Acceptance Corp., FRN, 5.44%, 2013 (a) ......     1,000,000                998,824
Countrywide Asset-Backed Certificates FRN, 4.575%, 2035 .........       119,000                117,397
CPS Auto Receivables Trust, 3.52%, 2009 (a) .....................       199,025                197,346
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (a) ..............       971,929                985,293
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031 .........       584,914                599,165
DLJ Commercial Mortgage Corp., 6.04%, 2031 ......................       625,000                634,044
DLJ Commercial Mortgage Corp., FRN, 7.6214%, 2032 ...............       700,000                754,979
Drive Auto Receivables Trust, 2.5%, 2009 (a) ....................       673,000                657,959
Drivetime Auto Owner Trust, FRN, 1.918%, 2008 (a) ...............       538,477                533,092
Falcon Franchise Loan Corp., 6.5%, 2014 (a) .....................       440,000                377,575
Falcon Franchise Loan LLC, FRN, 3.7884%, 2023 (i) ...............     3,025,414                497,624
First Union-Lehman Brothers Commercial Mortgage Trust,
  7%, 2029 (a) ..................................................       607,000                660,095
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033 ..........       800,000                805,286
GMAC Commercial Mortgage Securities, Inc., FRN,
  7.661%, 2011 (a) ..............................................       825,000                897,660
Greenwich Capital Commercial Funding Corp., 4.305%, 2042 ........       589,156                573,715
Holmes Financing PLC, FRN, 4.87%, 2040 ..........................       181,000                181,272
IKON Receivables Funding LLC, 3.27%, 2011 .......................       735,000                725,809
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
  5.3645%, 2043 .................................................     1,168,381              1,178,764
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
  5.038%, 2015 ..................................................       880,000                870,120
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
  5.345%, 2042 (a) ..............................................       765,072                738,860
Lehman Brothers Commercial Conduit Mortgage Trust, FRN,
  1.1593%, 2028 (i) .............................................     6,961,468                185,029
Morgan Stanley Capital I, Inc., 6.86%, 2010 .....................     1,155,000              1,170,149
Morgan Stanley Capital I, Inc., 5.72%, 2032 .....................       479,840                489,312
Morgan Stanley Capital I, Inc., 7.3%, 2030 (a) ..................       852,000                883,711
Morgan Stanley Capital I, Inc., FRN, 0.731%, 2030 (a)(i) ........    23,794,958                423,386
Mortgage Capital Funding, Inc., FRN, 0.7852%, 2031 (i) ..........     8,773,730                130,295
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034 ................       683,416                678,391
Prudential Securities Secured Financing Corp., FRN,
  7.4486%, 2013 (a) .............................................       567,000                612,705
Spirit Master Funding LLC, 5.05%, 2023 (a) ......................       491,197                480,442
TIAA Real Estate CDO Ltd., 7.17%, 2032 (a) ......................       436,058                444,564
Wachovia Bank Commercial Mortgage Trust, FRN, 5.155%, 2044 ......       600,000                610,194
Wachovia Bank Commercial Mortgage Trust, FRN, 5.195%, 2044 ......       391,000                392,185
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041 ......       551,473                538,417
                                                                                         -------------
                                                                                         $  25,508,286
                                                                                         -------------
AUTOMOTIVE -- 2.5%
Ford Motor Co., 7.45%, 2031 .....................................   $ 1,644,000          $   1,117,920
Ford Motor Credit Co., 5.8%, 2009 ...............................       926,000                807,786
General Motors Acceptance Corp., 7.25%, 2011 ....................       739,000                679,243
General Motors Acceptance Corp., 5.625%, 2009 ...................     1,477,000              1,314,075
General Motors Acceptance Corp., 5.85%, 2009 ....................       696,000                622,660
Lear Corp., 8.11%, 2009 .........................................       456,000                424,402
TRW Automotive, Inc., 9.375%, 2013 ..............................       498,000                539,085
                                                                                         -------------
                                                                                         $   5,505,171
                                                                                         -------------
BANKS & CREDIT COMPANIES -- 12.8%
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049 .....   $   700,000          $     952,415
Banco Mercantil del Norte S.A., 5.875% to 2009,
  FRN to 2014 (a) ...............................................     1,000,000                992,500
Bank of America Corp., 7.4%, 2011 ...............................     1,230,000              1,354,875
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (a) ...............     1,682,000              1,940,488
BBVA Bancomer Capital Trust I, 10.5%, 2011 (a) ..................       867,000                871,335
BNP Paribas, 5.186% to 2015, FRN to 2049 (a) ....................     1,147,000              1,112,743
Chuo Mitsui Trust & Banking Co., 5.506% to 2015,
  FRN to 2049 (a) ...............................................     1,114,000              1,079,479
Citigroup, Inc., 6.625%, 2032 ...................................     1,275,000              1,440,735
Citigroup, Inc., 5%, 2014 .......................................       938,000                923,325
Credit Suisse First Boston (USA), Inc., 4.875%, 2010 ............     1,389,000              1,378,345
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a) ........     1,205,000              1,245,043
Kazkommerts International B.V., 8.5%, 2013 ......................       698,000                755,585
Mizuho Financial Group, Inc., 5.79%, 2014 (a) ...................       929,000                959,727
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (a) ............     1,637,000              1,762,072
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (a) .................       700,000                693,894
Popular North America, Inc., 4.25%, 2008 ........................       612,000                600,255
RBS Capital Trust II, 6.425% to 2034, FRN to 2049 ...............     1,042,000              1,093,527
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (a) ................     1,051,000              1,046,558
Royal Bank of Scotland Group PLC, 9.118%, 2049 ..................       348,000                398,669
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (a) ..........     2,047,000              2,129,787
Turanalem Finance B.V., 8%, 2014 (a) ............................       635,000                657,225
UFJ Finance Aruba AEC, 6.75%, 2013 ..............................     1,028,000              1,122,437
UniCredito Italiano Capital Trust II, 9.2% to 2010,
  FRN to 2049 (a) ...............................................       851,000                985,666
Wachovia Corp., 6.605%, 2025 ....................................     1,270,000              1,405,000
Wachovia Corp., 4.875%, 2014 ....................................       652,000                638,086
Wells Fargo National Bank, 4.75%, 2015 ..........................       608,000                591,442
                                                                                         -------------
                                                                                         $  28,131,213
                                                                                         -------------
BIOTECHNOLOGY -- 0.5%
Cardinal Health, Inc., 5.85%, 2017 ..............................   $ 1,102,000          $   1,120,914
                                                                                         -------------
BROADCAST & CABLE TV -- 2.4%
Cox Communications, Inc., 4.625%, 2013 ..........................   $   994,000          $     925,994
CSC Holdings, Inc., 7.875%, 2007 ................................       975,000                992,062
Rogers Cable, Inc., 5.5%, 2014 ..................................       364,000                340,795
TCI Communications Financing III, 9.65%, 2027 ...................     2,081,000              2,251,863
TCI Communications, Inc., 9.8%, 2012 ............................       439,000                529,607
Time Warner Entertainment Co., LP, 8.375%, 2033 .................       229,000                270,508
                                                                                         -------------
                                                                                         $   5,310,829
                                                                                         -------------
BROKERAGE & ASSET MANAGERS -- 1.5%
AMVESCAP PLC, 4.5%, 2009 ........................................   $   684,000          $     671,160
Lehman Brothers Holdings, Inc., 8.25%, 2007 .....................     1,265,000              1,322,485
Morgan Stanley Dean Witter, Inc., 6.6%, 2012 ....................     1,240,000              1,332,836
                                                                                         -------------
                                                                                         $   3,326,481
                                                                                         -------------
BUILDING -- 0.9%
American Standard Cos., Inc., 7.375%, 2008 ......................   $ 1,150,000          $   1,198,056
CRH America, Inc., 6.95%, 2012 ..................................       712,000                774,676
                                                                                         -------------
                                                                                         $   1,972,732
                                                                                         -------------
BUSINESS SERVICES -- 0.2%
Xerox Corp., 7.625%, 2013 .......................................   $   320,000          $     337,600
                                                                                         -------------
CHEMICALS -- 0.5%
BCP Crystal Holdings Corp., 9.625%, 2014 ........................   $   468,000          $     520,650
Dow Chemical Co., 5.75%, 2008 ...................................       548,000                562,160
                                                                                         -------------
                                                                                         $   1,082,810
                                                                                         -------------
CONGLOMERATES -- 0.9%
Kennametal, Inc., 7.2%, 2012 ....................................   $   816,000          $     885,819
Tyco International Group S.A., 6.75%, 2011 ......................     1,104,000              1,160,733
                                                                                         -------------
                                                                                         $   2,046,552
                                                                                         -------------
CONSTRUCTION -- 0.6%
Beazer Homes USA, Inc., 6.875%, 2015 ............................   $   690,000          $     661,537
Pulte Homes Inc., 5.2%, 2015 ....................................       692,000                650,989
                                                                                         -------------
                                                                                         $   1,312,526
                                                                                         -------------
CONTAINERS -- 0.4%
Owens-Brockway Glass Container, Inc., 8.25%, 2013 ...............   $   770,000          $     795,025
                                                                                         -------------
DEFENSE ELECTRONICS -- 2.0%
BAE Systems Holdings, Inc., 6.4%, 2011 (a) ......................   $ 1,059,000          $   1,122,651
BAE Systems Holdings, Inc., 4.75%, 2010 (a) .....................       389,000                382,034
Litton Industries, Inc., 8%, 2009 ...............................     1,300,000              1,430,563
Raytheon Co., 8.3%, 2010 ........................................     1,228,000              1,375,468
                                                                                         -------------
                                                                                         $   4,310,716
                                                                                         -------------
EMERGING MARKET QUASI-SOVEREIGN -- 0.8%
Export-Import Banks of Korea, 5.25%, 2014 (a) ...................   $   596,000          $     598,464
Pemex Finance Ltd., 9.69%, 2009 .................................       320,250                347,138
Petronas Capital Ltd., 7.875%, 2022 (a) .........................       430,000                538,268
Petronas Capital Ltd., 7.875%, 2022 .............................       296,000                370,529
                                                                                         -------------
                                                                                         $   1,854,399
                                                                                         -------------
EMERGING MARKET SOVEREIGN -- 0.5%
Federal Republic of Brazil, 8%, 2018 ............................   $   407,000          $     439,153
Republic of Panama, 9.375%, 2029 ................................       331,000                416,233
Republic of Panama, 9.375%, 2023 ................................       101,000                126,503
United Mexican States, 8.3%, 2031 ...............................       118,000                151,630
                                                                                         -------------
                                                                                         $   1,133,519
                                                                                         -------------
ENERGY -- INDEPENDENT -- 2.0%
Chesapeake Energy Corp., 6.375%, 2015 ...........................   $ 1,635,000          $   1,635,000
Kerr-McGee Corp., 6.95%, 2024 ...................................       757,000                802,936
Ocean Energy, Inc., 7.25%, 2011 .................................     1,400,000              1,546,076
Pioneer Natural Resource Co., 6.5%, 2008 ........................       420,000                429,164
                                                                                         -------------
                                                                                         $   4,413,176
                                                                                         -------------
ENERGY -- INTEGRATED -- 0.4%
Amerada Hess Corp., 7.3%, 2031 ..................................   $   806,000          $     932,771
                                                                                         -------------
ENTERTAINMENT -- 1.3%
Time Warner, Inc., 9.125%, 2013 .................................   $ 1,216,000          $   1,439,228
Walt Disney Co., 6.75%, 2006 ....................................       620,000                622,956
Walt Disney Co., 6.375%, 2012 ...................................       660,000                698,094
                                                                                         -------------
                                                                                         $   2,760,278
                                                                                         -------------
FINANCIAL INSTITUTIONS -- 1.0%
Capital One Bank, 4.25%, 2008 ...................................   $   600,000          $     586,090
General Electric Capital Corp., 8.7%, 2007 ......................         4,000                  4,158
HSBC Finance Corp., 5.25%, 2011 .................................       907,000                907,464
HSBC Finance Corp., 6.75%, 2011 .................................       550,000                590,244
                                                                                         -------------
                                                                                         $   2,087,956
                                                                                         -------------
FOREST & PAPER PRODUCTS -- 0.5%
MeadWestvaco Corp., 6.8%, 2032 ..................................   $   524,000          $     523,376
Stone Container Corp., 7.375%, 2014 .............................       700,000                637,000
                                                                                         -------------
                                                                                         $   1,160,376
                                                                                         -------------
GAMING & LODGING -- 1.1%
Harrah's Operating Co., Inc., 7.125%, 2007 ......................   $   935,000          $     958,727
Harrah's Operating Co., Inc., 5.625%, 2015 ......................       720,000                707,344
Royal Caribbean Cruises Ltd., 8%, 2010 ..........................       705,000                765,712
                                                                                         -------------
                                                                                         $   2,431,783
                                                                                         -------------
INSURANCE -- 2.4%
American International Group, Inc., 4.25%, 2013 .................   $   970,000          $     922,595
Genworth Financial, Inc., 5.75%, 2014 ...........................       784,000                818,273
ING Groep N.V., 5.775% to 2015, FRN to 2049 .....................       902,000                914,179
Prudential Insurance Co., 7.65%, 2007 (a) .......................     1,100,000              1,143,769
UnumProvident Corp., 7.625%, 2011 ...............................     1,235,000              1,331,956
UnumProvident Finance Co., 6.85%, 2015 (a) ......................       128,000                133,328
                                                                                         -------------
                                                                                         $   5,264,100
                                                                                         -------------
INSURANCE -- PROPERTY & CASUALTY -- 2.2%
ACE INA Holdings, Inc., 5.875%, 2014 ............................   $ 1,686,000          $   1,744,061
AXIS Capital Holdings Ltd., 5.75%, 2014 .........................       800,000                800,171
Fund American Cos., Inc., 5.875%, 2013 ..........................       993,000              1,001,999
St. Paul Travelers Cos., Inc., 5.5%, 2015 .......................       301,000                303,166
Willis Group North America, Inc., 5.625%, 2015 ..................       883,000                882,657
                                                                                         -------------
                                                                                         $   4,732,054
                                                                                         -------------
MACHINERY & TOOLS -- 0.5%
Ingersoll Rand Co., 6.25%, 2006 .................................   $ 1,000,000          $   1,005,402
                                                                                         -------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 1.1%
AmerisourceBergen Corp., 5.875%, 2015 (a) .......................   $ 1,100,000          $   1,109,625
HCA, Inc., 8.75%, 2010 ..........................................       838,000                926,825
HCA, Inc., 7.875%, 2011 .........................................       415,000                446,190
                                                                                         -------------
                                                                                         $   2,482,640
                                                                                         -------------
METALS & MINING -- 0.6%
Corporacion Nacional del Cobre de Chile, 6.375%, 2012 (a) .......   $   342,000          $     367,784
International Steel Group, Inc., 6.5%, 2014 .....................       882,000                882,000
                                                                                         -------------
                                                                                         $   1,249,784
                                                                                         -------------
MORTGAGE BACKED -- 10.7%
Fannie Mae, 6%, 2016 - 2035 .....................................   $ 3,465,411          $   3,513,544
Fannie Mae, 5.5%, 2017 - 2035 ...................................     9,126,634              9,118,394
Fannie Mae, 4.5%, 2018 ..........................................     2,088,017              2,036,478
Fannie Mae, 7.5%, 2030 - 2031 ...................................       309,535                324,353
Fannie Mae, 6.5%, 2032 ..........................................     1,597,746              1,642,053
Freddie Mac, 6%, 2034 ...........................................       534,416                540,382
Freddie Mac, 5.5%, 2035 .........................................     2,199,279              2,179,577
Freddie Mac, 5%, 2035 ...........................................     4,322,843              4,185,052
                                                                                         -------------
                                                                                         $  23,539,833
                                                                                         -------------
MUNICIPALS -- 1.0%
Corpus Christi, TX, Refunding General Improvement, FSA,
  5%, 2015 ......................................................   $   630,000          $     682,391
Metropolitan Transportation Authority, NY, Rev. Refunding
  Transportation, "E", MBIA, 5.5%, 2015 .........................       720,000                815,414
Pima County, AZ, 5%, 2015 .......................................       585,000                635,146
                                                                                         -------------
                                                                                         $   2,132,951
                                                                                         -------------
NATURAL GAS -- PIPELINE -- 2.5%
CenterPoint Energy Resources Corp., 7.875%, 2013 ................   $ 1,383,000          $   1,581,586
Enterprise Products Operating LP, 5.6%, 2014 ....................     1,000,000                999,219
Kinder Morgan Energy Partners LP, 7.4%, 2031 ....................       990,000              1,140,333
Kinder Morgan, Inc., 6.8%, 2008 .................................       600,000                620,395
Magellan Midstream Partners LP, 5.65%, 2016 .....................       337,000                339,674
Williams Cos., Inc., 7.125%, 2011 ...............................       689,000                715,699
                                                                                         -------------
                                                                                         $   5,396,906
                                                                                         -------------
NETWORK & TELECOM -- 4.8%
BellSouth Corp., 6.55%, 2034 ....................................   $   813,000          $     865,977
Citizens Communications Co., 9%, 2031 ...........................       488,000                494,100
Citizens Communications Co., 9.25%, 2011 ........................       670,000                738,675
Deutsche Telekom International Finance B.V., 8%, 2010 ...........     1,888,000              2,140,560
SBC Communications, Inc., 5.1%, 2014 ............................     1,361,000              1,329,536
Telecom Italia Capital, 6%, 2034 ................................       979,000                943,125
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006 ............       572,000                575,194
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009 .............       375,000                389,660
TELUS Corp., 8%, 2011 ...........................................       805,000                902,453
Verizon New York, Inc., 6.875%, 2012 ............................       635,000                661,943
Verizon New York, Inc., 7.375%, 2032 ............................     1,423,000              1,496,014
                                                                                         -------------
                                                                                         $  10,537,237
                                                                                         -------------
OIL SERVICES -- 0.3%
Halliburton Co., 5.5%, 2010 .....................................   $   565,000          $     577,068
                                                                                         -------------
OILS -- 0.8%
Premcor Refining Group, Inc., 7.5%, 2015 ........................   $ 1,690,000          $   1,801,589
                                                                                         -------------
PHARMACEUTICALS -- 0.4%
Wyeth, 5.5%, 2013 ...............................................   $   864,000          $     875,896
                                                                                         -------------
PRECIOUS METALS & MINERALS -- 0.2%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014 ..............   $   355,000          $     358,550
                                                                                         -------------
PRINTING & PUBLISHING -- 0.3%
Dex Media West LLC, 9.875%, 2013 ................................   $   659,000          $     731,490
                                                                                         -------------
RAILROAD & SHIPPING -- 0.9%
CSX Corp., 6.3%, 2012 ...........................................   $   826,000          $     877,819
TFM S.A. de C.V., 9.375%, 2012 (a) ..............................       968,000              1,059,960
                                                                                         -------------
                                                                                         $   1,937,779
                                                                                         -------------
REAL ESTATE -- 2.6%
EOP Operating LP, 6.8%, 2009 ....................................   $ 1,137,000          $   1,188,845
EOP Operating LP, 8.375%, 2006 ..................................       978,000                984,695
HRPT Properties Trust, 6.25%, 2016 ..............................       556,000                566,585
Simon Property Group LP, 5.75%, 2015 (a) ........................     1,200,000              1,217,712
Simon Property Group LP, 6.35%, 2012 ............................       629,000                666,309
Vornado Realty Trust, 5.625%, 2007 ..............................       975,000                981,820
                                                                                         -------------
                                                                                         $   5,605,966
                                                                                         -------------
RESTAURANTS -- 0.2%
YUM! Brands, Inc., 8.875%, 2011 .................................   $   466,000          $     533,533
                                                                                         -------------
RETAILERS -- 1.1%
Couche-Tard, Inc., 7.5%, 2013 ...................................   $   700,000          $     721,000
Dollar General Corp., 8.625%, 2010 ..............................       725,000                795,688
Limited Brands, Inc., 5.25%, 2014 ...............................       969,000                914,618
                                                                                         -------------
                                                                                         $   2,431,306
                                                                                         -------------
SUPERMARKETS -- 0.5%
Kroger Co., 7.8%, 2007 ..........................................   $   845,000          $     877,900
Safeway, Inc., 4.95%, 2010 ......................................       295,000                287,294
                                                                                         -------------
                                                                                         $   1,165,194
                                                                                         -------------
SUPRANATIONAL -- 0.2%
Corporacion Andina de Fomento, 6.875%, 2012 .....................   $   481,000          $     523,260
                                                                                         -------------
TELECOMMUNICATIONS -- WIRELESS -- 1.6%
America Movil S.A. de C.V., 6.375%, 2035 ........................   $   569,000          $     561,205
American Tower Escrow Corp., 0%, 2008 ...........................     1,070,000                837,275
Mobile TeleSystems OJSC, 9.75%, 2008 (a) ........................       559,000                593,938
Nextel Communications, Inc., 5.95%, 2014 ........................       875,000                879,583
Rogers Wireless, Inc., 7.25%, 2012 ..............................       535,000                562,419
                                                                                         -------------
                                                                                         $   3,434,420
                                                                                         -------------
TOBACCO -- 1.0%
Altria Group, Inc., 7%, 2013 ....................................   $   826,000          $     903,845
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012 ...............     1,271,000              1,296,420
                                                                                         -------------
                                                                                         $   2,200,265
                                                                                         -------------
TRANSPORTATION -- SERVICES -- 0.6%
FedEx Corp., 9.65%, 2012 ........................................   $ 1,052,000          $   1,305,570
                                                                                         -------------
U.S. GOVERNMENT AGENCIES -- 4.2%
Small Business Administration, 4.93%, 2024 ......................   $ 1,725,486          $   1,718,292
Small Business Administration, 4.34%, 2024 ......................     1,216,779              1,169,026
Small Business Administration, 4.99%, 2024 ......................       765,309                763,435
Small Business Administration, 4.86%, 2025 ......................       686,665                679,345
Small Business Administration, 4.625%, 2025 .....................     1,172,126              1,142,466
Small Business Administration, 5.11%, 2025 ......................     2,429,132              2,435,416
Small Business Administration, 4.57%, 2025 ......................     1,374,569              1,332,355
                                                                                         -------------
                                                                                         $   9,240,335
                                                                                         -------------
U.S. TREASURY OBLIGATIONS -- 4.0%
U.S. Treasury Bonds, 9.875%, 2015 ...............................   $   307,000          $     438,602
U.S. Treasury Bonds, 5.375%, 2031 ...............................     1,737,000              1,951,139
U.S. Treasury Notes, 4.375%, 2007 ...............................     1,609,000              1,607,681
U.S. Treasury Notes, 4.25%, 2015 ................................     1,571,000              1,550,687
U.S. Treasury Notes, TIPS, 3%, 2012 .............................     1,889,822              1,998,191
U.S. Treasury Notes, TIPS, 2%, 2014 .............................     1,204,581              1,197,852
                                                                                         -------------
                                                                                         $   8,744,152
                                                                                         -------------
UTILITIES -- ELECTRIC POWER -- 6.1%
Beaver Valley Funding Corp., 9%, 2017 ...........................   $ 2,022,000          $   2,319,376
Dominion Resources, Inc., 5.95%, 2035 ...........................       845,000                824,794
DPL, Inc., 6.875%, 2011 .........................................       614,000                647,003
DTE Energy Co., 7.05%, 2011 .....................................       688,000                741,328
Duke Capital Corp., 8%, 2019 ....................................       942,000              1,124,322
Enersis S.A., 7.375%, 2014 ......................................       686,000                737,879
Exelon Generation Co. LLC, 6.95%, 2011 ..........................     1,321,000              1,424,351
FirstEnergy Corp., 6.45%, 2011 ..................................       702,000                744,118
Mirant North America LLC, 7.375%, 2013 (a) ......................        80,000                 80,900
NiSource Finance Corp., 7.875%, 2010 ............................       505,000                559,525
Northeast Utilities, 8.58%, 2006 ................................       161,760                163,892
NorthWestern Corp., 5.875%, 2014 ................................        35,000                 35,066
PSEG Power LLC, 7.75%, 2011 .....................................       421,000                466,123
PSEG Power LLC, 8.625%, 2031 ....................................       286,000                376,338
System Energy Resources, Inc., 5.129%, 2014 (a) .................       823,389                794,348
TXU Corp., 5.55%, 2014 ..........................................       415,000                394,182
TXU Energy Co., 7%, 2013 ........................................       905,000                964,426
Waterford 3 Funding Corp., 8.09%, 2017 ..........................       870,331                924,909
                                                                                         -------------
                                                                                         $  13,322,880
                                                                                         -------------
    Total Bonds
      (Identified Cost, $213,378,363) .........................................          $ 214,307,810
                                                                                         -------------
SHORT-TERM OBLIGATION -- 1.0%
General Electric Capital Corp., 4.2%,
  due 1/03/06, at Amortized Cost (y) ............................ $   2,304,000          $   2,303,462
                                                                                         -------------
    Total Investments
      (Identified Cost, $215,681,825) .........................................          $ 216,611,272
                                                                                         -------------
OTHER ASSETS,
  LESS LIABILITIES -- 1.3% ....................................................              2,844,586
                                                                                         -------------
    Net Assets -- 100.0% ......................................................          $ 219,455,858
                                                                                         =============

                See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
EMERGING MARKETS EQUITY SERIES
STOCKS -- 96.3%

Issuer                                                         Shares/Par ($)      Value ($)
AIRLINES -- 0.9%
Copa Holdings S.A.(n) ...........................................        31,280        $       853,946
                                                                                       ---------------
ALCOHOLIC BEVERAGES -- 1.5%
Companhia de Bebidas das Americas, ADR(l) .......................        18,850        $       717,243
Companhia de Bebidas das Americas, ADR(l) .......................         4,040                132,108
Grupo Modelo S.A. de C.V., "C" ..................................       139,790                506,927
                                                                                       ---------------
                                                                                       $     1,356,278
                                                                                       ---------------
AUTOMOTIVE -- 3.5%
Denway Motors Ltd. ..............................................     2,656,000        $       882,068
Hyundai Mobis ...................................................         7,930                722,628
Hyundai Motor Co. Ltd. ..........................................        11,810              1,132,059
PT Astra International Tbk ......................................       497,000                515,707
                                                                                       ---------------
                                                                                       $     3,252,462
                                                                                       ---------------
BANKS & CREDIT COMPANIES -- 18.5%
Absa Group Ltd. .................................................        59,034        $       940,625
African Bank Investments Ltd. ...................................       243,940                942,849
Akbank T.A.S ....................................................       130,336              1,062,587
Banco Nossa Caixa S.A ...........................................        55,700                831,450
Bangkok Bank Public Co. Ltd. ....................................       302,460                847,846
Bank Hapoalim B.M ...............................................        65,540                303,462
Bank Leumi le-Israel B.M ........................................       188,620                721,312
Cathay Financial Holding Co. Ltd. ...............................       299,000                541,997
Chinatrust Financial Holding Co. Ltd. ...........................       417,621                330,799
FirstRand Ltd. ..................................................       328,144                955,111
Fubon Financial Holding Co. Ltd. ................................       353,000                303,272
Hana Financial, Inc. ............................................        17,180                787,807
Kookmin Bank(n) .................................................        29,250              2,195,014
Malayan Banking Berhad ..........................................       277,600                815,282
Mega Financial Holding Co. Ltd. .................................       534,000                347,334
Nedbank Group Ltd. ..............................................        42,241                666,388
Old Mutual PLC ..................................................       378,300              1,071,273
OTP Bank Ltd., GDR ..............................................        11,960                784,576
PT Bank Central Asia Tbk ........................................     1,330,500                460,193
Sanlam Ltd. .....................................................       224,203                537,269
Shinhan Financial Group Co. Ltd.(n) .............................        21,740                877,362
Unibanco -- Uniao de Bancos Brasileiros S.A., ADR ...............        15,560                989,149
                                                                                       ---------------
                                                                                       $    17,312,957
                                                                                       ---------------
BROADCAST & CABLE TV -- 1.2%
Grupo Televisa S.A., ADR ........................................         8,240        $       663,320
Naspers Ltd. ....................................................        26,900                475,337
                                                                                       ---------------
                                                                                       $     1,138,657
                                                                                       ---------------
BUSINESS SERVICES -- 1.7%
Infosys Technologies Ltd., ADR(l) ...............................        19,300        $     1,560,598
                                                                                       ---------------
CHEMICALS -- 2.4%
Formosa Chemicals & Fibre Corp. .................................       246,680        $       398,307
Israel Chemicals Ltd. ...........................................       244,600                962,078
Makhteshim-Agan Industries Ltd. .................................       160,100                920,819
                                                                                       ---------------
                                                                                       $     2,281,204
                                                                                       ---------------
COMPUTER SOFTWARE -- 0.8%
Check Point Software Technologies Ltd.(n) .......................        36,100        $       725,610
                                                                                       ---------------
COMPUTER SOFTWARE -- SYSTEMS -- 1.8%
Acer, Inc. ......................................................       214,477        $       539,068
Amdocs Ltd.(n) ..................................................        26,500                728,750
Asustek Computer, Inc. ..........................................       128,000                393,858
                                                                                       ---------------
                                                                                       $     1,661,676
                                                                                       ---------------
CONSTRUCTION -- 2.1%
Consorcio ARA S.A. de C.V .......................................        91,190        $       399,400
Corporacion GEO S.A. de C.V., "B"(n) ............................       118,100                417,147
Gujarat Ambuja Cements Ltd. .....................................       189,175                335,297
Siam Cement Public Co. Ltd. .....................................        62,920                404,897
Urbi Desarrollos Urbanos S.A. de C.V.(n) ........................        54,400                376,612
                                                                                       ---------------
                                                                                       $     1,933,353
                                                                                       ---------------
CONSUMER GOODS & SERVICES -- 1.5%
Kimberly-Clark de Mexico S.A. de C.V., "A" ......................       151,240        $       541,326
Natura Cosmeticos S.A ...........................................        18,600                819,259
                                                                                       ---------------
                                                                                       $     1,360,585
                                                                                       ---------------
ELECTRICAL EQUIPMENT -- 0.4%
Samsung SDI Co. Ltd. ............................................         3,330        $       382,238
                                                                                       ---------------
ELECTRONICS -- 9.8%
MediaTek, Inc. ..................................................        69,035        $       813,933
Orbotech Ltd.(n) ................................................        30,100                721,497
Samsung Electronics Co. Ltd. ....................................         8,180              5,286,730
Taiwan Semiconductor Manufacturing Co. Ltd. .....................       907,347              1,727,674
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ................        57,891                573,700
                                                                                       ---------------
                                                                                       $     9,123,534
                                                                                       ---------------
ENERGY -- INDEPENDENT -- 4.0%
CNOOC Ltd. ......................................................     1,458,000        $       968,415
Oil & Natural Gas Corp. Ltd. ....................................        17,560                458,562
Polski Koncern Naftowy Orlen S.A ................................        25,100                484,162
PTT Public Co. ..................................................       170,380                938,595
Reliance Industries Ltd. ........................................        43,750                863,915
                                                                                       ---------------
                                                                                       $     3,713,649
                                                                                       ---------------
ENERGY -- INTEGRATED -- 10.5%
AO Siberian Oil Co., ADR(l) .....................................        44,300        $       828,410
LUKOIL, ADR .....................................................        39,830              2,349,970
MOL Magyar Olaj-es Gazipari Rt., GDR ............................         7,700                723,800
PetroChina Co. Ltd. .............................................     1,460,000              1,186,288
Petroleo Brasileiro S.A., ADR ...................................        65,780              4,688,141
                                                                                       ---------------
                                                                                       $     9,776,609
                                                                                       ---------------
ENGINEERING -- CONSTRUCTION -- 0.5%
Empresas ICA S.A. de C.V.(n) ....................................       193,500        $       473,874
                                                                                       ---------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 1.5%
Coca-Cola Hellenic Bottling Co. S.A .............................        31,400        $       924,119
Grupo Bimbo S.A. de C.V., "A" ...................................       128,300                447,133
                                                                                       ---------------
                                                                                       $     1,371,252
                                                                                       ---------------
FOREST & PAPER PRODUCTS -- 0.8%
Aracruz Celulose S.A., ADR(l) ...................................        10,690        $       427,707
Votorantim Celulose e Papel S.A., ADR(l) ........................        28,505                350,326
                                                                                       ---------------
                                                                                       $       778,033
                                                                                       ---------------
GAMING & LODGING -- 0.7%
Resorts World Berhad ............................................       227,000        $       672,682
                                                                                       ---------------
GENERAL MERCHANDISE -- 0.6%
Shinsegae Co. Ltd. ..............................................         1,360        $       594,339
                                                                                       ---------------
INSURANCE -- 0.9%
Samsung Fire & Marine Insurance Co. Ltd. ........................         6,350        $       801,182
                                                                                       ---------------
METALS & MINING -- 6.5%
Aluminum Corp. of China Ltd. ....................................       736,000        $       560,050
China Steel Corp. ...............................................       740,789                564,213
Companhia Siderurgica Nacional S.A., ADR(l) .....................        13,190                282,266
Companhia Vale do Rio Doce, ADR .................................        60,640              2,494,730
Mining & Metallurgical Co. Norilsk Nickel, ADR(n) ...............         9,990                949,050
POSCO, ADR(l) ...................................................        23,770              1,176,853
                                                                                       ---------------
                                                                                       $     6,027,162
                                                                                       ---------------
NETWORK & TELECOM -- 0.7%
PT Telekomunikasi Indonesia Tbk .................................     1,143,500        $       686,333
                                                                                       ---------------
OIL SERVICES -- 0.7%
Tenaris S.A., ADR ...............................................         5,500        $       629,750
                                                                                       ---------------
PERSONAL COMPUTERS & PERIPHERALS -- 1.8%
Hon Hai Precision Industry Co. Ltd. .............................       316,070        $     1,733,262
                                                                                       ---------------
PHARMACEUTICALS -- 3.6%
Gedeon Richter Rt ...............................................         5,200        $       932,369
Teva Pharmaceutical Industries Ltd., ADR(l) .....................        56,380              2,424,904
                                                                                       ---------------
                                                                                       $     3,357,273
                                                                                       ---------------
PRECIOUS METALS & MINERALS -- 2.7%
Compania de Minas Buenaventura S.A.A., ADR(l) ...................        25,900        $       732,970
Freeport-McMoRan Copper & Gold, Inc., "B" .......................        16,600                893,080
Impala Platinum Holdings Ltd. ...................................         5,840                858,661
                                                                                       ---------------
                                                                                       $     2,484,711
                                                                                       ---------------
RAILROAD & SHIPPING -- 1.0%
All America Latina Logistica S.A ................................        21,945        $       936,276
                                                                                       ---------------
SPECIALTY CHEMICALS -- 1.0%
Formosa Plastics Corp. ..........................................       436,000        $       670,790
IOI Corp. .......................................................        78,000                255,907
                                                                                       ---------------
                                                                                       $       926,697
                                                                                       ---------------
TELECOMMUNICATIONS -- WIRELESS -- 7.3%
Advanced Info Service PLC .......................................       149,370        $       385,941
China Mobile Ltd. ...............................................       323,500              1,529,132
Egyptian Mobil Services (MobiNil) ...............................        26,800                933,396
Mobile TeleSystems OJSC, ADR ....................................        14,870                520,450
MTN Group Ltd. ..................................................       123,550              1,211,370
SK Telecom Co. Ltd. .............................................         2,920                521,327
Turkcell Iletisim Hizmetleri A.S., ADR(l) .......................        57,500                883,200
Vimpel-Communications, ADR(l)(n) ................................        19,400                858,062
                                                                                       ---------------
                                                                                       $     6,842,878
                                                                                       ---------------
TELEPHONE SERVICES -- 3.2%
China Netcom Group Corp. Ltd. ...................................       336,000        $       535,184
China Telecom Corp. Ltd. ........................................     1,210,000                440,860
Telefonos de Mexico S.A. de C.V., ADR ...........................        63,560              1,568,661
Telkom SA Ltd. ..................................................        21,400                454,920
                                                                                       ---------------
                                                                                       $     2,999,625
                                                                                       ---------------
TOBACCO -- 0.5%
ITC Ltd. ........................................................       156,900        $       494,813
                                                                                       ---------------
UTILITIES -- ELECTRIC POWER -- 1.7%
Manila Water Co., Inc. ..........................................     3,791,000        $       443,225
Tractebel Energia S.A ...........................................        72,970                469,717
Unified Energy System of Russia, ADR(l) .........................        10,600                449,440
YTL Power International Berhad ..................................       428,012                253,670
                                                                                       ---------------
                                                                                       $     1,616,052
                                                                                       ---------------
    Total Stocks
      (Identified Cost, $65,981,545) ..........................................        $    89,859,550
                                                                                       ---------------
PREFERRED STOCKS -- 2.6%
BANKS & CREDIT COMPANIES -- 1.1%
Banco Bradesco S.A ..............................................        34,200        $       990,308
                                                                                       ---------------
BROKERAGE & ASSET MANAGERS -- 0.6%
Bradespar S.A ...................................................        23,740        $       602,131
                                                                                       ---------------
UTILITIES -- ELECTRIC POWER -- 0.9%
AES Tiete S.A., IPS .............................................    17,630,590        $       383,831
Companhia Energetica de Minas Gerais - CEMIG ....................    10,800,000                438,837
                                                                                       ---------------
                                                                                       $       822,668
                                                                                       ---------------
    Total Preferred Stocks
      (Identified Cost, $1,793,864) ..........................................         $     2,415,107
                                                                                       ---------------
SHORT-TERM OBLIGATION -- 0.8%
General Electric Capital Corp., 4.2%,
  due 1/03/06, at Amortized Cost (y) ............................ $     753,000        $       752,824
                                                                                       ---------------
COLLATERAL FOR SECURITIES LOANED -- 9.5%
Navigator Securities Lending Prime Portfolio, at Cost and Net
  Asset Value ...................................................     8,807,065        $     8,807,065
                                                                                       ---------------
    Total Investments
      (Identified Cost, $77,335,298) (k) ......................................        $   101,834,546
                                                                                       ---------------
OTHER ASSETS,
  LESS LIABILITIES -- (9.2)% ..................................................             (8,537,100)
                                                                                       ---------------
    Net Assets -- 100.0% ......................................................        $    93,297,446
                                                                                       ===============

                See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
GLOBAL GOVERNMENTS SERIES
BONDS -- 81.5%

Issuer                                                                  Shares/Par ($)       Value ($)
FOREIGN BONDS -- 60.4%
AUSTRALIA -- 1.2%
Government of Australia, 6.25%, 2015 .......................  AUD       789,000          $     623,051
                                                                                       ---------------
AUSTRIA -- 1.7%
Republic of Austria, 5%, 2012 ..............................  EUR       688,000          $     900,901
                                                                                         -------------
BELGIUM -- 2.6%
Kingdom of Belgium, 3.75%, 2009 ............................  EUR       572,000          $     691,793
Kingdom of Belgium, 5%, 2012 ...............................  EUR       513,000                673,019
                                                                                         -------------
                                                                                         $   1,364,812
                                                                                         -------------
CANADA -- 0.5%
Quebec Province, 1.6%, 2013 ................................  JPY    31,000,000          $     268,322
                                                                                         -------------
FINLAND -- 3.1%
Republic of Finland, 3%, 2008 ..............................  EUR     1,009,000          $   1,196,930
Republic of Finland, 5.375%, 2013 ..........................  EUR       297,000                401,707
                                                                                         -------------
                                                                                         $   1,598,637
                                                                                         -------------
FRANCE -- 3.4%
Republic of France, 4.75%, 2007 ............................  EUR       364,000          $     442,558
Republic of France, 4.75%, 2012 ............................  EUR       371,000                480,682
Republic of France, 6%, 2025 ...............................  EUR       550,000                876,005
                                                                                         -------------
                                                                                         $   1,799,245
                                                                                         -------------
GERMANY -- 14.3%
Federal Republic of Germany,
  3.5%, 2008 ...............................................  EUR       470,000          $     564,145
Federal Republic of Germany,
  5.25%, 2010 ..............................................  EUR       431,000                556,291
Federal Republic of Germany,
  3.75%, 2015 ..............................................  EUR       648,000                794,168
Federal Republic of Germany,
  6.25%, 2024 ..............................................  EUR       951,000              1,531,128
Federal Republic of Germany,
  6.25%, 2030 ..............................................  EUR     1,185,000              2,000,544
KfW Bankengruppe, 2.328%, 2007 .............................  EUR     1,295,000              1,529,113
Landesbank Baden-Wurttemberg, 2.185%, 2007 .................  EUR       454,000                536,981
                                                                                         -------------
                                                                                         $   7,512,370
                                                                                         -------------
IRELAND -- 2.4%
Republic of Ireland, 4.25%, 2007 ...........................  EUR       869,000          $   1,052,742
Republic of Ireland, 4.6%, 2016 ............................  EUR       146,000                191,532
                                                                                         -------------
                                                                                         $   1,244,274
                                                                                         -------------
JAPAN -- 2.4%
Development Bank of Japan,
  1.4%, 2012 ...............................................  JPY    43,000,000          $     371,752
Development Bank of Japan,
  1.6%, 2014 ...............................................  JPY   100,000,000                867,666
                                                                                         -------------
                                                                                         $   1,239,418
                                                                                         -------------
MALAYSIA -- 0.7%
Petronas Capital Ltd., 7.875%, 2022 ........................       $    293,000          $     366,774
                                                                                         -------------
MEXICO -- 0.8%
Pemex Project Funding Master Trust, 8.625%, 2022 ...........       $    120,000          $     147,900
United Mexican States, 8.125%, 2019 ........................            227,000                278,643
                                                                                         -------------
                                                                                         $     426,543
                                                                                         -------------
FOREIGN BONDS -- continued
NETHERLANDS -- 1.9%
Kingdom of Netherlands, 5.75%, 2007 ........................  EUR       419,000          $     511,996
Kingdom of Netherlands, 5%, 2012 ...........................  EUR       353,354                462,580
                                                                                         -------------
                                                                                         $     974,576
                                                                                         -------------
NEW ZEALAND -- 6.9%
Government of New Zealand,
  6%, 2008 .................................................  NZD     1,855,000          $   1,266,654
Government of New Zealand,
  6.5%, 2013 ...............................................  NZD     2,583,000              1,845,348
Government of New Zealand,
  6%, 2015 .................................................  NZD       760,000                529,972
                                                                                         -------------
                                                                                         $   3,641,974
                                                                                         -------------
QATAR -- 0.5%
State of Qatar, 9.75%, 2030 ................................       $    165,000          $     252,038
                                                                                         -------------
RUSSIA -- 0.3%
Gaz Capital S.A., 8.625%, 2034 .............................       $    121,000          $     153,065
                                                                                         -------------
SPAIN -- 3.6%
Kingdom of Spain, 6%, 2008 .................................  EUR       678,000          $     849,827
Kingdom of Spain, 5.35%, 2011 ..............................  EUR       775,000              1,022,404
                                                                                         -------------
                                                                                         $   1,872,231
                                                                                         -------------
SWEDEN -- 0.5%
Kingdom of Sweden, 4%, 2020 ................................  SEK     1,618,722          $     266,912
                                                                                         -------------
UNITED KINGDOM -- 13.6%
United Kingdom Treasury, 5.75%, 2009 .......................  GBP     2,188,000          $   3,971,453
United Kingdom Treasury, 5%, 2012 ..........................  GBP       430,000                773,474
United Kingdom Treasury, 8%, 2015 ..........................  GBP     1,049,000              2,378,643
                                                                                         -------------
                                                                                         $   7,123,570
                                                                                         -------------
    Total Foreign Bonds                                                                  $  31,692,406
                                                                                         -------------
U.S. BONDS -- 21.1%
ASSET BACKED & SECURITIZED -- 7.6%
Commercial Mortgage Asset Trust, FRN, 0.8874%, 2032 (a)(i) .       $  8,324,083          $     377,937
Commercial Mortgage Pass-Through Certificates, FRN,
  4.5594%, 2017 (a) ........................................            331,000                330,958
Commercial Mortgage Pass-Through Certificates, FRN,
  4.5694%, 2017 (a) ........................................            500,000          $     499,690
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031 ....            251,513                257,641
First Union National Bank Commercial Mortgage Trust, FRN,
  0.9557%, 2043 (a)(i) .....................................          9,007,147                363,581
IMPAC CMB Trust, FRN, 4.7288%, 2036 ........................            498,679                498,679
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
  5.21331%, 2041 ...........................................            309,615                311,799
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
  4.5694%, 2046 ............................................            284,963                285,064
Lehman Brothers Floating Rate Commercial Mortgage Trust,
  FRN, 4.5294%, 2018 (a) ...................................            500,000                499,943
Wachovia Bank Commerical Mortgage Trust, FRN,
  4.6094%, 2015 (a) ........................................            455,985                456,449
Wachovia Bank Commercial Mortgage Trust, FRN,
  4.6594%, 2015 (a) ........................................            120,695                120,741
                                                                                         -------------
                                                                                         $   4,002,482
                                                                                         -------------
MUNICIPALS -- 2.4%
Honolulu, HI, City & County Rev., "A", MBIA, 5%, 2015 ......       $    475,000          $     517,679
Massachusetts State Water Resources Authority, "A", MBIA,
  5.25%, 2015 ..............................................            450,000                499,271
New York, NY, City Municipal Water Finance Authority, Water
  & Sewer Systems Rev., "D", 5%, 2037 ......................            225,000                233,573
                                                                                         -------------
                                                                                         $   1,250,523
                                                                                         -------------
SUPRANATIONAL -- 1.6%
Inter-American Development Bank, 1.9%, 2009 ................  JPY    93,000,000          $     824,620
                                                                                         -------------
U.S. GOVERNMENT AGENCIES -- 4.7%
Aid-Egypt, 4.45%, 2015 .....................................       $     65,000          $      63,693
Fannie Mae, 4.25%, 2007 ....................................            885,000                877,023
Freddie Mac, 4.2%, 2007 ....................................            549,000                541,825
Small Business Administration, 5.09%, 2025 .................             58,000                 58,035
Small Business Administration, 5.36%, 2025 .................            549,000                557,198
Small Business Administration, 4.76%, 2035 .................            382,000                374,608
                                                                                         -------------
                                                                                         $   2,472,382
                                                                                         -------------
U.S. TREASURY OBLIGATIONS -- 4.8%
U.S. Treasury Bonds, 6.25%, 2030 ...........................       $    351,000          $     435,926
U.S. Treasury Bonds, TIPS, 2.375%, 2025 ....................            203,933                214,337
U.S. Treasury Notes, 3.125%, 2008 ..........................            577,000                558,135
U.S. Treasury Notes, 4.25%, 2013 ...........................            152,000                150,551
U.S. Treasury Notes, 4%, 2015 ..............................            628,000                608,865
U.S. Treasury Notes, TIPS,
  2%, 2014 (f) .............................................            578,848                575,570
                                                                                         -------------
                                                                                         $   2,543,384
                                                                                         -------------
    Total U.S. Bonds ..........................................................          $  11,029,698
                                                                                         -------------
    Total Bonds (Identified Cost, $43,580,526) ................................          $  42,722,104
                                                                                         -------------
CALL OPTIONS PURCHASED -- 0.0%

                                                                           Par Value
Issue/Expiration/Strike Price                                            of Contracts        Value ($)
JPY - January 2006 @ $117.30
  (Premiums Paid, $10,175) .................................  JPY   117,300,000          $       4,575
                                                                                         -------------
PUT OPTIONS PURCHASED -- 0.0%
EUR - January 2006 @ $1.21 (Premiums Paid, $11,806) ........  EUR     1,084,500          $       1,623
                                                                                         -------------
SHORT-TERM OBLIGATION -- 17.1%

Issuer                                                                  Shares/Par ($)       Value ($)
Federal Home Loan Bank, 3.3%, due 1/03/06, at
  Amortized Cost(y) ........................................       $  8,969,000          $   8,967,356
                                                                                         -------------
    Total Investments
      (Identified Cost, $52,569,863) ..........................................          $  51,695,658
                                                                                         -------------
OTHER ASSETS,
  LESS LIABILITIES -- 1.4% ....................................................                745,466
                                                                                         -------------
    Net Assets -- 100.0% ......................................................          $  52,441,124
                                                                                         =============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.


                                                                     Net
                                                                  Unrealized
   Contracts to                        In Exchange   Contracts   Appreciation
 Deliver/Receive     Settlement Date       For       at Value   (Depreciation)

SALES
AUD      1,481,230  2/06/06 - 2/07/06  $ 1,100,877  $ 1,085,732    $ 15,145
CAD         97,372            1/23/06       82,185       83,778      (1,593)
EUR      4,461,335  1/23/06 - 2/21/06    5,245,531    5,291,851     (46,320)
GBP      2,379,082            1/31/06    4,209,263    4,088,708     120,555
JPY     59,201,951  1/17/06 - 1/18/06      498,905      502,801      (3,896)
NOK      1,757,075            1/17/06      265,079      260,461       4,618
NZD      6,215,766            2/07/06    4,357,648    4,226,141     131,507
SEK      2,231,148            2/06/06      279,926      281,383      (1,457)
                                       -----------  -----------    --------
                                       $16,039,414  $15,820,855    $218,559
                                       ===========  ===========    ========

PURCHASES
CAD        537,273  1/18/06 - 1/26/06   $  461,546   $  462,210      $  664
CHF        337,770            2/16/06      265,079      258,012      (7,067)
DKK      3,160,743            1/17/06      499,328      501,620       2,292
EUR      2,737,655  1/18/06 - 2/21/06    3,254,914    3,244,453     (10,461)
JPY  1,625,365,467            1/18/06   13,775,860   13,805,050      29,190
NOK      6,010,032            1/17/06      902,285      890,900     (11,385)
NZD        571,279            2/07/06      405,088      388,416     (16,672)
SEK      9,424,791  1/17/06 - 2/13/06    1,186,848    1,188,315       1,467
                                       -----------  -----------    --------
                                       $20,750,948  $20,738,976    $(11,972)
                                       ===========  ===========    ========

At December 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $7,389 with Merrill Lynch International.

FUTURES CONTRACTS OUTSTANDING AT DECEMBER 31, 2005

                                                                            Unrealized
                                                          Expiration         Appreciation
Description                   Contracts       Value          Date           (Depreciation)
Japan Government Bonds
  10 Year Futures (Long)         3          $3,491,505    March 2006           $11,729

At December 31, 2005, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

            See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
GLOBAL TOTAL RETURN SERIES
STOCKS -- 61.4%

Issuer                                                                   Shares/Par ($)     Value ($)
AEROSPACE -- 2.3%
Lockheed Martin Corp. ......................................             29,950          $   1,905,719
Northrop Grumman Corp. .....................................             25,720              1,546,029
United Technologies Corp. ..................................             12,660                707,821
                                                                                         -------------
                                                                                         $   4,159,569
                                                                                         -------------
ALCOHOLIC BEVERAGES -- 0.5%
Diageo PLC .................................................             67,408          $     976,157
                                                                                         -------------
AUTOMOTIVE -- 2.4%
Autoliv, Inc.(l) ...........................................             10,470          $     472,698
Bayerische Motoren Werke AG ................................             22,510                986,533
Compagnie Generale des Etablissements Michelin .............              8,030                450,998
Hyundai Mobis ..............................................              5,030                458,363
Nissan Motor Co. Ltd. ......................................             77,400                783,739
PSA Peugeot Citroen S.A ....................................              8,230                474,108
Renault S.A.(l) ............................................              7,160                583,553
                                                                                         -------------
                                                                                         $   4,209,992
                                                                                         -------------
BANKS & CREDIT COMPANIES -- 9.9%
Aiful Corp. ................................................              8,550          $     713,617
American Express Co. .......................................             11,380                585,615
Bank of America Corp. ......................................             52,198              2,408,938
BNP Paribas ................................................             10,080                814,980
Citigroup, Inc. ............................................             37,683              1,828,756
Credit Agricole S.A ........................................             36,950              1,163,074
DNB Holding A.S.A ..........................................             42,800                456,351
Fannie Mae .................................................             20,910              1,020,617
Freddie Mac ................................................              4,930                322,176
ING Groep N.V ..............................................             26,200                908,065
Irish Life & Permanent PLC .................................             21,720                443,454
MBNA Corp. .................................................             12,690                344,534
Nordea Bank AB .............................................             45,400                471,034
PNC Financial Services Group, Inc. .........................             12,470                771,020
Royal Bank of Scotland Group PLC ...........................             34,691              1,046,483
Shinhan Financial Group Co. Ltd.(n) ........................             13,450                542,802
Shinsei Bank Ltd. ..........................................            108,000                624,124
SunTrust Banks, Inc. .......................................             17,030              1,239,103
Takefuji Corp. .............................................             20,980              1,423,970
Wells Fargo & Co. ..........................................              7,010                440,438
                                                                                         -------------
                                                                                         $  17,569,151
                                                                                         -------------
BROADCAST & CABLE TV -- 1.3%
Nippon Television Network Corp. ............................              2,870          $     440,902
Pages Jaunes S.A ...........................................             25,720                669,028
Premiere AG(l)(n) ..........................................             11,400                199,579
Viacom, Inc., "B" ..........................................             21,106                688,056
WPP Group PLC ..............................................             28,000                302,724
                                                                                         -------------
                                                                                         $   2,300,289
                                                                                         -------------
BROKERAGE & ASSET MANAGERS -- 2.2%
Franklin Resources, Inc. ...................................              4,670          $     439,027
Goldman Sachs Group, Inc. ..................................             14,500              1,851,795
Lehman Brothers Holdings, Inc. .............................              3,540                453,722
Mellon Financial Corp. .....................................             19,120                654,860
Merrill Lynch & Co., Inc. ..................................              6,450                436,859
                                                                                         -------------
                                                                                         $   3,836,263
                                                                                         -------------
BUSINESS SERVICES -- 0.5%
Accenture Ltd., "A" ........................................             30,960          $     893,815
                                                                                         -------------
CHEMICALS -- 1.9%
Dow Chemical Co. ...........................................             11,470          $     502,615
E.I. du Pont de Nemours & Co. ..............................             12,290                522,325
Nalco Holding Co.(n) .......................................             14,020                248,294
PPG Industries, Inc. .......................................             12,350                715,065
Syngenta AG ................................................             11,570              1,438,059
                                                                                         -------------
                                                                                         $   3,426,358
                                                                                         -------------
COMPUTER SOFTWARE -- 0.3%
Oracle Corp.(n) ............................................             36,400          $     444,444
                                                                                         -------------
CONSTRUCTION -- 1.6%
Buzzi Unicem S.p.A .........................................             10,700          $     167,326
Geberit AG .................................................                790                624,577
Italcementi S.p.A ..........................................             38,310                484,891
Masco Corp. ................................................             46,550              1,405,345
Sherwin-Williams Co. .......................................              5,100                231,642
                                                                                         -------------
                                                                                         $   2,913,781
                                                                                         -------------
CONSUMER GOODS & SERVICES -- 0.6%
Unicharm Corp.(l) ..........................................             24,200          $   1,086,811
                                                                                         -------------
ELECTRICAL EQUIPMENT -- 0.4%
Cooper Industries Ltd., "A" ................................              6,230          $     454,790
W.W. Grainger, Inc. ........................................              4,700                334,170
                                                                                         -------------
                                                                                         $     788,960
                                                                                         -------------
ELECTRONICS -- 1.8%
Canon, Inc. ................................................             13,500          $     789,306
OMRON Corp. ................................................             18,800                433,301
Ricoh Co. Ltd. .............................................             36,000                629,920
Royal Philips Electronics N.V ..............................             10,260                318,585
Samsung Electronics Co. Ltd. ...............................              1,710              1,105,172
                                                                                         -------------
                                                                                         $   3,276,284
                                                                                         -------------
ENERGY -- INDEPENDENT -- 1.7%
CNOOC Ltd. .................................................            747,000          $     496,163
Devon Energy Corp. .........................................              8,310                519,707
EnCana Corp. ...............................................             18,010                813,864
EOG Resources, Inc. ........................................              5,990                439,486
Norsk Hydro A.S.A ..........................................              7,500                769,692
                                                                                         -------------
                                                                                         $   3,038,912
                                                                                         -------------
ENERGY -- INTEGRATED -- 4.3%
Amerada Hess Corp. .........................................              5,300          $     672,146
BP PLC, ADR ................................................             25,132              1,613,977
Chevron Corp. ..............................................              8,347                473,859
ConocoPhillips .............................................             21,680              1,261,342
LUKOIL, ADR ................................................              5,700                336,300
Repsol YPF S.A.(l) .........................................             23,170                676,150
TOTAL S.A., ADR(l) .........................................             20,520              2,593,728
                                                                                         -------------
                                                                                         $   7,627,502
                                                                                         -------------
FOOD & DRUG STORES -- 1.3%
Carrefour S.A ..............................................             23,950          $   1,121,319
Lawson, Inc. ...............................................             12,000                494,174
William Morrison Supermarkets PLC ..........................            218,930                728,156
                                                                                         -------------
                                                                                         $   2,343,649
                                                                                         -------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 2.8%
Archer Daniels Midland Co. .................................             15,920          $     392,587
H.J. Heinz Co. .............................................              9,550                322,026
Kellogg Co. ................................................             14,140                611,131
Kirin Beverage Corp.(l) ....................................             18,000                365,293
Nestle S.A .................................................              8,264              2,468,929
Sara Lee Corp. .............................................             15,380                290,682
Unilever PLC ...............................................             58,850                583,155
                                                                                         -------------
                                                                                         $   5,033,803
                                                                                         -------------
FOREST & PAPER PRODUCTS -- 0.3%
International Paper Co. ....................................             16,550          $     556,246
                                                                                         -------------
HEALTH MAINTENANCE ORGANIZATIONS -- 0.2%
CIGNA Corp. ................................................              2,500          $     279,250
                                                                                         -------------
INSURANCE -- 3.5%
Allstate Corp. .............................................             27,610          $   1,492,873
Aviva PLC ..................................................             71,290                863,885
Benfield Group PLC .........................................             74,970                463,904
Chubb Corp. ................................................              3,360                328,104
Hartford Financial Services
  Group, Inc. ..............................................              8,260                709,451
Jardine Lloyd Thompson Group PLC ...........................             75,020                643,452
MetLife, Inc. ..............................................             34,630              1,696,870
                                                                                         -------------
                                                                                         $   6,198,539
                                                                                         -------------
LEISURE & TOYS -- 0.5%
Heiwa Corp.(l) .............................................             18,000          $     246,630
Nintendo Co. Ltd. ..........................................              5,100                615,812
                                                                                         -------------
                                                                                         $     862,442
                                                                                         -------------
MACHINERY & TOOLS -- 1.3%
ASSA ABLOY AB, "B" .........................................             35,780          $     562,462
Deere & Co. ................................................             18,290              1,245,728
Illinois Tool Works, Inc. ..................................              6,250                549,934
                                                                                         -------------
                                                                                         $   2,358,124
                                                                                         -------------
METALS & MINING -- 0.7%
Anglo American PLC .........................................             37,610          $   1,279,344
                                                                                         -------------
NATURAL GAS -- DISTRIBUTION -- 0.8%
Tokyo Gas Co. Ltd.(l) ......................................            319,000          $   1,416,396
                                                                                         -------------
NETWORK & TELECOM -- 0.3%
Cisco Systems, Inc.(n) .....................................             21,800          $     373,216
ZTE Corp. ..................................................             47,000                157,907
                                                                                         -------------
                                                                                         $     531,123
                                                                                         -------------
OIL SERVICES -- 0.4%
Noble Corp. ................................................              4,190          $     295,563
Vallourec S.A ..............................................                800                440,039
                                                                                         -------------
                                                                                         $     735,602
                                                                                         -------------
PHARMACEUTICALS -- 4.4%
Abbott Laboratories ........................................             13,710          $     540,585
Astellas Pharma, Inc. ......................................             16,800                654,832
AstraZeneca PLC ............................................             15,420                749,817
Johnson & Johnson ..........................................             27,110              1,629,311
Merck & Co., Inc. ..........................................             31,650              1,006,787
Roche Holding AG ...........................................              4,300                644,943
Sanofi-Aventis(l) ..........................................              8,930                781,684
Schering AG ................................................              6,800                455,275
Tanabe Seiyaku Co. Ltd. ....................................             63,000                611,770
Wyeth ......................................................             16,080                740,806
                                                                                         -------------
                                                                                         $   7,815,810
                                                                                         -------------
PRINTING & PUBLISHING -- 0.1%
Tribune Co. ................................................              3,040          $      91,990
                                                                                         -------------
RAILROAD & SHIPPING -- 0.7%
Burlington Northern Santa Fe Corp. .........................              5,120          $     362,598
Canadian National Railway Co. ..............................             11,087                886,849
                                                                                         -------------
                                                                                         $   1,249,447
                                                                                         -------------
SPECIALTY CHEMICALS -- 0.9%
Air Products & Chemicals, Inc. .............................              9,200          $     544,548
L'Air Liquide S.A ..........................................              5,230              1,005,317
                                                                                         -------------
                                                                                         $   1,549,865
                                                                                         -------------
SPECIALTY STORES -- 0.7%
Gap, Inc. ..................................................             29,890          $     527,260
NEXT PLC ...................................................             17,100                451,173
TJX Cos., Inc. .............................................             14,540                337,764
                                                                                         -------------
                                                                                         $   1,316,197
                                                                                         -------------
TELECOMMUNICATIONS -- WIRELESS -- 1.6%
KDDI Corp. .................................................                 99          $     570,436
Vodafone Group PLC .........................................          1,017,053              2,193,944
                                                                                         -------------
                                                                                         $   2,764,380
                                                                                         -------------
TELEPHONE SERVICES -- 2.9%
Deutsche Telekom AG ........................................             41,970          $     699,020
France Telecom S.A .........................................             28,900                717,560
KT Freetel Co. Ltd. ........................................             18,750                456,287
Sprint Nextel Corp. ........................................             62,200              1,452,992
Telecom Corp. of New Zealand Ltd. ..........................            113,600                465,831
Telenor A.S.A ..............................................             50,300                493,488
Verizon Communications, Inc. ...............................             30,030                904,504
                                                                                         -------------
                                                                                         $   5,189,682
                                                                                         -------------
TOBACCO -- 2.0%
Altria Group, Inc. .........................................             25,566          $   1,910,292
British American Tobacco PLC ...............................             52,880              1,181,607
Swedish Match AB ...........................................             41,950                493,272
                                                                                         -------------
                                                                                         $   3,585,171
                                                                                         -------------
TRUCKING -- 0.8%
TNT N.V ....................................................             43,090          $   1,345,639
                                                                                         -------------
UTILITIES -- ELECTRIC POWER -- 3.5%
Dominion Resources, Inc. ...................................             20,770          $   1,603,444
E.ON AG ....................................................              9,700              1,002,724
Endesa S.A.(l) .............................................             17,500                459,971
FPL Group, Inc. ............................................             12,100                502,876
Iberdrola S.A.(l) ..........................................             19,930                544,351
Severn Trent PLC ...........................................             24,960                465,063
Suez S.A.(l) ...............................................             33,122              1,030,434
TXU Corp. ..................................................             11,540                579,193
                                                                                         -------------
                                                                                         $   6,188,056
                                                                                         -------------
    Total Stocks
      (Identified Cost, $90,530,689) ..........................................          $ 109,239,043
                                                                                         -------------
BONDS -- 32.9%
ASSET BACKED & SECURITIZED -- 2.7%
Commercial Mortgage Asset Trust, FRN, 0.8874%, 2032 (a)(i) .       $  3,998,824          $     181,558
Commercial Mortgage Pass-Through Certificate, FRN,
  4.5594%, 2017 (a) ........................................            360,000                359,955
Commercial Mortgage Pass-Through Certificates, FRN,
  4.5694%, 2017 (a) ........................................            700,000                699,566
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031 ....            209,838                214,951
First Union National Bank Commercial Mortgage Trust,
  FRN, 0.9557%, 2043 (a)(i) ................................          8,219,636                331,792
IMPAC CMB Trust, FRN, 4.7288%, 2036 ........................            698,151                698,151
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
  FRN, 5.2131%, 2041 .......................................            606,421                610,699
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
  FRN, 4.5694%, 2046 .......................................            309,099                309,209
Lehman Brothers Floating Rate Commercial Mortgage Trust,
  FRN, 4.5294%, 2018 (a) ...................................            700,000                699,920
Wachovia Bank Commercial Mortgage Trust, FRN,
  4.6594%, 2015 (a) ........................................            130,986                131,036
Wachovia Bank Commerical Mortgage Trust, FRN,
  4.6094%, 2015 (a) ........................................            494,865                495,369
                                                                                         -------------
                                                                                         $   4,732,206
                                                                                         -------------
EMERGING MARKET QUASI-SOVEREIGN -- 0.4%
Gaz Capital S.A., 8.625%, 2034 .............................       $    146,000          $     184,690
Pemex Project Funding Master Trust, 8.625%, 2022 ...........            143,000                176,248
Petronas Capital Ltd., 7.875%, 2022 ........................            354,000                443,133
                                                                                         -------------
                                                                                         $     804,071
                                                                                         -------------
EMERGING MARKET SOVEREIGN -- 0.6%
Republic of Bulgaria, 8.25%, 2015 ..........................       $    285,000          $     344,166
State of Qatar, 9.75%, 2030 ................................            190,000                290,225
United Mexican States, 6.625%, 2015 ........................             34,000                 37,230
United Mexican States, 8.125%, 2019 (l) ....................            207,000                254,093
United Mexican States, 6.375%, 2013 ........................             69,000                 73,313
                                                                                         -------------
                                                                                         $     999,027
                                                                                         -------------
INTERNATIONAL MARKET QUASI-SOVEREIGN -- 2.9%
Development Bank of Japan, 1.4%, 2012 ......................  JPY    80,000,000          $     691,631
Development Bank of Japan, 1.6%, 2014 (l) ..................  JPY   190,000,000              1,648,565
KfW Bankengruppe, 2.328%, 2007 .............................  EUR     1,720,000              2,030,946
Landesbank Baden-Wurttemberg, 2.185%, 2007 .................  EUR       617,000                729,774
                                                                                         -------------
                                                                                         $   5,100,916
                                                                                         -------------
INTERNATIONAL MARKET SOVEREIGN -- 20.9%
Federal Republic of Germany, 5.25%, 2010 ...................  EUR       555,000          $     716,338
Federal Republic of Germany, 3.5%, 2008 ....................  EUR       605,000                726,186
Federal Republic of Germany, 6.25%, 2030 ...................  EUR     1,638,000              2,765,309
Federal Republic of Germany, 6.25%, 2024 ...................  EUR     1,322,000              2,128,445
Federal Republic of Germany, 3.75%, 2015 ...................  EUR       852,000              1,044,183
Government of Australia, 6.25%, 2015 .......................  AUD     1,051,000                829,945
Government of New Zealand, 6.5%, 2013 (l) ..................  NZD     3,477,000              2,484,040
Government of New Zealand, 6%, 2015 (l) ....................  NZD     1,002,000                698,726
Government of New Zealand, 6%, 2008 ........................  NZD     2,515,000              1,717,323
Kingdom of Belgium, 3.75%, 2009 ............................  EUR       737,000                891,348
Kingdom of Belgium, 5%, 2012 ...............................  EUR       711,000                932,781
Kingdom of Netherlands, 5.75%, 2007 ........................  EUR       554,000                676,959
Kingdom of Netherlands, 5%, 2012 ...........................  EUR       477,219                624,733
Kingdom of Spain, 6%, 2008 .................................  EUR       910,000              1,140,624
Kingdom of Spain, 5.35%, 2011 ..............................  EUR     1,091,000              1,439,282
Kingdom of Sweden, 4%, 2020 ................................  SEK     2,194,779                361,899
Quebec Province, 1.6%, 2013 ................................  JPY   103,000,000                891,522
Republic of Austria, 5%, 2012 ..............................  EUR       936,000              1,225,644
Republic of Finland, 5.375%, 2013 ..........................  EUR       411,000                555,898
Republic of Finland, 3%, 2008 ..............................  EUR     1,371,000              1,626,354
Republic of France, 6%, 2025 ...............................  EUR       744,000              1,184,996
Republic of France, 4.75%, 2007 ............................  EUR       516,000                627,362
Republic of France, 4.75%, 2012 ............................  EUR       483,000                625,793
Republic of Ireland, 4.6%, 2016 ............................  EUR       212,000                278,115
Republic of Ireland, 4.25%, 2007 ...........................  EUR     1,084,000              1,313,202
United Kingdom Treasury, 5%, 2012 ..........................  GBP       582,000              1,046,889
United Kingdom Treasury, 5.75%, 2009 .......................  GBP     2,982,000              5,412,648
United Kingdom Treasury, 8%, 2015 ..........................  GBP     1,418,000              3,215,363
                                                                                         -------------
                                                                                         $  37,181,907
                                                                                         -------------
MORTGAGE BACKED -- 0.2%
Freddie Mac, 5%, 2024 ......................................       $    353,595          $     352,849
                                                                                         -------------
MUNICIPALS -- 0.8%
Honolulu, HI, City & County Rev., "A", MBIA, 5%, 2015 ......       $    535,000          $     583,070
Massachusetts State Water Resources Authority, "A",
  MBIA, 5.25%, 2015 ........................................            220,000                244,088
New York, NY, City Municipal Water Finance Authority,
  Water & Sewer Systems Rev., "D", 5%, 2037 ................            575,000                596,908
                                                                                         -------------
                                                                                         $   1,424,066
                                                                                         -------------
SUPRANATIONAL -- 0.6%
Inter-American Development Bank, 1.9%, 2009 (l) ............  JPY   124,000,000          $   1,099,493
                                                                                         -------------
U.S. GOVERNMENT AGENCIES -- 1.7%
Aid-Egypt, 4.45%, 2015 .....................................       $     84,000          $      82,311
Fannie Mae, 4.25%, 2007 ....................................          1,006,000                996,932
Freddie Mac, 4.2%, 2007 ....................................            757,000                747,107
Small Business Administration, 5.09%, 2025 .................             75,000                 75,045
Small Business Administration, 5.36%, 2025 .................            713,000                723,646
Small Business Administration, 4.76%, 2025 .................            470,000                460,905
                                                                                         -------------
                                                                                         $   3,085,946
                                                                                         -------------
U.S. TREASURY OBLIGATIONS -- 2.1%
U.S. Treasury Bonds, 6.25%, 2030 ...........................       $    461,000          $     572,540
U.S. Treasury Bonds, TIPS, 2.375%, 2025 ....................            250,426                263,202
U.S. Treasury Notes, 4.25%, 2013 ...........................            500,000                495,235
U.S. Treasury Notes, 4%, 2015 ..............................            897,000                869,669
U.S. Treasury Notes, 3.125%, 2008 ..........................            737,000                712,904
U.S. Treasury Notes, TIPS, 2%, 2014 (f) ....................            888,214                883,183
                                                                                         -------------
                                                                                         $   3,796,733
                                                                                         -------------
    Total Bonds
      (Identified Cost, $59,690,608) ..........................................          $  58,577,214
                                                                                         -------------
PREFERRED STOCK -- 0.3%
CHEMICALS -- 0.3%
Henkel KGAA
  (Identified Cost, $537,216) ..............................              6,150          $     618,361
                                                                                         -------------
CALL OPTIONS PURCHASED -- 0.0%

                                                                    Par Value
Issue/Strike Price/Expiration                                     of Contracts           Value ($)
JPY - January 2006 @ $117.30
  (Premiums Paid, $13,787) .................................  JPY   158,941,500          $       6,199
                                                                                         -------------
PUT OPTIONS PURCHASED -- 0.0%
EUR - January 2006 @ $1.21 (Premiums
  Paid, $16,267) ...........................................  EUR     1,494,200          $       2,237
                                                                                         -------------
SHORT-TERM OBLIGATIONS -- 4.7%

Issuer                                       Shares/Par ($)     Value ($)
General Electric Capital Corp., 4.2%, due 1/03/06 (y) ......       $  1,209,000          $   1,208,718
New Center Asset Trust, 4.23%, due 1/03/06 (y) .............          7,147,000              7,145,320
                                                                                         -------------
    Total Short-Term Obligations, at Amortized Cost ...........................          $   8,354,038
                                                                                         -------------
COLLATERAL FOR SECURITIES LOANED -- 7.3%

Morgan Stanley Repurchase Agreement, 4.27%, dated
  12/30/05, due 1/03/06, total to be received
  $10,438,743 (secured by various U.S. Treasury
  and Federal Agency obligations in an
  individually traded account), at Cost ......................... $  10,437,505        $    10,437,505
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset
  Value .........................................................     2,464,287              2,464,287
                                                                                       ---------------
    Total Collateral for Securities Loaned ....................................        $    12,901,792
                                                                                       ---------------
    Total Investments
      (Identified Cost, $172,044,397) (k) .....................................        $   189,698,884
                                                                                       ---------------
OTHER ASSETS, LESS LIABILITIES -- (6.6)% ......................................            (11,758,457)
                                                                                       ---------------
    Net Assets -- 100.0% ......................................................        $   177,940,427
                                                                                       ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.
                                                                                             Net Unrealized
          Contracts to                                                      Contracts         Appreciation
        Deliver/Receive            Settlement Date     In Exchange For       at Value        (Depreciation)

SALES
  AUD           1,969,880          2/06/06 - 2/07/06        $1,464,893        $1,443,908          $20,985
  EUR           3,710,341          1/23/06 - 2/21/06         4,365,657         4,400,444          (34,787)
  GBP           3,394,083                    1/31/06         5,996,833         5,833,096          163,737
  JPY          80,617,519          1/17/06 - 1/18/06           679,401           684,685           (5,284)
  NOK           3,329,843          1/17/06 - 6/08/06           512,014           494,699           17,315
  NZD           7,375,128                    2/07/06         5,162,010         5,014,398          147,612
  SEK           2,937,675                    2/06/06           368,568           370,487           (1,919)
                                                           -----------       -----------         --------
                                                           $18,549,376       $18,241,717         $307,659
                                                           ===========       ===========         ========
PURCHASES
  CAD             688,672          1/18/06 - 1/26/06          $592,859          $592,442            $(417)
  CHF             461,287                    2/16/06           362,014           352,363           (9,651)
  DKK           4,005,432                    1/17/06           632,770           635,674            2,904
  EUR           3,413,067          1/18/06 - 2/21/06         4,060,679         4,045,069          (15,610)
  GBP             129,771                    1/31/06           226,445           223,025           (3,420)
  JPY       1,636,413,221                    1/18/06        13,864,912        13,898,884           33,972
  NOK           7,978,637                    1/17/06         1,197,831         1,182,718          (15,113)
  SEK          12,925,376          1/17/06 - 2/13/06         1,628,154         1,629,742            1,588
                                                           -----------       -----------         --------
                                                           $22,565,664       $22,559,917          $(5,747)
                                                           ===========       ===========         ========

At December 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $14,107 with Merrill Lynch International.

FUTURES CONTRACTS OUTSTANDING AT DECEMBER 31, 2005:

                                                                                             Unrealized
                                                                          Expiration        Appreciation
Description                               Contracts            Value         Date          (Depreciation)

Japan Government Bonds 10 Year (Long)        3              $3,491,505      Mar-06             $11,729

At December 31, 2005, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
GOVERNMENT SECURITIES SERIES
BONDS -- 98.2%

Issuer                                                               Shares/Par ($)       Value ($)
AGENCY -- OTHER -- 5.7%
Financing Corp., 9.8%, 2018 ..................................... $   7,760,000        $    11,172,491
Financing Corp., 10.35%, 2018 ...................................     7,065,000             10,575,478
Financing Corp., 9.4%, 2018 .....................................     5,475,000              7,662,038
Resolution Funding Corp., 8.875%, 2020 ..........................     6,000,000              8,346,426
                                                                                       ---------------
                                                                                       $    37,756,433
                                                                                       ---------------
MORTGAGE BACKED -- 48.5%
Fannie Mae, 4.79%, 2012 ......................................... $   6,259,642        $     6,194,238
Fannie Mae, 4.73%, 2012 .........................................       718,511                706,361
Fannie Mae, 5%, 2013 - 2019 .....................................    18,317,360             18,157,825
Fannie Mae, 4.8%, 2013 ..........................................       612,021                603,833
Fannie Mae, 4.845%, 2013 ........................................     1,819,026              1,795,992
Fannie Mae, 5.06%, 2013 .........................................       718,442                716,455
Fannie Mae, 4.65%, 2013 .........................................     1,695,990              1,664,744
Fannie Mae, 4.45%, 2014 .........................................     2,174,949              2,098,257
Fannie Mae, 4.771%, 2014 ........................................     4,357,394              4,296,084
Fannie Mae, 4.6%, 2014 ..........................................       875,993                852,667
Fannie Mae, 4.667%, 2014 ........................................     5,292,760              5,180,556
Fannie Mae, 4.518%, 2014 ........................................     1,140,287              1,105,708
Fannie Mae, 4.77%, 2014 .........................................       753,256                739,052
Fannie Mae, 4.846%, 2014 ........................................     6,084,656              6,020,257
Fannie Mae, 5.1%, 2014 ..........................................       936,347                939,023
Fannie Mae, 4.82%, 2014 - 2015 ..................................     3,135,484              3,085,685
Fannie Mae, 4.62%, 2015 .........................................     1,579,988              1,536,498
Fannie Mae, 4.69%, 2015 .........................................       622,890                608,509
Fannie Mae, 4.85%, 2015 .........................................       622,242                614,371
Fannie Mae, 4.56%, 2015 .........................................     1,130,910              1,095,058
Fannie Mae, 4.665%, 2015 ........................................       763,309                744,369
Fannie Mae, 4.7%, 2015 ..........................................       875,367                855,657
Fannie Mae, 4.89%, 2015 .........................................       614,186                608,033
Fannie Mae, 4.74%, 2015 .........................................       700,000                684,481
Fannie Mae, 4.87%, 2015 .........................................       656,289                648,854
Fannie Mae, 4.925%, 2015 ........................................     2,441,903              2,426,959
Fannie Mae, 4.815%, 2015 ........................................       824,000                809,545
Fannie Mae, 6%, 2016 - 2034 .....................................    10,750,275             10,976,431
Fannie Mae, 6.5%, 2016 - 2032 ...................................    17,089,112             17,566,424
Fannie Mae, 4.996%, 2017 ........................................     2,370,532              2,367,719
Fannie Mae, 7.5%, 2017 - 2031 ...................................     2,103,855              2,207,008
Fannie Mae, 5.5%, 2017 - 2035 ...................................    78,978,361             78,583,383
Fannie Mae, 4.5%, 2019 ..........................................    29,893,604             29,133,339
Fannie Mae, 4.88%, 2020 .........................................       676,586                671,432
Freddie Mac, 4.5%, 2013 - 2015 ..................................     4,187,566              4,155,838
Freddie Mac, 4.375%, 2015 .......................................     4,715,623              4,611,343
Freddie Mac, 5%, 2024 - 2025 ....................................     6,623,749              6,609,300
Freddie Mac, 5.5%, 2025 - 2035 ..................................    50,618,299             50,251,891
Freddie Mac, 6.5%, 2032 .........................................     6,004,656              6,164,545
Freddie Mac, 6%, 2034 - 2035 ....................................    32,443,546             32,800,882
Freddie Mac, 3.108%, 2035 .......................................       328,353                326,560
Ginnie Mae, 5.5%, 2033 - 2034 ...................................    12,257,085             12,346,282
                                                                                       ---------------
                                                                                       $   323,561,448
                                                                                       ---------------
U.S. GOVERNMENT AGENCIES -- 20.9%
Aid to Israel, 0%, 2021 - 2024 .................................. $  13,832,000        $     5,820,283
Aid to Israel, 5.5%, 2023 .......................................     7,403,000              7,978,013
Aid to Lebanon, 7.62%, 2009 .....................................     4,243,279              4,434,226
Aid to Peru, 9.98%, 2008 ........................................     1,637,851              1,718,696
Aid-Egypt, 4.45%, 2015 ..........................................     3,299,000              3,232,657
Empresa Energetica Cornito Ltd., 6.07%, 2010 ....................     6,166,000              6,339,388
Fannie Mae, 4.25%, 2009 .........................................     7,277,000              7,169,140
Freddie Mac, 4.2%, 2007 .........................................     7,706,000              7,605,290
Freddie Mac, 7%, 2010 ...........................................     8,626,000              9,363,773
Freddie Mac, 4.875%, 2013 .......................................     6,000,000              6,028,380
Overseas Private Investment Corp., 0%, 2007 .....................     3,510,451              3,545,555
Small Business Administration, 8.4%, 2007 .......................         6,289                  6,368
Small Business Administration, 9.65%, 2007 ......................         6,205                  6,337
Small Business Administration, 10.05%, 2009 .....................        14,685                 15,454
Small Business Administration, 9.05%, 2009 ......................        13,264                 13,864
Small Business Administration, 8.7%, 2009 .......................       136,864                143,237
Small Business Administration, 6.35%, 2021 ......................     2,741,834              2,879,334
Small Business Administration, 6.34%, 2021 ......................     2,605,420              2,736,470
Small Business Administration, 6.44%, 2021 ......................     3,142,586              3,306,890
Small Business Administration, 6.625%, 2021 .....................     3,634,312              3,860,873
Small Business Administration, 6.07%, 2022 ......................     2,843,600              2,966,069
Small Business Administration, 4.98%, 2023 ......................     1,785,449              1,782,178
Small Business Administration, 4.89%, 2023 ......................     4,546,312              4,514,323
Small Business Administration, 4.72%, 2024 ......................     4,653,884              4,578,320
Small Business Administration, 4.34%, 2024 ......................     2,547,310              2,447,340
Small Business Administration, 4.77%, 2024 ......................     3,419,063              3,370,555
Small Business Administration, 5.52%, 2024 ......................     2,553,962              2,614,036
Small Business Administration, 5.19%, 2024 ......................     2,783,340              2,806,013
Small Business Administration, 4.99%, 2024 ......................     2,975,141              2,967,853
Small Business Administration, 4.86%, 2024 ......................     2,226,673              2,203,707
Small Business Administration, 4.88%, 2024 ......................     2,068,817              2,049,230
Small Business Administration, 4.87%, 2024 ......................     2,658,706              2,631,111
Small Business Administration, 5.11%, 2025 ......................     2,421,420              2,428,154
Small Business Administration, 4.76%, 2025 ......................     3,972,000              3,895,134
Tennessee Valley Authority STRIPS, 0%, 2042(i) ..................    12,573,000              9,762,683
U.S. Department of Housing & Urban
  Development, 6.36%, 2016 ......................................     6,000,000              6,370,686
U.S. Department of Housing & Urban
  Development, 6.59%, 2016 ......................................     5,744,000              5,932,593
                                                                                       ---------------
                                                                                       $   139,524,213
                                                                                       ---------------
U.S. TREASURY OBLIGATIONS -- 23.1%
U.S. Treasury Bonds, 6.875%, 2025 ............................... $     504,000        $       649,057
U.S. Treasury Bonds, 6.25%, 2030 ................................       579,000                719,091
U.S. Treasury Bonds, 5.375%, 2031 ...............................    11,884,000             13,349,071
U.S. Treasury Bonds, 6%, 2026 ...................................     4,101,000              4,835,977
U.S. Treasury Notes, 5.5%, 2008 .................................    22,104,000             22,598,754
U.S. Treasury Notes, 6.5%, 2010(f) ..............................    84,251,000             90,882,480
U.S. Treasury Notes, TIPS, 3.625%, 2008 .........................     6,402,242              6,574,053
U.S. Treasury Notes, TIPS, 3.875%, 2009 .........................     4,692,751              4,932,156
U.S. Treasury Notes, TIPS, 4.25%, 2010 ..........................     9,084,711              9,848,390
                                                                                       ---------------
                                                                                       $   154,389,029
                                                                                       ---------------
    Total Bonds
      (Identified Cost, $655,015,667) .........................................        $   655,231,123
                                                                                       ---------------
REPURCHASE AGREEMENT -- 0.7%
Morgan Stanley, 4.23%, dated 12/30/05, due
  1/03/06, total to be received $4,586,154
  (secured by various U.S. Treasury and
  Federal Agency obligations in a jointly
  traded account), at Cost ...................................... $   4,584,000        $     4,584,000
                                                                                       ---------------
    Total Investments
      (Identified Cost, $659,599,667) .........................................        $   659,815,123
                                                                                       ---------------
OTHER ASSETS,
  LESS LIABILITIES -- 1.1% ....................................................              7,052,949
                                                                                       ---------------
    Net Assets -- 100.0% ......................................................        $   666,868,072
                                                                                       ===============

FUTURES CONTRACTS OUTSTANDING AT DECEMBER 31, 2005:

                                                                                                     Unrealized
                                                                                Expiration          Appreciation
Description                            Contracts              Value                Date            (Depreciation)

U.S. Treasury Note 5 yr (Short)           94               $9,996,313             Mar-06              $(26,032)
U.S. Treasury Note 10 yr (Short)          56                6,126,750             Mar-06               (26,758)
                                                                                                      --------
                                                                                                      $(52,790)
                                                                                                      ========

At December 31, 2005, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

                     See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
HIGH YIELD SERIES
BONDS -- 92.3%


Issuer                                                             Shares/Par ($)           Value ($)
ADVERTISING & BROADCASTING -- 4.2%
Allbritton Communications Co., 7.75%, 2012 .................       $  1,523,000          $   1,530,615
Block Communications, Inc., 8.25%, 2015 (a) ................            550,000                544,500
DIRECTV Holdings LLC, 8.375%, 2013 .........................            500,000                537,500
DIRECTV Holdings LLC, 6.375%, 2015 .........................            815,000                796,663
EchoStar DBS Corp., 6.375%, 2011 ...........................          2,550,000              2,454,375
Granite Broadcasting Corp., 9.75%, 2010 ....................            960,000                883,200
Innova S. de R.L., 9.375%, 2013 ............................            590,000                654,900
Intelsat Ltd., 8.625%, 2015 (a) ............................          1,110,000              1,121,100
Intelsat Ltd., 0% to 2010, 9.25% to 2015 (a) ...............          1,590,000              1,045,425
Lamar Media Corp., 7.25%, 2013 .............................            760,000                788,500
Lamar Media Corp., 6.625%, 2015 ............................            275,000                276,031
Panamsat Holding Corp., 0% to 2009, 10.375% to 2014 ........          2,730,000              1,911,000
Paxson Communications Corp., FRN, 10.7769%, 2013 (a) .......          2,045,000              1,965,756
Sirius Satellite Radio, Inc., 9.625%, 2013 (a) .............            860,000                847,100
                                                                                         -------------
                                                                                         $  15,356,665
                                                                                         -------------
AEROSPACE -- 0.6%
Argo-Tech Corp., 9.25%, 2011 ...............................       $  1,050,000          $   1,076,250
Transdigm Holding Co., 8.375%, 2011 ........................          1,025,000              1,078,813
                                                                                         -------------
                                                                                         $   2,155,063
                                                                                         -------------
AIRLINES -- 0.6%
Continental Airlines, Inc., 6.9%, 2017 .....................       $    375,693          $     325,958
Continental Airlines, Inc., 6.748%, 2017 ...................       $    370,734          $     324,867
Continental Airlines, Inc., 6.795%, 2018 ...................       $    646,888          $     562,134
Continental Airlines, Inc., 7.566%, 2020 ...................       $  1,175,869          $   1,048,358
                                                                                         -------------
                                                                                         $   2,261,317
                                                                                         -------------
APPAREL MANUFACTURERS -- 0.5%
Levi Strauss & Co., 12.25%, 2012 ...........................       $    830,000          $     925,450
Levi Strauss & Co., 9.75%, 2015 ............................            625,000                650,000
Quiksilver, Inc., 6.875%, 2015 .............................            255,000                245,438
                                                                                         -------------
                                                                                         $   1,820,888
                                                                                         -------------
ASSET BACKED & SECURITIZED -- 2.6%
Airplane Pass-Through Trust, "D", 10.875%, 2019 (r)(d) .....       $    691,390          $           0
Anthracite CDO Ltd., 6%, 2037 (a) ..........................          1,300,000              1,146,438
Arbor Realty Mortgage Securities, 6.45%, 2041 (a) ..........            750,000                750,000
Asset Securitization Corp., FRN, 8.0075%, 2026 .............            754,009                799,860
Commercial Mortgage Acceptance Corp., 5.44%, 2013 (a) ......          2,700,000              2,696,825
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031 ......          1,100,000              1,167,881
First Union National Bank Commercial Mortgage
  Corp., 6.75%, 2032 .......................................            855,000                856,968
GMAC Commercial Mortgage Securities, Inc.,
  FRN, 7.661%, 2034 (a) ....................................            882,000                959,681
Mortgage Capital Funding, Inc., 7.214%, 2007 ...............          1,000,000              1,022,072
                                                                                         -------------
                                                                                         $   9,399,725
                                                                                         -------------
AUTOMOTIVE -- 5.0%
Delphi Corp., 6.5%, 2013 (d) ...............................       $    460,000          $     231,150
Ford Motor Credit Co., 7%, 2013 ............................          1,192,000              1,018,513
Ford Motor Credit Co., 5.625%, 2008 ........................          1,025,000                899,388
Ford Motor Credit Co., 6.625%, 2008 ........................          1,564,000              1,418,636
Ford Motor Credit Co., 5.8%, 2009 ..........................            790,000                689,148
Ford Motor Credit Co., 4.95%, 2008 .........................            980,000                878,074
Ford Motor Credit Co., 8.625%, 2010 ........................          1,065,000                971,269
General Motors Acceptance Corp., 6.125%, 2008 ..............          1,235,000              1,130,925
General Motors Acceptance Corp., 5.85%, 2009 ...............          1,130,000              1,010,929
General Motors Acceptance Corp., 6.75%, 2014 ...............          4,833,000              4,347,868
General Motors Corp., 8.375%, 2033 .........................            922,000                608,520
Lear Corp., 8.11%, 2009 ....................................          1,080,000              1,005,162
Lear Corp., 5.75%, 2014 ....................................            870,000                706,356
Metaldyne Corp., 10%, 2013 .................................            455,000                411,775
Navistar International Corp., 7.5%, 2011 ...................          1,850,000              1,762,125
TRW Automotive, Inc., 11%, 2013 ............................            465,000                521,963
TRW Automotive, Inc., 9.375%, 2013 .........................            773,000                836,773
                                                                                         -------------
                                                                                         $  18,448,574
                                                                                         -------------
BROADCAST & CABLE TV -- 3.3%
Cablevision Systems Corp., 8%, 2012 ........................       $    870,000          $     813,450
CCH I Holdings LLC, 9.92%, 2014 (a) ........................          1,156,000                658,920
CCH I LLC, 11%, 2015 (a) ...................................          2,729,000              2,292,360
CCO Holdings LLC, 8.75%, 2013 ..............................            665,000                633,413
Charter Communications, Inc., 8.625%, 2009 .................            930,000                688,200
Charter Communications, Inc., 8.375%, 2014 (a) .............            590,000                587,050
CSC Holdings, Inc., 8.125%, 2009 ...........................          1,645,000              1,661,450
CSC Holdings, Inc., 6.75%, 2012 (a) ........................          1,085,000              1,025,325
FrontierVision Holdings LP, 11.875%, 2007 (d) ..............            290,000                304,863
FrontierVision Holdings LP, "B", 11.875%, 2007 (d) .........            430,000                452,038
FrontierVision Operating Partners LP, 11%, 2006 (d) ........          1,060,000              1,409,800
Mediacom Broadband LLC, 9.5%, 2013 .........................          1,080,000              1,054,350
Rogers Cable, Inc., 8.75%, 2032 ............................            185,000                212,750
Videotron Telecom, 6.375%, 2015 (a) ........................            215,000                213,656
                                                                                         -------------
                                                                                         $  12,007,625
                                                                                         -------------
BUILDING -- 1.1%
Goodman Global Holdings, Inc., 7.875%, 2012 (a) ............       $  1,150,000          $   1,069,500
Interface, Inc., 10.375%, 2010 .............................            943,000              1,020,798
Nortek Holdings, Inc., 8.5%, 2014 ..........................            785,000                757,525
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014 ..........          1,147,000                716,875
Texas Industries, Inc., 7.25%, 2013 (a) ....................            585,000                606,938
                                                                                         -------------
                                                                                         $   4,171,636
                                                                                         -------------
BUSINESS SERVICES -- 2.0%
Iron Mountain, Inc., 8.625%, 2013 ..........................       $    680,000          $     708,900
Iron Mountain, Inc., 7.75%, 2015 ...........................            720,000                725,400
Lucent Technologies, Inc., 5.5%, 2008 ......................            800,000                796,000
Lucent Technologies, Inc., 6.55%, 2029 .....................            395,000                338,713
Northern Telecom Corp., 7.875%, 2026 .......................            425,000                411,188
Northern Telecom Corp., 6.875%, 2023 .......................            685,000                613,075
SunGard Data Systems, Inc., 10.25%, 2015 (a) ...............          1,040,000              1,040,000
Xerox Corp., 7.625%, 2013 ..................................          2,710,000              2,859,050
                                                                                         -------------
                                                                                         $   7,492,326
                                                                                         -------------
CHEMICALS -- 4.8%
ARCO Chemical Co., 9.8%, 2020 ..............................       $    885,000          $     993,413
BCP Crystal Holdings Corp., 9.625%, 2014 ...................            693,000                770,963
Crystal U.S. Holdings LLC, "A", 0% to 2009, 10% to 2014 ....            348,000                255,780
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014 ..          1,917,000              1,394,618
Equistar Chemicals LP, 10.625%, 2011 .......................            680,000                748,000
Hercules, Inc., 6.75%, 2029 ................................          1,150,000              1,106,875
Huntsman International LLC, 10.125%, 2009 ..................          1,161,000              1,198,733
Huntsman International LLC, 7.375%, 2015 (a) ...............          1,790,000              1,727,350
IMC Global, Inc., 10.875%, 2013 ............................            565,000                649,044
KI Holdings, Inc., 0% to 2009, 9.875% to 2014 ..............          1,625,000              1,064,375
Kronos International, Inc., 8.875%, 2009 ...................  EUR        70,000                 86,633
Lyondell Chemical Co., 9.5%, 2008 ..........................       $    430,000                450,425
Lyondell Chemical Co., 11.125%, 2012 .......................            750,000                839,063
Nalco Co., 7.75%, 2011 .....................................            470,000                482,925
Nalco Co., 8.875%, 2013 ....................................            360,000                377,100
Nell AF S.a.r.L., 8.375%, 2015 (a) .........................          1,445,000              1,430,550
NOVA Chemicals Corp., 6.5%, 2012 ...........................            770,000                745,938
Resolution Performance Products LLC, 13.5%, 2010 ...........            760,000                803,700
Rhodia S.A., 8.875%, 2011 ..................................          1,235,000              1,265,875
Rockwood Specialties Group, Inc., 10.625%, 2011 ............            725,000                794,781
Rockwood Specialties Group, Inc., 7.5%, 2014 ...............            395,000                395,519
                                                                                         -------------
                                                                                         $  17,579,660
                                                                                         -------------
CONSTRUCTION -- 1.6%
Beazer Homes USA, Inc., 6.875%, 2015 .......................       $  1,260,000              1,208,025
D.R. Horton, Inc., 8%, 2009 ................................          1,400,000              1,492,042
Technical Olympic USA, Inc., 9%, 2010 ......................            435,000                439,894
Technical Olympic USA, Inc. 7.5%, 2011 .....................            310,000                276,288
Technical Olympic USA, Inc. 7.5%, 2015 .....................            840,000                705,600
WCI Communities, Inc., 7.875%, 2013 ........................          1,145,000              1,079,163
WCI Communities, Inc., 6.625%, 2015 ........................            625,000                543,750
                                                                                         -------------
                                                                                         $   5,744,762
                                                                                         -------------
CONSUMER GOODS & SERVICES -- 2.6%
ACCO Brands Corp., 7.625%, 2015 ............................       $    265,000          $     249,763
Bombardier Recreational Products, Inc., 8.375%, 2013 .......            885,000                886,106
Church & Dwight Co., Inc., 6%, 2012 ........................          1,170,000              1,152,450
GEO Group, Inc., 8.25%, 2013 ...............................            435,000                425,213
Playtex Products, Inc., 9.375%, 2011 .......................          1,025,000              1,073,688
Revlon Consumer Products Corp.,  9.5%, 2011 ................          1,210,000              1,104,125
Safilo Capital International S.A.,  9.625%, 2013 (a) .......  EUR     1,765,000              2,338,357
Samsonite Corp., 8.875%, 2011 ..............................       $  1,145,000              1,185,075
Service Corp. International, 7%, 2017(a) ...................          1,205,000              1,195,963
                                                                                         -------------
                                                                                         $   9,610,740
                                                                                         -------------
CONTAINERS -- 1.8%
Crown Americas, 7.75%, 2015 (a) ............................       $  1,840,000          $   1,904,400
Greif, Inc., 8.875%, 2012 ..................................          1,160,000              1,235,400
Owens-Brockway Glass Container, Inc., 8.25%, 2013 ..........          2,010,000              2,075,325
Owens-Illinois, Inc., 7.8%, 2018 ...........................            423,000                420,885
Plastipak Holdings, Inc., 8.5%, 2015(a) ....................            400,000                404,000
Pliant Corp., 11.625%, 2009 (p) ............................            130,564                138,398
Pliant Corp., 11.125%, 2009 ................................            410,000                364,900
                                                                                         -------------
                                                                                         $   6,543,308
                                                                                         -------------
DEFENSE ELECTRONICS -- 0.5%
L-3 Communications Holdings, Inc., 6.125%, 2014 ............       $  1,295,000          $   1,282,050
L-3 Communications Holdings, Inc., 5.875%, 2015 ............            725,000                703,250
                                                                                         -------------
                                                                                         $   1,985,300
                                                                                         -------------
ELECTRONICS -- 0.5%
Flextronics International Ltd., 6.5%, 2013 .................       $  1,765,000          $   1,793,681
Magnachip Semiconductor S.A., 8%, 2014 .....................            155,000                148,025
                                                                                         -------------
                                                                                         $   1,941,706
                                                                                         -------------
EMERGING MARKET QUASI-SOVEREIGN -- 0.6%
Gazprom OAO, 9.625%, 2013 (a) ..............................       $    610,000          $     735,050
Gazprom OAO, 8.625%, 2034 (a) ..............................          1,120,000              1,416,800
                                                                                         -------------
                                                                                         $   2,151,850
                                                                                       ---------------
EMERGING MARKET SOVEREIGN -- 0.5%
Federal Republic of Brazil, 8.875%, 22019 ..................       $    591,000          $     662,216
Republic of Panama, 9.375%, 2029 ...........................            221,000                277,908
Russian Ministry of Finance, 12.75%, 2028 ..................            486,000                891,421
                                                                                         -------------
                                                                                         $   1,831,545
                                                                                         -------------
ENERGY -- INDEPENDENT -- 3.0%
Belden & Blake Corp., 8.75%, 2012 ..........................       $    800,000          $     816,000
Chesapeake Energy Corp., 6.875%, 2016 ......................          2,210,000              2,265,250
Chesapeake Energy Corp., 7%, 2014 ..........................          1,433,000              1,483,155
Chesapeake Energy Corp., 6.375%, 2015 ......................          1,300,000              1,300,000
Clayton Williams Energy, Inc., 7.75%, 2013 .................          1,170,000              1,123,200
Kerr-McGee Corp., 6.95%, 2024 ..............................          1,175,000              1,246,301
Newfield Exploration Co., 6.625%, 2014 .....................          1,410,000              1,434,675
Plains Exploration & Production Co., 7.125%, 2014 ..........          1,160,000              1,200,600
                                                                                         -------------
                                                                                         $  10,869,181
                                                                                         -------------
ENERGY -- INTEGRATED -- 0.3%
Amerada Hess Corp., 7.3%, 2031 .............................       $    940,000          $   1,087,847
                                                                                         -------------
ENTERTAINMENT -- 1.3%
AMC Entertainment, Inc., 9.5%, 2011 ........................       $    766,000          $     753,553
AMC Entertainment, Inc., 8.625%, 2012 ......................          1,470,000              1,090,063
Loews Cineplex Entertainment Corp., 9%, 2014 ...............          1,185,000              1,196,850
Six Flags, Inc., 9.75%, 2013 ...............................          1,260,000              1,236,375
                                                                                         -------------
                                                                                         $   4,722,928
                                                                                         -------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 1.4%
B&G Foods Holding Corp., 8%, 2011 ..........................       $    725,000          $     739,500
Dean Foods Co., 6.625%, 2009 ...............................          1,070,000              1,090,063
Michael Foods, Inc., 8%, 2013 ..............................          1,405,000              1,440,125
Smithfield Foods, Inc., 7%, 2011 ...........................          1,240,000              1,264,800
United Biscuits Finance PLC, 10.625%, 2011 .................  EUR       600,000                759,422
                                                                                         -------------
                                                                                         $   5,293,910
                                                                                         -------------
FOREST & PAPER PRODUCTS -- 2.9%
Abitibi-Consolidated, Inc., 8.55%, 2010 ....................       $  1,512,000          $   1,530,900
Buckeye Technologies, Inc., 8.5%, 2013 .....................          1,165,000              1,165,000
Graphic Packaging International Corp., 9.5%, 2013 ..........          1,660,000              1,585,300
Jefferson Smurfit Corp., 8.25%, 2012 .......................            805,000                772,800
JSG Funding LLC, 11.5%, 2015 (a)(p) ........................  EUR     1,736,228              1,899,750
MDP Acquisitions PLC, 9.625%, 2012 .........................       $  1,145,000              1,145,000
Norske Skog Canada Ltd., 8.625%, 2011 ......................          1,055,000              1,007,525
Norske Skog Canada Ltd., 7.375%, 2014 ......................            770,000                673,750
Stone Container Corp., 7.375%, 2014 ........................            855,000                778,050
                                                                                         -------------
                                                                                         $  10,558,075
                                                                                         -------------
GAMING & LODGING -- 6.9%
Aztar Corp., 7.875%, 2014 ..................................       $  1,695,000          $   1,775,513
Boyd Gaming Corp., 6.75%, 2014 .............................          1,585,000              1,573,113
Caesars Entertainment, Inc.,  8.125%, 2011 .................          1,760,000              1,942,600
Caesars Entertainment, Inc.,  8.875%, 2008 .................            425,000                459,531
Greektown Holdings, 10.75%, 2013 (a) .......................            685,000                679,863
GTECH Holdings Corp., 5.25%, 2014 ..........................          1,275,000              1,105,936
Host Marriott LP, 7.125%, 2013 .............................          1,410,000              1,466,400
Host Marriott LP, 6.375%, 2015 .............................            695,000                693,263
Majestic Star Casino, LLC, 9.5%, 2010 ......................            380,000                399,950
Majestic Star Casino, LLC,  9.75%, 2011 (a) ................            355,000                358,550
Mandalay Resort Group, 9.375%, 2010 ........................          1,085,000              1,188,075
MGM Mirage, Inc., 8.5%, 2010 ...............................          1,165,000              1,262,569
MGM Mirage, Inc., 8.375%, 2011 .............................          2,225,000              2,380,750
MGM Mirage, Inc., 5.875%, 2014 .............................            485,000                463,175
Penn National Gaming, Inc.,  6.75%, 2015 ...................            285,000                280,013
Pinnacle Entertainment, Inc.,  8.75%, 2013 .................            300,000                319,500
Pinnacle Entertainment, Inc.,  8.25%, 2012 .................          1,055,000              1,090,606
Royal Caribbean Cruises Ltd.,  6.875%, 2013 ................          2,345,000              2,483,683
Starwood Hotels & Resorts Worldwide, Inc.,  7.875%, 2012 ...          2,560,000              2,822,400
Station Casinos, Inc., 6.875%, 2016 ........................             80,000                 81,800
Station Casinos, Inc., 6.5%, 2014 ..........................          1,070,000              1,080,700
Wynn Las Vegas LLC, 6.625%, 2014 ...........................          1,460,000              1,419,850
                                                                                         -------------
                                                                                         $  25,327,840
                                                                                         -------------
INDUSTRIAL -- 2.7%
Amsted Industries, Inc.,  10.25%, 2011 (a) .................       $  1,255,000          $   1,342,850
Da-Lite Screen Co., Inc., 9.5%, 2011 .......................            785,000                824,250
JohnsonDiversey Holdings, Inc., "B",  9.625%, 2012 .........          1,410,000              1,417,050
JohnsonDiversey Holdings, Inc.,  0% to 2007, 10.67% to 2013           2,735,000              2,174,325
Knowledge Learning Corp.,  7.75%, 2015 (a) .................            725,000                688,750
Milacron Escrow Corp., 11.5%, 2011 .........................          1,580,000              1,350,900
Valmont Industries, Inc., 6.875%, 2014 .....................          1,160,000              1,168,700
Wesco Distribution, Inc., 7.5%, 2017 (a) ...................            965,000                971,031
                                                                                         -------------
                                                                                         $   9,937,856
                                                                                         -------------
INSURANCE -- 0.6%
UnumProvident Corp., 7.625%, 2011 ..........................       $  1,024,000          $   1,104,391
UnumProvident Finance Co.,  6.85%, 2015 (a) ................          1,048,000              1,091,626
                                                                                         -------------
                                                                                         $   2,196,017
                                                                                         -------------
INSURANCE -- PROPERTY & CASUALTY -- 0.4%
AXIS Capital Holdings LTD., 5.75%, 2014 ....................       $    795,000          $     795,170
Marsh & Mclennan Cos., Inc.,  5.75%, 2015 ..................            631,000                636,070
                                                                                         -------------
                                                                                         $   1,431,240
                                                                                         -------------
MACHINERY & TOOLS -- 1.7%
Case Corp., 7.25%, 2016 ....................................       $    840,000          $     783,300
Case New Holland, Inc., 9.25%, 2011 ........................          1,400,000              1,498,000
JLG Industries, Inc., 8.25%, 2008 ..........................            665,000                696,588
Terex Corp., 10.375%, 2011 .................................            760,000                805,600
Terex Corp., 9.25%, 2011 ...................................            400,000                427,000
Terex Corp., 7.375%, 2014 ..................................          1,010,000                999,900
United Rentals, Inc., 7.75%, 2013 ..........................            315,000                307,125
United Rentals, Inc., 6.5%, 2012 ...........................            785,000                764,394
                                                                                         -------------
                                                                                         $   6,281,907
                                                                                         -------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 6.3%
AmerisourceBergen Corp.,  5.875%, 2015 (a) .................       $  1,165,000          $   1,175,194
CDRV Investors, Inc., 0% to 2010, 9.625%  to 2015 ..........          2,350,000              1,439,375
DaVita, Inc., 6.625%, 2013 .................................            740,000                752,950
DaVita, Inc., 7.25%, 2015 ..................................          1,215,000              1,230,188
Extendicare Health Services, Inc., 6.875%,  2014 ...........          1,215,000              1,187,663
Fisher Scientific International, Inc.,  6.75%, 2014 ........            250,000                260,625
Fisher Scientific International, Inc.,  6.125%, 2015 (a) ...          1,450,000              1,450,000
HCA, Inc., 7.875%, 2011 ....................................          2,785,000              2,994,312
HCA, Inc., 6.375%, 2015 ....................................          3,335,000              3,371,131
Healthsouth Corp., 7.625%, 2012 ............................          1,045,000              1,060,675
Lifecare Holdings, Inc., 9.25%, 2013 (a) ...................          1,040,000                821,600
Omnicare, Inc., 6.875%, 2015 ...............................            380,000                385,700
Psychiatric Solutions, Inc., 7.75%, 2015 ...................            490,000                505,925
Select Medical Corp., 7.625%, 2015 .........................          1,230,000              1,183,875
Tenet Healthcare Corp., 9.875%, 2014 .......................          1,540,000              1,559,250
Tenet Healthcare Corp., 9.25%, 2015 (a) ....................            680,000                674,900
Triad Hospitals, Inc., 7%, 2013 ............................          1,815,000              1,819,538
U.S. Oncology, Inc., 10.75%, 2014 ..........................            995,000              1,104,450
                                                                                         -------------
                                                                                         $  22,977,351
                                                                                         -------------
MEDICAL EQUIPMENT -- 0.4%
Warner Chillcott Corp., 8.75%, 2015 (a) ....................       $  1,425,000          $   1,311,000
                                                                                         -------------
METALS & MINING -- 1.5%
Century Aluminum Co., 7.5%, 2014 ...........................       $  1,595,000          $   1,571,075
Massey Energy Co., 6.875%, 2013 (a) ........................          1,125,000              1,134,844
Peabody Energy Corp., 5.875%, 2016 .........................          1,565,000              1,523,919
Russel Metals, Inc., 6.375%, 2014 ..........................          1,325,000              1,285,250
                                                                                         -------------
                                                                                         $   5,515,088
                                                                                         -------------
NATURAL GAS -- DISTRIBUTION -- 0.2%
AmeriGas Partners LP, 7.25%, 2015 ..........................       $    845,000          $     861,900
                                                                                         -------------
NATURAL GAS -- PIPELINE -- 3.9%
ANR Pipeline Co., 9.625%, 2021 .............................       $    875,000          $   1,068,953
Atlas Pipeline Partners LP,  8.125%, 2015 (a) ..............            385,000                388,369
Colorado Interstate Gas Co.,  5.95%, 2015 ..................            790,000                763,045
El Paso Energy Corp., 7%, 2011 .............................          2,730,000              2,709,525
El Paso Energy Corp., 7.625%, 2010 .........................          1,060,000              1,114,674
El Paso Energy Corp., 7.75%, 2013 ..........................          2,190,000              2,272,125
Enterprise Products Operating LP, 6.375%,  2013 ............            653,000                683,631
Enterprise Products Operating LP,  5.6%, 2014 ..............          1,247,000              1,246,026
Markwest Energy Partners LP,  6.875%, 2014 (a) .............            860,000                791,200
Pacific Energy Partners, LP,  6.25%, 2015 (a) ..............            470,000                462,950
Transcontinental Gas Pipe Line Corp., 7%,  2011 ............            750,000                782,813
Williams Cos., Inc., 7.125%, 2011 ..........................          1,698,000              1,763,798
Williams Cos., Inc., 7.75%, 2031 ...........................            380,000                400,900
                                                                                         -------------
                                                                                         $  14,448,009
                                                                                         -------------
NETWORK & TELECOM -- 4.3%
AT&T Corp., 7.3%, 2011 .....................................       $    915,000          $   1,012,745
AT&T Corp., 9.75%, 2031 ....................................            625,000                785,078
Cincinnati Bell, Inc., 8.375%, 2014 ........................            820,000                806,675
Citizens Communications Co.,  9%, 2031 .....................            360,000                364,500
Citizens Communications Co.,  9.25%, 2011 ..................          1,601,000              1,765,103
Citizens Communications Co.,  6.25%, 2013 ..................            920,000                890,100
Eircom Funding PLC, 8.25%, 2013 ............................            505,000                540,350
Espirit Telecom Group PLC,  10.875%, 2008 (d) ..............            200,000                      0
GCI, Inc., 7.25%, 2014 .....................................            770,000                762,300
Hawaiian Telecom Communications, Inc.,  9.75%, 2013 (a) ....            735,000                718,463
Hawaiian Telecom Communications, Inc.,  12.5%, 2015 (a) ....            175,000                163,625
MCI, Inc., 6.908%, 2007 ....................................            655,000                659,913
MCI, Inc., 7.688%, 2009 ....................................            815,000                841,488
Qwest Capital Funding, Inc.,  7.25%, 2011 ..................          1,390,000              1,407,375
Qwest Corp., 8.875%, 2012 ..................................          1,625,000              1,832,188
Qwest Corp., 7.875%, 2011 ..................................          1,675,000              1,804,813
Time Warner Telecom Holdings, Inc., 9.25%,  2014 ...........          1,375,000              1,450,625
                                                                                         -------------
                                                                                         $  15,805,341
                                                                                         -------------
OIL SERVICES -- 0.6%
GulfMark Offshore, Inc., 7.75%, 2014 .......................       $  1,190,000          $   1,237,600
Hanover Compressor Co., 9%, 2014 ...........................          1,055,000              1,149,950
                                                                                         -------------
                                                                                         $   2,387,550
                                                                                         -------------
OILS -- 0.1%
Premcor Refining Group, Inc.,  7.5%, 2015 ..................       $    500,000          $     533,015
                                                                                         -------------
POLLUTION CONTROL -- 0.5%
Allied Waste North America, Inc., 7.875%,  2013 ............       $     45,000          $      46,463
Allied Waste North America, Inc.,  6.5%, 2010 ..............          1,785,000              1,767,150
                                                                                         -------------
                                                                                         $   1,813,613
                                                                                         -------------
PRECIOUS METALS & MINERALS -- 0.4%
Freeport-McMoRan Copper & Gold, Inc.,  6.875%, 2014 ........       $  1,415,000          $   1,429,150
                                                                                         -------------
PRINTING & PUBLISHING -- 2.5%
American Media Operations, Inc., 8.875%,  2011 .............       $  1,345,000          $   1,143,250
Dex Media East LLC, 12.125%, 2012 ..........................            715,000                836,550
Dex Media, Inc., 0% to 2008,  9% to 2013 ...................          3,710,000              2,949,450
Lighthouse International Co. S.A.,  8%, 2014 (a) ...........  EUR       960,000              1,203,719
MediaNews Group, Inc., 6.875%, 2013 ........................       $  1,180,000              1,128,375
PRIMEDIA, Inc., 8.875%, 2011 ...............................            765,000                705,713
PRIMEDIA, Inc., 8%, 2013 ...................................             25,000                 21,156
WDAC Subsidiary Corp.,  8.375%, 2014 (a) ...................          1,240,000              1,201,250
                                                                                         -------------
                                                                                         $   9,189,463
                                                                                         -------------
RAILROAD & SHIPPING -- 0.7%
Kansas City Southern Railway Co.,  7.5%, 2009 ..............       $  1,720,000          $   1,775,900
TFM S.A. de C.V., 12.5%, 2012 ..............................            264,000                300,960
TFM S.A. de C.V., 9.375%, 2012 (a) .........................            362,000                396,390
                                                                                         -------------
                                                                                         $   2,473,250
                                                                                         -------------
RESTAURANTS -- 0.3%
Carrols Corp., 9%, 2013 ....................................       $  1,230,000          $   1,196,175
                                                                                         -------------
RETAILERS -- 2.7%
Buhrmann U.S., Inc., 7.875%, 2015 ..........................       $  1,195,000          $   1,166,619
Couche-Tard, Inc., 7.5%, 2013 ..............................          1,820,000              1,874,600
Dollar General Corp., 8.625%, 2010 .........................          1,305,000              1,432,238
Finlay Fine Jewelry Corp., 8.375%, 2012 ....................          1,020,000                918,000
GSC Holdings Corp., 8%, 2012 (a) ...........................          1,085,000              1,019,900
J.C. Penney Corp., Inc., 8%, 2010 ..........................            995,000              1,089,771
Neiman Marcus Group, Inc.,  9%, 2015 (a) ...................          1,065,000              1,088,963
Rite Aid Corp., 8.125%, 2010 ...............................          1,125,000              1,144,688
                                                                                         -------------
                                                                                         $   9,734,779
                                                                                         -------------
SPECIALTY STORES -- 0.3%
Payless ShoeSource, Inc., 8.25%, 2013 ......................       $  1,085,000          $   1,133,825
                                                                                         -------------
STEEL -- 0.5%
AK Steel Holding Corp., 7.75%, 2012 ........................       $  1,225,000          $   1,105,563
Chaparral Steel Co., 10%, 2013 .............................            765,000                824,288
                                                                                         -------------
                                                                                         $   1,929,851
                                                                                         -------------
SUPERMARKETS -- 0%
Jitney Jungle Stores of America, Inc.,  10.375%, 2007 (d) ..            250,000          $           0
                                                                                         -------------
TELECOMMUNICATIONS -- WIRELESS -- 3.3%
Alamosa Holdings, Inc., 12%, 2009 ..........................       $  1,167,000          $   1,276,406
American Tower Corp., 7.125%, 2012 .........................            470,000                484,100
American Towers, Inc., 7.25%, 2011 .........................            735,000                764,400
Centennial Communications Corp., 10%, 2013 (a) .............            300,000                303,000
Centennial Communications Corp., 10.125%, 2013 .............            655,000                712,313
Dolphin Telecom PLC, 11.5%, 2008 (d) .......................          2,750,000                      0
Dolphin Telecom PLC, "B", 14%, 2009 (d) ....................          1,525,000                      0
IWO Holdings, Inc., 7.9%, 2012 .............................            155,000                160,813
Nextel Communications, Inc., 5.95%, 2014 ...................          3,380,000              3,397,704
Rogers Wireless, Inc., 6.375%, 2014 ........................          1,380,000              1,383,450
Rogers Wireless, Inc., 7.5%, 2015 ..........................            990,000              1,069,200
Rural Cellular Corp., 9.875%, 2010 .........................          1,200,000              1,266,000
U.S. Unwired, Inc., 10%, 2012 ..............................            935,000              1,051,875
Wind Acquisition Finance S.A., 10.75%, 2015 (a) ............            320,000                330,400
                                                                                         -------------
                                                                                         $  12,199,661
                                                                                         -------------
TIRE & RUBBER -- 0.8%
Cooper Standard Automotive, Inc., 8.375%, 2014 .............       $  1,310,000          $     995,600
Goodyear Tire & Rubber Co., 9%, 2015 (a) ...................          1,910,000              1,881,350
                                                                                         -------------
                                                                                         $   2,876,950
                                                                                         -------------
TOBACCO -- 0.5%
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012 ..........       $  1,040,000          $   1,060,800
R.J. Reynolds Tobacco Holdings, Inc., 7.3%, 2015 (a) .......            865,000                882,300
                                                                                         -------------
                                                                                         $   1,943,100
                                                                                         -------------
TRANSPORTATION -- SERVICES -- 1.2%
CHC Helicopter Corp., 7.375%, 2014 .........................       $    785,000          $     793,831
Hertz Corp., 8.875%, 2014 (a) ..............................            760,000                774,250
Stena AB, 9.625%, 2012 .....................................            435,000                472,519
Stena AB, 7%, 2016 .........................................          1,311,000              1,199,565
Westinghouse Air Brake Technologies Corp., 6.875%, 2013 ....          1,015,000              1,025,150
                                                                                         -------------
                                                                                         $   4,265,315
                                                                                         -------------
UTILITIES -- ELECTRIC POWER -- 7.3%
AES Corp., 8.75%, 2013 (a) .................................       $  1,985,000          $   2,161,169
AES Corp., 9%, 2015 (a) ....................................            280,000                306,600
Allegheny Energy Supply Co., LLC, 8.25%, 2012 (a) ..........          1,615,000              1,820,913
CMS Energy Corp., 8.5%, 2011 ...............................          1,660,000              1,807,325
Dynegy Holdings, Inc., 9.875%, 2010 (a) ....................            505,000                553,606
Dynegy Holdings, Inc., 10.125%, 2013 (a) ...................            645,000                728,850
Empresa Nacional de Electricidad S.A., 8.35%, 2013 .........            317,000                361,037
Enersis S.A., 7.375%, 2014 .................................          1,058,000              1,138,012
FirstEnergy Corp., 6.45%, 2011 .............................            655,000                694,298
Midwest Generation LLC, 8.75%, 2034 ........................          1,970,000              2,169,463
Mirant North America LLC, 7.375%, 2013 (a) .................            940,000                950,575
Mission Energy Holding Co., 13.5%, 2008 ....................          1,015,000              1,177,400
Nevada Power Co., 6.5%, 2012 ...............................            270,000                276,750
Nevada Power Co., 5.875%, 2015 .............................            690,000                684,702
NorthWestern Corp., 5.875%, 2014 ...........................          1,245,000              1,247,341
NRG Energy, Inc., 8%, 2013 .................................          1,123,000              1,252,145
PSEG Energy Holdings LLC, 8.625%, 2008 .....................            980,000              1,019,200
Reliant Energy, Inc., 6.75%, 2014 ..........................            210,000                183,225
Reliant Resources, Inc., 9.25%, 2010 .......................            435,000                435,000
Reliant Resources, Inc., 9.5%, 2013 ........................            635,000                636,588
Sierra Pacific Power Co., 6.25%, 2012 ......................            585,000                593,775
Sierra Pacific Resources, 8.625%, 2014 .....................            350,000                378,696
TECO Energy, Inc., 7%, 2012 ................................          1,060,000              1,113,000
Tenaska Alabama Partners LP, 7%, 2021 (a) ..................            506,294                507,634
Texas Genco LLC, 6.875%, 2014 (a) ..........................          1,140,000              1,234,050
TXU Corp., 5.55%, 2014 .....................................          3,420,000              3,248,439
                                                                                         -------------
                                                                                         $  26,679,793
                                                                                         -------------
    Total Bonds (Identified Cost, $341,619,237) ...............................          $ 338,913,670
                                                                                         -------------
STOCKS -- 1.0%

AUTOMOTIVE -- 0.3%
Magna International, Inc., "A" .............................             16,400          $   1,180,442
                                                                                         -------------
BROADCAST & CABLE TV -- 0.1%
Telewest Global, Inc.(n) ...................................             13,918          $     331,527
                                                                                         -------------
FOREST & PAPER PRODUCTS -- 0%
Corporacion Durango S.A. de C.V.(n) ........................             39,184          $      16,941
                                                                                         -------------
METALS & MINING -- 0%
Oxford Automotive, Inc.(n) .................................                 21          $           0
                                                                                         -------------
PHARMACEUTICALS -- 0.2%
Merck & Co., Inc. ..........................................             26,600          $     846,146
                                                                                         -------------
PRINTING & PUBLISHING -- 0%
Golden Books Family Entertainment, Inc.(n) .................             17,708          $           0
                                                                                         -------------
TELECOMMUNICATIONS -- WIRELESS -- 0.1%
Vodafone Group PLC, ADR ....................................             14,484          $     310,971
                                                                                         -------------
TELEPHONE SERVICES -- 0.3%
NTL, Inc.(n) ...............................................             12,547          $     854,200
                                                                                         -------------
    Total Stocks (Identified Cost, $3,209,449) .............       $  3,540,227
                                                                                         -------------
CONVERTIBLE PREFERRED STOCK -- 0.3%
AUTOMOTIVE -- 0.3%
General Motors Corp., 5.25% (Identified Cost, $1,336,760) ..             74,597          $   1,111,495
                                                                                         -------------
PREFERRED STOCKS -- 0.1%
BROADCAST & CABLE TV -- 0.1%
Paxson Communications Corp., 14.25% ........................                 42          $     365,400
                                                                                         -------------
CONSUMER GOODS & SERVICES -- 0%
Renaissance Cosmetics, Inc., 14% (n) .......................                852          $           0
                                                                                         -------------
REAL ESTATE -- 0%
HRPT Properties Trust, "B", 8.75% ..........................              1,225          $      31,728
                                                                                         -------------
TELEPHONE SERVICES -- 0%
PTV, Inc., "A", 10% ........................................                 37          $          78
                                                                                         -------------
    Total Preferred Stocks
      (Identified Cost, $372,443) ..........................       $    397,206
                                                                                         -------------
WARRANTS -- 0.0%

                                                           Strike        First         Shares/Par
Issuer                                                     Price        Exercise          ($)         Value ($)

Cybernet Internet Services (Computer Software) (n) .   $    22.28       10/29/99            800     $        0
GT Group Telecom, Inc. (Telephone Services)(n) .....         0.00        8/01/00          2,900              0
Knology, Inc. (Network & Telecom) (a)(n) ...........         0.10       11/22/97            525              0
Loral Space &  Communications Ltd. (Business
  Services) (n) ....................................         0.14        1/28/97          1,000              0
Loral Space &  Communications Ltd. (Business
  Services) (n) ....................................         0.14        1/28/97          1,100              0
Ono Finance (Broadcast & Cable TV) (n) .............         0.00        5/31/09          3,185              0
Pliant Corp. (Containers) (a)(n) ...................         0.01        5/25/00            660              7
Thermadyne Holdings Corp. (Machinery & Tools) (n) ..        20.78        5/29/03          6,594            330
XM Satellite Radio, Inc. (Broadcast & Cable TV)(n) .        45.24        9/16/00          1,030         46,350
XO Communications, Inc., "A" (Telephone Services)(n)         6.25        5/27/03          1,302            195
XO Communications, Inc., "B" (Telephone Services)(n)         7.50        5/27/03            976             98
XO Communications, Inc., "C" (Telephone Services)(n)        10.00        5/27/03            976             88
                                                                                                    ----------
    Total Warrants (Identified Cost, $527,649) .....                                                $   47,068
                                                                                                    ----------
REPURCHASE AGREEMENT -- 4.2%
Morgan Stanley, 4.23%, dated 12/30/05, due
  1/03/06, total to be received
  $15,537,299 (secured by various U.S. .....................
  Treasury and Federal Agency obligations
  in a jointly traded account), at Cost ....................       $ 15,530,000          $  15,530,000
                                                                                         -------------
    Total Investments
      (Identified Cost, $362,595,538) (k) .....................................          $ 359,539,666
                                                                                         -------------
OTHER ASSETS,
  LESS LIABILITIES -- 2.1% ....................................................              7,807,704
                                                                                         -------------
    Net Assets -- 100.0% ......................................................          $ 367,347,370
                                                                                         =============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

                                                                             Net Unrealized
     Contracts to                  Settlement   In Exchange    Contracts     Appreciation
    Deliver/Receive                   Date          For         at Value    (Depreciation)
SALES
  EUR           4,832,721            2/21/06     $5,678,906    $5,733,409     $(54,503)
  SEK             319,639            2/13/06         40,241        40,332          (91)
                                                 ----------    ----------     --------
                                                 $5,719,147    $5,773,741     $(54,594)
                                                 ==========    ==========     ========

At December 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $7 with Merrill Lynch International.

At December 31, 2005, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

                    See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
INTERNATIONAL VALUE SERIES
STOCKS -- 96.7%

                                                                       Shares/Par
Issuer                                                                    ($)            Value ($)
AIRLINES -- 0.4%
Thai Airways International Public Co. Ltd. ......................       451,300        $       484,027
                                                                                       ---------------
ALCOHOLIC BEVERAGES -- 1.0%
Diageo PLC ......................................................        79,758        $     1,155,001
                                                                                       ---------------
APPAREL MANUFACTURERS -- 0.9%
Impact 21 Co. Ltd. ..............................................        23,400        $       674,152
Sanyo Shokai Ltd. ...............................................        37,400                400,573
                                                                                       ---------------
                                                                                       $     1,074,725
                                                                                       ---------------
AUTOMOTIVE -- 5.8%
Autoliv, Inc.(l) ................................................        19,000        $       857,809
Bayerische Motoren Werke AG .....................................        31,470              1,379,218
Compagnie Generale des Etablissements Michelin(l) ...............        14,700                825,612
Hyundai Mobis ...................................................         7,400                674,331
Kongsberg Automotive A.S.A.(n) ..................................        51,500                367,601
Nissan Motor Co. Ltd. ...........................................       118,300              1,197,886
PSA Peugeot Citroen S.A.(l) .....................................        12,000                691,287
Renault S.A.(l) .................................................        11,200                912,820
                                                                                       ---------------
                                                                                       $     6,906,564
                                                                                       ---------------
BANKS & CREDIT COMPANIES -- 15.6%
Aiful Corp. .....................................................        14,050        $     1,172,669
BNP Paribas(l) ..................................................        17,000              1,374,471
Close Brothers Group PLC ........................................        18,880                294,501
Credit Agricole S.A .............................................        67,663              2,129,826
DEPFA Bank PLC ..................................................        41,300                610,184
DNB Holding A.S.A.(l) ...........................................        88,760                946,395
ING Groep N.V ...................................................        50,700              1,757,210
Irish Life & Permanent PLC ......................................        39,460                805,649
Joyo Bank .......................................................        68,000                404,491
Kookmin Bank(n) .................................................         9,650                724,167
Krung Thai Bank PLC .............................................     1,523,900                404,888
Krungthai Card PLC ..............................................       491,000                239,366
LIC Housing Finance Ltd. ........................................        60,900                267,651
Nordea Bank AB(l) ...............................................        88,500                918,206
Royal Bank of Scotland Group PLC ................................        68,271              2,059,452
Shinhan Financial Group Co. Ltd.(n) .............................        21,090                851,130
Shinsei Bank Ltd. ...............................................       189,000              1,092,217
Takefuji Corp. ..................................................        38,120              2,587,308
                                                                                       ---------------
                                                                                       $    18,639,781
                                                                                       ---------------
BROADCAST & CABLE TV -- 2.5%
Nippon Television Network Corp. .................................         5,240        $       804,993
Pages Jaunes S.A.(l) ............................................        45,100              1,173,140
Premiere AG(n) ..................................................        21,610                378,325
WPP Group PLC ...................................................        58,700                634,639
                                                                                       ---------------
                                                                                       $     2,991,097
                                                                                       ---------------
CHEMICALS -- 2.0%
Hanwha Chemical Corp.(n) ........................................        37,940        $       432,419
Syngenta AG .....................................................        15,337              1,906,267
                                                                                       ---------------
                                                                                       $     2,338,686
                                                                                       ---------------
CONSTRUCTION -- 2.4%
Buzzi Unicem S.p.A ..............................................        16,800        $       262,717
Geberit AG ......................................................         1,300              1,027,785
Italcementi S.p.A ...............................................        59,800                756,890
Sekisui Chemical Co. Ltd.(l) ....................................        72,000                486,853
Wienerberger AG .................................................         8,200                326,248
                                                                                       ---------------
                                                                                       $     2,860,493
                                                                                       ---------------
CONSUMER GOODS & SERVICES -- 1.4%
Unicharm Corp.(l) ...............................................        36,200        $     1,625,726
                                                                                       ---------------
ELECTRICAL EQUIPMENT -- 0.6%
Saft Groupe S.A.(n) .............................................        10,500        $       235,864
Samsung SDI Co. Ltd. ............................................         3,950                453,406
                                                                                       ---------------
                                                                                       $       689,270
                                                                                       ---------------
ELECTRONICS -- 5.2%
Barco N.V.(l) ...................................................         4,400        $       330,502
Brother Industries Ltd. .........................................        35,000                367,453
Canon, Inc.(l) ..................................................        22,000              1,286,277
OMRON Corp. .....................................................        34,200                788,239
Ricoh Co. Ltd. ..................................................        63,000              1,102,360
Royal Philips Electronics N.V ...................................        16,300                506,133
Samsung Electronics Co. Ltd. ....................................         2,250              1,454,174
Seiko Epson Corp. ...............................................        15,100                379,371
                                                                                       ---------------
                                                                                       $     6,214,509
                                                                                       ---------------
ENERGY -- INDEPENDENT -- 3.3%
Cairn Energy PLC(n) .............................................        10,700        $       353,121
CNOOC Ltd. ......................................................     1,052,500                699,078
EnCana Corp. ....................................................        25,380              1,146,912
Neste Oil OYJ(n) ................................................         9,459                267,195
Norsk Hydro A.S.A ...............................................        10,400              1,067,306
PTT Public Co. ..................................................        76,900                423,629
                                                                                       ---------------
                                                                                       $     3,957,241
                                                                                       ---------------
ENERGY -- INTEGRATED -- 5.4%
BP PLC, ADR .....................................................        31,436        $     2,018,820
LUKOIL, ADR .....................................................         9,200                542,800
Repsol YPF S.A.(l) ..............................................        28,100                820,018
TOTAL S.A., ADR(l) ..............................................        24,220              3,061,408
                                                                                       ---------------
                                                                                       $     6,443,046
                                                                                       ---------------
FOOD & DRUG STORES -- 3.3%
Carrefour S.A.(l) ...............................................        37,400        $     1,751,037
Lawson, Inc. ....................................................        22,400                922,459
William Morrison Supermarkets PLC ...............................       379,000              1,260,545
                                                                                       ---------------
                                                                                       $     3,934,041
                                                                                       ---------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 5.2%
CoolBrands International, Inc.(n) ...............................        53,900        $       140,879
CSM nv ..........................................................        22,400                610,225
Greencore Group PLC .............................................        91,771                364,748
Kirin Beverage Corp.(l) .........................................        37,400                758,997
Nestle S.A ......................................................        11,932              3,564,769
Unilever PLC ....................................................        83,330                825,732
                                                                                       ---------------
                                                                                       $     6,265,350
                                                                                       ---------------
FOREST & PAPER PRODUCTS -- 0.4%
Abitibi-Consolidated, Inc. ......................................       109,500        $       438,716
                                                                                       ---------------
FURNITURE & APPLIANCES -- 0.2%
Indesit Co. S.p.A.(l) ...........................................        23,400        $       241,922
                                                                                       ---------------
GAMING & LODGING -- 0.3%
William Hill Organization Ltd. ..................................        45,600        $       419,723
                                                                                       ---------------
INSURANCE -- 5.0%
AMB Generali Holding AG .........................................         5,800        $       577,681
Aviva PLC .......................................................       116,290              1,409,191
Benfield Group PLC ..............................................       157,520                974,712
Catlin Group Ltd. ...............................................        57,900                483,674
Hiscox PLC ......................................................       227,248                902,299
Jardine Lloyd Thompson Group PLC ................................       148,200              1,271,121
St. James's Place Capital PLC ...................................        67,200                309,558
                                                                                       ---------------
                                                                                       $     5,928,236
                                                                                       ---------------
LEISURE & TOYS -- 1.6%
Heiwa Corp.(l) ..................................................        47,900        $       656,309
Nintendo Co. Ltd. ...............................................         7,800                941,829
Tamron Co. Ltd.(l) ..............................................        26,000                357,565
                                                                                       ---------------
                                                                                       $     1,955,703
                                                                                       ---------------
MACHINERY & TOOLS -- 1.1%
Alfa Laval AB(l) ................................................        23,800        $       514,811
ASSA ABLOY AB, "B"(l) ...........................................        50,900                800,148
                                                                                       ---------------
                                                                                       $     1,314,959
                                                                                       ---------------
METALS & MINING -- 1.4%
Anglo American PLC ..............................................        47,800        $     1,625,968
                                                                                       ---------------
NATURAL GAS -- DISTRIBUTION -- 1.8%
Tokyo Gas Co. Ltd.(l) ...........................................       478,000        $     2,122,374
                                                                                       ---------------
NETWORK & TELECOM -- 0.2%
ZTE Corp. .......................................................        83,000        $       278,858
                                                                                       ---------------
OIL SERVICES -- 1.9%
Compagnie Generale de Geophysique
  S.A.(l)(n) ....................................................         6,187        $       547,066
Fugro N.V .......................................................        14,612                468,929
Petrofac Ltd.(n) ................................................        88,400                385,944
Vallourec S.A ...................................................         1,500                825,073
                                                                                       ---------------
                                                                                       $     2,227,012
                                                                                       ---------------
PHARMACEUTICALS -- 5.0%
Astellas Pharma, Inc. ...........................................        29,300        $     1,142,058
AstraZeneca PLC .................................................        23,330              1,134,451
Roche Holding AG ................................................         6,800              1,019,910
Sanofi-Aventis(l) ...............................................        12,625              1,105,124
Schering AG .....................................................        11,740                786,018
Tanabe Seiyaku Co. Ltd. .........................................        82,000                796,272
                                                                                       ---------------
                                                                                       $     5,983,833
                                                                                       ---------------
PRINTING & PUBLISHING -- 0.4%
Reed Elsevier PLC ...............................................        49,330        $       462,958
                                                                                       ---------------
RAILROAD & SHIPPING -- 0.4%
Sincere Navigation Corp. ........................................       472,000        $       468,060
                                                                                       ---------------
REAL ESTATE -- 0.3%
Nexity International ............................................         7,200        $       366,226
                                                                                       ---------------
SPECIALTY CHEMICALS -- 1.3%
L'Air Liquide S.A.(l) ...........................................         7,900        $     1,518,548
                                                                                       ---------------
SPECIALTY STORES -- 1.8%
Grupo Elektra S.A. de C.V .......................................        45,100        $       399,312
Matalan PLC .....................................................       127,400                400,736
NEXT PLC ........................................................        31,000                817,915
Praktiker Bau-und Heimwerkermaerkte AG(n) .......................        31,330                568,134
                                                                                       ---------------
                                                                                       $     2,186,097
                                                                                       ---------------
TELECOMMUNICATIONS -- WIRELESS -- 4.8%
AFK Sistema, GDR(a) .............................................        16,840        $       395,740
KDDI Corp. ......................................................           164                944,965
MobilCom AG(l) ..................................................        20,100                442,239
O2 PLC ..........................................................       288,000                978,920
Vodafone Group PLC ..............................................     1,394,953              3,009,134
                                                                                       ---------------
                                                                                       $     5,770,998
                                                                                       ---------------
TELEPHONE SERVICES -- 4.6%
Deutsche Telekom AG .............................................        68,500        $     1,140,883
FastWeb S.p.A.(l) ...............................................         6,800                310,488
France Telecom S.A ..............................................        47,300              1,174,415
Hanaro Telecom, Inc.(n) .........................................        92,100                232,378
KT Freetel Co. Ltd. .............................................        26,200                637,585
Royal KPN N.V ...................................................        64,750                648,741
Telecom Corp. of New Zealand Ltd. ...............................       153,788                630,627
Telenor A.S.A ...................................................        79,300                778,004
                                                                                       ---------------
                                                                                       $     5,553,121
                                                                                       ---------------
TOBACCO -- 2.1%
British American Tobacco PLC ....................................        80,100        $     1,789,840
Swedish Match AB(l) .............................................        63,300                744,317
                                                                                       ---------------
                                                                                       $     2,534,157
                                                                                       ---------------
TRUCKING -- 1.9%
Singapore Post Ltd. .............................................       422,400        $       292,090
TNT N.V .........................................................        65,100              2,032,979
                                                                                       ---------------
                                                                                       $     2,325,069
                                                                                       ---------------
UTILITIES -- ELECTRIC POWER -- 5.2%
E.ON AG .........................................................        13,900        $     1,436,893
Endesa S.A.(l) ..................................................        27,200                714,926
Hera S.p.A ......................................................       130,200                347,686
Iberdrola S.A.(l) ...............................................        24,400                666,441
Kelda Group PLC .................................................        23,300                309,981
Scottish Power PLC ..............................................        50,100                468,032
Severn Trent PLC ................................................        29,300                545,928
Suez S.A.(l) ....................................................        46,555              1,448,339
United Utilities PLC ............................................        23,000                265,270
                                                                                       ---------------
                                                                                       $     6,203,496
                                                                                       ---------------
    Total Stocks (Identified Cost, $94,953,949) ...............................        $   115,505,591
                                                                                       ---------------
PREFERRED STOCK -- 0.8%
CHEMICALS -- 0.8%
Henkel KGAA (l)
  (Identified Cost, $847,317) ...................................         9,700        $       975,301
                                                                                       ---------------
SHORT-TERM OBLIGATION -- 2.0%
General Electric Capital Corp., 4.2%,
  due 1/03/06, at Amortized Cost (y) ............................ $   2,372,000        $     2,371,447
                                                                                       ---------------
COLLATERAL FOR SECURITIES LOANED -- 18.9%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ........................    22,502,606        $    22,502,606
                                                                                       ---------------
    Total Investments
      (Identified Cost, $120,675,319) (k) .....................................        $   141,354,945
                                                                                       ---------------
OTHER ASSETS,
  LESS LIABILITIES -- (18.4)% .................................................            (21,942,904)
                                                                                       ---------------
    Net Assets -- 100.0% ......................................................        $   119,412,041
                                                                                       ===============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
MONEY MARKET SERIES

COMMERCIAL PAPER (y) -- 89.5%

                                             Shares/Par
Issuer                                            ($)         Value ($)
American General Finance Corp., 4.02%, due 1/12/06 .........       $  3,891,000          $   3,886,221
American General Finance Corp., 4.34%, due 2/17/06 .........         10,594,000             10,533,973
Bank of America Corp., 4.34%, due 2/17/06 ..................         14,503,000             14,420,824
Barton Capital LLC, 4.25%, due 1/03/06(t) ..................         14,308,000             14,304,622
CAFCO LLC, 4.36%, due 2/21/06(t) ...........................         14,509,000             14,419,383
Citibank Credit Card Issuance Trust, 4.05%, due 1/11/06(t) .         15,309,000             15,291,777
Citigroup Funding, Inc., 4.36%, due 2/16/06 ................         14,473,000             14,392,369
Depfa Bank PLC, 4.22%, due 1/23/06(t) ......................         10,000,000              9,974,211
Dexia Delaware LLC, 4.29%, due 2/01/06 .....................         12,601,000             12,554,450
Dexia Delaware LLC, 4.395%, due 3/14/06 ....................          1,854,000              1,837,703
Edison Asset Securitization LLC, 4.18%, due 2/01/06(t) .....         14,555,000             14,502,610
Falcon Asset Securitization Corp., 4.18%, due 1/06/06(t) ...          1,065,000              1,064,382
Falcon Asset Securitization Corp., 4.36%, due 2/16/06(t) ...         13,378,000             13,303,470
General Electric Capital Corp., 4.36%, due 2/27/06 .........         14,384,000             14,284,702
Govco, Inc., 4.03%, due 1/12/06(t) .........................         15,306,000             15,287,152
HBOS Treasury Services PLC, 4.2%, due 2/15/06 ..............         15,335,000             15,254,491
Jupiter Securitization Corp., 4.21%, due 1/24/06(t) ........          9,927,000              9,900,299
Jupiter Securitization Corp., 4.34%, due 2/07/06(t) ........          4,457,000              4,437,119
Kitty Hawk Funding Corp., 4.39%, due 3/20/06(t) ............         14,559,000             14,420,520
MetLife, Inc., 4.38%, due 3/20/06(t) .......................         11,746,000             11,634,530
New Center Asset Trust, 4.23%, due 1/03/06 .................         14,308,000             14,304,638
Old Line Funding LLC, 4.34%, due 2/06/06(t) ................          8,822,000              8,783,713
Preferred Receivables Funding Corp., 4.21%, due 1/19/06(t) .         11,633,000             11,608,513
Preferred Receivables Funding Corp., 4.34%, due 2/03/06(t) .          2,686,000              2,675,314
Scaldis Capital LLC, 4.3%, due 1/17/06(t) ..................         14,472,000             14,444,342
Sheffield Receivables Corp., 4.15%, due 1/09/06(t) .........         13,777,000             13,764,295
Societe Generale North America, 4.35%, due 2/22/06 .........         14,510,000             14,418,829
Thunder Bay Funding LLC, 4.05%, due 1/10/06(t) .............            680,000                679,312
Thunder Bay Funding LLC, 4.405%, due 3/21/06(t) ............         13,842,000             13,708,196
UBS Finance Delaware LLC, 4.18%, due 1/12/06 ...............          2,077,000              2,074,347
UBS Finance Delaware LLC, 4.325%, due 2/13/06 ..............            590,000                586,952
Windmill Funding Corp., 4.3%, due 1/11/06(t) ...............          3,897,000              3,892,345
                                                                                         -------------
    Total Commercial Paper, at Amortized Cost
      and Value ...............................................................          $ 326,645,604
                                                                                         -------------
REPURCHASE AGREEMENT -- 8.8%

Morgan Stanley, 4.23%, dated 12/30/05, due
  1/03/06, total to be received $32,071,066
  (secured by various U.S. Treasury and
  Federal Agency obligations in a jointly
  traded account), at Cost ...................................... $  32,056,000          $  32,056,000
                                                                                         -------------
    Total Investments,
      at Amortized Cost and Value .............................................          $ 358,701,604
                                                                                         -------------
OTHER ASSETS,
  LESS LIABILITIES -- 1.7% ....................................................              6,214,065
                                                                                         -------------
    Net Assets -- 100.0% ......................................................          $ 364,915,669
                                                                                         =============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
STRATEGIC INCOME SERIES
BONDS -- 96.8%

Issuer                                                              Shares/Par ($)        Value ($)
ADVERTISING & BROADCASTING -- 2.2%
Allbritton Communications Co., 7.75%, 2012 .................       $    300,000          $     301,500
EchoStar DBS Corp., 6.375%, 2011 ...........................            215,000                206,920
Granite Broadcasting Corp., 9.75%, 2010 ....................            205,000                188,600
Innova S. de R.L., 9.375%, 2013 ............................             60,000                 66,600
Intelsat Ltd., 8.625%, 2015 (a) ............................            230,000                232,300
Lamar Media Corp., 7.25%, 2013 .............................            200,000                207,500
Liberty Media Corp., 5.7%, 2013 ............................            251,000                233,872
Panamsat Holding Corp., 0% to 2009, 10.375% to 2014 ........            290,000                203,000
Paxson Communications Corp., FRN, 10.7769%, 2013 (a) .......            190,000                182,638
                                                                                         -------------
                                                                                         $   1,822,930
                                                                                         -------------
AEROSPACE -- 0.2%
Transdigm Holding Co., 8.375%, 2011 ........................       $    160,000          $     168,400
                                                                                         -------------
AIRLINES -- 0.2%
Continental Airlines, Inc., 7.566%, 2020 ...................       $    174,203          $     155,312
                                                                                         -------------
APPAREL MANUFACTURERS -- 0.1%
Levi Strauss & Co., 12.25%, 2012 ...........................       $    105,000          $     117,075
                                                                                         -------------
ASSET BACKED & SECURITIZED -- 8.3%
Anthracite CDO Ltd., 6%, 2037 (a) ..........................       $    200,000          $     176,375
ARCap, Inc., "H", 6.1%, 2045 (a) ...........................            200,000                184,877
Asset Securitization Corp., FRN, 8.2925%, 2029 .............            215,000                228,074
Asset Securitization Corp., FRN, 8.7825%, 2029 (a) .........            185,000                168,437
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 .....            360,000                362,546
Commercial Mortgage Acceptance Corp., FRN, 5.44%, 2030 (a) .            630,000                629,259
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035 ...             38,000                 37,488
Crest Ltd., 7%, 2040 (a) ...................................            270,000                257,661
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031 ......            250,000                265,427
DLJ Commercial Mortgage Corp., 6.04%, 2031 .................            265,000                268,835
DLJ Commercial Mortgage Corp., FRN, 7.6214%, 2032 ..........            565,000                609,376
Falcon Franchise Loan Corp., 6.5%, 2014 (a) ................            250,000                214,531
Falcon Franchise Loan LLC, FRN, 3.0721%, 2023 (a)(i) .......            804,870                 94,836
Falcon Franchise Loan LLC, FRN, 3.7884%, 2025 (i) ..........            903,378                148,589
First Union-Lehman Brothers Bank of America, FRN,
  0.4997%, 2035 (i) ........................................          8,693,442                172,438
First Union-Lehman Brothers Commercial Mortgage Trust,
  7%, 2029 (a) .............................................            150,000                163,121
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033 .....            350,000                352,313
Morgan Stanley Capital I, Inc., 7.18%, 2009 ................            180,000                185,744
Morgan Stanley Capital I, Inc., 6.86%, 2010 ................            250,000                253,279
Morgan Stanley Capital I, Inc., FRN, 1.4756%, 2039 (a)(i) ..          2,662,489                173,685
Mortgage Capital Funding, Inc., 7.214%, 2007 ...............            250,000                255,518
Preferred Term Securities IV Ltd., 6.7469%, 2031 (a) .......            310,000                313,875
Prudential Securities Secured Financing Corp., FRN,
  7.3844%, 2013 (a) ........................................            411,000                444,130
Salomon Brothers Mortgage Securities, Inc., FRN,
  7.0944%, 2032 (a) ........................................            530,129                566,311
Wachovia Bank Commercial Mortgage Trust, 5.155%, 2044 ......            312,000                317,301
                                                                                         -------------
                                                                                         $   6,844,026
                                                                                         -------------
AUTOMOTIVE -- 1.7%
Ford Motor Credit Co., 5.8%, 2009 ..........................       $    531,000          $     463,212
General Motors Acceptance Corp., 5.85%, 2009 ...............            384,000                343,537
General Motors Acceptance Corp., 6.75%, 2014 ...............            115,000                103,456
General Motors Corp., 8.375%, 2033 .........................            233,000                153,780
Lear Corp., 8.11%, 2009 ....................................             60,000                 55,842
Navistar International Corp., 7.5%, 2011 ...................            150,000                142,875
TRW Automotive, Inc., 9.375%, 2013 .........................             76,000                 82,270
TRW Automotive, Inc., 11%, 2013 ............................             52,000                 58,370
                                                                                         -------------
                                                                                         $   1,403,342
                                                                                         -------------
BANKS & CREDIT COMPANIES -- 4.5%
Banco Bmg S.A., 9.15%, 2016 (a) ............................       $    148,000          $     145,928
Banco De Estado de Sao Paulo S.A., 8.7%, 2049 (a) ..........            169,000                173,436
Banco Mercantil del Norte S.A., 5.875% to 2009,
  FRN to 2014 (a) ..........................................            568,000                563,740
BNP Paribas, 5.186% to 2015, FRN to 2049 (a) ...............            232,000                225,071
Bosphorus Financial Services Ltd., FRN, 6.14%, 2012 (a) ....            200,000                201,026
Chuo Mitsui Trust & Banking Co., 5.506% to 2015,
  FRN to 2049 (a) ..........................................            195,000                188,957
Credit Suisse First Boston (USA), Inc., 4.875%, 2010 .......            230,000                228,236
DFS Funding Corp., FRN, 6.4913%, 2010 (a) ..................            261,000                266,873
Kazkommerts International B.V., 10.125%, 2007 (a) ..........            100,000                105,500
Kazkommerts International B.V., 10.125%, 2007 ..............            221,000                233,155
Mizuho Financial Group, Inc., 4.75%, 2014 (a) ..............  EUR       236,000                290,167
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (a) ...........       $    100,000                 99,577
Royal Bank of Scotland Group PLC, 9.118%, 2049 .............            207,000                237,139
Turanalem Finance B.V., 8%, 2014 (a) .......................            120,000                124,200
UFJ Finance Aruba AEC, 6.75%, 2013 .........................            159,000                173,607
UniCredito Italiano Capital Trust II, 9.2% to 2010,
  FRN to 2049 (a) ..........................................            290,000                335,891
VTB Capital S.A., 6.25%, 2035 (a) ..........................            140,000                142,450
                                                                                         -------------
                                                                                         $   3,734,953
                                                                                         -------------
BIOTECHNOLOGY -- 0.4%
Cardinal Health, Inc., 5.85%, 2017 .........................       $    289,000          $     293,960
                                                                                         -------------
BROADCAST & CABLE TV -- 2.2%
CCH I LLC, 11%, 2015 (a) ...................................       $    235,000          $     197,400
Charter Communications, Inc., 8.625%, 2009 .................            121,000                 89,540
Charter Communications, Inc., 8.375%, 2014 (a) .............            275,000                273,625
CSC Holdings, Inc., 8.125%, 2009 ...........................            398,000                401,980
Mediacom Broadband LLC, 9.5%, 2013 .........................            100,000                 97,625
Mediacom Broadband LLC, 11%, 2013 ..........................            105,000                112,875
Rogers Cable, Inc., 5.5%, 2014 .............................            174,000                162,908
TCI Communications, Inc., 9.8%, 2012 .......................            245,000                295,567
Time Warner Entertainment Co., LP, 8.375%,  2033 ...........            128,000                151,201
                                                                                         -------------
                                                                                         $   1,782,721
                                                                                         -------------
BROKERAGE & ASSET MANAGERS -- 0.1%
Ameriprise Financial, Inc., 5.35%, 2010 ....................       $     54,000          $      54,370
                                                                                         -------------
BUILDING -- 0.7%
American Standard Cos., Inc., 7.625%, 2010 .................       $    225,000          $     241,847
Jacuzzi Brands, Inc., 9.625%, 2010 .........................             75,000                 79,688
Nortek Holdings, Inc., 8.5%, 2014 ..........................            165,000                159,225
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014 ..........            195,000                121,875
                                                                                         -------------
                                                                                         $     602,635
                                                                                         -------------
BUSINESS SERVICES -- 1.5%
Iron Mountain, Inc., 8.625%, 2013 ..........................       $    330,000          $     344,025
Iron Mountain, Inc., 7.75%, 2015 ...........................            125,000                125,938
Lucent Technologies, Inc., 5.5%, 2008 ......................            280,000                278,600
SunGard Data Systems, Inc., 10.25%, 2015 (a) ...............             85,000                 85,000
Xerox Corp., 7.625%, 2013 ..................................            375,000                395,625
                                                                                         -------------
                                                                                         $   1,229,188
                                                                                         -------------
CHEMICALS -- 2.4%
BCP Crystal Holdings Corp., 9.625%, 2014 ...................       $    270,000          $     300,375
Equistar Chemicals LP, 10.625%, 2011 .......................            190,000                209,000
Huntsman International LLC, 10.125%, 2009 ..................            118,000                121,835
Huntsman International LLC, 7.375%, 2015 (a) ...............             95,000                 91,675
IMC Global, Inc., 10.875%, 2013 ............................            260,000                298,675
Kronos International, Inc., 8.875%, 2009 ...................  EUR        15,000                 18,564
Lyondell Chemical Co., 9.625%, 2007 ........................       $    200,000                208,750
Lyondell Chemical Co., 11.125%, 2012 .......................            140,000                156,625
Nalco Co., 7.75%, 2011 .....................................            105,000                107,888
Nalco Finance Holdings LLC, 0% to 2009, 9% to 2014 .........            150,000                112,500
Nell AF S.a.r.l., 8.375%, 2015 (a) .........................            100,000                 99,000
NOVA Chemicals Corp., 6.5%, 2012 ...........................            130,000                125,938
Rhodia S.A., 8.875%, 2011 ..................................            130,000                133,250
                                                                                         -------------
                                                                                         $   1,984,075
                                                                                         -------------
CONSTRUCTION -- 0.2%
D.R. Horton, Inc., 8%, 2009 ................................       $    185,000          $     197,163
                                                                                         -------------
CONSUMER GOODS & SERVICES -- 0.4%
Church & Dwight Co., Inc., 6%, 2012 ........................       $    175,000          $     172,375
Revlon Consumer Products Corp., 9.5%, 2011 .................            185,000                168,813
                                                                                         -------------
                                                                                         $     341,188
                                                                                         -------------
CONTAINERS -- 0.8%
Crown Americas, 7.75%, 2015 (a) ............................       $    145,000          $     150,075
Owens-Brockway Glass Container, Inc., 8.875%, 2009 .........            160,000                167,000
Owens-Brockway Glass Container, Inc., 8.25%, 2013 ..........            290,000                299,425
Plastipak Holdings, Inc., 8.5%, 2015 (a) ...................             40,000                 40,400
Pliant Corp., 11.125%, 2009 (d) ............................             30,000                 26,700
                                                                                         -------------
                                                                                         $     683,600
                                                                                         -------------
DEFENSE ELECTRONICS -- 0.8%
BAE Systems Holdings, Inc., 5.2%, 2015 (a) .................       $    312,000          $     305,743
L-3 Communications Holdings, Inc., 6.125%, 2014 ............            385,000                381,150
                                                                                         -------------
                                                                                         $     686,893
                                                                                         -------------
ELECTRONICS -- 0.3%
Flectronics International Ltd., 6.5%, 2013 .................       $    235,000          $     238,819
                                                                                         -------------
EMERGING MARKET QUASI-SOVEREIGN -- 2.2%
Gazprom OAO, 9.625%, 2013 ..................................       $    350,000          $     421,750
Gazprom OAO, 8.625%, 2034 (a) ..............................            221,000                279,565
Pemex Project Funding Master Trust, 7.375%, 2014 ...........            191,000                212,201
Pemex Project Funding Master Trust, 8.625%, 2022 ...........            328,000                404,260
Petronas Capital Ltd., 7.875%, 2022 (a) ....................            236,000                295,422
Petronas Capital Ltd., 7.875%, 2022 ........................            190,000                237,840
                                                                                         -------------
                                                                                         $   1,851,038
                                                                                         -------------
EMERGING MARKET SOVEREIGN -- 6.3%
Republic of Argentina, FRN, 4.005%, 2012 ...................       $    419,000          $     321,842
Federal Republic of Brazil, FRN, 5.25%, 2012 ...............            465,714                459,893
Federal Republic of Brazil, 7.875%, 2015 ...................             37,000                 39,405
Federal Republic of Brazil, 8%, 2018 .......................             32,000                 34,528
Federal Republic of Brazil, 8.875%, 2019 ...................            211,000                236,426
Federal Republic of Brazil, FRN, 5.1875%, 2024 .............            216,000                210,330
Republic of Colombia, 6.1422%, 2015 ........................            161,000                164,824
Republic of Korea, 5.58%, 2025 .............................            259,000                261,918
Republic of Panama, 9.375%, 2029 ...........................            262,000                329,465
Republic of Peru, 5%, 2017 .................................            129,360                120,628
Republic of South Africa, 9.125%, 2009 .....................             75,000                 84,094
Republic of South Africa, 8.5%, 2017 .......................            206,000                259,560
Russian Federation, 3%, 2008 ...............................          1,015,000                962,626
Russian Federation, 3%, 2011 ...............................            810,000                722,925
Russian Federation, 11%, 2018 ..............................            147,000                217,575
State of Qatar, 9.75%, 2030 ................................            119,000                181,773
United Mexican States, 6.375%, 2013 ........................             24,000                 25,500
United Mexican States, 8.125%, 2019 ........................            420,000                515,550
                                                                                         -------------
                                                                                         $   5,148,862
                                                                                         -------------
ENERGY -- INDEPENDENT -- 1.7%
Chesapeake Energy Corp., 6.375%, 2015 ......................       $    325,000          $     325,000
Chesapeake Energy Corp., 6.875%, 2016 ......................             35,000                 35,875
Clayton Williams Energy, Inc., 7.75%, 2013 .................            180,000                172,800
Kerr-McGee Corp., 6.95%, 2024 ..............................            321,000                340,479
Newfield Exploration Co., 6.625%, 2014 .....................            165,000                167,888
Pioneer Natural Resource Co., 6.5%, 2008 ...................            157,000                160,425
Plains Exploration & Production Co., 7.125%, 2014 ..........            165,000                170,775
                                                                                         -------------
                                                                                         $   1,373,242
                                                                                         -------------
ENTERTAINMENT -- 1.0%
AMC Entertainment, Inc., 9.5%, 2011 ........................       $    223,000          $     219,376
Loews Cineplex Entertainment Corp., 9%, 2014 ...............            140,000                141,400
Six Flags, Inc., 9.75%, 2013 ...............................            235,000                230,594
Turner Broadcasting System, Inc., 8.375%, 2013 .............            185,000                213,047
                                                                                         -------------
                                                                                         $     804,417
                                                                                         -------------
FINANCIAL INSTITUTIONS -- 0.4%
HSBC Finance Corp., 5.25%, 2011 ............................       $    360,000          $     360,184
                                                                                         -------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 0.4%
Dean Foods Co., 6.625%, 2009 ...............................       $     85,000          $      86,594
Michael Foods, Inc., 8%, 2013 ..............................            195,000                199,875
                                                                                         -------------
                                                                                         $     286,469
                                                                                         -------------
FOREST & PAPER PRODUCTS -- 1.4%
Buckeye Technologies, Inc., 8.5%, 2013 .....................       $    255,000          $     255,000
Graphic Packaging International Corp., 8.5%, 2011 ..........            250,000                250,625
JSG Funding PLC, 7.75%, 2015 ...............................  EUR       220,000                228,359
MDP Acquisitions PLC, 9.625%, 2012 .........................       $    195,000                195,000
Stone Container Corp., 7.375%, 2014 ........................            220,000                200,200
                                                                                         -------------
                                                                                         $   1,129,184
                                                                                         -------------
GAMING & LODGING -- 2.8%
Aztar Corp., 7.875%, 2014 ..................................       $    135,000          $     141,413
Boyd Gaming Corp., 6.75%, 2014 .............................            175,000                173,688
Host Marriott LP, 7.125%, 2013 .............................            220,000                228,800
Host Marriott LP, 6.375%, 2015 .............................            125,000                124,688
Majestic Star Casino, LLC, 9.5%, 2010 ......................             30,000                 31,575
Majestic Star Casino, LLC, 9.75%, 2011 (a) .................             35,000                 35,350
MGM Mirage, Inc., 8.375%, 2011 .............................            450,000                481,500
Pinnacle Inteertainment, Inc., 8.75%, 2013 .................            275,000                292,875
Royal Caribbean Cruises Ltd., 8%, 2010 .....................            230,000                249,807
Scientific Games Corp., 6.25%, 2012 ........................            185,000                181,994
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012 ....            250,000                275,625
Station Casinos, Inc., 6.5%, 2014 ..........................            125,000                126,250
                                                                                         -------------
                                                                                         $   2,343,565
                                                                                         -------------
INDUSTRIAL -- 0.9%
Amsted Industries, Inc., 10.25%, 2011 (a) ..................       $    280,000          $     299,600
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012 ..........            210,000                211,050
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013 .            225,000                178,875
Milacron Escrow Corp., 11.5%, 2011 .........................            105,000                 89,775
                                                                                         -------------
                                                                                         $     779,300
                                                                                         -------------
INSURANCE -- 1.9%
American International Group, Inc., 4.25%, 2013 ............       $    891,000          $     847,456
ING Groep N.V., 5.775% to 2015, FRN to 2049 ................            520,000                527,021
UnumProvident Corp., 7.625%, 2011 ..........................             85,000                 91,673
UnumProvident Finance Co., 6.85%, 2015 (a) .................             85,000                 88,538
                                                                                         -------------
                                                                                         $   1,554,688
                                                                                         -------------
INSURANCE -- PROPERTY & CASUALTY -- 1.1%
Allianz AG, 5.5%, 2049 .....................................  EUR       248,000          $     318,066
AXIS Capital Holdings Ltd., 5.75%, 2014 ....................       $    185,000                185,040
St. Paul Treavelers Cos., Inc., 5.5%, 2015 .................            289,000                291,080
Willis Group North America, Inc., 5.625%, 2015 .............             93,000                 92,964
                                                                                         -------------
                                                                                         $     887,150
                                                                                         -------------
INTERNATIONAL MARKET QUASI-SOVEREIGN -- 0.8%
KfW Bankengruppe, 2.328%, 2007 .............................  EUR       342,000          $     403,828
Landesbank Baden-Wurttemberg, 2.185%, 2007 .................  EUR       112,000                132,471
Landesbank Baden-Wurttemberg, 2.321%, 2007 .................  EUR       105,000                124,172
                                                                                         -------------
                                                                                         $     660,471
                                                                                         -------------
INTERNATIONAL MARKET SOVEREIGN -- 15.0%
Federal Republic of Germany,
  3.5%, 2008 ...............................................  EUR     1,148,000          $   1,377,953
Federal Republic of Germany,
  3.75%, 2015 ..............................................  EUR       312,000                382,377
Federal Republic of Germany,
  6.25%, 2030 ..............................................  EUR        76,000                128,305
Government of Australia, 6.25%, 2015 .......................  EUR       468,000                369,566
Government of New Zealand, 6%, 2008 ........................  EUR       341,000                232,846
Government of New Zealand, 7%, 2009 ........................  NZD     1,297,000                926,604
Government of New Zealand, 6.5%, 2013 ......................  NZD       247,000                174,100
Government of New Zealand, 6%, 2015 ........................  NZD       285,000                198,740
Kingdom of Netherlands, 5.75%, 2007 ........................  EUR       454,000                554,764
Kingdom of Netherlands, 3.75%, 2009 ........................  EUR       536,000                650,010
Kingdom of Spain, 6%, 2008 .................................  EUR       501,000                627,970
Kingdom of Spain, 5.35%, 2011 ..............................  EUR       299,000                394,450
Republic of Austria, 5.5%, 2007 ............................  EUR       528,000                653,425
Republic of Finland, 5.375%, 2013 ..........................  EUR       861,000              1,164,545
Republic of France, 4.75%, 2007 ............................  EUR       954,000              1,159,890
Republic of France, 4.75%, 2012 ............................  EUR        98,000                126,973
Republic of France, 6%, 2025 ...............................  EUR        46,000                 73,266
Republic of Ireland, 4.25%, 2007 ...........................  EUR       974,000              1,179,944
Republic of Ireland, 4.6%, 2016 ............................  EUR        98,000                128,563
United Kingdom Treasury, 5.75%, 2009 .......................  GBP       524,000                951,116
United Kingdom Treasury, 8%, 2015 ..........................  GBP       412,000                934,224
                                                                                         -------------
                                                                                         $  12,389,631
                                                                                         -------------
MACHINERY & TOOLS -- 1.3%
Case Corp., 7.25%, 2016 ....................................       $     35,000          $      32,638
Case New Holland, Inc., 9.25%, 2011 ........................            230,000                246,100
Manitowoc Co., Inc., 10.5%, 2012 ...........................            120,000                133,200
Terex Corp., 9.25%, 2011 ...................................            100,000                106,750
Terex Corp., 10.375%, 2011 .................................            135,000                143,100
Terex Corp., 7.375%, 2014 ..................................            170,000                168,300
United Rentals, Inc., 6.5%, 2012 ...........................            210,000                204,488
                                                                                         -------------
                                                                                         $   1,034,576
                                                                                         -------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 1.2%
AmerisourceBergen Corp., 5.875%, 2015 (a) ..................       $    115,000          $     116,006
Baxter International, Inc., 9.5%, 2008 .....................            164,000                179,586
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015 ...........            160,000                 98,000
DaVita, Inc., 6.625%, 2013 .................................             65,000                 66,138
HCA, Inc., 6.375%, 2015 ....................................            360,000                363,900
Omnicare, Inc., 6.875%, 2015 ...............................             30,000                 30,450
Triad Hospitals, Inc., 7%, 2013 ............................            145,000                145,363
                                                                                         -------------
                                                                                         $     999,443
                                                                                         -------------
METALS & MINING -- 1.2%
Century Aluminum Co., 7.5%, 2014 ...........................       $     85,000          $      83,725
Codelco, Inc., 5.625%, 2035 (a) ............................            235,000                234,500
Foundation PA Coal Co., 7.25%, 2014 ........................             30,000                 31,013
Massey Energy Co., 6.875%, 2013 (a) ........................             85,000                 85,744
Peabody Energy Corp., "B", 6.875%, 2013 ....................            210,000                218,400
U.S. Steel Corp., 9.75%, 2010 ..............................            130,000                141,375
                                                                                         -------------
                                                                                         $   1,016,757
                                                                                         -------------
MORTGAGE BACKED -- 5.8%
Fannie Mae, 5.5%, 2018 - 2035 ..............................       $  3,295,939          $   3,289,921
Fannie Mae, 6.5%, 2032 .....................................            363,193                373,265
Fannie Mae, 6%, 2034 .......................................          1,135,245              1,147,098
                                                                                         -------------
                                                                                         $   4,810,284
                                                                                         -------------
NATURAL GAS -- PIPELINE -- 2.8%
ANR Pipeline Co., 8.875%, 2010 .............................       $     60,000          $      64,123
Atlas Pipeline Partners LP, 8.125%, 2015 (a) ...............             35,000                 35,306
CenterPoint Energy Resources Corp., 7.875%, 2013 ...........            448,000                512,329
El Paso Energy Corp., 7%, 2011 .............................            140,000                138,950
El Paso Energy Corp., 7.75%, 2013 ..........................            265,000                274,938
Enterprise Products Operating LP, 6.375%, 2013 .............             61,000                 63,861
Kinder Morgan Finance Corp., 5.35%, 2011 (a) ...............            362,000                362,518
Southern Natural Gas Co., Inc., 8.875%, 2010 ...............            310,000                331,302
Williams Cos., Inc., 7.125%, 2011 ..........................            470,000                488,213
                                                                                         -------------
                                                                                         $   2,271,540
                                                                                         -------------
NETWORK & TELECOM -- 1.5%
Citizens Communications Co., 9.25%, 2011 ...................       $    382,000          $     421,155
Deutsche Telekom International Finance B.V., 8.5%, 2010 ....            137,000                155,327
Eircom Funding PLC, 8.25%, 2013 ............................            165,000                176,550
MCI, Inc., 8.735%, 2014 ....................................            155,000                171,469
Qwest Corp., 8.875%, 2012 ..................................            105,000                118,388
Telecom Italia Capital, 4.875%, 2010 .......................             60,000                 58,823
Time Warner Telecom Holdings, Inc., 9.25%, 2014 ............            130,000                137,150
                                                                                         -------------
                                                                                         $   1,238,862
                                                                                         -------------
OILS -- 0.4%
Premcor Refining Group, Inc., 7.5%, 2015 ...................       $    310,000          $     330,469
                                                                                         -------------
PRINTING & PUBLISHING -- 1.7%
American Media Operations, Inc., 8.875%, 2011 ..............       $    175,000          $     148,750
Cenveo, Inc., 9.625%, 2012 .................................            213,000                230,040
Dex Media East LLC, 9.875%, 2009 ...........................            245,000                264,906
Dex Media West LLC, 9.875%, 2013 ...........................            283,000                314,130
Lighthouse International Co. S.A., 8%, 2014 (a) ............  EUR       155,000                194,350
MediaNews Group, Inc., 6.875%, 2013 ........................       $    265,000                253,406
                                                                                         -------------
                                                                                         $   1,405,582
                                                                                         -------------
RAILROAD & SHIPPING -- 0.2%
TFM S.A. de C.V., 9.375%, 2012 (a) .........................       $    149,000          $     163,155
                                                                                         -------------
RETAILERS -- 1.0%
Couche-Tard, Inc., 7.5%, 2013 ..............................       $    230,000          $     236,900
GSC Holdings Corp., 8%, 2012 (a) ...........................             90,000                 84,600
Limited Brands, Inc., 5.25%, 2014 ..........................            276,000                260,510
Rite Aid Corp., 8.125%, 2010 ...............................            250,000                254,375
                                                                                         -------------
                                                                                         $     836,385
                                                                                         -------------
SUPERMARKETS -- 0.1%
Safeway, Inc., 4.95%, 2010 .................................       $     56,000          $      54,537
                                                                                         -------------
SUPRANATIONAL -- 0.3%
Central American Bank, 4.875%, 2012 (a) ....................       $    221,000          $     214,409
                                                                                         -------------
TELECOMMUNICATIONS -- WIRELESS -- 2.4%
Alamosa Holdings, Inc., 11%, 2010 ..........................       $    184,000          $     207,460
Americal Movil S.A. de C.V., 5.75%, 2015 ...................            251,000                251,853
American Tower Corp., 7.125%, 2012 .........................            165,000                169,950
Centennial Communications Corp., 10%, 2013 (a) .............             30,000                 30,300
Centennial Communications Corp., 10.125%, 2013 .............            105,000                114,188
Dolphin Telecom PLC, "B", 14%, 2009 (d) ....................            400,00                       0
Nextel Communications, Inc., 5.95%, 2014 ...................            380,000                381,990
Rogers Wireless, Inc., 7.5%, 2015 ..........................            250,000                270,000
Rural Cellular Corp., 9.875%, 2010 .........................            160,000                168,800
U.S. Unwired, Inc., 10%, 2012 ..............................            105,000                118,125
                                                                                         -------------
                                                                                         $   1,947,416
                                                                                         -------------
TOBACCO -- 0.3%
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012 ..........       $    266,000          $     271,320
                                                                                         -------------
TRANSPORTATION -- SERVICES -- 0.3%
Hertz Corp., 8.875%, 2014 (a) ..............................       $     70,000          $      71,313
Stena AB, 7%, 2016 .........................................            110,000                100,650
Westinghouse Air Brake Technologies Corp., 6.875%, 2013 ....             80,000                 80,800
                                                                                         -------------
                                                                                         $     252,763
                                                                                         -------------
U.S. GOVERNMENT AGENCIES -- 3.8%
Fannie Mae, 3.25%, 2006 ....................................       $    450,000          $     446,380
Fannie Mae, 4.25%, 2007 ....................................            750,000                743,240
Small Business Administration, 4.34%, 2024 .................            236,829                227,535
Small Business Administration, 4.77%, 2024 .................            311,746                307,323
Small Business Administration, 5.18%, 2024 .................            581,915                586,294
Small Business Administration, 4.625%, 2025 ................            219,774                214,212
Small Business Administration, 4.86%, 2025 .................            392,380                388,197
Small Business Administration, 5.11%, 2025 .................            195,000                195,414
                                                                                         -------------
                                                                                         $   3,108,595
                                                                                         -------------
U.S. TREASURY OBLIGATIONS -- 4.1%
U.S. Treasury Notes, 3.25%, 2008 ...........................       $  1,700,000          $   1,652,919
U.S. Treasury Notes, 4.125%, 2015 ..........................            121,000                118,348
U.S. Treasury Notes, 4.25%, 2015 ...........................            270,000                266,509
U.S. Treasury Notes, TIPS, 0.875%, 2010 ....................            180,834                171,912
U.S. Treasury Notes, TIPS, 3%, 2012 ........................            217,119                229,569
U.S. Treasury Notes, TIPS, 2%, 2014 ........................            692,106                688,240
U.S. Treasury Notes, TIPS, 1.625%, 2015 ....................            229,482                221,082
                                                                                         -------------
                                                                                         $   3,348,579
                                                                                         -------------
UTILITIES -- ELECTRIC POWER -- 5.5%
AES Corp., 9%, 2015 (a) ....................................       $    295,000          $     323,025
Allegheny Energy Supply Co., LLC, 8.25%, 2012 (a) ..........            410,000                462,275
Beaver Valley Funding Corp., 9%, 2017 ......................            424,000                486,358
CMS Energy Corp., 8.5%, 2011 ...............................            300,000                326,625
DPL, Inc., 6.875%, 2011 ....................................             81,000                 85,354
Duke Capital Corp., 8%, 2019 ...............................            164,000                195,742
Dynegy Holdings, Inc., 9.875%, 2010 (a) ....................            190,000                208,288
Empresa Nacional de Electricidad S.A., 8.35%, 2013 .........             26,000                 29,612
Enersis S.A., 7.375%, 2014 .................................            363,000                390,452
FirstEnergy Corp., 6.45%, 2011 .............................            207,000                219,419
HQI Transelec Chile S.A., 7.875%, 2011 .....................            290,000                320,921
Midland Funding II, 13.25%, 2006 ...........................             55,374                 57,350
Mirant North America LLC, 7.375%, 2013 (a) .................             90,000                 91,013
MSW Energy Holdings LLC, 7.375%, 2010 ......................            165,000                169,538
NorthWestern Corp., 5.875%, 2014 ...........................            165,000                165,310
NRG Energy, Inc., 8%, 2013 .................................            129,000                143,835
Texas Genco LLC, 6.875%, 2014 (a) ..........................            385,000                416,763
TXU Corp., 5.55%, 2014 .....................................            425,000                403,680
                                                                                         -------------
                                                                                         $   4,495,560
                                                                                         -------------
    Total Bonds (Identified Cost, $79,177,804) ...............................           $  79,709,083
                                                                                         -------------
CONVERTIBLE PREFERRED STOCK -- 0.2%

AUTOMOTIVE -- 0.2%
Ford Motor Co. Capital Trust II, 6.5% ......................              3,353          $      92,543
General Motors Corp., 5.25% ................................              5,200                 77,480
                                                                                         -------------
    Total Convertible Preferred Stocks
      (Identified Cost, $262,280) ............................................           $     170,023
                                                                                         -------------
PREFERRED STOCK -- 0.0%
REAL ESTATE -- 0%
HRPT Properties Trust, "B", 8.75%
  (Identified Cost, $17,094) ...............................                625          $      16,188
                                                                                         -------------
CONVERTIBLE BOND -- 0.1%
TELECOMMUNICATIONS -- WIRELESS -- 0.1%
Nextel Communications, Inc., 5.25%, 2010
  (Identified Cost, $96,383) ...............................       $    100,000          $      99,875
                                                                                         -------------
SHORT-TERM OBLIGATION -- 0.9%
General Electric Capital Corp., 4.2%,
  due 1/03/06, at Amortized Cost(y) ........................       $    742,000          $     741,827
                                                                                         -------------
    Total Investments
      (Identified Cost, $80,295,388) (k) .....................................           $  80,736,996
                                                                                         -------------
OTHER ASSETS,
  LESS LIABILITIES -- 2.0% ...................................................               1,613,399
                                                                                         -------------
    Net Assets -- 100.0% .....................................................           $  82,350,395
                                                                                         =============
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

                                                                                         Net Unrealized
        Contracts to                                                     Contracts        Appreciation
       Deliver/Receive          Settlement Date     In Exchange For       at Value       (Depreciation)
SALES
  AUD            250,020         2/06/06 - 2/07/06          $186,188          $183,265          $2,923
  EUR          6,736,329         1/23/06 - 2/21/06         7,915,975         7,991,561         (75,586)
  GBP          1,077,232                   1/31/06         1,917,453         1,851,339          66,114
  NZD          2,252,628                   2/07/06         1,590,570         1,531,577          58,993
                                                         -----------       -----------         -------
                                                         $11,610,186       $11,557,742         $52,444
                                                         ===========       ===========         =======

PURCHASES
  AUD             28,083                   2/07/06           $20,491           $20,584             $93
  CAD            109,350                   1/18/06            94,550            94,069            (481)
  DKK             81,234                   1/17/06            12,833            12,892              59
  EUR          1,151,585         1/23/06 - 2/21/06         1,370,252         1,364,757          (5,495)
  NOK          2,254,956                   1/17/06           338,649           334,264          (4,385)
                                                         -----------       -----------         -------
                                                          $1,836,775        $1,826,566        $(10,209)
                                                         ===========       ===========         =======

At December 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $6,957 with Merrill Lynch International.

CREDIT DEFAULT SWAPS

                                 Notional Principal                                          Unrealized
                                     Amount of                                              Appreciation
       Expiration                     Contract          Description                        (Depreciation)
    December 20, 2012                 $310,000          Agreement between the series           $(52)
                                                        and Merrill Lynch Capital
                                                        Services to exchange the
                                                        credit risk of Bear Stearns
                                                        Co. Inc. As a buyer of
                                                        protection, the series agrees
                                                        to pay Merrill Lynch quarterly
                                                        at a fixed annual rate of
                                                        0.30% of the notional amount
                                                        of $310,000 until maturity on
                                                        December 20, 2012. If Bear
                                                        Stearns Co., Inc. experiences
                                                        one of the following credit
                                                        events: bankruptcy, failure to
                                                        pay, or a restructuring, the
                                                        series would then purchase
                                                        $310,000 par of Bear Stearns
                                                        bonds at the post credit event
                                                        market price, and then deliver
                                                        those bonds to Merrill Lynch, who
                                                        in turn would deliver $310,000
                                                        in cash to the series.

At December 31, 2005, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

PORTFOLIO FOOTNOTES:
(n) Non-income producing security.
(d) Non-income producing security - in default.
(a) SEC Rule 144A restriction.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section
    4(2) of the Securities Act of 1933.
(i) Interest only security for which the series receives interest on notional principal (Par amount).
    Par amount shown is the notional principal and does not reflect the cost of the security.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(p) Payment-in-kind security.
(k) As of December 31, 2005, Emerging Markets Equity Series had 14 securities representing $16,353,946 and 17.5% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
(k) As of December 31, 2005, Global Total Return Series had five securities representing $3,567,941 and 2.0% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
(k) As of December 31, 2005, High Yield Series had 11 securities representing $0 of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
(k) As of December 31, 2005, International Value Series had 11 securities representing $7,700,126 and
    6.4% of net assets that were fair valued in accordance with the policies adopted by the Board of
    Trustees.
(k) As of December 31, 2005, Strategic Income Series had one security representing $0 of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
(r) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.
    Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. High Yield Series holds the following restricted security:
                                                                                           Current           Total
                                                     Acquisition       Acquisition         Market            % of
Security                                                 Date              Cost             Value         Net Assets
Airplane Pass-Through Trust, "D", 10.875%, 2019 ..     3/13/96           $691,390            $0              0.0%

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated
in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD     Australian Dollar       GBP    British Pound
CAD     Canadian Dollar         JPY    Japanese Yen
CHF     Swiss Franc             NOK    Norwegian Krone
DKK     Danish Krone            NZD    New Zealand Dollar
EUR     Euro                    SEK    Swedish Krona

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR     American Depository Receipt
GDR     Global Depository Receipt
FRN     Floating Rate Note. The interest rate is the rate in effect as of period end.
TIPS    Treasury Inflation Protected Security
STRIPS  Separate Trading of Registered Interest and Principal of Securities.

Insurers

FSA     Financial Security Assurance Inc.
MBIA    MBIA Insurance Corp.

                                  See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES -- December 31, 2005

                                                                   Emerging         Global        Global Total    Government
                                                      Bond          Markets       Governments       Return        Securities
                                                     Series      Equity Series       Series          Series         Series
                                                   ----------      ----------      ----------      ----------     ----------
Assets:
  Investments --
  Unaffiliated issuers, at identified cost ......  $215,681,825    $ 77,335,298    $ 52,569,863    $172,044,397   $659,599,667
  Unrealized appreciation (depreciation) ........       929,447      24,499,248        (874,205)     17,654,487        215,456
                                                   ------------    ------------    ------------    ------------   ------------
    Total investments, at value (including
      securities loaned of $--, $8,601,520,
      $--, $12,294,990 and $--, respectively) ...  $216,611,272    $101,834,546    $ 51,695,658    $189,698,884   $659,815,123

Cash ............................................        36,746           6,185          12,787           9,739           --
Foreign currency, at value (identified cost,
  $--, $287,088, $--, $-- and $--,
  respectively) .................................          --           291,931            --              --             --
Receivable for forward foreign currency
  exchange contracts ............................          --              --           329,486         418,183           --
Receivable for forward foreign currency
  exchange contracts subject to master
  netting agreements ............................          --              --             7,389            --             --
Receivable for daily variation margin on
  open futures contracts ........................          --              --             8,161           8,161           --
Receivable for investments sold .................          --              --              --             5,041           --
Receivable for series shares sold ...............        61,684          36,384             134           6,565        235,332
Interest and dividends receivable ...............     2,921,507         143,252         627,173         995,240      7,340,044
Other assets ....................................          --               159            --              --            2,547
                                                   ------------    ------------    ------------    ------------   ------------
    Total assets ................................  $219,631,209    $102,312,457    $ 52,680,788    $191,141,813   $667,393,046
                                                   ============    ============    ============    ============   ============
Liabilities:
  Payable for forward foreign currency
    exchange contracts ..........................           $--             $--    $    122,899    $    116,271            $--
  Payable for forward foreign currency
    exchange contracts subject to master
    netting agreements ..........................          --              --              --            14,107           --
  Payable to custodian ..........................          --              --              --              --           14,163
  Payable for daily variation margin on open
    futures contracts ...........................          --              --              --              --            9,141
  Payable for investments purchased .............          --           109,845            --            30,920           --
  Payable for series shares reacquired ..........        93,656              54          48,096          51,294        396,240
  Collateral for securities loaned, at value ....          --         8,807,065            --        12,901,792           --
  Payable to affiliates --
    Management fee ..............................         7,244           5,365           2,191           7,340         20,128
    Distribution fee ............................         1,045             145              59             230          3,302
    Administrative services fee .................           192              82              46             156            584
  Accrued expenses and other liabilities ........        73,214          92,455          66,373          79,276         81,416
                                                   ------------    ------------    ------------    ------------   ------------
      Total liabilities .........................  $    175,351    $  9,015,011    $    239,664    $ 13,201,386   $    524,974
                                                   ------------    ------------    ------------    ------------   ------------
Net assets ......................................  $219,455,858    $ 93,297,446    $ 52,441,124    $177,940,427   $666,868,072
                                                   ============    ============    ============    ============   ============
Net assets consist of:
  Paid-in capital ...............................  $207,528,319    $ 52,502,242    $ 53,498,030    $157,057,747   $649,827,050
  Unrealized appreciation (depreciation) on
    investments and translation of assets and
    liabilities in foreign currencies (net of
    deferred country tax of $--, $48,805, $--,
    $--, and $--, respectively) .................       929,447      24,453,758        (667,242)     17,932,076        162,666
  Accumulated undistributed net realized gain
    (loss) on investments and foreign currency
    transactions ................................    (1,530,821)     15,296,157          66,300       1,845,716    (15,081,600)
  Undistributed (distributions in excess of)
    net investment income .......................    12,528,913       1,045,289        (455,964)      1,104,888     31,959,956
                                                   ------------    ------------    ------------    ------------   ------------
      Total .....................................  $219,455,858    $ 93,297,446    $ 52,441,124    $177,940,427   $666,868,072
                                                   ============    ============    ============    ============   ============
Net Assets:
  Initial Class .................................  $143,679,563    $ 82,803,918    $ 48,202,784    $161,143,079   $425,739,687
  Service Class .................................    75,776,295      10,493,528       4,238,340      16,797,348    241,128,385
                                                   ------------    ------------    ------------    ------------   ------------
      Total .....................................  $219,455,858    $ 93,297,446    $ 52,441,124    $177,940,427   $666,868,072
                                                   ============    ============    ============    ============   ============
Shares of beneficial interest outstanding:
  Initial Class .................................    12,600,134       3,791,645       4,686,641       9,674,687     33,157,195
  Service Class .................................     6,687,403         483,379         414,780       1,014,325     18,875,765
                                                   ------------    ------------    ------------    ------------   ------------
      Total .....................................    19,287,537       4,275,024       5,101,421      10,689,012     52,032,960
                                                   ============    ============    ============    ============   ============

  Initial Class
    Net asset value per share
      (net assets / shares of beneficial
      interest outstanding) .....................  $      11.40    $      21.84    $      10.29    $      16.66   $      12.84
                                                   ============    ============    ============    ============   ============
  Service Class
    Net asset value per share
      (net assets / shares of beneficial
      interest outstanding) .....................  $      11.33    $      21.71    $      10.22    $      16.56   $      12.77
                                                   ============    ============    ============    ============   ============

                                                 See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES -- December 31, 2005 -- continued

                                                      High         International      Money         Strategic
                                                      Yield            Value          Market          Income
                                                      Series          Series          Series          Series
                                                   ------------    ------------    ------------    ------------
Assets:
  Investments --
    Unaffiliated issuers, at identified cost ....  $362,595,538    $120,675,319    $358,701,604    $ 80,295,388
    Unrealized appreciation (depreciation) ......    (3,055,872)     20,679,626            --           441,608
                                                   ------------    ------------    ------------    ------------
      Total investments, at value (including
        securities loaned of $--, $21,479,357,
        $--, and $--, respectively) .............  $359,539,666    $141,354,945    $358,701,604    $ 80,736,996

  Cash ..........................................     2,760,467          14,102              81         514,431
  Foreign currency, at value (identified cost,
    $--, $578,080, $-- and $787, respectively) ..          --           553,975            --               787
  Receivable for forward foreign currency
    exchange contracts ..........................          --              --              --           131,335
  Receivable for forward foreign currency
    exchange contracts subject to master
    netting agreements ..........................             7            --              --             6,957
  Receivable for investments sold ...............       307,605            --              --           627,239
  Receivable for series shares sold .............        75,870            --         6,293,772              64
  Interest and dividends receivable .............     6,345,416         154,186           7,533       1,250,537
  Receivable from investment adviser ............          --              --             1,471            --
  Other assets ..................................         1,810             338           2,373            --
                                                   ------------    ------------    ------------    ------------
      Total assets ..............................  $369,030,841    $142,077,546    $365,006,834    $ 83,268,346
                                                   ============    ============    ============    ============
Liabilities:
  Payable for forward foreign currency
    exchange contracts ..........................  $     54,594             $--             $--    $     89,100
  Payable for investments purchased .............     1,340,315          13,256            --           668,230
  Payable for series shares reacquired ..........       187,092          52,685          12,343          97,855
  Collateral for securities loaned, at value ....          --        22,502,606            --              --
  Unrealized depreciation on credit default
    swaps .......................................          --              --              --                52
  Payable to affiliates --
    Management fee ..............................        15,100           5,940          14,666           3,358
    Distribution fee ............................         1,523             152           2,409             310
    Administrative services fee .................           322             105             313              72
  Accrued expenses and other liabilities ........        84,525          90,761          61,434          58,974
                                                   ------------    ------------    ------------    ------------
      Total liabilities .........................  $  1,683,471    $ 22,665,505    $     91,165    $    917,951
                                                   ------------    ------------    ------------    ------------
Net assets ......................................  $367,347,370    $119,412,041    $364,915,669    $ 82,350,395
                                                   ============    ============    ============    ============
Net assets consist of:
  Paid-in capital ...............................  $455,951,691    $ 83,289,340    $364,914,998    $ 77,404,662
  Unrealized appreciation (depreciation) on
    investments and translation of assets and
    liabilities in foreign currencies (net of
    deferred country tax of $--, $21,837, $--,
    and $--, respectively) ......................    (3,110,495)     20,633,029            --           485,830
  Accumulated undistributed net realized gain
    (loss) on investments and foreign currency
    transactions ................................  (114,559,008)     13,842,572          (1,174)         49,242
  Undistributed net investment income ...........    29,065,182       1,647,100           1,845       4,410,661
                                                   ------------    ------------    ------------    ------------
      Total .....................................  $367,347,370    $119,412,041    $364,915,669    $ 82,350,395
                                                   ============    ============    ============    ============
Net Assets:
  Initial Class .................................  $255,999,134    $108,418,481    $241,683,624    $ 59,707,318
  Service Class .................................   111,348,236      10,993,560     123,232,045      22,643,077
                                                   ------------    ------------    ------------    ------------
      Total .....................................  $367,347,370    $119,412,041    $364,915,669    $ 82,350,395
                                                   ============    ============    ============    ============
Shares of beneficial interest outstanding:
  Initial Class .................................    37,467,861       6,235,718     241,683,624       5,574,862

  Service Class .................................    16,401,657         634,690     123,232,045       2,127,790
                                                   ------------    ------------    ------------    ------------
      Total .....................................    53,869,518       6,870,408     364,915,669       7,702,652
                                                   ============    ============    ============    ============
  Initial Class
    Net asset value per share
      (net assets / shares of beneficial
      interest outstanding) .....................  $       6.83    $      17.39    $       1.00    $      10.71
                                                   ============    ============    ============    ============
  Service Class
    Net asset value per share
      (net assets / shares of beneficial
      interest outstanding) .....................  $       6.79    $      17.32    $       1.00    $      10.64
                                                   ============    ============    ============    ============

                                        See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS --Year Ended December 31, 2005

                                                                    Emerging         Global        Global Total    Government
                                                       Bond          Markets       Governments        Return       Securities
                                                      Series      Equity Series      Series           Series         Series
                                                   ------------    ------------    ------------    ------------   ------------
Net investment income:
  Income --
    Interest ....................................  $ 13,201,708    $     29,603    $  2,209,691    $  2,582,709   $ 34,203,044
    Dividends ...................................          --         2,336,851            --         3,161,955           --
    Income on securities loaned .................          --            11,544            --            46,541           --
    Foreign taxes withheld ......................          --          (230,706)         (1,581)       (209,387)          --
                                                   ------------    ------------    ------------    ------------   ------------
      Total investment income ...................  $ 13,201,708    $  2,147,292    $  2,208,110    $  5,581,818   $ 34,203,044
                                                   ------------    ------------    ------------    ------------   ------------
  Expenses --
    Management fee ..............................  $  1,371,235    $    773,809    $    455,073    $  1,351,021   $  3,789,826
    Distribution fee ............................       188,739          19,491          11,506          38,778        562,725
    Administrative services fee .................        40,214          13,125          10,639          31,817        121,458
    Independent trustees' compensation ..........        25,874           9,067           6,511          20,511         65,247
    Custodian fee ...............................       105,265          89,019          72,261         170,300        220,917
    Printing ....................................        25,255          10,290          13,232          24,686         55,069
    Auditing fees ...............................        55,632          45,427          54,758          56,210         48,876
    Legal fees ..................................         7,061           6,699           6,892           4,214          7,210
    Miscellaneous ...............................        24,634          10,696           8,185           4,484         72,252
                                                   ------------    ------------    ------------    ------------   ------------
      Total expenses ............................  $  1,843,909    $    977,623    $    639,057    $  1,702,021   $  4,943,580
    Fees paid indirectly ........................        (6,854)         (4,479)         (1,304)         (4,621)       (20,778)
    Reduction of expenses by investment adviser .          --              --           (19,764)           --             --
                                                   ------------    ------------    ------------    ------------   ------------
      Net expenses ..............................  $  1,837,055    $    973,144    $    617,989    $  1,697,400   $  4,922,802
                                                   ------------    ------------    ------------    ------------   ------------
  Net investment income .........................  $ 11,364,653    $  1,174,148    $  1,590,121    $  3,884,418   $ 29,280,242
                                                   ============    ============    ============    ============   ============

Realized and unrealized gain (loss) on
    investments and foreign currency  transactions:
  Realized gain (loss) (identified cost
    basis) --
    Investment transactions .....................  $  1,451,127    $ 15,472,646    $  2,241,041    $ 15,972,417   $ (3,008,636)
    Futures contracts ...........................        42,267          47,235          11,342          10,227        514,430
    Foreign currency transactions ...............        (2,478)       (141,785)     (1,989,103)     (2,469,170)          --
                                                   ------------    ------------    ------------    ------------   ------------

      Net realized gain (loss) on investments
        and foreign currency transactions .......  $  1,490,916    $ 15,378,096    $    263,280    $ 13,513,474   $ (2,494,206)
                                                   ------------    ------------    ------------    ------------   ------------
  Change in unrealized appreciation
    (depreciation) --
    Investments (net of $--, $48,805, $--,
      $--, and $-- increase in deferred
      country tax, respectively) ................  $ (8,985,735)   $  7,480,749    $ (6,662,738)   $(10,932,934)  $(12,233,753)
    Futures contracts ...........................        39,198            --            31,802          17,146        375,470
    Translation of assets and liabilities
      in foreign currencies .....................        (6,949)         (4,123)        123,160         186,270           --
                                                   ------------    ------------    ------------    ------------   ------------

      Net unrealized gain (loss) on investments
        and foreign currency translation ........  $ (8,953,486)   $  7,476,626    $ (6,507,776)   $(10,729,518)  $(11,858,283)
                                                   ------------    ------------    ------------    ------------   ------------

        Net realized and unrealized gain
          (loss) on investments and foreign
          currency ..............................  $ (7,462,570)   $ 22,854,722    $ (6,244,496)   $  2,783,956   $(14,352,489)
                                                   ------------    ------------    ------------    ------------   ------------
        Change in net assets from operations ....  $  3,902,083    $ 24,028,870    $ (4,654,375)   $  6,668,374   $ 14,927,753
                                                   ============    ============    ============    ============   ============

                                            See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS  -- Year Ended December 31, 2005 -- continued
                                                      High         International       Money       Strategic
                                                     Yield             Value           Market       Income
                                                     Series           Series          Series         Series
                                                   ------------    ------------    ------------    ------------
Net investment income:
  Income --
    Interest ....................................  $ 30,345,361    $     93,825    $ 12,137,751    $  5,422,125
    Dividends ...................................       347,967       3,030,297            --            12,264
    Income on securities loaned .................          --           138,774            --              --
    Foreign taxes withheld ......................        (4,348)       (268,289)           --            (1,698)
                                                   ------------    ------------    ------------    ------------
      Total investment income ...................  $ 30,688,980    $  2,994,607    $ 12,137,751    $  5,432,691
                                                   ------------    ------------    ------------    ------------
  Expenses --
    Management fee ..............................  $  2,905,993    $    962,262    $  1,853,071    $    647,885
    Distribution fee ............................       262,624          22,315         267,719          58,144
    Administrative services fee .................        67,944          19,015          63,079          15,201
    Trustees' compensation ......................        43,689          11,073          38,124          12,364
    Custodian fee ...............................       178,656         141,111         130,004          82,120
    Printing ....................................        47,070          15,166          56,294          10,809
    Auditing fees ...............................        54,349          46,086          30,393          43,551
    Legal fees ..................................         7,027           6,280           7,058           7,191
    Miscellaneous ...............................        32,887          13,678          39,858          13,937
                                                   ------------    ------------    ------------    ------------
      Total expenses ............................  $  3,600,239    $  1,236,986    $  2,485,600    $    891,202
    Fees paid indirectly ........................       (21,981)         (2,475)         (6,778)         (3,360)
    Reduction of expenses by investment adviser .          --              --            (2,087)           --
                                                   ------------    ------------    ------------    ------------
      Net expenses ..............................  $  3,578,258    $  1,234,511    $  2,476,735    $    887,842
                                                   ------------    ------------    ------------    ------------
  Net investment income .........................  $ 27,110,722    $  1,760,096    $  9,661,016    $  4,544,849
                                                   ============    ============    ============    ============
Realized and unrealized gain (loss) on
    investments and foreign currency  transactions:
  Realized gain (loss) (identified cost basis) --
    Investment transactions (net of country
    tax of $--, $8,458, $--, and $--,
    respectively) ...............................  $  1,025,152    $ 14,403,559    $        (61)   $  1,487,382
    Futures contracts ...........................          --              --              --          (162,240)
    Foreign currency transactions ...............       689,160         (95,710)           --           226,123
                                                   ------------    ------------    ------------    ------------
      Net realized gain (loss) on investments
        and  foreign currency transactions ......  $  1,714,312    $ 14,307,849    $        (61)   $  1,551,265
                                                   ------------    ------------    ------------    ------------
  Change in unrealized appreciation
    (depreciation) --
    Investments (net of $--, $7,975, $--,
      and $-- increase in deferred country
      tax, respectively) ........................  $(21,281,574)   $   (539,578)            $--    $ (5,150,871)
    Futures contracts ...........................          --              --              --            74,336
    Swap transactions ...........................          --              --              --               (52)
    Translation of assets and liabilities in
      foreign currencies ........................       311,444         (31,797)           --           470,123
                                                                   ============    ============    ============
        Net realized and unrealized gain
          (loss) on investments and foreign
          currency ..............................  $(19,255,818)   $ 13,736,474    $        (61)   $ (3,055,199)
                                                   ------------    ------------    ------------    ------------
        Change in net assets from operations ....  $  7,854,904    $ 15,496,570    $  9,660,955    $  1,489,650
                                                   ============    ============    ============    ============

                                       See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS  -- Year Ended December 31, 2005

                                                                     Emerging         Global        Global Total    Government
                                                      Bond            Markets       Governments       Return       Securities
                                                     Series        Equity Series       Series         Series         Series
                                                   ------------    ------------    ------------    ------------   ------------
Changes in net assets:
From operations:
    Net investment income .......................  $ 11,364,653    $  1,174,148    $  1,590,121    $  3,884,418   $ 29,280,242
    Net realized gain (loss) on investments
      and foreign currency transactions .........     1,490,916      15,378,096         263,280      13,513,474     (2,494,206)
    Net unrealized gain (loss) on investments
      and foreign currency translation ..........    (8,953,486)      7,476,626      (6,507,776)    (10,729,518)   (11,858,283)
                                                   ------------    ------------    ------------    ------------   ------------
Change in net assets from operations ............  $  3,902,083    $ 24,028,870    $ (4,654,375)   $  6,668,374   $ 14,927,753
                                                   ------------    ------------    ------------    ------------   ------------
Distributions declared to shareholders:
    From net investment income (Initial Class) ..  $ (9,411,635)   $   (448,328)   $ (5,969,201)   $ (6,966,176)  $(21,947,118)
    From net investment income (Service Class) ..    (4,408,284)        (39,696)       (477,244)       (589,331)    (9,752,762)
    From net realized gain on investments
      and foreign currency transactions
      (Initial Class) ...........................    (2,642,743)       (243,293)       (328,895)    (10,281,639)          --
    From net realized gain on investments
      and foreign currency transactions
      (Service Class) ...........................    (1,287,828)        (29,086)        (26,977)       (916,598)          --
                                                   ------------    ------------    ------------    ------------   ------------
      Total distributions declared to
        shareholders ............................  $(17,750,490)   $   (760,403)   $ (6,802,317)   $(18,753,744)  $(31,699,880)
                                                   ------------    ------------    ------------    ------------   ------------
Change in net assets from series share
      transactions ..............................  $ (4,494,371)   $  5,833,884    $ (3,041,599)   $  9,531,704   $(14,464,265)
                                                   ------------    ------------    ------------    ------------   ------------
      Total change in net assets ................  $(18,342,778)   $ 29,102,351    $(14,498,291)   $ (2,553,666)  $(31,236,392)
Net Assets:
  At beginning of period ........................   237,798,636      64,195,095      66,939,415     180,494,093    698,104,464
                                                   ------------    ------------    ------------    ------------   ------------
  At end of period ..............................  $219,455,858    $ 93,297,446    $ 52,441,124    $177,940,427   $666,868,072
                                                   ============    ============    ============    ============   ============

Undistributed (distributions in excess of)
  net investment income included in net assets
  at end of period ..............................  $ 12,528,913    $  1,045,289    $   (455,964)   $  1,104,888   $ 31,959,956
                                                   ============    ============    ============    ============   ============

                                                     High          International       Money        Strategic
                                                     Yield            Value           Market          Income
                                                     Series           Series          Series          Series
                                                   ------------    ------------    ------------    ------------
Changes in net assets:
From operations:
    Net investment income .......................  $ 27,110,722    $  1,760,096    $  9,661,016    $  4,544,849
    Net realized gain (loss) on investments
      and foreign currency  transactions ........     1,714,312      14,307,849             (61)      1,551,265
    Net unrealized gain (loss) on investments
      and foreign currency translation ..........   (20,970,130)       (571,375)           --        (4,606,464)
                                                   ------------    ------------    ------------    ------------
    Change in net assets from operations ........  $  7,854,904    $ 15,496,570    $  9,660,955    $  1,489,650
                                                   ------------    ------------    ------------    ------------
Distributions declared to shareholders:
    From net investment income (Initial Class) ..  $(23,882,264)   $ (1,083,122)   $ (6,992,613)   $ (4,482,176)
    From net investment income (Service Class) ..    (8,025,309)        (78,002)     (2,668,342)     (1,550,120)
    From net realized gain on investments
      and foreign currency transactions
     (Initial Class) ............................          --        (1,914,712)           --          (584,605)
    From net realized gain on investments and
      foreign currency transactions
      (Service Class) ...........................          --          (162,463)           --          (210,297)
                                                   ------------    ------------    ------------    ------------
      Total distributions declared to
       shareholders .............................  $(31,907,573)   $ (3,238,299)   $ (9,660,955)   $ (6,827,198)
                                                   ------------    ------------    ------------    ------------
Change in net assets from series share
    transactions ................................  $(38,167,173)   $ 15,353,050    $ (5,463,894)   $ (2,744,135)
                                                   ------------    ------------    ------------    ------------
Total change in net assets ......................  $(62,219,842)   $ 27,611,321    $ (5,463,894)   $ (8,081,683)
Net Assets:
    At beginning of period ......................   429,567,212      91,800,720     370,379,563      90,432,078
                                                   ------------    ------------    ------------    ------------
    At end of period ............................  $367,347,370    $119,412,041    $364,915,669    $ 82,350,395
                                                   ============    ============    ============    ============
Undistributed net investment income included
    in net assets at end of period ..............  $ 29,065,182    $  1,647,100    $      1,845    $  4,410,661
                                                   ============    ============    ============    ============

                                          See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS  -- Year Ended December 31, 2004

                                                                     Emerging         Global       Global Total    Government
                                                       Bond          Markets       Governments        Return       Securities
                                                      Series      Equity Series       Series          Series         Series
                                                   ------------    ------------    ------------    ------------   ------------
Changes in net assets:
From operations:
    Net investment income .......................  $ 12,371,941    $    719,523    $  1,648,941    $  3,283,850   $ 30,027,467
    Net realized gain (loss) on investments
      and foreign currency transactions .........     5,203,484       7,520,252       5,314,944      18,517,241      4,868,672
    Net unrealized gain (loss) on investments
      and foreign currency translation ..........    (3,066,881)      5,362,164        (840,981)      5,149,021     (7,866,609)
                                                   ------------    ------------    ------------    ------------   ------------
Change in net assets from operations ............  $ 14,508,544    $ 13,601,939    $  6,122,904    $ 26,950,112   $ 27,029,530
                                                   ------------    ------------    ------------    ------------   ------------
Distributions declared to shareholders:
    From net investment income (Initial Class) ..  $(10,988,097)   $   (506,672)   $ (7,801,714)   $ (3,877,428)  $(30,916,358)
    From net investment income (Service Class) ..    (4,202,427)        (46,618)       (606,872)       (295,362)    (9,878,792)
    From net realized gain on investments and
      foreign currency transactions
      (Initial Class) ...........................    (2,635,514)           --              --              --             --
    From net realized gain on investments
      and foreign currency transactions
      (Service Class) ...........................    (1,037,911)           --              --              --             --
                                                   ------------    ------------    ------------    ------------   ------------
Total distributions declared to shareholders ....  $(18,863,949)   $   (553,290)   $ (8,408,586)   $ (4,172,790)  $(40,795,150)
                                                   ------------    ------------    ------------    ------------   ------------
Change in net assets from series share
   transactions .................................  $(23,671,454)   $   (671,282)   $ (3,602,597)   $(10,503,036)  $(89,973,097)
                                                   ------------    ------------    ------------    ------------   ------------
Total change in net assets ......................  $(28,026,859)   $ 12,377,367    $ (5,888,279)   $ 12,274,286   $(103,738,717)
Net Assets:
  At beginning of period ........................   265,825,495      51,817,728      72,827,694     168,219,807    801,843,181
                                                   ------------    ------------    ------------    ------------   ------------
  At end of period ..............................  $237,798,636    $ 64,195,095    $ 66,939,415    $180,494,093   $698,104,464
                                                   ============    ============    ============    ============   ============

Undistributed net investment income included
    in net assets at end of period ..............  $ 13,818,923    $    462,646    $  4,525,297    $  5,559,844   $ 31,698,731
                                                   ============    ============    ============    ============   ============

                                                      High        International       Money           Strategic
                                                      Yield           Value           Market            Income
                                                     Series           Series          Series            Series
                                                   ------------    ------------    ------------    ------------
Changes in net assets:
From operations:
    Net investment income .......................  $ 30,573,872    $  1,114,869    $  3,275,930    $  4,995,747
    Net realized gain (loss) on investments
      and foreign currency transactions .........       938,873      10,143,940            --         1,958,594
    Net unrealized gain (loss) on investments
      and foreign currency translation ..........     5,453,005       7,944,729            --          (254,509)
    Net increase from payments by affiliates
      for losses realized on the disposal
      of investments in violation of
      restrictions ..............................          --            11,832            --              --
                                                   ------------    ------------    ------------    ------------
Change in net assets from operations ............  $ 36,965,750    $ 19,215,370    $  3,275,930    $  6,699,832
                                                   ------------    ------------    ------------    ------------
Distributions declared to shareholders:
    From net investment income (Initial Class) ..  $(25,517,531)   $   (505,289)   $ (2,750,581)   $ (3,174,021)
    From net investment income (Service Class) ..    (6,394,985)        (37,595)       (525,349)     (1,403,154)
                                                   ------------    ------------    ------------    ------------
Total distributions declared to shareholders ....  $(31,912,516)   $   (542,884)   $ (3,275,930)   $ (4,577,175)
                                                   ------------    ------------    ------------    ------------
Change in net assets from series share
   transactions .................................  $(34,624,125)   $  7,374,782    $(105,154,375)  $   (245,132)
                                                   ------------    ------------    ------------    ------------
Total change in net assets ......................  $(29,570,891)   $ 26,047,268    $(105,154,375)  $  1,877,525)
Net Assets:
   At beginning of period .......................   459,138,103      65,753,452      475,533,93     888,554,553
                                                   ------------    ------------    ------------    ------------
   At end of period .............................  $429,567,212    $ 91,800,720    $370,379,563    $ 90,432,078
                                                   ============    ============    ============    ============
Undistributed net investment income included
   in net assets at end of period ...............  $ 31,675,554    $  1,100,210             $--    $  4,838,371
                                                   ============    ============    ============    ============

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                                    Bond Series
                                                   ---------------------------------------------------------------------------
                                                                             Years Ended December 31,
                                                   ---------------------------------------------------------------------------
                                                       2005            2004           2003             2002           2001
INITIAL CLASS SHARES                               ------------    ------------    ------------    ------------   ------------

Net asset value, beginning of period ............  $      12.15    $      12.39    $      11.85    $      11.34   $      10.91
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.59    $       0.61    $       0.62    $       0.66   $       0.65
  Net realized and unrealized gain (loss) on
    investments and foreign currency ............         (0.39)           0.09            0.51            0.37           0.19
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.20    $       0.70    $       1.13    $       1.03   $       0.84
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.74)   $      (0.76)   $      (0.59)   $      (0.45)  $      (0.41)
  From net realized gain on investments and
     foreign currency transactions ..............         (0.21)          (0.18)           --             (0.07)          --
                                                   ------------    ------------    ------------    ------------   ------------
      Total distributions declared to
        shareholders ............................  $      (0.95)   $      (0.94)   $      (0.59)   $      (0.52)  $      (0.41)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      11.40    $      12.15    $      12.39    $      11.85   $      11.34
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................          1.75            6.25            9.72            9.53           7.85
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ..................................          0.72            0.69            0.69            0.68           0.71
  Net investment income .........................          5.05            5.04            5.10            5.87           5.80
Portfolio turnover (%) ..........................            52              50              96             130            236
Net assets at end of period (000 Omitted) .......  $    143,680    $    164,227    $    199,735    $    211,757   $    170,392

                                                                                  Bond Series
                                                  ---------------------------------------------------------------------------
                                                                            Years Ended December 31,
                                                  ---------------------------------------------------------------------------
                                                     2005             2004            2003           2002          2001(i)
SERVICE CLASS SHARES                              ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $      12.07    $      12.33    $      11.81    $      11.32   $      11.20
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.56    $       0.58    $       0.57    $       0.63   $       0.22
  Net realized and unrealized gain (loss) on
    investments and foreign currency ............         (0.38)           0.08            0.53            0.38          (0.10)(g)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.18    $       0.66    $       1.10    $       1.01   $       0.12
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.71)   $      (0.74)   $      (0.58)   $      (0.45)           $--
  From net realized gain on investments and
    foreign currency transactions ...............         (0.21)          (0.18)           --             (0.07)          --
                                                   ------------    ------------    ------------    ------------   ------------
      Total distributions declared to
       shareholders .............................  $      (0.92)   $      (0.92)   $      (0.58)   $      (0.52)           $--
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      11.33    $      12.07    $      12.33    $      11.81   $      11.32
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................          1.59            5.91            9.43            9.34           1.07(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ..................................          0.97            0.94            0.94            0.93           0.96(a)
  Net investment income .........................          4.81            4.80            4.77            5.62           5.52(a)
Portfolio turnover (%) ..........................            52              50              96             130            236
Net assets at end of period (000 Omitted) .......  $     75,776    $     73,572    $     66,091    $     36,960   $     10,468

(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                         Emerging Markets Equity Series
                                                   -------------------------------------------------------------------------
                                                                            Years Ended December 31,
                                                   -------------------------------------------------------------------------
                                                       2005            2004            2003           2002           2001
INITIAL CLASS SHARES                               ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $      16.16    $      12.85    $       8.48    $       8.73   $       8.82
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.29    $       0.18    $       0.20    $       0.09   $       0.14
  Net realized and unrealized gain (loss) on
   investments and foreign currency .............          5.59            3.27            4.23           (0.24)         (0.23)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       5.88    $       3.45    $       4.43    $      (0.15)  $      (0.09)
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.13)   $      (0.14)   $      (0.06)   $      (0.10)           $--
  From net realized gain on investments and
   foreign currency transactions ................         (0.07)           --              --              --             --
                                                   ------------    ------------    ------------    ------------   ------------
      Total distributions declared to
       shareholders .............................  $      (0.20)   $      (0.14)   $      (0.06)   $      (0.10)           $--
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      21.84    $      16.16    $      12.85    $       8.48   $       8.73
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................         36.76           27.18           52.60           (1.88)         (1.02)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ..................................          1.31            1.35            1.65            1.49           1.62
  Net investment income .........................          1.62            1.33            1.99            1.01           1.63
Portfolio turnover (%) ..........................            95             109             125             246            179
Net assets at end of period (000 Omitted) .......  $     82,804    $     57,799    $     46,769    $     30,393   $     32,175

                                                                         Emerging Markets Equity Series
                                                   -------------------------------------------------------------------------
                                                                            Years Ended December 31,
                                                   -------------------------------------------------------------------------
                                                     2005           2004           2003           2002       2001(i)
SERVICE CLASS SHARES                               ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $      16.08    $      12.80    $       8.45    $       8.72   $       8.29
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.25    $       0.15    $       0.17    $       0.06   $       0.00(w)
  Net realized and unrealized gain (loss) on
    investments and foreign currency ............          5.54            3.25            4.22           (0.23)          0.43(g)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       5.79    $       3.40    $       4.39    $      (0.17)  $       0.43
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.09)   $      (0.12)   $      (0.04)   $      (0.10)           $--
  From net realized gain on investments and
   foreign currency transactions ................         (0.07)           --              --              --             --
                                                   ------------    ------------    ------------    ------------   ------------
      Total distributions declared to
       shareholders .............................  $      (0.16)   $      (0.12)   $      (0.04)   $      (0.10)           $--
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      21.71    $      16.08    $      12.80    $       8.45   $       8.72
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................         36.36           26.96           52.12           (2.12)          5.19(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ..................................          1.56            1.60            1.89            1.74           1.87(a)
  Net investment income .........................          1.38            1.08            1.71            0.70           0.22(a)
Portfolio turnover (%) ..........................            95             109             125             246            179
Net assets at end of period (000 Omitted) .......  $     10,494    $      6,397    $      5,049    $      2,066   $        381

(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(a) Annualized.
(n)  Not annualized.
(w)  Per share amount was less than $0.01.
(d)  Per share data are based on average shares outstanding.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.

                                           See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                            Global Governments Series
                                                   ---------------------------------------------------------------------------
                                                                            Years Ended December 31,
                                                   ---------------------------------------------------------------------------
                                                      2005            2004            2003            2002           2001
INITIAL CLASS SHARES                               ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $      12.40    $      12.92    $      11.75    $       9.74   $       9.95
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.29    $       0.30    $       0.34    $       0.35   $       0.38
  Net realized and unrealized gain (loss) on
    investments and foreign currency ............         (1.10)           0.76            1.45            1.66          (0.59)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $      (0.81)   $       1.06    $       1.79    $       2.01   $      (0.21)
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (1.23)   $      (1.58)   $      (0.62)            $--            $--
  From net realized gain on investments and
    foreign currency transactions ...............         (0.07)           --              --              --             --
                                                   ------------    ------------    ------------    ------------   ------------
      Total distributions declared to
       shareholders .............................  $      (1.30)   $      (1.58)   $      (0.62)            $--            $--
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      10.29    $      12.40    $      12.92    $      11.75   $       9.74
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(r) .........................         (7.20)          10.06           15.60           20.64          (2.11)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f) ........          1.03            0.98            0.95            0.93           0.98
  Expenses after expense reductions (f) .........          1.00            0.98            0.95            0.93           0.98
  Net investment income .........................          2.64            2.48            2.75            3.36           3.81
Portfolio turnover (%) ..........................           137             124             143             120             67
Net assets at end of period (000 Omitted) .......  $     48,203    $     62,107    $     67,472    $     70,613   $     50,189

                                                                            Global Governments Series
                                                   -------------------------------------------------------------------------
                                                                            Years Ended December 31,
                                                   -------------------------------------------------------------------------
                                                     2005           2004           2003           2002       2001(i)

SERVICE CLASS SHARES                               ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $      12.33    $      12.85    $      11.71    $       9.73   $      10.02
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.27    $       0.27    $       0.30    $       0.33   $       0.12
  Net realized and unrealized gain (loss) on
    investments and foreign currency ............         (1.11)           0.75            1.45            1.65          (0.41)(g)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $      (0.84)   $       1.02    $       1.75    $       1.98   $      (0.29)
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (1.20)   $      (1.54)   $      (0.61)            $--            $--
  From net realized gain on investments and
    foreign currency transactions ...............         (0.07)           --              --              --             --
                                                   ------------    ------------    ------------    ------------   ------------
      Total distributions declared to
        shareholders ............................  $      (1.27)   $      (1.54)   $      (0.61)            $--            $--
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      10.22    $      12.33    $      12.85    $      11.71   $       9.73
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(r) .........................         (7.49)           9.80           15.30           20.35          (2.89)(n)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses before expense reductions (f) ........          1.28            1.23            1.20            1.18           1.23(a)
  Expenses after expense reductions (f) .........          1.25            1.23            1.20            1.18           1.23(a)
  Net investment income .........................          2.39            2.23            2.50            3.03           3.34(a)
Portfolio turnover (%) ..........................           137             124             143             120             67
Net assets at end of period (000 Omitted) .......  $      4,238    $      4,832    $      5,355    $      3,969   $        169

(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect expense reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r) Certain expenses have been reduced without which performance would have been lower.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series'
independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                           Global Total Return Series
                                                   ---------------------------------------------------------------------------
                                                                            Years Ended December 31,
                                                   ---------------------------------------------------------------------------
                                                       2005            2004            2003           2002           2001
INITIAL CLASS SHARES                               ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $      17.91    $      15.70    $      13.11    $      13.28   $      15.74
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.37    $       0.32    $       0.29    $       0.31   $       0.31
  Net realized and unrealized gain (loss)
    on investments and foreign currency .........          0.23            2.29            2.66           (0.23)         (1.24)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.60    $       2.61    $       2.95    $       0.08   $      (0.93)
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.75)   $      (0.40)   $      (0.36)   $      (0.25)  $      (0.61)
  From net realized gain on investments and
    foreign currency transactions ...............         (1.10)           --              --              --            (0.92)
                                                   ------------    ------------    ------------    ------------   ------------
      Total distributions declared to
        shareholders ............................  $      (1.85)   $      (0.40)   $      (0.36)   $      (0.25)  $      (1.53)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      16.66    $      17.91    $      15.70    $      13.11   $      13.28
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................          3.83           17.12           22.97            0.58          (6.17)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) ..................................          0.92            0.89            0.94            0.90           0.91
  Net investment income .........................          2.18            1.97            2.06            2.34           2.19
Portfolio turnover (%) ..........................            78              86              93              84             66
Net assets at end of period (000 Omitted) .......  $    161,143    $    166,034    $    156,675    $     80,150   $     88,199

                                                                           Global Total Return Series
                                                   -------------------------------------------------------------------------
                                                                            Years Ended December 31,
                                                   -------------------------------------------------------------------------
                                                       2005            2004           2003            2002          2001(i)
SERVICE CLASS SHARES                               ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $      17.82    $      15.63    $      13.08    $      13.28   $      13.53
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.32    $       0.28    $       0.26    $       0.27   $       0.09
  Net realized and unrealized gain (loss)
    on investments and foreign currency .........          0.23            2.29            2.63           (0.22)         (0.34)(g)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.55    $       2.57    $       2.89    $       0.05   $      (0.25)
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.71)   $      (0.38)   $      (0.34)   $      (0.25)           $--
  From net realized gain on investments and
   foreign currency transactions ................         (1.10)           --              --              --             --
                                                   ------------    ------------    ------------    ------------   ------------
      Total distributions declared to
         shareholders ...........................  $      (1.81)   $      (0.38)   $      (0.34)   $      (0.25)           $--
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      16.56    $      17.82    $      15.63    $      13.08   $      13.28
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................          3.54           16.88           22.53            0.41          (1.92)(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ..................................          1.17            1.14            1.19            1.15           1.16(a)
  Net investment income .........................          1.91            1.72            1.83            2.10           1.82(a)
Portfolio turnover (%) ..........................            78              86              93              84             66
Net assets at end of period (000 Omitted) .......  $     16,797    $     14,460    $     11,545    $      5,699   $      1,476

(i)  For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(a)  Annualized.
(n)  Not annualized.
(d)  Per share data are based on average shares outstanding.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gain and losses at such time.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s)  From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series'
independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                         Government Securities Series
                                                   ---------------------------------------------------------------------------
                                                                            Years Ended December 31,
                                                   ---------------------------------------------------------------------------
                                                      2005             2004            2003            2002          2001
INITIAL CLASS SHARES                               ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $      13.16    $      13.44    $      13.85    $      13.28   $      13.11
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.56    $       0.54    $       0.44    $       0.58   $       0.73
  Net realized and unrealized gain (loss)
    on investments and foreign currency .........         (0.26)          (0.07)          (0.14)           0.67           0.22
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.30    $       0.47    $       0.30    $       1.25   $       0.95
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.62)   $      (0.75)   $      (0.59)   $      (0.68)  $      (0.78)
  From net realized gain on investments and
     foreign currency transactions ..............          --              --             (0.12)           --             --
                                                   ------------    ------------    ------------    ------------   ------------
      Total distributions declared to
        shareholders ............................  $      (0.62)   $      (0.75)   $      (0.71)   $      (0.68)  $      (0.78)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      12.84    $      13.16    $      13.44    $      13.85   $      13.28
                                                   ============    ============    ============    ============   ============
Total return (%) (k) ............................          2.30            3.76            2.15            9.80           7.47
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ..................................          0.63            0.62            0.62            0.60           0.62
  Net investment income .........................          4.32            4.12            3.22            4.33           5.55
Portfolio turnover (%) ..........................            75              85             144             157             97
Net assets at end of period (000 Omitted) .......  $    425,740    $    493,616    $    629,265    $    877,180   $    696,167

                                                                          Government Securities Series
                                                   ---------------------------------------------------------------------------
                                                                            Years Ended December 31,
                                                   ---------------------------------------------------------------------------
                                                      2005             2004            2003           2002         2001(i)
SERVICE CLASS SHARES                               ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $      13.10    $      13.38    $      13.81    $      13.27   $      13.08
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.53    $       0.51    $       0.36    $       0.51   $       0.28
  Net realized and unrealized gain (loss)
    on investments and foreign currency .........         (0.27)          (0.07)          (0.10)           0.71          (0.09)(g)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.26    $       0.44    $       0.26    $       1.22   $       0.19
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.59)   $      (0.72)   $      (0.57)   $      (0.68)           $--
  From net realized gain on investments and
     foreign currency transactions ..............          --              --             (0.12)           --             --
                                                   ------------    ------------    ------------    ------------   ------------
      Total distributions declared to
        shareholders ............................  $      (0.59)   $      (0.72)   $      (0.69)   $      (0.68)           $--
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      12.77    $      13.10    $      13.38    $      13.81   $      13.27
                                                   ============    ============    ============    ============   ============
Total return (%) (k) ............................          2.01            3.55            1.87            9.55           1.45(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ..................................          0.88            0.87            0.87            0.85           0.87(a)
  Net investment income .........................          4.10            3.90            2.64            3.86           5.52(a)
Portfolio turnover (%) ..........................            75              85             144             157             97
Net assets at end of period (000 Omitted) .......  $    241,128    $    204,488    $    172,578    $    132,071   $     30,174
(i)  For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.

(a)  Annualized.
(n)  Not annualized.
(d)  Per share data are based on average shares outstanding.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series'
independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                                High Yield Series
                                                   ---------------------------------------------------------------------------
                                                                            Years Ended December 31,
                                                   ---------------------------------------------------------------------------
                                                     2005           2004           2003           2002         2001
INITIAL CLASS SHARES                               ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $       7.32    $       7.27    $       6.56    $       7.05   $       7.63
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.49    $       0.52    $       0.54    $       0.61   $       0.73
  Net realized and unrealized gain (loss)
   on investments and foreign currency ..........         (0.36)           0.11            0.80           (0.42)         (0.57)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.13    $       0.63    $       1.34    $       0.19   $       0.16
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.62)   $      (0.58)   $      (0.63)   $      (0.68)  $      (0.74)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $       6.83    $       7.32    $       7.27    $       6.56   $       7.05
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................          2.19            9.54           21.44            2.70           1.80
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ..................................          0.86            0.83            0.83            0.82           0.84
  Net investment income .........................          7.06            7.27            7.89            9.15           9.93
Portfolio turnover (%) ..........................            53              68              92              75             58
Net assets at end of period (000 Omitted) .......  $    255,999    $    319,653    $    360,207    $    305,487   $    367,973

                                                                                High Yield Series
                                                   ---------------------------------------------------------------------------
                                                                            Years Ended December 31,
                                                   ---------------------------------------------------------------------------
                                                       2005            2004            2003           2002          2001(i)
SERVICE CLASS SHARES                               ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $       7.28    $       7.23    $       6.53    $       7.04   $       7.09
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.47    $       0.49    $       0.51    $       0.58   $       0.25
  Net realized and unrealized gain (loss) on
    investments and foreign currency ............         (0.36)           0.12            0.81           (0.41)         (0.30)(g)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.11    $       0.61    $       1.32    $       0.17   $      (0.05)
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.60)   $      (0.56)   $      (0.62)   $      (0.68)           $--
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $       6.79    $       7.28    $       7.23    $       6.53   $        7.04
                                                   ------------    ------------    ------------    ------------   ------------
Total return (%) (k)(s) .........................          1.93            9.37           21.21            2.37          (0.71)(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ..................................          1.11            1.08            1.08            1.07           1.09(a)
  Net investment income .........................          6.81            6.99            7.59            8.99           9.55(a)
Portfolio turnover (%) ..........................            53              68              92              75             58
Net assets at end of period (000 Omitted) .......  $    111,348    $    109,914    $     98,931    $     44,533   $     11,990

(i)  For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(a)  Annualized.
(n)  Not annualized.
(d)  Per share data are based on average shares outstanding.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(s)  From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series'
independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                           International Value Series
                                                   ---------------------------------------------------------------------------
                                                                            Years Ended December 31,
                                                   ---------------------------------------------------------------------------
                                                       2005            2004            2003            2002           2001
INITIAL CLASS SHARES                               ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $      15.58    $      12.27    $       9.28    $       9.93   $      13.16
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.27    $       0.20    $       0.11    $       0.09   $       0.08
  Net realized and unrealized gain (loss)
    on investments and foreign currency .........          2.03            3.21            2.98           (0.66)         (1.89)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       2.30    $       3.41    $       3.09    $      (0.57)  $      (1.81)
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.18)   $      (0.10)   $      (0.10)   $      (0.08)  $      (0.24)
  From net realized gain on investments and
    foreign currency transactions ...............         (0.31)           --              --              --            (1.18)
                                                   ------------    ------------    ------------    ------------   ------------
      Total distributions declared to
        shareholders ............................  $      (0.49)   $      (0.10)   $      (0.10)   $      (0.08)  $      (1.42)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      17.39    $      15.58    $      12.27    $       9.28   $       9.93
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................         15.22           28.02(v)        33.63           (5.86)        (14.63)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ..................................          1.13            1.15            1.28            1.24           1.23
  Net investment income .........................          1.67            1.52            1.06            0.91           0.76
Portfolio turnover (%) ..........................            46              65              84              80            112
Net assets at end of period (000 Omitted) .......  $    108,418    $     84,996    $     61,108    $     50,609   $     64,134

                                                                           International Value Series
                                                   ---------------------------------------------------------------------------
                                                                            Years Ended December 31,
                                                   ---------------------------------------------------------------------------
                                                       2005            2004            2003           2002          2001(i)
SERVICE CLASS SHARES                               ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $      15.54    $      12.24    $       9.27    $       9.93   $      10.51
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (loss) (d) ..............  $       0.22    $       0.18    $       0.07    $       0.04   $      (0.01)
  Net realized and unrealized gain (loss) on
    investments and foreign
    currency ....................................          2.02            3.20            2.98           (0.62)         (0.57)(g)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       2.24    $       3.38    $       3.05    $      (0.58)  $      (0.58)
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.15)   $      (0.08)   $      (0.08)   $      (0.08)           $--
  From net realized gain on investments and
    foreign currency transactions ...............         (0.31)           --              --              --             --
                                                   ------------    ------------    ------------    ------------   ------------
Total distributions declared to shareholders ....  $      (0.46)   $      (0.08)   $      (0.08)   $      (0.08)           $--
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      17.32    $      15.54    $      12.24    $       9.27   $       9.93
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................         14.86           27.82(v)        33.20           (5.97)         (5.52)(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ..................................          1.39            1.40            1.53            1.49           1.48(a)
  Net investment income (loss) ..................          1.37            1.31            0.67            0.44          (0.17)(a)
Portfolio turnover (%) ..........................            46              65              84              80            112
Net assets at end of period (000 Omitted) .......  $     10,994    $      6,805    $      4,646    $      2,246   $        425

(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect expense reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(v) During the year ended December 31, 2004, the series received a payment from the investment adviser to reimburse the series for losses on investments not meeting the investment guidelines of the series. If this loss had been incurred, the total returns would have been 28.01% and 27.81% for the Initial Class and Service Class, respectively.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series'
independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                               Money Market Series
                                                   ---------------------------------------------------------------------------
                                                                            Years Ended December 31,
                                                   ---------------------------------------------------------------------------
                                                       2005            2004            2003            2002          2001
INITIAL CLASS SHARES                               ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $       1.00    $       1.00    $       1.00    $       1.00   $       1.00
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.03    $       0.01    $       0.01    $       0.01   $       0.04
  Net realized and unrealized gain (loss)
     on investments .............................         (0.00)(w)        --              --              --             --
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.03    $       0.01    $       0.01    $       0.01   $       0.04
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.03)   $      (0.01)   $      (0.01)   $      (0.01)  $      (0.04)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $       1.00    $       1.00    $       1.00    $       1.00   $       1.00
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(r) .........................          2.72            0.83            0.63            1.27           3.78
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f) ........          0.60            0.58            0.57            0.57           0.57
  Expenses after expense reductions (f) .........          0.60            0.58            0.57            0.57           0.57
  Net investment income .........................          2.65            0.79            0.64            1.27           3.56
Net assets at end of period (000 Omitted) .......  $    241,684    $    282,595    $    426,154    $    690,127   $    702,808

                                                                               Money Market Series
                                                   ---------------------------------------------------------------------------
                                                                            Years Ended December 31,
                                                   ---------------------------------------------------------------------------
                                                       2005            2004            2003            2002         2001(i)
SERVICE CLASS SHARES                               ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $       1.00    $       1.00    $       1.00    $       1.00   $       1.00
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.02    $       0.01    $       0.00(w) $       0.01   $       0.01
  Net realized and unrealized gain (loss)
    on investments ..............................         (0.00)(w)        --              --              --             --
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.02    $       0.01    $       0.00(w) $       0.01   $       0.01
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.02)   $      (0.01)   $      (0.00)(w)$      (0.01)  $      (0.01)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $       1.00    $       1.00    $       1.00    $       1.00   $       1.00
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(r) .........................          2.46            0.57            0.38            1.02           0.72(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f) ........          0.85            0.82            0.82            0.82           0.82(a)
  Expenses after expense reductions (f) .........          0.85            0.82            0.82            0.82           0.82(a)
  Net investment income .........................          2.49            0.63            0.37            0.99           3.31(a)
Net assets at end of period (000 Omitted) .......  $    123,232    $     87,785    $     49,380    $     52,745   $     20,493

(i)  For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(r)  Certain expenses have been reduced without which performance would have been lower.
(a)  Annualized.
(n)  Not annualized.
(w)  Per share amount was less than $0.01.
(d)  Per share data are based on average shares outstanding.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series'
independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                             Strategic Income Series
                                                   ---------------------------------------------------------------------------
                                                                            Years Ended December 31,
                                                   ---------------------------------------------------------------------------
                                                       2005            2004            2003            2002          2001
INITIAL CLASS SHARES                               ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $      11.42    $      11.12    $      10.31    $      10.04   $      10.10
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.58    $       0.61    $       0.59    $       0.57   $       0.67
  Net realized and unrealized gain (loss) on
    investments and foreign currency ............         (0.39)           0.23            0.71            0.16          (0.34)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.19    $       0.84    $       1.30    $       0.73   $       0.33
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.80)   $      (0.54)   $      (0.49)   $      (0.46)  $      (0.35)
  From net realized gain on investments and
    foreign currency transactions ...............         (0.10)           --              --              --            (0.04)
                                                   ------------    ------------    ------------    ------------   ------------
      Total distributions declared to
       shareholders .............................  $      (0.90)   $      (0.54)   $      (0.49)   $      (0.46)  $      (0.39)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      10.71    $      11.42    $      11.12    $      10.31   $      10.04
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................          1.89            8.04           12.89            7.52           3.31
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ..................................          0.97            0.91            0.90            0.86           1.01
  Net investment income .........................          5.33            5.55            5.58            5.74           6.69
Portfolio turnover (%) ..........................            66              74             127             137            179
Net assets at end of period (000 Omitted) .......  $     59,707    $     66,248    $     67,547    $     56,980   $     47,813

                                                                              Strategic Income Series
                                                    --------------------------------------------------------------------------
                                                                             Years Ended December 31,
                                                    --------------------------------------------------------------------------
                                                       2005            2004            2003           2002         2001(i)
SERVICE CLASS SHARES                               ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $      11.35    $      11.06    $      10.28    $      10.03   $       9.91
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.55    $       0.59    $       0.57    $       0.53   $       0.21
  Net realized and unrealized gain (loss) on
    investments and foreign currency ............         (0.39)           0.22            0.68            0.18          (0.09)(g)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.16    $       0.81    $       1.25    $       0.71   $       0.12
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.77)   $      (0.52)   $      (0.47)   $      (0.46)           $--
  From net realized gain on investments and
     foreign currency transactions ..............         (0.10)           --              --              --             --
                                                   ------------    ------------    ------------    ------------   ------------
      Total distributions declared to
        shareholders ............................  $      (0.87)   $      (0.52)   $      (0.47)   $      (0.46)           $--
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      10.64    $      11.35    $      11.06    $      10.28   $      10.03
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................          1.61            7.83           12.48            7.31           1.21(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ..................................          1.22            1.16            1.15            1.11           1.26(a)
  Net investment income .........................          5.08            5.31            5.36            5.41           6.00(a)
Portfolio turnover (%) ..........................            66              74             127             137            179
Net assets at end of period (000 Omitted) .......  $     22,643    $     24,184    $     21,008    $     12,979   $      2,585

(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION
The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of twenty-eight separate series (the series) of shares: Bond Series*, Capital Appreciation Series, Capital Opportunities Series, Core Equity Series, Emerging Growth Series, Emerging Markets Equity Series*, Global Governments Series*, Global Growth Series, Global Total Return Series*, Government Securities Series*, High Yield Series*, International Growth Series, International Value Series*, Massachusetts Investors Growth Stock Series, Massachusetts Investors Trust Series, Mid Cap Growth Series, Mid Cap Value Series, Money Market Series*, New Discovery Series, Research Series, Research International Series, Strategic Growth Series, Strategic Income Series*, Strategic Value Series, Technology Series, Total Return Series, Utilities Series and Value Series. The shares of each series are sold only to variable accounts established by Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York to fund benefits under variable contracts issued by such companies.

The series denoted with an asterisk above are included within these financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES
General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. High Yield Series can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations - Money market instruments are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. Each money market fund's use of amortized cost is subject to the fund's compliance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost value of an instrument can be different from the market value of an instrument. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated bid price as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or closing price as reported by an independent pricing service on the exchange on which they are primarily traded. For exchange-traded options in which there were no sales during the day, exchange-traded options are generally valued at the last quoted bid price as reported by an independent pricing service on the exchange on which they are primarily traded. Options not traded on an exchange are generally valued as reported by an independent pricing service or on the basis of quotations obtained from brokers and dealers. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at settlement price as reported by an independent pricing service on the exchange on which they are primarily traded. For futures contracts in which there were no sales during the day, futures contracts are generally valued at the last quoted bid price as reported by an independent pricing service on the exchange on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices based on rates reported by an independent pricing service. Swaps are generally valued on the basis of quotations from brokers and dealers. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the series' valuation time that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

Repurchase Agreements - Each series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. Each series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. Each series, along with other affiliated entities of Massachusetts Financial Services Company
(MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities - Certain series invest in inflation-adjusted debt securities issued by the U.S. Treasury. Certain series may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk - Each series may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When each series uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include written options, purchased options, forward foreign currency exchange contracts, swap agreements, short sales, and futures contracts.

Purchased Options - Each series may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the series' exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Futures Contracts - Each series may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, each series is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by each series each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the series. Upon entering into such contracts, each series bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, each series may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts - Each series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. Each series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, each series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. Each series may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, each series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements - Each series may enter into swap agreements. A swap is an exchange of cash payments between the series and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based.

Each series may enter into credit default swaps to limit or to reduce risk exposure of the series to defaults of corporate and sovereign issuers. The series may also use credit default swaps to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the series is not otherwise exposed. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation.

Security Loans - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of certain series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide certain series with indemnification against Borrower default. Each series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agents. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Dollar Roll Transactions - Certain series enter into dollar roll transactions, with respect to mortgage backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the series sells mortgage backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon, and maturity) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the series will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the series' total return. Each series accounts for dollar roll transactions as purchases and sales. If certain criteria are met these dollar roll transactions may be considered a financing transaction whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the series at a future date, usually beyond customary settlement time. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. For Money Market Series, all premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Certain series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statements of Operations, or in unrealized gain/loss if the security is still held by the series.

Certain series may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The series holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the series may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the series' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

Certain series may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Fees Paid Indirectly - Each series' custody fees are reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2005, certain series' custodian fees were reduced under this arrangement as noted below. Certain series have entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2005, each series' custodian expenses were reduced under this agreement as noted below. These amounts are shown as a reduction of total expenses on the Statements of Operations.

                                        Emerging
                                         Markets      Global    Global Total  Government     High   International  Money   Strategic
                                 Bond    Equity    Governments    Return     Securities     Yield       Value     Market    Income
                                Series   Series      Series       Series       Series      Series      Series     Series    Series
------------------------------------------------------------------------------------------------------------------------------------
Balance credits ............... $6,854   $1,174       $1,304       $3,187       $20,778     $21,981      $1,529     $6,778    $3,360
Commission recapture credits ..   --      3,305         --          1,434         --          --         946       --        --
                                 -----    -----        -----        -----       ------      ------       -----      -----     -----
Total ......................... $6,854   $4,479       $1,304       $4,621       $20,778     $21,981      $2,475     $6,778    $3,360
                                ======   ======       ======       ======       =======     =======      ======     ======    ======

Tax Matters and Distributions - Each series intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by each series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, amortization and accretion of debt securities, defaulted bonds, passive foreign investment companies, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions and derivative transactions.

The tax character of distributions declared to shareholders is as follows:

                                                                          Emerging Markets
                                              Bond Series                   Equity Series         Global Governments Series
                                    ---------------------------        ------------------------  ----------------------------
                                              December 31,                   December 31,                 December 31,
                                    ---------------------------        ------------------------   ---------------------------
                                        2005            2004            2005           2004            2005            2004
-----------------------------------------------------------------------------------------------------------------------------
Ordinary income (including any
short-term capital gains) .......  $ 14,157,639    $ 15,984,702    $    488,024    $    553,290   $  6,705,443   $  8,408,856
Long-term capital gain ..........     3,592,851       2,879,247         272,379            --           96,874           --
                                   ------------    ------------    ------------    ------------   ------------   ------------
  Total distributions ...........  $ 17,750,490    $ 18,863,949    $    760,403    $    553,290   $  6,802,317   $  8,408,856
                                   ============    ============    ============    ============   ============   ============

                                                                            Government
                                     Global Total Return Series           Securities Series           High Yield Series
                                    ---------------------------        ------------------------  ----------------------------
                                              December 31,                   December 31,                 December 31,
                                    ---------------------------        ------------------------   ---------------------------
                                        2005            2004            2005           2004            2005            2004
-----------------------------------------------------------------------------------------------------------------------------
Ordinary income (including any
 short-term capital gains) ......  $ 10,130,137    $  4,172,790    $ 31,699,880    $ 40,795,150   $ 31,907,573   $ 31,912,516
Long-term capital gain ..........     8,623,607            --              --              --             --             --
                                   ------------    ------------    ------------    ------------   ------------   ------------
  Total distributions ...........  $ 18,753,744    $  4,172,790    $ 31,699,880    $ 40,795,150   $ 31,907,573   $ 31,912,516
                                   ============    ============    ============    ============   ============   ============

                                    International Value Series            MoneyMarket Series       Strategic Income Series
                                    ---------------------------        ------------------------  ----------------------------
                                              December 31,                   December 31,                 December 31,
                                    ---------------------------        ------------------------   ---------------------------
                                        2005            2004            2005           2004            2005            2004
-----------------------------------------------------------------------------------------------------------------------------
Ordinary income (including any
 short-term capital gains) ......  $  1,161,124    $    542,884    $  9,660,955    $  3,275,930   $  6,201,359   $  4,577,175
Long-term capital gain ..........     2,077,175            --              --              --          625,839           --
                                   ------------    ------------    ------------    ------------   ------------   ------------
  Total distributions ...........  $  3,238,299    $    542,884    $  9,660,955    $  3,275,930   $  6,827,198   $  4,577,175
                                   ============    ============    ============    ============   ============   ============

As of December 31, 2005, the federal tax cost and the tax basis components of distributable earnings were as follows:

                                                                       Emerging         Global
                                                          Bond       Markets Equity   Governments
                                                         Series          Series          Series
-------------------------------------------------------------------------------------------------
Cost of investments ................................   $217,660,144   $ 77,475,966   $ 52,938,467
                                                       ------------   ------------   ------------
Gross appreciation .................................   $  3,108,710   $ 25,010,704   $    267,292
Gross depreciation .................................     (4,157,582)      (652,124)    (1,510,101)
                                                       ------------   ------------   ------------
Net unrealized appreciation (depreciation) .........   $ (1,048,872)  $ 24,358,580   $ (1,242,809)
                                                       ============   ============   ============
Undistributed ordinary income ......................   $ 12,528,913   $  6,816,912   $    458,176
Undistributed long-term capital gain ...............      1,203,795      9,677,725           --
Post-October capital loss deferral .................       (756,297)          --         (109,878)
Other temporary differences ........................           --          (58,013)      (162,395)

                                                          Global       Government           High
                                                       Total Return    Securities          Yield
                                                          Series         Series            Series
-------------------------------------------------------------------------------------------------
Cost of investments ................................   $172,650,035   $662,782,518   $369,491,911
                                                       ------------   ------------   ------------
Gross appreciation .................................   $ 20,818,812   $  8,006,591   $  6,679,287
Gross depreciation .................................     (3,769,963)   (10,973,986)   (16,631,532)
                                                       ------------   ------------   ------------
Net unrealized appreciation (depreciation) .........   $ 17,048,849   $ (2,967,395)  $ (9,952,245)
                                                       ============   ============   ============
Undistributed ordinary income ......................   $  2,628,639   $ 31,959,956   $ 29,153,280
Undistributed long-term capital gain ...............     10,608,263           --             --
Capital loss carryforwards .........................     (9,210,362)   (11,951,539)  (107,662,635)
Other temporary differences ........................       (192,709)          --         (142,721)

                                                      International      Money         Strategic
                                                          Value          Market          Income
                                                          Series         Series          Series
-------------------------------------------------------------------------------------------------
Cost of investments ................................   $121,106,702   $358,701,604   $ 81,008,079
                                                       ------------   ------------   ------------
Gross appreciation .................................   $ 22,999,285            $--   $  1,430,755
Gross depreciation .................................     (2,751,042)          --       (1,701,838)
                                                       ------------   ------------   ------------
Net unrealized appreciation (depreciation) .........   $ 20,248,243            $--   $   (271,083)
                                                       ============            =     ============
Undistributed ordinary income ......................   $  6,462,283   $      1,845   $  4,883,496
Undistributed long-term capital gain ...............      9,463,422           --          618,624
Capital loss carryforwards .........................           --           (1,113)          --
Post-October capital loss deferral .................           --              (61)      (125,199)
Other temporary differences ........................        (51,247)          --         (160,105)

As of December 31, 2005, the following series had available capital loss carryforwards to offset future realize gains. Such losses expire as follows:

                                                        Global        Government        High           Money
                                                     Total Return     Securities        Yield          Market
Expiration Date                                       Series(1)         Series          Series         Series
-------------------------------------------------------------------------------------------------------------
December 31, 2006 ..................................   $     --       $     --       $(5,499,919)   $     --
December 31, 2007 ..................................         --             --       (6,145,967)          --
December 31, 2008 ..................................         --             --       (6,617,797)          --
December 31, 2009 ..................................   (3,481,964)          --       (37,568,488)         (776)
December 31, 2010 ..................................   (5,728,398)          --       (46,740,625)         --
December 31, 2011 ..................................         --       (4,003,424)          --             (271)
December 31, 2012 ..................................         --       (3,805,608)          --              (66)
December 31, 2013 ..................................         --       (4,142,507)    (5,089,839)          --
                                                       ----------     ----------     ----------     ----------
Total ..............................................   $(9,210,362)   $(11,951,539)  $(107,662,635) $   (1,113)
                                                       ===========    ============   =============  ==========

(1) The availability of a portion of these respective capital loss carryforwards, which were acquired on September 5, 2003, in connection with the Global Asset Allocation Fund acquisition, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest - Each series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES
Investment Adviser - Each series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate based on a percentage of each series' average daily net assets as follows:

Bond Series: The management fee is 0.60% of average daily net assets.

Emerging Markets Equity Series: The management fee is 1.05% of the first $500 million of average daily net assets and 1.00% of average daily net assets in excess of $500 million.

Global Governments Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Global Total Return Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Government Securities Series: Prior to September 1, 2005 the management fee was 0.55% of the series' average daily net assets. Effective September 1, 2005, the management fee is 0.55% of the first $1 billion of average daily net assets and 0.50% of average daily net assets in excess of $1 billion.

High Yield Series: The management fee is 0.75% of average daily net assets. The investment adviser has contractually agreed to waive its fee to 0.70% of average daily net assets in excess of $1 billion. This reduction of the management fee may be rescinded by MFS only with the approval of the series' Board of Trustees.

International Value Series: The management fee is 0.90% of the first $1 billion of average daily net assets, 0.80% of the next $1 billion of average daily net assets and 0.70% of average daily net assets in excess of $2 billion.

Money Market Series: The management fee is 0.50% of average daily net assets. The investment adviser has contractually agreed to waive its fee to 0.45% of average daily net assets in excess of $500 million. This reduction of the management fee may be rescinded by MFS only with the approval of the series' Board of Trustees.

Strategic Income Series: Prior to September 1, 2005 the management fee was 0.75% of the series' average daily net assets. Effective September 1, 2005, the management fee is 0.75% of the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. The investment adviser has contractually agreed to waive its fee to 0.65% of average daily net assets in excess of $500 million for the period September 1, 2005, through April 30, 2007. This reduction of the management fee may be rescinded by MFS only with the approval of the series' Board of Trustees.

The investment adviser has agreed to pay a portion of certain series' total operating expenses, exclusive of certain fees and expenses, such that the operating expenses of these series do not exceed the expense limitations indicated below, based on the average daily net assets of such series. For the year ended December 31, 2005, this agreement is reflected as a reduction of total expenses in the Statements of Operations for these series.

The management fees and expense limitations incurred for the year ended December 31, 2005 were equivalent to an annual effective rate of each series' average daily net assets as follows:
                                     Effective   Initial Class    Service Class
                                    Management      Expense          Expense
                                        Fee       Limitations      Limitations
------------------------------------------------------------------------------
Bond Series ......................     0.60%          N/A              N/A
Emerging Markets Equity Series ...     1.05%          N/A              N/A
Global Governments Series ........     0.75%         1.00%(a)         1.25%(a)
Global Total Return Series .......     0.75%          N/A              N/A
Government Securities Series .....     0.55%         1.00%            1.25%
High Yield Series ................     0.75%         1.00%            1.25%
International Value Series .......     0.90%          N/A              N/A
Money Market Series ..............     0.50%         0.60%(a)         0.85%(a)
Strategic Income Series ..........     0.75%          N/A              N/A

(a) For Global Governments Series and Money Market Series, the expense reduction was $19,764 and $2,087, respectively.

Distributor - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that each series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the series' Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each series and certain other MFS funds (the funds) for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The administrative services fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of each series' average daily net assets as follows:

                                                     % of Average
                                                   Daily Net Assets
-------------------------------------------------------------------
Bond Series .......................................     0.0176%
Emerging Markets Equity Series ....................     0.0178%
Global Governments Series .........................     0.0175%
Global Total Return Series ........................     0.0177%
Government Securities Series ......................     0.0176%
High Yield Series .................................     0.0175%
International Value Series ........................     0.0178%
Money Market Series ...............................     0.0170%
Strategic Income Series ...........................     0.0176%

Trustees' and Officers' Compensation - Each series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFS Service Center, Inc. (MFSC).

Other - The funds have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended December 31, 2005, payments made by the series to Tarantino LLC amounted to the following and are included in miscellaneous expense in the Statements of Operations:

                                                        ICCO Fee
----------------------------------------------------------------
Bond Series ............................................ $1,096
Emerging Markets Equity Series .........................    353
Global Governments Series ..............................    293
Global Total Return Series .............................    864
Government Securities Series ...........................  3,305
High Yield Series ......................................  1,860
International Value Series .............................    512
Money Market Series ....................................  1,777
Strategic Income Series ................................    415

The International Value Series' and Global Total Return Series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $942 and $2,205, respectively, were accrued on July 28, 2004 and paid to each series on February 16, 2005.

(4) PORTFOLIO SECURITIES
Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                        Emerging       Global
                                                         Bond        MarketsEquity    Governments    Global Total
                                                        Series           Series         Series      Return Series
-----------------------------------------------------------------------------------------------------------------
Purchases
U.S. government securities .........................   $42,916,486    $     --       $23,749,135    $27,848,020
Investments (non-U.S. government securities) .......   $71,526,658    $74,620,126    $48,900,411    $106,178,305

Sales
U.S. government securities .........................   $36,975,928    $     --       $22,841,793    $26,587,591
Investments (non-U.S. government securities) .......   $86,059,851    $69,013,592    $61,605,084    $116,429,638

                                                        Government
                                                        Securities    High Yield    International    Strategic
                                                          Series        Series       Value Series  Income Series
----------------------------------------------------------------------------------------------------------------
Purchases
U.S. government securities .........................   $491,310,988   $     --       $     --       $7,128,522
Investments (non-U.S. government securities) .......   $11,893,864    $192,875,466   $60,488,683    $47,785,303

Sales
U.S. government securities .........................   $508,439,682   $     --       $     --       $5,484,211
Investments (non-U.S. government securities) .......   $9,012,944     $234,195,819   $47,599,276    $50,937,312

Purchases and sales of investments for the Money Market Series, which consist solely of short-term obligations, amounted to $5,430,368,400 and $5,475,747,400, respectively, excluding repurchase agreements.

(5) SHARES OF BENEFICIAL INTEREST
The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                          Bond Series                                Emerging Markets Equity Series
                       -------------------------------------------------  ---------------------------------------------------------
                             Year Ended                Year Ended                Year Ended                 Year Ended
                          December 31, 2005        December 31, 2004          December 31, 2005          December 31, 2004
                       -----------------------  ------------------------  -------------------------  ------------------------------
Initial Class        Shares        Amount        Shares        Amount         Shares        Amount         Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold          532,824    $  6,159,640    5,071,162    $  61,086,732     750,581    $ 13,792,728    3,317,958    $ 45,643,027
Shares issued to
shareholders in
reinvestment of
distributions      1,078,209      12,054,378    1,205,629       13,623,611      41,967         691,621       41,395         506,672

Shares reacquired (2,532,487)    (29,446,090)  (8,878,390)    (106,999,719)   (576,657)    (10,304,020)  (3,422,783)    (46,843,179)
                  ----------    ------------   ----------    -------------   ---------    ------------   ----------    ------------
Net change          (921,454)   $(11,232,072)  (2,601,599)   $ (32,289,376)    215,891    $  4,180,329      (63,430)   $   (693,480)
                  ==========    ============   ==========    =============   =========    ============   ==========    ============

                             Year Ended                Year Ended                Year Ended                 Year Ended
                          December 31, 2005        December 31, 2004          December 31, 2005          December 31, 2004
                       -----------------------  ------------------------  -------------------------  ------------------------------
Service Class        Shares        Amount        Shares        Amount         Shares        Amount         Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........ 709,728    $  8,260,306   11,543,356    $ 138,961,201     162,593    $  3,056,316      495,061    $  6,772,071

Shares issued to
  shareholders in
  reinvestment of
  distributions .... 511,780       5,696,112      465,808        5,240,338       4,191          68,782        3,824          46,618

Shares reacquired ..(627,154)     (7,218,717) (11,276,829)    (135,583,617)    (81,283)     (1,471,543)    (495,573)     (6,796,491)
                  ----------    ------------   ----------    -------------   ---------    ------------   ----------    ------------
Net change .......   594,354    $  6,737,701      732,335    $   8,617,922      85,501    $  1,653,555        3,312    $     22,198
                  ==========    ============   ==========    =============   =========    ============   ==========    ============

                                      Global Governments Series                     Global Total Return Series
                       -------------------------------------------------  ---------------------------------------------------------
                             Year Ended                Year Ended                Year Ended                 Year Ended
                          December 31, 2005        December 31, 2004          December 31, 2005          December 31, 2004
                       -----------------------  ------------------------  -------------------------  ------------------------------
Initial Class        Shares        Amount        Shares        Amount         Shares        Amount         Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold .......  338,069    $  3,864,329    3,105,655    $  37,822,314     617,589    $ 10,572,346    2,848,109    $ 46,670,802
Shares issued to
  shareholders in
  reinvestment of
  distributions ..   575,169       6,298,096      726,417        7,801,714   1,081,368      17,247,815      257,636       3,877,428
Shares reacquired (1,233,242)    (13,475,400)  (4,045,789)     (48,878,366) (1,292,942)    (21,543,832)  (3,818,141)    (62,193,006)
                  ----------    ------------   ----------    -------------   ---------    ------------   ----------    ------------
Net change ......   (320,004)   $(3,312,975)     (213,717)   $  (3,254,338)    406,015    $  6,276,329     (712,396)   $(11,644,776)
                  ==========    ============   ==========    =============   =========    ============   ==========    ============

                             Year Ended                Year Ended                Year Ended                 Year Ended
                          December 31, 2005        December 31, 2004          December 31, 2005          December 31, 2004
                       -----------------------  ------------------------  -------------------------  ------------------------------
Service Class        Shares        Amount        Shares        Amount         Shares        Amount         Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ......    86,041    $    967,223      387,025    $   4,673,245     220,372    $  3,625,886      566,152    $  9,254,717
Shares issued to
  shareholders in
  reinvestment of
  distributions ..    46,301         504,221       56,770          606,872      94,772       1,505,929       19,704         295,362
Shares reacquired   (109,455)     (1,200,068)    (468,575)      (5,628,376)   (112,149)     (1,876,440)    (512,982)     (8,408,339)
                  ----------    ------------   ----------    -------------   ---------    ------------   ----------    ------------
Net change .......    22,887    $    271,376      (24,780)   $    (348,259)    202,995    $  3,255,375       72,874    $  1,141,740
                  ==========    ============   ==========    =============   =========    ============   ==========    ============

                                 Government Securities Series                              High Yield Series
                       -------------------------------------------------  ----------------------------------------------------------
                             Year Ended                Year Ended                Year Ended                 Year Ended
                          December 31, 2005        December 31, 2004          December 31, 2005          December 31, 2004
                       -----------------------  ------------------------  -------------------------  ------------------------------
Initial Class        Shares        Amount        Shares        Amount         Shares        Amount         Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold .....  1,930,095    $ 25,145,323   40,533,635    $ 535,793,081   2,797,916    $ 18,918,498   32,287,107    $230,054,193
Shares issued to
  shareholders in
  reinvestment of
  distributions .. 1,730,845      21,947,118    2,469,358       30,916,358   3,668,551      23,882,264    3,895,806      25,517,531
Shares reacquired (8,002,617)   (103,478,662) (52,340,280)    (691,733,093)(12,661,076)    (88,241,247) (42,095,125    (299,588,726)
                  ----------    ------------   ----------    -------------  ----------    ------------   ----------    ------------
Net change ...... (4,341,677)   $(56,386,221)  (9,337,287)   $(125,023,654) (6,194,609)   $(45,440,485)  (5,912,212)   $(44,017,002)
                  ==========    ============   ==========    =============   =========    ============   ==========    ============

                             Year Ended                Year Ended                Year Ended                 Year Ended
                          December 31, 2005        December 31, 2004          December 31, 2005          December 31, 2004
                       -----------------------  ------------------------  -------------------------  ------------------------------
Service Class        Shares        Amount        Shares        Amount         Shares        Amount         Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold .....  3,834,346    $ 49,457,894   36,404,580    $ 478,360,783   5,365,903    $ 36,088,400   24,759,395    $175,223,437
Shares issued to
  shareholders in
  reinvestment of
  distributions .    771,579       9,752,762      791,570        9,878,792   1,238,473       8,025,309      980,826       6,394,985
Shares reacquired (1,336,977)    (17,288,700) (34,486,780)    (453,189,018) (5,307,145)    (36,840,397) (24,321,573)   (172,225,545)
                  ----------    ------------   ----------    -------------  ----------    ------------   ----------    ------------
Net change ......  3,268,948    $ 41,921,956    2,709,370    $  35,050,557   1,297,231    $  7,273,312    1,418,648    $  9,392,877
                  ==========    ============   ==========    =============   =========    ============   ==========    ============

                              International Value Series                                 Money Market Series
                    ------------------------------------------------     ----------------------------------------------------
                         Year Ended                Year Ended                   Year Ended                   Year Ended
                      December 31, 2005        December 31, 2004             December 31, 2005             December 31, 2004
                    ----------------------  ------------------------     -------------------------      -------------------------
Initial Class       Shares       Amount        Shares         Amount         Shares         Amount        Shares         Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ...    1,186,772  $ 18,986,115    2,841,851    $  39,146,547    70,048,871    $ 70,048,871   240,019,262    $240,019,262
Shares issued to
  shareholders in
  reinvestment of
  distributions ...  197,356     2,997,834       40,749          505,289     6,992,613       6,992,613     2,750,581       2,750,581
Shares reacquired   (602,285)   (9,717,718)  (2,410,210)     (33,083,568) (117,952,563)  (117,952,563)  (386,329,180)  (386,329,180)
                  ----------  ------------   ----------    -------------   -----------    ------------   -----------    ------------
Net change ......... 781,843  $ 12,266,231      472,390    $   6,568,268    (4,911,079)   $(40,911,079) (143,559,337)  (143,559,337)
                  ==========  ============   ==========    =============   ===========    ============   ===========    ============

                                   Year Ended                Year Ended                Year Ended                 Year Ended
                                December 31, 2005        December 31, 2004          December 31, 2005          December 31, 2004
                             -----------------------  ------------------------  -------------------------  -------------------------
Service Class                 Shares       Amount       Shares       Amount       Shares        Amount       Shares        Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ........ 244,374    $  3,868,563    $ 489,087    $   6,684,295  77,065,752    $ 77,065,752   242,738,366   $242,738,366
Shares issued to
  shareholders in
  reinvestment of
  distributions ....  15,861         240,465        3,037           37,595   2,668,342       2,668,342       525,349        525,349

Shares reacquired .. (63,452)     (1,022,209)    (433,613)      (5,915,376)(44,286,909)    (44,286,909) (204,858,753)  (204,858,753)
                  ----------    ------------   ----------    -------------  ----------    ------------   -----------    -----------
Net change ........  196,783    $  3,086,819       58,511    $     806,514  35,447,185    $ 35,447,185    38,404,962    $38,404,962
                  ==========    ============   ==========    =============  ==========    ============    ==========    ===========

                                                                        Strategic Income Series
                                                   ------------------------------------------------------------
                                                             Year Ended                     Year Ended
                                                          December 31, 2005              December 31, 2004
                                                   ---------------------------     ----------------------------
Initial Class                                         Shares         Amount          Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold .....................................       333,858    $  3,671,323       3,253,893    $ 36,025,626
Shares issued to
shareholders in
reinvestment of
distributions ...................................       486,255       5,066,781         305,783       3,174,021
Shares reacquired ...............................   (1,044,745)    (11,344,741)     (3,836,156)    (42,429,005)
                                                   ------------    ------------    ------------    ------------
Net change ......................................      (224,632)   $ (2,606,637)       (276,480)   $ (3,229,358)
                                                   ============    ============    ============    ============

                                                             Year Ended                     Year Ended
                                                          December 31, 2005              December 31, 2004
                                                   ---------------------------     ----------------------------
Service Class                                         Shares         Amount          Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold .....................................       216,627    $  2,349,211       2,607,127    $ 28,789,259
Shares issued to
shareholders in
reinvestment of
distributions ...................................       169,761       1,760,417         135,833       1,403,154
Shares reacquired ...............................      (389,034)     (4,247,126)     (2,511,605)    (27,208,187)
                                                   ------------    ------------    ------------    ------------
Net change ......................................        (2,646)   $   (137,498)        231,355    $  2,984,226
                                                   ============    ============    ============    ============

(6) LINE OF CREDIT
Each series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to each series for the year ended December 31, 2005 is included in miscellaneous expense on the Statements of Operations and is as follows for each series:

                                                     Commitment Fee
-------------------------------------------------------------------
Bond Series ........................................     $1,460
Emerging Markets Equity Series .....................        497
Global Governments Series ..........................        390
Global Total Return Series .........................      1,176
Government Securities Series........................      4,134
High Yield Series ..................................      2,274
International Value Series .........................        726
Money Market Series ................................      2,357
Strategic Income Series ............................        555

None of the series had any significant borrowings during the year ended December 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholders of MFS/Sun Life Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS/Sun Life Series Trust (the "Trust"), comprising Bond Series, Emerging Markets Equity Series, Global Governments Series, Global Total Return Series, Government Securities Series, High Yield Series, International Value Series, Money Market Series and Strategic Income Series as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial positions of Bond Series, Emerging Markets Equity Series, Global Governments Series, Global Total Return Series, Government Securities Series, High Yield Series, International Value Series, Money Market Series and Strategic Income Series as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 23, 2006

MFS/SUN LIFE SERIES TRUST
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
                                                                                      OCCUPATIONS DURING THE PAST
                                    POSITION(s) HELD       TRUSTEE/OFFICER               FIVE YEARS AND OTHER
     NAME, DATE OF BIRTH               WITH FUND               SINCE(1)                       DIRECTORSHIPS(2)
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
C. James Prieur(3)                      Trustee                 July 1999       Sun Life Assurance Company of Canada, President
(born 04/21/51)                                                                 and Chief Operating Officer
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
David D. Horn(3)                        Trustee                 April 1986      Private investor; Retired; Sun Life Assurance
(born 06/07/41)                                                                 Company of Canada, Former Senior Vice President
                                                                                and General Manager for the United States
                                                                                (until 1997)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
J. Kermit Birchfield                    Chairman                May 1997        Consultant; Century Partners, Inc. (investments),
(born 01/08/40)                                                                 Managing Director; Displaytech, Inc. (manufacturer
                                                                                of liquid crystal display technology), Director
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Robert C. Bishop                        Trustee                 May 2001        AutoImmune Inc. (pharmaceutical product
(born 01/13/43)                                                                 development), Chairman, President and Chief
                                                                                Executive Officer; Caliper Life Sciences Corp.
                                                                                (laboratory analytical instruments), Director;
                                                                                Millipore Corporation (purification/filtration
                                                                                products), Director; Quintiles Transnational Corp.
                                                                                (contract services to the medical industry),
                                                                                Director
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Frederick H. Dulles                     Trustee                 May 2001        Ten State Street LLP (law firm),
(born 03/12/42)                                                                 Partner; McFadden, Pilkington & Ward LLP
                                                                                (solicitors and registered foreign
                                                                                lawyers), Partner (until June 2003);
                                                                                Jackson & Nash, LLP (law firm), Of
                                                                                Counsel (January 2000 to November 2000)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Marcia A. Kean                          Trustee                 April 2005      Feinstein Kean Healthcare (consulting), Chief
(born 06/30/48)                                                                 Executive Officer (since December 2002),
                                                                                Managing Director (January 1991 until May
                                                                                2001); Ardais Corporation (biotech products),
                                                                                Senior Vice President - Commercialization
                                                                                (February 2002 until 2002)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Ronald G. Steinhart                     Trustee                 May 2001        Private investor; Bank One, Texas N.A., Vice
(born 06/15/40)                                                                 Chairman and Director (January 2000 to January
                                                                                2001); Bank One Corporation, Officer (until
                                                                                January 2000); Carreker Corporation (consultant
                                                                                and technology provider to financial
                                                                                institutions), Director; Prentiss Properties
                                                                                Trust (real estate investment trust), Director
                                                                                (until January 2006); United Auto Group, Inc.
                                                                                (automotive retailer), Director
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Haviland Wright                         Trustee                 May 2001        Hawaii Small Business Development Center,
(born 07/21/48)                                                                 Kaua'l Center, Center Director (since March
                                                                                2002); Displaytech, Inc. (manufacturer of
                                                                                liquid crystal display technology), Chairman
                                                                                and Chief Executive Officer 2002)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUSTEE EMERITUS
-----------------------------------------------------------------------------------------------------------------------------------
Samuel Adams                            Trustee Emeritus                        Retired
(born 10/19/25)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
Maria F. Dwyer(4)                       President               November 2005   Massachusetts Financial Services Company,
(born 12/01/58)                                                                 Executive Vice President and Chief Regulatory
                                                                                Officer (since March 2004); Fidelity Management
                                                                                & Research Company, Vice President (prior to
                                                                                March 2004); Fidelity Group of Funds, President
                                                                                and Treasurer (prior to March 2004)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Tracy Atkinson(4)                       Treasurer               September 2005  Massachusetts Financial Services Company,
(born 12/30/64)                                                                 Senior Vice President (since September 2004);
                                                                                PricewaterhouseCoopers LLP, Partner (prior to
                                                                                September 2004)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Christopher R. Bohane(4)                Assistant Secretary     July 2005       Massachusetts Financial Services Company, Vice
(born 01/18/74)                         and Assistant Clerk                     President and Senior Counsel (since April
                                                                                2003); Kirkpatrick & Lockhart LLP (law firm),
                                                                                Associate (prior to April 2003); Nvest Services
                                                                                Company, Assistant 2001)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Ethan D. Corey(4)                       Assistant Secretary     July 2005       Massachusetts Financial Services Company,
(born 11/21/63)                         and Assistant Clerk                     Special Counsel (since December 2004); Dechert
                                                                                LLP (law firm), Counsel (prior to December
                                                                                2004)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
David L. DiLorenzo(4)                   Assistant Treasurer     July 2005       Massachusetts Financial Services Company, Vice
(born 08/10/68)                                                                 President (since June 2005); JP Morgan Investor
                                                                                Services, Vice President (January 2001 to June
                                                                                2005); State Street Bank, Vice President and
                                                                                Corporate Audit Manager (prior to January 2001)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Timothy M. Fagan(4)                     Assistant Secretary     September 2005  Massachusetts Financial Services Company, Vice
(born 07/10/68)                         and Assistant Clerk                     President and Senior Counsel (since September
                                                                                2005); John Hancock Advisers, LLC, Vice
                                                                                President and Chief Compliance Officer
                                                                                (September 2004 to August 2005) Senior Attorney
                                                                                (prior to September 2004); John Hancock Group
                                                                                of Funds, Vice President and Chief Compliance
                                                                                Officer (September 2004 to December 2004)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Mark D. Fischer(4)                      Assistant Treasurer     July 2005       Massachusetts Financial Services Company, Vice
(born 10/27/70)                                                                 President (since May 2005); JP Morgan
                                                                                Investment Management Company, Vice President
                                                                                (prior to May 2005)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Brian T. Hourihan(4)                    Assistant Secretary     September 2004  Massachusetts Financial Services Company, Vice
(born 11/11/64)                         and Assistant Clerk                     President, Senior Counsel and Assistant
                                                                                Secretary (since June 2004); Affiliated
                                                                                Managers Group, Inc., Chief Legal
                                                                                Officer/Centralized Compliance Program (January
                                                                                to April 2004); Fidelity Research & Management
                                                                                Company, Assistant General Counsel (prior to
                                                                                January 2004)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Ellen Moynihan(4)                       Assistant Treasurer     May 1997        Massachusetts Financial Services President
(born 11/13/57)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Susan S. Newton(4)                      Assistant Secretary     May 2005        Massachusetts Financial Services Company,
(born 03/07/50)                         and Assistant Clerk                     Senior Vice President and Assistant General
                                                                                Counsel (since April 2005); John Hancock
                                                                                Advisers, LLC, Senior Vice President, Secretary
                                                                                and Chief Legal Officer (prior to April 2005);
                                                                                John Hancock Group of Funds, Senior Vice
                                                                                President, Secretary and Chief Legal Officer
                                                                                (prior to April 2005)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Susan A. Pereira(4)                     Assistant Secretary     July 2005       Massachusetts Financial Services Company, Vice
(born 11/05/70)                         and Assistant Clerk                     President and Senior Counsel (since June 2004);
                                                                                Bingham McCutchen LLP (law firm), Associate
                                                                                (January 2001 to June 2004); Preti, Flaherty,
                                                                                Beliveau, Pachios & Haley, LLC, Associate
                                                                                (prior to January 2001)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Frank L. Tarantino                      Independent Chief       September 2004  Tarantino LLC (provider of compliance
(born 03/07/44)                         Compliance Officer                      services), Principal (since June 2004); CRA
                                                                                Business Strategies Group (consulting
                                                                                services), Executive Vice President (April 2003
                                                                                to June 2004); David L. Babson & Co.
                                                                                (investment adviser), Managing Director, Chief
                                                                                Administrative Officer and Director (February
                                                                                1997 to March 2003)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
James O. Yost(4)                        Assistant Treasurer     April 1992      Massachusetts Financial Services President
(born 06/12/60)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------
(1) Date first appointed to serve as Trustee/Officer of a MFS/Sun Life Product. Each Trustee has served continuously since appointment.

(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").

(3) "Interested person" of the Sun Life of Canada (U.S.), within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the Series. The address of
    Sun Life of Canada (U.S.) is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(4) "Interested person" of MFS within the meaning of the 1940 Act. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.

The Series do not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Each
Trustee and officer holds office until his or her successor is chosen and qualified, or until his or her earlier death, resignation, retirement or removal.

All Trustees currently serve as Trustees of the Series and have served in that capacity since originally elected or appointed.
All of the Trustees are also Managers of the Compass Variable Accounts. The executive officers of the MFS Sun Life Series Trust hold similar offices for the Compass Variable Accounts and other funds in the MFS fund complex. Each Trustee serves as a
Trustee or Manager of 34 Accounts/Series.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-752-7215.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Trust's investment advisory agreements with Massachusetts Financial Services Company (MFS) on behalf of the Series. The Trustees consider matters bearing on the Series and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Series. The independent Trustees were assisted in their evaluation of the investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS management during various contract review meetings. The independent Trustees were also assisted in this process by the Series' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreements were considered separately for each Series, although the Trustees also took into account the common interests of all Series in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Trust.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of each Series for various time periods ended December 31, 2004, compared to the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on each Series' advisory fees and other expenses compared to the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of its other clients, including institutional separate account and other clients, (iv) information as to whether, and to what extent applicable, expense waivers, reimbursements or fee "breakpoints" are observed for a Series, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Series, (vi) MFS' views regarding the outlook for the mutual fund industry and its strategic business plans, (vii) descriptions of various functions performed by MFS for the Trust, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Series. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified, and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreements was based on comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below for each Series, while individual Trustees may have given different weight to various factors and evaluated the information presented as a whole differently than another Trustee. The Trustees recognized that the fee arrangements for the Series reflect years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees compared each Series' total return investment performance to the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Series' Initial Class shares in comparison to the performance of funds in its Lipper performance universe over the one-, three- and five-year periods. The Trustees did not rely on performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS during contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. For Series whose performance lagged their peer groups, they discussed MFS' efforts to improve such Series' performance. After reviewing this information, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of each Series' advisory fee, the Trustees considered, among other information, each Series' advisory fee and the total expense ratio of the Series' Initial Class shares as a percentage of average net assets, compared to the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered the generally broader scope of services provided by MFS to the Trust than those provided to institutional accounts. The Trustees also considered the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Series, and the impact on MFS and related expenses due to the more extensive regulatory regime to which the Series are subject, compared to institutional accounts.

The Trustees also considered whether a Series is likely to benefit from any economies of scale due to future asset growth. In this regard, the Trustees reviewed the adequacy of breakpoints, and considered if breakpoints should be implemented for any Series that did not have them.

The Trustees also considered information prepared by MFS relating to its costs and profits with respect to the Series and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the Series and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described below, the Trustees concluded that the advisory fees charged to the Series represent reasonable compensation in light of the nature and quality of the services being provided by MFS.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Series. The Trustees also considered the financial resources of MFS and its affiliation with Sun Life Financial Inc. The Trustees further considered any advantages and possible disadvantages of having an adviser which also serves other investment companies as well as institutional accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Series by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including the 12b-1 fees the Series pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges on the Series' behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Series were satisfactory. The Trustees also considered the benefits to MFS from the use of the Series' portfolio brokerage commissions to pay for research and other similar services (including MFS' current policy not to use "soft dollars" generated by Series portfolio transactions to pay for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Trust, and determined that any such benefits derived by MFS were reasonable and fair.

Based on their evaluation of factors that they deemed to be material, including those factors described above, and the individual Series factors noted below, the Board of Trustees, including a majority of the independent Trustees, concluded that the investment advisory agreements should be continued for an additional one-year period, commencing September 1, 2005.

BOND SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 10th percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 12th percentile for the three-year period and the 11th percentile for the five-year period ended December 31, 2004, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate was higher than, and total expense ratio was approximately at, the median of such fees and expenses of funds in the Lipper expense group. They further noted that the Series' advisory fee rate schedule is not currently subject to any breakpoints. In light of the relatively small size of the Series, the Trustees concluded the fees were satisfactory without implementing breakpoints.

EMERGING MARKETS EQUITY SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 18th percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 28th percentile for the three-year period and the 11th percentile for the five-year period ended December 31, 2004, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate was approximately at, and total expense ratio was lower than, the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

GLOBAL GOVERNMENTS SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 38th percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 35th percentile for the three-year and five-year periods ended December 31, 2004, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted that MFS currently observes a voluntary expense limitation for the Series, which may not be changed without the Trustees' approval. The Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each approximately at the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

GLOBAL TOTAL RETURN SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 7th percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 24th percentile for the three-year period and the 10th percentile for the five-year period ended December 31, 2004, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each lower than the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

GOVERNMENT SECURITIES SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 39th percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 45th percentile for the three-year period and the 36th percentile for the five-year period ended December 31, 2004, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted that MFS currently observes a voluntary expense limitation for the Series, which may not be changed without the Trustees' approval. The Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each approximately at the median of such fees and expenses of funds in the Lipper expense group. They further noted that the Series' advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee contractual breakpoint to reduce the Series' annual advisory fee rate by 0.05% on net assets over $1 billion, which took effect on September 1, 2005. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

HIGH YIELD SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 54th percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 43rd percentile for the three-year period and the 48th percentile for the five-year period ended December 31, 2004, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory. In considering performance, the Trustees noted the change in portfolio management responsibilities in 2004 and enhancements to the investment process.

In considering the fees, the Trustees noted that MFS currently observes a voluntary expense limitation for the Series, which may not be changed without the Trustees' approval. The Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each higher than the median of such fees and expenses of funds in the Lipper expense group. The Trustees also concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

INTERNATIONAL VALUE SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 2nd percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 8th percentile for the three-year period and the 7th percentile for the five-year period ended December 31, 2004, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate was higher than, and the total expense ratio was approximately at, the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

MONEY MARKET SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 53rd percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 58th percentile for the three-year period and the 59th percentile for the five-year period ended December 31, 2004, relative to the Lipper performance universe. In considering performance, the Trustees noted the management team's conservative investment strategy and the narrow dispersion of returns in the Lipper category. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted that MFS currently observes a voluntary expense limitation for the Series, which may not be changed without the Trustees' approval. The Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each higher than the median of such fees and expenses of funds in the Lipper expense group. The Trustees also concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

STRATEGIC INCOME SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 40th percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 48th percentile for the three-year period and the 68th percentile for the five-year period ended December 31, 2004, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each higher than the median of such fees and expenses of funds in the Lipper expense group. They further noted that the Series' advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee contractual breakpoint to reduce the Series' annual advisory fee rate by 0.10% on net assets over $1 billion, which took effect on September 1, 2005, and MFS further agreed to voluntarily reduce the breakpoint to $500 million through April 30, 2007. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

A discussion regarding the Board's most recent review and renewal of the Series' Investment Advisory Agreement with MFS is available by clicking on "Sun Life Annuities" in the "Products and Performance" section of the MFS Web site (mfs.com).

MFS/SUN LIFE SERIES TRUST

INVESTMENT ADVISER

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

CUSTODIAN AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110-2875

PROXY VOTING POLICIES AND INFORMATION

A general description of the series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how each series voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. Each series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Each series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal Revenue Code.

The series below designates the following as capital gain dividend paid during the fiscal year.

                                                  Capital
                                                   Gains
-----------------------------------------------------------------
Bond Series .................................    $3,592,851
Emerging Markets Equity Series ..............       272,379
Global Governments Series ...................        96,874
Global Total Return Series ..................     8,623,607
International Value Series ..................     2,077,175
Strategic Income Series .....................       625,839

The Global Total Return Series designates for corporate shareholders, 10.34% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

The series below intend to pass through foreign tax credits. Income derived from foreign sources and foreign tax credits were as follows:

                                              Foreign
                                               Source               Foreign
                                               Income              Tax Credit
------------------------------------------------------------------------------
Emerging Markets Equity Series ............. $1,968,597             $286,339
Global Total Return Series .................  3,557,809              122,432
International Value Series .................  1,977,933              140,930

Sun Life Financial Distributors Inc.
                                                           SUN-A-ANN-2/06 130M

              MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]

              ANNUAL REPORT o DECEMBER 31, 2005


              Capital Appreciation Series
              Emerging Growth Series
              Global Growth Series
              Massachusetts Investors Trust Series
              Mid Cap Growth Series
              Research Series
              Total Return Series
              Utilities Series

TABLE OF CONTENTS

Letter from the CEO of MFS ............................................       1
Management Reviews ....................................................       1
Portfolio Composition .................................................       6
Performance Summary ...................................................      14
Expense Tables ........................................................      20
Portfolio of Investments ..............................................      22
Financial Statements ..................................................      42
Notes to Financial Statements .........................................      56
Report of Independent Registered Public Accounting Firm ...............      63
Trustees and Officers .................................................      64
Board Review of Investment Advisory Agreements ........................      68
Proxy Voting Policies and Information ............................. Back Cover
Quarterly Portfolio Disclosure .................................... Back Cover
Federal Tax Information ........................................... Back Cover


-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO OF MFS

DEAR CONTRACT OWNERS,

Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

* Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

MANAGEMENT REVIEWS

CAPITAL APPRECIATION SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 0.92%, while Service Class shares provided a total return of 0.63%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 5.26% for the series' benchmark, the Russell 1000 Growth Index.

DETRACTORS FROM PERFORMANCE

The technology sector was the largest detractor from relative performance over the period. Poor stock selection was the primary reason for relative underperformance within the sector. Our holdings in printer products manufacturer Lexmark International*, security software firm Symantec, and networking and communications manufacturer Cisco Systems held back results as these stocks underperformed the index over the reporting period. Underweighting computer manufacturer Apple Computer* also weighed on relative results.

No individual stocks within the leisure sector were among the portfolio's top detractors.

Security selection in the industrial goods and services and retailing sectors also dampened results. In industrial goods and services, manufacturing conglomerate Tyco International (not an index constituent) weakened performance. In retailing, online retailer and services provider IAC/ InterActiveCorp* held back results.

Elsewhere, holdings in motorcycle manufacturer Harley-Davidson* and biotech firm ImClone Systems* hampered results. Our virtual avoidance of drug maker Pfizer*, which outperformed during the period, also held back performance.

The portfolio's cash position was also a detractor from relative performance. The portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the portfolio's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

Stock selection and an underweighted position in the financial services sector, which underperformed the index, added to relative results. No individual stocks within the sector were among the portfolio's top contributors.

Stock selection in the basic materials sector helped relative results. Within the sector, Brazilian iron ore miner Companhia Vale do Rio Doce* (not an index constituent) contributed to performance.

Overweighting the energy sector and strong stock selection in the health care sector also boosted relative performance. In energy, oil and gas supplier Tenaris* (not an index constituent) aided results. In health care, our holdings in biotech firm Amgen, pharmaceutical and diagnostic company Roche Holding (not an index constituent), and hospital operators HCA* and Community Health Systems* proved favorable.

Other individual stocks that contributed to relative performance included drug store chain CVS and microchip and electronics manufacturer Samsung Electronics (not an index constituent). Additionally, not owning International Business Machine (IBM) and underweighting industrial conglomerate General Electric enhanced relative results as both stocks performed poorly relative to the overall index over the period.

* Security was not held in the portfolio at period-end.

EMERGING GROWTH SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 9.14%, while Service Class shares provided a total return of 8.90%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 5.17% for the series' benchmark, the Russell 3000 Growth Index.

CONTRIBUTORS TO PERFORMANCE

Over the period, the financial services, health care, and technology sectors boosted results. In each case, the primary driver was strong stock selection. In financial services, investment management firm Legg Mason and commodities exchange Chicago Mercantile Exchange Holdings were among the top contributors to relative performance. Despite its positive contribution to relative performance, no individual stocks within the health care sector were among the portfolio's top contributors.

In technology, our holdings in Internet search engine Google, maker of flash memory storage products SanDisk, and South Korean microchip and electronics manufacturer Samsung Electronics (not an index constituent) proved beneficial to relative performance. Not holding weak-performing International Business Machines (IBM) also helped relative results.

The portfolio's overweighted position in the utilities and communications sector bolstered results as the sector outperformed the overall index. Broadcast and communications operator American Tower and Latin American wireless communications company America Movil (not an index constituent) were among the portfolio's top relative contributors.

Other individual contributors to performance included drilling rig operator GlobalSantaFe, which is not held in the index, and media image provider Getty Images.

DETRACTORS FROM PERFORMANCE

Stock selection and, to a lesser extent, an overweighted position in the leisure sector detracted from relative performance. Video games maker Electronic Arts was among the portfolio's top detractors over the period. Stock selection in the industrial goods and services and autos and housing sectors also held back results. No individual stocks in the industrial goods and services sector were among the top detractors. In autos and housing, sleep products manufacturer Tempur-Pedic International* dampened relative performance.

While no individual stocks in the special products and services sector were among the portfolio's top detractors during the period, our overweighted position in this sector hampered performance as the sector underperformed the benchmark.

Elsewhere, our holdings in network security software company Symantec* and software provider Mercury Interactive* hurt returns.

In health care, dermatological treatment company Medicis Pharmaceutical*, biotech firms ImClone Systems and Genentech, and health care service provider UnitedHealth Group negatively affected relative performance. Not holding pharmaceutical company Pfizer also proved disappointing as the stock performed better than the overall index during the period. In retailing, discount store Family Dollar Stores* hindered relative results.

During the reporting period, the portfolio's currency exposure was a detractor from relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

* Security was not held in the portfolio at period-end.

GLOBAL GROWTH SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 10.03% while Service Class shares provided a total return of 9.65%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 11.16% for the series' benchmark, the MSCI All Country World Growth Index. The series' other benchmark, the MSCI World Growth Index, provided a return of 9.74%.

DETRACTORS FROM PERFORMANCE

Although our relative underweighting in the technology sector aided results, this was more than offset by security selection in this sector. Our positions in network security software company Symantec, which is not a benchmark constituent, and computer company Dell* hurt relative returns. Not owning strong-performing index constituents Apple Computer and Google also hindered results as both stocks more than doubled over the period.

The financial services and energy sectors also held back results, although no individual holdings in either sector were among the portfolio's top relative detractors. In other sectors, pay-television operator Premiere*, home improvement retailer Kingfisher*, apparel retailer NEXT, and biotech firm ImClone Systems*, which is not a benchmark constituent, dampened performance.

During the reporting period, the portfolio's currency exposure was a detractor from relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the consumer staples, industrial goods and services, and retailing sectors contributed to the portfolio's relative performance over the period. Our positions in strong-performing Brazilian brewer Companhia de Bebidas das Americas* and convenience store operator 7-Eleven*, which is not a benchmark constituent, boosted relative results in the consumer staples and the retailing sectors, respectively. No individual holdings in the industrial goods and services sector were among the portfolio's top contributors.

Elsewhere, our holdings in petrochemical company Reliance Industries, metal miner Companhia Vale do Rio Doce, and global cement producer Cemex* aided portfolio results. Avoiding benchmark constituent International Business Machines (IBM) also helped as shares declined over the year. Other stocks that contributed to performance included consumer finance company AEON Credit Service, generic drug manufacturer Teva Pharmaceutical Industries, oil and gas company Talisman Energy, and electronics manufacturer Samsung Electronics.

* Security was not held in the portfolio at period-end.

MASSACHUSETTS INVESTORS TRUST SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 7.70%, while Service Class shares provided a total return of 7.42%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 4.91% for the series' benchmark, the Standard & Poor's 500 Stock Index (the S&P 500 Stock Index).

CONTRIBUTORS TO PERFORMANCE

During the period, the energy, financial services, and health care sectors contributed to relative performance. Security selection was the primary driver of positive relative returns. In energy, oil field services provider Halliburton, exploration and production company EOG Resources, offshore drilling companies Noble Corp. and Transocean, and Canadian oil and gas company EnCana, which is not an index constituent, contributed to relative performance.

In financial services, investment management firm Legg Mason (not an index constituent) aided relative results. In health care, our holdings in biotech firm Gilead Sciences proved beneficial.

Other individual contributors over the period included personal computer maker Apple Computer and agrichemical products manufacturer Monsanto. Our avoidance of computer products and services provider International Business Machines
(IBM), was also favorable to relative performance, as the stock declined early in the period.

DETRACTORS FROM PERFORMANCE

The utilities and communications sector detracted from relative performance over the period. U.K.-based wireless phone services provider Vodafone Group (not an index constituent) held back relative results. Although the transportation and special products and services sectors also hurt results, no individual stocks within these sectors were among the top detractors of the portfolio.

Elsewhere, pharmaceutical company Abbott Laboratories and orthopedic products designer and marketer Zimmer Holdings hurt the portfolio's relative performance. Also, not holding oil and gas company ExxonMobil hampered results as the stock performed better than the benchmark.

Stocks in other sectors that detracted from results included manufacturing conglomerate Tyco International, direct-sale computer vendor Dell, home improvement products maker Masco, video games maker Electronic Arts, cosmetics and beauty supply company Avon*, and enterprise software giant Oracle.

During the reporting period, the portfolio's currency exposure was a detractor from the portfolio's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

* Security was not held in the portfolio at period-end.

MID CAP GROWTH SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 3.10%, while Service Class shares provided a total return of 2.78%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 12.10% for the series' benchmark, the Russell Midcap Growth Index.

DETRACTORS FROM PERFORMANCE

The retailing, technology, and leisure sectors were the largest detractors from relative performance over the period. In all three sectors, stock selection dampened investment results.

Several individual securities in the technology sector significantly hurt results including network security software company Symantec, which is not a benchmark constituent, business software company Mercury Interactive*, and semiconductor manufacturers PMC-Sierra and Xilinx.

In the leisure sector, radio broadcasting firm Citadel Broadcasting, media company Gemstar-TV Guide*, and cruise line operator Royal Caribbean Cruises*, which is not a benchmark constituent, held back results relative to the benchmark.

No individual stocks within the retailing sector were among the portfolio's top detractors.

Other stocks that hurt performance included for-profit education company Apollo Group, which is not an index constituent, dermatological treatment company Medicis Pharmaceutical, and biotech firm ImClone Systems.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the financial services sector boosted relative performance as our holdings in investment management firm Legg Mason significantly outperformed the benchmark over the period.

Results were aided by our overweighted position in the strong-performing utilities and communications sector. Within this sector, broadcast and communication tower management firm American Tower was the top contributor.

Elsewhere, in technology, networking chip maker Marvell Technology Group, which is not a benchmark constituent, and flash memory storage products maker SanDisk bolstered results. Our positioning in multimedia and publishing software company Adobe Systems also contributed as we added the stock to the portfolio prior to a run-up in share price.

In health care, our holdings in biotech firm Gilead Sciences and medical device company Thoratec, neither of which are benchmark constituents, and non-urban hospital operator Community Health Systems* were among the portfolio's top contributors.

Other individual holdings that benefited portfolio performance included drilling rig operator GlobalSantaFe, which is not a benchmark constituent, and multimedia image provider
Getty Images.

* Security was not held in the portfolio at period-end.

RESEARCH SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 7.94% while Service Class shares provided a total return of 7.71%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 4.91% for the series' benchmark, the Standard & Poor's 500 Stock Index (the S&P 500 Stock Index).

CONTRIBUTORS TO PERFORMANCE

Stock selection in the financial services sector boosted relative performance as our holdings in investment management firm Legg Mason, which is not a benchmark constituent, significantly outperformed the benchmark over the period. Other stocks in this sector that positively impacted results included investment manager Franklin Resources and investment banking firm Goldman Sachs Group.

Security selection in the energy sector also contributed to performance. Our holdings in drilling rig operator GlobalSantaFe, which is not a benchmark constituent, was the top contributing stock within this sector. Other energy stocks that benefited relative results included offshore drilling company Noble Corp., oil field services provider Halliburton*, and French integrated oil company TOTAL, which is not an index constituent.

Although the portfolio benefited from strong stock selection in the special products and services sector, no individual stocks within this sector were among the portfolio's top contributors. Stocks in other sectors that aided performance included flash memory storage products maker SanDisk, multimedia image provider Getty Images, and drug-maker Endo Pharmaceuticals Holdings, none of which are benchmark constituents.

DETRACTORS FROM PERFORMANCE

The technology sector was the largest relative detractor as stock selection within this sector held back results. Our holdings in network security software company Symantec* and computer company Dell proved disappointing as shares of both stocks declined over the period. Additionally, not owning strong-performing benchmark constituent Apple Computer was a drag on relative returns as the stock more than doubled over the year.

The autos and housing and basic materials sectors also hurt results. In autos and housing, our positions in home improvement products maker Masco and motorcycle manufacturer Harley-Davidson* hindered results, while in basic materials, newsprint maker Bowater, which is not an index constituent, was among the top detractors. Elsewhere, biotechnology firm ImClone, apparel retailer Gap, and hospital operator Tenet Healthcare* dampened performance.

During the reporting period, the portfolio's currency exposure was a detractor from relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

* Security was not held in the portfolio at period-end.

TOTAL RETURN SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 3.02%, while Service Class shares provided a total return of 2.81%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 4.91% for the series' benchmark, the Standard & Poor's 500 Stock Index (the S&P 500 Stock Index). The series' other benchmark, the Lehman Brothers U.S. Aggregate Bond Index, provided a return of 2.43%.

DETRACTORS FROM PERFORMANCE

Within the equity portion of the series, security selection in the utilities and communications sector detracted from relative performance. Overweighted positions in independent power producer Calpine* and telecom services provider Verizon Communications held back returns as both stocks lagged the S&P 500 Stock Index.

Security selection within the basic materials sector also weighed on results. During the period, the portfolio's holdings in newsprint maker Bowater (not an S&P 500 Stock Index constituent) hurt relative performance.

A combination of an overweighted position and stock selection within the leisure sector held back investment results. Overweighting poor-performing global entertainment conglomerate Viacom negatively impacted the portfolio's relative performance.

Elsewhere, holdings in health care firm Tenet Healthcare hurt results as the stock underperformed the S&P 500 Stock Index. In technology, positions in network security firm Symantec and telecom equipment company Nortel Networks (not an S&P 500 Stock Index constituent), and the avoidance of strong-performing Apple Computer, detracted from relative performance. Overweighting home improvement firm Masco (in the autos and housing sector) and retailer Gap also held back returns.

During the reporting period, currency exposure within the equity portion of the series was a detractor from relative performance. All of MFS' equity investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

Within the fixed income portion of the series, overweighting "BBB"-rated(1) securities held back performance relative to the Lehman Brothers U.S. Aggregate Bond Index. During the period, spreads on "BBB"-rated debt widened, causing bonds within this quality sector to lose value. Specific sectors that detracted from performance included finance and agency-related debt. In the finance sector, bonds of Ford Motor Credit and General Motors Acceptance Corp hurt returns.

CONTRIBUTORS TO PERFORMANCE

Within the equity portion of the series, a combination of an overweighted position and positive security selection within the strong-performing energy sector boosted performance relative to the S&P 500 Stock Index. Overweighting a number of energy firms contributed to the portfolio's relative results, including oil and gas producer Devon Energy, energy exploration and production company EOG Resources, and offshore drilling company Noble Corp. Positions in drilling rig operator GlobalSantaFe and oil and gas service company Cooper Cameron, neither of which are S&P 500 Stock Index constituents, also helped.

A combination of stock selection and, to a lesser extent, the portfolio's overweighting in the financial services sector contributed to relative results over the period. Although financial services was a top contributing sector on a relative basis, no individual securities within the sector were among the portfolio's top contributors. An overweighted position and positive security selection within the special products and services sector also aided results. Avoiding poor-performing Internet auctioneer eBay benefited returns as the stock underperformed the S&P 500 Stock Index over the period.

Elsewhere, underweighting information technology firm International Business Machines (IBM) and computer manufacturer Dell* in the technology sector added to relative performance. In health care, underweighting weak-performing pharmaceutical giant Pfizer* also boosted results. In the industrial goods and services sector, overweighting aerospace and defense firm Lockheed Martin proved beneficial to performance as the stock outperformed the S&P 500 Stock Index.

Within the fixed income portion of the series, the stance on duration(2) aided performance relative to the Lehman Brothers U.S. Aggregate Bond Index. During the period, the portfolio maintained a shorter duration than the index. Holdings of Treasury securities bolstered performance over the period as did the portfolio's positioning in mortgage-backed and asset-backed securities.

* Security was not held in the portfolio at period-end.

UTILITIES SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 17.23%, while Service Class shares provided a total return of 16.97%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 16.84% for the series' benchmark, the Standard & Poor's 500 Utilities Index.

CONTRIBUTORS TO PERFORMANCE

Strong stock selection in the electric power industry contributed to the portfolio's relative returns for the period. Within this industry, wholesale power generator NRG Energy and Brazilian electricity provider CPFL Energia, neither of which are benchmark constituents, were among the portfolio's top contributors. Additionally, not holding electric power companies Southern Company, independent power producer Calpine, and Progress Energy (all benchmark constituents which lagged overall benchmark returns) aided relative performance.

Our positions in the oil service industry, which is not represented in the index, bolstered results. Oil field services provider Halliburton contributed positively to the portfolio's relative performance over the period.

Stock selection in the natural gas distribution industry also boosted relative performance. Our position in Questar, which is not a benchmark constituent, helped performance as the stock value appreciated significantly over the period. Not owning weak-performing benchmark constituent KeySpan also proved favorable.

Elsewhere, our holdings in Mexican wireless communications company America Movil and Brazilian oil and gas exploration and production company Petroleo Brasileiro, neither of which are benchmark constituents, also had a positive impact on the portfolio's relative results.

DETRACTORS FROM PERFORMANCE

Holdings in the telephone services industry hurt relative results. Several stocks within this industry, which is not represented in the index, were among the portfolio's greatest individual detractors. These included wireless services companies Sprint Nextel, Deutsche Telekom*, and Telefonica*.

Our positions in the broadcast and cable television industry, which is not represented in the index, also hindered relative performance. Among the portfolio's top detractors were media and entertainment company News Corp, cable services provider Comcast, and media giant Viacom.

Although the electric power industry contributed to relative performance, our underweighted positions in several strong-performing benchmark constituents detracted from results. These included TXU, Public Service Enterprise Group*, and FirstEnergy. Our holdings in wireless communications provider Vodafone Group, which is not a benchmark constituent, also held back relative returns.

During the reporting period, the portfolio's currency exposure was a detractor from relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity, and as such, it is common for our portfolios to have different currency exposure than the benchmark.

*Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS/Sun Life series. References to specific securities are not recommendations of such securities, and may not be representative of any MFS/Sun Life series' current or future investments.

The portfolios are actively managed, and current holdings may be different.

Variable annuities are designed for long-term retirement investing; please see your investment professional for more information.

(1) Bonds rated "BBB" or higher are considered investment grade; bonds rated "BB" or lower are considered non-investment grade.

(2) Duration is a measure of a portfolio's sensitivity to changes in interest rates.

PORTFOLIO COMPOSITION -- CAPITAL APPRECIATION SERIES

              PORTFOLIO STRUCTURE

              Stocks                                     97.0%
              Cash & Other Net Assets                     3.0%

              TOP TEN HOLDINGS

              Cisco Systems, Inc.                         3.9%
              ------------------------------------------------
              Wyeth                                       3.3%
              ------------------------------------------------
              Intel Corp.                                 2.9%
              ------------------------------------------------
              Samsung Electronics Co. Ltd., GDR           2.7%
              ------------------------------------------------
              Johnson & Johnson                           2.6%
              ------------------------------------------------
              Wal-Mart Stores, Inc.                       2.6%
              ------------------------------------------------
              QUALCOMM, Inc.                              2.5%
              ------------------------------------------------
              Oracle Corp.                                2.4%
              ------------------------------------------------
              Gilead Sciences, Inc.                       2.4%
              ------------------------------------------------
              Dell, Inc.                                  2.4%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 39.3%
              ------------------------------------------------
              Health Care                                22.7%
              ------------------------------------------------
              Retailing                                  13.1%
              ------------------------------------------------
              Leisure                                     6.3%
              ------------------------------------------------
              Financial Services                          5.7%
              ------------------------------------------------
              Consumer Staples                            2.6%
              ------------------------------------------------
              Industrial Goods & Services                 2.3%
              ------------------------------------------------
              Transportation                              1.6%
              ------------------------------------------------
              Special Products & Services                 1.4%
              ------------------------------------------------
              Autos & Housing                             1.1%
              ------------------------------------------------
              Energy                                      0.9%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- EMERGING GROWTH SERIES

PORTFOLIO STRUCTURE

              PORTFOLIO STRUCTURE

              Stocks                                     98.4%
              Cash & Other Net Assets                     1.6%

              TOP TEN HOLDINGS

              American Tower Corp., "A"                   2.5%
              ------------------------------------------------
              Google, Inc., "A"                           2.5%
              ------------------------------------------------
              Cytyc Corp.                                 2.4%
              ------------------------------------------------
              Gilead Sciences, Inc.                       2.3%
              ------------------------------------------------
              Samsung Electronics Co. Ltd., GDR           2.2%
              ------------------------------------------------
              Adobe Systems, Inc.                         2.0%
              ------------------------------------------------
              QUALCOMM, Inc.                              2.0%
              ------------------------------------------------
              Legg Mason, Inc.                            2.0%
              ------------------------------------------------
              Getty Images, Inc.                          1.9%
              ------------------------------------------------
              Nokia Corp., ADR                            1.9%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 29.1%
              ------------------------------------------------
              Health Care                                22.7%
              ------------------------------------------------
              Financial Services                          9.8%
              ------------------------------------------------
              Leisure                                     8.5%
              ------------------------------------------------
              Retailing                                   6.5%
              ------------------------------------------------
              Energy                                      6.3%
              ------------------------------------------------
              Special Products & Services                 5.2%
              ------------------------------------------------
              Utilities & Communications                  4.7%
              ------------------------------------------------
              Autos & Housing                             1.8%
              ------------------------------------------------
              Consumer Staples                            1.7%
              ------------------------------------------------
              Industrial Goods & Services                 1.0%
              ------------------------------------------------
              Basic Materials                             0.6%
              ------------------------------------------------
              Transportation                              0.5%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- GLOBAL GROWTH SERIES

PORTFOLIO STRUCTURE

              PORTFOLIO STRUCTURE

              Stocks                                     99.3%
              Cash & Other Net Assets                     0.7%

              TOP TEN HOLDINGS

              Samsung Electronics Co. Ltd.                2.0%
              ------------------------------------------------
              AEON Credit Service Co. Ltd.                1.7%
              ------------------------------------------------
              Reckitt Benckiser PLC                       1.5%
              ------------------------------------------------
              TOTAL S.A.                                  1.5%
              ------------------------------------------------
              Roche Holding AG                            1.5%
              ------------------------------------------------
              Johnson & Johnson                           1.4%
              ------------------------------------------------
              GlaxoSmithKline PLC                         1.4%
              ------------------------------------------------
              Intel Corp.                                 1.4%
              ------------------------------------------------
              Vodafone Group PLC                          1.3%
              ------------------------------------------------
              UBS AG                                      1.2%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 16.7%
              ------------------------------------------------
              Financial Services                         15.9%
              ------------------------------------------------
              Health Care                                15.7%
              ------------------------------------------------
              Energy                                      7.9%
              ------------------------------------------------
              Leisure                                     7.9%
              ------------------------------------------------
              Consumer Staples                            7.8%
              ------------------------------------------------
              Basic Materials                             6.6%
              ------------------------------------------------
              Utilities & Communications                  6.2%
              ------------------------------------------------
              Retailing                                   5.5%
              ------------------------------------------------
              Industrial Goods & Services                 3.9%
              ------------------------------------------------
              Special Products & Services                 3.2%
              ------------------------------------------------
              Autos & Housing                             2.0%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              32.8%
              ------------------------------------------------
              Great Britain                              12.2%
              ------------------------------------------------
              Japan                                      12.0%
              ------------------------------------------------
              France                                      9.1%
              ------------------------------------------------
              Switzerland                                 5.7%
              ------------------------------------------------
              Canada                                      2.6%
              ------------------------------------------------
              India                                       2.3%
              ------------------------------------------------
              Brazil                                      2.2%
              ------------------------------------------------
              South Korea                                 2.0%
              ------------------------------------------------
              Other Countries                            19.1%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- MASSACHUSETTS INVESTORS TRUST SERIES

              PORTFOLIO STRUCTURE

              Stocks                                     98.7%
              Cash & Other Net Assets                     1.3%

              TOP TEN HOLDINGS

              American International Group, Inc.          3.4%
              ------------------------------------------------
              Johnson & Johnson                           2.8%
              ------------------------------------------------
              United Technologies Corp.                   2.5%
              ------------------------------------------------
              EMC Corp.                                   2.3%
              ------------------------------------------------
              Lockheed Martin Corp.                       2.1%
              ------------------------------------------------
              Amgen, Inc.                                 2.1%
              ------------------------------------------------
              Bank of America Corp.                       2.1%
              ------------------------------------------------
              Wyeth                                       2.0%
              ------------------------------------------------
              Reckitt Benckiser PLC                       1.8%
              ------------------------------------------------
              Procter & Gamble Co.                        1.8%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         17.0%
              ------------------------------------------------
              Health Care                                16.9%
              ------------------------------------------------
              Technology                                 15.8%
              ------------------------------------------------
              Consumer Staples                            9.9%
              ------------------------------------------------
              Energy                                      9.9%
              ------------------------------------------------
              Industrial Goods & Services                 8.1%
              ------------------------------------------------
              Retailing                                   6.9%
              ------------------------------------------------
              Leisure                                     4.7%
              ------------------------------------------------
              Basic Materials                             3.9%
              ------------------------------------------------
              Utilities & Communications                  3.2%
              ------------------------------------------------
              Transportation                              1.0%
              ------------------------------------------------
              Autos & Housing                             0.8%
              ------------------------------------------------
              Special Products & Services                 0.6%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- MID CAP GROWTH SERIES

PORTFOLIO STRUCTURE

              PORTFOLIO STRUCTURE

              Stocks                                     97.7%
              Cash & Other Net Assets                     2.3%

              TOP TEN HOLDINGS

              American Tower Corp., "A"                   3.2%
              ------------------------------------------------
              Juniper Networks, Inc.                      2.4%
              ------------------------------------------------
              Xilinx, Inc.                                2.1%
              ------------------------------------------------
              Analog Devices, Inc.                        2.1%
              ------------------------------------------------
              Amdocs Ltd.                                 2.1%
              ------------------------------------------------
              Medicis Pharmaceutical Corp., "A"           2.0%
              ------------------------------------------------
              Smith International, Inc.                   1.8%
              ------------------------------------------------
              Corporate Executive Board Co.               1.8%
              ------------------------------------------------
              PETsMART, Inc.                              1.8%
              ------------------------------------------------
              SanDisk Corp.                               1.7%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Health Care                                22.6%
              ------------------------------------------------
              Technology                                 21.0%
              ------------------------------------------------
              Special Products & Services                11.0%
              ------------------------------------------------
              Financial Services                          8.7%
              ------------------------------------------------
              Leisure                                     7.8%
              ------------------------------------------------
              Retailing                                   7.2%
              ------------------------------------------------
              Energy                                      7.1%
              ------------------------------------------------
              Industrial Goods & Services                 4.9%
              ------------------------------------------------
              Utilities & Communications                  3.2%
              ------------------------------------------------
              Autos & Housing                             1.9%
              ------------------------------------------------
              Basic Materials                             1.1%
              ------------------------------------------------
              Consumer Staples                            0.6%
              ------------------------------------------------
              Transportation                              0.6%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- RESEARCH SERIES

PORTFOLIO STRUCTURE

              PORTFOLIO STRUCTURE

              Stocks                                     99.4%
              Cash & Other Net Assets                     0.6%

              TOP TEN HOLDINGS

              Tyco International Ltd.                     2.5%
              ------------------------------------------------
              GlobalSantaFe Corp.                         2.5%
              ------------------------------------------------
              Altria Group, Inc.                          2.4%
              ------------------------------------------------
              Bank of America Corp.                       2.4%
              ------------------------------------------------
              Intel Corp.                                 2.4%
              ------------------------------------------------
              Johnson & Johnson                           2.0%
              ------------------------------------------------
              Franklin Resources, Inc.                    1.9%
              ------------------------------------------------
              Wyeth                                       1.9%
              ------------------------------------------------
              PETsMART, Inc.                              1.9%
              ------------------------------------------------
              Legg Mason, Inc.                            1.8%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         21.1%
              ------------------------------------------------
              Technology                                 14.2%
              ------------------------------------------------
              Health Care                                13.1%
              ------------------------------------------------
              Energy                                      9.7%
              ------------------------------------------------
              Consumer Staples                            7.5%
              ------------------------------------------------
              Retailing                                   6.9%
              ------------------------------------------------
              Basic Materials                             6.7%
              ------------------------------------------------
              Utilities & Communications                  6.7%
              ------------------------------------------------
              Industrial Goods & Services                 6.0%
              ------------------------------------------------
              Leisure                                     4.4%
              ------------------------------------------------
              Special Products & Services                 1.7%
              ------------------------------------------------
              Autos & Housing                             1.4%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- TOTAL RETURN SERIES

              PORTFOLIO STRUCTURE (b)

              Stocks                                     61.1%
              Bonds                                      38.0%
              Cash & Other Net Assets                     0.9%

              TOP TEN HOLDINGS (b)

              Fannie Mae 30 Year, 5.5%                    3.8%
              ------------------------------------------------
              Bank of America Corp.                       2.6%
              ------------------------------------------------
              U.S. Treasury Bonds, 6.25%, 2023            1.7%
              ------------------------------------------------
              Sprint Nextel Corp.                         1.6%
              ------------------------------------------------
              Wyeth                                       1.6%
              ------------------------------------------------
              PNC Financial Services Group, Inc.          1.5%
              ------------------------------------------------
              J.P. Morgan Chase & Co.                     1.5%
              ------------------------------------------------
              U.S. Treasury Notes, 4.75%, 2008            1.4%
              ------------------------------------------------
              Masco Corp.                                 1.3%
              ------------------------------------------------
              Citigroup, Inc.                             1.3%
              ------------------------------------------------

              EQUITY SECTOR WEIGHTINGS

              Financial Services                         16.5%
              ------------------------------------------------
              Energy                                      6.9%
              ------------------------------------------------
              Utilities & Communications                  5.9%
              ------------------------------------------------
              Technology                                  5.5%
              ------------------------------------------------
              Health Care                                 4.9%
              ------------------------------------------------
              Industrial Goods & Services                 4.5%
              ------------------------------------------------
              Basic Materials                             4.0%
              ------------------------------------------------
              Leisure                                     3.8%
              ------------------------------------------------
              Consumer Staples                            3.6%
              ------------------------------------------------
              Retailing                                   2.9%
              ------------------------------------------------
              Autos & Housing                             1.5%
              ------------------------------------------------
              Transportation                              0.6%
              ------------------------------------------------
              Special Products & Services                 0.5%
              ------------------------------------------------

              FIXED INCOME SECTOR WEIGHTINGS (b)

              Mortgage-Backed Securities                 13.7%
              ------------------------------------------------
              High Grade Corporates                       8.7%
              ------------------------------------------------
              U.S. Treasury Securities                    8.7%
              ------------------------------------------------
              U.S. Government Agencies                    4.1%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       1.6%
              ------------------------------------------------
              Asset-Backed Securities                     0.7%
              ------------------------------------------------
              High Yield Corporates                       0.2%
              ------------------------------------------------
              Emerging Market Bonds                       0.2%
              ------------------------------------------------
              Non U.S. Government Bonds                   0.1%
              ------------------------------------------------

(b) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 12/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- UTILITIES SERIES

              PORTFOLIO STRUCTURE (b)

              Stocks                                     92.1%
              Bonds                                       3.0%
              Convertible Preferred Stocks                2.6%
              Cash & Other Net Assets                     2.3%

              TOP TEN HOLDINGS (b)

              NRG Energy, Inc.                            5.2%
              ------------------------------------------------
              TXU Corp.                                   4.4%
              ------------------------------------------------
              AES Corp.                                   4.1%
              ------------------------------------------------
              Exelon Corp.                                3.1%
              ------------------------------------------------
              Constellation Energy Group, Inc.            2.8%
              ------------------------------------------------
              Sprint Nextel Corp.                         2.6%
              ------------------------------------------------
              PPL Corp.                                   2.5%
              ------------------------------------------------
              FPL Group, Inc.                             2.3%
              ------------------------------------------------
              FirstEnergy Corp.                           2.2%
              ------------------------------------------------
              Williams Cos., Inc.                         2.2%
              ------------------------------------------------

              TOP FIVE EQUITY SECTOR WEIGHTINGS

              Electric Power                             51.5%
              ------------------------------------------------
              Telephone Services                         11.0%
              ------------------------------------------------
              Natural Gas Distribution                    6.7%
              ------------------------------------------------
              Broadcast & Cable TV                        6.4%
              ------------------------------------------------
              Natural Gas Pipeline                        4.9%
              ------------------------------------------------

              COUNTRY WEIGHTINGS (b)

              United States                              71.6%
              ------------------------------------------------
              United Kingdom                              4.2%
              ------------------------------------------------
              France                                      3.6%
              ------------------------------------------------
              Mexico                                      3.5%
              ------------------------------------------------
              Germany                                     3.0%
              ------------------------------------------------
              Brazil                                      2.7%
              ------------------------------------------------
              Spain                                       2.5%
              ------------------------------------------------
              Italy                                       2.1%
              ------------------------------------------------
              Canada                                      1.5%
              ------------------------------------------------
              Other countries                             5.3%
              ------------------------------------------------

(b) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 12/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PERFORMANCE SUMMARY

The information below and on the following pages illustrates the historical performance of each series in comparison to its benchmark(s). Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be more than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR UNITS, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT SUNLIFE-USA.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT HOLDER WOULD PAY ON DISTRIBUTIONS OR REDEMPTION OF CONTRACT UNITS.

CAPITAL APPRECIATION SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2005.)

                     Capital Appreciation       Russell 1000
                    Series -- Initial Class     Growth Index
          12/95            $10,000                $10,000
          12/96             12,148                 12,312
          12/97             14,958                 16,066
          12/98             19,251                 22,284
          12/99             25,534                 29,674
          12/00             22,619                 23,020
          12/01             16,890                 18,319
          12/02             11,419                 13,211
          12/03             14,697                 17,141
          12/04             16,317                 18,220
          12/05             16,467                 19,179

TOTAL RETURNS THROUGH 12/31/05

                                    Class
                                  Inception
Initial Class                       Date           1-yr        5-yr      10-yr
--------------------------------------------------------------------------------
Average Annual Total Return        6/12/85        0.92%      -6.15%      5.11%

Service Class                                      1-yr        5-yr      10-yr
--------------------------------------------------------------------------------
Average Annual Total Return        8/24/01        0.63%      -6.36%      5.00%

COMPARATIVE BENCHMARK

                                                   1-yr        5-yr      10-yr
--------------------------------------------------------------------------------
Russell 1000 Growth Index (s)                     5.26%      -3.58%      6.73%

(s) Source: Standard & Poor's Micropal, Inc.

EMERGING GROWTH SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2005).

                        Emerging Growth         Russell 3000
                    Series -- Initial Class     Growth Index
          12/95            $10,000                $10,000
          12/96             11,715                 12,188
          12/97             14,284                 15,691
          12/98             19,123                 21,186
          12/99             33,620                 28,352
          12/00             27,197                 21,996
          12/01             17,794                 17,679
          12/02             11,718                 12,723
          12/03             15,408                 16,664
          12/04             17,448                 17,818
          12/05             19,043                 18,739

TOTAL RETURNS THROUGH 12/31/05
                                    Class
                                  Inception
Initial Class                       Date           1-yr        5-yr      10-yr
-------------------------------------------------------------------------------
Average Annual Total Return        5/01/95        9.14%      -6.88%      6.65%

Service Class                                      1-yr        5-yr      10-yr
-------------------------------------------------------------------------------
Average Annual Total Return        8/24/01        8.90%      -7.09%      6.53%

COMPARATIVE BENCHMARK
                                                   1-yr        5-yr      10-yr
-------------------------------------------------------------------------------
Russell 3000 Growth Index (s)                     5.17%      -3.15%      6.48%

(s) Source: Standard & Poor's Micropal, Inc.

GLOBAL GROWTH SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2005.)

                Global Growth           MSCI World      MSCI All Country
           Series -- Initial Class     Growth Index   World Growth Index(r)
      12/95       $10,000                $10,000
      12/96        11,302                 11,312          $10,000
      12/97        13,034                 13,156           11,485
      12/98        14,938                 17,603           15,000
      12/99        24,984                 23,414           20,218
      12/00        21,700                 17,433           14,988
      12/01        17,438                 14,091           12,207
      12/02        14,062                 11,328            9,879
      12/03        19,046                 14,559           12,779
      12/04        22,019                 16,191           14,272
      12/05        24,229                 17,767           15,865

TOTAL RETURNS THROUGH 12/31/05

                                    Class
                                  Inception
Initial Class                       Date           1-yr        5-yr      10-yr
-------------------------------------------------------------------------------
Average Annual Total Return       11/16/93       10.03%       2.23%      9.25%

Service Class                                      1-yr        5-yr      10-yr
-------------------------------------------------------------------------------
Average Annual Total Return        8/24/01        9.65%       1.97%      9.11%

COMPARATIVE BENCHMARKS

                                                   1-yr        5-yr      10-yr
--------------------------------------------------------------------------------
MSCI All Country World Growth Index (s)(r)       11.16%       1.14%         --
MSCI World Growth Index (s)                       9.74%       0.38%      5.92%

(s) Source: Standard & Poor's Micropal, Inc.
(r) MSCI All Country World Growth Index measures global growth stocks. Returns for the MSCI All-Country World Growth Index are not available for periods prior to January 1, 1997. Therefore the MSCI World Growth Index has been included to supplement the index performance since the portfolio's inception date.

MASSACHUSETTS INVESTORS TRUST SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2005.)

                      Massachusetts
                     Investors Trust         S&P 500
                 Series -- Initial Class   Stock Index

          12/95         $10,000             $10,000
          12/96          12,541              12,294
          12/97          16,546              16,395
          12/98          20,493              21,080
          12/99          21,965              25,515
          12/00          21,984              23,194
          12/01          18,530              20,440
          12/02          14,597              15,924
          12/03          17,930              20,489
          12/04          20,079              22,717
          12/05          21,626              23,832

TOTAL RETURNS THROUGH 12/31/05

                                    Class
                                  Inception
Initial Class                       Date           1-yr        5-yr      10-yr
-------------------------------------------------------------------------------
Average Annual Total Return       11/14/86        7.70%      -0.33%      8.02%

Service Class                                      1-yr        5-yr      10-yr
-------------------------------------------------------------------------------
Average Annual Total Return        8/24/01        7.42%      -0.55%      7.90%

COMPARATIVE BENCHMARK

                                                   1-yr        5-yr      10-yr
-------------------------------------------------------------------------------
S&P 500 Stock Index (s)                           4.91%       0.54%      9.07%

(s) Source: Standard & Poor's Micropal, Inc.

MID CAP GROWTH SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the series' investment operations, August 31, 2000, through December 31, 2005. Index information is from September 1, 2000.)

                          Mid Cap Growth         Russell Midcap
                     Series -- Initial Class     Growth Index
             8/00            $10,000                $10,000
            12/00              9,080                  7,300
            12/01              6,970                  5,829
            12/02              3,686                  4,231
            12/03              5,082                  6,039
            12/04              5,825                  6,974
            12/05              6,005                  7,817

TOTAL RETURNS THROUGH 12/31/05

                                    Class
                                  Inception
Initial Class                       Date           1-yr        5-yr   Life (t)
-------------------------------------------------------------------------------
Average Annual Total Return        8/31/00        3.10%      -7.94%     -9.11%

Service Class                                      1-yr        5-yr   Life (t)
-------------------------------------------------------------------------------
Average Annual Total Return        8/24/01        2.78%      -8.12%     -9.28%

COMPARATIVE BENCHMARK

                                                   1-yr        5-yr   Life (t)
-------------------------------------------------------------------------------
Russell Midcap Growth Index (s)                  12.10%       1.38%     -4.51%

(t) For the period from the commencement of the series' investment operations, August 31, 2000, through December 31, 2005. Index information is from September 1, 2000.
(s) Source: Standard & Poor's Micropal, Inc.

RESEARCH SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2005.)

             Research Series --          S&P 500
               Initial Class           Stock Index
12/95            $10,000                $10,000
12/96             12,376                 12,295
12/97             14,958                 16,395
12/98             18,491                 21,080
12/99             22,955                 25,515
12/00             22,014                 23,194
12/01             17,302                 20,440
12/02             12,958                 15,924
12/03             16,239                 20,489
12/04             18,809                 22,717
12/05             20,303                 23,832

TOTAL RETURNS THROUGH 12/31/05

                                    Class
                                  Inception
Initial Class                       Date           1-yr        5-yr      10-yr
--------------------------------------------------------------------------------
Average Annual Total Return       11/07/94        7.94%      -1.61%      7.34%

Service Class                                      1-yr        5-yr      10-yr
--------------------------------------------------------------------------------
Average Annual Total Return        8/24/01        7.71%      -1.84%      7.21%

COMPARATIVE BENCHMARK

                                                   1-yr        5-yr      10-yr
--------------------------------------------------------------------------------
S&P 500 Stock Index (s)                           4.91%       0.54%      9.07%

(s) Source: Standard & Poor's Micropal, Inc.

TOTAL RETURN SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2005.)

                                       Lehman Brothers
                  Total Return          U.S. Aggregate        S&P 500
             Series -- Initial Class      Bond Index        Stock Index
      12/95         $10,000                $10,000           $10,000
      12/96          11,410                 10,363            12,295
      12/97          13,918                 11,364            16,395
      12/98          15,547                 12,351            21,080
      12/99          15,989                 12,249            25,515
      12/00          18,670                 13,673            23,194
      12/01          18,767                 14,828            20,440
      12/02          17,700                 16,348            15,924
      12/03          20,736                 17,019            20,489
      12/04          23,114                 17,758            22,717
      12/05          23,813                 18,189            23,832

TOTAL RETURNS THROUGH 12/31/05

                                    Class
                                  Inception
Initial Class                       Date           1-yr        5-yr      10-yr
-------------------------------------------------------------------------------
Average Annual Total Return        5/11/88        3.02%       4.99%      9.06%

Service Class                                      1-yr        5-yr      10-yr
-------------------------------------------------------------------------------
Average Annual Total Return        8/24/01        2.81%       4.76%      8.95%

COMPARATIVE BENCHMARKS

                                                   1-yr        5-yr      10-yr
-------------------------------------------------------------------------------
S&P 500 Stock Index (s)                           4.91%       0.54%      9.07%
Lehman Brothers U.S. Aggregate
Bond Index (s)                                    2.43%       5.87%      6.16%

(s) Source: Standard & Poor's Micropal, Inc.

UTILITIES SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2005.)

                      Utilities Series --     Standard & Poor's
                         Initial Class       500 Utilities Index
          12/95            $10,000                $10,000
          12/96             12,037                 10,568
          12/97             15,975                 13,174
          12/98             18,778                 15,128
          12/99             24,655                 13,739
          12/00             26,380                 21,596
          12/01             19,960                 15,023
          12/02             15,197                 10,517
          12/03             20,706                 13,278
          12/04             26,995                 16,502
          12/05             31,646                 19,282

TOTAL RETURNS THROUGH 12/31/05

                                    Class
                                  Inception
Initial Class                       Date           1-yr        5-yr      10-yr
-------------------------------------------------------------------------------
Average Annual Total Return       11/16/93       17.23%       3.71%     12.21%

Service Class                                      1-yr        5-yr      10-yr
-------------------------------------------------------------------------------
Average Annual Total Return        8/24/01       16.97%       3.48%     12.09%

COMPARATIVE BENCHMARK

                                                   1-yr        5-yr      10-yr
-------------------------------------------------------------------------------
Standard & Poor's 500 Utilities Index (s)        16.84%      -2.24%      6.79%

(s) Source: Standard & Poor's Micropal, Inc.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class shares performance shown is higher than it would have been had Service Class shares been offered for the entire period.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

INDEX DEFINITIONS

RUSSELL 1000 GROWTH INDEX -- constructed to provide a comprehensive barometer for growth securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.
RUSSELL 3000 GROWTH INDEX -- constructed to provide a comprehensive barometer for the growth securities in the small to large-cap segment of the U.S. equity universe. Companies in this Index generally have higher price-to-book ratios and higher forecasted growth values.
MSCI ALL COUNTRY WORLD GROWTH INDEX -- a market capitalization index that is designed to measure equity market performance for growth securities in the global developed and emerging markets.
MSCI WORLD GROWTH INDEX -- a market capitalization index that is designed to measure global developed market equity performance for growth securities. RUSSELL MIDCAP GROWTH INDEX -- constructed to provide a comprehensive barometer for the growth securities in the mid-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.
STANDARD & POOR'S 500 STOCK INDEX -- a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX -- measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
STANDARD & POOR'S 500 UTILITIES INDEX -- a capitalization-weighted index designed to measure the utilities sector, including those companies considered electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power.

It is not possible to invest directly in an index.

KEY RISK CONSIDERATIONS

CAPITAL APPRECIATION SERIES

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments.

EMERGING GROWTH SERIES

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates may affect the portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Growth stocks may perform differently from the general stock market and can be more volatile than other types of stocks.

GLOBAL GROWTH SERIES

Stock markets are volatile and can decline due to adverse issuer, political regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates may affect the portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. Because MFS may invest a relatively large percentage of the portfolio's assets in issuers located in a single country or a small number of countries, the portfolio's performance could be closely tied to the market, economic, political or regulatory conditions and developments in those countries and could be more volatile than the performance of more geographically diversified portfolios. Growth stocks may perform differently from the general stock market and can be more volatile than other types of stocks.

MASSACHUSETTS INVESTORS TRUST SERIES

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments.

MID CAP GROWTH SERIES

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. The securities of medium size companies may be more volatile than those of larger companies. Growth stocks may perform differently from the general stock market and can be more volatile than other types of stocks.

RESEARCH SERIES

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments.

TOTAL RETURN SERIES

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. The portfolio's yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities. Derivatives involve risks different from, and greater than, those of the underlying indicator's in whose value the derivative is based. The value of the derivative can move in unexpected ways and result in unanticipated losses and increased volatility if the value of the underlying indicator(s) does not move in the direction or the extent anticipated.

UTILITIES SERIES

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Because the portfolio's investments are focused in a particular industry or sector, the portfolio's performance may depend more heavily on the performance of that industry or sector and therefore may be more volatile than the market as a whole. The portfolio's yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities. Derivatives involve risks different from, and greater than, those of the underlying indicator's in whose value the derivative is based. The value of the derivative can move in unexpected ways and result in unanticipated losses and increased volatility if the value of the underlying indicator(s) does not move in the direction or the extent anticipated. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time.

When you sell units, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risks considerations.

EXPENSE TABLES
SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JULY 1, 2005 THROUGH DECEMBER 31, 2005

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
CAPITAL                            Expense           Value            Value          During Period (p)
APPRECIATION SERIES                 Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
-------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            0.85%          $1,000.00        $1,034.30              $4.36
  Hypothetical (h)                  0.85%          $1,000.00        $1,020.92              $4.33
Service Class
  Actual                            1.11%          $1,000.00        $1,033.40              $5.69
  Hypothetical (h)                  1.11%          $1,000.00        $1,019.61              $5.65

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
EMERGING                           Expense           Value            Value          During Period (p)
GROWTH SERIES                       Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
-------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            0.84%          $1,000.00        $1,109.80              $4.47
  Hypothetical (h)                  0.84%          $1,000.00        $1,020.97              $4.28
Service Class
  Actual                            1.09%          $1,000.00        $1,108.30              $5.79
  Hypothetical (h)                  1.09%          $1,000.00        $1,019.71              $5.55

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
                                   Expense           Value            Value          During Period (p)
GLOBAL GROWTH SERIES                Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
-------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            1.08%          $1,000.00        $1,130.90              $5.80
  Hypothetical (h)                  1.08%          $1,000.00        $1,019.76              $5.50
Service Class
  Actual                            1.33%          $1,000.00        $1,129.00              $7.14
  Hypothetical (h)                  1.33%          $1,000.00        $1,018.50              $6.77

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
MASSACHUSETTS                      Expense           Value            Value          During Period (p)
INVESTORS TRUST SERIES              Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
-------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            0.63%          $1,000.00        $1,079.90              $3.30
  Hypothetical (h)                  0.63%          $1,000.00        $1,022.03              $3.21
Service Class
  Actual                            0.88%          $1,000.00        $1,078.50              $4.61
  Hypothetical (h)                  0.88%          $1,000.00        $1,020.77              $4.48

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
                                   Expense           Value            Value          During Period (p)
MID CAP GROWTH SERIES               Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
-------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            0.89%          $1,000.00        $1,075.50              $4.66
  Hypothetical (h)                  0.89%          $1,000.00        $1,020.72              $4.53
Service Class
  Actual                            1.14%          $1,000.00        $1,074.40              $5.96
  Hypothetical (h)                  1.14%          $1,000.00        $1,019.46              $5.80

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
                                   Expense           Value            Value          During Period (p)
RESEARCH SERIES                     Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
-------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            0.84%          $1,000.00        $1,069.70              $4.38
  Hypothetical (h)                  0.84%          $1,000.00        $1,020.97              $4.28
Service Class
  Actual                            1.09%          $1,000.00        $1,068.80              $5.68
  Hypothetical (h)                  1.09%          $1,000.00        $1,019.71              $5.55

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
                                   Expense           Value            Value          During Period (p)
TOTAL RETURN SERIES                 Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
-------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            0.71%          $1,000.00        $1,021.90              $3.62
  Hypothetical (h)                  0.71%          $1,000.00        $1,021.63              $3.62
Service Class
  Actual                            0.96%          $1,000.00        $1,021.00              $4.89
  Hypothetical (h)                  0.96%          $1,000.00        $1,020.37              $4.89

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
                                   Expense           Value            Value          During Period (p)
UTILITIES SERIES                    Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
-------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            0.84%          $1,000.00        $1,079.90              $4.40
  Hypothetical (h)                  0.84%          $1,000.00        $1,020.97              $4.28
Service Class
  Actual                            1.10%          $1,000.00        $1,079.10              $5.76
  Hypothetical (h)                  1.10%          $1,000.00        $1,019.66              $5.60

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
CAPITAL APPRECIATION SERIES
STOCKS -- 97.0%


Issuer                                       Shares/Par($)          Value ($)
APPAREL MANUFACTURERS -- 2.0%
Cintas Corp. .............................         160,300         $  6,601,154
Nike, Inc., "B" ..........................          78,370            6,801,732
                                                                   ------------
                                                                   $ 13,402,886
                                                                   ------------
AUTOMOTIVE -- 1.1%
Harman International Industries, Inc. ....          79,380         $  7,767,333
                                                                   ------------

BANKS & CREDIT COMPANIES -- 2.3%
American Express Co. .....................         101,600         $  5,228,336
SLM Corp. ................................         181,610           10,004,895
UBS AG ...................................           8,260              785,939
                                                                   ------------
                                                                   $ 16,019,170
                                                                   ------------
BIOTECHNOLOGY -- 5.3%
Amgen, Inc.(n) ...........................         133,030         $ 10,490,746
Genzyme Corp.(n) .........................         128,430            9,090,275
Gilead Sciences, Inc.(n) .................         316,070           16,634,764
                                                                   ------------
                                                                   $ 36,215,785
                                                                   ------------
BROADCAST & CABLE TV -- 2.2%
Grupo Televisa S.A., ADR .................          75,020         $  6,039,110
Univision Communications, Inc., "A"(n) ...         142,900            4,199,831
Walt Disney Co. ..........................         195,900            4,695,723
                                                                   ------------
                                                                   $ 14,934,664
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 1.2%
Chicago Mercantile Exchange Holdings, Inc.          10,950         $  4,024,016
Merrill Lynch & Co., Inc. ................          61,100            4,138,303
                                                                   ------------
                                                                   $  8,162,319
                                                                   ------------
BUSINESS SERVICES -- 1.4%
Getty Images, Inc.(n) ....................          46,650         $  4,164,446
Infosys Technologies Ltd., ADR ...........          68,300            5,522,738
                                                                   ------------
                                                                   $  9,687,184
                                                                   ------------
COMPUTER SOFTWARE -- 7.6%
Adobe Systems, Inc. ......................         365,000         $ 13,490,400
Check Point Software Technologies Ltd.(n)          129,600            2,604,960
Microsoft Corp. ..........................         554,640           14,503,836
Oracle Corp.(n) ..........................       1,363,880           16,652,975
Symantec Corp.(n) ........................         292,680            5,121,900
                                                                   ------------
                                                                   $ 52,374,071
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 4.8%
Amdocs Ltd.(n) ...........................         373,880         $ 10,281,700
Dell, Inc.(n) ............................         546,000           16,374,540
LG Philips LCD Co. Ltd., ADR(n) ..........         285,400            6,124,684
                                                                   ------------
                                                                   $ 32,780,924
                                                                   ------------
CONSUMER GOODS & SERVICES -- 1.1%
Procter & Gamble Co. .....................         129,200         $  7,478,096
                                                                   ------------

ELECTRICAL EQUIPMENT -- 1.9%
Cooper Industries Ltd., "A" ..............          47,100         $  3,438,300
General Electric Co. .....................         110,100            3,859,005
Tyco International Ltd. ..................         205,380            5,927,267
                                                                   ------------
                                                                   $ 13,224,572
                                                                   ------------
ELECTRONICS -- 11.5%
Analog Devices, Inc. .....................         170,400         $  6,112,248
Applied Materials, Inc. ..................         219,500            3,937,830
Intel Corp. ..............................         809,440           20,203,622
KLA-Tencor Corp. .........................          81,200            4,005,596
Marvell Technology Group Ltd.(n) .........          58,800            3,298,092
Samsung Electronics Co. Ltd., GDR(n) .....          56,790           18,712,305
SanDisk Corp.(n) .........................         131,260         $  8,245,753
Taiwan Semiconductor Manufacturing Co.
  Ltd., ADR ..............................         609,940            6,044,505
Xilinx, Inc. .............................         330,430            8,330,140
                                                                   ------------

                                                                   $ 78,890,091
                                                                   ------------
FOOD & DRUG STORES -- 0.9%
CVS Corp. ................................         243,200         $  6,425,344
                                                                   ------------

FOOD & NON-ALCOHOLIC BEVERAGES -- 1.5%
PepsiCo, Inc. ............................         177,130         $ 10,464,840
                                                                   ------------

GAMING & LODGING -- 2.3%
Carnival Corp. ...........................         164,700         $  8,806,509
Royal Caribbean Cruises Ltd. .............          63,400            2,856,804
Starwood Hotels & Resorts Worldwide, Inc. .         65,100            4,157,286
                                                                   ------------

                                                                   $ 15,820,599
                                                                   ------------
GENERAL MERCHANDISE -- 5.2%
Kohl's Corp.(n) ..........................         183,130         $  8,900,118
Target Corp. .............................         164,760            9,056,857
Wal-Mart Stores, Inc. ....................         374,130           17,509,284
                                                                   ------------

                                                                   $ 35,466,259
                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS -- 1.0%
UnitedHealth Group, Inc. .................         110,970         $  6,895,676
                                                                   ------------

INSURANCE -- 2.2%
Ace Ltd. .................................          79,120         $  4,228,173
American International Group, Inc. .......         157,150           10,722,345
                                                                   ------------

                                                                   $ 14,950,518
                                                                   ------------
INTERNET -- 2.8%
Google, Inc., "A"(n) .....................          33,870         $ 14,051,308
Yahoo!, Inc.(n) ..........................         138,060            5,409,191
                                                                   ------------

                                                                   $ 19,460,499
                                                                   ------------
LEISURE & TOYS -- 1.2%
Electronic Arts, Inc.(n) .................         161,930         $  8,470,559
                                                                   ------------

MACHINERY & TOOLS -- 0.4%
Illinois Tool Works, Inc. ................          33,370         $  2,936,226
                                                                   ------------

MEDICAL EQUIPMENT -- 4.7%
Advanced Medical Optics, Inc.(n) .........         175,550         $  7,337,990
Alcon, Inc. ..............................          48,300            6,259,680
DENTSPLY International, Inc. .............          40,100            2,152,969
Medtronic, Inc. ..........................         125,610            7,231,368
St. Jude Medical, Inc.(n) ................         178,300            8,950,660
                                                                   ------------

                                                                   $ 31,932,667
                                                                   ------------
NETWORK & TELECOM -- 9.3%
Cisco Systems, Inc.(n) ...................       1,559,330         $ 26,695,730
Corning, Inc.(n) .........................         684,480           13,456,877
Juniper Networks, Inc.(n) ................         149,100            3,324,930
Nokia Corp., ADR .........................         176,030            3,221,349
QUALCOMM, Inc. ...........................         393,080           16,933,886
                                                                   ------------

                                                                   $ 63,632,772
                                                                   ------------
OIL SERVICES -- 0.9%
Noble Corp. ..............................          85,220         $  6,011,419
                                                                   ------------

PERSONAL COMPUTERS & PERIPHERALS -- 3.3%
EMC Corp.(n) .............................       1,198,000         $ 16,316,760
Network Appliance, Inc.(n) ...............         226,800            6,123,600
                                                                   ------------
                                                                   $ 22,440,360
                                                                   ------------
PHARMACEUTICALS -- 11.7%
Abbott Laboratories ......................         241,590         $  9,525,894
Eli Lilly & Co. ..........................         213,420           12,077,438
Johnson & Johnson ........................         291,510           17,519,751
Roche Holding AG .........................          59,970            8,994,702
Teva Pharmaceutical Industries Ltd., ADR .         210,920            9,071,669
Wyeth ....................................         491,530           22,644,787
                                                                   ------------
                                                                   $ 79,834,241
                                                                   ------------
RESTAURANTS -- 0.6%
Cheesecake Factory, Inc.(n) ..............          31,100         $  1,162,829
P.F. Chang's China Bistro, Inc.(n) .......          58,300            2,893,429
                                                                   ------------
                                                                   $  4,056,258
                                                                   ------------
SPECIALTY STORES -- 5.0%
Home Depot, Inc. .........................         206,200         $  8,346,976
Lowe's Cos., Inc. ........................          65,890            4,392,227
PETsMART, Inc. ...........................         230,320            5,910,011
Staples, Inc. ............................         296,100            6,724,431
Williams-Sonoma, Inc.(n) .................         197,800            8,535,070
                                                                   ------------
                                                                   $ 33,908,715
                                                                   ------------
TRUCKING -- 1.6%
FedEx Corp. ..............................          56,070         $  5,797,077
United Parcel Service, Inc., "B" .........          70,300            5,283,045
                                                                   ------------
                                                                   $ 11,080,122
                                                                   ------------
    Total Stocks (Identified Cost, $643,729,234) .........         $664,724,169
                                                                   ------------

SHORT-TERM OBLIGATION -- 2.9%
General Electric Capital Corp., 4.2%,
  due 1/03/06, at Amortized Cost (y) .....     $19,643,000         $ 19,638,417
                                                                   ------------
    Total Investments
      (Identified Cost, $663,367,651) ....................         $684,362,586
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- 0.1% ...............................              596,093
                                                                   ------------
    Net Assets -- 100.0% .................................         $684,958,679
                                                                   ============

           See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
EMERGING GROWTH SERIES
STOCKS -- 98.4%

Issuer                                       Shares/Par($)          Value ($)

AEROSPACE -- 0.5%
ITT Industries, Inc. .....................          19,300         $  1,984,426
                                                                   ------------

AUTOMOTIVE -- 1.5%
Harman International Industries, Inc. ....          58,510         $  5,725,204
                                                                   ------------

BANKS & CREDIT COMPANIES -- 1.4%
SLM Corp. ................................          92,250         $  5,082,053
                                                                   ------------

BIOTECHNOLOGY -- 7.6%
Affymetrix, Inc.(l)(n) ...................          11,500         $    549,125
Amgen, Inc.(n) ...........................          29,620            2,335,833
Celgene Corp.(n) .........................          31,400            2,034,720
CV Therapeutics, Inc.(l)(n) ..............           6,800              168,164
Gen-Probe, Inc.(l)(n) ....................          37,970            1,852,556
Genentech, Inc.(n) .......................          14,600            1,350,500
Genzyme Corp.(n) .........................          57,180            4,047,200
Gilead Sciences, Inc.(n) .................         159,200            8,378,696
Human Genome Sciences, Inc.(l)(n) ........          38,800              332,128
ImClone Systems, Inc.(l)(n) ..............          39,300            1,345,632
Keryx Biopharmaceuticals, Inc.(n) ........          11,600              169,824
MedImmune, Inc.(n) .......................          67,410            2,360,698
Neurochem, Inc.(n) .......................          14,440              206,059
Neurocrine Biosciences, Inc.(l)(n) .......          47,340            2,969,638
                                                                   ------------
                                                                   $ 28,100,773
                                                                   ------------
BROADCAST & CABLE TV -- 1.7%
Grupo Televisa S.A., ADR .................          65,010         $  5,233,305
XM Satellite Radio Holdings, Inc., "A"(n) .         33,300              908,424
                                                                   ------------
                                                                   $  6,141,729
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 7.4%
Chicago Mercantile Exchange Holdings, Inc.          13,130         $  4,825,144
Deutsche Boerse AG .......................          18,500            1,894,249
Euronext N.V .............................          39,900            2,076,699
Franklin Resources, Inc. .................          23,400            2,199,834
Goldman Sachs Group, Inc. ................          29,700            3,792,987
Greenhill & Co., Inc.(l) .................          26,500            1,488,240
IntercontinentalExchange, Inc.(n) ........          33,620            1,222,087
Lazard Ltd.(l) ...........................          52,100            1,661,990
Legg Mason, Inc. .........................          61,030            7,304,681
Lehman Brothers Holdings, Inc. ...........           8,210            1,052,276
                                                                   ------------
                                                                   $ 27,518,187
                                                                   ------------
BUSINESS SERVICES -- 4.2%
CheckFree Corp.(n) .......................           8,200         $    376,380
Cognizant Technology Solutions Corp.,
  "A"(n) .................................          15,400              775,390
Corporate Executive Board Co. ............          25,800            2,314,260
DST Systems, Inc.(n) .....................          37,390            2,240,035
Getty Images, Inc.(l)(n) .................          78,460            7,004,124
Monster Worldwide, Inc.(n) ...............          37,000            1,510,340
Universal Technical Institute, Inc.(n) ...          44,800            1,386,112
                                                                   ------------
                                                                   $ 15,606,641
                                                                   ------------
CHEMICALS -- 0.3%
Nalco Holding Co.(n) .....................          59,240         $  1,049,140
                                                                   ------------

COMPUTER SOFTWARE -- 4.1%
Adobe Systems, Inc. ......................         205,600         $  7,598,976
MicroStrategy, Inc., "A"(l)(n) ...........          19,640            1,625,014
Oracle Corp.(n) ..........................         266,970            3,259,704
TIBCO Software, Inc.(n) ..................         365,500            2,730,285
                                                                   ------------
                                                                   $ 15,213,979
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 3.9%
Amdocs Ltd.(n) ...........................         177,600         $  4,884,000
Apple Computer, Inc.(n) ..................          71,300            5,125,757
Dell, Inc.(n) ............................          89,420            2,681,706
LG Philips LCD Co. Ltd., ADR(n) ..........          89,600            1,922,816
                                                                   ------------
                                                                   $ 14,614,279
                                                                   ------------
CONSTRUCTION -- 0.3%
CEMEX S.A. de C.V., ADR(l) ...............          21,300         $  1,263,729
                                                                   ------------

CONSUMER GOODS & SERVICES -- 1.0%
ITT Educational Services, Inc.(n) ........          26,300         $  1,554,593
Strayer Education, Inc.(l) ...............          22,570            2,114,809
                                                                   ------------

                                                                   $  3,669,402
                                                                   ------------
ELECTRICAL EQUIPMENT -- 0.5%
Rockwell Automation, Inc. ................          33,100         $  1,958,196
                                                                   ------------

ELECTRONICS -- 6.4%
Analog Devices, Inc. .....................          41,350         $  1,483,225
AU Optronics Corp., ADR(l) ...............         128,935            1,935,314
Marvell Technology Group Ltd.(n) .........          56,400            3,163,476
Samsung Electronics Co. Ltd., GDR ........          24,530            8,082,635
SanDisk Corp.(n) .........................          63,000            3,957,660
Tessera Technologies, Inc.(n) ............          21,200              548,020
Xilinx, Inc. .............................         179,690            4,529,985
                                                                   ------------
                                                                   $ 23,700,315
                                                                   ------------
ENERGY -- INDEPENDENT -- 1.0%
EOG Resources, Inc. ......................          26,800         $  1,966,316
Peabody Energy Corp. .....................          20,000            1,648,400
                                                                   ------------
                                                                   $  3,614,716
                                                                   ------------
ENTERTAINMENT -- 0.5%
Pixar Animation Studios(l)(n) ............          37,200         $  1,961,184
                                                                   ------------

FOOD & DRUG STORES -- 1.3%
Walgreen Co. .............................          80,790         $  3,575,765
Whole Foods Market, Inc. .................          14,800            1,145,372
                                                                   ------------
                                                                   $  4,721,137
                                                                   ------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 1.7%
Cadbury Schweppes PLC ....................         199,260         $  1,882,028
PepsiCo, Inc. ............................          72,260            4,269,121
                                                                   ------------
                                                                   $  6,151,149
                                                                   ------------
GAMING & LODGING -- 2.0%
Great Canadian Gaming Corp.(n) ...........          55,200         $    777,385
Hilton Group PLC .........................         206,900            1,292,716
International Game Technology ............          31,900              981,882
Kerzner International Ltd.(l)(n) .........          21,800            1,498,750
Las Vegas Sands Corp.(l)(n) ..............          22,100              872,287
Station Casinos, Inc.(l) .................          29,200            1,979,760
                                                                   ------------

                                                                   $  7,402,780
                                                                   ------------
GENERAL MERCHANDISE -- 1.4%
Kohl's Corp.(n) ..........................          51,120         $  2,484,432
Target Corp. .............................          32,470            1,784,876
Wal-Mart de Mexico S.A. de C.V ...........         188,730            1,048,821
                                                                   ------------

                                                                   $  5,318,129
                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS -- 2.0%
UnitedHealth Group, Inc. .................          36,000         $  2,237,040
WellPoint, Inc.(n) .......................          62,840            5,014,004
                                                                   ------------
                                                                   $  7,251,044
                                                                   ------------
INSURANCE -- 1.0%
Ace Ltd. .................................          68,400         $  3,655,296
                                                                   ------------

INTERNET -- 4.6%
CNET Networks, Inc.(n) ...................          65,900         $    968,071
Google, Inc., "A"(n) .....................          22,210            9,214,041
Yahoo!, Inc.(n) ..........................         172,230            6,747,971
                                                                   ------------

                                                                   $ 16,930,083
                                                                   ------------
LEISURE & TOYS -- 2.7%
Activision, Inc.(n) ......................         193,173         $  2,654,197
Electronic Arts, Inc.(n) .................         111,920            5,854,535
THQ, Inc.(l)(n) ..........................          64,700            1,543,095
                                                                   ------------

                                                                   $ 10,051,827
                                                                   ------------
MEDICAL EQUIPMENT -- 7.9%
Advanced Medical Optics, Inc.(n) .........         102,200         $  4,271,960
Alcon, Inc. ..............................          38,300            4,963,680
Cytyc Corp.(n) ...........................         317,560            8,964,719
Millipore Corp.(n) .......................          75,860            5,009,794
ResMed, Inc.(n) ..........................          31,300            1,199,103
St. Jude Medical, Inc.(n) ................         101,590            5,099,818
                                                                   ------------

                                                                   $ 29,509,074
                                                                   ------------
METALS & MINING -- 0.3%
Companhia Vale do Rio Doce, ADR ..........          30,260         $  1,244,896
                                                                   ------------

NETWORK & TELECOM -- 8.0%
Corning, Inc.(n) .........................         202,100         $  3,973,286
F5 Networks, Inc.(n) .....................          45,700            2,613,583
Juniper Networks, Inc.(n) ................         276,358            6,162,783
NeuStar, Inc., "A"(l)(n) .................          37,600            1,146,424
Nokia Corp., ADR .........................         381,400            6,979,620
QUALCOMM, Inc. ...........................         172,380            7,426,130
Research In Motion Ltd.(n) ...............          21,900            1,445,619
                                                                   ------------

                                                                   $ 29,747,445
                                                                   ------------
OIL SERVICES -- 5.3%
BJ Services Co. ..........................          79,960         $  2,932,133
ENSCO International, Inc. ................          62,200            2,758,570
GlobalSantaFe Corp. ......................         109,000            5,248,350
National Oilwell Varco, Inc.(n) ..........          61,200            3,837,240
Noble Corp. ..............................          43,600            3,075,544
Smith International, Inc.(l) .............          53,340            1,979,447
                                                                   ------------

                                                                   $ 19,831,284
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS -- 2.1%
EMC Corp.(n) .............................         380,590         $  5,183,636
M-Systems Flash Disk Pioneers Ltd.(l)(n) .          82,100            2,719,152
                                                                   ------------

                                                                   $  7,902,788
                                                                   ------------
PHARMACEUTICALS -- 5.2%
Allergan, Inc. ...........................          55,090         $  5,947,516
Johnson & Johnson ........................          54,190            3,256,819
Roche Holding AG .........................          39,350            5,901,977
Teva Pharmaceutical Industries Ltd., ADR(l).       100,030            4,302,290
                                                                   ------------

                                                                   $ 19,408,602
                                                                   ------------
PRINTING & PUBLISHING -- 0.2%
Playboy Enterprises, Inc.,"B"(l)(n) ......          56,060         $    778,673
                                                                   ------------

RESTAURANTS -- 1.4%
Cheesecake Factory, Inc.(n) ..............          44,180         $  1,651,890
Starbucks Corp.(n) .......................         123,700            3,712,237
                                                                   ------------

                                                                   $  5,364,127
                                                                   ------------
SPECIALTY STORES -- 3.8%
Aeropostale, Inc.(n) .....................          58,000         $  1,525,400
Best Buy Co., Inc. .......................          43,750            1,902,250
Chico's FAS, Inc.(l)(n) ..................          40,700            1,787,951
Circuit City Stores, Inc. ................          88,200            1,992,438
PETsMART, Inc. ...........................          63,700            1,634,542
Submarino S.A.(n) ........................          99,280            1,762,241
Urban Outfitters, Inc.(n) ................          90,600            2,293,086
Williams-Sonoma, Inc.(n) .................          26,300            1,134,845
                                                                   ------------

                                                                   $ 14,032,753
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 1.0%
America Movil S.A. de C.V., "L", ADR(l) ..         121,820         $  3,564,453
                                                                   ------------

TELEPHONE SERVICES -- 3.7%
American Tower Corp., "A"(n) .............         342,245         $  9,274,840
Orascom Telecom Holding (S.A.E), GDR .....          15,800              845,300
Sprint Nextel Corp. ......................         157,460            3,678,266
                                                                   ------------

                                                                   $ 13,798,406
                                                                   ------------
TRUCKING -- 0.5%
UTi Worldwide, Inc. ......................          19,900         $  1,847,516
                                                                   ------------
    Total Stocks (Identified Cost, $306,913,268) .........         $365,715,415
                                                                   ------------

SHORT-TERM OBLIGATION -- 1.4%
General Electric Capital Corp., 4.2%,
  due 1/03/06, at Amortized Cost (y) .....     $ 5,313,000         $  5,311,760
                                                                   ------------

COLLATERAL FOR SECURITIES LOANED -- 7.5%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value .      27,722,508         $ 27,722,508
                                                                   ------------
    Total Investments
      (Identified Cost, $339,947,536) ....................         $398,749,683
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- (7.3)% .............................          (27,069,099)
                                                                   ------------
    Net Assets -- 100.0% .................................         $371,680,584
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
GLOBAL GROWTH SERIES
STOCKS -- 99.3%

Issuer                                       Shares/Par($)          Value ($)
AEROSPACE -- 0.6%
Lockheed Martin Corp. ....................          15,380         $    978,630
                                                                   ------------

ALCOHOLIC BEVERAGES -- 0.7%
Pernod Ricard S.A.(l) ....................           6,200         $  1,081,029
                                                                   ------------

APPAREL MANUFACTURERS -- 1.5%
Burberry Group PLC .......................         103,630         $    765,490
LVMH Moet Hennessy Louis Vuitton S.A .....          18,930            1,680,541
                                                                   ------------

                                                                   $  2,446,031
                                                                   ------------
AUTOMOTIVE -- 2.0%
Autoliv, Inc.(l) .........................          18,690         $    843,814
Kongsberg Automotive A.S.A.(n) ...........          73,540              524,920
Toyota Motor Corp. .......................          35,300            1,830,581
                                                                   ------------

                                                                   $  3,199,315
                                                                   ------------
BANKS & CREDIT COMPANIES -- 11.6%
AEON Credit Service Co. Ltd. .............          29,900         $  2,827,471
Aiful Corp. ..............................          20,500            1,711,011
American Express Co. .....................          36,930            1,900,418
Anglo Irish Bank Corp. PLC ...............          58,370              885,168
Capital One Financial Corp. ..............           4,400              380,160
DEPFA Bank PLC ...........................          63,420              936,994
Erste Bank der Oesterreichischen
  Sparkassen AG ..........................          26,190            1,452,159
Nedbank Group Ltd. .......................         109,020            1,719,884
Shinsei Bank Ltd. ........................         131,000              757,039
Standard Chartered PLC ...................          76,200            1,696,145
Takefuji Corp. ...........................          10,860              737,098
UBS AG ...................................          21,094            2,006,051
UniCredito Italiano S.p.A ................         264,340            1,819,843
                                                                   ------------

                                                                   $ 18,829,441
                                                                   ------------
BIOTECHNOLOGY -- 1.8%
Amgen, Inc.(n) ...........................          18,490         $  1,458,121
Genzyme Corp.(n) .........................           9,390              664,624
Gilead Sciences, Inc.(n) .................          16,450              865,764
                                                                   ------------

                                                                   $  2,988,509
                                                                   ------------
BROADCAST & CABLE TV -- 4.9%
Grupo Televisa S.A., ADR .................          23,290         $  1,874,845
Nippon Television Network Corp. ..........           5,270              809,601
Pages Jaunes S.A.(l) .....................          44,380            1,154,411
Viacom, Inc., "B" ........................          23,190              755,994
Walt Disney Co. ..........................          66,010            1,582,260
WPP Group PLC ............................         162,730            1,759,367
                                                                   ------------

                                                                   $  7,936,478
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 3.8%
Franklin Resources, Inc. .................          17,200         $  1,616,972
Goldman Sachs Group, Inc. ................          12,870            1,643,628
Julius Baer Holding Ltd. .................          18,650            1,319,940
Morgan Stanley ...........................          28,200            1,600,068
                                                                   ------------

                                                                   $  6,180,608
                                                                   ------------
BUSINESS SERVICES -- 2.4%
Getty Images, Inc.(l)(n) .................          16,620         $  1,483,667
Infosys Technologies Ltd. ................          27,090            1,803,190
Monster Worldwide, Inc.(n) ...............          16,300              665,366
                                                                   ------------

                                                                   $  3,952,223
                                                                   ------------
CHEMICALS -- 0.4%
Nalco Holding Co.(n) .....................          35,660         $    631,539
                                                                   ------------

COMPUTER SOFTWARE -- 1.7%
Oracle Corp.(n) ..........................         140,530         $  1,715,871
Symantec Corp.(n) ........................          60,023            1,050,403
                                                                   ------------

                                                                   $  2,766,274
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 0.6%
Amdocs Ltd.(n) ...........................          35,890         $    986,975
                                                                   ------------

CONSUMER GOODS & SERVICES -- 4.1%
Avon Products, Inc. ......................          29,560         $    843,938
Colgate-Palmolive Co. ....................          14,770              810,135
eBay, Inc.(n) ............................          29,960            1,295,770
L'Oreal S.A.(l) ..........................          16,250            1,207,149
Reckitt Benckiser PLC ....................          75,350            2,486,696
                                                                   ------------

                                                                   $  6,643,688
                                                                   ------------
ELECTRICAL EQUIPMENT -- 2.6%
Keyence Corp. ............................           2,900         $    824,429
MSC Industrial Direct Co., Inc., "A" .....          18,140              729,591
Nitto Denko Corp. ........................          19,200            1,495,132
Schneider Electric S.A.(l) ...............          12,533            1,117,085
                                                                   ------------

                                                                   $  4,166,237
                                                                   ------------
ELECTRONICS -- 10.4%
Analog Devices, Inc. .....................           2,210         $     79,273
Canon, Inc.(l) ...........................          27,000            1,578,613
Intel Corp. ..............................          88,550            2,210,208
KLA-Tencor Corp. .........................          18,170              896,326
Murata Manufacturing Co. Ltd. ............          13,800              884,023
Nippon Electric Glass Co. Ltd.(l) ........          57,000            1,243,698
Ricoh Co. Ltd. ...........................          69,000            1,207,347
Royal Philips Electronics N.V ............          64,100            1,990,377
Samsung Electronics Co. Ltd. .............           4,960            3,205,645
SanDisk Corp.(n) .........................          16,900            1,061,658
Taiwan Semiconductor Manufacturing Co.
  Ltd., ADR ..............................         168,800            1,672,808
USHIO America, Inc.(l) ...................          37,000              863,746
                                                                   ------------

                                                                   $ 16,893,722
                                                                   ------------
ENERGY -- INDEPENDENT -- 4.3%
Canadian Natural Resources Ltd. ..........          15,220         $    754,130
CNOOC Ltd. ...............................       2,353,000            1,562,880
EnCana Corp. .............................          21,180              957,115
Norsk Hydro A.S.A ........................           7,160              734,799
Reliance Industries Ltd. .................          95,260            1,881,065
Talisman Energy, Inc. ....................          22,270            1,179,462
                                                                   ------------

                                                                   $  7,069,451
                                                                   ------------
ENERGY -- INTEGRATED -- 2.6%
BP PLC, ADR ..............................          26,968         $  1,731,885
TOTAL S.A.(l) ............................           9,860            2,474,972
                                                                   ------------

                                                                   $  4,206,857
                                                                   ------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 3.8%
Coca-Cola Hellenic Bottling Co. S.A ......          56,520         $  1,663,415
Groupe Danone(l) .........................          13,040            1,361,258
Nestle S.A ...............................           5,977            1,785,671
PepsiCo, Inc. ............................          23,250            1,373,610
                                                                   ------------

                                                                   $  6,183,954
                                                                   ------------
FOREST & PAPER PRODUCTS -- 1.0%
Aracruz Celulose S.A., ADR(l) ............          38,990         $  1,559,990
                                                                   ------------

GAMING & LODGING -- 0.9%
Hilton Group PLC .........................         136,060         $    850,106
William Hill Organization Ltd. ...........          71,730              660,235
                                                                   ------------

                                                                   $  1,510,341
                                                                   ------------
GENERAL MERCHANDISE -- 0.9%
Target Corp. .............................          27,730         $  1,524,318
                                                                   ------------

INSURANCE -- 0.5%
Ace Ltd. .................................          15,290         $    817,098
                                                                   ------------
INTERNET -- 0.8%
Yahoo!, Inc.(n) ..........................          31,500         $  1,234,170
                                                                   ------------

LEISURE & TOYS -- 0.7%
Electronic Arts, Inc.(n) .................          20,860         $  1,091,187
                                                                   ------------

MACHINERY & TOOLS -- 0.7%
Sandvik AB ...............................          25,310         $  1,177,705
                                                                   ------------

MEDICAL EQUIPMENT -- 6.0%
Advanced Medical Optics, Inc.(n) .........          21,370         $    893,266
Alcon, Inc. ..............................           6,010              778,896
Cyberonics, Inc.(n) ......................          24,800              801,040
Cytyc Corp.(n) ...........................          29,910              844,359
Discovery Partners International, Inc.(n).              60                  159
Medtronic, Inc. ..........................          24,130            1,389,164
Millipore Corp.(n) .......................          12,380              817,575
Smith & Nephew PLC .......................         157,540            1,450,069
Straumann Holding AG(l) ..................           3,500              810,179
Synthes, Inc. ............................           8,020              899,884
Zimmer Holdings, Inc.(n) .................          15,560            1,049,366
                                                                   ------------

                                                                   $  9,733,957
                                                                   ------------
METALS & MINING -- 3.0%
Aber Diamond Corp.(a) ....................          24,730         $    913,634
Aber Diamond Corp. .......................          10,640              393,088
BHP Billiton Ltd. ........................          97,040            1,620,202
Companhia Vale do Rio Doce, ADR ..........          48,310            1,987,473
                                                                   ------------

                                                                   $  4,914,397
                                                                   ------------
NETWORK & TELECOM -- 2.2%
Cisco Systems, Inc.(n) ...................          90,620         $  1,551,414
Juniper Networks, Inc.(n) ................          52,110            1,162,053
QUALCOMM, Inc. ...........................          22,090              951,637
                                                                   ------------

                                                                   $  3,665,104
                                                                   ------------
OIL SERVICES -- 1.0%
Tenaris S.A., ADR(l) .....................          14,130         $  1,617,885
                                                                   ------------

PERSONAL COMPUTERS & PERIPHERALS -- 1.0%
EMC Corp.(n) .............................          60,560         $    824,827
Network Appliance, Inc.(n) ...............          32,280              871,560
                                                                   ------------

                                                                   $  1,696,387
                                                                   ------------
PHARMACEUTICALS -- 7.9%
AstraZeneca PLC ..........................          31,710         $  1,541,940
Eli Lilly & Co. ..........................          28,050            1,587,350
GlaxoSmithKline PLC ......................          88,990            2,246,990
Johnson & Johnson ........................          37,850            2,274,785
Roche Holding AG .........................          16,010            2,401,287
Sanofi-Aventis(l) ........................          14,220            1,244,742
Teva Pharmaceutical Industries Ltd., ADR(l)         38,490            1,655,455
                                                                   ------------

                                                                   $ 12,952,549
                                                                   ------------
PRINTING & PUBLISHING -- 0.9%
Yell Group PLC ...........................         153,190         $  1,412,662
                                                                   ------------

RESTAURANTS -- 0.5%
Outback Steakhouse, Inc. .................          19,870         $    826,791
                                                                   ------------

SPECIALTY CHEMICALS -- 2.2%
Asahi Glass Co. Ltd.(l) ..................          75,000         $    967,885
Kaneka Corp. .............................          60,000              724,484
L'Air Liquide S.A., Bearer Shares ........           9,945            1,911,640
                                                                   ------------

                                                                   $  3,604,009
                                                                   ------------
SPECIALTY STORES -- 3.1%
Esprit Holdings Ltd. .....................         102,500         $    728,404
Industria de Diseno Textil S.A ...........          27,260              888,373
NEXT PLC .................................          42,126            1,111,468
Nishimatsuya Chain Co. Ltd. ..............          22,200            1,021,446
PETsMART, Inc. ...........................          53,330            1,368,448
                                                                   ------------

                                                                   $  5,118,139
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 2.3%
Turkcell Iletisim Hizmetleri A.S., ADR ...         106,880         $  1,641,677
Vodafone Group PLC .......................       1,012,020            2,183,087
                                                                   ------------

                                                                   $  3,824,764
                                                                   ------------
TELEPHONE SERVICES -- 2.2%
FastWeb S.p.A ............................          14,704         $    671,384
Sprint Nextel Corp. ......................          65,270            1,524,707
Telenor A.S.A ............................         135,770            1,332,025
                                                                   ------------

                                                                   $  3,528,116
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 1.7%
Iberdrola S.A.(l) ........................          45,410         $  1,240,291
Suez S.A.(l) .............................          50,483            1,570,540
                                                                   ------------
                                                                   $  2,810,831
                                                                   ------------
    Total Stocks (Identified Cost, $139,968,339) .........         $161,761,361
                                                                   ------------

SHORT-TERM OBLIGATION -- 0.5%
General Electric Capital Corp., 4.2%,
  due 1/03/06, at Amortized Cost (y) .....     $   885,000         $    884,794
                                                                   ------------

COLLATERAL FOR SECURITIES LOANED -- 12.8%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..     20,841,693         $ 20,841,693
                                                                   ------------
    Total Investments
      (Identified Cost, $161,694,826) (k) ................         $183,487,848
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- (12.6)% ............................          (20,513,827)
                                                                   ------------
    Net Assets -- 100.0% .................................         $162,974,021
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
MASSACHUSETTS INVESTORS TRUST SERIES
STOCKS -- 98.7%

Issuer                                       Shares/Par($)          Value ($)
AEROSPACE -- 4.6%
Lockheed Martin Corp. ....................       372,140         $   23,679,268
United Technologies Corp. ................       507,620             28,381,034
                                                                 --------------
                                                                 $   52,060,302
                                                                 --------------
APPAREL MANUFACTURERS -- 0.9%
Nike, Inc., "B" ..........................       120,440         $   10,452,988
                                                                 --------------

BANKS & CREDIT COMPANIES -- 8.0%
American Express Co. .....................       255,560         $   13,151,118
Bank of America Corp. ....................       501,300             23,134,995
J.P. Morgan Chase & Co. ..................       517,620             20,544,338
SLM Corp. ................................       297,220             16,373,850
Wells Fargo & Co. ........................       269,880             16,956,560
                                                                 --------------
                                                                 $   90,160,861
                                                                 --------------
BIOTECHNOLOGY -- 4.2%
Amgen, Inc.(n) ...........................       294,650         $   23,236,099
Genzyme Corp.(n) .........................       117,050              8,284,799
Gilead Sciences, Inc.(n) .................       309,340             16,280,564
                                                                 --------------

                                                                 $   47,801,462
                                                                 --------------
BROADCAST & CABLE TV -- 1.8%
Viacom, Inc., "B" ........................       334,090         $   10,891,334
Walt Disney Co. ..........................       390,850              9,368,675
                                                                 --------------

                                                                 $   20,260,009
                                                                 --------------
BROKERAGE & ASSET MANAGERS -- 3.8%
Goldman Sachs Group, Inc. ................       148,540         $   18,970,043
Legg Mason, Inc. .........................        97,320             11,648,231
Lehman Brothers Holdings, Inc. ...........        92,820             11,896,739
                                                                 --------------

                                                                 $   42,515,013
                                                                 --------------
BUSINESS SERVICES -- 0.6%
Accenture Ltd., "A" ......................       221,240         $    6,387,199
                                                                 --------------

CHEMICALS -- 2.8%
3M Co. ...................................       147,940         $   11,465,350
Dow Chemical Co. .........................       247,630             10,851,147
Monsanto Co. .............................       126,610              9,816,073
                                                                 --------------

                                                                 $   32,132,570
                                                                 --------------
COMPUTER SOFTWARE -- 2.1%
Adobe Systems, Inc. ......................       188,820         $    6,978,787
Oracle Corp.(n) ..........................     1,349,670             16,479,471
                                                                 --------------

                                                                 $   23,458,258
                                                                 --------------
COMPUTER SOFTWARE -- SYSTEMS -- 4.2%
Amdocs Ltd.(n) ...........................       436,940         $   12,015,850
Apple Computer, Inc.(n) ..................       175,880             12,644,013
Dell, Inc.(n) ............................       404,290             12,124,657
International Business Machines Corp. ....       134,410             11,048,502
                                                                 --------------

                                                                 $   47,833,022
                                                                 --------------
CONSTRUCTION -- 0.8%
Masco Corp. ..............................       282,940         $    8,541,959
                                                                 --------------

CONSUMER GOODS & SERVICES -- 5.0%
Colgate-Palmolive Co. ....................       284,890         $   15,626,217
Procter & Gamble Co. .....................       355,740             20,590,231
Reckitt Benckiser PLC ....................       624,290             20,602,780
                                                                 --------------

                                                                 $   56,819,228
                                                                 --------------
ELECTRICAL EQUIPMENT -- 1.5%
Tyco International Ltd. ..................       601,840         $   17,369,102
                                                                 --------------

ELECTRONICS -- 4.2%
Analog Devices, Inc. .....................       176,780         $    6,341,099
Intel Corp. ..............................       420,880             10,505,165
Samsung Electronics Co. Ltd., GDR ........        46,170             15,213,015
SanDisk Corp.(n) .........................       152,590              9,585,704
Xilinx, Inc. .............................       242,100              6,103,341
                                                                 --------------

                                                                 $   47,748,324
                                                                 --------------
ENERGY -- INDEPENDENT -- 2.0%
EnCana Corp. .............................       174,880         $    7,897,581
EOG Resources, Inc. ......................       199,370             14,627,777
                                                                 --------------

                                                                 $   22,525,358
                                                                 --------------
ENERGY -- INTEGRATED -- 3.9%
Amerada Hess Corp. .......................       106,320         $   13,483,502
BP PLC, ADR(l) ...........................       188,202             12,086,332
TOTAL S.A., ADR(l) .......................       144,110             18,215,504
                                                                 --------------

                                                                 $   43,785,338
                                                                 --------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 3.2%
Coca-Cola Co. ............................       198,630         $    8,006,775
Nestle S.A ...............................        38,928             11,630,016
PepsiCo, Inc. ............................       282,680             16,700,734
                                                                 --------------

                                                                 $   36,337,525
                                                                 --------------
GAMING & LODGING -- 1.8%
Carnival Corp. ...........................       246,050         $   13,156,294
Hilton Group PLC .........................     1,247,110              7,791,972
                                                                 --------------

                                                                 $   20,948,266
                                                                 --------------
GENERAL MERCHANDISE -- 3.3%
Kohl's Corp.(n) ..........................       179,410         $    8,719,326
Target Corp. .............................       318,500             17,507,945
Wal-Mart Stores, Inc. ....................       229,630             10,746,684
                                                                 --------------

                                                                 $   36,973,955
                                                                 --------------
INSURANCE -- 5.2%
Ace Ltd. .................................       165,630         $    8,851,267
American International Group, Inc. .......       554,307             37,820,367
Genworth Financial, Inc., "A" ............       345,200             11,937,016
                                                                 --------------

                                                                 $   58,608,650
                                                                 --------------
INTERNET -- 0.5%
Yahoo!, Inc.(n) ..........................       131,660         $    5,158,439
                                                                 --------------

LEISURE & TOYS -- 1.1%
Electronic Arts, Inc.(n) .................       232,990         $   12,187,707
                                                                 --------------

MACHINERY & TOOLS -- 2.0%
Caterpillar, Inc. ........................       286,650         $   16,559,771
Illinois Tool Works, Inc.(l) .............        62,830              5,528,412
                                                                 --------------

                                                                 $   22,088,183
                                                                 --------------
MEDICAL EQUIPMENT -- 2.6%
Boston Scientific Corp.(n) ...............       281,250         $    6,887,813
Medtronic, Inc. ..........................       194,230             11,181,821
Zimmer Holdings, Inc.(n) .................       166,870             11,253,713
                                                                 --------------

                                                                 $   29,323,347
                                                                 --------------
NETWORK & TELECOM -- 2.5%
Cisco Systems, Inc.(n) ...................     1,013,090         $   17,344,101
QUALCOMM, Inc. ...........................       241,950             10,423,206
                                                                 --------------

                                                                 $   27,767,307
                                                                 --------------

OIL SERVICES -- 4.0%
GlobalSantaFe Corp. ......................       248,280         $   11,954,682
Halliburton Co. ..........................        69,700              4,318,612
Noble Corp. ..............................       221,440             15,620,378
Transocean, Inc.(n) ......................       195,480             13,623,001
                                                                 --------------
                                                                 $   45,516,673
                                                                 --------------
PERSONAL COMPUTERS & PERIPHERALS -- 2.3%
EMC Corp.(n) .............................     1,913,120         $   26,056,694
                                                                 --------------

PHARMACEUTICALS -- 10.1%
Abbott Laboratories ......................       466,290         $   18,385,815
Eli Lilly & Co. ..........................       304,230             17,216,376
Johnson & Johnson ........................       526,680             31,653,468
Roche Holding AG .........................        85,660             12,847,860
Teva Pharmaceutical Industries Ltd.,
  ADR(l) .................................       241,640             10,392,936
Wyeth ....................................       500,700             23,067,249
                                                                 --------------
                                                                 $  113,563,704
                                                                 --------------
SPECIALTY CHEMICALS -- 1.1%
Praxair, Inc. ............................       238,320         $   12,621,427
                                                                 --------------

SPECIALTY STORES -- 2.7%
Gap, Inc. ................................       400,000         $    7,056,000
Staples, Inc. ............................       573,540             13,025,093
TJX Cos., Inc.(l) ........................       447,190             10,388,224
                                                                 --------------

                                                                 $   30,469,317
                                                                 --------------
TELECOMMUNICATIONS -- WIRELESS -- 0.6%
Vodafone Group PLC, ADR(l) ...............       311,150         $    6,680,391
                                                                 --------------

TELEPHONE SERVICES -- 1.3%
Sprint Nextel Corp. ......................       618,180         $   14,440,685
                                                                 --------------

TOBACCO -- 1.7%
Altria Group, Inc. .......................       264,270         $   19,746,254
                                                                 --------------

TRUCKING -- 1.0%
FedEx Corp. ..............................       105,110         $   10,867,323
                                                                 --------------

UTILITIES -- ELECTRIC POWER -- 1.3%
Entergy Corp. ............................        46,840         $    3,215,564
Exelon Corp. .............................       221,230             11,756,162
                                                                 --------------

                                                                 $   14,971,726
                                                                 --------------
    Total Stocks (Identified Cost, $966,492,411) .......         $1,114,178,566
                                                                 --------------

SHORT-TERM OBLIGATION -- 1.0%
General Electric Capital Corp., 4.2%,
  due 1/03/06, at Amortized Cost (y) .....   $11,052,000         $   11,049,421
                                                                 --------------

COLLATERAL FOR SECURITIES LOANED -- 2.5%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value .    28,321,677         $   28,321,677
                                                                 --------------
    Total Investments
      (Identified Cost, $1,005,863,509) ................         $1,153,549,664
                                                                 --------------

OTHER ASSETS,
  LESS LIABILITIES -- (2.2)% ...........................            (25,051,435)
                                                                 --------------
    Net Assets -- 100.0% ...............................         $1,128,498,229
                                                                 ==============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
MID CAP GROWTH SERIES
STOCKS -- 97.7%

Issuer                                       Shares/Par($)          Value ($)
AEROSPACE -- 1.5%
FLIR Systems, Inc.(l)(n) .................          21,430         $    478,532
ITT Industries, Inc. .....................          11,680            1,200,938
                                                                   ------------
                                                                   $  1,679,470
                                                                   ------------
AUTOMOTIVE -- 1.6%
Gentex Corp.(l) ..........................          33,200         $    647,400
Harman International Industries, Inc. ....          10,970            1,073,414
                                                                   ------------
                                                                   $  1,720,814
                                                                   ------------
BANKS & CREDIT COMPANIES -- 2.5%
Commerce Bancorp, Inc.(l) ................          33,300         $  1,145,853
Investors Financial Services Corp.(l) ....          20,030              737,705
Nelnet, Inc., "A"(l)(n) ..................           8,100              329,508
SLM Corp. ................................          10,380              571,834
                                                                   ------------
                                                                   $  2,784,900
                                                                   ------------
BIOTECHNOLOGY -- 5.2%
Gen-Probe, Inc.(n) .......................          17,040         $    831,382
Genzyme Corp.(n) .........................          20,580            1,456,652
Gilead Sciences, Inc.(n) .................          30,720            1,616,794
Human Genome Sciences, Inc.(l)(n) ........          20,350              174,196
ImClone Systems, Inc.(l)(n) ..............          17,960              614,950
MedImmune, Inc.(n) .......................          28,950            1,013,829
                                                                   ------------
                                                                   $  5,707,803
                                                                   ------------
BROADCAST & CABLE TV -- 2.2%
Citadel Broadcasting Corp.(l) ............          54,500         $    732,480
Grupo Televisa S.A., ADR .................          18,490            1,488,445
XM Satellite Radio Holdings, Inc.,
  "A"(l)(n) ..............................           9,700              264,616
                                                                   ------------
                                                                   $  2,485,541
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 3.0%
Chicago Mercantile Exchange Holdings, Inc.           4,400         $  1,616,956
Legg Mason, Inc. .........................          14,034            1,679,729
                                                                   ------------
                                                                   $  3,296,685
                                                                   ------------
BUSINESS SERVICES -- 8.4%
Alliance Data Systems Corp.(l)(n) ........          32,930         $  1,172,308
Bright Horizons Family Solutions, Inc.(n) .         15,200              563,160
Brink's Co. ..............................          13,500              646,785
Corporate Executive Board Co. ............          22,310            2,001,207
DST Systems, Inc.(n) .....................          18,530            1,110,132
Getty Images, Inc.(l)(n) .................          19,700            1,758,619
Monster Worldwide, Inc.(n) ...............          26,980            1,101,324
Paychex, Inc. ............................          23,850              909,162
                                                                   ------------
                                                                   $  9,262,697
                                                                   ------------
COMPUTER SOFTWARE -- 3.6%
Adobe Systems, Inc. ......................          44,930         $  1,660,613
Check Point Software Technologies Ltd.(n)           38,150              766,815
Symantec Corp.(n) ........................          87,663            1,534,103
                                                                   ------------
                                                                   $  3,961,531
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 2.6%
Amdocs Ltd.(n) ...........................          83,200         $  2,288,000
MICROS Systems, Inc.(n) ..................          11,600              560,512
                                                                   ------------
                                                                   $  2,848,512
                                                                   ------------
CONSUMER GOODS & SERVICES -- 3.2%
Apollo Group, Inc., "A"(l)(n) ............          25,950         $  1,568,937
Estee Lauder Cos., Inc., "A" .............          21,100              706,428
ITT Educational Services, Inc.(n) ........          21,700            1,282,687
                                                                   ------------
                                                                   $  3,558,052
                                                                   ------------
ELECTRICAL EQUIPMENT -- 1.7%
MSC Industrial Direct Co., Inc., "A" .....          22,100         $    888,862
W.W. Grainger, Inc. ......................          13,180              937,098
                                                                   ------------
                                                                   $  1,825,960
                                                                   ------------
ELECTRONICS -- 10.9%
Analog Devices, Inc. .....................          64,280         $  2,305,724
KLA-Tencor Corp. .........................          34,730            1,713,231
Marvell Technology Group Ltd.(n) .........          28,880            1,619,879
Novellus Systems, Inc.(n) ................          22,890              552,107
PMC-Sierra, Inc.(l)(n) ...................         142,240            1,096,670
SanDisk Corp.(n) .........................          30,290            1,902,818
Tessera Technologies, Inc.(l)(n) .........          20,200              522,170
Xilinx, Inc. .............................          93,210            2,349,824
                                                                   ------------
                                                                   $ 12,062,423
                                                                   ------------
ENERGY -- INTEGRATED -- 1.1%
Amerada Hess Corp. .......................           9,370         $  1,188,303
                                                                   ------------

FURNITURE & APPLIANCES -- 0.3%
Tempur-Pedic International, Inc.(l)(n) ...          31,970         $    367,655
                                                                   ------------

GAMING & LODGING -- 1.7%
International Game Technology ............          41,720         $  1,284,142
Station Casinos, Inc. ....................           8,400              569,520
                                                                   ------------

                                                                   $  1,853,662
                                                                   ------------
GENERAL MERCHANDISE -- 1.3%
99 Cents Only Stores(l)(n) ...............          31,250         $    326,875
Kohl's Corp.(n) ..........................          23,010            1,118,286
                                                                   ------------

                                                                   $  1,445,161
                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS -- 1.4%
Health Net, Inc.(l)(n) ...................          29,100         $  1,500,105
                                                                   ------------

INSURANCE -- 3.2%
Ace Ltd. .................................          21,030         $  1,123,843
Endurance Specialty Holdings Ltd. ........          25,600              917,760
PartnerRe Ltd.(l) ........................          17,600            1,155,792
Platinum Underwriters Holdings Ltd. ......           9,200              285,844
                                                                   ------------

                                                                   $  3,483,239
                                                                   ------------
LEISURE & TOYS -- 1.3%
Electronic Arts, Inc.(n) .................          27,900         $  1,459,449
                                                                   ------------

MACHINERY & TOOLS -- 1.7%
Precision Castparts Corp.(l) .............          13,960         $    723,268
Roper Industries, Inc.(l) ................          28,420            1,122,874
                                                                   ------------

                                                                   $  1,846,142
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 1.1%
Laboratory Corp. of America Holdings(n) ..          22,280         $  1,199,778
                                                                   ------------

MEDICAL EQUIPMENT -- 10.7%
Advanced Medical Optics, Inc.(n) .........          45,500         $  1,901,900
C.R. Bard, Inc. ..........................          16,600            1,094,272
Cytyc Corp.(n) ...........................          61,790            1,744,332
DENTSPLY International, Inc. .............          23,430            1,257,957
Fisher Scientific International, Inc.(l)(n)         19,230            1,189,568
Millipore Corp.(n) .......................          25,930            1,712,417
ResMed, Inc.(n) ..........................          17,690              677,704
St. Jude Medical, Inc.(n) ................          31,480            1,580,296
Thoratec Corp.(n) ........................          33,580              694,770
                                                                   ------------
                                                                   $ 11,853,216
                                                                   ------------
METALS & MINING -- 0.1%
Aber Diamond Corp. .......................           2,100         $     77,583
                                                                   ------------

NETWORK & TELECOM -- 3.5%
Comverse Technology, Inc.(l)(n) ..........          45,660         $  1,214,099
Juniper Networks, Inc.(n) ................         120,000            2,676,000
                                                                   ------------
                                                                   $  3,890,099
                                                                   ------------
OIL SERVICES -- 6.0%
BJ Services Co.(l) .......................          17,320         $    635,124
GlobalSantaFe Corp. ......................          26,370            1,269,716
National Oilwell Varco, Inc.(n) ..........          27,820            1,744,314
Noble Corp. ..............................          13,800              973,452
Smith International, Inc. ................          54,720            2,030,659
                                                                   ------------
                                                                   $  6,653,265
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS -- 0.4%
M-Systems Flash Disk Pioneers Ltd.(n) ....          13,380         $    443,146
                                                                   ------------

PHARMACEUTICALS -- 4.2%
Allergan, Inc.(l) ........................          14,080         $  1,520,077
Endo Pharmaceuticals Holdings, Inc.(n) ...          28,250              854,845
Medicis Pharmaceutical Corp., "A"(l) .....          69,610            2,231,000
                                                                   ------------
                                                                   $  4,605,922
                                                                   ------------
RESTAURANTS -- 2.6%
Cheesecake Factory, Inc.(n) ..............          47,435         $  1,773,595
Rare Hospitality International, Inc.(n) ..          37,760            1,147,526
                                                                   ------------
                                                                   $  2,921,121
                                                                   ------------
SPECIALTY CHEMICALS -- 1.0%
Praxair, Inc. ............................          21,000         $  1,112,160
                                                                   ------------

SPECIALTY STORES -- 5.9%
Aeropostale, Inc.(n) .....................          22,940         $    603,322
Bed Bath & Beyond, Inc.(n) ...............          43,580            1,575,417
Chico's FAS, Inc.(n) .....................          15,930              699,805
PETsMART, Inc. ...........................          77,950            2,000,197
Urban Outfitters, Inc.(n) ................          29,870              756,010
Williams-Sonoma, Inc.(n) .................          19,300              832,795
                                                                   ------------
                                                                   $  6,467,546
                                                                   ------------
TELEPHONE SERVICES -- 3.2%
American Tower Corp., "A"(n) .............         131,134         $  3,553,731
                                                                   ------------

TRUCKING -- 0.6%
Expeditors International of Washington,
  Inc.(l) ................................          10,150         $    685,226
                                                                   ------------
    Total Stocks (Identified Cost, $94,273,517) ..........         $107,800,897
                                                                   ------------

SHORT-TERM OBLIGATION -- 2.0%
General Electric Capital Corp., 4.2%,
  due 1/03/06, at Amortized Cost (y) .....     $ 2,185,000         $  2,184,490
                                                                   ------------

COLLATERAL FOR SECURITIES LOANED -- 16.2%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..     17,909,575         $ 17,909,575
                                                                   ------------
    Total Investments
      (Identified Cost, $114,367,582) (k) ................         $127,894,962
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- (15.9)% ............................          (17,545,002)
                                                                   ------------
    Net Assets -- 100.0% .................................         $110,349,960
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
RESEARCH SERIES
STOCKS -- 99.4%

Issuer                                       Shares/Par($)          Value ($)
AEROSPACE -- 2.6%
Lockheed Martin Corp. ....................          53,300         $  3,391,479
United Technologies Corp. ................         119,850            6,700,813
                                                                   ------------
                                                                   $ 10,092,292
                                                                   ------------

ALCOHOLIC BEVERAGES -- 0.9%
Diageo PLC ...............................         256,030         $  3,707,652
                                                                   ------------

APPAREL MANUFACTURERS -- 1.3%
Columbia Sportswear Co.(l)(n) ............          38,430         $  1,834,264
Nike, Inc., "B" ..........................          40,080            3,478,543
                                                                   ------------
                                                                   $  5,312,807
                                                                   ------------
BANKS & CREDIT COMPANIES -- 8.4%
American Express Co. .....................          77,010         $  3,962,935
Bank of America Corp. ....................         203,220            9,378,603
Capital One Financial Corp. ..............          42,700            3,689,280
J.P. Morgan Chase & Co. ..................         128,400            5,096,196
PNC Financial Services Group, Inc. .......          98,330            6,079,744
SLM Corp. ................................          93,540            5,153,119
                                                                   ------------
                                                                   $ 33,359,877
                                                                   ------------
BIOTECHNOLOGY -- 3.3%
Amgen, Inc.(n) ...........................          45,720         $  3,605,479
Genzyme Corp.(n) .........................          26,800            1,896,904
Gilead Sciences, Inc.(n) .................          69,230            3,643,575
ImClone Systems, Inc.(l)(n) ..............         109,890            3,762,634
                                                                   ------------
                                                                   $ 12,908,592
                                                                   ------------
BROADCAST & CABLE TV -- 1.0%
Walt Disney Co. ..........................         159,260         $  3,817,462
                                                                   ------------

BROKERAGE & ASSET MANAGERS -- 7.6%
Franklin Resources, Inc. .................          81,790         $  7,689,078
Goldman Sachs Group, Inc. ................          41,880            5,348,495
Legg Mason, Inc. .........................          59,535            7,125,744
Lehman Brothers Holdings, Inc. ...........          45,480            5,829,172
Mellon Financial Corp. ...................         115,790            3,965,807
                                                                   ------------
                                                                   $ 29,958,296
                                                                   ------------
BUSINESS SERVICES -- 1.7%
Corporate Executive Board Co. ............          33,150         $  2,973,555
Getty Images, Inc.(l)(n) .................          43,660            3,897,528
                                                                   ------------
                                                                   $  6,871,083
                                                                   ------------
CHEMICALS -- 1.3%
Nalco Holding Co.(l)(n) ..................         294,760         $  5,220,200
                                                                   ------------

COMPUTER SOFTWARE -- 2.3%
MicroStrategy, Inc., "A"(l)(n) ...........          59,480         $  4,921,375
Oracle Corp.(n) ..........................         325,650            3,976,186
                                                                   ------------

                                                                   $  8,897,561
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 1.7%
Amdocs Ltd.(n) ...........................         106,500         $  2,928,750
Dell, Inc.(n) ............................         120,640            3,617,994
                                                                   ------------
                                                                   $  6,546,744
                                                                   ------------
CONSTRUCTION -- 1.4%
Masco Corp. ..............................         182,720         $  5,516,317
                                                                   ------------

CONSUMER GOODS & SERVICES -- 0.9%
Avon Products, Inc. ......................          70,360         $  2,008,778
Procter & Gamble Co. .....................          26,563            1,537,466
                                                                   ------------
                                                                   $  3,546,244
                                                                   ------------
CONTAINERS -- 1.5%
Owens-Illinois, Inc.(n) ..................         290,780         $  6,118,011
                                                                   ------------

ELECTRICAL EQUIPMENT -- 3.4%
Tyco International Ltd. ..................         342,380         $  9,881,087
W.W. Grainger, Inc. ......................          50,490            3,589,839
                                                                   ------------
                                                                   $ 13,470,926
                                                                   ------------
ELECTRONICS -- 6.2%
Analog Devices, Inc. .....................           5,720         $    205,176
Intel Corp. ..............................         373,900            9,332,544
Marvell Technology Group Ltd.(n) .........          66,830            3,748,495
SanDisk Corp.(l)(n) ......................         102,310            6,427,114
Tessera Technologies, Inc.(n) ............          72,500            1,874,125
Xilinx, Inc. .............................         109,620            2,763,520
                                                                   ------------
                                                                   $ 24,350,974
                                                                   ------------
ENERGY -- INDEPENDENT -- 1.5%
Apache Corp. .............................          85,000         $  5,824,200
                                                                   ------------

ENERGY -- INTEGRATED -- 4.3%
Amerada Hess Corp.(l) ....................          52,200         $  6,620,004
Exxon Mobil Corp. ........................         103,390            5,807,416
TOTAL S.A., ADR(l) .......................          34,690            4,384,816
                                                                   ------------
                                                                   $ 16,812,236
                                                                   ------------
FOOD & DRUG STORES -- 0.5%
CVS Corp. ................................          79,790         $  2,108,052
                                                                   ------------

FOOD & NON-ALCOHOLIC BEVERAGES -- 3.3%
Coca-Cola Co. ............................          39,380         $  1,587,408
Nestle S.A ...............................          15,405            4,602,353
PepsiCo, Inc. ............................         113,200            6,687,856
                                                                   ------------
                                                                   $ 12,877,617
                                                                   ------------
FOREST & PAPER PRODUCTS -- 1.0%
Abitibi-Consolidated, Inc. ...............         428,600         $  1,735,830
Bowater, Inc.(l) .........................          69,370            2,131,046
                                                                   ------------
                                                                   $  3,866,876
                                                                   ------------
GENERAL MERCHANDISE -- 2.4%
Kohl's Corp.(n) ..........................          77,550         $  3,768,930
Target Corp. .............................          66,010            3,628,570
Wal-Mart Stores, Inc. ....................          40,570            1,898,676
                                                                   ------------
                                                                   $  9,296,176
                                                                   ------------
INSURANCE -- 5.1%
Ace Ltd. .................................          69,430         $  3,710,339
Chubb Corp. ..............................          43,900            4,286,835
Endurance Specialty Holdings Ltd. ........          52,980            1,899,333
Genworth Financial, Inc., "A" ............         132,860            4,594,299
PartnerRe Ltd.(l) ........................          29,200            1,917,564
St. Paul Travelers Cos., Inc. ............          86,380            3,858,595
                                                                   ------------
                                                                   $ 20,266,965
                                                                   ------------
INTERNET -- 1.3%
Google, Inc., "A"(n) .....................          12,780         $  5,301,911
                                                                   ------------

LEISURE & TOYS -- 1.7%
Electronic Arts, Inc.(n) .................          94,800         $  4,958,988
THQ, Inc.(l)(n) ..........................          81,240            1,937,574
                                                                   ------------
                                                                   $  6,896,562
                                                                   ------------
MEDICAL EQUIPMENT -- 2.7%
Alcon, Inc.(l) ...........................          16,750         $  2,170,800
Millipore Corp.(n) .......................          54,740            3,615,030
Zimmer Holdings, Inc.(n) .................          70,140            4,730,242
                                                                   ------------
                                                                   $ 10,516,072
                                                                   ------------
METALS & MINING -- 2.0%
BHP Billiton PLC .........................         309,010         $  5,043,195
Companhia Vale do Rio Doce, ADR ..........          66,200            2,723,468
                                                                   ------------
                                                                   $  7,766,663
                                                                   ------------
NATURAL GAS -- DISTRIBUTION -- 0.2%
Sempra Energy ............................          13,560         $    608,030
                                                                   ------------

NETWORK & TELECOM -- 1.3%
Juniper Networks, Inc.(n) ................         230,730         $  5,145,279
                                                                   ------------

OIL SERVICES -- 3.9%
GlobalSantaFe Corp.(l) ...................         203,555         $  9,801,173
Noble Corp. ..............................          81,740            5,765,940
                                                                   ------------
                                                                   $ 15,567,113
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS -- 1.4%
EMC Corp.(n) .............................         217,750         $  2,965,755
Network Appliance, Inc.(l)(n) ............          99,670            2,691,090
                                                                   ------------
                                                                   $  5,656,845
                                                                   ------------
PHARMACEUTICALS -- 7.1%
Abbott Laboratories ......................          36,400         $  1,435,252
Eli Lilly & Co. ..........................          99,030            5,604,108
Endo Pharmaceuticals Holdings, Inc.(l)(n) .        122,320            3,701,403
Johnson & Johnson ........................         130,220            7,826,222
Medicis Pharmaceutical Corp., "A"(l) .....          56,550            1,812,427
Wyeth ....................................         164,050            7,557,783
                                                                   ------------
                                                                   $ 27,937,195
                                                                   ------------
PRINTING & PUBLISHING -- 0.7%
Washington Post Co., "B" .................           3,580         $  2,738,700
                                                                   ------------

RESTAURANTS -- 1.0%
P.F. Chang's China Bistro, Inc.(l)(n) ....          41,870         $  2,078,008
Rare Hospitality International, Inc.(n) ..          64,180            1,950,430
                                                                   ------------
                                                                   $  4,028,438
                                                                   ------------
SPECIALTY CHEMICALS -- 0.9%
Praxair, Inc. ............................          63,630         $  3,369,845
                                                                   ------------

SPECIALTY STORES -- 2.7%
Gap, Inc. ................................         184,340         $  3,251,758
PETsMART, Inc. ...........................         289,510            7,428,827
                                                                   ------------

                                                                   $ 10,680,585
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 1.1%
America Movil S.A. de C.V., "L", ADR(l) ..          35,760         $  1,046,337
Vodafone Group PLC, ADR ..................         160,043            3,436,123
                                                                   ------------
                                                                   $  4,482,460
                                                                   ------------
TELEPHONE SERVICES -- 2.3%
CenturyTel, Inc.(l) ......................          47,300         $  1,568,468
Sprint Nextel Corp. ......................         291,655            6,813,061
Verizon Communications, Inc. .............          24,570              740,048
                                                                   ------------
                                                                   $  9,121,577
                                                                   ------------
TOBACCO -- 2.4%
Altria Group, Inc. .......................         129,460         $  9,673,251
                                                                   ------------

UTILITIES -- ELECTRIC POWER -- 3.1%
FPL Group, Inc. ..........................         140,600         $  5,843,336
NRG Energy, Inc.(l)(n) ...................         132,750            6,255,180
                                                                   ------------
                                                                   $ 12,098,516
                                                                   ------------
    Total Stocks (Identified Cost, $367,546,454) .........         $392,336,202
                                                                   ------------

SHORT-TERM OBLIGATION -- 0.6%

New Center Asset Trust, 4.23%,
  due 1/03/06, at Amortized Cost (y) ......     $2,533,000         $  2,532,405
                                                                   ------------

COLLATERAL FOR SECURITIES LOANED -- 7.0%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..     27,537,097         $ 27,537,097
                                                                   ------------
    Total Investments
      (Identified Cost, $397,615,956) ....................         $422,405,704
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- (7.0)% .............................          (27,535,609)
                                                                   ------------
    Net Assets -- 100.0% .................................         $394,870,095
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
TOTAL RETURN SERIES
STOCKS -- 61.1%

Issuer                                       Shares/Par($)          Value ($)
AEROSPACE -- 1.6%
Lockheed Martin Corp. ....................       265,100         $   16,868,313
Northrop Grumman Corp. ...................       156,600              9,413,226
United Technologies Corp. ................       159,200              8,900,872
                                                                 --------------
                                                                 $   35,182,411
                                                                 --------------
ALCOHOLIC BEVERAGES -- 0.4%
Diageo PLC ...............................       471,912         $    6,833,908
Molson Coors Brewing Co.(l) ..............        39,270              2,630,697
                                                                 --------------
                                                                 $    9,464,605
                                                                 --------------
AUTOMOTIVE -- 0.1%
Johnson Controls, Inc. ...................        44,400         $    3,237,204
                                                                 --------------

BANKS & CREDIT COMPANIES -- 9.4%
American Express Co. .....................       143,870         $    7,403,550
Bank of America Corp. ....................     1,203,536             55,543,187
Capital One Financial Corp. ..............        53,040              4,582,656
Citigroup, Inc. ..........................       571,333             27,726,791
Countrywide Financial Corp. ..............        95,450              3,263,435
Fannie Mae ...............................       133,600              6,521,016
Freddie Mac ..............................        34,200              2,234,970
J.P. Morgan Chase & Co. ..................       793,752             31,504,017
MBNA Corp. ...............................        83,000              2,253,450
PNC Financial Services Group, Inc. .......       535,620             33,117,385
SunTrust Banks, Inc. .....................       199,380             14,506,889
UBS AG ...................................        41,677              3,963,505
Wells Fargo & Co. ........................       129,200              8,117,636
                                                                 --------------
                                                                 $  200,738,487
                                                                 --------------
BIOTECHNOLOGY -- 0.1%
MedImmune, Inc.(n) .......................        46,170         $    1,616,873
                                                                 --------------

BROADCAST & CABLE TV -- 2.2%
Viacom, Inc., "B" ........................       839,078         $   27,353,943
Walt Disney Co. ..........................       799,030             19,152,749
                                                                 --------------
                                                                 $   46,506,692
                                                                 --------------
BROKERAGE & ASSET MANAGERS -- 3.7%
Ameriprise Financial, Inc. ...............        33,774         $    1,384,734
Franklin Resources, Inc. .................        66,310              6,233,803
Goldman Sachs Group, Inc. ................        98,800             12,617,748
Lehman Brothers Holdings, Inc. ...........        72,070              9,237,212
Mellon Financial Corp. ...................       802,390             27,481,857
Merrill Lynch & Co., Inc. ................       230,350             15,601,605
Morgan Stanley ...........................       102,780              5,831,737
                                                                 --------------
                                                                 $   78,388,696
                                                                 --------------
BUSINESS SERVICES -- 0.5%
Accenture Ltd., "A" ......................       347,530         $   10,033,191
                                                                 --------------

CHEMICALS -- 1.7%
3M Co. ...................................        68,470         $    5,306,425
Dow Chemical Co. .........................        84,750              3,713,745
E.I. du Pont de Nemours & Co. ............       263,900             11,215,750
Nalco Holding Co.(n) .....................       280,180              4,961,988
PPG Industries, Inc. .....................       134,840              7,807,236
Syngenta AG ..............................        32,900              4,089,209
                                                                 --------------
                                                                 $   37,094,353
                                                                 --------------
COMPUTER SOFTWARE -- 2.5%
Compuware Corp.(l)(n) ....................     1,183,280         $   10,614,022
Microsoft Corp. ..........................        78,700              2,058,005
Oracle Corp.(n) ..........................     1,274,400             15,560,424
Symantec Corp.(n) ........................     1,422,400             24,892,000
                                                                 --------------
                                                                 $   53,124,451
                                                                 --------------
COMPUTER SOFTWARE -- SYSTEMS -- 0.7%
International Business Machines Corp. ....        52,380         $    4,305,636
Sun Microsystems, Inc.(l)(n) .............     2,671,710             11,194,465
                                                                 --------------
                                                                 $   15,500,101
                                                                 --------------
CONSTRUCTION -- 1.4%
Masco Corp. ..............................       936,160         $   28,262,670
Sherwin-Williams Co. .....................        29,600              1,344,432
                                                                 --------------
                                                                 $   29,607,102
                                                                 --------------
CONSUMER GOODS & SERVICES -- 0.6%
Colgate-Palmolive Co.(l) .................        79,490         $    4,360,026
Estee Lauder Cos., Inc., "A" .............       146,900              4,918,212
Kimberly-Clark Corp. .....................        50,450              3,009,342
                                                                 --------------
                                                                 $   12,287,580
                                                                 --------------
CONTAINERS -- 1.0%
Owens-Illinois, Inc.(n) ..................       929,790         $   19,562,782
Smurfit-Stone Container Corp.(l)(n) ......        85,400              1,210,118
                                                                 --------------
                                                                 $   20,772,900
                                                                 --------------
ELECTRICAL EQUIPMENT -- 2.1%
Cooper Industries Ltd., "A" ..............        47,000         $    3,431,000
Emerson Electric Co. .....................         5,600                418,320
General Electric Co. .....................       349,980             12,266,799
Hubbell, Inc., "B"(l) ....................        41,310              1,863,907
Tyco International Ltd. ..................       817,350             23,588,721
W.W. Grainger, Inc.(l) ...................        33,700              2,396,070
                                                                 --------------
                                                                 $   43,964,817
                                                                 --------------
ELECTRONICS -- 0.6%
Analog Devices, Inc.(l) ..................       146,830         $    5,266,792
Intel Corp. ..............................       157,800              3,938,688
Samsung Electronics Co. Ltd., GDR ........         7,810              2,573,395
Xilinx, Inc. .............................        87,420              2,203,858
                                                                 --------------
                                                                 $   13,982,733
                                                                 --------------
ENERGY -- INDEPENDENT -- 1.5%
Apache Corp. .............................        29,500         $    2,021,340
Devon Energy Corp. .......................       340,460             21,292,368
EnCana Corp. .............................        53,250              2,404,770
EOG Resources, Inc. ......................        75,460              5,536,500
                                                                 --------------
                                                                 $   31,254,978
                                                                 --------------
ENERGY -- INTEGRATED -- 3.4%
Amerada Hess Corp. .......................        66,780         $    8,469,040
BP PLC, ADR ..............................        83,800              5,381,636
Chevron Corp. ............................       133,667              7,588,276
ConocoPhillips ...........................       266,170             15,485,771
Exxon Mobil Corp. ........................       339,616             19,076,231
TOTAL S.A., ADR(l) .......................       141,870             17,932,368
                                                                 --------------
                                                                 $   73,933,322
                                                                 --------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 1.4%
Archer Daniels Midland Co. ...............       113,100         $    2,789,046
Coca-Cola Co. ............................       124,360              5,012,952
H.J. Heinz Co. ...........................        84,600              2,852,712
Kellogg Co. ..............................       138,100              5,968,682
Nestle S.A ...............................        15,410              4,603,847
PepsiCo, Inc. ............................        91,490              5,405,229
Sara Lee Corp. ...........................       141,650              2,677,185
                                                                 --------------
                                                                 $   29,309,653
                                                                 --------------
FOREST & PAPER PRODUCTS -- 0.8%
Bowater, Inc.(l) .........................       307,680         $    9,451,930
International Paper Co.(l) ...............       126,500              4,251,665
MeadWestvaco Corp.(l) ....................        90,020              2,523,261
                                                                 --------------
                                                                 $   16,226,856
                                                                 --------------
GAMING & LODGING -- 0.4%
Cendant Corp. ............................       300,220         $    5,178,795
International Game Technology ............        90,440              2,783,743
                                                                 --------------
                                                                 $    7,962,538
                                                                 --------------
GENERAL MERCHANDISE -- 1.1%
Family Dollar Stores, Inc.(l) ............       372,740         $    9,240,225
Wal-Mart Stores, Inc. ....................       284,650             13,321,620
                                                                 --------------
                                                                 $   22,561,845
                                                                 --------------
HEALTH MAINTENANCE ORGANIZATIONS -- 0.1%
CIGNA Corp. ..............................        15,500         $    1,731,350
                                                                 --------------

INSURANCE -- 3.4%
Ace Ltd. .................................        67,000         $    3,580,480
AFLAC, Inc. ..............................         8,900                413,138
Allstate Corp. ...........................       357,360             19,322,455
Chubb Corp.(l) ...........................        26,500              2,587,725
Conseco, Inc.(l)(n) ......................       496,790             11,510,624
Genworth Financial, Inc., "A" ............       203,390              7,033,226
Hartford Financial Services Group, Inc. ..       115,720              9,939,191
Lincoln National Corp. ...................        82,000              4,348,460
MetLife, Inc. ............................       225,800             11,064,200
XL Capital Ltd., "A"(l) ..................        31,800              2,142,684
                                                                 --------------
                                                                 $   71,942,183
                                                                 --------------
LEISURE & TOYS -- 0.3%
Hasbro, Inc. .............................        78,600         $    1,586,148
Mattel, Inc. .............................       375,420              5,939,144
                                                                 --------------

                                                                 $    7,525,292
                                                                 --------------
MACHINERY & TOOLS -- 0.8%
Deere & Co. ..............................       121,400         $    8,268,554
Finning International, Inc.(a) ...........         4,940                157,744
Illinois Tool Works, Inc. ................        90,170              7,934,058
                                                                 --------------

                                                                 $   16,360,356
                                                                 --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.5%
Tenet Healthcare Corp.(l)(n) .............     1,290,260         $    9,883,392
                                                                 --------------

MEDICAL EQUIPMENT -- 0%
Baxter International, Inc. ...............        21,250         $      800,062
                                                                 --------------

METALS & MINING -- 0.1%
BHP Billiton PLC .........................       194,340         $    3,171,724
                                                                 --------------

NATURAL GAS -- DISTRIBUTION -- 0.2%
AGL Resources, Inc. ......................        85,610         $    2,980,084
Sempra Energy ............................        38,040              1,705,714
                                                                 --------------
                                                                 $    4,685,798
                                                                 --------------
NETWORK & TELECOM -- 1.7%
Cisco Systems, Inc.(n) ...................       427,930         $    7,326,162
Nokia Corp., ADR .........................       536,930              9,825,819
Nortel Networks Corp.(n) .................     6,289,580             19,246,115
                                                                 --------------
                                                                 $   36,398,096
                                                                 --------------
OIL SERVICES -- 2.0%
BJ Services Co.(l) .......................       161,540         $    5,923,672
Cooper Cameron Corp.(n) ..................       140,680              5,824,152
GlobalSantaFe Corp. ......................       331,760             15,974,244
Noble Corp. ..............................       222,700             15,709,258
                                                                 --------------
                                                                 $   43,431,326
                                                                 --------------
PHARMACEUTICALS -- 4.3%
Abbott Laboratories ......................       205,380         $    8,098,134
Eli Lilly & Co. ..........................        58,400              3,304,856
Johnson & Johnson ........................       366,580             22,031,458
Merck & Co., Inc. ........................       806,240             25,646,494
Wyeth ....................................       737,140             33,960,040
                                                                 --------------
                                                                 $   93,040,982
                                                                 --------------
PRINTING & PUBLISHING -- 0.7%
Knight-Ridder, Inc.(l) ...................        99,400         $    6,292,020
New York Times Co., "A"(l) ...............       102,050              2,699,222
Reed Elsevier PLC ........................       330,200              3,098,903
Tribune Co. ..............................        64,800              1,960,848
                                                                 --------------
                                                                 $   14,050,993
                                                                 --------------
RAILROAD & SHIPPING -- 0.5%
Burlington Northern Santa Fe Corp. .......        77,400         $    5,481,468
Norfolk Southern Corp. ...................       104,800              4,698,184
                                                                 --------------
                                                                 $   10,179,652
                                                                 --------------
RESTAURANTS -- 0.2%
McDonald's Corp. .........................       121,870         $    4,109,456
                                                                 --------------

SPECIALTY CHEMICALS -- 0.4%
Air Products & Chemicals, Inc. ...........       120,710         $    7,144,825
L'Air Liquide S.A., Bearer Shares ........         2,200                422,887
Praxair, Inc. ............................        27,200              1,440,512
                                                                 --------------
                                                                 $    9,008,224
                                                                 --------------
SPECIALTY STORES -- 1.8%
Circuit City Stores, Inc. ................       238,970         $    5,398,332
Gap, Inc. ................................     1,153,100             20,340,684
Lowe's Cos., Inc. ........................        34,400              2,293,104
OfficeMax, Inc.(l) .......................       291,580              7,394,469
TJX Cos., Inc.(l) ........................       163,380              3,795,317
                                                                 --------------
                                                                 $   39,221,906
                                                                 --------------
TELECOMMUNICATIONS -- WIRELESS -- 0.4%
Vodafone Group PLC, ADR ..................       436,978         $    9,381,918
                                                                 --------------

TELEPHONE SERVICES -- 3.2%
AT&T, Inc. ...............................       236,986         $    5,803,787
Sprint Nextel Corp. ......................     1,492,000             34,853,120
Verizon Communications, Inc. .............       915,180             27,565,222
                                                                 --------------
                                                                 $   68,222,129
                                                                 --------------
TOBACCO -- 1.2%
Altria Group, Inc. .......................       345,700         $   25,830,704
                                                                 --------------

TRUCKING -- 0%
CNF, Inc. ................................        18,200         $    1,017,198
                                                                 --------------

UTILITIES -- ELECTRIC POWER -- 2.1%
Allegheny Energy, Inc.(l)(n) .............        19,400         $      614,010
Dominion Resources, Inc. .................       185,060             14,286,632
Entergy Corp. ............................        66,850              4,589,252
Exelon Corp. .............................       119,000              6,323,660
FirstEnergy Corp. ........................        60,100              2,944,299
FPL Group, Inc. ..........................       134,800              5,602,288
NRG Energy, Inc.(l)(n) ...................        25,500              1,201,560
PPL Corp.(l) .............................       200,960              5,908,224
Public Service Enterprise Group, Inc. ....        29,000              1,884,130
TXU Corp. ................................        44,600              2,238,474
                                                                 --------------
                                                                 $   45,592,529
                                                                 --------------
    Total Stocks (Identified Cost, $1,163,108,998) .....         $1,308,336,658
                                                                 --------------

BONDS -- 37.7%

ADVERTISING & BROADCASTING -- 0.1%
News America Holdings, 8.5%, 2025 ........   $   994,000         $    1,195,931
News America, Inc., 6.2%, 2034 ...........     1,106,000              1,098,590
                                                                 --------------
                                                                 $    2,294,521
                                                                 --------------
AEROSPACE -- 0.3%
Boeing Capital Corp., 6.5%, 2012 .........   $ 2,734,000         $    2,951,142
Northrop Grumman Corp., 7.75%, 2031 ......     2,738,000              3,500,402
                                                                 --------------
                                                                 $    6,451,544
                                                                 --------------
AGENCY -- OTHER -- 0%
Financing Corp., 9.65%, 2018 .............   $   490,000         $      704,961
                                                                 --------------

AIRLINES -- 0.1%
Continental Airlines, Inc., 6.648%, 2017     $ 1,930,735         $    1,886,709
                                                                 --------------

ALCOHOLIC BEVERAGES -- 0.2%
Foster's Financial Corp.,
  5.875%, 2035 (a) .......................   $ 1,528,000         $    1,488,102
Miller Brewing Co., 5.5%, 2013 (a) .......     2,785,000              2,838,767
                                                                 --------------
                                                                 $    4,326,869
                                                                 --------------
ASSET BACKED & SECURITIZED -- 2.3%
AmeriCredit Automobile Receivables Trust,
  2.18%, 2008 ............................   $ 1,396,788         $    1,388,396
Banc of America Commercial Mortgage,
  Inc., FRN, 5.182%, 2047 ................       776,389                777,754
Bear Stearns Commercial Mortgage
  Securities, Inc., FRN, 5.116%, 2041 ....     1,220,816              1,216,267
Blackrock Capital Finance LP,
  7.75%, 2026 (a) ........................       264,140                258,858
Capital One Auto Finance Trust,
  4.79%, 2009 ............................       886,723                885,257
Chase Commercial Mortgage Securities
  Corp., 6.39%, 2008 .....................     2,775,733              2,869,948
Chase Commercial Mortgage Securities
  Corp., 7.543%, 2009 ....................       485,251                508,208
Citibank Credit Card Issuance Trust,
  6.65%, 2008 ............................     4,743,000              4,773,821
Citigroup/Deutsche Bank Commercial
  Mortgage Trust, FRN, 5.2254%, 2044 .....       570,000                573,219
Countrywide Asset-Backed Certificates,
  FRN, 4.823%, 2035 ......................     1,298,000              1,284,911
Countrywide Asset-Backed Certificates
  FRN, 4.575%, 2035 ......................        81,000                 79,909
CPS Auto Receivables Trust,
  2.89%, 2009 (a) ........................        92,951                 90,816
CRIIMI MAE CMBS Corp., 6.701%, 2008 (a) ..     1,272,000              1,284,487
CRIIMI MAE Commercial Mortgage Trust,
  7%, 2033 (a) ...........................     1,508,804              1,529,550
Deutsche Mortgage & Asset Receiving
  Corp., 6.538%, 2031 ....................     1,486,413              1,522,629
Falcon Franchise Loan LLC,
  7.382%, 2010 (a) .......................       488,794                507,826
Greenwich Capital Commercial Funding
  Corp., FRN, 5.317%, 2036 ...............       625,465                631,338
Greenwich Capital Commercial Funding
  Corp., 4.305%, 2042 ....................     1,644,482              1,601,383
Greenwich Capital Commercial Funding
  Corp., FRN, 5.224%, 2037 ...............     1,532,847              1,539,637
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., 4.78%, 2042 ..........     1,370,000              1,326,437
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.2133%, 2041 ...     1,985,000              1,999,002
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.038%, 2046 ....     2,097,327              2,073,780
J.P. Morgan Commercial Mortgage Finance
  Corp., 6.613%, 2030 ....................       926,772                948,399
Morgan Stanley Capital I, Inc.,
  5.168%, 2042 ...........................       859,244                859,084
Morgan Stanley Capital I, Inc., FRN,
  0.567%, 2030 (a)(i) ....................    66,111,590              1,176,330
Mortgage Capital Funding, Inc.,
  6.337%, 2031 ...........................     2,279,628              2,333,072
Multi-Family Capital Access One, Inc.,
  6.65%, 2024 ............................       454,489                469,129
Residential Asset Mortgage Products,
  Inc., 3.8%, 2030 .......................       603,984                601,596
Residential Asset Mortgage Products,
  Inc., 4.109%, 2035 .....................       978,423                958,658
Residential Asset Mortgage Products,
  Inc., FRN, 4.9708%, 2034 ...............       931,000                910,870
Residential Funding Mortgage Securities,
  Inc., FRN, 5.32%, 2035 .................     1,405,000              1,403,559
Spirit Master Funding LLC,
  5.05%, 2023 (a) ........................     1,768,308              1,729,593
Structured Asset Securities Corp., FRN,
  4.67%, 2035 ............................     3,279,080              3,246,926
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.155%, 2044 ......................     1,005,000              1,022,075
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.083%, 2042 ......................     2,033,724              2,018,000
Wachovia Bank Commercial Mortgage Trust,
  FRN, 4.847%, 2041 ......................     2,000,000              1,952,652
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.195%, 2044 ......................     1,432,000              1,436,341
                                                                 --------------
                                                                 $   49,789,717
                                                                 --------------
AUTOMOTIVE -- 0.2%
Ford Motor Co., 7.45%, 2031 ..............   $   983,000         $      668,440
Ford Motor Credit Co., 5.7%, 2010 ........     2,094,000              1,780,032
Ford Motor Credit Co., 4.95%, 2008 .......       810,000                725,755
General Motors Acceptance Corp., 7.25%,
  2011 ...................................       732,000                672,809
General Motors Acceptance Corp., 5.85%,
  2009 ...................................     1,202,000              1,075,342
                                                                 --------------
                                                                 $    4,922,378
                                                                 --------------
BANKS & CREDIT COMPANIES -- 1.8%
Abbey National Capital Trust I,
  8.963% to 2030, FRN to 2049 ............   $ 1,558,000         $    2,119,804
Bank of America Corp., 7.4%, 2011 ........     2,792,000              3,075,455
Bank of America Corp., 5.375%, 2014 ......     2,830,000              2,876,718
Citigroup, Inc., 5%, 2014 ................     5,072,000              4,992,649
Credit Suisse First Boston (USA), Inc.,
  4.125%, 2010 ...........................     1,530,000              1,479,632
Credit Suisse First Boston (USA), Inc.,
  4.875%, 2010 ...........................     1,292,000              1,282,089
DBS Capital Funding Corp.,
  7.657% to 2011, FRN to 2049 (a) ........     1,476,000              1,633,123
HBOS Capital Funding LP,
  6.071% to 2014, FRN to 2049(a) .........       977,000              1,009,467
J.P. Morgan Chase & Co., 5.125%, 2014 ....     2,110,000              2,088,712
Mizuho Financial Group, Inc.,
  5.79%, 2014(a) .........................     1,078,000              1,113,655
Natexis AMBS Co. LLC, 8.44% to 2008, FRN
  to 2049, (a) ...........................       135,000                145,314
Nordea Bank AB, 5.424% to 2015,
  FRN to 2049 (a) ........................     1,019,000              1,010,111
Popular North America, Inc.,
  4.25%, 2008 ............................     1,839,000              1,803,708
RBS Capital Trust II, 6.425% to 2034, FRN
  to 2049 ................................     1,490,000              1,563,681
Socgen Real Estate LLC,
  7.64% to 2007, FRN to 2049 (a) .........     3,128,000              3,254,506
UFJ Finance Aruba AEC, 6.75%, 2013 .......     1,024,000              1,118,070
UniCredito Italiano Capital Trust II,
  9.2% to 2010, FRN to 2049 (a) ..........     1,509,000              1,747,790
Wachovia Corp., 5.25%, 2014 ..............     3,339,000              3,343,428
Wells Fargo & Co., 6.45%, 2011 ...........       340,000                362,350
Wells Fargo National Bank, 4.75%, 2015 ...     2,588,000              2,517,518
                                                                 --------------
                                                                 $   38,537,780
                                                                 --------------
BROADCAST & CABLE TV -- 0.4%
Cox Communications, Inc., 4.625%, 2013 ...   $ 1,624,000         $    1,512,891
TCI Communications Financing III,
  9.65%, 2027 ............................     4,805,000              5,199,519
Time Warner Entertainment Co., LP,
  10.15%, 2012 ...........................       335,000                407,872
Time Warner Entertainment Co., LP,
  8.375%, 2033 ...........................     1,050,000              1,240,321
                                                                 --------------

                                                                 $    8,360,603
                                                                 --------------
BROKERAGE & ASSET MANAGERS -- 0.5%
Ameriprise Financial, Inc., 5.35%, 2010 ..   $ 1,122,000         $    1,129,688
Goldman Sachs Group, Inc., 5.7%, 2012 ....     2,668,000              2,744,513
Lehman Brothers Holdings, Inc.,
  8.25%, 2007 ............................     1,405,000              1,468,847
Merrill Lynch & Co., Inc., 5.45%, 2014 ...     2,012,000              2,044,872
Morgan Stanley Group, Inc., 6.75%, 2011 ..     1,530,000              1,647,086
Morgan Stanley Group, Inc., 4.75%, 2014 ..     1,168,000              1,120,190
                                                                 --------------

                                                                 $   10,155,196
                                                                 --------------
BUILDING -- 0.1%
CRH America, Inc., 6.95%, 2012 ...........   $ 1,847,000         $    2,009,588
                                                                 --------------

CHEMICALS -- 0.1%
Dow Chemical Co., 5.75%, 2008 ............   $ 1,416,000         $    1,452,589
Dow Chemical Co., 6%, 2012 ...............       620,000                651,606
                                                                 --------------
                                                                 $    2,104,195
                                                                 --------------
CONGLOMERATES -- 0.2%
Kennametal, Inc., 7.2%, 2012 .............   $ 1,780,000         $    1,932,302
Tyco International Group S.A.,
  6.75%, 2011 ............................     1,307,000              1,374,165
                                                                 --------------
                                                                 $    3,306,467
                                                                 --------------
CONSUMER GOODS & SERVICES -- 0.1%
Cendant Corp., 6.875%, 2006 ..............   $ 1,280,000         $    1,293,138
                                                                 --------------

DEFENSE ELECTRONICS -- 0.1%
BAE Systems Holdings, Inc.,
  5.2%, 2015 (a) .........................   $   977,000         $      957,408
Raytheon Co., 6.15%, 2008 ................     1,077,000              1,117,736
                                                                 --------------
                                                                 $    2,075,144
                                                                 --------------
EMERGING MARKET QUASI-SOVEREIGN -- 0%
Pemex Project Funding Master Trust,
  8.625%, 2022 ...........................   $   316,000         $      389,470
                                                                 --------------

EMERGING MARKET SOVEREIGN -- 0.2%
State of Israel, 4.625%, 2013 ............   $   981,000         $      948,515
United Mexican States, 6.625%, 2015 (l) ..     1,335,000              1,461,825
United Mexican States, 7.5%, 2033 (l) ....       885,000              1,047,840
United Mexican States, 6.375%, 2013 ......       845,000                897,813
                                                                 --------------
                                                                 $    4,355,993
                                                                 --------------
ENERGY -- INDEPENDENT -- 0.1%
Devon Financing Corp. U.L.C.,
  6.875%, 2011 ...........................   $ 1,456,000         $    1,592,624
Ocean Energy, Inc., 7.25%, 2011 ..........       572,000                631,682
                                                                 --------------
                                                                 $    2,224,306
                                                                 --------------
ENERGY -- INTEGRATED -- 0%
Amerada Hess Corp., 7.3%, 2031 ...........   $   578,000         $      668,910
                                                                 --------------

ENTERTAINMENT -- 0.1%
Walt Disney Co., 6.75%, 2006 .............   $   643,000         $      646,066
Walt Disney Co., 6.375%, 2012 ............     1,957,000              2,069,954
                                                                 --------------
                                                                 $    2,716,020
                                                                 --------------
FINANCIAL INSTITUTIONS -- 0.1%
General Electric Capital Corp.,
  8.75%, 2007 ............................   $   904,000         $      951,262
General Electric Capital Corp.,
  5.45%, 2013 ............................       179,000                183,356
HSBC Finance Corp., 5.25%, 2011 ..........     1,510,000              1,510,773
                                                                 --------------
                                                                 $    2,645,391
                                                                 --------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 0.2%
Cadbury Schweppes PLC,
  5.125%, 2013 (a) .......................   $ 2,689,000         $    2,673,934
Kraft Foods, Inc., 6.25%, 2012 ...........     1,489,000              1,570,812
                                                                 --------------
                                                                 $    4,244,746
                                                                 --------------
FOREST & PAPER PRODUCTS -- 0.1%
MeadWestvaco Corp., 6.8%, 2032 ...........   $   724,000         $      723,138
Weyerhaeuser Co., 6.75%, 2012 ............     2,123,000              2,253,327
                                                                 --------------
                                                                 $    2,976,465
                                                                 --------------
INSURANCE -- 0.4%
AIG SunAmerica Institutional Funding II,
  5.75%, 2009 ............................   $ 2,804,000         $    2,870,059
American International Group, Inc.,
  4.25%, 2013 ............................       853,000                811,313
Genworth Financial, Inc., 5.75%, 2014 ....       775,000                808,879
ING Groep N.V., 5.775% to 2015,
  FRN to 2049 ............................     3,405,000              3,450,974
MetLife, Inc., 6.5%, 2032 ................       578,000                638,799
                                                                 --------------
                                                                 $    8,580,024
                                                                 --------------
INSURANCE -- PROPERTY & CASUALTY -- 0.3%
ACE INA Holdings, Inc., 5.875%, 2014 .....   $ 1,615,000         $    1,670,616
Allstate Corp., 6.125%, 2032 .............     1,617,000              1,697,396
Fund American Cos., Inc., 5.875%, 2013 ...     1,110,000              1,120,059
St. Paul Travelers Cos., Inc., 5.5%, 2015      1,126,000              1,134,104
Travelers Property Casualty Corp.,
  6.375%, 2033 ...........................       736,000                783,747
                                                                 --------------
                                                                 $    6,405,922
                                                                 --------------
INTERNATIONAL MARKET QUASI-SOVEREIGN -- 0 1%
Hydro-Quebec, 6.3%, 2011 .................   $ 2,256,000         $    2,406,495
                                                                 --------------

MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.1%
HCA, Inc., 8.75%, 2010 ...................   $   355,000         $      392,629
HCA, Inc., 6.95%, 2012 ...................     1,390,000              1,441,769
                                                                 --------------
                                                                 $    1,834,398
                                                                 --------------
METALS & MINING -- 0.1%
Alcan, Inc., 5%, 2015 ....................   $ 1,169,000         $    1,133,970
                                                                 --------------

MORTGAGE BACKED -- 13.7%
Fannie Mae, 5.722%, 2009 .................   $ 4,455,000         $    4,517,806
Fannie Mae, 4.01%, 2013 ..................       195,589                184,193
Fannie Mae, 4.518%, 2014 .................     1,745,525              1,692,593
Fannie Mae, 4.63%, 2014 ..................       487,064                474,011
Fannie Mae, 4.846%, 2014 .................       975,698                965,371
Fannie Mae, 4.925%, 2015 .................     2,862,110              2,844,595
Fannie Mae, 5.5%, 2016 - 2035 ............    96,713,224             96,151,264
Fannie Mae, 6%, 2016 - 2035 ..............    36,008,682             36,505,872
Fannie Mae, 4.5%, 2018 - 2035 ............    11,778,994             11,372,986
Fannie Mae, 5%, 2018 - 2035 ..............    23,902,648             23,505,661
Fannie Mae, 6.5%, 2028 - 2034 ............    12,022,374             12,357,686
Fannie Mae, 7.5%, 2030 - 2031 ............       538,320                564,108
Freddie Mac, 6%, 2016 - 2035 .............    13,436,383             13,620,393
Freddie Mac, 5%, 2017 - 2035 .............    23,636,167             23,046,199
Freddie Mac, 4.5%, 2018 - 2035 ...........    12,428,581             12,057,087
Freddie Mac, 5.5%, 2019 - 2035 ...........    26,257,504             26,136,941
Freddie Mac, 6.5%, 2034 ..................     3,525,912              3,613,679
Ginnie Mae, 6.5%, 2028 - 2034 ............     1,390,899              1,454,416
Ginnie Mae, 4.5%, 2033 - 2034 ............     2,003,285              1,911,049
Ginnie Mae, 5.5%, 2033 - 2035 ............    10,633,298             10,713,578
Ginnie Mae, 6%, 2033 - 2035 ..............     7,155,466              7,330,411
Ginnie Mae, 5%, 2034 .....................     1,932,754              1,909,665
                                                                 --------------
                                                                 $  292,929,564
                                                                 --------------
NATURAL GAS -- PIPELINE -- 0.2%
CenterPoint Energy Resources Corp.,
  7.875%, 2013 ...........................   $   815,000         $      932,027
Kinder Morgan Energy Partners LP,
  6.75%, 2011 ............................       740,000                788,163
Kinder Morgan Energy Partners LP,
  7.4%, 2031 .............................     1,373,000              1,581,493
Kinder Morgan Energy Partners LP,
  7.75%, 2032 ............................       980,000              1,169,585
                                                                 --------------
                                                                 $    4,471,268
                                                                 --------------
NETWORK & TELECOM -- 0.8%
BellSouth Corp., 6.55%, 2034 .............   $ 1,472,000         $    1,567,918
Deutsche Telekom International Finance
  B.V., 8.75%, 2030 ......................     2,018,000              2,566,632
France Telecom S.A., 7.75%, 2011 .........       564,000                629,954
PCCW-HKTC Capital II Ltd., 6%, 2013 (a) ..     1,321,000              1,349,329
SBC Communications, Inc., 5.1%, 2014 .....     2,223,000              2,171,609
SBC Communications, Inc., 6.15%, 2034 ....       700,000                703,123
Telecom Italia Capital, 5.25%, 2013 ......       752,000                737,918
Telecom Italia Capital, 6%, 2034 .........     1,020,000                982,622
Telecomunicaciones de Puerto Rico, Inc.,
  6.65%, 2006 ............................     1,716,000              1,725,582
Verizon New York, Inc., 6.875%, 2012 .....     4,213,000              4,391,758
                                                                 --------------
                                                                 $   16,826,445
                                                                 --------------
OIL SERVICES -- 0.1%
Halliburton Co., 5.5%, 2010 ..............   $ 1,071,000         $    1,093,877
                                                                 --------------

OILS -- 0.1%
Valero Energy Corp., 6.875%, 2012 ........   $ 1,193,000         $    1,299,933
                                                                 --------------

PHARMACEUTICALS -- 0.1%
Wyeth, 5.5%, 2013 ........................   $ 1,683,000         $    1,706,172
                                                                 --------------

POLLUTION CONTROL -- 0.1%
USA Waste Services, Inc., 7%, 2028 .......   $   972,000         $    1,095,108
Waste Management, Inc., 7.375%, 2010 .....     1,341,000              1,459,401
                                                                 --------------
                                                                 $    2,554,509
                                                                 --------------
RAILROAD & SHIPPING -- 0.1%
CSX Corp., 6.75%, 2011 ...................   $   450,000         $      482,238
Union Pacific Corp., 6.125%, 2012 ........       507,000                533,332
Union Pacific Corp., 5.375%, 2014 ........     1,208,000              1,221,776
                                                                 --------------
                                                                 $    2,237,346
                                                                 --------------
REAL ESTATE -- 0.4%
Boston Properties, Inc., 5%, 2015 ........   $   369,000         $      355,372
EOP Operating LP, 6.8%, 2009 .............     1,238,000              1,294,450
HRPT Properties Trust, 6.25%, 2016 .......     1,169,000              1,191,254
Simon Property Group LP, 6.375%, 2007 ....     1,069,000              1,092,351
Simon Property Group LP, 5.1%, 2015 ......     1,070,000              1,034,856
Vornado Realty Trust, 5.625%, 2007 .......     3,304,000              3,327,111
Vornado Realty Trust, 4.75%, 2010 ........       189,000                183,442
                                                                 --------------
                                                                 $    8,478,836
                                                                 --------------
RETAILERS -- 0.1%
Wal-Mart Stores, Inc., 5.25%, 2035 .......   $ 1,541,000         $    1,495,812
                                                                 --------------

TELECOMMUNICATIONS -- WIRELESS -- 0.1%
AT&T Wireless Services, Inc.,
  7.35%, 2006 ............................   $   903,000         $      906,803
Cingular Wireless LLC, 6.5%, 2011 ........       693,000                741,565
Sprint Capital Corp., 6.875%, 2028 .......     1,471,000              1,607,347
                                                                 --------------
                                                                 $    3,255,715
                                                                 --------------
U.S. GOVERNMENT AGENCIES -- 4.0%
Aid-Egypt, 4.45%, 2015 ...................   $ 1,662,000         $    1,628,577
Fannie Mae, 3.25%, 2006 ..................     4,950,000              4,910,182
Fannie Mae, 3%, 2007 .....................     3,350,000              3,283,208
Fannie Mae, 5.25%, 2007 ..................    12,269,000             12,340,786
Fannie Mae, 6.625%, 2009 - 2010 ..........    13,027,000             13,989,735
Fannie Mae, 6%, 2011 .....................     1,539,000              1,627,703
Fannie Mae, 4.625%, 2014 .................     2,516,000              2,486,349
Federal Home Loan Bank, 3.25%, 2006 ......     3,270,000              3,245,831
Federal Home Loan Bank, 3.75%, 2006 ......    10,025,000              9,957,181
Federal Home Loan Bank, 3.9%, 2008 .......     1,240,000              1,219,356
Freddie Mac, 3.75%, 2006 .................     2,198,000              2,179,724
Freddie Mac, 4.125%, 2009 ................     4,750,000              4,650,003
Freddie Mac, 4.875%, 2013 ................    10,686,000             10,736,545
Small Business Administration,
  4.35%, 2023 ............................       407,418                392,901
Small Business Administration,
  4.77%, 2024 ............................     1,083,733              1,068,358
Small Business Administration,
  4.99%, 2024 ............................     1,493,310              1,489,652
Small Business Administration,
  5.18%, 2024 ............................     1,773,455              1,786,801
Small Business Administration,
  5.52%, 2024 ............................     2,553,043              2,613,095
Small Business Administration,
  4.95%, 2025 ............................     1,202,885              1,197,970
Small Business Administration,
  5.09%, 2025 ............................     1,479,000              1,479,882
Small Business Administration,
  5.11%, 2025 ............................     3,138,000              3,144,657
Small Business Administration,
  5.39%, 2025 ............................     1,106,000              1,122,590
                                                                 --------------
                                                                 $   86,551,086
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- 8.5%
U.S. Treasury Bonds, 10.375%, 2012 .......   $ 1,482,000         $    1,637,841
U.S. Treasury Bonds, 9.875%, 2015 ........     1,920,000              2,743,050
U.S. Treasury Bonds, 8%, 2021 ............       320,000                440,862
U.S. Treasury Bonds, 6.25%, 2023 .........    29,054,000             34,694,573
U.S. Treasury Bonds, 5.375%, 2031 ........    10,131,000             11,379,960
U.S. Treasury Notes, 6.875%, 2006 ........     6,270,000              6,326,574
U.S. Treasury Notes, 7%, 2006 ............    19,379,000             19,635,617
U.S. Treasury Notes, 4.75%, 2008 .........    29,887,000             30,174,184
U.S. Treasury Notes, 5.5%, 2008 ..........     7,085,000              7,243,584
U.S. Treasury Notes, 5.625%, 2008 ........    22,095,000             22,697,442
U.S. Treasury Notes, 6.5%, 2010 ..........     5,903,000              6,367,631
U.S. Treasury Notes, 4%, 2012 ............     1,910,000              1,868,891
U.S. Treasury Notes, 4.375%, 2012 ........     1,778,000              1,777,792
U.S. Treasury Notes, 3.875%, 2013 ........     2,121,000              2,055,796
U.S. Treasury Notes, 4.75%, 2014 .........     1,596,000              1,634,840
U.S. Treasury Notes, 4.25%, 2015 .........    12,113,000             11,956,379
U.S. Treasury Notes, TIPS, 4.25%, 2010 ...     7,487,725              8,117,158
U.S. Treasury Notes, TIPS, 3%, 2012 ......    10,748,498             11,364,860
                                                                 --------------
                                                                 $  182,117,034
                                                                 --------------
UTILITIES -- ELECTRIC POWER -- 1.1%
Dominion Resources, Inc., 5.15%, 2015 ....   $ 1,515,000         $    1,467,765
DTE Energy Co., 7.05%, 2011 ..............     1,309,000              1,410,463
Duke Capital Corp., 8%, 2019 .............     1,686,000              2,012,322
Exelon Generation Co. LLC, 6.95%, 2011 ...     1,500,000              1,617,355
FirstEnergy Corp., 6.45%, 2011 ...........     2,246,000              2,380,753
MidAmerican Energy Holdings Co.,
  5.875%, 2012 ...........................       535,000                552,314
MidAmerican Energy Holdings Co.,
  3.5%, 2008 .............................     1,030,000                993,794
MidAmerican Funding LLC, 6.927%, 2029 ....     2,762,000              3,090,427
Niagara Mohawk Power Corp., 7.75%, 2006 ..       942,000                952,076
Northeast Utilities, 8.58%, 2006 .........       349,680                354,289
Oncor Electric Delivery Co., 7%, 2022 ....     2,032,000              2,258,521
Pacific Gas & Electric Co., 4.8%, 2014 ...     1,145,000              1,115,833
PSEG Power LLC, 6.95%, 2012 ..............       697,000                755,351
PSEG Power LLC, 8.625%, 2031 .............       918,000              1,207,965
System Energy Resources, Inc.,
  5.129%, 2014 (a) .......................     1,003,168                967,787
TXU Energy Co., 7%, 2013 .................       575,000                612,757
Waterford 3 Funding Corp., 8.09%, 2017 ...     2,082,261              2,212,840
                                                                 --------------
                                                                 $   23,962,612
                                                                 --------------
    Total Bonds (Identified Cost, $810,526,930) ........         $  807,781,129
                                                                 --------------

SHORT-TERM OBLIGATION -- 0.7%
General Electric Capital Corp., 4.2%,
  due 1/03/06, at Amortized Cost (y) .....   $15,886,000         $   15,882,293
                                                                 --------------

COLLATERAL FOR SECURITIES LOANED -- 3.2%
Morgan Stanley Repurchase Agreement,
  4.27%, dated 12/30/05, due 1/03/06,
  total to be received $1,860,640
  (secured by various U.S. Treasury and
  Federal Agency obligations in a
  individually traded account), at Cost ..   $ 1,860,420         $    1,860,420
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value .    65,727,583             65,727,583
                                                                 --------------
    Total Collateral for Securities Loaned .............         $   67,588,003
                                                                 --------------
    Total Investments
      (Identified Cost, $2,057,106,224) (k) ............         $2,199,588,083
                                                                 --------------

OTHER ASSETS,
  LESS LIABILITIES -- (2.7)% ...........................            (58,353,062)
                                                                 --------------
    Net Assets -- 100.0% ...............................         $2,141,235,021
                                                                 ==============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
UTILITIES SERIES
STOCKS -- 92.1%

Issuer                                       Shares/Par($)          Value ($)
BROADCAST & CABLE TV -- 6.4%
Cablevision Systems Corp., "A"(n) ........          41,700         $    978,699
Citadel Broadcasting Corp.(l) ............         157,700            2,119,488
Comcast Corp., "Special A"(n) ............         235,200            6,042,288
Grupo Televisa S.A., ADR(l) ..............          71,600            5,763,800
News Corp., "A" ..........................         160,100            2,489,555
TV Azteca S.A. de C.V ....................       4,320,300            2,828,180
Viacom, Inc., "B" ........................         139,700            4,554,220
Walt Disney Co. ..........................          15,800              378,726
                                                                   ------------
                                                                   $ 25,154,956
                                                                   ------------
ENERGY -- INDEPENDENT -- 0.9%
Occidental Petroleum Corp. ...............           2,400         $    191,712
Rosetta Resources, Inc.(a)(n) ............         195,350            3,516,300
                                                                   ------------
                                                                   $  3,708,012
                                                                   ------------
ENERGY -- INTEGRATED -- 3.0%
Amerada Hess Corp.(l) ....................          28,700         $  3,639,734
Chevron Corp. ............................          39,100            2,219,707
Petroleo Brasileiro S.A., ADR(l) .........          41,300            2,943,451
TOTAL S.A ................................          12,200            3,062,339
                                                                   ------------
                                                                   $ 11,865,231
                                                                   ------------
NATURAL GAS -- DISTRIBUTION -- 6.7%
AGL Resources, Inc. ......................         186,160         $  6,480,230
Energen Corp. ............................          90,000            3,268,800
MDU Resources Group, Inc.(l) .............         151,750            4,968,295
Questar Corp. ............................          74,100            5,609,370
Sempra Energy ............................          76,600            3,434,744
Southern Union Co. .......................         112,400            2,656,012
                                                                   ------------
                                                                   $ 26,417,451
                                                                   ------------
NATURAL GAS -- PIPELINE -- 4.9%
El Paso Corp.(l) .........................         364,000         $  4,426,240
Enagas S.A.(l) ...........................         335,574            6,271,818
Williams Cos., Inc. ......................         369,300            8,556,681
                                                                   ------------
                                                                   $ 19,254,739
                                                                   ------------
OIL SERVICES -- 4.3%
ENSCO International, Inc. ................          35,200         $  1,561,120
GlobalSantaFe Corp. ......................         118,700            5,715,405
Halliburton Co. ..........................          30,100            1,864,996
National Oilwell Varco, Inc.(l)(n) .......          33,100            2,075,370
Noble Corp.(l) ...........................          29,300            2,066,822
Pride International, Inc.(n) .............          54,900            1,688,175
Smith International, Inc. ................          46,100            1,710,771
                                                                   ------------
                                                                   $ 16,682,659
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 3.4%
Alamosa Holdings, Inc.(l)(n) .............          49,910         $    928,825
America Movil S.A. de C.V., "L", ADR .....         167,400            4,898,124
Hutchison Telecommunications International
  Ltd.(n) ................................         528,000              762,691
PT Indosat Tbk ...........................         663,000              374,329
Vodafone Group PLC .......................       2,952,060            6,368,060
                                                                   ------------
                                                                   $ 13,332,029
                                                                   ------------
TELEPHONE SERVICES -- 11.0%
AT&T, Inc. ...............................          39,300         $    962,457
Cincinnati Bell, Inc.(n) .................          52,800              185,328
Citizens Communications Co.(l) ...........         456,700            5,585,441
FastWeb S.p.A ............................          88,429            4,037,663
France Telecom S.A .......................         219,520            5,450,478
KT Freetel Co. Ltd.(n) ...................          99,240            2,415,036
NTL, Inc.(l)(n) ..........................          32,600            2,219,408
Philippine Long Distance Telephone Co. ...           6,600              226,192
Sprint Nextel Corp. ......................         439,850           10,274,896
Telecom Corp. of New Zealand Ltd. ........         559,021            2,292,334
Telenor A.S.A ............................         499,700            4,902,502
Telus Corp. (Non Voting) .................         110,280            4,425,043
                                                                   ------------
                                                                   $ 42,976,778
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 51.5%
AES Corp.(n) .............................       1,012,000         $ 16,019,960
AES Tiete S.A., IPS ......................     133,628,500            2,909,192
Ameren Corp. .............................          14,900              763,476
AWG PLC ..................................         142,000            2,672,641
CMS Energy Corp.(l)(n) ...................         436,600            6,335,066
Constellation Energy Group, Inc. .........         192,700           11,099,520
CPFL Energia S.A., ADR(l) ................         121,450            4,232,532
Dominion Resources, Inc. .................          66,800            5,156,960
DPL, Inc. ................................         140,900            3,664,809
DTE Energy Co.(l) ........................         103,200            4,457,208
Duke Energy Corp. ........................          89,900            2,467,755
E.ON AG ..................................          51,000            5,272,055
Edison International .....................         168,300            7,339,563
Endesa S.A.(l) ...........................         131,900            3,466,865
Enel S.p.A ...............................         551,130            4,325,567
Enersis S.A., ADR ........................          88,400              971,516
Entergy Corp. ............................          69,000            4,736,850
Entergy Corp. ............................         142,860            7,107,285
Exelon Corp. .............................         228,200           12,126,548
FirstEnergy Corp. ........................         179,600            8,798,604
Fortum Corp. .............................         173,490            3,250,706
FPL Group, Inc. ..........................         220,200            9,151,512
International Power PLC ..................       1,545,800            6,363,515
NRG Energy, Inc.(n) ......................         428,700           20,200,344
Oesterreichische Elektrizitaetswirtschafts
  AG (Verbund), "A" ......................           1,800              641,534
PPL Corp. ................................         329,900            9,699,060
RWE AG ...................................          87,200            6,451,962
SCANA Corp. ..............................          55,800            2,197,404
Scottish & Southern Energy PLC ...........          67,000            1,167,753
SP Ausnet(n) .............................       1,612,250            1,567,781
Suez S.A.(l) .............................         145,588            4,529,282
Tractebel Energia S.A ....................          90,370              581,723
TXU Corp. ................................         340,400           17,084,676
Veolia Environment .......................          22,760            1,029,528
Xcel Energy, Inc.(l) .....................         208,600            3,850,756
                                                                   ------------
                                                                   $201,691,508
                                                                   ------------
    Total Stocks (Identified Cost, $318,433,707) .........         $361,083,363
                                                                   ------------

BONDS -- 2.9%
ASSET BACKED & SECURITIZED -- 0%
Falcon Franchise Loan LLC, FRN,
  3.0742%, 2023 (a)(i) ...................     $   983,466         $    115,880
                                                                   ------------

NETWORK & TELECOM -- 0.2%
Citizens Communications Co., 9%, 2031 ....     $   805,000         $    815,062
                                                                   ------------

TELECOMMUNICATIONS -- WIRELESS -- 0.3%
Rogers Wireless, Inc., 8%, 2012 ..........     $ 1,165,000         $  1,233,444
                                                                   ------------

UTILITIES -- ELECTRIC POWER -- 2.4%
Beaver Valley Funding Corp., 9%, 2017 ....     $   771,000         $    884,391
CMS Energy Corp., 8.5%, 2011 .............       1,415,000            1,540,581
Empresa Nacional de Electricidad S.A.,
  8.35%, 2013 ............................         927,000            1,055,776
Enersis S.A., 7.375%, 2014 ...............       2,204,000            2,370,680
Mirant North America LLC,
  7.375%, 2013 (a) .......................     $    25,000         $     25,281
PSEG Energy Holdings LLC, 8.625%, 2008 ...       1,147,000            1,192,880
TXU Corp., 5.55%, 2014 ...................       1,622,000            1,540,634
TXU Corp., 6.5%, 2024 ....................         837,000              794,624
TXU Eastern Funding Co., 6.75%, 2009(d) ..         191,000               17,190
                                                                   ------------
                                                                   $  9,422,037
                                                                   ------------
    Total Bonds (Identified Cost, $11,698,742) ...........         $ 11,586,423
                                                                   ------------

CONVERTIBLE PREFERRED STOCKS -- 2.6%
NATURAL GAS -- DISTRIBUTION -- 0.2%
Southern Union Co., 5% ...................          19,500         $    954,135
                                                                   ------------

NATURAL GAS -- PIPELINE -- 1.6%
El Paso Corp., 4.99% (a) .................           3,900         $  4,269,037
Williams Cos., Inc., 5.5% ................          16,450            1,846,512
                                                                   ------------

                                                                   $  6,115,549
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 0.8%
PNM Resources, Inc., 6.75% ...............          63,100         $  2,971,379
                                                                   ------------
    Total Convertible Preferred Stocks
      (Identified Cost, $9,613,319) ......................         $ 10,041,063
                                                                   ------------

SHORT-TERM OBLIGATION -- 1.8%
General Electric Capital Corp., 4.2%,
  due 1/03/06, at Amortized Cost (y) .....     $ 7,026,000         $  7,024,361
                                                                   ------------

COLLATERAL FOR SECURITIES LOANED -- 10.6%
Morgan Stanley Repurchase Agreement, 4.27%,
  dated 12/30/05, due 1/03/06, total to be
  received $12,974,503 (secured by various
  U.S. Treasury and Federal Agency
  obligations in an individually traded
  account), at Cost ......................     $12,972,964         $ 12,972,964
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..     28,502,916           28,502,916
                                                                   ------------
    Total Collateral for Securities Loaned ...............         $ 41,475,880
                                                                   ------------
    Total Investments
      (Identified Cost, $388,246,009) (k) ................         $431,211,090
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- (10.0)% ............................          (39,254,084)
                                                                   ------------
    Net Assets -- 100.0% .................................         $391,957,006
                                                                   ============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

                                                                       Net
                                                                   Unrealized
                                                                   Appreciatio
                                                                        n
   Contracts to                        In Exchange    Contracts    (Depreciati
 Deliver/Receive     Settlement Date       For         at Value        on)

SALES
EUR25,725,203       1/18/06 - 2/21/06   $30,263,999   $30,510,479   $(246,480)
GBP6,756,058                  1/31/06    12,017,137    11,611,013     406,124
                                        -----------   -----------   ---------
                                        $42,281,136   $42,121,492   $ 159,644
                                        ===========   ===========   =========

PURCHASES
EUR3,200,040        1/18/06 - 2/13/06    $3,802,004    $3,791,949    $(10,055)
GBP1,166,836        1/30/06 - 1/31/06     2,039,625     2,005,332     (34,293)
                                         ----------    ----------    --------
                                         $5,841,629    $5,797,281    $(44,348)
                                         ==========    ==========    ========
At December 31, 2005 the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

PORTFOLIO FOOTNOTES:
(n) Non-income producing security.
(d) Non-income producing security - in default.
(l) All or a portion of this security is on loan.
(a) SEC Rule 144A restriction.
(y) The rate shown represents an annualized yield at time of purchase.
(k) As of December 31, 2005 the Global Growth Series had three securities representing $5,571,438 and 3.4% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
(k) As of December 31, 2005, the Mid Cap Growth Series had one security representing $77,583 and 0.1% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
(k) As of December 31, 2005, the Total Return Series had one security representing $157,744 and less than 0.1% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
(k) As of December 31, 2005, the Utilities Series had two securities representing $2,641,228 and 0.7% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR           American Depository Receipt
FRN           Floating Rate Note. The interest rate is the rate in effect as of period end.
GDR           Global Depository Receipt
IPS           International Preference Stock
TIPS          Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR           Euro
GBP           British Pound

                      See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES  -- December 31, 2005

                                                       Capital              Emerging               Global           Massachusetts
                                                     Appreciation            Growth                Growth          Investors Trust
                                                        Series               Series                Series               Series
                                                    --------------         ------------         ------------        --------------
Assets:
  Investments --
    Unaffiliated issuers, at identified cost ...    $  663,367,651         $339,947,536         $161,694,826        $1,005,863,509
    Unrealized appreciation (depreciation) .....        20,994,935           58,802,147           21,793,022           147,686,155
                                                    --------------         ------------         ------------        --------------
      Total investments, at value (including
        securities loaned of $--, $27,061,076,
        $19,934,421, and $27,699,220,
        respectively) ..........................    $  684,362,586         $398,749,683         $183,487,848        $1,153,549,664

  Cash .........................................         8,533,887                2,947                1,721             3,300,599
  Foreign currency, at value (identified
    cost, $--, $--, $18,905, and $--,
    respectively) ..............................              --                   --                 18,916                  --
  Receivable for investments sold ..............         2,255,911            1,983,854            1,607,086             3,689,636
  Receivable for series shares sold ............             7,655                2,427                1,185               433,687
  Interest and dividends receivable ............           361,954              198,084              163,773             1,011,371
  Other assets .................................             2,237                3,005                1,657                 7,596
                                                    --------------         ------------         ------------        --------------
      Total assets .............................    $  695,524,230         $400,940,000         $185,282,186        $1,161,992,553
                                                    ==============         ============         ============        ==============
Liabilities:
  Payable for investments purchased ............    $    9,926,241         $  1,129,508         $  1,246,154        $    4,433,066
  Payable for series shares reacquired .........           342,276              319,589              113,106               608,006
  Collateral for securities loaned, at value ...              --             27,722,508           20,841,693            28,321,677

  Payable to affiliates --
    Management fee .............................            34,667               15,323                8,112                34,171
    Distribution fee ...........................               524                  298                  105                 2,726
    Administrative services fee ................               714                  327                  144                   992
  Accrued expenses and other liabilities .......           261,129               71,863               98,851                93,686
                                                    --------------         ------------         ------------        --------------
      Total liabilities ........................    $   10,565,551         $ 29,259,416         $ 22,308,165        $   33,494,324
                                                    --------------         ------------         ------------        --------------
Net assets .....................................    $  684,958,679         $371,680,584         $162,974,021        $1,128,498,229
                                                    ==============         ============         ============        ==============
Net assets consist of:
  Paid-in capital ..............................    $1,514,266,087         $758,028,458         $220,467,511        $1,270,252,064
  Unrealized appreciation (depreciation) on
    investments and translation of assets
    and liabilities in foreign currencies
    (net of $--, $--, $22,501 and $--
    deferred country tax) ......................        20,992,258           58,799,963           21,769,745           147,686,124
  Accumulated net realized gain (loss) on
    investments and foreign currency
    transactions ...............................      (851,473,036)        (445,147,837)         (80,134,962)         (298,007,673)
  Undistributed net investment income ..........         1,173,370                 --                871,727             8,567,714
                                                    --------------         ------------         ------------        --------------
      Total ....................................    $  684,958,679         $371,680,584         $162,974,021        $1,128,498,229
                                                    ==============         ============         ============        ==============
Net Assets:
  Initial Class ................................    $  649,587,638         $350,083,293         $155,375,051        $  929,793,647
  Service Class ................................        35,371,041           21,597,291            7,598,970           198,704,582
                                                    --------------         ------------         ------------        --------------
      Total ....................................    $  684,958,679         $371,680,584         $162,974,021        $1,128,498,229
                                                    ==============         ============         ============        ==============

Shares of beneficial interest outstanding:
  Initial Class ................................        33,638,148           20,490,715           11,527,852            30,843,755
  Service Class ................................         1,846,293            1,278,700              567,308             6,632,051
                                                    --------------         ------------         ------------        --------------
      Total ....................................      35,484,441            21,769,415           12,095,160           37,475,806
                                                      ==========            ==========           ==========           ==========
Initial Class:
  Net asset value per share
    (net assets / shares of
    beneficial interest
    outstanding) ..............                        $19.31                 $17.08               $13.48               $30.15
                                                       ======                 ======               ======               ======
Service Class:
  Net asset value per share
(net assets / shares of
beneficial interest
outstanding) ..............                            $19.16                 $16.89               $13.39               $29.96
                                                       ======                 ======               ======               ======

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES -- December 31, 2005 -- continued

                                    Mid Cap                                               Total
                                     Growth                    Research                    Return                   Utilities
                                     Series                     Series                     Series                    Series
                                   ------------              ------------              ------------               ------------
Assets:
  Investments --
    Unaffiliated issuers, at identified cost .....    $114,367,582         $397,615,956       $2,057,106,224          $388,246,009
    Unrealized appreciation (depreciation) .......      13,527,380           24,789,748          142,481,859            42,965,081
                                                      ------------         ------------       --------------          ------------
      Total investments, at value (including
        securities loaned of $17,488,279,
        $26,910,569, $66,063,541, and
        $40,073,068, respectively) ...............    $127,894,962         $422,405,704       $2,199,588,083          $431,211,090

  Cash ...........................................             319                  928                8,496                 8,708
  Foreign currency, at value (identified
    cost, $--, $--, $--, and $975, respectively) .            --                   --                   --                     974
  Receivable for forward foreign currency
    exchange contracts ...........................            --                   --                   --                 420,120
  Receivable for investments sold ................         419,344              648,303              140,683             4,773,877
  Receivable for series shares sold ..............          14,600               12,249            1,074,081                 9,270
  Interest and dividends receivable ..............          44,244              494,614           10,713,414             1,164,183
  Other assets ...................................            --                   --                 11,136                   806
                                                      ------------         ------------       --------------          ------------
      Total assets ...............................    $128,373,469         $423,561,798       $2,211,535,893          $437,589,028
                                                      ============         ============       ==============          ============
Liabilities:
  Payable for forward foreign currency
    exchange contracts ...........................    $       --           $       --         $         --            $    304,824
  Payable for investments purchased ..............          11,061              857,900            1,486,810             3,482,349
  Payable for series shares reacquired ...........          46,723              203,014            1,063,089               284,265
  Collateral for securities loaned, at value .....      17,909,575           27,537,097           67,588,003            41,475,880
  Payable to affiliates --

    Management fee ...............................           4,566               15,913               77,318                15,774
    Distribution fee .............................             575                  385               10,556                   648
    Administrative services fee ..................              97                  347                1,845                   344
  Accrued expenses and other liabilities .........          50,912               77,047               73,251                67,938
                                                      ------------         ------------       --------------          ------------
      Total liabilities ..........................    $ 18,023,509         $ 28,691,703       $   70,300,872          $ 45,632,022
                                                      ------------         ------------       --------------          ------------
Net assets .......................................    $110,349,960         $394,870,095       $2,141,235,021          $391,957,006
                                                      ============         ============       ==============          ============
Net assets consist of:
  Paid-in capital ................................    $131,078,916         $590,952,153       $1,884,143,194          $456,748,736
  Unrealized appreciation (depreciation) on
    investments and translation of assets and
    liabilities in foreign currencies ............      13,527,401           24,789,626          142,481,330            43,077,826
  Accumulated net realized gain (loss) on
    investments and foreign currency
    transactions .................................     (34,256,357)        (223,183,653)          58,109,636          (119,654,873)
  Undistributed net investment income ............            --              2,311,969           56,500,861            11,785,317
                                                      ------------         ------------       --------------          ------------
      Total ......................................    $110,349,960         $394,870,095       $2,141,235,021          $391,957,006
                                                      ============         ============       ==============          ============
Net Assets:
  Initial Class ..................................    $ 68,636,935         $366,831,300       $1,370,782,354          $344,716,759
  Service Class ..................................      41,713,025           28,038,795          770,452,667            47,240,247
                                                      ------------         ------------       --------------          ------------
      Total ......................................    $110,349,960         $394,870,095       $2,141,235,021          $391,957,006
                                                      ============         ============       ==============          ============

Shares of beneficial interest outstanding:
  Initial Class ..................................      11,482,591           21,521,541           71,769,273            19,029,605
  Service Class ..................................       7,044,357            1,656,004           40,622,617             2,623,653
                                                      ------------         ------------       --------------          ------------
      Total ......................................     18,526,948           23,177,545          112,391,890            21,653,258
                                                       ==========           ==========          ===========            ==========

Initial Class:
  Net asset value per share (net assets / shares
    of beneficial interest outstanding) ..........       $5.98                $17.04              $19.10                 $18.11
                                                         =====                ======              ======                 ======
Service Class:
  Net asset value per share (net assets / shares
    of beneficial interest outstanding) ..........       $5.92                $16.93              $18.97                 $18.01
                                                         =====                ======              ======                 ======

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS  -- Year Ended December 31, 2005

                                                        Capital              Emerging              Global            Massachusetts
                                                      Appreciation            Growth               Growth            Investors Trust
                                                         Series               Series               Series                Series
                                                      ------------         ------------         ------------          ------------
Net investment income (loss):

  Income --
    Dividends ....................................    $  6,517,227         $  1,959,115         $  2,822,526          $ 15,855,598
    Interest .....................................         810,079              252,033               42,303               338,931
    Income on securities loaned ..................            --                 53,651               88,305                81,582
    Foreign taxes withheld .......................         (37,135)             (49,896)            (164,065)             (246,315)
                                                      ------------         ------------         ------------          ------------
      Total investment income ....................    $  7,290,171         $  2,214,903         $  2,789,069          $ 16,029,796
                                                      ------------         ------------         ------------          ------------
  Expenses --
    Management fee ...............................    $  5,305,494         $  2,835,472         $  1,498,962          $  6,222,206
    Distribution fee .............................          89,166               51,582               18,576               374,924
    Administrative services fee ..................         125,624               67,817               29,206               199,504
    Independent trustees' compensation ...........          69,641               44,161               17,296               107,778
    Custodian fee ................................         248,962              153,982              165,656               348,418
    Printing .....................................          79,728               52,668               18,395                90,409
    Auditing fees ................................          47,436               44,316               53,707                43,998
    Legal fees ...................................          42,273                8,593                6,749                 7,800
    Miscellaneous ................................         101,714               48,816               13,577               108,874
                                                      ------------         ------------         ------------          ------------
      Total expenses .............................    $  6,110,038         $  3,307,407         $  1,822,124          $  7,503,911
    Fees paid indirectly .........................         (22,386)             (31,849)              (4,387)              (36,234)
                                                      ------------         ------------         ------------          ------------
      Net expenses ...............................    $  6,087,652         $  3,275,558         $  1,817,737          $  7,467,677
                                                      ------------         ------------         ------------          ------------
Net investment income
  (loss) .........................................    $  1,202,519         $ (1,060,655)        $    971,332          $  8,562,119
                                                      ============         ============         ============          ============
Realized and unrealized gain (loss) on
  investments and foreign currency transactions:
  Realized gain (loss) (identified cost basis) --
    Investment transactions (net of $--, $--,
      $8,306 and $-- country tax, respectively) ..    $ 96,449,046         $ 34,811,872         $ 18,520,244          $104,146,700
    Foreign currency transactions ................         (19,536)               5,053              (81,956)                6,145
                                                      ------------         ------------         ------------          ------------
      Net realized gain (loss) on investments
        and foreign currency transactions ........    $ 96,429,510         $ 34,816,925         $ 18,438,288          $104,152,845
                                                      ------------         ------------         ------------          ------------
  Change in unrealized appreciation (depreciation) --

    Investments (net of $--, $--, $22,501, and
      $-- deferred country tax) ..................    $(75,206,732)        $ (2,717,266)        $ (4,448,896)         $(30,676,715)
    Translation of assets and liabilities in
      foreign currencies .........................         (11,396)              (5,260)              (7,882)               (6,763)
                                                      ============         ============         ============          ============
      Net unrealized gain (loss) on investments
        and foreign currency translation              $(75,218,128)        $ (2,722,526)        $ (4,456,778          $(30,683,478)
                                                      ------------         ------------         ------------          ------------
        Net realized and unrealized gain (loss)
        on investments and foreign currency ......    $ 21,211,382         $ 32,094,399         $ 13,981,510          $ 73,469,367
                                                      ------------         ------------         ------------          ------------
        Change in net assets from operations .....    $ 22,413,901         $ 31,033,744         $ 14,952,842          $ 82,031,486
                                                      ============         ============         ============          ============

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS  -- Year Ended December 31, 2005 -- continued

                                                         Mid Cap                                   Total
                                                         Growth              Research              Return               Utilities
                                                         Series               Series               Series                Series
                                                      ------------         ------------         ------------          ------------

Net investment income (loss):
  Income --
    Dividends ....................................    $    473,789         $  5,746,958         $ 27,273,918          $  8,639,521
    Interest .....................................          60,790              105,819           41,785,116             1,837,583
    Income on securities loaned ..................          25,344               69,490              156,240               129,816
    Foreign taxes withheld .......................          (2,293)            (101,559)            (241,657)             (348,261)
                                                      ------------         ------------         ------------          ------------
      Total investment income ....................    $    557,630         $  5,820,708         $ 68,973,617          $ 10,258,659
                                                      ------------         ------------         ------------          ------------
  Expenses --

    Management fee ...............................    $    855,534         $  3,040,822         $ 13,780,209          $  2,773,567
    Distribution fee .............................         103,507               64,810            1,661,405                98,032
    Administrative services fee ..................          20,001               73,246              370,799                66,995
    Independent trustees' compensation ...........          15,988               42,868              197,451                37,331
    Custodian fee ................................          43,969              160,586              535,009               223,707
    Printing .....................................           9,913               46,078               70,326                28,524
    Auditing fees ................................          42,764               44,330               56,919                43,667
    Legal fees ...................................           6,887                7,154                7,595                13,706
    Miscellaneous ................................          22,683               43,581               95,292                38,150
                                                      ------------         ------------         ------------          ------------
      Total expenses .............................    $  1,121,246         $  3,523,475         $ 16,775,005          $  3,323,679
    Fees paid indirectly .........................          (7,525)             (25,426)             (43,455)              (25,645)
                                                      ------------         ------------         ------------          ------------
      Net expenses ...............................    $  1,113,721         $  3,498,049         $ 16,731,550          $  3,298,034
                                                      ------------         ------------         ------------          ------------
Net investment income (loss) .....................    $   (556,091)        $  2,322,659         $ 52,242,067          $  6,960,625
                                                      ============         ============         ============          ============

Realized and unrealized gain (loss) on investments and foreign currency transactions:
  Realized gain (loss) (identified cost basis) --
    Investment transactions (net of $--, $--,
      $--, and $6,166 country tax, respectively) ..   $  8,794,919         $ 54,838,822         $ 83,616,195          $ 65,733,942
    Foreign currency transactions ................            (926)             (10,201)             (21,680)            3,129,467
                                                      ------------         ------------         ------------          ------------
      Net realized gain (loss) on investments
        and foreign currency transactions ........    $  8,793,993         $ 54,828,621         $ 83,594,515          $ 68,863,409
                                                      ------------         ------------         ------------          ------------
  Change in unrealized appreciation (depreciation) --
    Investments ..................................    $ (5,801,000)        $(26,532,489)        $(73,280,376)         $(17,574,209)
    Translation of assets liabilities in
      foreign currencies .........................              21                 (654)              (6,612)            1,621,401
                                                      ============         ============         ============          ============
      Net unrealized gain (loss) on investments
        and foreign currency translation              $ (5,800,979)        $(26,533,143)        $(73,286,988)         $(15,952,808)
                                                      ------------         ------------         ------------          ------------
        Net realized and unrealized gain (loss)
          on investments and foreign currency ....    $  2,993,014         $ 28,295,478         $ 10,307,527          $ 52,910,601
                                                      ------------         ------------         ------------          ------------
        Change in net assets from operations .....    $  2,436,923         $ 30,618,137         $ 62,549,594          $ 59,871,226
                                                      ============         ============         ============          ============

                                                     See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS  -- Year Ended December 31, 2005

                                                        Capital              Emerging              Global           Massachusetts
                                                      Appreciation            Growth               Growth           Investors Trust
                                                         Series               Series               Series              Series
                                                    --------------         ------------         ------------        --------------
Changes in net assets:
From operations:
    Net investment income (loss) .................  $    1,202,519         $ (1,060,655)        $    971,332        $    8,562,119
    Net realized gain (loss) on investments and
      foreign currency transactions ..............      96,429,510           34,816,925           18,438,288           104,152,845
    Net unrealized gain (loss) on investments and
      foreign currency translation ...............     (75,218,128)          (2,722,526)          (4,456,778)          (30,683,478)
                                                    --------------         ------------         ------------        --------------
      Change in net assets from operations .......  $   22,413,901         $ 31,033,744         $ 14,952,842        $   82,031,486
                                                    --------------         ------------         ------------        --------------
Distributions declared to shareholders:

    From net investment income (Initial Class) ...  $   (4,220,755)        $       --           $   (747,488)       $   (9,459,588)
    From net investment income (Service Class) ...        (132,167)                --                (16,861)           (1,230,447)
                                                    --------------         ------------         ------------        --------------
      Total distributions declared to
        shareholders .............................  $   (4,352,922)        $       --           $   (764,349)       $  (10,690,035)
                                                    --------------         ------------         ------------        --------------
Change in net assets from series share
  transactions ...................................  $  (41,345,711)        $(96,303,265)        $(34,145,328)       $  (98,483,063)
                                                    --------------         ------------         ------------        --------------
      Total change in net assets .................  $  (23,284,732)        $(65,269,521)        $(19,956,835)       $  (27,141,612)
Net assets:

  At beginning of period .........................     708,243,411          436,950,105          182,930,856         1,155,639,841
                                                    --------------         ------------         ------------        --------------
  At end of period ...............................  $  684,958,679         $371,680,584         $162,974,021        $1,128,498,229
                                                    ==============         ============         ============        ==============
Undistributed net investment income
  included in net assets at end of period ........  $    1,173,370         $       --           $    871,727        $    8,567,714
                                                    ==============         ============         ============        ==============

                                                      Mid Cap                                      Total
                                                       Growth               Research               Return             Utilities
                                                       Series                 Series               Series              Series
                                                    --------------         ------------         ------------        --------------
Changes in net assets:
From operations:
    Net investment income (loss) .................  $     (556,091)        $  2,322,659       $   52,242,067          $  6,960,625
    Net realized gain (loss) on investments and
      foreign currency transactions ..............       8,793,993           54,828,621           83,594,515            68,863,409
    Net unrealized gain (loss) on investments and
      foreign currency translation ...............      (5,800,979)         (26,533,143)         (73,286,988)          (15,952,808)
                                                    --------------         ------------       --------------          ------------
      Change in net assets from operations .......  $    2,436,923         $ 30,618,137       $   62,549,594          $ 59,871,226
                                                    --------------         ------------       --------------          ------------

Distributions declared to shareholders:
    From net investment income (Initial Class) ...  $         --           $ (2,257,939)      $  (38,855,607)         $ (3,336,688)
    From net investment income (Service Class) ...            --                (96,245)         (15,487,606)             (304,599)
    From net realized gain on investments
      and foreign currency transactions
      (Initial Class) ............................            --                   --            (37,381,811)                 --
    From net realized gain on investments
      and foreign currency transactions
      (Service Class) ............................            --                   --            (15,897,759)                 --
                                                    --------------         ------------       --------------          ------------
      Total distributions declared to
        shareholders .............................  $         --           $ (2,354,184)      $ (107,622,783)         $ (3,641,287)
                                                    --------------         ------------       --------------          ------------
Change in net assets from series share
  transactions ...................................  $  (21,429,298)        $(91,027,306)      $   66,689,130          $(25,412,312)
                                                    --------------         ------------       --------------          ------------
      Total change in net assets .................  $  (18,992,375)        $(62,763,353)      $   21,615,941          $ 30,817,627
Net assets:
  At beginning of period .........................     129,342,335          457,633,448        2,119,619,080           361,139,379
                                                    --------------         ------------       --------------          ------------
  At end of period ...............................  $  110,349,960         $394,870,095       $2,141,235,021          $391,957,006
                                                    ==============         ============       ==============          ============
Undistributed net investment income
  included in net assets at end of period ........  $         --           $  2,311,969       $   56,500,861          $ 11,785,317
                                                    ==============         ============       ==============          ============

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS  -- Year Ended December 31, 2004

                                                        Capital              Emerging              Global           Massachusetts
                                                      Appreciation            Growth               Growth           Investors Trust
                                                         Series               Series               Series              Series
                                                    --------------         ------------         ------------        --------------

Changes in net assets:
From operations:
    Net investment income (loss) .................  $    4,378,139         $   (601,157)        $    843,685        $   10,770,766
    Net realized gain (loss) on investments and
      foreign currency transactions ..............      38,781,772           39,394,860           17,391,274            56,918,227
    Net unrealized gain (loss) on investments
      and foreign currency translation ...........      29,715,052           13,895,879            7,404,641            59,167,320
                                                    --------------         ------------         ------------        --------------
      Change in net assets from operations .......  $   72,874,963         $ 52,689,582         $ 25,639,600        $  126,856,313
                                                    --------------         ------------         ------------        --------------
Distributions declared to shareholders:
    From net investment income (Initial Class) ...  $     (433,984)        $       --           $   (820,549)       $  (11,046,879)
    From net investment income (Service Class) ...            --                   --                (22,543)             (650,218)
                                                    --------------         ------------         ------------        --------------
      Total distributions declared to
        shareholders .............................  $     (433,984)        $       --           $   (843,092)       $  (11,697,097)
                                                    --------------         ------------         ------------        --------------
Change in net assets from series share
  transactions ...................................  $ (119,354,287)        $(84,594,002)        $(34,157,477)       $ (189,656,877)
                                                    --------------         ------------         ------------        --------------
      Total change in net assets .................  $  (46,913,308)        $(31,904,420)        $ (9,360,969)       $  (74,497,661)
Net assets:
  At beginning of period .........................     755,156,719          468,854,525          192,291,825         1,230,137,502
                                                    --------------         ------------         ------------        --------------
  At end of period ...............................  $  708,243,411         $436,950,105         $182,930,856        $1,155,639,841
                                                    ==============         ============         ============        ==============
Undistributed net investment income included
  in net assets at end of period .................  $    4,352,013         $       --           $    754,399        $   10,688,878
                                                    ==============         ============         ============        ==============

                                                       Mid Cap                                     Total
                                                        Growth              Research               Return             Utilities
                                                        Series                Series               Series              Series
                                                    --------------         ------------         ------------        --------------

Changes in net assets:
From operations:
    Net investment income (loss) .................  $     (792,757)        $  2,381,180       $   50,659,733          $  7,151,113
    Net realized gain (loss) on investments and
      foreign currency transactions ..............      12,142,051           46,988,410          119,415,124            50,988,524
    Net increase from gains (losses) realized
      on the disposal of investments in
      violation of restrictions ..................            --                   --                   --                  70,344
    Net unrealized gain (loss) on investments
      and foreign currency translation ...........       4,683,678           16,667,113           47,131,276            28,826,942
                                                    --------------         ------------       --------------          ------------
      Change in net assets from operations .......  $   16,032,972         $ 66,036,703       $  217,206,133          $ 87,036,923
                                                    --------------         ------------       --------------          ------------
Distributions declared to shareholders:

    From net investment income (Initial Class) ...  $         --           $ (4,047,067)      $  (39,255,506)         $ (5,749,208)
    From net investment income (Service Class) ...            --               (154,606)          (9,174,349)             (456,442)
                                                    --------------         ------------       --------------          ------------
      Total distributions declared to
        shareholders .............................  $         --           $ (4,201,673)      $  (48,429,855)         $ (6,205,650)
                                                    --------------         ------------       --------------          ------------
Change in net assets from series share
  transactions ...................................  $       69,518         $(86,351,479)      $   31,639,454          $(29,894,493)
                                                    --------------         ------------       --------------          ------------
      Total change in net assets .................  $   16,102,490         $(24,516,449)      $  200,415,732          $ 50,936,780
Net assets:

  At beginning of period .........................     113,239,845          482,149,897        1,919,203,348           310,202,599
                                                    --------------         ------------       --------------          ------------
  At end of period ...............................  $  129,342,335         $457,633,448       $2,119,619,080          $361,139,379
                                                    ==============         ============       ==============          ============
Undistributed net investment income
  included in net assets at end of period ........  $         --           $  2,353,088       $   54,327,368          $  4,973,989
                                                    ==============         ============       ==============          ============

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                   Capital Appreciation Series
                                   -------------------------------------------------------------------------------------------
                                                                    Years Ended December 31,
                                   -------------------------------------------------------------------------------------------
                                          2005                 2004               2003               2002                2001
                                        --------             --------           --------           --------           ----------
INITIAL CLASS SHARES
Net asset value, beginning of
  period ..........................     $  19.25             $  17.35           $  13.48           $  19.97           $    41.55
                                        --------             --------           --------           --------           ----------
Income (loss) from investment operations
  Net investment income (loss) (d)      $   0.03             $   0.11           $   0.01           $  (0.01)          $     0.03
  Net realized and unrealized
    gain (loss) on investments
    and foreign currency ..........         0.14                 1.80               3.86              (6.45)               (8.84)
                                        --------             --------           --------           --------           ----------
      Total from investment
        operations ................     $   0.17             $   1.91           $   3.87           $  (6.46)          $    (8.81)
                                        --------             --------           --------           --------           ----------
Less distributions declared to shareholders
  From net investment income ......     $  (0.11)            $  (0.01)          $   --             $  (0.03)          $    (0.12)
  From net realized gain on
    investments and foreign
    currency transactions .........         --                   --                 --                 --                 (12.65)
                                        --------             --------           --------           --------           ----------
      Total distributions
        declared to shareholders ..     $  (0.11)            $  (0.01)          $   --             $  (0.03)          $   (12.77)
                                        --------             --------           --------           --------           ----------
Net asset value, end of period ....     $  19.31             $  19.25           $  17.35           $  13.48           $    19.97
                                        ========             ========           ========           ========           ==========
Total return (%) (k)(s) ...........         0.92                11.02(b)           28.71(j)          (32.39)              (25.33)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ....................         0.85                 0.82               0.82               0.81                 0.78
  Net investment income (loss) ....         0.18                 0.62               0.07              (0.05)                0.12
Portfolio turnover (%) ............          153                   64                100                 77                  119
Net assets at end of period (000
  Omitted) ........................     $649,588             $672,246           $722,980           $657,634           $1,239,047

                                                                   Capital Appreciation Series
                                   -------------------------------------------------------------------------------------------
                                                                    Years Ended December 31,
                                   -------------------------------------------------------------------------------------------
                                          2005                 2004               2003               2002                2001
                                        --------             --------           --------           --------           ----------
SERVICE CLASS SHARES
Net asset value, beginning of
  period ..........................     $  19.11             $  17.25           $  13.44           $  19.95           $    19.85
                                        --------             --------           --------           --------           ----------
Income (loss) from investment operations
  Net investment income (loss)(d) .     $  (0.01)            $   0.07           $  (0.03)          $  (0.04)          $    (0.02)
  Net realized and unrealized
    gain (loss) on investments
    and foreign currency ..........         0.13                 1.79               3.84              (6.45)                0.12(g)
                                        --------             --------           --------           --------           ----------
      Total from investment
        operations ................     $   0.12             $   1.86           $   3.81           $  (6.49)          $     0.10
                                        --------             --------           --------           --------           ----------
Less distributions declared to shareholders
  From net investment income ......     $  (0.07)            $   --             $   --             $  (0.02)          $     --
                                        --------             --------           --------           --------           ----------
Net asset value, end of period ....     $  19.16             $  19.11           $  17.25           $  13.44           $    19.95
                                        ========             ========           ========           ========           ==========
Total return (%) (k)(s) ...........         0.63                10.78(b)           28.35(j)          (32.57)                0.55(n)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ....................         1.10                 1.07               1.07               1.06                 1.03(a)
  Net investment income (loss) ....        (0.07)                0.40              (0.18)             (0.24)               (0.35)(a)
Portfolio turnover (%) ............          153                   64                100                 77                  119
Net assets at end of period (000
  Omitted) ........................     $ 35,371             $ 35,997           $ 32,177           $ 21,652           $   12,183

(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2004 would have been lower by approximately 0.11%.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non- recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.28 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and
    Service Class total returns for the year ended December 31, 2003 would have been lower by approximately 2.08% and 2.09%, respectively.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series'
independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                     Emerging Growth Series
                                   -------------------------------------------------------------------------------------------
                                                                    Years Ended December 31,
                                   -------------------------------------------------------------------------------------------
                                          2005                 2004               2003               2002                2001
                                        --------             --------           --------           --------           ----------
INITIAL CLASS SHARES
Net asset value, beginning of
  period ..........................     $  15.65             $  13.82           $  10.51           $  15.96           $    29.32
                                        --------             --------           --------           --------           ----------
Income (loss) from investment operations
  Net investment loss (d) .........     $  (0.04)            $  (0.02)          $  (0.02)          $  (0.02)          $    (0.01)
  Net realized and unrealized
    gain (loss) on investments
    and foreign currency ..........         1.47                 1.85               3.33              (5.43)               (9.51)
                                        --------             --------           --------           --------           ----------
      Total from investment
        operations ................     $   1.43             $   1.83           $   3.31           $  (5.45)          $    (9.52)
                                        --------             --------           --------           --------           ----------
Less distributions declared to shareholders
  From net realized gain on
    investments and foreign
    currency transactions .........     $   --               $   --             $   --             $   --             $    (3.84)
                                        --------             --------           --------           --------           ----------
Net asset value, end of period ....     $  17.08             $  15.65           $  13.82           $  10.51           $    15.96
                                        ========             ========           ========           ========           ==========
Total return (%) (k)(s) ...........         9.14                13.24(b)           31.49(j)          (34.15)              (34.57)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ....................         0.84                 0.80               0.81               0.78                 0.76
  Net investment loss .............        (0.26)               (0.13)             (0.17)             (0.18)               (0.07)
Portfolio turnover (%) ............           88                   94                100                105                  230
Net assets at end of period (000
  Omitted) ........................     $350,083             $414,811           $450,707           $409,015           $  844,779

                                                                     Emerging Growth Series
                                   -------------------------------------------------------------------------------------------
                                                                    Years Ended December 31,
                                   -------------------------------------------------------------------------------------------
                                          2005                 2004               2003               2002                2001(i)
                                        --------             --------           --------           --------           ----------

SERVICE CLASS SHARES
Net asset value, beginning of
  period ..........................     $  15.51             $  13.73           $  10.47           $  15.94           $    15.81
                                        --------             --------           --------           --------           ----------
Income (loss) from investment operations
  Net investment loss (d) .........     $  (0.08)            $  (0.05)          $  (0.05)          $  (0.05)          $    (0.03)
  Net realized and unrealized
    gain (loss) on investments
    and foreign currency ..........         1.46                 1.83               3.31              (5.42)                0.16(g)
                                        --------             --------           --------           --------           ----------
      Total from investment
        operations ................     $   1.38             $   1.78           $   3.26           $  (5.47)          $     0.13
                                        --------             --------           --------           --------           ----------
Net asset value, end of period ....     $  16.89             $  15.51           $  13.73           $  10.47           $    15.94
                                        ========             ========           ========           ========           ==========
Total return (%)(k)(s) ............         8.90                12.96(b)           31.14(j)          (34.32)                0.82(n)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ....................         1.09                 1.06               1.06               1.03                 1.01(a)
  Net investment loss .............        (0.51)               (0.36)             (0.42)             (0.39)               (0.48)(a)
Portfolio turnover (%) ............           88                   94                100                105                  230
Net assets at end of period (000
Omitted) ..........................     $ 21,597             $ 22,139           $ 18,147           $ 11,009           $    6,089

(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non- recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.16 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and
    Service Class total returns for the year ended December 31, 2003 would have been lower by approximately 1.48% and 1.50%, respectively.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                       Global Growth Series
                                     -----------------------------------------------------------------------------------------
                                                                     Years Ended December 31,
                                     -----------------------------------------------------------------------------------------
                                          2005                 2004               2003               2002                2001
                                        --------             --------           --------           --------           ----------

INITIAL CLASS SHARES
Net asset value, beginning of
  period ..........................     $  12.31             $  10.70           $   7.94           $   9.87             $  18.47
                                        --------             --------           --------           --------             --------
Income  (loss) from investment operations
  Net investment income (d) .......     $   0.07             $   0.05           $   0.07           $   0.04             $   0.03
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency ..............         1.16                 1.61               2.73              (1.95)               (2.97)
                                        --------             --------           --------           --------             --------
      Total from investment
        operations ................     $   1.23             $   1.66           $   2.80           $  (1.91)            $  (2.94)
                                        --------             --------           --------           --------             --------
Less distributions declared to shareholders
  From net investment income ......     $  (0.06)            $  (0.05)          $  (0.04)          $  (0.02)            $  (0.11)
  From net realized gain on
    investments and foreign
    currency transactions .........         --                   --                 --                 --                  (5.55)
                                        --------             --------           --------           --------             --------
      Total distributions declared
        to shareholders ...........     $  (0.06)            $  (0.05)          $  (0.04)          $  (0.02)            $  (5.66)
                                        --------             --------           --------           --------             --------
Net asset value, end of period ....     $  13.48             $  12.31           $  10.70           $   7.94             $   9.87
                                        ========             ========           ========           ========             ========
Total return (%) (k)(s) ...........        10.03                15.61(b)           35.44(j)          (19.36)              (19.64)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ....................         1.08                 1.07               1.11               1.08                 1.05
  Net investment income ...........         0.59                 0.48               0.76               0.49                 0.28
Portfolio turnover (%) ............           87                  115                147                118                  113
Net assets at end of period (000
  Omitted) ........................     $155,375             $175,146           $185,500           $167,014             $276,769

                                                                       Global Growth Series
                                     -----------------------------------------------------------------------------------------
                                                                     Years Ended December 31,
                                     -----------------------------------------------------------------------------------------
                                          2005                 2004               2003               2002                2001(i)
                                        --------             --------           --------           --------           ----------
SERVICE CLASS SHARES
Net asset value, beginning of
  period ..........................     $  12.24             $  10.64           $   7.90           $   9.85             $   9.99
                                        --------             --------           --------           --------             --------
Income (loss) from investment operations
  Net investment income (loss) (d)      $   0.04             $   0.02           $   0.04           $   0.02             $  (0.01)
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency ..............         1.14                 1.61               2.73              (1.95)               (0.13)(g)
                                        --------             --------           --------           --------             --------
      Total from investment
        operations ................     $   1.18             $   1.63           $   2.77           $  (1.93)            $  (0.14)
                                        --------             --------           --------           --------             --------
Less distributions declared to shareholders
  From net investment income ......     $  (0.03)            $  (0.03)          $  (0.03)          $  (0.02)            $   --
                                        --------             --------           --------           --------             --------
Net asset value, end of period ....     $  13.39             $  12.24           $  10.64           $   7.90             $   9.85
                                        ========             ========           ========           ========             ========
Total return (%) (k)(s) ...........         9.65                15.41(b)           35.13(j)          (19.62)               (1.40)(n)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ....................         1.33                 1.32               1.36               1.33                 1.30(a)
  Net investment income (loss) ....         0.34                 0.23               0.41               0.25                (0.39)(a)
Portfolio turnover (%) ............           87                  115                147                118                  113
Net assets at end of period (000
  Omitted) ........................     $  7,599             $  7,785           $  6,792           $  3,724             $  1,360

(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on shares outstanding on the day the proceeds were recorded.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non- recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended December 31, 2003 would have been 0.79% and 0.80% lower for the Initial Class and the Service Class shares, respectively.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                           Massachusetts Investors Trust Series
                             -------------------------------------------------------------------------------------------------
                                                                 Years Ended December 31,
                             -------------------------------------------------------------------------------------------------
                                          2005                 2004               2003               2002                2001
                                        --------             --------           --------           --------           ----------
INITIAL CLASS SHARES
Net asset value, beginning
  of period .......................     $  28.27           $    25.51         $    21.01         $    26.92           $    35.12
                                        --------           ----------         ----------         ----------           ----------
Income (loss) from investment operations
  Net investment income (d) .......     $   0.23           $     0.25         $     0.23         $     0.21           $     0.25
  Net realized and
    unrealized gain (loss)
    on investments and
    foreign currency ..............         1.92                 2.77               4.52              (5.88)               (5.49)
                                        --------           ----------         ----------         ----------           ----------
      Total from investment
        operations ................     $   2.15           $     3.02         $     4.75         $    (5.67)          $    (5.24)
                                        --------           ----------         ----------         ----------           ----------
Less distributions declared to shareholders
  From net investment
    income ........................     $  (0.27)          $    (0.26)        $    (0.25)        $    (0.24)          $    (0.25)
  From net realized gain on
    investments and foreign
    currency transactions .........         --                   --                 --                 --                  (2.55)
  From paid-in capital ............         --                   --                 --                 --                  (0.16)
                                        --------           ----------         ----------         ----------           ----------
      Total distributions
        declared to shareholders ..     $  (0.27)          $    (0.26)        $    (0.25)        $    (0.24)          $    (2.96)
                                        --------           ----------         ----------         ----------           ----------
Net asset value, end of
  period ..........................     $  30.15           $    28.27         $    25.51         $    21.01           $    26.92
                                        ========           ==========         ==========         ==========           ==========
Total return (%) (k)(s) ...........         7.70                11.99(b)           22.83(j)          (21.22)              (15.71)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ....................         0.63                 0.61               0.61               0.60                 0.60
  Net investment income ...........         0.79                 0.95               1.04               0.88                 0.84
Portfolio turnover (%) ............           49                   78                 78                 57                   83
Net assets at end of period
  (000 Omitted) ...................     $929,794           $1,073,587         $1,153,238         $1,107,698           $1,798,744

                                                           Massachusetts Investors Trust Series
                             -------------------------------------------------------------------------------------------------
                                                                 Years Ended December 31,
                             -------------------------------------------------------------------------------------------------
                                          2005                 2004               2003               2002                2001(i)
                                        --------             --------           --------           --------           ----------

SERVICE CLASS SHARES
Net asset value, beginning
  of period .......................     $  28.13           $    25.39         $    20.94         $    26.89           $    27.40
                                        --------           ----------         ----------         ----------           ----------
Income (loss) from investment operations
  Net investment income (d) .......     $   0.16           $     0.18         $     0.18         $     0.16           $     0.05
  Net realized and
    unrealized gain (loss)
    on investments and
    foreign currency ..............         1.90                 2.77               4.49              (5.88)               (0.56)(g)
                                        --------           ----------         ----------         ----------           ----------
      Total from investment
        operations ................     $   2.06           $     2.95         $     4.67         $    (5.72)          $    (0.51)
                                        --------           ----------         ----------         ----------           ----------
Less distributions declared to shareholders
  From net investment
    income ........................     $  (0.23)          $    (0.21)        $    (0.22)        $    (0.23)          $     --
                                        --------           ----------         ----------         ----------           ----------
Net asset value, end of
  period ..........................     $  29.96           $    28.13         $    25.39         $    20.94           $    26.89
                                        ========           ==========         ==========         ==========           ==========
Total return (%) (k)(s) ...........         7.42                11.74(b)           22.45(j)          (21.40)               (1.86)(n)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ....................         0.88                 0.86               0.86               0.85                 0.85(a)
  Net investment income ...........         0.54                 0.70               0.79               0.70                 0.53(a)
Portfolio turnover (%) ............           49                   78                 78                 57                   83
Net assets at end of period
   (000 Omitted) ..................     $198,705           $   82,053         $   76,899         $   51,859           $   21,616

(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non- recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.002 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and
    Service Class total returns for the year ended December 31, 2003 would have each been lower by approximately 0.01%.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                         Mid Cap Growth Series
                                          ------------------------------------------------------------------------------------
                                                                        Years Ended December 31,
                                          ------------------------------------------------------------------------------------
                                            2005               2004               2003               2002                2001
                                          --------           --------           --------           --------           ----------
INITIAL CLASS SHARES
Net asset value, beginning of period      $   5.80           $   5.06           $   3.67           $   6.94             $   9.08
                                          --------           --------           --------           --------             --------
Income (loss) from investment operations
  Net investment loss (d) .........       $  (0.02)          $  (0.03)          $  (0.02)          $  (0.02)            $  (0.01)
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency ......................           0.20               0.77               1.41              (3.25)               (2.09)
                                          --------           --------           --------           --------             --------
      Total from investment operations .  $   0.18           $   0.74           $   1.39           $  (3.27)            $  (2.10)
                                          --------           --------           --------           --------             --------
Less distributions declared to shareholders
  From net investment income ......       $   --             $   --             $   --             $   --               $  (0.01)
  From net realized gain on investments
    and foreign currency transactions ..      --                 --                 --                 --                  (0.03)
                                          --------           --------           --------           --------             --------
      Total distributions declared to
        shareholders ..............       $   --             $   --             $   --             $   --               $  (0.04)
                                          --------           --------           --------           --------             --------
Net asset value, end of period ....       $   5.98           $   5.80           $   5.06           $   3.67             $   6.94
                                          ========           ========           ========           ========             ========
Total return (%) (k)(s) ...........           3.10              14.62              37.87             (47.12)              (23.24)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ....................           0.89               0.85               0.90               0.85                 0.84
  Net investment loss .............          (0.40)             (0.56)             (0.46)             (0.39)               (0.16)
Portfolio turnover (%) ............             81                 84                 90                160                   85
Net assets at end of period (000
  Omitted) ........................       $ 68,637           $ 83,899           $ 76,159           $ 39,941             $ 75,413

                                                                         Mid Cap Growth Series
                                          ------------------------------------------------------------------------------------
                                                                        Years Ended December 31,
                                          ------------------------------------------------------------------------------------
                                            2005               2004               2003               2002                2001(i)
                                          --------           --------           --------           --------           ----------
SERVICE CLASS SHARES
Net asset value, beginning of period      $   5.76           $   5.04           $   3.67           $   6.94             $   6.90
                                          --------           --------           --------           --------             --------
Income  (loss) from investment operations
  Net investment loss (d) .........       $  (0.04)          $  (0.04)          $  (0.03)          $  (0.03)            $  (0.01)
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency ......................           0.20               0.76               1.40              (3.24)                0.05(g)
                                          --------           --------           --------           --------             --------
      Total from investment operations .  $   0.16           $   0.72           $   1.37           $  (3.27)            $   0.04
                                          --------           --------           --------           --------             --------
Net asset value, end of period ....       $   5.92           $   5.76           $   5.04           $   3.67             $   6.94
                                          ========           ========           ========           ========             ========
Total return (%) (k)(s) ...........           2.78              14.29              37.33             (47.12)                0.58(n)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ....................           1.15               1.10               1.15               1.10                 1.09(a)
  Net investment loss .............          (0.65)             (0.81)             (0.72)             (0.60)               (0.50)(a)
Portfolio turnover (%) ............             81                 84                 90                160                   85
Net assets at end of period (000
  Omitted) ........................       $ 41,713           $ 45,443           $ 37,081           $ 14,028             $  6,981

(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(i) For the period from the class' inception, August 24, 2001 (Service Class), through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series'
independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                          Research Series
                                     -----------------------------------------------------------------------------------------
                                                                     Years Ended December 31,
                                     -----------------------------------------------------------------------------------------
                                           2005                2004               2003               2002                2001
                                         --------            --------           --------           --------           ----------

INITIAL CLASS SHARES
Net asset value, beginning of
  period ..........................       $  15.88           $  13.84           $  11.14           $  14.93             $  23.65
                                          --------           --------           --------           --------             --------
Income (loss) from investment operations
  Net investment income (d) .......       $   0.09           $   0.08           $   0.11           $   0.08             $   0.05
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency ..............           1.16               2.09               2.69              (3.82)               (4.54)
                                          --------           --------           --------           --------             --------
      Total from investment
        operations ................       $   1.25           $   2.17           $   2.80           $  (3.74)            $  (4.49)
                                          --------           --------           --------           --------             --------
Less distributions declared to shareholders
  From net investment income ......       $  (0.09)          $  (0.13)          $  (0.10)          $  (0.05)            $  (0.01)
  From net realized gain on
    investments and foreign
    currency transactions .........           --                 --                 --                 --                  (4.22)
                                          --------           --------           --------           --------             --------
      Total distributions declared
        to shareholders ...........       $  (0.09)          $  (0.13)          $  (0.10)          $  (0.05)            $  (4.23)
                                          --------           --------           --------           --------             --------
Net asset value, end of period ....       $  17.04           $  15.88           $  13.84           $  11.14             $  14.93
                                          ========           ========           ========           ========             ========
Total return (%) (k)(s) ...........           7.94              15.83(b)           25.32(j)          (25.11)              (21.40)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ....................           0.83               0.80               0.80               0.78                 0.76
  Net investment income ...........           0.57               0.53               0.93               0.61                 0.28
Portfolio turnover (%) ............             92                118                124                 98                   89
Net assets at end of period (000
  Omitted) ........................       $366,831           $432,318           $466,139           $458,394             $826,315

                                                                          Research Series
                                     -----------------------------------------------------------------------------------------
                                                                     Years Ended December 31,
                                     -----------------------------------------------------------------------------------------
                                           2005                2004               2003               2002                2001(i)
                                         --------            --------           --------           --------           ----------

SERVICE CLASS SHARES
Net asset value, beginning of
  period ..........................       $  15.78           $  13.77           $  11.09           $  14.91             $  15.10
                                          --------           --------           --------           --------             --------
Income (loss) from investment operations
  Net investment income (d) .......       $   0.05           $   0.04           $   0.08           $   0.06             $   0.01
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency ..............           1.16               2.08               2.68              (3.83)               (0.20)(g)
                                          --------           --------           --------           --------             --------
      Total from investment
        operations ................       $   1.21           $   2.12           $   2.76           $  (3.77)            $  (0.19)
                                          --------           --------           --------           --------             --------
Less distributions declared to shareholders
  From net investment income ......       $  (0.06)          $  (0.11)          $  (0.08)          $  (0.05)            $   --
                                          --------           --------           --------           --------             --------
Net asset value, end of period ....       $  16.93           $  15.78           $  13.77           $  11.09             $  14.91
                                          ========           ========           ========           ========             ========
Total return (%) (k)(s) ...........           7.71              15.54(b)           25.01(j)          (25.36)               (1.26)(n)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ....................           1.09               1.05               1.05               1.03                 1.01(a)
  Net investment income ...........           0.33               0.30               0.67               0.48                 0.17(a)
Portfolio turnover (%) ............             92                118                124                 98                   89
Net assets at end of period (000
  Omitted) ........................       $ 28,039           $ 25,315           $ 16,010           $  7,134             $  3,109

(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non- recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and
    Service Class total returns for the year ended December 31, 2003 would have each been lower by approximately 0.52%.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                   Total Return Series
                           ---------------------------------------------------------------------------------------------------
                                                                Years Ended December 31,
                           ---------------------------------------------------------------------------------------------------
                                          2005                 2004               2003               2002                2001
                                        --------             --------           --------           --------           ----------

INITIAL CLASS SHARES
Net asset value,
beginning of period ...............     $    19.55         $    18.00         $    15.90         $    17.95           $    19.69
                                        ----------         ----------         ----------         ----------           ----------
Income (loss) from investment operations
  Net investment income(d) ........     $     0.48         $     0.48         $     0.42         $     0.50           $     0.57
  Net realized and
    unrealized gain
    (loss) on investments
    and foreign currency ..........           0.07               1.53               2.24              (1.44)               (0.46)
                                        ----------         ----------         ----------         ----------           ----------
      Total from investment
        operations ................     $     0.55         $     2.01         $     2.66         $    (0.94)          $     0.11
                                        ----------         ----------         ----------         ----------           ----------
Less distributions declared to shareholders
  From net investment
    income ........................     $    (0.51)        $    (0.46)        $    (0.56)        $    (0.55)          $    (0.66)
  From net realized gain
    on investments and
    foreign currency
    transactions ..................          (0.49)              --                 --                (0.56)               (1.19)
                                        ----------         ----------         ----------         ----------           ----------
      Total distributions
        declared to shareholders ..     $    (1.00)        $    (0.46)        $    (0.56)        $    (1.11)          $    (1.85)
                                        ----------         ----------         ----------         ----------           ----------
Net asset value, end of
  period ..........................     $    19.10         $    19.55         $    18.00         $    15.90           $    17.95
                                        ==========         ==========         ==========         ==========           ==========
Total return (%) (k)(s) ...........           3.02              11.47(b)           17.15              (5.69)                0.52
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ....................           0.71               0.70               0.71               0.70                 0.70
  Net investment income ...........           2.52               2.60               2.52               2.95                 3.13
Portfolio turnover (%) ............             42                 67                 65                 82                  101
Net assets at end of
  period (000 Omitted) ............     $1,370,782         $1,571,550         $1,618,983         $1,571,494           $1,872,185

                                                                   Total Return Series
                           ---------------------------------------------------------------------------------------------------
                                                                Years Ended December 31,
                           ---------------------------------------------------------------------------------------------------
                                          2005                 2004               2003               2002                2001(i)
                                        --------             --------           --------           --------           ----------

SERVICE CLASS SHARES
Net asset value,
  beginning of period .............     $    19.43         $    17.92         $    15.85         $    17.93           $    17.85
                                        ----------         ----------         ----------         ----------           ----------
Income (loss) from investment operations
  Net investment income(d) ........     $     0.43         $     0.43         $     0.36         $     0.45           $     0.33
  Net realized and
    unrealized gain
    (loss) on investments
    and foreign currency ..........           0.08               1.51               2.24              (1.43)               (0.25)(g)
                                        ----------         ----------         ----------         ----------           ----------
      Total from
        investment operations .....     $     0.51         $     1.94         $     2.60         $    (0.98)          $     0.08
                                        ----------         ----------         ----------         ----------           ----------
Less distributions declared to shareholders
  From net investment
    income ........................     $    (0.48)        $    (0.43)        $    (0.53)        $    (0.54)          $     --
  From net realized gain
    on investments and
    foreign currency
    transactions ..................          (0.49)              --                 --                (0.56)                --
                                        ----------         ----------         ----------         ----------           ----------
Total distributions
  declared to shareholders ........     $    (0.97)        $    (0.43)        $    (0.53)        $    (1.10)          $     --
                                        ----------         ----------         ----------         ----------           ----------
Net asset value, end of
  period ..........................     $    18.97         $    19.43         $    17.92         $    15.85           $    17.93
                                        ==========         ==========         ==========         ==========           ==========
Total return (%) (k)(s) ...........           2.81              11.14(b)           16.83              (5.88)                0.45(n)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ....................           0.96               0.95               0.95               0.95                 0.97(a)
  Net investment income ...........           2.28               2.39               2.20               2.77                 2.35(a)
Portfolio turnover (%) ............             42                 67                 65                 82                  101
Net assets at end of
  period (000 Omitted) ............     $  770,453         $  548,069         $  300,220         $  152,768           $   39,015

(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding the disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on shares outstanding on the day the proceeds were recorded.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                         Utilities Series
                                     -----------------------------------------------------------------------------------------
                                                                     Years Ended December 31,
                                     -----------------------------------------------------------------------------------------
                                            2005               2004               2003               2002                2001
                                          --------           --------           --------           --------           ----------

INITIAL CLASS SHARES
Net asset value, beginning of
  period ............................     $  15.61           $  12.23           $   9.28           $  12.61             $  19.08
                                          --------           --------           --------           --------             --------
Income (loss) from investment operations
  Net investment income (d) .........     $   0.31           $   0.30           $   0.24           $   0.26             $   0.35
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency ................         2.35               3.34               3.05              (3.22)               (4.46)
                                          --------           --------           --------           --------             --------
      Total from investment
        operations ..................     $   2.66           $   3.64           $   3.29           $  (2.96)            $  (4.11)
                                          --------           --------           --------           --------             --------
Less distributions declared to shareholders
  From net investment income ........     $  (0.16)          $  (0.26)          $  (0.34)          $  (0.37)            $  (0.63)
  From net realized gain on
    investments and foreign
    currency transactions ...........         --                 --                 --                 --                  (1.73)
                                          --------           --------           --------           --------             --------
      Total distributions declared
        to shareholders .............     $  (0.16)          $  (0.26)          $  (0.34)          $  (0.37)            $  (2.36)
                                          --------           --------           --------           --------             --------
Net asset value, end of period ......     $  18.11           $  15.61           $  12.23           $   9.28             $  12.61
                                          ========           ========           ========           ========             ========
Total return (%) (k)(s) .............        17.23              30.37(b)(v)        36.26             (23.87)              (24.34)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ......................         0.86               0.84               0.84               0.82                 0.78
  Net investment income .............         1.87               2.25               2.28               2.55                 2.25
Portfolio turnover (%) ..............           96                103                134                 79                  104
Net assets at end of period (000
  Omitted) ..........................     $344,717           $328,541           $287,648           $241,772             $467,632

                                                                         Utilities Series
                                     -----------------------------------------------------------------------------------------
                                                                     Years Ended December 31,
                                     -----------------------------------------------------------------------------------------
                                          2005                 2004               2003               2002                2001(i)
                                        --------             --------           --------           --------           ----------
SERVICE CLASS SHARES
Net asset value, beginning of
  period ............................     $  15.53           $  12.18           $   9.24           $  12.59             $  13.87
                                          --------           --------           --------           --------             --------
Income (loss) from investment operations
  Net investment income (d) .........     $   0.27           $   0.26           $   0.20           $   0.24             $   0.08
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency ................         2.35               3.32               3.06              (3.22)               (1.36)(g)
                                          --------           --------           --------           --------             --------
      Total from investment
         operations .................     $   2.62           $   3.58           $   3.26           $  (2.98)            $  (1.28)
                                          --------           --------           --------           --------             --------
Less distributions declared to shareholders
  From net investment income ........     $  (0.14)          $  (0.23)          $  (0.32)          $  (0.37)            $   --
                                          --------           --------           --------           --------             --------
Net asset value, end of period ......     $  18.01           $  15.53           $  12.18           $   9.24             $  12.59
                                          ========           ========           ========           ========             ========
Total return (%) (k)(s) .............        16.97              30.01(b)(v)        36.03             (24.09)               (9.23)(n)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ......................         1.11               1.09               1.09               1.07                 1.05(a)
  Net investment income .............         1.62               2.01               1.95               2.41                 1.60(a)
Portfolio turnover (%) ..............           96                103                134                 79                  104
Net assets at end of period (000
  Omitted) ..........................     $ 47,240           $ 32,599           $ 22,555           $ 12,763             $  7,919

(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(v) The series' total return calculation includes a net increase from gains realized on the disposal of investments in violation of the series' investment restrictions. The gains resulted in an increase in net asset value of $0.00278 per share based on shares outstanding on the day the gains were realized. Excluding the offset of these gains from the series' ending net asset value per share, the total returns for the year ended December 31, 2004 would have been approximately 30.35% and 29.99% for the Initial Class shares and the Service Class shares, respectively.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION
The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of twenty-eight separate series (the series) of shares: Bond Series, Capital Appreciation Series*, Capital Opportunities Series, Core Equity Series, Emerging Growth Series*, Emerging Markets Equity Series, Global Governments Series, Global Growth Series*, Global Total Return Series, Government Securities Series, High Yield Series, International Growth Series, International Value Series, Massachusetts Investors Growth Stock Series, Massachusetts Investors Trust Series*, Mid Cap Growth Series*, Mid Cap Value Series, Money Market Series, New Discovery Series, Research Series*, Research International Series, Strategic Growth Series, Strategic Income Series, Strategic Value Series, Technology Series, Total Return Series*, Utilities Series*, and Value Series. The shares of each series are sold only to variable accounts established by Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York to fund benefits under variable contracts issued by such companies.

The series denoted with an asterisk above are included within these financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES
General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated bid price as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices based on rates reported by an independent pricing service. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the series' valuation time that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

Repurchase Agreements - Each series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Each series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. Each series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. Each series, along with other affiliated entities of Massachusetts Financial Services Company
(MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities - Certain series invest in inflation-adjusted debt securities issued by the U.S. Treasury. Certain series may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk - Each series may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When each series uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts for the Utilities Series.

Forward Foreign Currency Exchange Contracts - Each series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. Each series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, each series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. Each series may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, each series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Security Loans - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of certain series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide certain series with indemnification against Borrower default. Each series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agents. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as each series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Each series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statements of Operations, or in unrealized gain/loss if the security is still held by the series.

Fees Paid Indirectly - Certain series' custody fees are reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2005, certain series' custodian fees were reduced under this arrangement as noted below. Each series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2005, each series' custodian expenses were reduced under this agreement as noted below. These amounts are shown as a reduction of total expenses on the Statements of Operations.

                                                            Massachusetts
                      Capital       Emerging       Global      Investors        Mid Cap                        Total
                   Appreciation      Growth        Growth          Trust        Growth       Research        Return        Utilities
                      Series         Series        Series         Series        Series        Series         Series         Series
------------------------------------------------------------------------------------------------------------------------------------
Balance credits ..    $11,532        $ 6,608       $   --         $21,694       $1,470        $ 4,716        $36,800        $ 6,125
Commission
 recapture credits     10,854         25,241        4,387          14,540        6,055         20,710          6,655         19,520
                      -------        -------       ------         -------       ------        -------        -------        -------
Total ............    $22,386        $31,849       $4,387         $36,234       $7,525        $25,426        $43,455        $25,645
                      =======        =======       ======         =======       ======        =======        =======        =======

Tax Matters and Distributions - Each series intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statements and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, foreign currency transactions, derivative transactions, net operating losses and capital loss carryforwards, which were assumed as a result of an acquisition.

The tax character of distributions declared to shareholders is as follows:

                               Capital Appreciation                                                              Massachusetts
                                      Series            Emerging Growth Series     Global Growth Series     Investors Trust Series
                             ------------------------  ------------------------  -------------------------  -----------------------
                                   December 31,              December 31,              December 31,              December 31,
                             ------------------------  ------------------------  -------------------------  -----------------------
                                2005         2004         2005         2004          2005         2004         2005         2004
-----------------------------------------------------------------------------------------------------------------------------------
Ordinary income (including
  any short-term capital
  gains) ..................  $4,352,922    $433,984       $  --        $  --       $764,349     $843,092    $10,690,035  $11,697,097
                             ==========    ========       ========     =======     ========     ========    ===========  ===========

                              Mid Cap Growth Series        Research Series          Total Return Series        Utilities Series
                             ------------------------  ------------------------  -------------------------  -----------------------
                                   December 31,              December 31,              December 31,              December 31,
                             ------------------------  ------------------------  -------------------------  -----------------------
                                2005         2004         2005         2004          2005         2004         2005         2004
-----------------------------------------------------------------------------------------------------------------------------------
Ordinary income (including
  any short-term capital
  gains) ..................     $  --        $  --     $2,354,184   $4,201,673   $ 54,343,213  $48,429,855  $3,641,287   $6,205,650
Long-term capital gain ....        --           --            --           --      53,279,570          --          --           --
                                -----        -----      ---------    ---------   -----------   ----------    ---------   ---------
Total distributions .......     $  --        $  --     $2,354,184   $4,201,673   $107,622,783  $48,429,855  $3,641,287   $6,205,650
                                =======      =======   ==========   ==========   ============  ===========  ==========   ==========

As of December 31, 2005, the federal tax cost and the tax basis components of distributable earnings were as follows:

                                                               Capital         Emerging          Global        Massachusetts
                                                            Appreciation        Growth           Growth       Investors Trust
                                                               Series           Series           Series            Series
--------------------------------------------------------------------------------------------------------------------------------
Cost of investments .....................................    $  674,052,256     $  341,304,142    $  162,016,678    $1,014,196,532
                                                             --------------     --------------    --------------    --------------
Gross appreciation ......................................    $   24,428,107     $   62,093,534    $   24,022,593    $  158,372,558
Gross depreciation ......................................       (14,117,777)        (4,647,993)       (2,551,423)      (19,019,426)
                                                             --------------     --------------    --------------    --------------
Net unrealized appreciation (depreciation) ..............    $   10,310,330     $   57,445,541    $   21,471,170    $  139,353,132
                                                             ==============     ==============    ==============    ==============

Undistributed ordinary income ...........................    $    1,173,370     $         --      $      871,727    $    8,567,714
Capital loss carryforwards ..............................      (840,788,431)      (443,791,231)      (79,813,110)     (289,674,650)
Other temporary differences .............................            (2,677)            (2,184)          (23,277)              (31)

                                                                 Mid Cap                             Total
                                                                 Growth           Research            Return          Utilities
                                                                 Series            Series             Series            Series
----------------------------------------------------------------------------------------------------------------------------------
Cost of investments .....................................    $  114,442,847     $  398,149,292    $2,074,014,026    $  388,450,537
                                                             --------------     --------------    --------------    --------------
Gross appreciation ......................................    $   17,635,959     $   36,551,689    $  186,522,418    $   50,108,568
Gross depreciation ......................................        (4,183,844)       (12,295,277)      (60,948,361)       (7,348,015)
                                                             --------------     --------------    --------------    --------------
Net unrealized appreciation (depreciation) ..............    $   13,452,115     $   24,256,412    $  125,574,057    $   42,760,553
                                                             ==============     ==============    ==============    ==============

Undistributed ordinary income ...........................    $         --       $    2,311,969    $   68,708,411    $   11,983,879
Undistributed long-term capital gain ....................              --                 --          69,823,935              --
Capital loss carryforwards ..............................       (34,181,092)      (222,650,317)             --        (119,450,345)
Post-October capital loss deferral ......................              --                 --          (7,014,047)             --
Other temporary differences .............................                21               (122)             (529)          (85,817)

As of December 31, 2005, the following series had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

                                                                 Capital          Emerging           Global         Massachusetts
                                                              Appreciation         Growth            Growth        Investors Trust
                                                                 Series            Series            Series             Series
----------------------------------------------------------------------------------------------------------------------------------
December 31, 2008 .......................................    $ (131,129,925)    $         --      $         --      $         --
December 31, 2009 .......................................      (329,303,270)      (214,563,364)      (34,065,813)      (65,316,395)
December 31, 2010 .......................................      (348,269,974)      (229,227,867)      (45,747,297)     (207,883,555)
December 31, 2011 .......................................       (32,085,262)              --                --         (16,474,700)
                                                             --------------     --------------    --------------    --------------
Total ...................................................    $ (840,788,431)    $ (443,791,231)   $  (79,813,110)   $ (289,674,650)
                                                             ==============     ==============    ==============    ==============

                                                                Mid Cap
                                                                Growth             Research          Utilities
                                                                Series              Series             Series
-----------------------------------------------------------------------------------------------------------------
December 31, 2009 .......................................    $         --       $  (60,787,573)   $         --
December 31, 2010 .......................................       (34,181,092)      (161,862,744)     (119,450,345)
                                                             --------------     --------------    --------------
Total ...................................................    $  (34,181,092)    $ (222,650,317)   $ (119,450,345)
                                                             ==============     ==============    ==============

* The availability of a portion of the capital loss carryforwards, which were acquired on April 25, 2005 in connection with the
  Managed Sectors Series merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest - Each series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES
Investment Adviser - Each series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate based on a percentage of each series' average daily net assets as follows:

Capital Appreciation Series: The management fee is 0.75% of the first $1 billion of average daily net assets, 0.675% of the next $500 million of average daily net assets and 0.65% of average daily net assets in excess of $1.5 billion.

Emerging Growth Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Global Growth Series: The management fee is 0.90% of the first $1 billion of average daily net assets, 0.75% of the next $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $2 billion.

Massachusetts Investors Trust Series: The management fee is 0.55% of average daily net assets.

Mid Cap Growth Series: Prior to September 1, 2005, the management fee was 0.75% of the series' average daily net assets. Effective September 1, 2005, the management fee is 0.75% of the first $1 billion of average daily net assets and 0.70% of average daily net assets in excess of $1 billion. The investment adviser has contractually agreed to reduce its fee to 0.70% in excess of $500 million for the period September 1, 2005 through April 30, 2007. This reduction of the management fee may be rescinded by MFS only with the approval of the series' Board of Trustees.

Research Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Total Return Series: The management fee is 0.75% of the first $300 million of average daily net assets, 0.675% of the next $700 million of average daily net assets and 0.60% of average daily net assets in excess of $1 billion.

Utilities Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

The investment adviser has agreed to pay a portion of certain series' operating expenses, exclusive of certain other fees and expenses, such that the operating expenses of these series do not exceed the expense limitations indicated below, based on the average daily net assets of such series. The management fees and expense limitations incurred for the year ended December 31, 2005 were equivalent to an annual effective rate of each series' average daily net assets as follows:

                                      Effective    Initial Class   Service Class
                                     Management       Expense         Expense
                                        Fees        Limitations     Limitations
--------------------------------------------------------------------------------
Capital Appreciation Series .........   0.75%          1.00%           1.25%
Emerging Growth Series ..............   0.73%           N/A             N/A
Global Growth Series ................   0.90%           N/A             N/A
Massachusetts Investors Trust Series    0.55%          1.00%           1.25%
Mid Cap Growth Series ...............   0.75%           N/A             N/A
Research Series .....................   0.73%           N/A             N/A
Total Return Series .................   0.65%          1.00%           1.25%
Utilities Series ....................   0.73%           N/A             N/A

Distributor - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that each series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the series' Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each series and certain other MFS Funds (the funds) for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The administrative services fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of each series' average daily net assets as follows:

                                                                     Percent of
                                                                       Average
                                                                     Net Assets
-------------------------------------------------------------------------------
Capital Appreciation Series ......................................     0.0178%
Emerging Growth Series ...........................................     0.0175%
Global Growth Series .............................................     0.0175%
Massachusetts Investors Trust Series .............................     0.0176%
Mid Cap Growth Series ............................................     0.0175%
Research Series ..................................................     0.0176%
Total Return Series ..............................................     0.0174%
Utilities Series .................................................     0.0178%

Trustees' and Officers' Compensation - Each series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFS Service Center, Inc. (MFSC).

Other - The funds have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended December 31, 2005, payments made by the series to Tarantino LLC amounted to the following and are included in the miscellaneous expense on the Statements of Operations:

                                                                       ICCO Fee
-------------------------------------------------------------------------------
Capital Appreciation Series .......................................    $ 3,402
Emerging Growth Series ............................................      1,856
Global Growth Series ..............................................        799
Massachusetts Investors Trust Series ..............................      5,426
Mid Cap Growth Series .............................................        546
Research Series ...................................................      2,002
Total Return Series ...............................................     10,238
Utilities Series ..................................................      1,812

During the year ended December 31, 2004, the Utilities Series realized a gain on disposition of a security in violation of the series' investment restrictions. The amount of the gain was $70,344. This amount is separately disclosed in the Statements of Changes in Net Assets. The effect of this gain on the series' total return is disclosed in the Financial Highlights.

The series' investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds were accrued on July 28, 2004 and paid to each series on February 16, 2005 in the following amounts:

                                                                      Settlement
                                                                        Amount
--------------------------------------------------------------------------------
Capital Appreciation Series .......................................    $756,214
Emerging Growth Series ............................................     374,251
Global Growth Series ..............................................      54,374
Massachusetts Investors Trust Series ..............................     565,413
Mid Cap Growth Series .............................................         520
Research Series ...................................................     256,213
Total Return Series ...............................................     208,370
Utilities Series ..................................................      67,404

(4) PORTFOLIO SECURITIES
Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                               Capital            Emerging           Global        Massachusetts
                                                             Appreciation          Growth            Growth       Investors Trust
                                                                Series             Series            Series           Series
----------------------------------------------------------------------------------------------------------------------------------
Purchases
Investments (non-U.S. government securities) ...........      $1,044,061,835      $335,079,244      $143,275,061      $541,692,642

Sales
Investments (non-U.S. government securities) ...........      $1,079,797,966      $433,409,653      $176,120,255      $638,987,723

                                                                 Mid Cap
                                                                  Growth            Research        Total Return       Utilities
                                                                  Series             Series            Series            Series
-----------------------------------------------------------------------------------------------------------------------------------
Purchases
U.S. government securities .............................      $      --           $      --         $  222,045,347    $      --
Investments (non-U.S. government securities) ...........      $  91,118,434       $382,133,895      $692,209,043      $353,382,878

Sales
U.S. government securities .............................      $      --           $      --         $  210,199,831    $      --
Investments (non-U.S. government securities) ...........      $  113,273,801      $467,058,701      $669,361,188      $366,812,874

(5) SHARES OF BENEFICIAL INTEREST
Each series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                             Capital Appreciation Series                                   Emerging Growth Series
              ----------------------------------------------------------  ---------------------------------------------------------
                       Year Ended                    Year Ended                   Year Ended                    Year Ended
                   December 31, 2005             December 31, 2004             December 31, 2005            December 31, 2004
              ----------------------------  ----------------------------  ---------------------------  ----------------------------
Initial
Class Shares           Shares        Amount         Shares         Amount        Shares         Amount     Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold .......   7,062,987  $ 127,942,582     29,855,744  $ 527,622,763      184,197  $   2,775,827  14,662,402  $ 209,951,352
Shares issued to
  shareholders
  in reinvestment
  of distributions      232,548      4,220,755         24,899        433,984         --             --          --             --
Shares reacquired .  (8,570,724)  (172,158,801)   (36,638,282)  (647,766,495)  (6,197,009)   (96,801,108)(20,768,397)  (296,052,618)
               ----------   -------------    ----------   -------------    ---------   -------------    ----------   -------------
Net change ........  (1,275,189) $ (39,995,464)    (6,757,639) $(119,709,748)  (6,012,812) $ (94,025,281) (6,105,995) $ (86,101,266)
                     ==========  =============     ==========  =============   ==========  =============  ==========  =============

                       Year Ended                    Year Ended                   Year Ended                    Year Ended
                   December 31, 2005             December 31, 2004             December 31, 2005            December 31, 2004
              ----------------------------  ----------------------------  ---------------------------  ----------------------------
Service
Class Shares           Shares        Amount         Shares         Amount        Shares         Amount     Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold .......     399,815  $   7,276,725      3,311,227  $  58,277,694      118,747  $   1,829,128   2,269,316  $  32,147,936
Shares issued to
  shareholders in
  reinvestment of
  distributions ...       7,330        132,167           --             --           --             --          --             --
Shares reacquired .    (444,870)    (8,759,139)    (3,292,724)   (57,922,233)    (267,326)    (4,107,112) (2,163,522)   (30,640,672)
                    -----------  -------------    -----------  -------------  -----------  ------------- -----------  -------------
Net change ........     (37,725) $  (1,350,247)        18,503  $     355,461     (148,579) $  (2,277,984)    105,794  $   1,507,264
                    ===========  =============    ===========  =============  ===========  ============= ===========  =============

                                 Global Growth Series                               Massachusetts Investors Trust Series
              ----------------------------------------------------------  ---------------------------------------------------------
                       Year Ended                    Year Ended                   Year Ended                    Year Ended
                   December 31, 2005             December 31, 2004             December 31, 2005            December 31, 2004
              ----------------------------  ----------------------------  ---------------------------  ----------------------------
Initial
Class Shares           Shares        Amount         Shares         Amount        Shares         Amount     Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold .......     100,446  $   1,244,843      2,933,259  $  33,026,863      129,267  $   3,675,270  15,931,068  $ 413,328,761
Shares issued to
  shareholders in
  reinvestment of
  distributions ...      63,779        747,488         79,127        820,549      348,163      9,459,588     447,605     11,046,879
Shares reacquired .  (2,858,693)   (35,289,088)    (6,130,268)   (67,996,829)  (7,612,038)  (217,170,081)(23,613,999)  (611,327,874)
                    -----------  -------------    -----------  -------------  -----------  ------------- -----------  -------------
Net change ........  (2,694,468) $ (33,296,757)    (3,117,882) $ (34,149,417)  (7,134,608) $(204,035,223) (7,235,326) $(186,952,234)
                    ===========  =============    ===========  =============  ===========  ============= ===========  =============

                       Year Ended                    Year Ended                   Year Ended                    Year Ended
                   December 31, 2005             December 31, 2004             December 31, 2005            December 31, 2004
              ----------------------------  ----------------------------  ---------------------------  ----------------------------
Service
Class Shares           Shares        Amount         Shares         Amount        Shares         Amount     Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold .......      49,811  $     619,162        572,855  $   6,392,765    3,883,822  $ 110,370,644   3,878,532  $ 100,002,868
Shares issued to
  shareholders in
  reinvestment of
  distributions ...       1,445         16,861          2,184         22,543       45,488      1,230,447      26,442        650,218
Shares reacquired .    (120,002)    (1,484,594)      (577,264)    (6,423,368)    (214,347)    (6,048,931) (4,016,175)  (103,357,729)
                    -----------  -------------    -----------  -------------  -----------  ------------- -----------  -------------
Net change ........     (68,746) $    (848,571)        (2,225) $      (8,060)   3,714,963  $ 105,552,160    (111,201) $  (2,704,643)
                    ===========  =============    ===========  =============  ===========  ============= ===========  =============

                                Mid Cap Growth Series                                          Research Series
              ----------------------------------------------------------  ---------------------------------------------------------
                       Year Ended                    Year Ended                   Year Ended                    Year Ended
                   December 31, 2005             December 31, 2004             December 31, 2005            December 31, 2004
              ----------------------------  ----------------------------  ---------------------------  ----------------------------
Initial
Class Shares           Shares        Amount         Shares         Amount        Shares         Amount     Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold .......     403,157  $   2,238,219      8,438,139  $  45,399,824       45,582  $     723,056   4,615,570  $  67,842,460
Shares issued to
  shareholders in
  reinvestment of
  distributions ...        --             --             --             --        148,549      2,257,939     295,191      4,047,067
Shares reacquired .  (3,375,371)   (18,911,060)    (9,031,635)   (48,195,215)  (5,892,243)   (94,851,276)(11,365,545)  (164,521,821)
                    -----------  -------------    -----------  -------------  -----------  ------------- -----------  -------------
Net change ........  (2,972,214) $ (16,672,841)      (593,496) $  (2,795,391)  (5,698,112) $ (91,870,281) (6,454,784) $ (92,632,294)
                    ===========  =============    ===========  =============  ===========  ============= ===========  =============

                       Year Ended                    Year Ended                   Year Ended                    Year Ended
                   December 31, 2005             December 31, 2004             December 31, 2005            December 31, 2004
              ----------------------------  ----------------------------  ---------------------------  ----------------------------
Service
Class Shares           Shares        Amount         Shares         Amount        Shares         Amount     Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold .......     440,751  $   2,380,931     13,933,712  $  73,709,460      265,500  $   4,267,442   3,465,271  $  49,297,955
Shares issued to
  shareholders in
  reinvestment of
  distributions ...        --             --             --             --          6,365         96,245      11,335        154,606
Shares reacquired .  (1,280,195)    (7,137,388)   (13,409,067)   (70,844,551)    (219,630)    (3,520,712) (3,035,209)   (43,171,746)
                    -----------  -------------    -----------  -------------  -----------  ------------- -----------  -------------
Net change ........    (839,444) $  (4,756,457)       524,645  $   2,864,909       52,235  $     842,975     441,397  $   6,280,815
                    ===========  =============    ===========  =============  ===========  ============= ===========  =============

                                 Total Return Series                                          Utilities Series
              ----------------------------------------------------------  ---------------------------------------------------------
                       Year Ended                    Year Ended                   Year Ended                    Year Ended
                   December 31, 2005             December 31, 2004             December 31, 2005            December 31, 2004
              ----------------------------  ----------------------------  ---------------------------  ----------------------------
Initial
Class Shares           Shares        Amount         Shares         Amount        Shares         Amount     Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold .......     598,000  $  11,438,416     13,093,000  $ 242,061,403      658,138  $  10,943,158   5,382,059  $  73,371,201
Shares issued to
  shareholders in
  reinvestment of
  distributions ...   4,168,257     76,237,418      2,259,960     39,255,506      212,393      3,336,688     480,703      5,749,208
Shares reacquired . (13,389,796)  (254,798,238)   (24,886,578)  (457,889,210)  (2,881,281)   (48,487,965) (8,334,628)  (112,180,633)
                    -----------  -------------    -----------  -------------  -----------  ------------- -----------  -------------
Net change ........  (8,623,539) $(167,122,404)    (9,533,618) $(176,572,301)  (2,010,750) $ (34,208,119) (2,471,866) $ (33,060,224)
                    ===========  =============    ===========  =============  ===========  ============= ===========  =============

                       Year Ended                    Year Ended                   Year Ended                    Year Ended
                   December 31, 2005             December 31, 2004             December 31, 2005            December 31, 2004
              ----------------------------  ----------------------------  ---------------------------  ----------------------------
Service
Class Shares           Shares        Amount         Shares         Amount        Shares         Amount     Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold .......  12,264,006  $ 232,119,108     21,445,623  $ 392,791,148      741,812  $  12,447,695   1,375,213  $  18,510,218
Shares issued to
  shareholders in
  reinvestment of
  distributions ...   1,725,419     31,385,365        530,616      9,174,349       19,476        304,599      38,292        456,442
Shares reacquired .  (1,569,709)   (29,692,939)   (10,526,829)  (193,753,742)    (236,489)    (3,956,487) (1,166,654)   (15,800,929)
                    -----------  -------------    -----------  -------------  -----------  ------------- -----------  -------------
Net change ........  12,419,716  $ 233,811,534     11,449,410  $ 208,211,755      524,799  $   8,795,807     246,851  $   3,165,731
                    ===========  =============    ===========  =============  ===========  ============= ===========  =============

(6) LINE OF CREDIT
Each series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each series, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to each series for the year ended December 31, 2005 is included in the miscellaneous expense on the Statements of Operations and is as follows for each series:

                                                                 Commitment Fee
-------------------------------------------------------------------------------
Capital Appreciation Series ................................        $ 4,124
Emerging Growth Series .....................................          2,423
Global Growth Series .......................................          1,062
Massachusetts Investors Trust Series .......................          7,308
Mid Cap Growth Series ......................................            723
Research Series ............................................          2,660
Total Return Series ........................................         13,993
Utilities Series ...........................................          2,472

None of the series had any significant borrowings during the year ended December 31, 2005.

(7) ACQUISITIONS
On April 25, 2005, the Capital Appreciation Series acquired all of the assets and liabilities of Managed Sectors Series. The acquisition was accomplished by a tax-free exchange of 6,727,116 shares of the Capital Appreciation Series for all of the assets and liabilities of Managed Sectors Series. The Managed Sectors Series net assets on that date were $121,536,218, including $10,518,687 of unrealized appreciation, $155,623 of accumulated net investment loss, and $199,387,276 of accumulated net realized loss on investments and foreign currency transactions. These assets were combined with those of the series. The aggregate net assets of the Capital Appreciation Series after the acquisition were $743,705,558.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholders of MFS/Sun Life Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS/Sun Life Series Trust (the "Trust"), comprising Capital Appreciation Series, Emerging Growth Series, Global Growth Series, Massachusetts Investors Trust Series, Mid Cap Growth Series, Research Series, Total Return Series and Utilities Series as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial positions of Capital Appreciation Series, Emerging Growth Series, Global Growth Series, Massachusetts Investors Trust Series, Mid Cap Growth Series, Research Series, Total Return Series and Utilities Series as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 23, 2006

MFS/SUN LIFE SERIES TRUST
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.

-------------------------------------------------------------------------------------------------------------------------------

                              POSITION(s) HELD            TRUSTEE/OFFICER            PRINCIPAL OCCUPATIONS DURING THE PAST
NAME, DATE OF  BIRTH            WITH FUND                     SINCE(1)               FIVE YEARS AND OTHER DIRECTORSHIPS(2)
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
C. James Prieur(3)               Trustee                      July 1999            Sun Life Assurance President and Chief
(born 04/21/51)                                                                    Operating Officer
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
David D. Horn(3)                 Trustee                      April 1986           Private investor; Retired; Sun Life
(born 06/07/41)                                                                    Assurance Company of Canada, Former Senior
                                                                                   Vice President and General Manager for the
                                                                                   United States (until 1997)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
J. Kermit Birchfield             Chairman                     May 1997             Consultant; Century Partners, Inc.
(born 01/08/40)                                                                    (investments), Managing Director;
                                                                                   Displaytech, Inc. (manufacturer of liquid
                                                                                   crystal display technology), Director
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Robert C. Bishop                 Trustee                      May 2001             AutoImmune Inc. (pharmaceutical product
(born 01/13/43)                                                                    development), Chairman, President and
                                                                                   Chief Executive Officer; Caliper Life
                                                                                   Sciences Corp. (laboratory analytical
                                                                                   instruments), Director; Millipore
                                                                                   Corporation (purification/ filtration
                                                                                   products), Director; Quintiles
                                                                                   Transnational Corp. (contract services to
                                                                                   the medical industry), Director
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Frederick H. Dulles              Trustee                      May 2001             Ten State Street LLP (law firm), Partner;
(born 03/12/42)                                                                    McFadden, Pilkington & Ward LLP
                                                                                   (solicitors and registered foreign
                                                                                   lawyers), Partner (until June 2003);
                                                                                   Jackson & Nash, LLP (law firm), Of Counsel
                                                                                   (January 2000 to November 2000)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Marcia A. Kean                   Trustee                      April 2005           Feinstein Kean Healthcare (consulting),
(born 06/30/48)                                                                    Chief Executive Officer (since December
                                                                                   2002), Managing Director (January 1991
                                                                                   until May 2001); Ardais Corporation
                                                                                   (biotech products), Senior Vice President
                                                                                   - Commercialization (February 2002 until
                                                                                   November 2002)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Ronald G. Steinhart              Trustee                      May 2001             Private investor; Bank One, Texas N.A.,
(born 06/15/40)                                                                    Vice Chairman and Director (January 2000
                                                                                   to January 2001); Bank One Corporation,
                                                                                   Officer (until January 2000); Carreker
                                                                                   Corporation (consultant and technology
                                                                                   provider to financial institutions),
                                                                                   Director; Prentiss Properties Trust (real
                                                                                   estate investment trust), Director (until
                                                                                   January 2006); United Auto Group, Inc.
                                                                                   (automotive retailer), Director

-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Haviland Wright                  Trustee                      May 2001             Hawaii Small Business Development Center,
(born 07/21/48)                                                                    Kaua'l Center, Center Director (since
                                                                                   March 2002); Displaytech, Inc.
                                                                                   (manufacturer of liquid crystal display
                                                                                   technology), Chairman and Chief Executive
                                                                                   Officer (until March 2002)

-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
TRUSTEE EMERITUS
-------------------------------------------------------------------------------------------------------------------------------
Samuel Adams                     Trustee Emeritus                                  Retired
(born 10/19/25)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
OFFICERS
-------------------------------------------------------------------------------------------------------------------------------
Maria F. Dwyer (4)               President                    November 2005        Massachusetts Financial Services Company,
(born 12/01/58)                                                                    Executive Vice President and Chief
                                                                                   Regulatory Officer (since March 2004);
                                                                                   Fidelity Management & Research Company,
                                                                                   Vice President (prior to March 2004);
                                                                                   Fidelity Group of Funds, President and
                                                                                   Treasurer (prior to March 2004)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Tracy Atkinson (4)               Treasurer                    September 2005       Massachusetts Financial Services Company,
(born 12/30/64)                                                                    Senior Vice President (since September
                                                                                   2004); PricewaterhouseCoope rs LLP,
                                                                                   Partner (prior to September 2004)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Christopher R. Bohane(4)         Assistant Secretary          July 2005            Massachusetts Financial Services Company,
(born 01/18/74)                  and Assistant Clerk                               Vice President and Senior Counsel (since
                                                                                   April 2003); Kirkpatrick & Lockhart LLP
                                                                                   (law firm), Associate (prior to April
                                                                                   2003); Nvest Services Company, Assistant
                                                                                   Vice President and Associate Counsel
                                                                                   (prior to January 2001)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Ethan D. Corey(4)                Assistant Secretary          July 2005            Massachusetts Financial Services Company,
(born 11/21/63)                  and Assistant Clerk                               Special Counsel (since December 2004);
                                                                                   Dechert LLP (law firm), Counsel (prior to
                                                                                   December 2004)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
David L. DiLorenzo(4)            Assistant Treasurer          July 2005            Massachusetts Financial Services Company,
(born 08/10/68)                                                                    Vice President (since June 2005); JP
                                                                                   Morgan Investor Services, Vice President
                                                                                   (January 2001 to June 2005); State Street
                                                                                   Bank, Vice President and Corporate Audit
                                                                                   Manager (prior to January 2001)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Timothy M. Fagan(4)              Assistant Secretary          September 2005       Massachusetts Financial Services Company,
(born 07/10/68)                  and Assistant Clerk                               Vice President and Senior Counsel (since
                                                                                   September 2005); John Hancock Advisers,
                                                                                   LLC, Vice President and Chief Compliance
                                                                                   Officer (September 2004 to August 2005)
                                                                                   Senior Attorney (prior to September 2004);
                                                                                   John Hancock Group of Funds, Vice
                                                                                   President and Chief Compliance Officer
                                                                                   (September 2004 to December 2004)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Mark D. Fischer(4)               Assistant Treasurer          July 2005            Massachusetts Financial Services Company,
(born 10/27/70)                                                                    Vice President (since May 2005); JP Morgan
                                                                                   Investment Management Company, Vice
                                                                                   President (prior to May 2005)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Brian T. Hourihan(4)             Assistant Secretary          September 2004       Massachusetts Financial Services Company,
(born 11/11/64)                  and Assistant Clerk                               Vice President, Senior Counsel and
                                                                                   Assistant Secretary (since June 2004);
                                                                                   Affiliated Managers Group, Inc., Chief
                                                                                   Legal Officer/ Centralized Compliance
                                                                                   Program (January to April 2004); Fidelity
                                                                                   Research & Management Company, Assistant
                                                                                   General Counsel (prior to January 2004)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Ellen Moynihan(4)                Assistant Treasurer          May 1997             Massachusetts Financial Services Company,
(born 11/13/57)                                                                    Vice President
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Susan S. Newton(4)               Assistant Secretary          May 2005             Massachusetts Financial Services Company,
(born 03/07/50)                  and Assistant Clerk                               Senior Vice President and Assistant
                                                                                   General Counsel (since April 2005); John
                                                                                   Hancock Advisers, LLC, Senior Vice
                                                                                   President, Secretary and Chief Legal
                                                                                   Officer (prior to April 2005); John
                                                                                   Hancock Group of Funds, Senior Vice
                                                                                   President, Secretary and Chief Legal
                                                                                   Officer (prior to April 2005)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Susan A. Pereira(4)              Assistant Secretary          July 2005            Massachusetts Financial Services Company,
(born 11/05/70)                  and Assistant Clerk                               Vice President and Senior Counsel (since
                                                                                   June 2004); Bingham McCutchen LLP (law
                                                                                   firm), Associate (January 2001 to June
                                                                                   2004); Preti, Flaherty, Beliveau, Pachios
                                                                                   & Haley, LLC, Associate (prior to January
                                                                                   2001)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Frank L. Tarantino               Independent Chief            September 2004       Tarantino LLC (provider of compliance
(born 03/07/44)                  Compliance Officer                                services), Principal (since June 2004);
                                                                                   CRA Business Strategies Group (consulting
                                                                                   services), Executive Vice President (April
                                                                                   2003 to June 2004); David L. Babson & Co.
                                                                                   (investment adviser), Managing Director,
                                                                                   Chief Administrative Officer and Director
                                                                                   (February 1997 to March 2003)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
James O. Yost(4)                 Assistant Treasurer          April 1992           Massachusetts Financial Services Company,
(born 06/12/60)                                                                    Senior Vice President
-------------------------------------------------------------------------------------------------------------------------------

(1) Date first appointed to serve as Trustee/Officer of a MFS/Sun Life Product. Each Trustee has served continuously since appointment.

(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").

(3) "Interested person" of the Sun Life of Canada (U.S.), within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the Series. The address of
    Sun Life of Canada (U.S.) is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(4) "Interested person" of MFS within the meaning of the 1940 Act. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.

The Series do not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms.
Each Trustee and officer holds office until his or her successor is chosen and qualified, or until his or her earlier death, resignation, retirement or removal.

All Trustees currently serve as Trustees of the Series and have served in that capacity since originally elected or appointed. All of the Trustees are also Managers of the Compass Variable Accounts. The executive officers of the MFS Sun
Life Series Trust hold similar offices for the Compass Variable Accounts and other funds in the MFS fund complex. Each
Trustee serves as a Trustee or Manager of 34 Accounts/Series.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-752-7215.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Trust's investment advisory agreements with Massachusetts Financial Services Company (MFS) on behalf of the Series. The Trustees consider matters bearing on the Series and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Series. The independent Trustees were assisted in their evaluation of the investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS management during various contract review meetings. The independent Trustees were also assisted in this process by the Series' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreements were considered separately for each Series, although the Trustees also took into account the common interests of all Series in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Trust.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of each Series for various time periods ended December 31, 2004, compared to the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on each Series' advisory fees and other expenses compared to the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of its other clients, including institutional separate account and other clients, (iv) information as to whether, and to what extent applicable, expense waivers, reimbursements or fee "breakpoints" are observed for a Series, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Series,
(vi) MFS' views regarding the outlook for the mutual fund industry and its strategic business plans, (vii) descriptions of various functions performed by MFS for the Trust, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Series. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified, and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreements was based on comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below for each Series, while individual Trustees may have given different weight to various factors and evaluated the information presented as a whole differently than another Trustee. The Trustees recognized that the fee arrangements for the Series reflect years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees compared each Series' total return investment performance to the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Series' Initial Class shares in comparison to the performance of funds in its Lipper performance universe over the one-, three- and five-year periods. The Trustees did not rely on performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS during contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. For Series whose performance lagged their peer groups, they discussed MFS' efforts to improve such Series' performance. After reviewing this information, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of each Series' advisory fee, the Trustees considered, among other information, each Series' advisory fee and the total expense ratio of the Series' Initial Class shares as a percentage of average net assets, compared to the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered the generally broader scope of services provided by MFS to the Trust than those provided to institutional accounts. The Trustees also considered the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Series, and the impact on MFS and related expenses due to the more extensive regulatory regime to which the Series are subject, compared to institutional accounts.

The Trustees also considered whether a Series is likely to benefit from any economies of scale due to future asset growth. In this regard, the Trustees reviewed the adequacy of breakpoints, and considered if breakpoints should be implemented for any Series that did not have them.

The Trustees also considered information prepared by MFS relating to its costs and profits with respect to the Series and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the Series and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described below, the Trustees concluded that the advisory fees charged to the Series represent reasonable compensation in light of the nature and quality of the services being provided by MFS.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Series. The Trustees also considered the financial resources of MFS and its affiliation with Sun Life Financial Inc. The Trustees further considered any advantages and possible disadvantages of having an adviser which also serves other investment companies as well as institutional accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Series by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including the 12b-1 fees the Series pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges on the Series' behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Series were satisfactory. The Trustees also considered the benefits to MFS from the use of the Series' portfolio brokerage commissions to pay for research and other similar services (including MFS' current policy not to use "soft dollars" generated by Series portfolio transactions to pay for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Trust, and determined that any such benefits derived by MFS were reasonable and fair.

Based on their evaluation of factors that they deemed to be material, including those factors described above, and the individual Series factors noted below, the Board of Trustees, including a majority of the independent Trustees, concluded that the investment advisory agreements should be continued for an additional one-year period, commencing September 1, 2005.

CAPITAL APPRECIATION SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 19th percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 59th percentile for the three-year period and the 62nd percentile for the five-year period ended December 31, 2004, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS and the Series' improving performance, the Board of Trustees concluded that the Series' performance was adequate.

In considering the fees, the Trustees noted that MFS currently observes a voluntary expense limitation for the Series, which may not be changed without the Trustees' approval. The Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each approximately at the median of such fees and expenses of funds in the Lipper expense group. The Trustees concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

EMERGING GROWTH SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 25th percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 75th percentile for the three-year period and the 89th percentile for the five-year period ended December 31, 2004, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS and the Series' improving performance, the Board of Trustees concluded that the Series' performance was adequate.

In considering the fees, the Trustees noted that MFS currently observes a voluntary expense limitation for the Series, which may not be changed without the Trustees' approval. The Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each approximately at the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

GLOBAL GROWTH SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 56th percentile relative to the other funds in the peer universe for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 58th percentile for the three-year period and the 63rd percentile for the five-year period ended
December 31, 2004, relative to the Lipper performance universe. The Trustees noted the improved relative performance to the index since October 2003 when the current portfolio management team was put fully in place. Based on the nature and quality of services provided by MFS, and MFS' efforts to improve performance, the Trustees concluded that the Series' performance was adequate.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each higher than the median of such fees and expenses of funds in the Lipper expense group. The Trustees also concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

MASSACHUSETTS INVESTORS TRUST SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 11th percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 37th percentile for the three-year period and the 32nd percentile for the five-year period ended December 31, 2004, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted that MFS currently observes a voluntary expense limitation for the Series, which may not be changed without the Trustees' approval. The Trustees noted from the Lipper data that the Series' effective advisory fee rate was lower than, and total expense ratio was approximately at, the median of such fees and expenses of funds in the Lipper expense group. They further noted that the Series' advisory fee rate schedule is not currently subject to any breakpoints, but that the overall advisory fee adequately reflected economies of scale. Accordingly, the Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

MID CAP GROWTH SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 50th percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 95th percentile for the three-year period ended December 31, 2004, relative to the Lipper performance universe. (The Series had been in existence for less than five years.) Based on the nature and quality of services provided by MFS and the Series' improving performance, the Board of Trustees concluded that the Series' performance was adequate.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each lower than the median of such fees and expenses of funds in the Lipper expense group. They also noted that the Series' advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee contractual breakpoint to reduce the Series' annual advisory fee rate by 0.05% on net assets over $1 billion, which took effect on September 1, 2005, and MFS further agreed to voluntarily reduce the breakpoint to $500 million through April 30, 2007. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

RESEARCH SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 18th percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 73rd percentile for the three-year period and the 74th percentile for the five-year period ended December 31, 2004, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS and the Series' improving performance, the Board of Trustees concluded that the Series' performance was adequate.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate was at, and the total expense ratio was approximately at, the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

TOTAL RETURN SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 4th percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 18th percentile for the three-year period and the 7th percentile for the five-year period ended December 31, 2004, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted that MFS currently observes a voluntary expense limitation for the Series, which may not be changed without the Trustees' approval. The Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each higher than the median of such fees and expenses of funds in the Lipper expense group. The Trustees also concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

UTILITIES SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 4th percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 14th percentile for the three-year period and the 16th percentile for the five-year period ended December 31, 2004, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each approximately at the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on "Sun Life Annuities" in the "Products and Performance" section of the MFS website (mfs.com).

MFS/SUN LIFE SERIES TRUST

INVESTMENT ADVISER

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

CUSTODIAN AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110-2875

PROXY VOTING POLICIES AND INFORMATION

A general description of the series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http:/ /www.sec.gov.

Information regarding how each series voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. Each series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Each series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal Revenue Code.

The Total Return Series designates $53,279,570 as capital gain dividends paid during the fiscal year.

For corporate shareholders, the percentages of the ordinary income dividends paid during the fiscal year that qualify for the corporate dividends received deduction are as follows:

                                                            DIVIDENDS RECEIVED
                                                                DEDUCTIONS
------------------------------------------------------------------------------
Capital Appreciation Series                                       100.00%
Global Growth Series                                               46.03%
Massachusetts Investors Trust Series                              100.00%
Research Series                                                   100.00%
Total Return Series                                                35.55%
Utilities Series                                                  100.00%

Sun Life Financial Distributors Inc.
                                                           SUN-B-ANN-2/06 130M

              MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

              ANNUAL REPORT o DECEMBER 31, 2005

              Capital Opportunities Series
              Core Equity Series
              International Growth Series
              Massachusetts Investors Growth Stock Series
              Mid Cap Value Series
              New Discovery Series
              Research International Series
              Strategic Growth Series
              Strategic Value Series
              Technology Series
              Value Series

TABLE OF CONTENTS

Letter from the CEO of MFS ........................................          1
Management Reviews ................................................          1
Portfolio Composition .............................................          7
Performance Summary ...............................................         18
Expense Tables ....................................................         26
Portfolio of Investments ..........................................         28
Financial Statements ..............................................         47
Notes to Financial Statements .....................................         64
Report of Independent Registered Public Accounting Firm ...........         73
Trustees and Officers .............................................         74
Board Review of Investment Advisory Agreements ....................         78
Proxy Voting Policies and Information ............................. Back Cover
Quarterly Portfolio Disclosure .................................... Back Cover
Federal Tax Information ........................................... Back Cover


-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO OF MFS

DEAR CONTRACT OWNERS,

Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

* Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

MANAGEMENT REVIEWS

CAPITAL OPPORTUNITIES SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 1.64%, while Service Class shares provided a total return of 1.31%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 4.91% for the series' benchmark, the Standard & Poor's 500 Stock Index (the S&P 500 Stock Index).

DETRACTORS FROM PERFORMANCE

Relative to the portfolio's benchmark, utilities and communications, technology, and leisure were the portfolio's weakest-contributing sectors over the period. In the utilities and communications sector, stock selection detracted from relative returns. The portfolio's overweighted positions in independent power producer Calpine* and telecom services provider Verizon* were among the portfolio's top detractors for the period.

In the technology sector, stock selection was the principal detractor as well. Holdings in network security software company Symantec and global telecom equipment maker Nortel Networks, which is not a constituent of the benchmark, held back relative returns.

Stock selection and an overweighted position in the leisure sector also dampened investment results. Holdings in advertising and marketing services company Interpublic Group* and media giant Viacom detracted from the portfolio's relative returns.

Stocks in other sectors that had a negative impact on performance included overweighted positions in poor-performing health services provider Tenet Healthcare and manufacturing conglomerate Tyco International. The portfolio's holdings in newsprint maker Bowater*, which is not a benchmark constituent, and not holding strong-performing Apple Computer also hurt results.

During the reporting period, the portfolio's currency exposure detracted from relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

CONTRIBUTORS TO PERFORMANCE

Health care, retailing, and financial services were the portfolio's top contributing sectors over the period. Stock selection and an overweighted position in the health care sector boosted relative results. Holdings in biotech firm Gilead Sciences aided returns as the stock delivered strong performance. Not holding poor-performing pharmaceutical company Pfizer, a constituent of the benchmark, also helped.

Although retailing was a top contributing sector overall, no individual stocks within the sector were among the portfolio's top contributors.

In financial services, our avoidance of mortgage financier Fannie Mae, whose stock declined over the period, contributed to relative results.

Several stocks in the energy sector also helped performance. Overweighted positions in drilling rig operator GlobalSantaFe and oil and gas equipment manufacturer Cooper Cameron* (neither of which are benchmark constituents), oil and gas producer Devon Energy, and offshore drilling company Noble Corp. were among the portfolio's top contributors.

Holdings in strong-performing software developer Compuware*, diversified technology company Corning*, and cell phone manufacturer Nokia, which is not a benchmark constituent, also aided returns.

* Security was not held in the portfolio at period-end.

CORE EQUITY SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 6.56%, while Service Class shares provided a total return of 6.39%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 4.91% for the series' benchmark, the Standard & Poor's 500 Stock Index (the S&P 500 Stock Index).

CONTRIBUTORS TO PERFORMANCE

Over the reporting period, the health care, consumer staples, basic materials, and utilities and communications sectors contributed to relative performance. In each case, strong stock selection was the primary driver. In health care, hospital operator HCA* and medical device maker Cyberonics* (not an index constituent) boosted relative results. Not holding poor-performing pharmaceutical giant Pfizer also proved favorable.

Despite positive contribution to relative return from the consumer staples sector, no individual stocks within the sector were among the portfolio's top contributors.

In basic materials, agrichemical products company Monsanto and Brazilian iron ore miner Companhia Vale do Rio Doce (not an index constituent) were among the portfolio's top contributors. Although strong stock selection also helped relative returns in the utilities and communications sector, no individual stocks within this sector were among the portfolio's top contributors.

Despite being a relative detractor, the technology sector included some of the portfolio's top contributors. These included maker of flash memory storage products SanDisk and business intelligence software firm MicroStrategy, neither of which are benchmark constituents. Avoiding computer products and services provider International Business Machines (IBM) for most of the reporting period, during which the stock's price underperformed the index, also benefited the portfolio.

Stocks in other sectors that contributed to relative results included investment management firm Legg Mason and French integrated oil company TOTAL*, neither of which are held in the index.

DETRACTORS FROM PERFORMANCE

Stock selection in the technology and leisure sectors held back relative performance over the period. In technology, procurement software and consulting services provider Ariba* (not an index constituent), direct-sale computer vendor Dell, and security software firm Symantec detracted from relative results. In leisure, advertising and marketing services conglomerate Interpublic Group* was among the portfolio's top detractors.

Other individual detractors included home mortgage financier Freddie Mac*, regional bank North Fork Bancorp*, insurance firm American International Group
(AIG)*, moving and relocation services company SIRVA* (not an index constituent), and discount retailer Family Dollar Stores*. Avoiding integrated oil company Chevron for most of the first three quarters of the reporting period, during which the price of the stock rose, and owning its shares during the fourth quarter when the stock underperformed the index, negatively affected relative performance.

* Security was not held in the portfolio at period-end.

INTERNATIONAL GROWTH SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 14.91% while Service Class shares provided a total return of 14.62%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 13.64% for the series' benchmark, the MSCI EAFE Growth Index.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the technology, utilities and communications, and energy sectors contributed to the portfolio's relative performance over the period. Within the technology sector, strong-performing South Korean microchip and electronics manufacturer Samsung Electronics was the greatest contributor to relative results. Performance was also bolstered by our holdings in UK radio chip designer CSR, which gained substantially over the period.

A combination of security selection and an underweighted position in the utilities and communication sector boosted relative results. The portfolio benefited from not holding some of the poor-performers in this sector, including communications companies France Telecom (France) and Deutsche Telekom (Germany). In the energy sector, global seamless steel pipe manufacturer Tenaris* and Canadian oil and gas companies Talisman Energy and EnCana were among the portfolio's top relative contributors.

Securities in other sectors that aided performance included Indian real estate finance firm Housing Development Finance, global cement producer Cemex, and Mexican television broadcaster Grupo Televisa.

During the reporting period, the portfolio's currency exposure was a contributor to relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

DETRACTORS FROM PERFORMANCE

Security selection in the basic materials, special products and services, and financial services sectors held back performance relative to the benchmark. In basic materials, not owning strong-performing index constituent Rio Tinto, a global mining company, hindered results.

Some special products and services holdings were among the portfolio's top detractors over the period including Singaporean after-market services provider Accord Customer Care Solutions*. Additionally, holdings in Japanese technology investment firm Softbank* had a negative impact on relative results as we eliminated the stock from the portfolio prior to a significant run-up in share price.

In the financial services sector, holdings in UK banking firm Royal Bank of Scotland Group*, and not owing benchmark constituent Mitsubishi UFJ Financial Group (Japan), hurt performance. Elsewhere, German pay-television operator Premiere*, UK-based apparel retailer NEXT, and Italian Internet services provider FastWeb dampened results.

The portfolio's cash position was also a detractor from relative performance. The portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the portfolio's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

* Security was not held in the portfolio at period-end.

MASSACHUSETTS INVESTORS GROWTH STOCK SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 4.37%, while Service Class shares provided a total return of 4.15%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 5.26% for the series' benchmark, the Russell 1000 Growth Index.

DETRACTORS FROM PERFORMANCE

The technology and industrial goods and services sectors were the largest detractors from relative performance. In both cases, stock selection was the main reason.

Several technology holdings hurt relative returns including network security software company Symantec, which was the greatest individual detractor within the portfolio. Our holdings in semiconductor giant Intel hampered performance as we added the stock subsequent to a run-up in share price. Other technology positions that negatively impacted results included software provider Mercury Interactive* and computer company Dell.

In industrial goods and services, holdings in manufacturing conglomerate Tyco International, which is not a benchmark constituent, dampened relative results. The portfolio's virtual avoidance of benchmark constituent Boeing* also detracted from performance as we missed out on a significant run-up in that stock's price.

Stock selection and, to a lesser extent, an overweighted position in the weak-performing leisure sector hindered performance. No individual stocks within this sector were among the portfolio's top relative detractors.

Although stock selection in health care significantly aided results for the period, several individual stocks detracted from performance. Specifically, underweighted positions in pharmaceutical giant Pfizer* and health insurer UnitedHealth Group, and our holdings in poor-performing biotech firm ImClone*, negatively affected results.

During the reporting period, the portfolio's currency exposure was also a detractor from relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

CONTRIBUTORS TO PERFORMANCE

Security selection in the health care sector was the greatest contributor to relative performance. Within this sector, biotech firms Amgen and Gilead Sciences were among the portfolio's top contributing stocks as both significantly outperformed the benchmark over the period. Other health care holdings that aided results included generic drug manufacturer Teva Pharmaceutical Industries and pharmaceutical and diagnostic company Roche Holding, neither of which are benchmark constituents.

Security selection in the basic materials sector, and a combination of security selection and an overall underweighted position in the financial services sector, also helped relative performance. No individual holdings in either sector were among the portfolio's top contributors.

Several individual technology positions boosted results during the period including diversified technology company Corning and flash memory storage products maker SanDisk. Additionally, the portfolio's underweighted position in poor-performing computer giant International Business Machines (IBM)* benefited relative returns.

In other sectors, drugstore chain CVS and Latin American wireless communications company America Movil, which is not a benchmark constituent, contributed to relative results.

* Security was not held in the portfolio at period-end.

MID CAP VALUE SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 7.63%, while Service Class shares provided a total return of 7.40%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 12.65% for the series' benchmark, the Russell Midcap Value Index.

DETRACTORS FROM PERFORMANCE

During the reporting period, weak stock selection in the basic materials sector hurt relative performance. Within this sector, holdings in newsprint maker Bowater and paper product manufacturer Smurfit-Stone Container were among the portfolio's top detractors.

A combination of stock selection and an overweighted position in the lagging leisure sector held back relative results. Within this sector, holdings in radio stations operator Radio One* proved disappointing to investment results.

Stock selection in the technology and utilities and communications sectors also hindered relative performance over the period. In technology, communication equipment manufacturer Avaya* and electronics manufacturing services company Solectron* detracted from relative results. In utilities and communications, leading independent power producer Calpine* (not an index constituent) negatively impacted relative performance.

Stocks in other sectors that detracted from performance included hospital operator Tenet Healthcare, investment banking and management firm Friedman, Billings, Ramsey Group*, and sleep products maker Tempur-Pedic International (not an index constituent). Not holding independent oil refiner Valero Energy also dampened results.

CONTRIBUTORS TO PERFORMANCE

The portfolio's overweighted position in the strong-performing energy sector contributed to relative performance. Several individual stocks within the sector were among the portfolio's top contributors. These included drilling rig operator GlobalSantaFe, oil and gas producers Devon Energy and Range Resources*, and oil field services provider BJ Services, none of which are index constituents. Additionally, oil and gas exploration company Newfield Exploration, drilling rig operator Pride International, and energy exploration company EOG Resources* all benefited the portfolio.

Stocks in other sectors that contributed to relative results included online brokerage services firm AmeriTrade Holding*, drug maker Endo Pharmaceuticals Holdings* (not an index constituent), and non-urban hospital operator Community Health Systems*.

* Security was not held in the portfolio at period-end.

NEW DISCOVERY SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 5.21%, while Service Class shares provided a total return of 4.96%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 4.15% for the series' benchmark, the Russell 2000 Growth Index.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the health care sector was the greatest contributor to relative performance. Within this sector, ventricular assist device maker Thoratec, medical devices manufacturer FoxHollow Technologies*, and pharmaceutical firm Adams Respiratory Therapeutics* were among the portfolio's top contributing stocks as they significantly outperformed the benchmark over the period. Other strong performers in the health care sector that aided results included brain monitoring company Aspect Medical Systems, diagnostic instruments firm Ventana Medical Systems, and medical devices maker Conceptus.

Security selection in the technology sector also helped relative performance. Holdings in this area included flash memory storage products maker SanDisk, which is not a benchmark constituent, and multimedia software firm Nuance Communications.

Although the portfolio benefited from strong stock selection in the industrial goods and services sector, no individual stocks within this sector were among the portfolio's top contributors.

Individual stocks in other sectors that contributed to relative results included discount apparel and variety retailer Citi Trends and interactive entertainment software company THQ.

DETRACTORS FROM PERFORMANCE

An underweighted position and, to a lesser extent, stock selection in the strong-performing energy sector hindered relative performance. No individual holdings in this sector were among the portfolio's top detractors.

The special products and services and the retailing sectors also detracted from relative performance. In both cases, stock selection held back results. Holdings in moving and relocation services company SIRVA* and hobby and craft retailer A.C. Moore Arts & Crafts were significant detractors in these sectors.

Although stock selection in technology aided results for the period, several individual stocks within this sector detracted from performance. The portfolio's holdings in procurement software and consulting services provider Ariba*, integrated circuits maker Silicon Laboratories*, voice network products company AudioCodes*, which is not a benchmark constituent, and networking semiconductor firm PMC-Sierra negatively affected results.

Stocks in other sectors that hurt relative results included market research and opinion polling firm Harris Interactive, frozen dessert maker CoolBrands International*, which is not a benchmark constituent, and sleep products manufacturer Tempur-Pedic International*. Not holding strong-performing medical equipment and supplies firm Intuitive Surgical also dampened relative returns.

During the reporting period, the portfolio's currency exposure was a detractor from relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

* Security was not held in the portfolio at period-end.

RESEARCH INTERNATIONAL SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 16.56%, while Service Class shares provided a total return of 16.19%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 14.02% for the series' benchmark, the MSCI EAFE Index.

CONTRIBUTORS TO PERFORMANCE

Security selection in the energy, financial services, and health care sectors was the primary contributor to the portfolio's relative performance over the period. In energy, global seamless steel pipe manufacturer Tenaris*, Russian oil company LUKOIL, neither of which are benchmark constituents, and Norwegian oil and gas company Statoil boosted results as the stocks significantly outperformed the overall benchmark.

Within the financial services sector, several strong-performing stocks that are not benchmark constituents benefited portfolio performance, including Brazilian banking firm Unibanco-Uniao de Bancos Brasileiros, and South Korean banking firms Kookmin Bank and Hana Financial Holdings*. Performance in this sector was also bolstered by Japanese real estate firm Leopalace21 and Japanese financial services company ORIX.

Although security selection in the health care sector aided relative results over the period, no individual stocks within this sector were among the portfolio's greatest contributors.

Securities in other sectors which aided performance included Korean microchip and electronics manufacturer Samsung Electronics and Brazilian iron ore miner Companhia Vale do Rio Doce.

During the reporting period, the portfolio's currency exposure was a contributor to relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

DETRACTORS FROM PERFORMANCE

Security selection in the special products and services sector held back performance relative to the benchmark. Within this sector, index constituent Softbank*, a Japanese technology investment firm, was among the portfolio's greatest detractors as the stock was sold prior to a strong run-up in share price.

Stock selection in the retailing and basic materials sectors also hurt benchmark relative performance. Within retailing, UK-based home improvement store operator Kingfisher* was among the portfolio's greatest detractors. No individual holdings within basic materials were among the top detractors for the period.

Several stocks in the utilities and communications sector were a drag on performance, including telecommunications companies Telefonica (Spain) and Deutsche Telekom* (Germany), and Italian Internet service provider FastWeb, which is not a benchmark constituent. Elsewhere, holdings in Japanese electronic devices manufacturer Seiko Epson*, Japanese video game console maker Nintendo, UK-based pharmaceutical company GlaxoSmithKline, and UK banking firm Royal Bank of Scotland Group hurt relative results.

* Security was not held in the portfolio at period-end.

STRATEGIC GROWTH SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 1.40%, while Service Class shares provided a total return of 1.17%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 5.26% for the series' benchmark, the Russell 1000 Growth Index.

DETRACTORS FROM PERFORMANCE

Over the period, the energy and leisure sectors were the largest detractors from relative performance. No individual securities within these sectors were among the top detractors.

Security selection within the technology sector was another major detractor during the period. Within technology, holdings in software firm Mercury Interactive* and computer maker Dell, and underweighting Apple Computer, held back relative results.

Positions within other sectors that detracted from performance included underweighting pharmaceutical giant Pfizer* and overweighting industrial goods and services firm Tyco International*.

CONTRIBUTORS TO PERFORMANCE

Security selection within the health care sector contributed to relative performance. The portfolio's holdings in biotechnology companies Gilead Sciences and Amgen, generic drug maker Teva Pharmaceutical and hospital operator HCA Inc* added to results during the period.

Other stocks that contributed to performance during the year included diversified technology company Corning, microchip and electronics manufacturer Samsung Electronics, publishing software firm Adobe Systems, and telecommunications equipment company QUALCOMM.

* Security was not held in the portfolio at period-end.

STRATEGIC VALUE SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of -0.39%, while Service Class shares provided a total return of -0.72%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 7.05% for the series' benchmark, the Russell 1000 Value Index.

DETRACTORS FROM PERFORMANCE

Relative to the portfolio's benchmark, utilities and communications, technology, and basic materials were the portfolio's largest detracting sectors over the period. In all three sectors, stock selection held back relative returns. In the utilities and communications sector, independent power producer Calpine*, which is not a benchmark constituent, and telecommunications services provider Verizon were among the portfolio's top detractors for the period.

Stock selection within the technology sector also hurt relative results. Holdings in network security software company Symantec and global telecommunications equipment maker Nortel Networks, which is not a constituent of the benchmark, dampened relative results.

In basic materials, the portfolio's holdings in newsprint maker Bowater and package manufacturer Owens-Illinois detracted from relative returns as both stocks underperformed the benchmark.

Stocks in other sectors that hindered investment results included overweighted positions in poor-performing health services provider Tenet Healthcare, manufacturing conglomerate Tyco International, which is not a benchmark constituent, advertising and marketing services company Interpublic Group*, and media giant Viacom.

During the reporting period, the portfolio's currency exposure was a detractor from relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

CONTRIBUTORS TO PERFORMANCE

Energy, financial services, and autos and housing were the portfolio's top contributing sectors over the period. Stock selection in the energy sector helped boost relative results with strong-performing drilling rig operator GlobalSantaFe, offshore drilling company Noble Corp, and oil field services provider BJ Services, none of which are benchmark constituents, among the portfolio's top contributors. Holdings in oil and gas producer Devon Energy and oil and gas equipment manufacturer Cooper Cameron also contributed to relative returns.

In financial services, overweighting PNC Financial Services Group aided relative performance as the stock outperformed the benchmark over the period.

Although autos and housing was a top-contributing sector, no individual stocks within the sector were among the portfolio's top contributors.

Stocks in other sectors that aided relative results included overweighted positions in software developer Compuware, consumer electronics retailer Circuit City, and cell phone manufacturer Nokia, which is not a benchmark constituent. The portfolio's avoidance of poor-performing pharmaceutical giant Pfizer also helped relative results.

* Security was not held in the portfolio at period-end.

TECHNOLOGY SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 6.19%, while Service Class shares provided a total return of 6.02%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 2.03% for the series' benchmark, the Goldman Sachs Technology Index.

CONTRIBUTORS TO PERFORMANCE

Security selection within the computer software industry contributed to relative performance. During the period, the portfolio's holdings in business software providers MicroStrategy and Opsware, publishing software company Adobe Systems, and network security firm Blue Coat Systems* added to returns.

A combination of security selection and an underweighting in the electronics industry boosted relative performance. Holdings in flash memory storage products company SanDisk, networking chip maker Marvell Technology, and electronics manufacturer Samsung Electronics were among the portfolio's top contributors. In the Internet industry, strong-performing Google contributed to relative performance.

An underweighted position in International Business Machines (IBM)* and holdings in strong-performing Apple Computer also helped relative results.

DETRACTORS FROM PERFORMANCE

Athough the business services and broadcast and cable television industries held back relative performance, no individual securities from either industry were among the portfolio's top detractors for the period.

Within the leisure and toys industry, holdings in video game company Electronic Arts* hurt performance as the stock underperformed the benchmark over the period.

Although the computer software industry contributed to relative performance, several stocks within this group dampened investment results. Holdings in testing software company Mercury Interactive* and network security software firm Symantec held back returns. Avoiding strong-performing computer maker Hewlett-Packard (an index constituent) detracted from relative returns. The portfolio's exposure to liquid crystal display (LCD) maker LG. Philips LCD also negatively impacted results.

Elsewhere, holdings in telecommunications equipment company Motorola*, diversified technology company Corning, e-commerce software vendor Ariba*, network storage company Network Appliance*, and LCD flat panel display maker AU Optronics* held back relative returns.

During the reporting period, the portfolio's currency exposure detracted from relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

* Security was not held in the portfolio at period-end.

VALUE SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the series provided a total return of 6.60%, while Service Class shares provided a total return of 6.34%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 7.05% for the series' benchmark, the Russell 1000 Value Index.

DETRACTORS FROM PERFORMANCE

Security selection and, to a lesser extent, an overweighted position in the basic materials sector held back relative performance. Within the basic materials sector, overweighting manufacturing firm PPG Industries and paper and packaging company International Paper detracted from results as both stocks lagged the benchmark.

Poor stock selection within the retailing and utilities and communications sectors also detracted from relative performance. Within these sectors, holdings in retailer Gap and mobile telecommunications firm Vodafone Group (not index constituents) dampened investment results.

Elsewhere, within the financial services sector, holdings of mortgage giant Fannie Mae negatively impacted performance. Underweighting technology firm Hewlett-Packard* was a drag on results as the stock performed strongly during the period. Health care company Johnson & Johnson (not an index constituent) also held back relative returns. Overweighting leisure firm Viacom weighed on results. Not participating in the substantial run-up in the shares of energy firms Burlington Resources and Valero Energy was also detrimental to performance.

During the reporting period, the portfolio's currency exposure was a detractor from relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

CONTRIBUTORS TO PERFORMANCE

Security selection within the industrial goods and services sector added to relative performance over the period. Avoiding index constituent General Electric aided results as the stock lagged the return of the benchmark.

A combination of stock selection and, to a lesser extent, underweighting the leisure sector boosted relative returns over the period. Although the leisure sector was a top contributing sector on a relative basis, no individual securities within the sector were among the top portfolio's contributors.

Security selection drove positive results in the energy sector. Overweighting energy firms Unocal*, ConocoPhillips, EOG Resources, and Noble Corp (not an index constituent) benefited the portfolio.

Elsewhere, underweighting weak-performing pharmaceutical giant Pfizer* bolstered performance. Our holdings in strong-performing investment bank Goldman Sachs and insurer MetLife were also among the portfolio's top contributors. Finally, in the transportation sector the portfolio's holdings in Burlington Northern Santa Fe and our holdings in consumer staples firm Altria Corp positively affected performance.

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS/Sun Life series. References to specific securities are not recommendations of such securities, and may not be representative of any MFS/Sun Life series' current or future investments.

The portfolios are actively managed, and current holdings may be different.

Variable annuities are designed for long-term retirement investing; please see your investment professional for more information.

PORTFOLIO COMPOSITION -- CAPITAL OPPORTUNITIES SERIES

              PORTFOLIO STRUCTURE

              Stocks                                     95.3%
              Cash & Other Net Assets                     4.7%

              TOP TEN HOLDINGS

              Wyeth                                       3.8%
              ------------------------------------------------
              Johnson & Johnson                           2.5%
              ------------------------------------------------
              Cisco Systems, Inc.                         2.5%
              ------------------------------------------------
              J.P. Morgan Chase & Co.                     2.1%
              ------------------------------------------------
              Owens-Illinois, Inc.                        2.1%
              ------------------------------------------------
              Tyco International Ltd.                     2.0%
              ------------------------------------------------
              Symantec Corp.                              2.0%
              ------------------------------------------------
              Nortel Networks Corp.                       2.0%
              ------------------------------------------------
              PNC Financial Services Group, Inc.          2.0%
              ------------------------------------------------
              Oracle Corp.                                2.0%
              ------------------------------------------------

              EQUITY SECTORS

              Technology                                 21.4%
              ------------------------------------------------
              Health Care                                18.1%
              ------------------------------------------------
              Financial Services                         15.0%
              ------------------------------------------------
              Retailing                                   9.1%
              ------------------------------------------------
              Energy                                      6.4%
              ------------------------------------------------
              Industrial Goods & Services                 5.7%
              ------------------------------------------------
              Basic Materials                             5.6%
              ------------------------------------------------
              Leisure                                     4.4%
              ------------------------------------------------
              Utilities & Communications                  2.4%
              ------------------------------------------------
              Consumer Staples                            2.3%
              ------------------------------------------------
              Special Products & Services                 2.2%
              ------------------------------------------------
              Autos & Housing                             1.6%
              ------------------------------------------------
              Transportation                              1.1%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- CORE EQUITY SERIES

              PORTFOLIO STRUCTURE

              Stocks                                     99.1%
              Cash & Other Net Assets                     0.9%

              TOP TEN HOLDINGS

              General Electric Co.                        3.1%
              ------------------------------------------------
              Bank of America Corp.                       2.5%
              ------------------------------------------------
              Procter & Gamble Co.                        2.5%
              ------------------------------------------------
              Wyeth                                       2.3%
              ------------------------------------------------
              Altria Group, Inc.                          2.2%
              ------------------------------------------------
              Exxon Mobil Corp.                           2.2%
              ------------------------------------------------
              Amerada Hess Corp.                          2.1%
              ------------------------------------------------
              Intel Corp.                                 1.8%
              ------------------------------------------------
              Walt Disney Co.                             1.8%
              ------------------------------------------------
              SanDisk Corp.                               1.7%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         20.4%
              ------------------------------------------------
              Technology                                 14.9%
              ------------------------------------------------
              Health Care                                12.2%
              ------------------------------------------------
              Energy                                      8.9%
              ------------------------------------------------
              Industrial Goods & Services                 7.6%
              ------------------------------------------------
              Consumer Staples                            7.2%
              ------------------------------------------------
              Utilities & Communications                  6.6%
              ------------------------------------------------
              Retailing                                   5.7%
              ------------------------------------------------
              Leisure                                     5.4%
              ------------------------------------------------
              Basic Materials                             4.9%
              ------------------------------------------------
              Special Products & Services                 2.4%
              ------------------------------------------------
              Transportation                              1.7%
              ------------------------------------------------
              Autos & Housing                             1.2%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- INTERNATIONAL GROWTH SERIES

              PORTFOLIO STRUCTURE

              Stocks                                     98.4%
              Cash & Other Net Assets                     1.6%

              TOP TEN HOLDINGS

              Samsung Electronics Co. Ltd.                3.5%
              ------------------------------------------------
              Vodafone Group PLC                          2.9%
              ------------------------------------------------
              GlaxoSmithKline PLC                         2.4%
              ------------------------------------------------
              Roche Holding AG                            2.3%
              ------------------------------------------------
              Housing Development Finance Corp. Ltd.      1.9%
              ------------------------------------------------
              Reckitt Benckiser PLC                       1.9%
              ------------------------------------------------
              TOTAL S.A.                                  1.9%
              ------------------------------------------------
              Nestle S.A.                                 1.9%
              ------------------------------------------------
              AEON Credit Service Co. Ltd.                1.8%
              ------------------------------------------------
              UBS AG                                      1.8%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         22.0%
              ------------------------------------------------
              Health Care                                11.2%
              ------------------------------------------------
              Technology                                 10.8%
              ------------------------------------------------
              Utilities & Communications                  8.6%
              ------------------------------------------------
              Consumer Staples                            8.2%
              ------------------------------------------------
              Energy                                      8.0%
              ------------------------------------------------
              Leisure                                     7.3%
              ------------------------------------------------
              Retailing                                   6.2%
              ------------------------------------------------
              Basic Materials                             5.8%
              ------------------------------------------------
              Autos & Housing                             5.1%
              ------------------------------------------------
              Industrial Goods & Services                 3.7%
              ------------------------------------------------
              Special Products & Services                 1.1%
              ------------------------------------------------
              Transportation                              0.4%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Great Britain                              20.4%
              ------------------------------------------------
              Japan                                      14.4%
              ------------------------------------------------
              France                                     11.6%
              ------------------------------------------------
              Switzerland                                 8.8%
              ------------------------------------------------
              South Korea                                 4.2%
              ------------------------------------------------
              India                                       4.1%
              ------------------------------------------------
              Mexico                                      3.8%
              ------------------------------------------------
              Canada                                      3.1%
              ------------------------------------------------
              Brazil                                      2.5%
              ------------------------------------------------
              All Others                                 27.1%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- MASSACHUSETTS INVESTORS GROWTH STOCK SERIES

              PORTFOLIO STRUCTURE

              Stocks                                     95.0%
              Cash & Other Net Assets                     5.0%
              TOP TEN HOLDINGS

              Cisco Systems, Inc.                         2.9%
              ------------------------------------------------
              Wyeth                                       2.7%
              ------------------------------------------------
              Intel Corp.                                 2.3%
              ------------------------------------------------
              Johnson & Johnson                           2.3%
              ------------------------------------------------
              EMC Corp.                                   2.2%
              ------------------------------------------------
              Wal-Mart Stores, Inc.                       2.1%
              ------------------------------------------------
              Microsoft Corp.                             2.1%
              ------------------------------------------------
              Google, Inc., "A"                           2.1%
              ------------------------------------------------
              QUALCOMM, Inc.                              2.1%
              ------------------------------------------------
              American International Group, Inc.          2.0%
              ------------------------------------------------

              EQUITY SECTORS

              Technology                                 32.2%
              ------------------------------------------------
              Health Care                                22.6%
              ------------------------------------------------
              Retailing                                  10.4%
              ------------------------------------------------
              Financial Services                          7.9%
              ------------------------------------------------
              Leisure                                     5.7%
              ------------------------------------------------
              Industrial Goods & Services                 3.8%
              ------------------------------------------------
              Consumer Staples                            3.3%
              ------------------------------------------------
              Basic Materials                             2.5%
              ------------------------------------------------
              Energy                                      2.3%
              ------------------------------------------------
              Transportation                              1.9%
              ------------------------------------------------
              Special Products & Services                 0.9%
              ------------------------------------------------
              Autos & Housing                             0.8%
              ------------------------------------------------
              Utilities & Communications                  0.7%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- MID CAP VALUE SERIES

              PORTFOLIO STRUCTURE

              Stocks                                     97.6%
              Cash & Other Net Assets                     1.3%
              Convertible Bonds                           0.6%
              Preferred Stocks                            0.5%

              TOP TEN HOLDINGS

              Owens-Illinois, Inc.                        2.6%
              ------------------------------------------------
              Bowater, Inc.                               2.3%
              ------------------------------------------------
              GlobalSantaFe Corp.                         2.3%
              ------------------------------------------------
              PNC Financial Services Group, Inc.          1.9%
              ------------------------------------------------
              Investors Financial Services Corp.          1.9%
              ------------------------------------------------
              PETsMART, Inc.                              1.7%
              ------------------------------------------------
              Amerada Hess Corp.                          1.7%
              ------------------------------------------------
              BJ Services Co.                             1.7%
              ------------------------------------------------
              Smurfit-Stone Container Corp.               1.7%
              ------------------------------------------------
              Devon Energy Corp.                          1.7%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         26.2%
              ------------------------------------------------
              Energy                                     13.8%
              ------------------------------------------------
              Basic Materials                             9.7%
              ------------------------------------------------
              Technology                                  7.6%
              ------------------------------------------------
              Retailing                                   7.3%
              ------------------------------------------------
              Utilities & Communications                  7.1%
              ------------------------------------------------
              Health Care                                 6.7%
              ------------------------------------------------
              Autos & Housing                             6.0%
              ------------------------------------------------
              Leisure                                     4.7%
              ------------------------------------------------
              Transportation                              4.0%
              ------------------------------------------------
              Industrial Goods & Services                 2.7%
              ------------------------------------------------
              Consumer Staples                            1.8%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- NEW DISCOVERY SERIES

              PORTFOLIO STRUCTURE

              Stocks                                     98.5%
              Cash & Other Net Assets                     1.5%

              TOP TEN HOLDINGS

              Aspect Medical Systems, Inc.                2.7%
              ------------------------------------------------
              Medicis Pharmaceutical Corp., "A"           2.3%
              ------------------------------------------------
              MSC Industrial Direct Co., Inc., "A"        2.2%
              ------------------------------------------------
              TIBCO Software, Inc.                        2.2%
              ------------------------------------------------
              Advanced Medical Optics, Inc.               2.0%
              ------------------------------------------------
              Cognex Corp.                                2.0%
              ------------------------------------------------
              Cytyc Corp.                                 1.8%
              ------------------------------------------------
              THQ, Inc.                                   1.8%
              ------------------------------------------------
              Activision, Inc.                            1.8%
              ------------------------------------------------
              Strayer Education, Inc.                     1.8%
              ------------------------------------------------

              EQUITY SECTORS

              Health Care                                29.6%
              ------------------------------------------------
              Technology                                 19.8%
              ------------------------------------------------
              Leisure                                    12.1%
              ------------------------------------------------
              Retailing                                  10.3%
              ------------------------------------------------
              Special Products & Services                 9.2%
              ------------------------------------------------
              Financial Services                          7.2%
              ------------------------------------------------
              Industrial Goods & Services                 6.7%
              ------------------------------------------------
              Consumer Staples                            2.5%
              ------------------------------------------------
              Basic Materials                             0.9%
              ------------------------------------------------
              Utilities & Communications                  0.2%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- RESEARCH INTERNATIONAL SERIES

              PORTFOLIO STRUCTURE

              Stocks                                     98.8%
              Cash & Other Net Assets                     1.2%

              TOP TEN HOLDINGS

              Samsung Electronics Co., Ltd.               3.6%
              ------------------------------------------------
              TOTAL S.A.                                  3.3%
              ------------------------------------------------
              Nestle S.A.                                 2.4%
              ------------------------------------------------
              Roche Holding AG                            2.4%
              ------------------------------------------------
              GlaxoSmithKline PLC                         2.4%
              ------------------------------------------------
              Schneider Electric S.A.                     1.9%
              ------------------------------------------------
              UBS AG                                      1.9%
              ------------------------------------------------
              Royal Bank of Scotland Group PLC            1.8%
              ------------------------------------------------
              BHP Billiton PLC                            1.7%
              ------------------------------------------------
              BNP Paribas                                 1.7%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         29.0%
              ------------------------------------------------
              Utilities & Communications                 10.4%
              ------------------------------------------------
              Basic Materials                            10.3%
              ------------------------------------------------
              Technology                                  8.8%
              ------------------------------------------------
              Energy                                      8.6%
              ------------------------------------------------
              Health Care                                 7.6%
              ------------------------------------------------
              Autos & Housing                             6.7%
              ------------------------------------------------
              Consumer Staples                            6.1%
              ------------------------------------------------
              Retailing                                   4.3%
              ------------------------------------------------
              Leisure                                     3.4%
              ------------------------------------------------
              Industrial Goods & Services                 2.4%
              ------------------------------------------------
              Transportation                              1.2%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Great Britain                              18.4%
              ------------------------------------------------
              Japan                                      16.6%
              ------------------------------------------------
              France                                     14.2%
              ------------------------------------------------
              Switzerland                                 7.8%
              ------------------------------------------------
              South Korea                                 7.8%
              ------------------------------------------------
              Italy                                       4.5%
              ------------------------------------------------
              Germany                                     3.6%
              ------------------------------------------------
              Spain                                       3.5%
              ------------------------------------------------
              Brazil                                      3.4%
              ------------------------------------------------
              All Others                                 20.2%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- STRATEGIC GROWTH SERIES

              PORTFOLIO STRUCTURE

              Stocks                                     98.4%
              Cash & Other Net Assets                     1.6%

              TOP TEN HOLDINGS

              Adobe Systems, Inc.                         3.9%
              ------------------------------------------------
              Samsung Electronics Co. Ltd., GDR           3.9%
              ------------------------------------------------
              National Oilwell Varco, Inc.                3.4%
              ------------------------------------------------
              Allergan, Inc.                              3.4%
              ------------------------------------------------
              Noble Corp.                                 3.3%
              ------------------------------------------------
              Gilead Sciences, Inc.                       3.2%
              ------------------------------------------------
              Electronic Arts, Inc.                       3.1%
              ------------------------------------------------
              Nokia Corp., ADR                            3.1%
              ------------------------------------------------
              QUALCOMM, Inc.                              3.0%
              ------------------------------------------------
              Google, Inc., "A"                           2.7%
              ------------------------------------------------

              EQUITY SECTORS

              Technology                                 30.9%
              ------------------------------------------------
              Health Care                                28.6%
              ------------------------------------------------
              Leisure                                    10.0%
              ------------------------------------------------
              Financial Services                          9.0%
              ------------------------------------------------
              Energy                                      6.7%
              ------------------------------------------------
              Retailing                                   3.7%
              ------------------------------------------------
              Utilities & Communications                  3.1%
              ------------------------------------------------
              Special Products & Services                 1.9%
              ------------------------------------------------
              Autos & Housing                             1.8%
              ------------------------------------------------
              Consumer Staples                            1.6%
              ------------------------------------------------
              Industrial Goods & Services                 1.1%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- STRATEGIC VALUE SERIES

              PORTFOLIO STRUCTURE

              Stocks                                     99.4%
              Cash & Other Net Assets                     0.6%

              TOP TEN HOLDINGS

              J.P. Morgan Chase & Co.                     4.5%
              ------------------------------------------------
              Verizon Communications, Inc.                4.4%
              ------------------------------------------------
              Symantec Corp.                              4.4%
              ------------------------------------------------
              PNC Financial Services Group, Inc.          4.3%
              ------------------------------------------------
              Nortel Networks Corp.                       4.1%
              ------------------------------------------------
              Bank of America Corp.                       4.1%
              ------------------------------------------------
              Merck & Co., Inc.                           4.0%
              ------------------------------------------------
              Owens-Illinois, Inc.                        4.0%
              ------------------------------------------------
              Sprint Nextel Corp.                         4.0%
              ------------------------------------------------
              Wyeth                                       4.0%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         22.9%
              ------------------------------------------------
              Technology                                 17.2%
              ------------------------------------------------
              Health Care                                10.0%
              ------------------------------------------------
              Leisure                                     9.4%
              ------------------------------------------------
              Energy                                      9.2%
              ------------------------------------------------
              Retailing                                   8.6%
              ------------------------------------------------
              Utilities & Communications                  8.4%
              ------------------------------------------------
              Basic Materials                             5.8%
              ------------------------------------------------
              Industrial Goods & Services                 3.4%
              ------------------------------------------------
              Autos & Housing                             3.0%
              ------------------------------------------------
              Consumer Staples                            1.5%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- TECHNOLOGY SERIES

              PORTFOLIO STRUCTURE

              Stocks                                     98.5%
              Cash & Other Net Assets                     1.5%

              TOP TEN HOLDINGS

              Juniper Networks, Inc.                      4.7%
              ------------------------------------------------
              Nokia Corp., ADR                            4.6%
              ------------------------------------------------
              Intel Corp.                                 4.4%
              ------------------------------------------------
              Samsung Electronics Co., Ltd, GDR           4.1%
              ------------------------------------------------
              MicroStrategy, Inc., "A"                    4.1%
              ------------------------------------------------
              Oracle Corp.                                4.0%
              ------------------------------------------------
              Google, Inc., "A"                           3.7%
              ------------------------------------------------
              Cisco Systems, Inc.                         3.3%
              ------------------------------------------------
              Sun Microsystems, Inc.                      3.2%
              ------------------------------------------------
              Equinix, Inc.                               3.0%
              ------------------------------------------------

              TOP 5 EQUITY INDUSTRIES

              Network & Telecom                          23.7%
              ------------------------------------------------
              Electronics                                23.3%
              ------------------------------------------------
              Computer Software                          19.8%
              ------------------------------------------------
              Computer Software Systems                  11.2%
              ------------------------------------------------
              Internet                                    6.7%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- VALUE SERIES

              PORTFOLIO STRUCTURE

              Stocks                                     99.4%
              Cash & Other Net Assets                     0.6%

              TOP TEN HOLDINGS

              Bank of America Corp.                       4.2%
              ------------------------------------------------
              Altria Group, Inc.                          3.5%
              ------------------------------------------------
              Citigroup, Inc.                             3.4%
              ------------------------------------------------
              Goldman Sachs Group, Inc.                   3.0%
              ------------------------------------------------
              Lockheed Martin Corp.                       2.8%
              ------------------------------------------------
              Johnson & Johnson                           2.8%
              ------------------------------------------------
              Dominion Resources, Inc.                    2.6%
              ------------------------------------------------
              MetLife, Inc.                               2.6%
              ------------------------------------------------
              TOTAL S.A., ADR                             2.3%
              ------------------------------------------------
              Sprint Nextel Corp.                         2.2%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         29.1%
              ------------------------------------------------
              Energy                                     11.5%
              ------------------------------------------------
              Industrial Goods & Services                11.1%
              ------------------------------------------------
              Utilities & Communications                 10.5%
              ------------------------------------------------
              Consumer Staples                            9.6%
              ------------------------------------------------
              Basic Materials                             7.5%
              ------------------------------------------------
              Health Care                                 7.2%
              ------------------------------------------------
              Leisure                                     3.3%
              ------------------------------------------------
              Autos & Housing                             2.4%
              ------------------------------------------------
              Retailing                                   2.0%
              ------------------------------------------------
              Technology                                  1.8%
              ------------------------------------------------
              Transportation                              1.8%
              ------------------------------------------------
              Special Products & Services                 1.6%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

PERFORMANCE SUMMARY

The information below and on the following pages illustrates the historical performance of each series in comparison to its benchmark(s). Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be more than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR UNITS, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT SUNLIFE-USA.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT HOLDER WOULD PAY ON DISTRIBUTIONS OR REDEMPTION OF CONTRACT UNITS.

CAPITAL OPPORTUNITIES SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

For the period from the commencement of the series' investment operations, June 3, 1996, through December 31, 2005. Index information is from June 1, 1996.

                            Capital
                          Opportunities
                         Series - Initial    Standard & Poor's
                             Class            500 Stock Index
              5/96          $10,000             $10,000
              12/96          11,010              11,210
              12/97          14,046              14,949
              12/98          17,834              19,221
              12/99          26,333              23,265
              12/00          25,047              21,149
              12/01          18,803              18,637
              12/02          13,086              14,520
              12/03          16,789              18,682
              12/04          18,938              20,714
              12/05          19,248              21,730

TOTAL RETURNS THROUGH 12/31/05

                                    Class
                                  Inception
Initial Class                       Date           1-yr        5-yr   Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return        6/03/96        1.64%      -5.13%      7.08%

Service Class                                      1-yr        5-yr   Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return        8/24/01        1.31%      -5.35%      6.95%

COMPARATIVE BENCHMARK

                                                   1-yr        5-yr   Life (t)
--------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index (s)             4.91%       0.54%      8.44%

(t) For the period from the commencement of the series' investment operations, June 3, 1996, through December 31, 2005. Index information is from June 1, 1996.
(s) Source: Standard & Poor's Micropal, Inc.

CORE EQUITY SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

For the period from the commencement of the series' investment operations, May 12, 1997, through December 31, 2005. Index information is from May 1, 1997.

                           Core Equity
                         Series - Initial   Standard & Poor's
                             Class           500 Stock Index
              5/97          $10,000            $10,000
              12/97          11,020             12,255
              12/98          13,459             15,757
              12/99          14,564             19,073
              12/00          15,015             17,338
              12/01          13,376             15,279
              12/02          10,514             11,903
              12/03          13,443             15,316
              12/04          15,410             16,981
              12/05          16,420             17,814


TOTAL RETURNS THROUGH 12/31/05

                                    Class
                                  Inception
Initial Class                       Date           1-yr        5-yr   Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return        5/12/97        6.56%       1.81%      5.91%

Service Class                                      1-yr        5-yr   Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return        8/24/01        6.39%       1.59%      5.78%

COMPARATIVE BENCHMARK

                                                   1-yr        5-yr   Life (t)
--------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index (s)             4.91%       0.54%      6.89%

(t) For the period from the commencement of the series' investment operations, May 12, 1997, through December 31, 2005. Index information is from May 1, 1997.
(s) Source: Standard & Poor's Micropal, Inc.

INTERNATIONAL GROWTH SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

For the period from the commencement of the series' investment operations, June 3, 1996, through December 31, 2005. Index information is from June 1, 1996.

                           International      MSCI EAFE
                           Growth Series       Growth
                          - Initial Class      Index
              6/96          $10,000          $10,000
              12/96           9,830           10,048
              12/97           9,668           10,282
              12/98           9,856           12,591
              12/99          13,329           16,332
              12/00          12,290           12,348
              12/01          10,335            9,334
              12/02           9,107            7,863
              12/03          12,628           10,417
              12/04          15,019           12,133
              12/05          17,259           13,788

TOTAL RETURNS THROUGH 12/31/05

                                    Class
                                  Inception
Initial Class                       Date           1-yr        5-yr   Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return        6/03/96       14.91%       7.03%      5.86%

Service Class                                      1-yr        5-yr   Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return      8/24/01         14.62%       6.81%      5.75%

COMPARATIVE BENCHMARK

                                                   1-yr        5-yr   Life (t)
--------------------------------------------------------------------------------
MSCI EAFE Growth Index (s)                       13.64%       2.23%      3.41%

(t) For the period from the commencement of the series' investment operations, June 3, 1996, through December 31, 2005. Index information is from June 1, 1996.
(s) Source: Standard & Poor's Micropal, Inc.

MASSACHUSETTS INVESTORS GROWTH STOCK SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

For the period from the commencement of the series' investment operations, May 6, 1998, through December 31, 2005. Index information is from May 1, 1998.

                         Massachusetts
                         Investors Growth     Russell
                           Stock Series     1000 Growth
                         - Initial Class       Index
              5/98          $10,000          $10,000
              12/98          12,070           11,881
              12/99          16,391           15,821
              12/00          15,393           12,273
              12/01          11,559            9,766
              12/02           8,317            7,043
              12/03          10,262            9,138
              12/04          11,248            9,714
              12/05          11,739           10,225

TOTAL RETURNS THROUGH 12/31/05

                                    Class
                                  Inception
Initial Class                       Date           1-yr        5-yr   Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return        5/06/98        4.37%      -5.28%      2.12%

Service Class                                      1-yr        5-yr   Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return        8/24/01        4.15%      -5.47%      1.98%

COMPARATIVE BENCHMARK

                                                   1-yr        5-yr   Life (t)
--------------------------------------------------------------------------------
Russell 1000 Growth Index (s)                     5.26%      -3.58%      0.29%

(t) For the period from the commencement of the series' investment operations, May 6, 1998, through December 31, 2005. Index information is from May 1, 1998.
(s) Source: Standard & Poor's Micropal, Inc.

MID CAP VALUE SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

For the period from the commencement of the series' investment operations, May 1, 2002, through December 31, 2005. Index information is from May 1, 2002.

                          Mid Cap Value
                              Series       Russell Midcap
                         - Initial Class    Value Index
              5/02          $10,000          $10,000
              12/02           7,920            8,380
              12/03          10,474           11,570
              12/04          12,789           14,312
              12/05          13,765           16,122

TOTAL RETURNS THROUGH 12/31/05

                                    Class
                                  Inception
Initial Class                       Date           1-yr               Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return        5/01/02        7.63%                  9.09%

Service Class                                      1-yr               Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return        5/01/02        7.40%                  8.90%

COMPARATIVE BENCHMARK

                                                   1-yr               Life (t)
--------------------------------------------------------------------------------
Russell Mid Cap Value Index (s)                  12.65%                 13.91%

(t) For the period from the commencement of the series' investment operations, May 1, 2002, through December 31, 2005. Index information is from May 1, 2002.
(s) Source: Standard & Poor's Micropal, Inc.

NEW DISCOVERY SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

For the period from the commencement of the series' investment operations, May 6, 1998, through December 31, 2005. Index information is from May 1, 1998.

                          New Discovery
                              Series       Russell 2000
                         - Initial Class    Growth Index
              5/98          $10,000          $10,000
              12/98          10,620            8,993
              12/99          17,019           12,868
              12/00          17,077            9,982
              12/01          16,203            9,061
              12/02          10,786            6,319
              12/03          14,593            9,386
              12/04          15,685           10,729
              12/05          16,502           11,174

TOTAL RETURNS THROUGH 12/31/05

                                    Class
                                  Inception
Initial Class                       Date           1-yr        5-yr   Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return        5/06/98        5.21%      -0.68%      6.76%

Service Class                                      1-yr        5-yr   Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return        8/24/01        4.96%      -0.91%      6.61%

COMPARATIVE BENCHMARK

                                                   1-yr        5-yr   Life (t)
--------------------------------------------------------------------------------
Russell 2000 Growth Index (s)                     4.15%       2.28%      1.46%

(t) For the period from the commencement of the series' investment operations, May 6, 1998, through December 31, 2005. Index information is from May 1, 1998.
(s) Source: Standard & Poor's Micropal, Inc.

RESEARCH INTERNATIONAL SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

For the period from the commencement of the series' investment operations, May 6, 1998, through December 31, 2005. Index information is from May 1, 1998.

                             Research
                           International         MSCI EAFE
                       Series - Initial Class      Index
              5/98          $10,000              $10,000
              12/98           9,420               10,399
              12/99          14,595               13,237
              12/00          13,434               11,390
              12/01          11,049                8,974
              12/02           9,785                7,569
              12/03          13,098               10,534
              12/04          15,874               12,714
              12/05          18,503               14,496

TOTAL RETURNS THROUGH 12/31/05

                                    Class
                                  Inception
Initial Class                       Date           1-yr        5-yr   Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return        5/06/98       16.56%       6.61%      8.37%

Service Class                                      1-yr        5-yr   Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return        8/24/01       16.19%       6.36%      8.20%

COMPARATIVE BENCHMARK

                                                   1-yr        5-yr   Life (t)
--------------------------------------------------------------------------------
MSCI EAFE Index (s)                              14.02%       4.94%      4.96%

(t) For the period from the commencement of the series' investment operations, May 6, 1998, through December 31, 2005. Index information is from May 1, 1998.
(s) Source: Standard & Poor's Micropal, Inc.

STRATEGIC GROWTH SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

For the period from the commencement of the series' investment operations, October 29, 1999, through December 31, 2005. Index information is from November 1, 1999.

                         Strategic Growth
                              Series        Russell 1000
                         - Initial Class    Growth Index
              10/99         $10,000          $10,000
              12/99          12,130           11,636
              12/00          10,918            9,027
              12/01           8,227            7,183
              12/02           5,754            5,180
              12/03           7,338            6,721
              12/04           7,839            7,145
              12/05           7,948            7,521

TOTAL RETURNS THROUGH 12/31/05

                                   Class
                                 Inception
Initial Class                      Date           1-yr        5-yr    Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return     10/29/99         1.40%      -6.15%      -3.65%

Service Class                                     1-yr        5-yr    Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return       8/24/01        1.17%      -6.34%      -3.81%

COMPARATIVE BENCHMARK

                                                  1-yr        5-yr    Life (t)
--------------------------------------------------------------------------------
Russell 1000 Growth Index (s)                    5.26%      -3.58%      -4.52%

(t) For the period from the commencement of the series' investment operations, October 29, 1999, through December 31, 2005. Index information is from November 1, 1999.
(s) Source: Standard & Poor's Micropal, Inc.

STRATEGIC VALUE SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

For the period from the commencement of the series' investment operations, May 1, 2002, through December 31, 2005. Index information is from May 1, 2002.

                         Strategic Value
                              Series         Russell 1000
                         - Initial Class       Value Index
              5/02          $10,000            $10,000
              12/02           7,900              8,404
              12/03          10,068             10,928
              12/04          11,884             12,730
              12/05          11,839             13,628


TOTAL RETURNS THROUGH 12/31/05

                                    Class
                                  Inception
Initial Class                       Date           1-yr               Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return        5/01/02       -0.39%                  4.70%

Service Class                                      1-yr               Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return        5/01/02       -0.72%                  4.45%

COMPARATIVE BENCHMARK

                                                   1-yr               Life (t)
--------------------------------------------------------------------------------
Russell 1000 Value Index (s)                      7.05%                  8.81%

(t) For the period from the commencement of the series' investment operations, May 1, 2002, through December 31, 2005. Index information is from May 1, 2002.
(s) Source: Standard & Poor's Micropal, Inc.

TECHNOLOGY SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

For the period from the commencement of the series' investment operations, June 16, 2000, through December 31, 2005. Index information is from July 1, 2000.

                            Technology
                              Series          Goldman Sachs
                         - Initial Class     Technology Index
              6/00          $10,000             $10,000
              12/00           8,540               5,884
              12/01           5,221               4,204
              12/02           2,820               2,511
              12/03           4,101               3,872
              12/04           4,201               3,985
              12/05           4,461               4,065

TOTAL RETURNS THROUGH 12/31/05

                                   Class
                                 Inception
Initial Class                      Date           1-yr        5-yr    Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return       6/16/00        6.19%     -12.18%     -13.55%

Service Class                                     1-yr        5-yr    Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return       8/24/01        6.02%     -12.42%     -13.76%

COMPARATIVE BENCHMARK

                                                  1-yr        5-yr    Life (t)
--------------------------------------------------------------------------------
Goldman Sachs Technology Index (b)               2.03%      -7.13%     -15.10%

(t) For the period from the commencement of the series' investment operations, June 16, 2000, through December 31, 2005. Index information is from July 1, 2000.
(b) Source: Bloomberg, L.P.

VALUE SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

For the period from the commencement of the series' investment operations, May 6, 1998, through December 31, 2005. Index information is from May 1, 1998.

                              Value
                              Series        Russell 1000
                         - Initial Class     Value Index
              5/98          $10,000          $10,000
              12/98          10,500           10,287
              12/99          11,240           11,043
              12/00          14,640           11,817
              12/01          13,548           11,157
              12/02          11,707            9,425
              12/03          14,671           12,255
              12/04          16,948           14,277
              12/05          18,066           15,284

TOTAL RETURNS THROUGH 12/31/05

                                    Class
                                  Inception
Initial Class                       Date           1-yr        5-yr   Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return        5/06/98        6.60%       4.30%      8.03%

Service Class                                      1-yr        5-yr   Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return        8/24/01        6.34%       4.07%      7.88%

COMPARATIVE BENCHMARK

                                                   1-yr        5-yr   Life (t)
--------------------------------------------------------------------------------
Russell 1000 Value Index (s)                      7.05%       5.28%      5.69%

(t) For the period from the commencement of the series' investment operations, May 6, 1998, through December 31, 2005. Index information is from May 1, 1998.
(s) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

STANDARD & POOR'S 500 STOCK INDEX - a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

MSCI EAFE (EUROPE, AUSTRALASIA, FAR EAST) GROWTH INDEX - a market capitalization index that is designed to measure developed market growth equity performance, excluding the U.S. and Canada.

RUSSELL 1000 GROWTH INDEX - constructed to provide a comprehensive barometer for growth securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

RUSSELL MIDCAP VALUE INDEX - constructed to provide a comprehensive barometer for the value securities in the mid-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000 GROWTH INDEX - constructed to provide a comprehensive barometer for growth securities in the small-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

MSCI EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX - a market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada.

RUSSELL 1000 VALUE INDEX - constructed to provide a comprehensive barometer for the value securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

GOLDMAN SACHS TECHNOLOGY INDEX - a modified capitalization-weighted index of selected technology stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual 12b-1 fee.

Service Class share performance includes the performance of Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class shares performance shown is higher than it would have been had Service Class shares been offered for the entire period.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

CAPITAL OPPORTUNITIES SERIES

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments.

CORE EQUITY SERIES

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments.

INTERNATIONAL GROWTH SERIES

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Because MFS may invest a relatively large percentage of the portfolio's assets in issuers located in a single country or a small number of countries, the portfolio's performance could be closely tied to the market, economic, political or regulatory conditions and developments in those countries and could be more volatile than the performance of more geographically diversified portfolios. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. Growth stocks may perform differently from the general stock market and can be more volatile than other types of stocks.

MASSACHUSETTS INVESTORS GROWTH STOCK SERIES

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Growth stocks may perform differently from the general stock market and can be more volatile than other types of stocks.

MID CAP VALUE SERIES

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. The securities of medium size companies may be more volatile than those of larger companies. Value stocks may perform differently from the general stock market and can continue to be undervalued for long periods of time and not realize their full value.

NEW DISCOVERY SERIES

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. The securities of small size companies may be more volatile than those of larger companies. Growth stocks may perform differently from the general stock market and can be more volatile than other types of stocks.

RESEARCH INTERNATIONAL SERIES

Stock markets are volatile and can decline due to adverse issuer, political. regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. Changes in currency exchange rates may affect the portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

STRATEGIC GROWTH SERIES

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Growth stocks may perform differently from the general stock market and can be more volatile than other types of stocks.

STRATEGIC VALUE SERIES

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Value stocks may perform differently from the general stock market and can continue to be undervalued for long periods of time and not realize their full value.

TECHNOLOGY SERIES

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Because the portfolio's investments are focused in a particular industry or sector, the portfolio's performance may depend more heavily on the performance of that industry or sector and therefore may be more volatile than the market as a whole.

VALUE SERIES

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Value stocks may perform differently from the general stock market and can continue to be undervalued for long periods of time and not realize their full value.

When you sell shares, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risks considerations.

EXPENSE TABLES
SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JULY 1, 2005 THROUGH DECEMBER 31, 2005

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
CAPITAL                            Expense           Value            Value          During Period (p)
OPPORTUNITIES SERIES                Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
------------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            0.88%          $1,000.00        $1,042.00              $4.53
  Hypothetical (h)                  0.88%          $1,000.00        $1,020.77              $4.48
Service Class
  Actual                            1.14%          $1,000.00        $1,039.80              $5.86
  Hypothetical (h)                  1.14%          $1,000.00        $1,019.46              $5.80

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
CORE                               Expense           Value            Value          During Period (p)
EQUITY SERIES                       Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
------------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            0.91%          $1,000.00        $1,060.90              $4.73
  Hypothetical (h)                  0.91%          $1,000.00        $1,020.62              $4.63
Service Class
  Actual                            1.16%          $1,000.00        $1,060.40              $6.02
  Hypothetical (h)                  1.16%          $1,000.00        $1,019.36              $5.90

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
                                   Expense           Value            Value          During Period (p)
INTERNATIONAL GROWTH SERIES         Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
------------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            1.15%          $1,000.00        $1,174.40              $6.30
  Hypothetical (h)                  1.15%          $1,000.00        $1,019.41              $5.85
Service Class
  Actual                            1.40%          $1,000.00        $1,172.50              $7.67
  Hypothetical (h)                  1.40%          $1,000.00        $1,018.15              $7.12

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
MASSACHUSETTS                      Expense           Value            Value          During Period (p)
INVESTORS GROWTH STOCK SERIES       Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
------------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            0.86%          $1,000.00        $1,068.90              $4.48
  Hypothetical (h)                  0.86%          $1,000.00        $1,020.87              $4.38
Service Class
  Actual                            1.11%          $1,000.00        $1,067.00              $5.78
  Hypothetical (h)                  1.11%          $1,000.00        $1,019.61              $5.65

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
                                   Expense           Value            Value          During Period (p)
MID CAP VALUE SERIES                Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
------------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            1.00%          $1,000.00        $1,069.30              $5.22
  Hypothetical (h)                  1.00%          $1,000.00        $1,020.16              $5.09
Service Class
  Actual                            1.25%          $1,000.00        $1,067.80              $6.51
  Hypothetical (h)                  1.25%          $1,000.00        $1,018.90              $6.36

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
                                   Expense           Value            Value          During Period (p)
NEW DISCOVERY SERIES                Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
------------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            1.00%          $1,000.00        $1,100.50              $5.29
  Hypothetical (h)                  1.00%          $1,000.00        $1,020.16              $5.09
Service Class
  Actual                            1.26%          $1,000.00        $1,098.30              $6.66
  Hypothetical (h)                  1.26%          $1,000.00        $1,018.35              $6.41

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
RESEARCH INTERNATIONAL             Expense           Value            Value          During Period (p)
SERIES                              Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
------------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            1.10%          $1,000.00        $1,195.70              $6.09
  Hypothetical (h)                  1.10%          $1,000.00        $1,019.66              $5.60
Service Class
  Actual                            1.35%          $1,000.00        $1,194.10              $7.47
  Hypothetical (h)                  1.35%          $1,000.00        $1,018.40              $6.87

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
STRATEGIC                          Expense           Value            Value          During Period (p)
GROWTH SERIES                       Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
------------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            0.92%          $1,000.00        $1,051.60              $4.76
  Hypothetical (h)                  0.92%          $1,000.00        $1,020.57              $4.69
Service Class
  Actual                            1.17%          $1,000.00        $1,049.10              $6.04
  Hypothetical (h)                  1.17%          $1,000.00        $1,019.31              $5.96

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
STRATEGIC                          Expense           Value            Value          During Period (p)
VALUE SERIES                        Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
------------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            0.98%          $1,000.00        $1,009.90              $4.96
  Hypothetical (h)                  0.98%          $1,000.00        $1,020.27              $4.99
Service Class
  Actual                            1.24%          $1,000.00        $1,007.90              $6.28
  Hypothetical (h)                  1.24%          $1,000.00        $1,018.95              $6.31

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
                                   Expense           Value            Value          During Period (p)
TECHNOLOGY SERIES                   Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
------------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            1.00%          $1,000.00        $1,137.80              $5.39
  Hypothetical (h)                  1.00%          $1,000.00        $1,020.16              $5.09
Service Class
  Actual                            1.25%          $1,000.00        $1,137.00              $6.73
  Hypothetical (h)                  1.25%          $1,000.00        $1,018.90              $6.36

                                                   Beginning          Ending
                                 Annualized         Account          Account           Expenses Paid
                                   Expense           Value            Value          During Period (p)
VALUE SERIES                        Ratio          7/1/2005         12/31/2005        7/1/05-12/31/05
------------------------------------------------------------------------------------------------------------
Initial Class
  Actual                            0.85%          $1,000.00        $1,053.00              $4.40
  Hypothetical (h)                  0.85%          $1,000.00        $1,020.92              $4.33
Service Class
  Actual                            1.10%          $1,000.00        $1,051.90              $5.69
  Hypothetical (h)                  1.10%          $1,000.00        $1,019.66              $5.60

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
CAPITAL OPPORTUNITIES SERIES
STOCKS -- 95.3%

Issuer                                                           Shares/Par ($)          Value ($)
AEROSPACE -- 2.7%
Lockheed Martin Corp. ...........................................        35,300        $     2,246,139
Northrop Grumman Corp. ..........................................        18,920              1,137,281
United Technologies Corp. .......................................        40,300              2,253,173
                                                                                       ---------------
                                                                                       $     5,636,593
                                                                                       ---------------
APPAREL MANUFACTURERS -- 1.5%
Nike, Inc., "B" .................................................        36,180        $     3,140,062
                                                                                       ---------------
AUTOMOTIVE -- 0.6%
Harman International Industries, Inc. ...........................        12,710        $     1,243,674
BANKS & CREDIT COMPANIES -- 7.8%
American Express Co. ............................................        41,960        $     2,159,262
Bank of America Corp. ...........................................        71,418              3,295,941
J.P. Morgan Chase & Co. .........................................       113,260              4,495,289
PNC Financial Services Group, Inc. ..............................        68,010              4,205,058
SLM Corp. .......................................................        41,250              2,272,463
                                                                                       ---------------
                                                                                       $    16,428,013
                                                                                       ---------------
BIOTECHNOLOGY -- 3.0%
Amgen, Inc.(n) ..................................................        22,540        $     1,777,504
Gen-Probe, Inc.(n) ..............................................        22,210              1,083,626
Genzyme Corp.(n) ................................................        18,961              1,342,060
Gilead Sciences, Inc.(n) ........................................        41,230              2,169,935
                                                                                       ---------------
                                                                                       $     6,373,125
                                                                                       ---------------
BROADCAST & CABLE TV -- 2.9%
Grupo Televisa S.A., ADR ........................................        11,140        $       896,770
Viacom, Inc., "B" ...............................................        64,710              2,109,546
Walt Disney Co. .................................................       131,290              3,147,021
                                                                                       ---------------
                                                                                       $     6,153,337
                                                                                       ---------------
BROKERAGE & ASSET MANAGERS -- 2.6%
Affiliated Managers Group, Inc.(l)(n) ...........................        13,220        $     1,060,905
Franklin Resources, Inc. ........................................        11,140              1,047,271
Mellon Financial Corp. ..........................................        95,791              3,280,842
                                                                                       ---------------
                                                                                       $     5,389,018
                                                                                       ---------------
CHEMICALS -- 1.0%
3M Co. ..........................................................        27,560        $     2,135,900
                                                                                       ---------------
COMPUTER SOFTWARE -- 5.0%
Microsoft Corp. .................................................        80,418        $     2,102,931
Oracle Corp.(n) .................................................       339,816              4,149,153
Symantec Corp.(n) ...............................................       245,241              4,291,718
                                                                                       ---------------
                                                                                       $    10,543,802
                                                                                       ---------------
COMPUTER SOFTWARE -- SYSTEMS -- 4.9%
Amdocs Ltd.(n) ..................................................        82,390        $     2,265,725
CDW Corp. .......................................................        54,450              3,134,687
Dell, Inc.(n) ...................................................        82,330              2,469,077
Sun Microsystems, Inc.(n) .......................................       603,110              2,527,031
                                                                                       ---------------
                                                                                       $    10,396,520
                                                                                       ---------------
CONSTRUCTION -- 1.0%
Masco Corp. .....................................................        72,100        $     2,176,699
                                                                                       ---------------
CONSUMER GOODS & SERVICES -- 3.2%
Apollo Group, Inc., "A"(n) ......................................        34,940        $     2,112,472
Estee Lauder Cos., Inc., "A" ....................................        63,340              2,120,623
ITT Educational Services, Inc.(n) ...............................        26,940              1,592,423
Strayer Education, Inc. .........................................        10,940              1,025,078
                                                                                       ---------------
                                                                                       $     6,850,596
                                                                                       ---------------
CONTAINERS -- 2.1%
Owens-Illinois, Inc.(n) .........................................       211,170        $     4,443,017
                                                                                       ---------------
ELECTRICAL EQUIPMENT -- 2.0%
Tyco International Ltd. .........................................       149,075        $     4,302,305
                                                                                       ---------------
ELECTRONICS -- 3.9%
Intel Corp. .....................................................       120,980        $     3,019,661
Samsung Electronics Co. Ltd., GDR ...............................         8,120              2,675,540
SanDisk Corp.(n) ................................................        22,210              1,395,232
Xilinx, Inc. ....................................................        48,920              1,233,273
                                                                                       ---------------
                                                                                       $     8,323,706
                                                                                       ---------------
ENERGY -- INDEPENDENT -- 1.8%
Arch Coal, Inc.(l) ..............................................        13,770        $     1,094,715
Devon Energy Corp. ..............................................        43,730              2,734,874
                                                                                       ---------------
                                                                                       $     3,829,589
                                                                                       ---------------
ENERGY -- INTEGRATED -- 0.8%
Amerada Hess Corp. ..............................................        12,970        $     1,644,855
                                                                                       ---------------
FOOD & DRUG STORES -- 0.5%
CVS Corp. .......................................................        36,300        $       959,046
                                                                                       ---------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 1.3%
Nestle S.A ......................................................         3,628        $     1,083,891
PepsiCo, Inc. ...................................................        28,560              1,687,325
                                                                                       ---------------
                                                                                       $     2,771,216
                                                                                       ---------------
GAMING & LODGING -- 0.6%
Carnival Corp. ..................................................        24,070        $     1,287,023
                                                                                       ---------------
GENERAL MERCHANDISE -- 3.9%
Family Dollar Stores, Inc. ......................................        88,310        $     2,189,205
Kohl's Corp.(n) .................................................        46,940              2,281,284
Wal-Mart Stores, Inc. ...........................................        79,640              3,727,152
                                                                                       ---------------
                                                                                       $     8,197,641
                                                                                       ---------------
INSURANCE -- 4.6%
Ace Ltd. ........................................................        19,680        $     1,051,699
American International Group, Inc. ..............................        32,200              2,197,006
Berkshire Hathaway, Inc., "B"(n) ................................           710              2,084,205
Conseco, Inc.(n) ................................................       103,450              2,396,937
St. Paul Travelers Cos., Inc. ...................................        46,900              2,095,023
                                                                                       ---------------
                                                                                       $     9,824,870
                                                                                       ---------------
INTERNET -- 0.5%
Yahoo!, Inc.(n) .................................................        27,560        $     1,079,801
                                                                                       ---------------
LEISURE & TOYS -- 0.9%
Electronic Arts, Inc.(n) ........................................        38,020        $     1,988,826
                                                                                       ---------------
MACHINERY & TOOLS -- 1.0%
Caterpillar, Inc. ...............................................        37,030        $     2,139,223
                                                                                       ---------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 1.0%
Tenet Healthcare Corp.(l)(n) ....................................       279,340        $     2,139,744
                                                                                       ---------------
MEDICAL EQUIPMENT -- 4.0%
Advanced Medical Optics, Inc.(n) ................................        50,260        $     2,100,868
Medtronic, Inc. .................................................        38,870              2,237,746
Millipore Corp.(n) ..............................................        25,190              1,663,548
St. Jude Medical, Inc.(n) .......................................        26,190              1,314,738
Zimmer Holdings, Inc.(n) ........................................        17,000              1,146,480
                                                                                       ---------------
                                                                                       $     8,463,380
                                                                                       ---------------
METALS & MINING -- 1.5%
BHP Billiton Ltd., ADR ..........................................        66,820        $     2,233,124
Companhia Vale do Rio Doce, ADR .................................        24,300                999,702
                                                                                       ---------------
                                                                                       $     3,232,826
                                                                                       ---------------
NETWORK & TELECOM -- 5.6%
Cisco Systems, Inc.(n) ..........................................       308,700        $     5,284,944
Nokia Corp., ADR ................................................       124,100              2,271,030
Nortel Networks Corp.(l)(n) .....................................     1,397,080              4,275,065
                                                                                       ---------------
                                                                                       $    11,831,039
                                                                                       ---------------
OIL SERVICES -- 3.8%
BJ Services Co. .................................................        31,600        $     1,158,772
GlobalSantaFe Corp. .............................................        55,438              2,669,340
National Oilwell Varco, Inc.(n) .................................        17,510              1,097,877
Noble Corp. .....................................................        45,020              3,175,711
                                                                                       ---------------
                                                                                       $     8,101,700
                                                                                       ---------------
PERSONAL COMPUTERS & PERIPHERALS -- 1.5%
EMC Corp.(n) ....................................................       155,260        $     2,114,641
M-Systems Flash Disk Pioneers Ltd.(n) ...........................        34,200              1,132,704
                                                                                       ---------------
                                                                                       $     3,247,345
                                                                                       ---------------
PHARMACEUTICALS -- 10.1%
Abbott Laboratories .............................................        58,050        $     2,288,911
Eli Lilly & Co. .................................................        63,580              3,597,992
Johnson & Johnson ...............................................        89,110              5,355,511
Roche Holding AG ................................................        14,300              2,144,810
Wyeth ...........................................................       173,421              7,989,505
                                                                                       ---------------
                                                                                       $    21,376,729
                                                                                       ---------------
SPECIALTY CHEMICALS -- 1.0%
Praxair, Inc. ...................................................        41,020        $     2,172,419
                                                                                       ---------------
SPECIALTY STORES -- 3.2%
Aeropostale, Inc.(n) ............................................        43,670        $     1,148,521
CarMax, Inc.(l)(n) ..............................................        79,980              2,213,846
PETsMART, Inc. ..................................................        90,260              2,316,072
Staples, Inc. ...................................................        44,655              1,014,115
                                                                                       ---------------
                                                                                       $     6,692,554
                                                                                       ---------------
TELECOMMUNICATIONS -- WIRELESS -- 0.2%
America Movil S.A. de C.V., "L", ADR ............................        13,000        $       380,380
                                                                                       ---------------
TRUCKING -- 1.1%
FedEx Corp. .....................................................        22,170        $     2,292,156
                                                                                       ---------------
UTILITIES -- ELECTRIC POWER -- 2.2%
Allegheny Energy, Inc.(n) .......................................        38,360        $     1,214,094
Dominion Resources, Inc. ........................................        14,320              1,105,504
Exelon Corp. ....................................................        20,760              1,103,186
NRG Energy, Inc.(n) .............................................        24,780              1,167,634
                                                                                       ---------------
                                                                                       $     4,590,418
                                                                                       ---------------
Total Stocks (Identified Cost, $190,554,450) ..................................        $   201,779,147
                                                                                       ---------------
COLLATERAL FOR SECURITIES LOANED -- 4.0%
Navigator Securities Lending Prime Portfolio, at
Cost and Net Asset Value ........................................     8,483,649        $     8,483,649
                                                                                       ---------------
REPURCHASE AGREEMENT -- 4.2%
Morgan Stanley, 4.23%, dated 12/30/05, due
01/03/06, total to be received $8,886,175
(secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded
account), at Cost ............................................... $   8,882,000        $     8,882,000
                                                                                       ---------------
Total Investments
(Identified Cost, $207,920,099) ...............................................        $   219,144,796
                                                                                       ---------------
OTHER ASSETS,
LESS LIABILITIES -- (3.5)% ....................................................              (7,335,064)
                                                                                       ---------------
Net Assets -- 100.0% ..........................................................        $   211,809,732
                                                                                       ===============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
CORE EQUITY SERIES
STOCKS -- 99.1%

Issuer                                                               Shares/Par ($)          Value ($)
AEROSPACE -- 2.7%
KVH Industries, Inc.(l)(n) ......................................        19,310        $       188,852
Lockheed Martin Corp. ...........................................         8,810                560,580
Northrop Grumman Corp. ..........................................         8,710                523,558
United Technologies Corp. .......................................        21,020              1,175,228
                                                                                       ---------------
                                                                                       $     2,448,218
                                                                                       ---------------
APPAREL MANUFACTURERS -- 0.2%
Columbia Sportswear Co.(l)(n) ...................................         3,590        $       171,351
                                                                                       ---------------
AUTOMOTIVE -- 0.7%
Harley-Davidson, Inc. ...........................................         5,790        $       298,127
Johnson Controls, Inc. ..........................................         4,460                325,179
                                                                                       ---------------
                                                                                       $       623,306
                                                                                       ---------------
BANKS & CREDIT COMPANIES -- 11.5%
American Express Co. ............................................        26,370        $     1,357,000
Bank of America Corp. ...........................................        49,958              2,305,562
Capital One Financial Corp. .....................................        10,800                933,120
Countrywide Financial Corp. .....................................        37,430              1,279,732
Golden West Financial Corp. .....................................        20,240              1,335,840
PNC Financial Services Group, Inc. ..............................        12,500                772,875
SLM Corp. .......................................................        22,190              1,222,447
SunTrust Banks, Inc. ............................................         8,520                619,915
Zions Bancorporation ............................................         7,420                560,655
                                                                                       ---------------
                                                                                       $    10,387,146
                                                                                       ---------------
BIOTECHNOLOGY -- 1.5%
Amgen, Inc.(n) ..................................................         6,370        $       502,338
Gilead Sciences, Inc.(n) ........................................         9,320                490,512
Neurochem, Inc.(n) ..............................................        27,450                391,711
                                                                                       ---------------
                                                                                       $     1,384,561
                                                                                       ---------------
BROADCAST & CABLE TV -- 3.1%
ADVO, Inc.(l) ...................................................        12,710        $       358,168
Comcast Corp., "A"(n) ...........................................         6,360                165,106
Viacom, Inc., "B" ...............................................        19,230                626,898
Walt Disney Co. .................................................        67,700              1,622,769
                                                                                       ---------------
                                                                                       $     2,772,941
                                                                                       ---------------
BROKERAGE & ASSET MANAGERS -- 2.5%
Affiliated Managers Group, Inc.(l)(n) ...........................         2,590        $       207,847
Franklin Resources, Inc. ........................................         1,950                183,319
Goldman Sachs Group, Inc. .......................................         6,470                826,284
Legg Mason, Inc. ................................................         5,700                682,233
MarketAxess Holdings, Inc.(l)(n) ................................        34,060                389,306
                                                                                       ---------------
                                                                                       $     2,288,989
                                                                                       ---------------
BUSINESS SERVICES -- 2.2%
Accenture Ltd., "A" .............................................        35,940        $     1,037,588
Getty Images, Inc.(l)(n) ........................................         2,510                224,068
Hewitt Associates, Inc., "A"(l)(n) ..............................         5,220                146,212
Monster Worldwide, Inc.(n) ......................................         3,080                125,726
UAP Holding Corp. ...............................................        23,820                486,404
                                                                                       ---------------
                                                                                       $     2,019,998
                                                                                       ---------------
CHEMICALS -- 2.4%
E.I. du Pont de Nemours & Co. ...................................        12,760        $       542,300
Monsanto Co. ....................................................        16,720              1,296,302
Rohm & Haas Co. .................................................         6,280                304,078
                                                                                       ---------------
                                                                                       $     2,142,680
                                                                                       ---------------
COMPUTER SOFTWARE -- 3.3%
Adobe Systems, Inc. .............................................         4,470        $       165,211
MicroStrategy, Inc., "A"(n) .....................................        11,930                987,088
Opsware, Inc.(l)(n) .............................................        38,270                259,853
Oracle Corp.(n) .................................................        56,270                687,057
Symantec Corp.(n) ...............................................        26,910                470,925
TIBCO Software, Inc.(n) .........................................        57,110                426,612
                                                                                       ---------------
                                                                                       $     2,996,746
                                                                                       ---------------
COMPUTER SOFTWARE -- SYSTEMS -- 2.5%
Apple Computer, Inc.(n) .........................................        11,230        $       807,325
Dell, Inc.(n) ...................................................        32,570                976,774
International Business Machines Corp. ...........................         5,460                448,812
                                                                                       ---------------
                                                                                       $     2,232,911
                                                                                       ---------------
CONSTRUCTION -- 0.4%
Masco Corp. .....................................................        12,380        $       373,752
                                                                                       ---------------
CONSUMER GOODS & SERVICES -- 2.7%
ITT Educational Services, Inc.(n) ...............................         3,500        $       206,885
Procter & Gamble Co. ............................................        39,443              2,282,961
                                                                                       ---------------
                                                                                       $     2,489,846
                                                                                       ---------------
ELECTRICAL EQUIPMENT -- 4.0%
General Electric Co. ............................................        79,470        $     2,785,423
Rockwell Automation, Inc. .......................................         8,810                521,200
Tyco International Ltd. .........................................        12,500                360,750
                                                                                       ---------------
                                                                                       $     3,667,373
                                                                                       ---------------
ELECTRONICS -- 4.5%
Analog Devices, Inc. ............................................           950        $        34,076
Intel Corp. .....................................................        66,150              1,651,104
KLA-Tencor Corp. ................................................         6,390                315,219
SanDisk Corp.(n) ................................................        25,020              1,571,756
Varian Semiconductor Equipment
Associates, Inc.(n) .............................................         5,160                226,679
Xilinx, Inc. ....................................................        11,070                279,075
                                                                                       ---------------
                                                                                       $     4,077,909
                                                                                       ---------------
ENERGY -- INDEPENDENT -- 1.2%
Apache Corp. ....................................................         4,160        $       285,043
Devon Energy Corp. ..............................................         7,470                467,174
EOG Resources, Inc. .............................................         4,390                322,094
                                                                                       ---------------
                                                                                       $     1,074,311
                                                                                       ---------------
ENERGY -- INTEGRATED -- 6.0%
Amerada Hess Corp. ..............................................        14,820        $     1,879,472
Chevron Corp. ...................................................        27,340              1,552,092
Exxon Mobil Corp. ...............................................        35,146              1,974,151
                                                                                       ---------------
                                                                                       $     5,405,715
                                                                                       ---------------
FOOD & DRUG STORES -- 0.9%
CVS Corp. .......................................................        21,660        $       572,257
Kroger Co.(n) ...................................................        11,260                212,589
                                                                                       ---------------
                                                                                       $       784,846
                                                                                       ---------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 2.5%
Coca-Cola Co. ...................................................        16,360        $       659,472
Diamond Foods, Inc. .............................................        12,900                255,033
General Mills, Inc. .............................................         4,570                225,392
PepsiCo, Inc. ...................................................        18,787              1,109,936
                                                                                       ---------------
                                                                                       $     2,249,833
                                                                                       ---------------
FOREST & PAPER PRODUCTS -- 0.6%
Abitibi-Consolidated, Inc. ......................................       124,550        $       504,427
                                                                                       ---------------
FURNITURE & APPLIANCES -- 0.1%
Tempur-Pedic International, Inc.(l)(n) ..........................        10,800        $       124,200
                                                                                       ---------------
GAMING & LODGING -- 0.8%
Carnival Corp. ..................................................         6,840        $       365,735
Harrah's Entertainment, Inc. ....................................         1,600                114,064
WMS Industries, Inc.(l)(n) ......................................        10,980                275,488
                                                                                       ---------------
                                                                                       $       755,287
                                                                                       ---------------
GENERAL MERCHANDISE -- 3.6%
Kohl's Corp.(n) .................................................        18,920        $       919,512
Target Corp. ....................................................        20,860              1,146,674
Wal-Mart Stores, Inc. ...........................................        26,070              1,220,076
                                                                                       ---------------
                                                                                       $     3,286,262
                                                                                       ---------------
HEALTH MAINTENANCE ORGANIZATIONS -- 1.6%
Health Net, Inc.(n) .............................................        13,880        $       715,514
WellPoint, Inc.(n) ..............................................         9,500                758,005
                                                                                       ---------------
                                                                                       $     1,473,519
                                                                                       ---------------
INSURANCE -- 5.8%
Ace Ltd. ........................................................        29,100        $     1,555,104
Chubb Corp. .....................................................        10,090                985,288
Conseco, Inc.(n) ................................................        10,880                252,090
Genworth Financial, Inc., "A" ...................................        16,920                585,094
MetLife, Inc. ...................................................         6,220                304,780
St. Paul Travelers Cos., Inc. ...................................        20,940                935,390
XL Capital Ltd., "A" ............................................         9,520                641,458
                                                                                       ---------------
                                                                                       $     5,259,204
                                                                                       ---------------
INTERNET -- 0.9%
Yahoo!, Inc.(n) .................................................        19,780        $       774,980
                                                                                       ---------------
LEISURE & TOYS -- 0.3%
Electronic Arts, Inc.(n) ........................................         3,380        $       176,808
Hasbro, Inc. ....................................................         3,130                 63,163
Mattel, Inc. ....................................................         3,670                 58,059
                                                                                       ---------------
                                                                                       $       298,030
                                                                                       ---------------
MACHINERY & TOOLS -- 0.7%
Caterpillar, Inc. ...............................................         5,700        $       329,289
Illinois Tool Works, Inc. .......................................         3,970                349,320
                                                                                       ---------------
                                                                                       $       678,609
                                                                                       ---------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.6%
Allion Healthcare, Inc.(l)(n) ...................................         9,300        $       108,345
Emageon, Inc.(l)(n) .............................................         9,850                156,615
HealthSouth Corp.(l)(n) .........................................        64,870                317,863
                                                                                       ---------------
                                                                                       $       582,823
                                                                                       ---------------
MEDICAL EQUIPMENT -- 2.0%
Aspect Medical Systems, Inc.(l)(n) ..............................         3,430        $       117,820
C.R. Bard, Inc. .................................................         7,860                518,131
Millipore Corp.(n) ..............................................         3,540                233,782
NeuroMetrix, Inc.(l)(n) .........................................         3,200                 87,296
St. Jude Medical, Inc.(n) .......................................         8,700                436,740
Zimmer Holdings, Inc.(n) ........................................         6,810                459,266
                                                                                       ---------------
                                                                                       $     1,853,035
                                                                                       ---------------
METALS & MINING -- 0.8%
Aber Diamond Corp. ..............................................         4,210        $       155,536
Companhia Vale do Rio Doce, ADR .................................        13,970                574,726
                                                                                       ---------------
                                                                                       $       730,262
                                                                                       ---------------
NATURAL GAS -- DISTRIBUTION -- 0.5%
Sempra Energy ...................................................        10,770        $       482,927
                                                                                       ---------------
NETWORK & TELECOM -- 2.0%
Cisco Systems, Inc.(n) ..........................................        31,230        $       534,658
Corning, Inc.(n) ................................................        32,310                635,215
Juniper Networks, Inc.(n) .......................................        13,160                293,468
Research In Motion Ltd.(n) ......................................         5,390                355,794
                                                                                       ---------------
                                                                                       $     1,819,135
                                                                                       ---------------
OIL SERVICES -- 1.7%
GlobalSantaFe Corp. .............................................        10,280        $       494,982
Hercules Offshore, Inc.(n) ......................................         6,390                181,540
National Oilwell Varco, Inc.(n) .................................         5,270                330,429
Noble Corp. .....................................................         5,190                366,103
Schlumberger Ltd. ...............................................         2,050                199,157
                                                                                       ---------------
                                                                                       $     1,572,211
                                                                                       ---------------
PERSONAL COMPUTERS & PERIPHERALS -- 1.7%
EMC Corp.(n) ....................................................        65,680        $       894,562
M-Systems Flash Disk Pioneers Ltd.(l)(n) ........................         7,460                247,075
Network Appliance, Inc.(n) ......................................        15,300                413,100
                                                                                       ---------------
                                                                                       $     1,554,737
                                                                                       ---------------
PHARMACEUTICALS -- 6.5%
Abbott Laboratories .............................................        21,020        $       828,818
Allergan, Inc. ..................................................         5,540                598,098
Eli Lilly & Co. .................................................        22,420              1,268,748
Johnson & Johnson ...............................................        18,300              1,099,830
Wyeth ...........................................................        45,290              2,086,510
                                                                                       ---------------
                                                                                       $     5,882,004
                                                                                       ---------------
POLLUTION CONTROL -- 0.2%
Waste Management, Inc. ..........................................         4,840        $       146,894
                                                                                       ---------------
PRINTING & PUBLISHING -- 0.3%
Washington Post Co., "B" ........................................           360        $       275,400
                                                                                       ---------------
RAILROAD & SHIPPING -- 1.1%
Norfolk Southern Corp. ..........................................        21,620        $       969,225
                                                                                       ---------------
REAL ESTATE -- 0.6%
Boston Properties, Inc. .........................................         6,950        $       515,203
                                                                                       ---------------
RESTAURANTS -- 0.9%
Outback Steakhouse, Inc.(l) .....................................        10,430        $       433,992
Rare Hospitality International, Inc.(n) .........................        11,150                338,848
                                                                                       ---------------
                                                                                       $       772,840
                                                                                       ---------------
SPECIALTY CHEMICALS -- 1.1%
Praxair, Inc. ...................................................        18,470        $       978,171
                                                                                       ---------------
SPECIALTY STORES -- 1.0%
PETsMART, Inc. ..................................................        29,250        $       750,555
Restoration Hardware, Inc.(l)(n) ................................        33,140                199,503
                                                                                       ---------------
                                                                                       $       950,058
                                                                                       ---------------
TELECOMMUNICATIONS -- WIRELESS -- 0.7%
America Movil S.A. de C.V., "L", ADR ............................         4,610        $       134,889
Vodafone Group PLC, ADR .........................................        23,876                512,618
                                                                                       ---------------
                                                                                       $       647,507
                                                                                       ---------------
TELEPHONE SERVICES -- 2.2%
CenturyTel, Inc.(l) .............................................         8,510        $       282,192
Sprint Nextel Corp. .............................................        57,580              1,345,069
Syniverse Holdings, Inc.(l)(n) ..................................        16,360                341,924
                                                                                       ---------------
                                                                                       $     1,969,185
                                                                                       ---------------
TOBACCO -- 2.2%
Altria Group, Inc. ..............................................        26,520        $     1,981,574
                                                                                       ---------------
TRUCKING -- 0.6%
CNF, Inc. .......................................................        10,390        $       580,697
                                                                                       ---------------
UTILITIES -- ELECTRIC POWER -- 3.2%
AES Corp.(n) ....................................................        29,660        $       469,518
CMS Energy Corp.(l)(n) ..........................................        32,260                468,093
Constellation Energy Group, Inc. ................................         4,370                251,712
Exelon Corp. ....................................................         9,040                480,386
NRG Energy, Inc.(l)(n) ..........................................         9,690                456,593
PPL Corp. .......................................................         8,830                259,602
TXU Corp. .......................................................        10,780                541,048
                                                                                       ---------------
                                                                                       $     2,926,952
                                                                                       ---------------
Total Stocks (Identified Cost, $78,858,245) ...................................        $    89,937,790
                                                                                       ---------------
COLLATERAL FOR SECURITIES LOANED -- 5.6%
Navigator Securities Lending Prime Portfolio, at
Cost and Net Asset Value ........................................     5,053,618        $     5,053,618
                                                                                       ---------------
Total Investments (Identified Cost, $83,911,863) ..............................        $    94,991,408
                                                                                       ---------------
OTHER ASSETS,
LESS LIABILITIES -- (4.7)% ......................................                           (4,291,291)
                                                                                       ---------------
Net Assets -- 100.0% ............................................                      $    90,700,117
                                                                                       ===============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
INTERNATIONAL GROWTH SERIES
STOCKS -- 98.4%

Issuer                                                             Shares/Par ($)           Value ($)
AIRLINES -- 0.4%
Grupo Aeroportuario del Sureste,
S.A. de C.V., ADR ...............................................        15,580        $       503,857
                                                                                       ---------------
ALCOHOLIC BEVERAGES -- 1.0%
Pernod Ricard S.A.(l) ...........................................         8,030        $     1,400,106
                                                                                       ---------------
APPAREL MANUFACTURERS -- 1.8%
Burberry Group PLC ..............................................       109,960        $       812,248
LVMH Moet Hennessy Louis Vuitton S.A ............................        19,830              1,760,441
                                                                                       ---------------
                                                                                       $     2,572,689
                                                                                       ---------------
AUTOMOTIVE -- 2.6%
Autoliv, Inc.(l) ................................................        23,950        $     1,081,291
Kongsberg Automotive A.S.A.(n) ..................................        87,120                621,853
Toyota Motor Corp. ..............................................        37,100              1,923,925
                                                                                       ---------------
                                                                                       $     3,627,069
                                                                                       ---------------
BANKS & CREDIT COMPANIES -- 18.8%
AEON Credit Service Co. Ltd. ....................................        27,200        $     2,572,148
Aiful Corp. .....................................................        20,150              1,681,799
Akbank T.A.S ....................................................       100,330                817,958
Anglo Irish Bank Corp. PLC ......................................        96,310              1,460,520
Banco Nossa Caixa S.A ...........................................         8,380                125,091
Bancolombia S.A., ADR ...........................................        15,310                441,387
Bank Rakyat Indonesia ...........................................     4,243,000              1,305,704
China Construction Bank(n) ......................................     2,249,000                775,907
Close Brothers Group PLC ........................................        56,130                875,548
DEPFA Bank PLC ..................................................        55,710                823,083
Erste Bank der Oesterreichischen Sparkassen AG ..................        25,750              1,427,762
Housing Development Finance Corp. Ltd. ..........................       100,960              2,710,516
OTP Bank Ltd., GDR ..............................................        18,710              1,227,376
Powszechna Kasa Oszczednosci Bank Polski S.A ....................       123,010              1,097,459
Raiffeisen International Bank Holding AG(n) .....................         6,500                425,723
Shinsei Bank Ltd. ...............................................       115,000                664,577
St. George Bank Ltd. ............................................        35,390                770,351
Standard Chartered PLC ..........................................        64,470              1,435,045
Takefuji Corp. ..................................................        10,550                716,057
Turkiye Vakiflar Bankasi T.A.O ..................................       155,250                822,707
UBS AG ..........................................................        26,648              2,534,239
UniCredito Italiano S.p.A .......................................       234,360              1,613,446
                                                                                       ---------------
                                                                                       $    26,324,403
                                                                                       ---------------
BROADCAST & CABLE TV -- 4.8%
Astro All Asia Networks PLC .....................................       447,000        $       620,915
Grupo Televisa S.A., ADR ........................................        31,200              2,511,600
Nippon Television Network Corp.(l) ..............................         4,630                711,282
Pages Jaunes S.A ................................................        53,700              1,396,843
WPP Group PLC ...................................................       142,980              1,545,839
                                                                                       ---------------
                                                                                       $     6,786,479
                                                                                       ---------------
BROKERAGE & ASSET MANAGERS -- 2.7%
Jafco Co. Ltd. ..................................................        14,100        $     1,258,086
Julius Baer Holding Ltd. ........................................        16,030              1,134,511
Schroders PLC ...................................................        41,150                671,942
Van Lanschot N.V ................................................        10,170                780,753
                                                                                       ---------------
                                                                                       $     3,845,292
                                                                                       ---------------
BUSINESS SERVICES -- 1.1%
Infosys Technologies Ltd. .......................................        23,130        $     1,539,601
                                                                                       ---------------
CONSTRUCTION -- 2.5%
CEMEX S.A. de C.V., ADR .........................................        26,512        $     1,572,957
Cyrela Brazil Realty S.A Empreendimentos e Participacoes ........        31,500                431,138
Geberit AG ......................................................         1,150                909,195
Wienerberger AG .................................................        15,810                629,023
                                                                                       ---------------
                                                                                       $     3,542,313
                                                                                       ---------------
CONSUMER GOODS & SERVICES -- 3.7%
AmorePacific Corp. ..............................................         3,200        $     1,003,672
L'Oreal S.A.(l) .................................................        15,030              1,116,520
Natura Cosmeticos S.A ...........................................         7,840                345,322
Reckitt Benckiser PLC ...........................................        81,960              2,704,839
                                                                                       ---------------
                                                                                       $     5,170,353
                                                                                       ---------------
ELECTRICAL EQUIPMENT -- 2.8%
Keyence Corp. ...................................................         3,600        $     1,023,429
Nitto Denko Corp. ...............................................        20,200              1,573,003
Schneider Electric S.A.(l) ......................................        14,790              1,318,255
                                                                                       ---------------
                                                                                       $     3,914,687
                                                                                       ---------------
ELECTRONICS -- 9.7%
Canon, Inc.(l) ..................................................        25,000        $     1,461,679
Murata Manufacturing Co. Ltd. ...................................        12,500                800,746
Nippon Electric Glass Co. Ltd. ..................................        51,000              1,112,782
Ricoh Co. Ltd. ..................................................        76,000              1,329,831
Royal Philips Electronics N.V ...................................        56,890              1,766,499
Samsung Electronics Co. Ltd. ....................................         7,640              4,937,728
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ................       143,800              1,425,058
USHIO America, Inc.(l) ..........................................        31,000                723,679
                                                                                       ---------------
                                                                                       $    13,558,002
                                                                                       ---------------
ENERGY -- INDEPENDENT -- 4.8%
Canadian Natural Resources Ltd. .................................        13,820        $       684,762
CNOOC Ltd. ......................................................     2,042,000              1,356,312
EnCana Corp. ....................................................        24,360              1,100,818
Norsk Hydro A.S.A ...............................................         6,110                627,043
Reliance Industries Ltd. ........................................        73,900              1,459,277
Talisman Energy, Inc. ...........................................        28,430              1,505,707
                                                                                       ---------------
                                                                                       $     6,733,919
                                                                                       ---------------
ENERGY -- INTEGRATED -- 3.2%
BP PLC ..........................................................       171,737        $     1,827,228
TOTAL S.A.(l) ...................................................        10,720              2,690,842
                                                                                       ---------------
                                                                                       $     4,518,070
                                                                                       ---------------
FOOD & DRUG STORES -- 1.4%
Tesco PLC .......................................................       335,620        $     1,912,360
                                                                                       ---------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 3.5%
Coca-Cola Hellenic Bottling Co. S.A .............................        30,800        $       906,461
Groupe Danone(l) ................................................        13,110              1,368,565
Nestle S.A ......................................................         8,989              2,685,527
                                                                                       ---------------
                                                                                       $     4,960,553
                                                                                       ---------------
GAMING & LODGING -- 1.4%
Hilton Group PLC ................................................       179,630        $     1,122,332
William Hill Organization Ltd. ..................................        96,700                890,070
                                                                                       ---------------
                                                                                       $     2,012,402
                                                                                       ---------------
INSURANCE -- 0.5%
Ace Ltd. ........................................................        13,410        $       716,630
                                                                                       ---------------
INTERNET -- 0.1%
Universo Online S.A., IPS(n) ....................................        22,300        $       187,900
                                                                                       ---------------
MACHINERY & TOOLS -- 0.9%
Sandvik AB ......................................................        27,200        $     1,265,649
                                                                                       ---------------
MEDICAL EQUIPMENT -- 2.2%
Smith & Nephew PLC ..............................................       132,680        $     1,221,246
Straumann Holding AG(l) .........................................         3,730                863,419
Synthes, Inc. ...................................................         9,430              1,058,093
                                                                                       ---------------
                                                                                       $     3,142,758
                                                                                       ---------------
METALS & MINING -- 3.3%
Aber Diamond Corp.(a) ...........................................        20,830        $       769,551
Aber Diamond Corp. ..............................................         9,570                353,558
BHP Billiton Ltd. ...............................................       103,510              1,728,227
Companhia Vale do Rio Doce, ADR .................................        44,060              1,812,628
                                                                                       ---------------
                                                                                       $     4,663,964
                                                                                       ---------------
NETWORK & TELECOM -- 1.0%
CSR PLC(n) ......................................................        84,040        $     1,352,073
                                                                                       ---------------
PHARMACEUTICALS -- 9.0%
AstraZeneca PLC .................................................        48,630        $     2,364,697
GlaxoSmithKline PLC .............................................       135,320              3,416,819
Roche Holding AG ................................................        21,260              3,188,717
Sanofi-Aventis ..................................................        24,880              2,177,861
Teva Pharmaceutical Industries Ltd., ADR(l) .....................        33,260              1,430,513
                                                                                       ---------------
                                                                                       $    12,578,607
                                                                                       ---------------
PRINTING & PUBLISHING -- 1.1%
Yell Group PLC ..................................................       164,510        $     1,517,051
                                                                                       ---------------
SPECIALTY CHEMICALS -- 2.5%
Asahi Glass Co. Ltd.(l) .........................................        67,000        $       864,644
Kaneka Corp. ....................................................        79,000                953,904
L'Air Liquide S.A., Bearer Shares(l) ............................         8,773              1,686,357
                                                                                       ---------------
                                                                                       $     3,504,905
                                                                                       ---------------
SPECIALTY STORES -- 3.0%
Esprit Holdings Ltd. ............................................       113,500        $       806,574
Industria de Diseno Textil S.A.(l) ..............................        28,840                939,864
NEXT PLC ........................................................        35,740                942,977
Nishimatsuya Chain Co. Ltd. .....................................        19,600                901,818
Submarino S.A.(n) ...............................................        35,020                621,612
                                                                                       ---------------
                                                                                       $     4,212,845
                                                                                       ---------------
TELECOMMUNICATIONS -- WIRELESS -- 5.3%
America Movil S.A. de C.V., "L", ADR ............................        23,290        $       681,465
Mobile TeleSystems OJSC, ADR ....................................        19,000                665,000
MTN Group Ltd. ..................................................        93,380                915,562
Turkcell Iletisim Hizmetleri A.S., ADR ..........................        78,000              1,198,080
Vodafone Group PLC ..............................................     1,868,700              4,031,081
                                                                                       ---------------
                                                                                       $     7,491,188
                                                                                       ---------------
TELEPHONE SERVICES -- 1.5%
FastWeb S.p.A ...................................................        20,960        $       957,032
Telenor A.S.A ...................................................       117,340              1,151,210
                                                                                       ---------------
                                                                                       $     2,108,242
                                                                                       ---------------
UTILITIES -- ELECTRIC POWER -- 1.8%
Iberdrola S.A.(l) ...............................................        39,610        $     1,081,874
Suez S.A.(l) ....................................................        44,697              1,390,539
                                                                                       ---------------
                                                                                       $     2,472,413
                                                                                       ---------------
Total Stocks (Identified Cost, $110,503,218) ..................................        $   138,136,380
                                                                                       ---------------
SHORT-TERM OBLIGATION -- 2.7%
General Electric Capital Corp., 4.2%,
due 1/03/06, at Amortized Cost (y) .............................. $   3,783,000        $     3,782,117
                                                                                       ---------------
COLLATERAL FOR SECURITIES LOANED -- 12.2%
Navigator Securities Lending Prime Portfolio, at
Cost and Net Asset Value ........................................    17,133,606        $    17,133,606
                                                                                       ---------------
Total Investments
(Identified Cost, $131,418,941) (k) ...........................................        $   159,052,103
                                                                                       ---------------
OTHER ASSETS,
LESS LIABILITIES -- (13.3)% ...................................................            (18,616,067)
                                                                                       ---------------
Net Assets -- 100.0% ..........................................................        $   140,436,036
                                                                                       ===============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
MASSACHUSETTS INVESTORS GROWTH STOCK SERIES
STOCKS -- 95.0%

Issuer                                                             Shares/Par ($)          Value ($)
AEROSPACE -- 1.2%
Northrop Grumman Corp. ..........................................        21,450        $     1,289,357
United Technologies Corp. .......................................        79,870              4,465,530
                                                                                       ---------------
                                                                                       $     5,754,887
                                                                                       ---------------
APPAREL MANUFACTURERS -- 1.7%
Cintas Corp.(l) .................................................        54,320        $     2,236,898
Nike, Inc., "B" .................................................        70,860              6,149,939
                                                                                       ---------------
                                                                                       $     8,386,837
                                                                                       ---------------
AUTOMOTIVE -- 0.8%
Harman International Industries, Inc.(l) ........................        42,500        $     4,158,625
                                                                                       ---------------
BANKS & CREDIT COMPANIES -- 3.5%
American Express Co. ............................................       103,610        $     5,331,771
SLM Corp. .......................................................       148,420              8,176,458
UBS AG ..........................................................        33,925              3,226,286
UBS AG ..........................................................         1,780                169,367
                                                                                       ---------------
                                                                                       $    16,903,882
                                                                                       ---------------
BIOTECHNOLOGY -- 5.0%
Amgen, Inc.(n) ..................................................        98,530        $     7,770,076
Genzyme Corp.(n) ................................................        99,890              7,070,214
Gilead Sciences, Inc.(n) ........................................       181,770              9,566,555
                                                                                       ---------------
                                                                                       $    24,406,845
                                                                                       ---------------
BROADCAST & CABLE TV -- 1.6%
Grupo Televisa S.A., ADR ........................................        42,520        $     3,422,860
Univision Communications, Inc., "A"(n) ..........................        93,220              2,739,736
Walt Disney Co. .................................................        70,900              1,699,473
                                                                                       ---------------
                                                                                       $     7,862,069
                                                                                       ---------------
BROKERAGE & ASSET MANAGERS -- 1.7%
Chicago Mercantile Exchange Holdings, Inc. ......................         6,460        $     2,373,985
Franklin Resources, Inc. ........................................        13,150              1,236,232
Merrill Lynch & Co., Inc. .......................................        20,730              1,404,043
Morgan Stanley ..................................................        54,600              3,098,004
                                                                                       ---------------
                                                                                       $     8,112,264
                                                                                       ---------------
BUSINESS SERVICES -- 0.9%
Accenture Ltd., "A"(l) ..........................................        42,250        $     1,219,758
Getty Images, Inc.(l)(n) ........................................        16,290              1,454,208
Infosys Technologies Ltd., ADR(l) ...............................        23,960              1,937,406
                                                                                       ---------------
                                                                                       $     4,611,372
                                                                                       ---------------
CHEMICALS -- 1.3%
3M Co. ..........................................................        39,990        $     3,099,225
Monsanto Co. ....................................................        40,800              3,163,224
                                                                                       ---------------
                                                                                       $     6,262,449
                                                                                       ---------------
COMPUTER SOFTWARE -- 5.9%
Adobe Systems, Inc. .............................................       189,726        $     7,012,273
Microsoft Corp. .................................................       389,024             10,172,978
Oracle Corp.(n) .................................................       757,950              9,254,570
Symantec Corp.(n) ...............................................       123,933              2,168,828
                                                                                       ---------------
                                                                                       $    28,608,649
                                                                                       ---------------
COMPUTER SOFTWARE -- SYSTEMS -- 4.4%
Amdocs Ltd.(n) ..................................................       265,990        $     7,314,725
Apple Computer, Inc.(n) .........................................        36,940              2,655,617
Dell, Inc.(n) ...................................................       304,114              9,120,379
LG Philips LCD Co. Ltd., ADR(n) .................................        98,340              2,110,376
                                                                                       ---------------
                                                                                       $    21,201,097
                                                                                       ---------------
CONSUMER GOODS & SERVICES -- 1.3%
Colgate-Palmolive Co. ...........................................        69,800        $     3,828,530
Procter & Gamble Co. ............................................        44,581              2,580,348
                                                                                       ---------------
                                                                                       $     6,408,878
                                                                                       ---------------
ELECTRICAL EQUIPMENT -- 1.9%
Cooper Industries Ltd., "A" .....................................        16,470        $     1,202,310
Danaher Corp.(l) ................................................         2,600                145,028
General Electric Co. ............................................       164,496              5,765,585
Tyco International Ltd. .........................................        71,160              2,053,678
                                                                                       ---------------
                                                                                       $     9,166,601
                                                                                       ---------------
ELECTRONICS -- 8.8%
Analog Devices, Inc. ............................................       102,510        $     3,677,034
Applied Materials, Inc. .........................................       157,330              2,822,500
Intel Corp. .....................................................       449,600             11,222,016
Marvell Technology Group Ltd.(n) ................................        56,400              3,163,476
Samsung Electronics Co. Ltd. ....................................         2,440              1,576,971
Samsung Electronics Co. Ltd., GDR ...............................        19,930              6,566,935
SanDisk Corp.(n) ................................................        90,750              5,700,915
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR(l) ..........................................................       207,364              2,054,977
Texas Instruments, Inc. .........................................        30,380                974,287
Xilinx, Inc. ....................................................       190,770              4,809,312
                                                                                       ---------------
                                                                                       $    42,568,423
                                                                                       ---------------
ENERGY -- INDEPENDENT -- 0.1%
Newfield Exploration Co.(n) .....................................         9,900        $       495,693
                                                                                       ---------------
ENERGY -- INTEGRATED -- 0.1%
Amerada Hess Corp. ..............................................         5,200        $       659,464
                                                                                       ---------------
FOOD & DRUG STORES -- 0.5%
CVS Corp. .......................................................        85,570        $     2,260,759
                                                                                       ---------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 2.0%
Kellogg Co. .....................................................        22,600        $       976,772
Nestle S.A ......................................................         6,037              1,803,596
PepsiCo, Inc. ...................................................       119,260              7,045,881
                                                                                       ---------------
                                                                                       $     9,826,249
                                                                                       ---------------
GAMING & LODGING -- 2.8%
Carnival Corp. ..................................................       108,860        $     5,820,744
Harrah's Entertainment, Inc. ....................................        44,300              3,158,147
Las Vegas Sands Corp.(l)(n) .....................................        22,190                875,839
Starwood Hotels & Resorts Worldwide, Inc. .......................        62,600              3,997,636
                                                                                       ---------------
                                                                                       $    13,852,366
                                                                                       ---------------
GENERAL MERCHANDISE -- 4.6%
Kohl's Corp.(n) .................................................       136,380        $     6,628,068
Target Corp. ....................................................        94,980              5,221,051
Wal-Mart Stores, Inc. ...........................................       219,800             10,286,640
                                                                                       ---------------
                                                                                       $    22,135,759
                                                                                       ---------------
HEALTH MAINTENANCE ORGANIZATIONS -- 1.9%
UnitedHealth Group, Inc. ........................................       116,690        $     7,251,117
WellPoint, Inc.(n) ..............................................        25,500              2,034,645
                                                                                       ---------------
                                                                                       $     9,285,762
                                                                                       ---------------
INSURANCE -- 2.7%
Ace Ltd. ........................................................        63,820        $     3,410,541
American International Group, Inc. ..............................       144,060              9,829,214
                                                                                       ---------------
                                                                                       $    13,239,755
                                                                                       ---------------
INTERNET -- 2.7%
Google, Inc., "A"(n) ............................................        24,220        $    10,047,909
Yahoo!, Inc.(n) .................................................        73,030              2,861,315
                                                                                       ---------------
                                                                                       $    12,909,224
                                                                                       ---------------
LEISURE & TOYS -- 1.1%
Electronic Arts, Inc.(n) ........................................       102,710        $     5,372,760
                                                                                       ---------------
MACHINERY & TOOLS -- 0.7%
Caterpillar, Inc. ...............................................        43,500        $     2,512,995
Illinois Tool Works, Inc. .......................................        11,670              1,026,843
                                                                                       ---------------
                                                                                       $     3,539,838
                                                                                       ---------------
MEDICAL EQUIPMENT -- 4.9%
Advanced Medical Optics, Inc.(n) ................................       129,070        $     5,395,126
Alcon, Inc. .....................................................        19,600              2,540,160
DENTSPLY International, Inc. ....................................        41,300              2,217,397
Medtronic, Inc. .................................................        93,620              5,389,703
St. Jude Medical, Inc.(n) .......................................       136,130              6,833,726
Zimmer Holdings, Inc.(n) ........................................        17,950              1,210,548
                                                                                       ---------------
                                                                                       $    23,586,660
                                                                                       ---------------
METALS & MINING -- 0.4%
BHP Billiton Ltd., ADR(l) .......................................        53,040        $     1,772,597
                                                                                       ---------------
NETWORK & TELECOM -- 7.7%
Cisco Systems, Inc.(n) ..........................................       822,607        $    14,083,032
Corning, Inc.(n) ................................................       332,100              6,529,086
Juniper Networks, Inc.(n) .......................................       156,200              3,483,260
Nokia Corp., ADR ................................................       173,270              3,170,841
QUALCOMM, Inc. ..................................................       232,310             10,007,915
                                                                                       ---------------
                                                                                       $    37,274,134
                                                                                       ---------------
OIL SERVICES -- 2.1%
GlobalSantaFe Corp. .............................................        58,930        $     2,837,480
Noble Corp. .....................................................        28,750              2,028,025
Smith International, Inc. .......................................        53,100              1,970,541
Weatherford International Ltd.(n) ...............................        92,200              3,337,640
                                                                                       ---------------
                                                                                       $    10,173,686
                                                                                       ---------------
PERSONAL COMPUTERS & PERIPHERALS -- 2.7%
EMC Corp.(n) ....................................................       789,290        $    10,750,130
Network Appliance, Inc.(l)(n) ...................................        79,350              2,142,450
                                                                                       ---------------
                                                                                       $    12,892,580
                                                                                       ---------------
PHARMACEUTICALS -- 10.8%
Abbott Laboratories .............................................        82,410        $     3,249,426
Allergan, Inc. ..................................................        29,830              3,220,447
Eli Lilly & Co. .................................................       130,360              7,377,072
Johnson & Johnson ...............................................       183,490             11,027,749
Roche Holding AG ................................................        54,990              8,247,768
Teva Pharmaceutical Industries Ltd., ADR(l) .....................       147,930              6,362,469
Wyeth ...........................................................       283,270             13,050,249
                                                                                       ---------------
                                                                                       $    52,535,180
                                                                                       ---------------
RAILROAD & SHIPPING -- 0.6%
Norfolk Southern Corp. ..........................................        60,800        $     2,725,664
                                                                                       ---------------
RESTAURANTS -- 0.2%
P.F. Chang's China Bistro, Inc.(l)(n) ...........................        20,200        $     1,002,526
                                                                                       ---------------
SPECIALTY CHEMICALS -- 0.8%
Praxair, Inc. ...................................................        69,670        $     3,689,723
                                                                                       ---------------
SPECIALTY STORES -- 3.6%
Home Depot, Inc. ................................................       126,520        $     5,121,530
Lowe's Cos., Inc. ...............................................        43,200              2,879,712
PETsMART, Inc. ..................................................        80,540              2,066,656
Staples, Inc. ...................................................       132,800              3,015,888
Williams-Sonoma, Inc.(n) ........................................        97,800              4,220,070
                                                                                       ---------------
                                                                                       $    17,303,856
                                                                                       ---------------
TELECOMMUNICATIONS -- WIRELESS -- 0.7%
America Movil S.A. de C.V., "L", ADR(l) .........................       109,460        $     3,202,800
                                                                                       ---------------
TRUCKING -- 1.3%
FedEx Corp. .....................................................        63,330        $     6,547,689
                                                                                       ---------------
Total Stocks (Identified Cost, $446,285,060) ..................................        $   460,697,602
                                                                                       ---------------
REPURCHASE AGREEMENT -- 4.9%
Morgan Stanley Repurchase Agreement, 4.23%,
dated 12/30/05, due 01/03/06, total to be
received $23,631,101 (secured by various U.S.
Treasury and Federal Agency obligations in a
jointly traded account), at Cost ................................ $  23,620,000        $    23,620,000
                                                                                       ---------------
COLLATERAL FOR SECURITIES LOANED -- 4.0%
Navigator Securities Lending Prime Portfolio, at
Cost and Net Asset Value ........................................    19,662,902        $    19,662,902
                                                                                       ---------------
Total Investments
(Identified Cost, $489,567,962) (k) ...........................................        $   503,980,504
                                                                                       ---------------
OTHER ASSETS,
LESS LIABILITIES -- (3.9)% ....................................................            (18,884,273)
                                                                                       ---------------
Net Assets -- 100.0% ..........................................................        $   485,096,231
                                                                                       ===============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
MID CAP VALUE SERIES
STOCKS -- 97.6%

Issuer                                                               Shares/Par ($)        Value ($)
APPAREL MANUFACTURERS -- 0.8%
Columbia Sportswear Co.(n) ......................................         4,360        $       208,103
                                                                                       ---------------
AUTOMOTIVE -- 1.0%
Johnson Controls, Inc. ..........................................         3,500        $       255,185
                                                                                       ---------------
BANKS & CREDIT COMPANIES -- 13.6%
Assured Guaranty Ltd. ...........................................         8,820        $       223,940
Compass Bancshares, Inc. ........................................         6,100                294,569
First Horizon National Corp. ....................................         7,460                286,762
Investors Financial Services Corp. ..............................        13,470                496,100
Mercantile Bankshares Corp. .....................................         5,260                296,874
North Fork Bancorporation, Inc. .................................        15,730                430,373
PNC Financial Services Group, Inc. ..............................         8,160                504,533
Sovereign Bancorp, Inc. .........................................        19,230                415,753
TCF Financial Corp. .............................................         9,630                261,358
Zions Bancorporation ............................................         4,360                329,442
                                                                                       ---------------
                                                                                       $     3,539,704
                                                                                       ---------------
BROADCAST & CABLE TV -- 0.9%
ADVO, Inc. ......................................................         8,760        $       246,857
                                                                                       ---------------
BROKERAGE & ASSET MANAGERS -- 3.2%
Bear Stearns Cos., Inc. .........................................         1,800        $       207,954
Mellon Financial Corp. ..........................................        10,620                363,735
Waddell & Reed Financial, Inc., "A" .............................        12,200                255,834
                                                                                       ---------------
                                                                                       $       827,523
                                                                                       ---------------
CHEMICALS -- 2.3%
Nalco Holding Co.(n) ............................................        22,980        $       406,976
Scotts Miracle-Gro Co. ..........................................         4,500                203,580
                                                                                       ---------------
                                                                                       $       610,556
                                                                                       ---------------
COMPUTER SOFTWARE -- 3.0%
Check Point Software Technologies Ltd.(n) .......................         8,730        $       175,473
Compuware Corp.(n) ..............................................        35,120                315,026
TIBCO Software, Inc.(n) .........................................        38,640                288,641
                                                                                       ---------------
                                                                                       $       779,140
                                                                                       ---------------
COMPUTER SOFTWARE -- SYSTEMS -- 1.4%
Sun Microsystems, Inc.(n) .......................................        86,820        $       363,776
                                                                                       ---------------
CONSTRUCTION -- 2.9%
D.R. Horton, Inc. ...............................................        10,500        $       375,165
Headwaters, Inc.(n) .............................................         5,690                201,654
Pulte Homes, Inc. ...............................................         4,340                170,822
                                                                                       ---------------
                                                                                       $       747,641
                                                                                       ---------------
CONSUMER GOODS & SERVICES -- 1.6%
Estee Lauder Cos., Inc., "A" ....................................        12,400        $       415,152
                                                                                       ---------------
CONTAINERS -- 4.3%
Owens-Illinois, Inc.(n) .........................................        32,420        $       682,117
Smurfit-Stone Container Corp.(n) ................................        31,270                443,096
                                                                                       ---------------
                                                                                       $     1,125,213
                                                                                       ---------------
ELECTRICAL EQUIPMENT -- 2.7%
Hubbell, Inc., "B" ..............................................         5,300        $       239,136
MSC Industrial Direct Co., Inc., "A" ............................         3,520                141,574
W.W. Grainger, Inc. .............................................         4,640                329,904
                                                                                       ---------------
                                                                                       $       710,614
                                                                                       ---------------
ELECTRONICS -- 3.2%
Cypress Semiconductor Corp.(n) ..................................        13,800        $       196,650
Novellus Systems, Inc.(n) .......................................        14,000                337,680
SanDisk Corp.(n) ................................................         4,600                288,972
                                                                                       ---------------
                                                                                       $       823,302
                                                                                       ---------------
ENERGY -- INDEPENDENT -- 6.4%
Devon Energy Corp. ..............................................         7,000        $       437,780
Newfield Exploration Co.(n) .....................................         6,300                315,441
Noble Energy, Inc. ..............................................        10,520                423,956
Riata Energy, Inc.(a)(n) ........................................        17,600                268,400
Rosetta Resources, Inc.(a)(n) ...................................        11,600                208,800
                                                                                       ---------------
                                                                                       $     1,654,377
                                                                                       ---------------
ENERGY -- INTEGRATED -- 1.7%
Amerada Hess Corp. ..............................................         3,500        $       443,870
                                                                                       ---------------
FOOD & DRUG STORES -- 0.8%
Kroger Co.(n) ...................................................        10,380        $       195,974
                                                                                       ---------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 0.2%
Diamond Foods, Inc. .............................................         2,800        $        55,356
                                                                                       ---------------
FOREST & PAPER PRODUCTS -- 2.3%
Bowater, Inc. ...................................................        19,390        $       595,661
                                                                                       ---------------
FURNITURE & APPLIANCES -- 2.1%
Tempur-Pedic International, Inc.(n) .............................        17,810        $       204,815
Tupperware Brands Corp. .........................................        15,800                353,920
                                                                                       ---------------
                                                                                       $       558,735
                                                                                       ---------------
GENERAL MERCHANDISE -- 1.0%
Family Dollar Stores, Inc. ......................................        10,560        $       261,782
                                                                                       ---------------
HEALTH MAINTENANCE ORGANIZATIONS -- 2.6%
CIGNA Corp. .....................................................         3,520        $       393,184
Health Net, Inc.(n) .............................................         5,300                273,215
                                                                                       ---------------
                                                                                       $       666,399
                                                                                       ---------------
INSURANCE -- 7.4%
Conseco, Inc.(n) ................................................        12,320        $       285,454
Endurance Specialty Holdings Ltd. ...............................        10,690                383,237
Genworth Financial, Inc., "A" ...................................        11,300                390,754
MGIC Investment Corp. ...........................................         6,100                401,502
PartnerRe Ltd. ..................................................         3,500                229,845
XL Capital Ltd., "A" ............................................         3,500                235,830
                                                                                       ---------------
                                                                                       $     1,926,622
                                                                                       ---------------
LEISURE & TOYS -- 0.9%
Hasbro, Inc. ....................................................        12,170        $       245,591
                                                                                       ---------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 2.8%
HealthSouth Corp.(n) ............................................        67,000        $       328,300
Tenet Healthcare Corp.(n) .......................................        53,240                407,818
                                                                                       ---------------
                                                                                       $       736,118
                                                                                       ---------------
MEDICAL EQUIPMENT -- 1.3%
Advanced Medical Optics, Inc.(n) ................................         7,900        $       330,220
                                                                                       ---------------
NATURAL GAS -- DISTRIBUTION -- 0.9%
Energen Corp. ...................................................         1,500        $        54,480
Sempra Energy ...................................................         4,270                191,467
                                                                                       ---------------
                                                                                       $       245,947
                                                                                       ---------------
OIL SERVICES -- 5.7%
BJ Services Co. .................................................        12,100        $       443,707
GlobalSantaFe Corp. .............................................        12,260                590,319
Pride International, Inc.(n) ....................................         8,750                269,063
Smith International, Inc. .......................................         5,200                192,972
                                                                                       ---------------
                                                                                       $     1,496,061
                                                                                       ---------------
PRINTING & PUBLISHING -- 2.0%
Lee Enterprises, Inc. ...........................................         6,650        $       245,452
Washington Post Co., "B" ........................................           350                267,750
                                                                                       ---------------
                                                                                       $       513,202
                                                                                       ---------------
RAILROAD & SHIPPING -- 2.5%
Aries Maritime Transport Ltd. ...................................         7,810        $       101,764
Norfolk Southern Corp. ..........................................         7,000                313,810
Overseas Shipholding Group, Inc. ................................         4,400                221,716
                                                                                       ---------------
                                                                                       $       637,290
                                                                                       ---------------
REAL ESTATE -- 2.0%
Mills Corp. .....................................................         6,700        $       280,998
Republic Property Trust(n) ......................................        16,400                196,800
Trustreet Properties, Inc. ......................................         3,540                 51,755
                                                                                       ---------------
                                                                                       $       529,553
                                                                                       ---------------
RESTAURANTS -- 0.9%
Outback Steakhouse, Inc. ........................................         5,330        $       221,781
                                                                                       ---------------
SPECIALTY CHEMICALS -- 0.8%
Lyondell Chemical Co. ...........................................         8,720        $       207,710
                                                                                       ---------------
SPECIALTY STORES -- 4.7%
Aeropostale, Inc.(n) ............................................        10,500        $       276,150
OfficeMax, Inc. .................................................         5,270                133,647
PETsMART, Inc. ..................................................        17,600                451,616
Regis Corp. .....................................................         5,200                200,564
TJX Cos., Inc. ..................................................         7,000                162,610
                                                                                       ---------------
                                                                                       $     1,224,587
                                                                                       ---------------
TELEPHONE SERVICES -- 1.2%
CenturyTel, Inc. ................................................         5,270        $       174,753
IDT Corp., "B"(n) ...............................................        12,720                148,824
                                                                                       ---------------
                                                                                       $       323,577
                                                                                       ---------------
TRUCKING -- 1.5%
CNF, Inc. .......................................................         6,960        $       388,994
                                                                                       ---------------
UTILITIES -- ELECTRIC POWER -- 5.0%
AES Corp.(n) ....................................................        16,400        $       259,612
Allegheny Energy, Inc.(n) .......................................         3,600                113,940
Constellation Energy Group, Inc. ................................         1,800                103,680
Entergy Corp. ...................................................         1,400                 69,650
FPL Group, Inc. .................................................         4,080                169,565
Northeast Utilities .............................................        14,310                281,764
NRG Energy, Inc.(n) .............................................         6,200                292,144
                                                                                       ---------------
                                                                                       $     1,290,355
                                                                                       ---------------
Total Stocks (Identified Cost, $23,907,855) ...................................        $    25,402,528
                                                                                       ---------------
CONVERTIBLE PREFERRED STOCK -- 0.5%
INSURANCE -- 0.5%
XL Capital Ltd., 7%
(Identified Cost, $123,500) .....................................         4,940        $       126,217
                                                                                       ---------------
CONVERTIBLE BOND -- 0.6%
ELECTRONICS -- 0.6%
PMC-Sierra, Inc., 2.25%, 2025 (a)
(Identified Cost, $141,000) ..................................... $     141,000        $       154,571
                                                                                       ---------------
SHORT-TERM OBLIGATION -- 1.6%
General Electric Capital Corp., 4.2%,
due 1/03/06, at Amortized Cost (y) .............................. $     418,000        $       417,902
                                                                                       ---------------
Total Investments
(Identified Cost, $24,590,257) (k) ............................................        $    26,101,218
                                                                                       ---------------
OTHER ASSETS,
LESS LIABILITIES -- (0.3)% ....................................................                (77,469)
                                                                                       ---------------
Net Assets -- 100.0% ..........................................................        $    26,023,749
                                                                                       ===============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
NEW DISCOVERY SERIES
STOCKS -- 98.5%

Issuer                                                             Shares/Par ($)          Value ($)
APPAREL MANUFACTURERS -- 0.5%
Maidenform Brands, Inc.(l)(n) ...................................       111,140        $     1,407,032
                                                                                       ---------------
BANKS & CREDIT COMPANIES -- 6.6%
BankUnited Financial Corp., "A" .................................        77,410        $     2,056,784
Commerce Bancorp, Inc.(l) .......................................        89,080              3,065,243
Euronet Worldwide, Inc.(l)(n) ...................................       101,130              2,811,414
Intervest Bancshares Corp.(n) ...................................        22,450                555,637
Investors Financial Services Corp.(l) ...........................       100,050              3,684,841
MetroCorp Bancshares, Inc. ......................................        19,860                590,636
Nelnet, Inc., "A"(n) ............................................        22,980                934,826
Signature Bank(n) ...............................................       144,490              4,055,834
Sterling Bancshares, Inc. .......................................       165,570              2,556,401
                                                                                       ---------------
                                                                                       $    20,311,616
                                                                                       ---------------
BIOTECHNOLOGY -- 3.0%
Advanced Life Sciences Holdings(l)(n) ...........................       100,910        $       395,567
Affymetrix, Inc.(l)(n) ..........................................        36,600              1,747,650
CV Therapeutics, Inc.(l)(n) .....................................        32,340                799,768
DUSA Pharmaceuticals, Inc.(l)(n) ................................        82,600                889,602
Encysive Pharmaceuticals, Inc.(l)(n) ............................       134,850              1,063,966
Gen-Probe, Inc.(l)(n) ...........................................        64,810              3,162,080
Keryx Biopharmaceuticals, Inc.(l)(n) ............................        70,740              1,035,634
                                                                                       ---------------
                                                                                       $     9,094,267
                                                                                       ---------------
BROADCAST & CABLE TV -- 1.3%
ADVO, Inc. ......................................................        58,460        $     1,647,403
Harris Interactive, Inc.(l)(n) ..................................       539,720              2,326,193
                                                                                       ---------------
                                                                                       $     3,973,596
                                                                                       ---------------
BROKERAGE & ASSET MANAGERS -- 0.6%
IntercontinentalExchange, Inc.(n) ...............................        21,200        $       770,620
MarketAxess Holdings, Inc.(l)(n) ................................        84,470                965,492
                                                                                       ---------------
                                                                                       $     1,736,112
                                                                                       ---------------
BUSINESS SERVICES -- 6.1%
Bright Horizons Family Solutions, Inc.(l)(n) ....................        64,140        $     2,376,387
Corporate Executive Board Co.(l) ................................        33,920              3,042,624
CoStar Group, Inc.(l)(n) ........................................        60,790              2,624,304
Stamps.com, Inc.(l)(n) ..........................................        37,800                867,888
TALX Corp. ......................................................        21,000                959,910
UAP Holding Corp. ...............................................        63,670              1,300,141
Ultimate Software Group, Inc.(l)(n) .............................       201,990              3,851,949
Universal Technical Institute, Inc.(n) ..........................       118,510              3,666,699
                                                                                       ---------------
                                                                                       $    18,689,902
                                                                                       ---------------
CHEMICALS -- 0.9%
Nalco Holding Co.(n) ............................................       159,290        $     2,821,026
                                                                                       ---------------
COMPUTER SOFTWARE -- 8.4%
Blackbaud, Inc.(l) ..............................................       132,100        $     2,256,268
MicroStrategy, Inc., "A"(l)(n) ..................................        64,300              5,320,182
NAVTEQ Corp.(l)(n) ..............................................        53,840              2,361,961
Open Solutions, Inc.(l)(n) ......................................       182,070              4,173,044
Opsware, Inc.(l)(n) .............................................       767,110              5,208,677
TIBCO Software, Inc.(l)(n) ......................................       893,280              6,672,802
                                                                                       ---------------
                                                                                       $    25,992,934
                                                                                       ---------------
COMPUTER SOFTWARE -- SYSTEMS -- 0.3%
PAR Technology Corp.(l)(n) ......................................        34,500        $       957,720
                                                                                       ---------------
CONSUMER GOODS & SERVICES -- 3.9%
Central Garden & Pet Co.(n) .....................................        52,600        $     2,416,444
ITT Educational Services, Inc.(n) ...............................        58,400              3,452,024
PlanetOut, Inc.(n) ..............................................        83,950                729,526
Strayer Education, Inc.(l) ......................................        58,690              5,499,253
                                                                                       ---------------
                                                                                       $    12,097,247
                                                                                       ---------------
ELECTRICAL EQUIPMENT -- 2.2%
MSC Industrial Direct Co., Inc., "A" ............................       167,080        $     6,719,958
                                                                                       ---------------
ELECTRONICS -- 6.2%
ARM Holdings PLC ................................................     2,288,480        $     4,759,603
Entegris, Inc.(l)(n) ............................................       218,737              2,060,503
Kronos, Inc.(n) .................................................        53,780              2,251,231
PMC-Sierra, Inc.(l)(n) ..........................................       532,220              4,103,416
SanDisk Corp.(n) ................................................        64,380              4,044,352
Tessera Technologies, Inc.(n) ...................................        71,800              1,856,030
                                                                                       ---------------
                                                                                       $    19,075,135
                                                                                       ---------------
ENGINEERING -- CONSTRUCTION -- 2.0%
InfraSource Services, Inc.(l)(n) ................................       256,870        $     3,359,860
Quanta Services, Inc.(l)(n) .....................................       212,830              2,802,971
                                                                                       ---------------
                                                                                       $     6,162,831
                                                                                       ---------------
ENTERTAINMENT -- 0.3%
International Speedway Corp. ....................................        18,800        $       900,520
                                                                                       ---------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 1.7%
Diamond Foods, Inc.(l) ..........................................       117,720        $     2,327,324
Reddy Ice Holdings, Inc. ........................................        70,140              1,529,753
United Natural Foods, Inc.(l)(n) ................................        58,300              1,539,120
                                                                                       ---------------
                                                                                       $     5,396,197
                                                                                       ---------------
GAMING & LODGING -- 0.5%
Four Seasons Hotels, Inc.(l) ....................................        30,800        $     1,532,300
                                                                                       ---------------
GENERAL MERCHANDISE -- 0.4%
99 Cents Only Stores(l)(n) ......................................       107,150        $     1,120,789
                                                                                       ---------------
INTERNET -- 0.8%
Equinix, Inc.(n) ................................................        57,500        $     2,343,700
                                                                                       ---------------
LEISURE & TOYS -- 4.9%
Activision, Inc.(n) .............................................       408,661        $     5,615,002
Take-Two Interactive Software, Inc.(l)(n) .......................       126,680              2,242,236
THQ, Inc.(l)(n) .................................................       236,689              5,645,033
Ubisoft Entertainment S.A.(n) ...................................        31,500              1,496,416
                                                                                       ---------------
                                                                                       $    14,998,687
                                                                                       ---------------
MACHINERY & TOOLS -- 2.0%
Cognex Corp. ....................................................       200,960        $     6,046,886
                                                                                       ---------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 1.8%
Allion Healthcare, Inc.(l)(n) ...................................       129,290        $     1,506,228
Healthcare Services Group, Inc.(l) ..............................       121,760              2,521,650
VCA Antech, Inc.(n) .............................................        55,500              1,565,100
                                                                                       ---------------
                                                                                       $     5,592,978
                                                                                       ---------------
MEDICAL EQUIPMENT -- 20.7%
Advanced Medical Optics, Inc.(n) ................................       148,280        $     6,198,104
Align Technology, Inc.(l)(n) ....................................       215,180              1,392,215
Aspect Medical Systems, Inc.(l)(n) ..............................       242,420              8,327,127
Atricure, Inc.(n) ...............................................       147,100              1,566,615
Conceptus, Inc.(l)(n) ...........................................       338,520              4,272,122
Cyberonics, Inc.(l)(n) ..........................................       148,520              4,797,196
Cytyc Corp.(l)(n) ...............................................       199,966              5,645,040
Fisher Scientific International, Inc.(l)(n) .....................        39,600              2,449,656
IDEXX Laboratories, Inc.(l)(n) ..................................        58,103              4,182,254
Immucor, Inc.(l)(n) .............................................        82,980              1,938,413
Merit Medical Systems, Inc.(l)(n) ...............................       188,900              2,293,246
Millipore Corp.(n) ..............................................        63,970              4,224,579
MWI Veterinary Supply, Inc.(l)(n) ...............................       120,230              3,103,136
Nektar Therapeutics(l)(n) .......................................        60,200                990,892
NeuroMetrix, Inc.(l)(n) .........................................        87,820              2,395,730
NxStage Medical, Inc.(n) ........................................        47,120                563,555
ResMed, Inc.(n) .................................................        49,800              1,907,838
Thoratec Corp.(l)(n) ............................................       243,610              5,040,291
Ventana Medical Systems, Inc.(l)(n) .............................        61,970              2,624,430
                                                                                       ---------------
                                                                                       $    63,912,439
                                                                                       ---------------
NETWORK & TELECOM -- 1.8%
Foundry Networks, Inc.(n) .......................................       177,050        $     2,445,060
NeuStar, Inc., "A"(l)(n) ........................................        49,820              1,519,012
NICE Systems Ltd., ADR(n) .......................................        31,500              1,517,040
                                                                                       ---------------
                                                                                       $     5,481,112
                                                                                       ---------------
PERSONAL COMPUTERS & PERIPHERALS -- 2.3%
M-Systems Flash Disk Pioneers Ltd.(n) ...........................       105,490        $     3,493,829
Nuance Communications, Inc.(l)(n) ...............................       490,935              3,745,834
                                                                                       ---------------
                                                                                       $     7,239,663
                                                                                       ---------------
PHARMACEUTICALS -- 4.1%
Auxilium Pharmaceuticals, Inc.(n) ...............................       232,110        $     1,290,532
Inspire Pharmaceuticals, Inc.(l)(n) .............................       107,910                548,183
Medicis Pharmaceutical Corp., "A"(l) ............................       225,080              7,213,814
NUCRYST Pharmaceuticals Corp.(n) ................................        78,230                786,212
PRA International(l)(n) .........................................        45,170              1,271,536
Shire PLC, ADR(l) ...............................................        41,600              1,613,664
                                                                                       ---------------
                                                                                       $    12,723,941
                                                                                       ---------------
POLLUTION CONTROL -- 0.5%
Clean Harbors, Inc.(n) ..........................................        55,600        $     1,601,836
                                                                                       ---------------
PRINTING & PUBLISHING -- 1.1%
American Reprographics Co.(n) ...................................        42,800        $     1,087,548
Morningstar, Inc.(n) ............................................        42,800              1,482,592
Playboy Enterprises, Inc.,"B"(n) ................................        58,400                811,176
                                                                                       ---------------
                                                                                       $     3,381,316
                                                                                       ---------------
RESTAURANTS -- 4.0%
Cheesecake Factory, Inc.(n) .....................................        83,340        $     3,116,083
P.F. Chang's China Bistro, Inc.(l)(n) ...........................       102,430              5,083,601
Red Robin Gourmet Burgers, Inc.(l)(n) ...........................        83,570              4,258,727
                                                                                       ---------------
                                                                                       $    12,458,411
                                                                                       ---------------
SPECIALTY STORES -- 9.4%
A.C. Moore Arts & Crafts, Inc.(l)(n) ............................       325,610        $     4,737,625
Aeropostale, Inc.(l)(n) .........................................       164,110              4,316,093
Audible, Inc.(l)(n) .............................................        81,380              1,044,919
CarMax, Inc.(l)(n) ..............................................        59,270              1,640,594
Celebrate Express, Inc.(n) ......................................        33,430                451,305
Citi Trends, Inc.(n) ............................................        42,270              1,804,506
Dick's Sporting Goods, Inc.(l)(n) ...............................        60,480              2,010,355
Hibbett Sporting Goods, Inc.(n) .................................        59,660              1,699,117
Hot Topic, Inc.(l)(n) ...........................................       158,300              2,255,775
Monro Muffler Brake, Inc. .......................................        52,790              1,600,593
Restoration Hardware, Inc.(l)(n) ................................       148,310                892,826
Tuesday Morning Corp.(l) ........................................       116,680              2,440,946
Urban Outfitters, Inc.(n) .......................................        89,700              2,270,307
Zumiez, Inc.(n) .................................................        42,200              1,823,884
                                                                                       ---------------
                                                                                       $    28,988,845
                                                                                       ---------------
TELEPHONE SERVICES -- 0.2%
Terremark Worldwide, Inc.(l)(n) .................................       151,900        $       706,335
                                                                                       ---------------
Total Stocks (Identified Cost, $273,714,160) ..................................        $   303,465,331
                                                                                       ---------------
SHORT-TERM OBLIGATION -- 1.2%
General Electric Capital Corp., 4.2%,
due 1/03/06, at Amortized Cost (y) .............................. $   3,854,000        $     3,853,101
                                                                                       ---------------
COLLATERAL FOR SECURITIES LOANED -- 23.5%
Navigator Securities Lending Prime Portfolio, at
Cost and Net Asset Value ........................................    72,360,641        $    72,360,641
                                                                                       ---------------
Total Investments
(Identified Cost, $349,927,902) ...............................................        $   379,679,073
                                                                                       ---------------
OTHER ASSETS,
LESS LIABILITIES -- (23.2)% ...................................................            (71,541,231)
                                                                                       ---------------
Net Assets -- 100.0% ..........................................................        $   308,137,842
                                                                                       ===============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
RESEARCH INTERNATIONAL SERIES
STOCKS -- 98.8%

Issuer                                                             Shares/Par ($)          Value ($)
AIRLINES -- 0.6%
Grupo Aeroportuario del Sureste, S.A. de C.V.,
ADR .............................................................        20,560        $       664,910
Thai Airways International Public Co. Ltd. ......................       409,900                439,625
                                                                                       ---------------
                                                                                       $     1,104,535
                                                                                       ---------------
ALCOHOLIC BEVERAGES -- 1.2%
Diageo PLC ......................................................       150,200        $     2,175,094
                                                                                       ---------------
APPAREL MANUFACTURERS -- 1.1%
Burberry Group PLC ..............................................       187,710        $     1,386,569
LVMH Moet Hennessy Louis Vuitton S.A ............................         6,770                601,018
                                                                                       ---------------
                                                                                       $     1,987,587
                                                                                       ---------------
AUTOMOTIVE -- 4.3%
Bayerische Motoren Werke AG .....................................        42,700        $     1,871,389
Compagnie Generale des Etablissements Michelin ..................         3,200                179,725
Continental AG ..................................................        11,783              1,045,080
Hyundai Mobis ...................................................        18,700              1,704,053
Nissan Motor Co. Ltd.(l) ........................................       177,100              1,793,285
Toyota Motor Corp. ..............................................        28,600              1,483,134
                                                                                       ---------------
                                                                                       $     8,076,666
                                                                                       ---------------
BANKS & CREDIT COMPANIES -- 23.2%
AEON Credit Service Co. Ltd. ....................................        13,700        $     1,295,530
Aiful Corp. .....................................................        24,900              2,078,253
Akbank T.A.S ....................................................       119,410                973,511
Banco Bilbao Vizcaya Argentaria S.A.(l) .........................       158,820              2,833,052
Banco Nossa Caixa S.A ...........................................        16,630                248,241
BNP Paribas(l) ..................................................        38,680              3,127,325
China Construction Bank(n) ......................................     2,050,000                707,252
Credit Agricole S.A.(l) .........................................        65,637              2,066,054
DEPFA Bank PLC ..................................................        51,170                756,007
Erste Bank der Oesterreichischen Sparkassen AG ..................        28,930              1,604,084
HSBC Holdings PLC ...............................................       156,295              2,506,484
Kookmin Bank(n) .................................................        28,720              2,155,241
Mitsubishi Tokyo Financial Group, Inc. ..........................           167              2,264,119
ORIX Corp.(l) ...................................................        10,990              2,798,369
OTP Bank Ltd., GDR ..............................................        24,560              1,611,136
Royal Bank of Scotland Group PLC ................................       109,850              3,313,717
Shinhan Financial Group Co. Ltd.(n) .............................        49,140              1,983,146
Shinsei Bank Ltd. ...............................................       292,000              1,687,447
Takefuji Corp. ..................................................        26,480              1,797,270
Turkiye Vakiflar Bankasi T.A.O ..................................       178,720                947,080
UBS AG ..........................................................        37,018              3,520,432
Unibanco -- Uniao de Bancos
Brasileiros S.A., ADR ...........................................        11,580                736,141
UniCredito Italiano S.p.A.(l) ...................................       318,320              2,191,467
                                                                                       ---------------
                                                                                       $    43,201,358
                                                                                       ---------------
BROADCAST & CABLE TV -- 2.1%
Grupo Televisa S.A., ADR ........................................        23,740        $     1,911,070
Nippon Television Network Corp. .................................         6,050                929,428
WPP Group PLC ...................................................        91,800                992,502
                                                                                       ---------------
                                                                                       $     3,833,000
                                                                                       ---------------
CHEMICALS -- 1.6%
Hanwha Chemical Corp.(n) ........................................        64,040        $       729,893
Syngenta AG .....................................................        17,282              2,148,016
                                                                                       ---------------
                                                                                       $     2,877,909
                                                                                       ---------------
COMPUTER SOFTWARE -- SYSTEMS -- 0.6%
Capgemini S.A.(n) ...............................................        26,480        $     1,062,169
                                                                                       ---------------
CONSTRUCTION -- 2.4%
CEMEX S.A. de C.V., ADR .........................................        28,150        $     1,670,140
Consorcio ARA S.A. de C.V .......................................       129,350                566,536
Cyrela Brazil Realty S.A Empreendimentos e Participacoes ........        31,630                432,917
Cyrela Brazil Realty S.A Empreendimentos e Participacoes, GDR(a)             20                  2,737
Italcementi S.p.A ...............................................        68,880                871,816
Italcementi S.p.A. -- Ordinary(l) ...............................        33,390                622,868
Urbi Desarrollos Urbanos S.A. de C.V.(n) ........................        36,340                251,583
                                                                                       ---------------
                                                                                       $     4,418,597
                                                                                       ---------------
CONSUMER GOODS & SERVICES -- 1.7%
Natura Cosmeticos S.A ...........................................         4,600        $       202,612
Reckitt Benckiser PLC ...........................................        60,750              2,004,868
Unicharm Corp. ..................................................        20,800                934,119
                                                                                       ---------------
                                                                                       $     3,141,599
                                                                                       ---------------
ELECTRICAL EQUIPMENT -- 1.9%
Schneider Electric S.A.(l) ......................................        40,494        $     3,609,292
                                                                                       ---------------
ELECTRONICS -- 7.6%
Nippon Electric Glass Co. Ltd.(l) ...............................        34,000        $       741,855
Ricoh Co. Ltd. ..................................................        93,000              1,627,293
Royal Philips Electronics N.V ...................................        84,590              2,626,615
Samsung Electronics Co. Ltd. ....................................        10,340              6,682,736
Taiwan Semiconductor Manufacturing Co. Ltd. .....................     1,323,000              2,519,117
                                                                                       ---------------
                                                                                       $    14,197,616
                                                                                       ---------------
ENERGY -- INDEPENDENT -- 1.9%
Canadian Natural Resources Ltd. .................................         9,100        $       450,892
CNOOC Ltd. ......................................................     2,567,000              1,705,021
Norsk Hydro A.S.A ...............................................        13,410              1,376,210
                                                                                       ---------------
                                                                                       $     3,532,123
                                                                                       ---------------
ENERGY -- INTEGRATED -- 6.5%
BG Group PLC ....................................................       110,630        $     1,092,449
LUKOIL, ADR .....................................................        30,740              1,813,660
Petroleo Brasileiro S.A., ADR ...................................        12,080                860,942
Statoil A.S.A.(l) ...............................................        96,190              2,207,924
TOTAL S.A.(l) ...................................................        24,360              6,114,637
                                                                                       ---------------
                                                                                       $    12,089,612
                                                                                       ---------------
FOOD & DRUG STORES -- 1.8%
Carrefour S.A.(l) ...............................................        28,870        $     1,351,670
Tesco PLC .......................................................       336,270              1,916,063
                                                                                       ---------------
                                                                                       $     3,267,733
                                                                                       ---------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 2.7%
China Mengniu Dairy Co. Ltd. ....................................       253,000        $       218,621
Nestle S.A ......................................................        14,912              4,455,066
Nong Shim Co. Ltd.(n) ...........................................         1,430                396,541
                                                                                       ---------------
                                                                                       $     5,070,228
                                                                                       ---------------
GAMING & LODGING -- 0.7%
Hilton Group PLC ................................................       203,760        $     1,273,097
                                                                                       ---------------
INSURANCE -- 4.7%
Assicurazioni Generali S.p.A ....................................        85,170        $     2,974,069
Aviva PLC .......................................................       227,609              2,758,143
AXA(l) ..........................................................        94,060              3,033,045
                                                                                       ---------------
                                                                                       $     8,765,257
                                                                                       ---------------
INTERNET -- 0.1%
Universo Online S.A., IPS(n) ....................................        20,400        $       171,891
                                                                                       ---------------
LEISURE & TOYS -- 0.6%
Nintendo Co. Ltd. ...............................................         9,300        $     1,122,950
                                                                                       ---------------
MACHINERY & TOOLS -- 0.5%
Fanuc Ltd. ......................................................        11,500        $       975,427
                                                                                       ---------------
METALS & MINING -- 6.7%
Aber Diamond Corp. ..............................................        51,740        $     1,911,502
Arcelor S.A .....................................................        76,170              1,887,626
BHP Billiton PLC ................................................       191,910              3,132,065
Companhia Siderurgica Nacional S.A., ADR(l) .....................        47,260              1,011,364
Companhia Vale do Rio Doce, ADR .................................        63,480              2,611,567
POSCO ...........................................................         4,350                867,092
Umicore .........................................................         8,290                976,702
                                                                                       ---------------
                                                                                       $    12,397,918
                                                                                       ---------------
NATURAL GAS -- DISTRIBUTION -- 0.5%
Tokyo Gas Co. Ltd.(l) ...........................................       225,000        $       999,026
                                                                                       ---------------
NETWORK & TELECOM -- 0.5%
TomTom N.V.(n) ..................................................        15,750        $       540,290
ZTE Corp. .......................................................       141,800                476,410
                                                                                       ---------------
                                                                                       $     1,016,700
                                                                                       ---------------
OIL SERVICES -- 0.2%
Vallourec S.A ...................................................           710        $       390,534
                                                                                       ---------------
PHARMACEUTICALS -- 7.6%
Astellas Pharma, Inc. ...........................................        65,300        $     2,545,270
AstraZeneca PLC .................................................        54,790              2,664,235
GlaxoSmithKline PLC .............................................       175,020              4,419,241
Roche Holding AG ................................................        29,540              4,430,607
                                                                                       ---------------
                                                                                       $    14,059,353
                                                                                       ---------------
REAL ESTATE -- 1.1%
K.K. Davinci Advisors(n) ........................................           138        $     1,039,546
Leopalace21 Corp. ...............................................        26,300                953,811
                                                                                       ---------------
                                                                                       $     1,993,357
                                                                                       ---------------
SPECIALTY CHEMICALS -- 2.0%
Asahi Glass Co. Ltd.(l) .........................................       152,000        $     1,961,581
Kaneka Corp. ....................................................       151,000              1,823,285
                                                                                       ---------------
                                                                                       $     3,784,866
                                                                                       ---------------
SPECIALTY STORES -- 1.4%
Grupo Elektra S.A. de C.V .......................................        66,330        $       587,281
NEXT PLC ........................................................        78,950              2,083,045
                                                                                       ---------------
                                                                                       $     2,670,326
                                                                                       ---------------
TELECOMMUNICATIONS -- WIRELESS -- 1.9%
America Movil S.A. de C.V., "L", ADR ............................        12,320        $       360,483
PT Indosat Tbk ..................................................       951,000                536,933
Vodafone Group PLC ..............................................     1,203,740              2,596,657
                                                                                       ---------------
                                                                                       $     3,494,073
                                                                                       ---------------
TELEPHONE SERVICES -- 4.0%
FastWeb S.p.A.(l) ...............................................        37,663        $     1,719,690
Singapore Telecommunications Ltd. ...............................     1,074,000              1,685,542
Telefonica S.A ..................................................       163,189              2,453,491
Telenor A.S.A ...................................................       153,930              1,510,190
                                                                                       ---------------
                                                                                       $     7,368,913
                                                                                       ---------------
TOBACCO -- 0.5%
Swedish Match AB(l) .............................................        81,770        $       961,498
                                                                                       ---------------
TRUCKING -- 0.6%
TNT N.V .........................................................        36,250        $     1,132,035
                                                                                       ---------------
UTILITIES -- ELECTRIC POWER -- 4.0%
E.ON AG .........................................................        29,790        $     3,079,500
Endesa S.A.(l) ..................................................        50,030              1,314,990
Suez S.A.(l) ....................................................        95,831              2,981,328
                                                                                       ---------------
                                                                                       $     7,375,818
                                                                                       ---------------
Total Stocks (Identified Cost, $155,046,008) ..................................        $ 183,598,157
                                                                                       ---------------
SHORT-TERM OBLIGATION -- 0.7%
General Electric Capital Corp., 4.2%,
due 1/03/06, at Amortized Cost (y) .............................. $   1,406,000        $     1,405,672
                                                                                       ---------------
COLLATERAL FOR SECURITIES LOANED -- 17.5%
Navigator Securities Lending Prime Portfolio, at
Cost and Net Asset Value ........................................    32,452,387        $    32,452,387
                                                                                       ---------------
Total Investments
(Identified Cost, $188,904,067) (k) ...........................................        $   217,456,216
                                                                                       ---------------
OTHER ASSETS,
LESS LIABILITIES -- (17.0)% ...................................................            (31,628,815)
                                                                                       ---------------
Net Assets -- 100.0% ..........................................................        $   185,827,401
                                                                                       ===============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
STRATEGIC GROWTH SERIES
STOCKS -- 98.4%

Issuer                                                               Shares/Par ($)        Value ($)
AEROSPACE -- 1.1%
ITT Industries, Inc. ............................................         8,200        $       843,124
                                                                                       ---------------
AUTOMOTIVE -- 1.8%
Harman International Industries, Inc. ...........................        14,530        $     1,421,761
                                                                                       ---------------
BANKS & CREDIT COMPANIES -- 1.3%
SLM Corp. .......................................................        18,510        $     1,019,716
                                                                                       ---------------
BIOTECHNOLOGY -- 9.9%
Amgen, Inc.(n) ..................................................        17,490        $     1,379,262
Celgene Corp.(n) ................................................        16,600              1,075,680
Genentech, Inc.(n) ..............................................        10,400                962,000
Genzyme Corp.(n) ................................................        24,490              1,733,402
Gilead Sciences, Inc.(n) ........................................        47,880              2,519,924
                                                                                       ---------------
                                                                                       $     7,670,268
                                                                                       ---------------
BROADCAST & CABLE TV -- 2.3%
Grupo Televisa S.A., ADR(l) .....................................        22,080        $     1,777,440
                                                                                       ---------------
BROKERAGE & ASSET MANAGERS -- 6.4%
Chicago Mercantile Exchange Holdings, Inc. ......................         3,380        $     1,242,116
Franklin Resources, Inc. ........................................        12,800              1,203,328
Goldman Sachs Group, Inc. .......................................         6,200                791,802
Legg Mason, Inc. ................................................        14,700              1,759,443
                                                                                       ---------------
                                                                                       $     4,996,689
                                                                                       ---------------
BUSINESS SERVICES -- 1.9%
Getty Images, Inc.(l)(n) ........................................        16,590        $     1,480,989
                                                                                       ---------------
COMPUTER SOFTWARE -- 4.9%
Adobe Systems, Inc. .............................................        81,520        $     3,012,979
Oracle Corp.(n) .................................................        62,150                758,852
                                                                                       ---------------
                                                                                       $     3,771,831
                                                                                       ---------------
COMPUTER SOFTWARE -- SYSTEMS -- 2.6%
Amdocs Ltd.(n) ..................................................        36,020        $       990,550
Apple Computer, Inc.(n) .........................................        14,100              1,013,649
                                                                                       ---------------
                                                                                       $     2,004,199
                                                                                       ---------------
ELECTRONICS -- 6.5%
Samsung Electronics Co. Ltd., GDR ...............................         9,140        $     3,011,630
SanDisk Corp.(n) ................................................        19,800              1,243,836
Xilinx, Inc. ....................................................        30,610                771,678
                                                                                       ---------------
                                                                                       $     5,027,144
                                                                                       ---------------
ENTERTAINMENT -- 1.0%
Pixar Animation Studios(l)(n) ...................................        15,100        $       796,072
                                                                                       ---------------
FOOD & DRUG STORES -- 1.0%
Walgreen Co. ....................................................        17,700        $       783,402
                                                                                       ---------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 1.6%
PepsiCo, Inc. ...................................................        20,490        $     1,210,549
                                                                                       ---------------
GAMING & LODGING -- 1.0%
Las Vegas Sands Corp.(l)(n) .....................................        19,500        $       769,665
                                                                                       ---------------
HEALTH MAINTENANCE ORGANIZATIONS -- 2.7%
UnitedHealth Group, Inc. ........................................        14,200        $       882,388
WellPoint, Inc.(n) ..............................................        15,600              1,244,724
                                                                                       ---------------
                                                                                       $     2,127,112
                                                                                       ---------------
INSURANCE -- 1.3%
Ace Ltd. ........................................................        18,230        $       974,211
                                                                                       ---------------
INTERNET -- 4.2%
Google, Inc., "A"(n) ............................................         5,000        $     2,074,300
Yahoo!, Inc.(n) .................................................        30,210              1,183,628
                                                                                       ---------------
                                                                                       $     3,257,928
                                                                                       ---------------
LEISURE & TOYS -- 3.7%
Activision, Inc.(n) .............................................        34,500        $       474,030
Electronic Arts, Inc.(n) ........................................        46,570              2,436,077
                                                                                       ---------------
                                                                                       $     2,910,107
                                                                                       ---------------
MEDICAL EQUIPMENT -- 8.9%
Advanced Medical Optics, Inc.(n) ................................        23,240        $       971,432
Alcon, Inc. .....................................................        11,560              1,498,176
Cytyc Corp.(l)(n) ...............................................        58,400              1,648,632
Millipore Corp.(n) ..............................................        16,500              1,089,660
St. Jude Medical, Inc.(n) .......................................        33,850              1,699,270
                                                                                       ---------------
                                                                                       $     6,907,170
                                                                                       ---------------
NETWORK & TELECOM -- 11.1%
Corning, Inc.(n) ................................................        48,670        $       956,852
F5 Networks, Inc.(n) ............................................        17,300                989,387
Juniper Networks, Inc.(n) .......................................        89,900              2,004,770
Nokia Corp., ADR ................................................       129,600              2,371,680
QUALCOMM, Inc. ..................................................        53,350              2,298,318
                                                                                       ---------------
                                                                                       $     8,621,007
                                                                                       ---------------
OIL SERVICES -- 6.7%
National Oilwell Varco, Inc.(n) .................................        42,100        $     2,639,670
Noble Corp. .....................................................        36,500              2,574,710
                                                                                       ---------------
                                                                                       $     5,214,380
                                                                                       ---------------
PERSONAL COMPUTERS & PERIPHERALS -- 1.6%
EMC Corp.(n) ....................................................        88,710        $     1,208,230
                                                                                       ---------------
PHARMACEUTICALS -- 7.1%
Allergan, Inc. ..................................................        24,300        $     2,623,428
Roche Holding AG ................................................        13,460              2,018,821
Teva Pharmaceutical Industries Ltd., ADR(l) .....................        19,780                850,738
                                                                                       ---------------
                                                                                       $     5,492,987
                                                                                       ---------------
RESTAURANTS -- 2.0%
Starbucks Corp.(n) ..............................................        51,900        $     1,557,519
                                                                                       ---------------
SPECIALTY STORES -- 2.7%
Best Buy Co., Inc. ..............................................        24,900        $     1,082,652
Urban Outfitters, Inc.(n) .......................................        39,000                987,090
                                                                                       ---------------
                                                                                       $     2,069,742
                                                                                       ---------------
TELECOMMUNICATIONS -- WIRELESS -- 1.3%
America Movil S.A. de C.V., "L", ADR(l) .........................        34,400        $     1,006,544
                                                                                       ---------------
TELEPHONE SERVICES -- 1.8%
American Tower Corp., "A"(n) ....................................        50,500        $     1,368,550
                                                                                       ---------------
Total Stocks (Identified Cost, $71,927,257) ...................................        $    76,288,336
                                                                                       ---------------
SHORT-TERM OBLIGATION -- 1.1%
General Electric Capital Corp., 4.2%,
due 1/03/06, at Amortized Cost (y) .............................. $     860,000        $       859,799
                                                                                       ---------------
COLLATERAL FOR SECURITIES LOANED -- 8.7%
Navigator Securities Lending Prime Portfolio, at
Cost and Net Asset Value ........................................     6,783,375        $     6,783,375
                                                                                       ---------------
Total Investments
(Identified Cost, $79,570,431) ................................................        $    83,931,510
                                                                                       ---------------
OTHER ASSETS,
LESS LIABILITIES -- (8.2)% ....................................................             (6,363,847)
                                                                                       ---------------
Net Assets -- 100.0% ..........................................................        $    77,567,663
                                                                                       ===============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
STRATEGIC VALUE SERIES
STOCKS -- 99.4%

Issuer                                                               Shares/Par ($)          Value ($)
ALCOHOLIC BEVERAGES -- 0.5%
Molson Coors Brewing Co. ........................................           860        $        57,611
                                                                                       ---------------
BANKS & CREDIT COMPANIES -- 12.9%
Bank of America Corp. ...........................................         9,396        $       433,625
J.P. Morgan Chase & Co. .........................................        12,130                481,440
PNC Financial Services Group, Inc. ..............................         7,390                456,924
                                                                                       ---------------
                                                                                       $     1,371,989
                                                                                       ---------------
BROADCAST & CABLE TV -- 6.3%
Viacom, Inc., "B" ...............................................        11,110        $       362,186
Walt Disney Co. .................................................        12,800                306,816
                                                                                       ---------------
                                                                                       $       669,002
                                                                                       ---------------
BROKERAGE & ASSET MANAGERS -- 5.4%
Mellon Financial Corp. ..........................................        10,535        $       360,824
Merrill Lynch & Co., Inc. .......................................         3,195                216,397
                                                                                       ---------------
                                                                                       $       577,221
                                                                                       ---------------
COMPUTER SOFTWARE -- 8.7%
Compuware Corp.(n) ..............................................        26,160        $       234,655
Oracle Corp.(n) .................................................        17,670                215,751
Symantec Corp.(n) ...............................................        26,970                471,975
                                                                                       ---------------
                                                                                       $       922,381
                                                                                       ---------------
COMPUTER SOFTWARE -- SYSTEMS -- 2.3%
Sun Microsystems, Inc.(n) .......................................        58,390        $       244,654
                                                                                       ---------------
CONSTRUCTION -- 3.0%
Masco Corp. .....................................................        10,420        $       314,580
                                                                                       ---------------
CONSUMER GOODS & SERVICES -- 1.0%
Estee Lauder Cos., Inc., "A" ....................................         3,260        $       109,145
                                                                                       ---------------
CONTAINERS -- 4.0%
Owens-Illinois, Inc.(n) .........................................        20,220        $       425,429
                                                                                       ---------------
ELECTRICAL EQUIPMENT -- 3.4%
Tyco International Ltd. .........................................        12,620        $       364,213
                                                                                       ---------------
ENERGY -- INDEPENDENT -- 2.4%
Devon Energy Corp. ..............................................         4,130        $       258,290
                                                                                       ---------------
FOREST & PAPER PRODUCTS -- 1.8%
Bowater, Inc. ...................................................         6,102        $       187,453
                                                                                       ---------------
GAMING & LODGING -- 0.6%
International Game Technology ...................................         1,910        $        58,790
                                                                                       ---------------
GENERAL MERCHANDISE -- 3.5%
Family Dollar Stores, Inc. ......................................         8,240        $       204,270
Wal-Mart Stores, Inc. ...........................................         3,640                170,352
                                                                                       ---------------
                                                                                       $       374,622
                                                                                       ---------------
INSURANCE -- 4.6%
Allstate Corp. ..................................................         4,640        $       250,885
Conseco, Inc.(n) ................................................        10,530                243,980
                                                                                       ---------------
                                                                                       $       494,865
                                                                                       ---------------
LEISURE & TOYS -- 1.2%
Mattel, Inc. ....................................................         8,310        $       131,464
                                                                                       ---------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 2.0%
Tenet Healthcare Corp.(n) .......................................        28,440        $       217,850
                                                                                       ---------------
NETWORK & TELECOM -- 6.2%
Nokia Corp., ADR ................................................        11,830        $       216,489
Nortel Networks Corp.(n) ........................................       144,420                441,925
                                                                                       ---------------
                                                                                       $       658,414
                                                                                       ---------------
OIL SERVICES -- 6.8%
BJ Services Co. .................................................         3,440        $       126,145
Cooper Cameron Corp.(n) .........................................         3,060                126,684
GlobalSantaFe Corp. .............................................         5,235                252,065
Noble Corp. .....................................................         3,100                218,674
                                                                                       ---------------
                                                                                       $       723,568
                                                                                       ---------------
PHARMACEUTICALS -- 8.0%
Merck & Co., Inc. ...............................................        13,505        $       429,594
Wyeth ...........................................................         9,160                422,001
                                                                                       ---------------
                                                                                       $       851,595
                                                                                       ---------------
PRINTING & PUBLISHING -- 1.3%
Knight-Ridder, Inc. .............................................         2,260        $       143,058
                                                                                       ---------------
SPECIALTY STORES -- 5.1%
Circuit City Stores, Inc. .......................................         5,260        $       118,823
Gap, Inc. .......................................................        14,920                263,189
OfficeMax, Inc. .................................................         6,380                161,797
                                                                                       ---------------
                                                                                       $       543,809
                                                                                       ---------------
TELEPHONE SERVICES -- 8.4%
Sprint Nextel Corp. .............................................        18,110        $       423,050
Verizon Communications, Inc. ....................................        15,745                474,240
                                                                                       ---------------
                                                                                       $       897,290
                                                                                       ---------------
Total Stocks (Identified Cost, $9,925,610) ....................................        $    10,597,293
                                                                                       ---------------
SHORT-TERM OBLIGATION -- 0.9%
General Electric Capital Corp., 4.2%,
due 1/03/06, at Amortized Cost (y) .............................. $      90,000        $        89,979
                                                                                       ---------------
Total Investments
(Identified Cost, $10,015,589) ................................................        $    10,687,272
                                                                                       ---------------
OTHER ASSETS,
LESS LIABILITIES -- (0.3)% ....................................................                (26,951)
                                                                                       ---------------
Net Assets -- 100.0% .........................................................         $    10,660,321
                                                                                       ===============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
TECHNOLOGY SERIES
STOCKS -- 98.5%

Issuer                                                              Shares/Par ($)          Value ($)
BUSINESS SERVICES -- 5.0%
Cognizant Technology Solutions Corp., "A"(n) ....................         9,300        $       468,255
Corporate Executive Board Co. ...................................         2,600                233,220
Ultimate Software Group, Inc.(n) ................................        21,500                410,005
                                                                                       ---------------
                                                                                       $     1,111,480
                                                                                       ---------------
COMPUTER SOFTWARE -- 19.8%
Adobe Systems, Inc. .............................................        16,070        $       593,947
Compuware Corp.(n) ..............................................        40,120                359,876
MicroStrategy, Inc., "A"(l)(n) ..................................        10,970                907,658
Opsware, Inc.(l)(n) .............................................        75,900                515,361
Oracle Corp.(n) .................................................        72,570                886,080
Symantec Corp.(n) ...............................................        37,451                655,393
TIBCO Software, Inc.(n) .........................................        67,550                504,599
                                                                                       ---------------
                                                                                       $     4,422,914
                                                                                       ---------------
COMPUTER SOFTWARE -- SYSTEMS -- 11.2%
Amdocs Ltd.(n) ..................................................        22,580        $       620,950
Apple Computer, Inc.(n) .........................................         4,780                343,633
Dell, Inc.(n) ...................................................         8,540                256,115
LG.Philips LCD Co. Ltd.(n) ......................................        13,450                576,432
Sun Microsystems, Inc.(n) .......................................       171,400                718,166
                                                                                       ---------------
                                                                                       $     2,515,296
                                                                                       ---------------
ELECTRONICS -- 23.3%
ARM Holdings PLC ................................................       183,600        $       381,853
Chartered Semiconductor
Manufacturing Ltd., ADR(n) ......................................        36,290                276,893
Cypress Semiconductor Corp.(n) ..................................        19,700                280,725
Delta Electronics ...............................................       155,000                317,801
Intel Corp. .....................................................        39,200                978,432
Marvell Technology Group Ltd.(n) ................................         4,300                241,187
Nippon Electric Glass Co. Ltd. ..................................        16,000                349,108
PMC-Sierra, Inc.(l)(n) ..........................................        41,000                316,110
Samsung Electronics Co. Ltd., GDR ...............................         2,760                909,420
SanDisk Corp.(n) ................................................        10,300                647,046
Spansion, Inc., "A"(n) ..........................................        14,200                197,664
Tessera Technologies, Inc.(n) ...................................        12,500                323,125
                                                                                       ---------------
                                                                                       $     5,219,364
                                                                                       ---------------
INTERNET -- 6.7%
Equinix, Inc.(n) ................................................        16,500        $       672,540
Google, Inc., "A"(n) ............................................         1,970                817,274
Versata, Inc.(n) ................................................             2                      1
                                                                                       ---------------
                                                                                       $     1,489,815
                                                                                       ---------------
MACHINERY & TOOLS -- 2.2%
Cognex Corp. ....................................................        16,120        $       485,051
                                                                                       ---------------
NETWORK & TELECOM -- 23.7%
Cisco Systems, Inc.(n) ..........................................        42,830        $       733,249
Corning, Inc.(n) ................................................        27,200                534,752
Extreme Networks, Inc.(n) .......................................       118,900                564,775
F5 Networks, Inc.(n) ............................................         7,500                428,925
Juniper Networks, Inc.(n) .......................................        46,820              1,044,086
Nokia Corp., ADR ................................................        56,290              1,030,107
QUALCOMM, Inc. ..................................................        12,860                554,009
Research In Motion Ltd.(n) ......................................         6,200                409,262
                                                                                       ---------------
                                                                                       $     5,299,165
                                                                                       ---------------
PERSONAL COMPUTERS & PERIPHERALS -- 4.4%
EMC Corp.(n) ....................................................        48,920        $       666,290
M-Systems Flash Disk Pioneers Ltd.(n) ...........................         9,300                308,016
                                                                                       ---------------
                                                                                       $       974,306
                                                                                       ---------------
SPECIALTY STORES -- 2.2%
Circuit City Stores, Inc. .......................................        22,050        $       498,110
                                                                                       ---------------
Total Stocks (Identified Cost, $19,950,025) ...................................        $    22,015,501
                                                                                       ---------------
SHORT-TERM OBLIGATION -- 0.5%
General Electric Capital Corp., 4.2%,
due 1/03/06, at Amortized Cost (y) .............................. $     105,000        $       104,976
                                                                                       ---------------
COLLATERAL FOR SECURITIES LOANED -- 6.1%
Navigator Securities Lending Prime Portfolio, at
Cost and Net Asset Value ........................................     1,364,866        $     1,364,866
                                                                                       ---------------
Total Investments
(Identified Cost, $21,419,867) (k) ............................................        $    23,485,343
                                                                                       ---------------
OTHER ASSETS,
LESS LIABILITIES -- (5.1)% ....................................................             (1,132,644)
                                                                                       ---------------
Net Assets -- 100.0% ..........................................................        $    22,352,699
                                                                                       ===============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2005
VALUE SERIES
STOCKS -- 99.4%

Issuer                                                            Shares/Par ($)          Value ($)
AEROSPACE -- 6.4%
Lockheed Martin Corp. ...........................................       196,550        $    12,506,477
Northrop Grumman Corp. ..........................................       166,200              9,990,282
United Technologies Corp. .......................................       106,580              5,958,888
                                                                                       ---------------
                                                                                       $    28,455,647
                                                                                       ---------------
ALCOHOLIC BEVERAGES -- 0.7%
Diageo PLC ......................................................       216,969        $     3,141,997
                                                                                       ---------------
AUTOMOTIVE -- 0%
Johnson Controls, Inc. ..........................................         3,000        $       218,730
                                                                                       ---------------
BANKS & CREDIT COMPANIES -- 16.4%
American Express Co. ............................................        87,140        $     4,484,224
Bank of America Corp. ...........................................       404,176             18,652,722
Citigroup, Inc. .................................................       314,340             15,254,920
Fannie Mae ......................................................       138,670              6,768,483
Freddie Mac .....................................................        36,780              2,403,573
MBNA Corp. ......................................................        87,600              2,378,340
PNC Financial Services Group, Inc. ..............................        96,980              5,996,273
SunTrust Banks, Inc. ............................................       129,590              9,428,968
UBS AG ..........................................................        43,772              4,162,741
Wells Fargo & Co. ...............................................        57,300              3,600,159
                                                                                       ---------------
                                                                                       $    73,130,403
                                                                                       ---------------
BROADCAST & CABLE TV -- 1.7%
Viacom, Inc., "B" ...............................................       171,008        $     5,574,861
Walt Disney Co. .................................................        77,320              1,853,360
                                                                                       ---------------
                                                                                       $     7,428,221
                                                                                       ---------------
BROKERAGE & ASSET MANAGERS -- 6.0%
Ameriprise Financial, Inc. ......................................        10,516        $       431,156
Franklin Resources, Inc. ........................................        23,890              2,245,899
Goldman Sachs Group, Inc. .......................................       105,170             13,431,261
Lehman Brothers Holdings, Inc. ..................................        25,430              3,259,363
Mellon Financial Corp. ..........................................       144,300              4,942,275
Merrill Lynch & Co., Inc. .......................................        37,910              2,567,644
                                                                                       ---------------
                                                                                       $    26,877,598
                                                                                       ---------------
BUSINESS SERVICES -- 1.6%
Accenture Ltd., "A" .............................................       254,480        $     7,346,837
                                                                                       ---------------
CHEMICALS -- 4.6%
Dow Chemical Co. ................................................        89,290        $     3,912,688
E.I. du Pont de Nemours & Co. ...................................       119,960              5,098,300
Nalco Holding Co.(n) ............................................        58,090              1,028,774
PPG Industries, Inc. ............................................       103,120              5,970,648
Syngenta AG .....................................................        35,320              4,389,996
                                                                                       ---------------
                                                                                       $    20,400,406
                                                                                       ---------------
COMPUTER SOFTWARE -- 0.9%
Oracle Corp.(n) .................................................       212,700        $     2,597,067
Symantec Corp.(n) ...............................................        92,150              1,612,625
                                                                                       ---------------
                                                                                       $     4,209,692
                                                                                       ---------------
CONSTRUCTION -- 2.4%
Masco Corp. .....................................................       306,790        $     9,261,990
Sherwin-Williams Co. ............................................        31,600              1,435,272
                                                                                       ---------------
                                                                                       $    10,697,262
                                                                                       ---------------
CONSUMER GOODS & SERVICES -- 0.7%
Kimberly-Clark Corp. ............................................        53,330        $     3,181,135
                                                                                       ---------------
CONTAINERS -- 0.3%
Smurfit-Stone Container Corp.(l)(n) .............................        91,200        $     1,292,304
                                                                                       ---------------
ELECTRICAL EQUIPMENT -- 1.7%
Cooper Industries Ltd., "A" .....................................        49,380        $     3,604,740
Emerson Electric Co. ............................................         5,950                444,465
Tyco International Ltd. .........................................        39,640              1,144,010
W.W. Grainger, Inc. .............................................        35,360              2,514,096
                                                                                       ---------------
                                                                                       $     7,707,311
                                                                                       ---------------
ELECTRONICS -- 0.4%
Analog Devices, Inc. ............................................        53,840        $     1,931,241
                                                                                       ---------------
ENERGY -- INDEPENDENT -- 1.6%
Devon Energy Corp. ..............................................        55,660        $     3,480,976
EOG Resources, Inc. .............................................        51,630              3,788,093
                                                                                       ---------------
                                                                                       $     7,269,069
                                                                                       ---------------
ENERGY -- INTEGRATED -- 9.2%
Amerada Hess Corp. ..............................................        29,020        $     3,680,316
BP PLC, ADR .....................................................        88,510              5,684,112
Chevron Corp. ...................................................        66,945              3,800,468
ConocoPhillips ..................................................       171,610              9,984,270
Exxon Mobil Corp. ...............................................       139,462              7,833,581
TOTAL S.A., ADR(l) ..............................................        80,570             10,184,048
                                                                                       ---------------
                                                                                       $    41,166,795
                                                                                       ---------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 4.7%
Archer Daniels Midland Co. ......................................       119,505        $     2,946,993
Coca-Cola Co. ...................................................        25,640              1,033,548
H.J. Heinz Co. ..................................................        90,410              3,048,625
Kellogg Co. .....................................................       143,680              6,209,850
Nestle S.A ......................................................         8,899              2,658,639
PepsiCo, Inc. ...................................................        37,408              2,210,065
Sara Lee Corp. ..................................................       150,050              2,835,945
                                                                                       ---------------
                                                                                       $    20,943,665
                                                                                       ---------------
FOREST & PAPER PRODUCTS -- 1.2%
Bowater, Inc.(l) ................................................        34,270        $     1,052,774
International Paper Co. .........................................       134,230              4,511,470
                                                                                       ---------------
                                                                                       $     5,564,244
                                                                                       ---------------
HEALTH MAINTENANCE ORGANIZATIONS -- 0.4%
CIGNA Corp. .....................................................        16,370        $     1,828,529
                                                                                       ---------------
INSURANCE -- 6.7%
AFLAC, Inc. .....................................................         9,470        $       439,597
Allstate Corp. ..................................................       168,510              9,111,336
Chubb Corp.(l) ..................................................        26,530              2,590,655
Hartford Financial Services Group, Inc. .........................        53,210              4,570,207
Lincoln National Corp. ..........................................        26,900              1,426,507
MetLife, Inc. ...................................................       237,120             11,618,880
                                                                                       ---------------
                                                                                       $    29,757,182
                                                                                       ---------------
LEISURE & TOYS -- 0.4%
Hasbro, Inc. ....................................................        83,370        $     1,682,407
                                                                                       ---------------
MACHINERY & TOOLS -- 3.0%
Deere & Co. .....................................................       127,200        $     8,663,592
Finning International, Inc. .....................................        16,000                510,911
Illinois Tool Works, Inc. .......................................        46,350              4,078,337
                                                                                       ---------------
                                                                                       $    13,252,840
                                                                                       ---------------
MEDICAL EQUIPMENT -- 0.2%
Baxter International, Inc. ......................................        22,440        $       844,866
                                                                                       ---------------
NETWORK & TELECOM -- 0.5%
Cisco Systems, Inc.(n) ..........................................       123,620        $     2,116,374
                                                                                       ---------------
OIL SERVICES -- 0.7%
Noble Corp. .....................................................        41,580        $     2,933,053
                                                                                       ---------------
PHARMACEUTICALS -- 6.6%
Abbott Laboratories .............................................       106,450        $     4,197,324
Eli Lilly & Co. .................................................        18,370              1,039,558
Johnson & Johnson ...............................................       205,010             12,321,101
Merck & Co., Inc. ...............................................       206,230              6,560,176
Wyeth ...........................................................       120,540              5,553,278
                                                                                       ---------------
                                                                                       $    29,671,437
                                                                                       ---------------
PRINTING & PUBLISHING -- 1.2%
Reed Elsevier PLC ...............................................       343,910        $     3,227,570
Tribune Co. .....................................................        68,057              2,059,405
                                                                                       ---------------
                                                                                       $     5,286,975
                                                                                       ---------------
RAILROAD & SHIPPING -- 1.6%
Burlington Northern Santa Fe Corp. ..............................        80,860        $     5,726,505
Norfolk Southern Corp. ..........................................        30,120              1,350,280
                                                                                       ---------------
                                                                                       $     7,076,785
                                                                                       ---------------
SPECIALTY CHEMICALS -- 1.4%
Air Products & Chemicals, Inc. ..................................        74,407        $     4,404,150
L'Air Liquide S.A., Bearer Shares ...............................         2,390                459,409
Praxair, Inc. ...................................................        28,710              1,520,482
                                                                                       ---------------
                                                                                       $     6,384,041
                                                                                       ---------------
SPECIALTY STORES -- 2.0%
Gap, Inc. .......................................................       256,690        $     4,528,012
Lowe's Cos., Inc. ...............................................        36,330              2,421,758
TJX Cos., Inc. ..................................................        78,590              1,825,646
                                                                                       ---------------
                                                                                       $     8,775,416
                                                                                       ---------------
TELECOMMUNICATIONS -- WIRELESS -- 1.3%
Vodafone Group PLC ..............................................     2,607,050        $     5,623,819
                                                                                       ---------------
TELEPHONE SERVICES -- 3.6%
Sprint Nextel Corp. .............................................       429,790        $    10,039,894
Verizon Communications, Inc. ....................................       206,970              6,233,936
                                                                                       ---------------
                                                                                       $    16,273,830
                                                                                       ---------------
TOBACCO -- 3.5%
Altria Group, Inc. ..............................................       206,900        $    15,459,568
                                                                                       ---------------
TRUCKING -- 0.2%
CNF, Inc. .......................................................        19,390        $     1,083,707
                                                                                       ---------------
UTILITIES -- ELECTRIC POWER -- 5.6%
Allegheny Energy, Inc.(n) .......................................        20,700        $       655,155
Dominion Resources, Inc. ........................................       153,030             11,813,916
Entergy Corp. ...................................................        24,560              1,686,044
Exelon Corp. ....................................................        28,930              1,537,340
FPL Group, Inc. .................................................        70,620              2,934,967
PPL Corp. .......................................................        75,980              2,233,812
Public Service Enterprise Group, Inc. ...........................        31,450              2,043,307
TXU Corp. .......................................................        46,500              2,333,835
                                                                                       ---------------
                                                                                       $    25,238,376
                                                                                       ---------------
Total Stocks (Identified Cost, $371,289,185) ..................................        $   444,251,762
                                                                                       ---------------
SHORT-TERM OBLIGATION -- 0.5%
General Electric Capital Corp., 4.2%,
due 1/03/06, at Amortized Cost (y) .............................. $   2,323,000        $     2,322,458
                                                                                       ---------------
COLLATERAL FOR SECURITIES LOANED -- 3.0%
Navigator Securities Lending Prime Portfolio, at
Cost and Net Asset Value ........................................    13,279,135        $    13,279,135
                                                                                       ---------------
Total Investments
(Identified Cost, $386,890,778) ...............................................        $   459,853,355
                                                                                       ---------------
OTHER ASSETS,
LESS LIABILITIES -- (2.9)% ....................................................            (13,092,363)
                                                                                       ---------------
Net Assets -- 100.0% ..........................................................        $   446,760,992
                                                                                       ===============
PORTFOLIO FOOTNOTES:
(n) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.
(a) SEC Rule 144A restriction.
(k) As of December 31, 2005, the International Growth Series had five securites representing $8,189,787 and 5.8% of net assets that were fair valued in accordance with the policies adopted by the Board of
    Trustees.
(k) As of December 31, 2005, the Massachusetts Investors Growth Stock Series had one security representing $1,576,971 and 0.3% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
(k) As of December 31, 2005, the Mid Cap Value Series had one security representing $268,400 and 1.0% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
(k) As of December 31, 2005, the Research International Series had nine securities representing
    $16,125,523 and 8.7% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
(k) As of December 31, 2005, the Technology Series had one security representing $576,432 and 2.6% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR  American Depository Receipt
GDR  Global Depository Receipt
IPS  International Preference Stock

                                    See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES  -- December 31, 2005

                                                              Capital           Core         International
                                                           Opportunities       Equity           Growth
                                                               Series          Series           Series
                                                           -------------    -------------    -------------
Assets:
  Investments --
    Unaffiliated issuers, at identified cost ...........   $ 207,920,099    $  83,911,863    $ 131,418,941
    Unrealized appreciation (depreciation) .............      11,224,697       11,079,545       27,633,162
                                                           -------------    -------------    -------------
      Total investments, at value (including securities
        loaned of $8,173,935, $4,926,451, $16,337,640,
        $19,209,012, $--, and $70,540,496, respectively)   $ 219,144,796    $  94,991,408    $ 159,052,103

  Cash .................................................           1,765             --                345
  Foreign currency, at value (identified cost, $--, $--,
    $1,435,367, $--, $-- and, $--, respectively) .......            --               --          1,382,629
  Receivable for investments sold ......................       2,290,008        1,271,472          156,563
  Receivable for series shares sold ....................           1,955             --              2,443
  Interest and dividends receivable ....................         221,487          124,049          158,505
  Receivable from investment adviser ...................            --               --               --
  Other assets .........................................             574               42              154
                                                           -------------    -------------    -------------
      Total assets .....................................   $ 221,660,585    $  96,386,971    $ 160,752,742
                                                           =============    =============    =============
Liabilities:
  Payable to custodian .................................             $--    $      37,927              $--
  Payable for investments purchased ....................       1,119,825          470,647        2,914,779
  Payable for series shares reacquired .................         172,925           71,153          146,117
  Collateral for securities loaned, at value ...........       8,483,649        5,053,618       17,133,606
  Payable to affiliates --
    Management fee .....................................           8,738            3,751            6,990
    Distribution fee ...................................             209              138              266
    Administrative services fee ........................             186               80              124
  Accrued expenses and other liabilities ...............          65,321           49,540          114,824
                                                           -------------    -------------    -------------
      Total liabilities ................................   $   9,850,853    $   5,686,854    $  20,316,706
                                                           -------------    -------------    -------------
Net assets .............................................   $ 211,809,732    $  90,700,117    $ 140,436,036
                                                           =============    =============    =============
Net assets consist of:
  Paid-in capital ......................................   $ 497,297,249    $  81,868,927    $ 100,490,471
  Unrealized appreciation (depreciation) on investments
    and translation of assets and liabilities in foreign
    currencies (net of deferred country tax of $--, $--,
    $32,341, $--, $--, and $--, respectively) ..........      11,224,697       11,079,546       27,544,778
  Accumulated net realized gain (loss) on investments
    and foreign currency transactions ..................    (297,690,347)      (2,771,098)      11,458,215
  Undistributed net investment income ..................         978,133          522,742          942,572
                                                           -------------    -------------    -------------
      Total ............................................   $ 211,809,732    $  90,700,117    $ 140,436,036
                                                           =============    =============    =============
Net Assets:
  Initial Class ........................................   $ 196,612,016    $  80,710,096    $ 121,147,174
  Service Class ........................................      15,197,716        9,990,021       19,288,862
                                                           -------------    -------------    -------------
      Total ............................................   $ 211,809,732    $  90,700,117    $ 140,436,036
                                                           =============    =============    =============
Shares of beneficial interest outstanding:
  Initial Class ........................................      14,684,799        5,326,856        7,856,058
  Service Class ........................................       1,139,811          662,240        1,255,696
                                                           -------------    -------------    -------------
      Total ............................................      15,824,610        5,989,096        9,111,754
                                                           =============    =============    =============
  Initial Class
    Net asset value per share
      (net assets / shares of beneficial interest
    outstanding) .......................................   $       13.39    $       15.15    $       15.42
                                                           =============    =============    =============
  Service Class
    Net asset value per share
      (net assets / shares of beneficial interest
    outstanding) .......................................   $       13.33    $       15.09    $       15.36
                                                           =============    =============    =============

                                                           Massachusetts       Mid Cap          New
                                                          Investors Growth      Value         Discovery
                                                            Stock Series        Series          Series
                                                           -------------    -------------    -------------
Assets:
  Investments --
    Unaffiliated issuers, at identified cost ...........   $ 489,567,962    $  24,590,257    $ 349,927,902
    Unrealized appreciation (depreciation) .............      14,412,542        1,510,961       29,751,171
                                                           -------------    -------------    -------------
      Total investments, at value (including securities
        loaned of $8,173,935, $4,926,451, $16,337,640,
        $19,209,012, $--, and $70,540,496, respectively)   $ 503,980,504    $  26,101,218    $ 379,679,073

  Cash .................................................         239,477            2,891              381
  Foreign currency, at value (identified cost, $--, $--,
    $1,435,367, $--, $-- and, $--, respectively) .......            --               --               --
  Receivable for investments sold ......................       7,246,825          297,178        1,191,417
  Receivable for series shares sold ....................          24,466           32,590          191,755
  Interest and dividends receivable ....................         353,874           25,354           56,765
  Receivable from investment adviser ...................            --             13,052             --
  Other assets .........................................           7,420             --               --
                                                           -------------    -------------    -------------
      Total assets .....................................   $ 511,852,566    $  26,472,283    $ 381,119,391
                                                           =============    =============    =============
Liabilities:
  Payable to custodian .................................             $--              $--              $--
  Payable for investments purchased ....................       6,691,026          400,125          436,930
  Payable for series shares reacquired .................         297,620             --            105,643
  Collateral for securities loaned, at value ...........      19,662,902             --         72,360,641
  Payable to affiliates --
    Management fee .....................................          20,067            1,088           15,512
    Distribution fee ...................................           1,229              432            2,046
    Administrative services fee ........................             427               23              272
  Accrued expenses and other liabilities ...............          83,064           46,866           60,505
                                                           -------------    -------------    -------------
      Total liabilities ................................   $  26,756,335    $     448,534    $  72,981,549
                                                           -------------    -------------    -------------
Net assets .............................................   $ 485,096,231    $  26,023,749    $ 308,137,842
                                                           =============    =============    =============
Net assets consist of:
  Paid-in capital ......................................   $ 879,663,925    $  21,480,609    $ 318,986,351
  Unrealized appreciation (depreciation) on investments
    and translation of assets and liabilities in foreign
    currencies (net of deferred country tax of $--, $--,
    $32,341, $--, $--, and $--, respectively) ..........      14,415,047        1,510,952       29,751,174
  Accumulated net realized gain (loss) on investments
    and foreign currency transactions ..................    (409,327,207)       3,032,188      (40,599,683)
  Undistributed net investment income ..................         344,466             --               --
                                                           -------------    -------------    -------------
      Total ............................................   $ 485,096,231    $  26,023,749    $ 308,137,842
                                                           =============    =============    =============
Net Assets:
  Initial Class ........................................   $ 395,782,301    $      30,977    $ 176,957,992
  Service Class ........................................      89,313,930       25,992,772      131,179,850
                                                           -------------    -------------    -------------
      Total ............................................   $ 485,096,231    $  26,023,749    $ 308,137,842
                                                           =============    =============    =============
Shares of beneficial interest outstanding:
  Initial Class ........................................      40,470,968            2,641       12,335,699
  Service Class ........................................       9,197,915        2,229,819        9,246,695
                                                           -------------    -------------    -------------
      Total ............................................      49,668,883        2,232,460       21,582,394
                                                           =============    =============    =============
  Initial Class
    Net asset value per share
      (net assets / shares of beneficial interest
    outstanding) .......................................   $        9.78    $       11.73    $       14.35
                                                           =============    =============    =============
  Service Class
    Net asset value per share
      (net assets / shares of beneficial interest
    outstanding) .......................................   $        9.71    $       11.66    $       14.19
                                                           =============    =============    =============

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES  -- December 31, 2005 -- continued

                                                              Research        Strategic        Strategic
                                                           International       Growth           Value
                                                               Series          Series           Series
                                                           -------------    -------------    -------------
Assets:
  Investments --
    Unaffiliated issuers, at identified cost ...........   $ 188,904,067    $  79,570,431    $  10,015,589
    Unrealized appreciation (depreciation) .............      28,552,149        4,361,079          671,683
                                                           -------------    -------------    -------------
      Total investments, at value (including securities
        loaned of $30,899,328, $6,619,742, $--,
        $1,330,581, and $13,002,652, respectively) .....   $ 217,456,216    $  83,931,510    $  10,687,272
  Cash .................................................           2,345          904,597              145
  Foreign currency, at value (identified cost,
    $128,851, $--, $--, $6,422, and $--, respectively) .         131,124             --               --
  Receivable for investments sold ......................         494,350          841,838             --
  Receivable for series shares sold ....................         173,253           43,593             --
  Interest and dividends receivable ....................         169,334           46,681           17,699
  Receivable from investment adviser ...................            --               --             17,331
                                                           -------------    -------------    -------------
      Total assets .....................................   $ 218,426,622    $  85,768,219    $  10,722,447
                                                           =============    =============    =============
Liabilities:
  Payable for investments purchased ....................   $       4,178    $   1,265,403    $      10,170
  Payable for series shares reacquired .................          57,825          100,468            5,770
  Collateral for securities loaned, at value ...........      32,452,387        6,783,375             --
  Payable to affiliates --
    Management fee .....................................           9,200            3,201              462
    Distribution fee ...................................           1,239              564              254
    Administrative services fee ........................             164               68                9
  Accrued expenses and other liabilities ...............          74,228           47,477           45,461
                                                           -------------    -------------    -------------
      Total liabilities ................................   $  32,599,221    $   8,200,556    $      62,126
                                                           -------------    -------------    -------------
Net assets .............................................   $ 185,827,401    $  77,567,663    $  10,660,321
                                                           =============    =============    =============
Net assets consist of:
  Paid-in capital ......................................   $ 142,833,234    $ 119,964,836    $   9,430,433
  Unrealized appreciation (depreciation) on investments
    and translation of assets and liabilities in
    foreign currencies (net of deferred country tax of
    $10,258, $--, $--, $--, and $--, respectively) .....      28,543,762        4,361,079          671,683
  Accumulated net realized gain (loss) on investments
    and foreign currency transactions ..................      13,110,547      (46,758,252)         506,213
  Undistributed net investment income ..................       1,339,858             --             51,992
                                                           -------------    -------------    -------------
      Total ............................................   $ 185,827,401    $  77,567,663    $  10,660,321
                                                           =============    =============    =============
Net Assets:
  Initial Class ........................................   $  95,751,663    $  36,491,795    $       8,888
  Service Class ........................................      90,075,738       41,075,868       10,651,433
                                                           -------------    -------------    -------------
      Total ............................................   $ 185,827,401    $  77,567,663    $  10,660,321
                                                           =============    =============    =============
Shares of beneficial interest outstanding:
  Initial Class ........................................       5,720,821        4,708,633              869
  Service Class ........................................       5,421,757        5,342,578        1,047,088
                                                           -------------    -------------    -------------
      Total ............................................      11,142,578       10,051,211        1,047,957
                                                           =============    =============    =============
  Initial Class
    Net asset value per share
      (net assets / shares of beneficial
      interest outstanding) ............................   $       16.74    $        7.75    $       10.23
                                                           =============    =============    =============
  Service Class
    Net asset value per share
      (net assets / shares of beneficial
      interest outstanding) ............................   $       16.61    $        7.69    $       10.17
                                                           =============    =============    =============


                                                             Technology          Value
                                                              Series            Series
                                                           -------------    -------------
Assets:
  Investments --
    Unaffiliated issuers, at identified cost ...........   $  21,419,867    $ 386,890,778
    Unrealized appreciation (depreciation) .............       2,065,476       72,962,577
                                                           -------------    -------------
      Total investments, at value (including
        securities loaned of $30,899,328,
        $6,619,742, $--, $1,330,581, and
        $13,002,652, respectively) .....................   $  23,485,343    $ 459,853,355

  Cash .................................................             916              114
  Foreign currency, at value (identified cost,
    $128,851, $--, $--, $6,422, and $--, respectively) .           6,580             --
  Receivable for investments sold ......................         357,658           27,724
  Receivable for series shares sold ....................            --                 71
  Interest and dividends receivable ....................           2,384          804,817
  Receivable from investment adviser ...................          12,322             --
                                                           -------------    -------------
      Total assets .....................................   $  23,865,203    $ 460,686,081
                                                           =============    =============
Liabilities:
  Payable for investments purchased ....................   $      94,851    $     315,119
  Payable for series shares reacquired .................           4,711          238,194
  Collateral for securities loaned, at value ...........       1,364,866       13,279,135
  Payable to affiliates --
    Management fee .....................................             926           18,497
    Distribution fee ...................................              47            1,747
    Administrative services fee ........................              20              393
  Accrued expenses and other liabilities ...............          47,083           72,004
                                                           -------------    -------------
      Total liabilities ................................   $   1,512,504    $  13,925,089
                                                           -------------    -------------
Net assets .............................................   $  22,352,699    $ 446,760,992
                                                           =============    =============
Net assets consist of:
  Paid-in capital ......................................   $  57,236,767    $ 351,112,467
  Unrealized appreciation (depreciation) on investments
    and translation of assets and liabilities in
    foreign currencies (net of deferred country tax of
    $10,258, $--, $--, $--, and $--, respectively) .....       2,065,839       72,962,302
  Accumulated net realized gain (loss) on investments
    and foreign currency transactions ..................     (36,949,907)      16,151,153
  Undistributed net investment income ..................            --          6,535,070
                                                           -------------    -------------
      Total ............................................   $  22,352,699    $ 446,760,992
                                                           =============    =============
Net Assets:
  Initial Class ........................................   $  18,978,024    $ 319,952,437
  Service Class ........................................       3,374,675      126,808,555
                                                           -------------    -------------
      Total ............................................   $  22,352,699    $ 446,760,992
                                                           =============    =============
Shares of beneficial interest outstanding:
  Initial Class ........................................       4,258,008       19,632,430
  Service Class ........................................         767,536        7,824,500
                                                           -------------    -------------
      Total ............................................       5,025,544       27,456,930
                                                           =============    =============
Initial Class
  Net asset value per share
    (net assets / shares of beneficial
    interest outstanding) ..............................   $        4.46    $       16.30
                                                           =============    =============
Service Class
  Net asset value per share
    (net assets / shares of beneficial
    interest outstanding) ..............................   $        4.40    $       16.21
                                                           =============    =============


                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS  -- Year Ended December 31, 2005

                                                              Capital           Core         International
                                                           Opportunities       Equity           Growth
                                                              Series           Series           Series
                                                           -------------    -------------    -------------
Net investment income (loss):
  Income --
    Dividends ..........................................   $   2,960,447    $   1,349,906    $   2,744,181
    Interest ...........................................          65,181           31,780           44,728
    Income on securities loaned ........................          28,569           14,113           89,892
    Foreign taxes withheld .............................         (27,567)         (10,964)        (200,400)
                                                           -------------    -------------    -------------
Total investment income ................................   $   3,026,630    $   1,384,835    $   2,678,401
                                                           -------------    -------------    -------------
  Expenses --
    Management fee .....................................   $   1,744,759    $     674,889    $   1,213,606
    Distribution fee ...................................          38,744           23,713           45,107
    Administrative services fee ........................          40,765           15,868           23,759
    Independent trustees' compensation .................          25,028           12,413           13,430
    Custodian fee ......................................          88,366           37,117          188,310
    Printing ...........................................          46,201           11,928           23,020
    Auditing fees ......................................          43,618           42,151           45,467
    Legal fees .........................................           6,601            6,849            7,025
    Miscellaneous ......................................          23,856           12,635           25,469
                                                           -------------    -------------    -------------
Total expenses .........................................   $   2,057,938    $     837,563    $   1,585,193
Fees paid indirectly ...................................         (10,754)          (3,784)            --
Reduction of expenses by investment adviser ............            --               --               --
                                                           -------------    -------------    -------------
Net expenses ...........................................   $   2,047,184    $     833,779    $   1,585,193
                                                           -------------    -------------    -------------
Net investment income (loss) ...........................   $     979,446    $     551,056    $   1,093,208
                                                           =============    =============    =============

Realized and unrealized gain (loss) on investments
  and foreign currency transactions:
Realized gain (loss) (identified cost basis) --
  Investment transactions (net of country tax of $--,
  $--, $18,712, $--, $--, and $--, respectively) .......   $  23,159,725    $   8,781,404    $  20,514,097
Foreign currency transactions ..........................            (988)             (88)        (128,521)
                                                           -------------    -------------    -------------

Net realized gain (loss) on investments and
  foreign currency transactions ........................   $  23,158,737    $   8,781,316    $  20,385,576
                                                           -------------    -------------    -------------
Change in unrealized appreciation (depreciation) --
  Investments (net of $--, $--, $41,685, $--, $--,
  and $-- decrease in deferred country tax,
  respectively) ........................................   $ (21,764,776)   $  (3,678,574)   $  (2,714,208)
Translation of assets and liabilities in foreign
currencies .............................................            --                  1          (60,806)
                                                           -------------    -------------    -------------

Net unrealized gain (loss) on investments and
  foreign currency translation .........................   $ (21,764,776)   $  (3,678,573)   $  (2,775,014)
                                                           -------------    -------------    -------------

Net realized and unrealized gain (loss) on
  investments and foreign currency .....................   $   1,393,961    $   5,102,743    $  17,610,562
                                                           -------------    -------------    -------------
Change in net assets from operations ...................   $   2,373,407    $   5,653,799    $  18,703,770
                                                           =============    =============    =============


                                                            Massachusetts      Mid Cap            New
                                                           Investors Growth     Value           Discovery
                                                             Stock Series       Series           Series
                                                           -------------    -------------    -------------

Net investment income (loss):
Income --
  Dividends ............................................   $   4,400,788    $     302,594    $     993,418
  Interest .............................................         452,139           10,192          149,002
  Income on securities loaned ..........................          31,542             --            148,168
  Foreign taxes withheld ...............................         (42,753)            (657)         (11,769)
                                                           -------------    -------------    -------------
Total investment income ................................   $   4,841,716    $     312,129    $   1,278,819
                                                           -------------    -------------    -------------
Expenses --
  Management fee .......................................   $   3,788,097    $     180,692    $   2,653,023
  Distribution fee .....................................         214,092           60,158          280,100
  Administrative services fee ..........................          88,701            4,259           52,011
  Independent trustees' compensation ...................          55,417            2,566           32,942
  Custodian fee ........................................         189,803           16,804          119,016
  Printing .............................................          62,270               39           36,309
  Auditing fees ........................................          43,736           41,941           43,637
  Legal fees ...........................................          12,645            6,417            7,148
  Miscellaneous ........................................          44,757           14,367           26,315
                                                           -------------    -------------    -------------
Total expenses .........................................   $   4,499,518    $     327,243    $   3,250,501
Fees paid indirectly ...................................         (47,823)          (2,647)         (35,579)
Reduction of expenses by investment adviser ............            --            (26,160)            --
                                                           -------------    -------------    -------------
Net expenses ...........................................   $   4,451,695    $     298,436    $   3,214,922
                                                           -------------    -------------    -------------
Net investment income (loss) ...........................   $     390,021    $      13,693    $  (1,936,103)
                                                           =============    =============    =============

Realized and unrealized gain (loss) on investments
  and foreign currency transactions:
  Realized gain (loss) (identified cost basis) --
  Investment transactions (net of country tax of $--,
  $--, $18,712, $--, $--, and $--, respectively) .......   $  43,343,935    $   3,053,582    $  31,398,073
Foreign currency transactions ..........................         (34,369)             (18)         (23,047)
                                                           -------------    -------------    -------------

Net realized gain (loss) on investments and
  foreign currency transactions ........................   $  43,309,566    $   3,053,564    $  31,375,026
                                                           -------------    -------------    -------------
Change in unrealized appreciation (depreciation) --
  Investments (net of $--, $--, $41,685, $--, $--,
  and $-- decrease in deferred country tax,
  respectively) ........................................   $ (24,206,162)   $  (1,269,867)   $ (14,541,677)
Translation of assets and liabilities in foreign
  currencies ...........................................             717              (95)            (114)
                                                           -------------    -------------    -------------

Net unrealized gain (loss) on investments and
  foreign currency translation .........................   $ (24,205,445)   $  (1,269,962)   $ (14,541,791)
                                                           -------------    -------------    -------------

Net realized and unrealized gain (loss) on
investments and foreign currency .......................   $  19,104,121    $   1,783,602    $  16,833,235
                                                           -------------    -------------    -------------
Change in net assets from operations ...................   $  19,494,142    $   1,797,295    $  14,897,132
                                                           =============    =============    =============


                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS -- Year Ended December 31, 2005 -- continued

                                                              Research        Strategic       Strategic
                                                           International       Growth           Value
                                                               Series          Series           Series
                                                           -------------    -------------    -------------
Net investment income (loss):
Income --
  Dividends ............................................   $   3,618,479    $     648,478    $     186,458
  Interest .............................................          66,719           44,802            3,270
  Income on securities loaned ..........................         126,067            5,961             --
  Foreign taxes withheld ...............................        (318,884)          (7,230)          (1,474)
                                                           -------------    -------------    -------------
Total investment income ................................   $   3,492,381    $     692,011    $     188,254
                                                           -------------    -------------    -------------
Expenses --
  Management fee .......................................   $   1,430,747    $     604,363    $      82,187
  Distribution fee .....................................         175,670          101,198           27,374
  Administrative services fee ..........................          28,153           14,171            1,933
  Independent trustees' compensation ...................          17,459            7,484            1,250
  Custodian fee ........................................         218,203           33,101            7,381
  Printing .............................................          12,177           10,161              261
  Auditing fees ........................................          43,577           43,548           46,047
  Legal fees ...........................................           6,952            6,444            7,019
  Miscellaneous ........................................          27,110           19,083           11,518
                                                           -------------    -------------    -------------
Total expenses .........................................   $   1,960,048    $     839,553    $     184,970
Fees paid indirectly ...................................          (2,992)          (4,153)            (559)
Reduction of expenses by investment adviser ............            --               --            (48,545)
                                                           -------------    -------------    -------------
Net expenses ...........................................   $   1,957,056    $     835,400    $     135,866
                                                           -------------    -------------    -------------
Net investment income (loss) ...........................   $   1,535,325    $    (143,389)   $      52,388
                                                           =============    =============    =============

Realized and unrealized gain (loss) on investments and
  foreign currency transactions:
  Realized gain (loss) (identified cost basis) --
    Investment transactions (net of country tax of
      $98,597, $--, $--, $--, and $--, respectively) ...   $  20,473,982    $   5,454,401    $     555,994
    Foreign currency transactions ......................        (137,631)             984             --
                                                           -------------    -------------    -------------
      Net realized gain (loss) on investments and
        foreign currency transactions ..................   $  20,336,351    $   5,455,385    $     555,994
                                                           -------------    -------------    -------------
  Change in unrealized appreciation (depreciation) --
    Investments (net of $74,004, $--, $--, $--, and $--
      decrease in deferred country tax, respectively) ..   $   4,060,989    $  (4,494,996)   $    (705,533)
    Translation of assets and liabilities in foreign
       currencies ......................................             401             (136)            --
                                                           =============    =============    =============
      Net unrealized gain (loss) on investments and
        foreign currency translation ...................   $   4,061,390    $  (4,495,132)   $    (705,533)
                                                           -------------    -------------    -------------
      Net realized and unrealized gain (loss) on
        investments and foreign currency ...............   $  24,397,741    $     960,253    $    (149,539)
                                                           -------------    -------------    -------------
Change in net assets from operations ...................   $  25,933,066    $     816,864    $     (97,151)
                                                           =============    =============    =============



                                                              Technology           Value
                                                                Series             Series
                                                           ----------------   ----------------

Net investment income (loss):
  Income --
    Dividends ..........................................   $      67,138    $  10,607,261
    Interest ...........................................           9,171          141,186
    Income on securities loaned ........................           3,100           36,987
    Foreign taxes withheld .............................          (6,634)         (83,154)
                                                           -------------    -------------
      Total investment income ..........................   $      72,775    $  10,702,280
                                                           -------------    -------------
  Expenses --
    Management fee .....................................   $     169,804    $   3,404,408
    Distribution fee ...................................           8,026          306,752
    Administrative services fee ........................           3,974           80,076
    Independent trustees' compensation .................           6,242           46,442
    Custodian fee ......................................          14,977          183,139
    Printing ...........................................           6,295           35,558
    Auditing fees ......................................          42,518           42,308
    Legal fees .........................................           6,367            6,800
    Miscellaneous ......................................          16,168           47,704
                                                           -------------    -------------
      Total expenses ...................................   $     274,371    $   4,153,187
    Fees paid indirectly ...............................          (3,488)          (8,493)
    Reduction of expenses by investment adviser ........         (39,644)            --
                                                           -------------    -------------
      Net expenses .....................................   $     231,239    $   4,144,694
                                                           -------------    -------------
Net investment income (loss) ...........................   $    (158,464)   $   6,557,586
                                                           =============    =============

Realized and unrealized gain (loss) on investments and
  foreign currency transactions:
  Realized gain (loss) (identified cost basis) --
    Investment transactions (net of country tax of $98,597,
      $--, $--, $--, and $--, respectively) ............   $   2,314,342    $  28,460,372
    Foreign currency transactions ......................          (6,383)         (22,163)
                                                           -------------    -------------
      Net realized gain (loss) on investments and
        foreign currency transactions ..................   $   2,307,959    $  28,438,209
                                                           -------------    -------------
  Change in unrealized appreciation (depreciation) --
    Investments (net of $74,004, $--, $--, $--, and $--
      decrease  in deferred country tax, respectively) .   $  (1,128,287)   $  (6,465,841)
    Translation of assets and liabilities in foreign
      currencies .......................................             363           (2,042)
                                                           -------------    -------------
      Net unrealized gain (loss) on investments and
        foreign currency translation ...................   $  (1,127,924)   $  (6,467,883)
                                                           -------------    -------------
      Net realized and unrealized gain (loss) on
        investments and foreign currency ...............   $   1,180,035    $  21,970,326
                                                           -------------    -------------
Change in net assets from operations ...................   $   1,021,571    $  28,527,912
                                                           =============    =============


                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS -- Year Ended December 31, 2005

                                                             Capital              Core          International
                                                          Opportunities          Equity             Growth
                                                              Series             Series             Series
                                                         ----------------   ----------------   ----------------
Change in net assets:
From operations --
    Net investment income (loss) .......................   $     979,446    $     551,056    $   1,093,208
    Net realized gain (loss) on investments
      and foreign currency transactions ................      23,158,737        8,781,316       20,385,576
    Net unrealized gain (loss) on investments
      and foreign currency translation .................     (21,764,776)      (3,678,573)      (2,775,014)
                                                           -------------    -------------    -------------
      Change in net assets from operations .............   $   2,373,407    $   5,653,799    $  18,703,770
                                                           -------------    -------------    -------------
Distributions declared to shareholders --
    From net investment income (Initial Class) .........   $  (2,050,777)   $    (555,472)   $  (1,088,407)
    From net investment income (Service Class) .........        (106,607)         (42,210)        (126,541)
    From net realized gain on investments and foreign
      currency transactions (Initial Class) ............            --               --               --
    From net realized gain on investments and foreign
      currency transactions (Service Class) ............            --               --               --
                                                           -------------    -------------    -------------
Total distributions declared to shareholders ...........   $  (2,157,384)   $    (597,682)   $  (1,214,948)
                                                           -------------    -------------    -------------
Change in net assets from series share
    transactions .......................................   $ (54,253,530)   $  (7,490,675)   $ (16,247,611)
                                                           -------------    -------------    -------------
    Total change in net assets .........................   $ (54,037,507)   $  (2,434,558)   $   1,241,211
Net assets --
  At beginning of period ...............................     265,847,239       93,134,675      139,194,825
                                                           -------------    -------------    -------------
  At end of period .....................................   $ 211,809,732    $  90,700,117    $ 140,436,036
                                                           =============    =============    =============
  Undistributed net investment income included
    in net assets at end of period .....................   $     978,133    $     522,742    $     942,572
                                                           =============    =============    =============

                                                          Massachusetts        Mid Cap              New
                                                         Investors Growth       Value            Discovery
                                                           Stock Series        Series             Series
                                                         ----------------  ----------------   ----------------

Change in net assets:
From operations --
    Net investment income (loss) .......................   $     390,021    $      13,693    $  (1,936,103)
    Net realized gain (loss) on investments
      and foreign currency transactions ................      43,309,566        3,053,564       31,375,026
    Net unrealized gain (loss) on investments
      and foreign currency translation .................     (24,205,445)      (1,269,962)     (14,541,791)
                                                           -------------    -------------    -------------
      Change in net assets from operations .............   $  19,494,142    $   1,797,295    $  14,897,132
                                                           -------------    -------------    -------------
Distributions declared to shareholders --
    From net investment income (Initial Class) .........   $  (2,166,960)             $--              $--
    From net investment income (Service Class) .........        (241,775)            --               --
    From net realized gain on investments and foreign
      currency transactions (Initial Class) ............            --             (3,404)            --
    From net realized gain on investments and foreign
      currency transactions (Service Class) ............            --         (2,858,933)            --
                                                           -------------    -------------    -------------
Total distributions declared to shareholders ...........   $  (2,408,735)   $  (2,862,337)             $--
                                                           -------------    -------------    -------------
Change in net assets from series share
   transactions ........................................   $ (87,413,420)   $   2,581,108    $ (20,517,837)
                                                           -------------    -------------    -------------
    Total change in net assets .........................   $ (70,328,013)   $   1,516,066    $  (5,620,705)
Net assets --
  At beginning of period ...............................     555,424,244       24,507,683      313,758,547
                                                           -------------    -------------    -------------
  At end of period .....................................   $ 485,096,231    $  26,023,749    $ 308,137,842
                                                           =============    =============    =============
  Undistributed net investment income included
    in net assets at end of period .....................   $     344,466              $--              $--
                                                           =============    =============    =============



                                                              Research       Strategic          Strategic
                                                           International      Growth             Value
                                                               Series         Series             Series
                                                           -------------    -------------    -------------

Change in net assets:
From operations --
    Net investment income (loss) .......................   $   1,535,325    $    (143,389)   $      52,388
    Net realized gain (loss) on investments
      and foreign currency transactions ................      20,336,351        5,455,385          555,994
    Net unrealized gain (loss) on investments
      and foreign currency translation .................       4,061,390       (4,495,132)        (705,533)
                                                           -------------    -------------    -------------
      Change in net assets from operations .............   $  25,933,066    $     816,864    $     (97,151)
                                                           -------------    -------------    -------------
Distributions declared to shareholders --
    From net investment income (Initial Class) .........   $    (701,713)   $    (137,497)   $         (83)
    From net investment income (Service Class) .........        (413,921)         (46,942)         (81,898)
    From net realized gain on investments and foreign
      currency transactions (Initial Class) ............            --               --               (872)
    From net realized gain on investments and foreign
      currency  transactions (Service Class) ...........            --               --         (1,117,721)
                                                           -------------    -------------    -------------
Total distributions declared to shareholders ...........   $  (1,115,634)   $    (184,439)   $  (1,200,574)
                                                           -------------    -------------    -------------
Change in net assets from series share transactions ....   $  13,397,162    $ (10,938,732)   $     352,507
                                                           -------------    -------------    -------------
    Total change in net assets .........................   $  38,214,594    $ (10,306,307)   $    (945,218)
Net assets --
  At beginning of period ...............................     147,612,807       87,873,970       11,605,539
                                                           -------------    -------------    -------------
  At end of period .....................................   $ 185,827,401    $  77,567,663    $  10,660,321
                                                           =============    =============    =============
  Undistributed net investment income included in
    net assets at end  of period .......................   $   1,339,858              $--    $      51,992
                                                           =============    =============    =============


                                                            Technology          Value
                                                              Series            Series
                                                           -------------    -------------
Change in net assets:
From operations --
    Net investment income (loss) .......................   $    (158,464)   $   6,557,586
    Net realized gain (loss) on investments
      and foreign currency transactions ................       2,307,959       28,438,209
    Net unrealized gain (loss) on investments
      and foreign currency translation .................      (1,127,924)      (6,467,883)
                                                           -------------    -------------
      Change in net assets from operations .............   $   1,021,571    $  28,527,912
                                                           -------------    -------------
Distributions declared to shareholders --
    From net investment income (Initial Class) .........             $--    $  (4,634,835)
    From net investment income (Service Class) .........            --         (1,454,306)
    From net realized gain on investments and foreign
      currency transactions (Initial Class) ............            --               --
    From net realized gain on investments and foreign
      currency  transactions (Service Class) ...........            --               --
                                                           -------------    -------------
Total distributions declared to shareholders ...........             $--    $  (6,089,141)
                                                           -------------    -------------
Change in net assets from series share transactions ....   $  (5,373,369)   $ (34,878,038)
                                                           -------------    -------------
    Total change in net assets .........................   $  (4,351,798)   $ (12,439,267)
Net assets --
  At beginning of period ...............................      26,704,497      459,200,259
                                                           -------------    -------------
  At end of period .....................................   $  22,352,699    $ 446,760,992
                                                           =============    =============
  Undistributed net investment income included in
    net assets at end  of period .......................             $--    $   6,535,070
                                                           =============    =============



                          See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS  -- Year Ended December 31, 2004

                                                             Capital              Core          International
                                                          Opportunities          Equity             Growth
                                                              Series             Series             Series
                                                         ----------------   ----------------   ----------------
Change in net assets:
From operations --
    Net investment income (loss) ......................        $2,166,554           $594,776         $1,335,041
    Net realized gain (loss) on investments
      and foreign currency transactions ...............        30,618,682          6,749,292         18,216,418
    Net unrealized gain (loss) on investments
      and foreign currency translation ................        (1,410,542)         4,644,824          2,786,774
                                                             ------------       ------------       ------------
      Change in net assets from operations ............      $ 31,374,694       $ 11,988,892       $ 22,338,233
                                                             ------------       ------------       ------------
Distributions declared to shareholders --
    From net investment income (Initial Class) ........       $(1,240,566)         $(526,207)         $(610,662)
    From net investment income (Service Class) ........           (44,137)           (43,091)           (60,666)
    From net realized gain on investments and foreign
      currency transactions (Initial Class) ...........             --                 --                 --
    From net realized gain on investments and foreign
      currency transactions (Service Class) ...........             --                 --                 --
                                                             ------------       ------------       ------------
Total distributions declared to shareholders ..........       $(1,284,703)         $(569,298)         $(671,328)
                                                             ------------       ------------       ------------
Change in net assets from series share transactions ...      $(48,988,200)       $(7,263,742)       $(5,757,292)
                                                             ------------       ------------       ------------
    Total change in net assets ........................      $(18,898,209)        $4,155,852        $15,909,613
Net assets:
  At beginning of period ..............................       284,745,448         88,978,823        123,285,212
                                                             ------------       ------------       ------------
  At end of period ....................................      $265,847,239        $93,134,675       $139,194,825
                                                             ============        ===========       ============
  Undistributed net investment income included
    in net assets at end of period ......................      $2,156,452           $599,139         $1,210,938
                                                               ==========           ========         ==========

                                                          Massachusetts       Mid Cap              New
                                                         Investors Growth     Value              Discovery
                                                           Stock Series       Series              Series
                                                         ----------------  ----------------   ----------------

Change in net assets:
From operations --
    Net investment income (loss) .......................   $   2,410,498    $     (29,554)   $  (2,115,080)
    Net realized gain (loss) on investments
      and foreign currency transactions ................      34,431,854        2,864,896       29,524,810
    Net unrealized gain (loss) on investments
      and foreign currency translation .................      11,792,792        1,321,014       (6,158,658)
                                                           -------------    -------------    -------------
      Change in net assets from operations .............   $  48,635,144    $   4,156,356    $  21,251,072
                                                           -------------    -------------    -------------
Distributions declared to shareholders --
    From net investment income (Initial Class) .........   $    (320,560)   $         (16)             $--
    From net investment income (Service Class) .........            --               (785)            --
    From net realized gain on investments and foreign
      currency transactions (Initial Class) ............            --               (565)            --
    From net realized gain on investments and foreign
      currency transactions (Service Class) ............            --           (457,174)            --
                                                           -------------    -------------    -------------
Total distributions declared to shareholders ...........   $    (320,560)   $    (458,540)             $--
                                                           -------------    -------------    -------------
Change in net assets from series share transactions ....   $ (70,710,128)   $   4,832,063    $   1,180,343
                                                           -------------    -------------    -------------
    Total change in net assets .........................   $ (22,395,544)   $   8,529,879    $  22,431,415
Net assets:
  At beginning of period ...............................     577,819,788       15,977,804      291,327,132
                                                           -------------    -------------    -------------
  At end of period .....................................   $ 555,424,244    $  24,507,683    $ 313,758,547
                                                           =============    =============    =============
  Undistributed net investment income included
    in net assets at end of period .....................   $   2,407,630              $--              $--
                                                           =============    =============    =============

                                                             Research        Strategic        Strategic
                                                          International        Growth           Value
                                                              Series           Series           Series
                                                           -------------    -------------    -------------
Change in net assets:
From operations --
    Net investment income (loss) .......................   $   1,175,974    $     183,723    $      81,274
    Net realized gain (loss) on investments
      and foreign currency transactions ................      16,405,951        3,034,075        1,111,025
    Net unrealized gain (loss) on investments
      and foreign currency translation .................       6,809,103        2,082,510          499,217
                                                           -------------    -------------    -------------
      Change in net assets from operations .............   $  24,391,028    $   5,300,308    $   1,691,516
                                                           -------------    -------------    -------------
Distributions declared to shareholders:
    From net investment income (Initial Class) .........   $    (370,243)             $--    $         (26)
    From net investment income (Service Class) .........        (159,924)            --            (22,948)
    From net realized gain on investments and foreign
      currency transactions (Initial Class) ............            --               --               (160)
    From net realized gain on investments and foreign
      currency  transactions (Service Class) ...........            --               --           (200,516)
                                                           -------------    -------------    -------------
Total distributions declared to shareholders ...........   $    (530,167)             $--    $    (223,650)
                                                           -------------    -------------    -------------
Change in net assets from series share transactions ....   $  22,207,541    $   4,260,454    $   1,931,598
                                                           -------------    -------------    -------------
    Total change in net assets .........................   $  46,068,402    $   9,560,762    $   3,399,464
Net assets --
  At beginning of period ...............................     101,544,405       78,313,208        8,206,075
                                                           -------------    -------------    -------------
  At end of period .....................................   $ 147,612,807    $  87,873,970    $  11,605,539
                                                           =============    =============    =============
  Undistributed net investment income included in net
    assets at end of period ............................   $   1,112,033    $     183,456    $      80,978
                                                           =============    =============    =============


                                                            Technology         Value
                                                              Series           Series
                                                           -------------    -------------
Change in net assets:
From operations --
    Net investment income (loss) .......................   $     (70,097)   $   6,095,063
    Net realized gain (loss) on investments
      and foreign currency transactions ................       1,045,101       17,471,224
    Net unrealized gain (loss) on investments
      and foreign currency translation .................        (833,046)      37,767,529
                                                           -------------    -------------
      Change in net assets from operations .............   $     141,958    $  61,333,816
                                                           -------------    -------------
Distributions declared to shareholders:
    From net investment income (Initial Class) .........             $--    $  (4,095,008)
    From net investment income (Service Class) .........            --         (1,140,200)
    From net realized gain on investments and foreign
      currency transactions (Initial Class) ............            --               --
    From net realized gain on investments and foreign
      currency  transactions (Service Class) ...........            --               --
                                                           -------------    -------------
Total distributions declared to shareholders ...........             $--    $  (5,235,208)
                                                           -------------    -------------
Change in net assets from series share transactions ....   $  (5,907,098)   $   8,503,289
                                                           -------------    -------------
    Total change in net assets .........................   $  (5,765,140)   $  64,601,897
Net assets --
  At beginning of period ...............................      32,469,637      394,598,362
                                                           -------------    -------------
  At end of period .....................................   $  26,704,497    $ 459,200,259
                                                           =============    =============
  Undistributed net investment income included in net
    assets at end of period ............................   $       2,048    $   6,088,181
                                                           =============    =============

                            See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                       Capital Opportunities Series
                                                   ---------------------------------------------------------------------------
                                                                         Years Ended December 31,
                                                   ---------------------------------------------------------------------------
INITIAL CLASS SHARES                                   2005            2004           2003            2002            2001
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $      13.30    $      11.85    $       9.27    $      13.33   $      20.71
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.06    $       0.10    $       0.05    $       0.03   $       0.01
  Net realized and unrealized gain (loss) on
    investments and foreign currency ............          0.15            1.41            2.57           (4.08)         (4.66)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.21    $       1.51    $       2.62    $      (4.05)  $      (4.65)
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.12)   $      (0.06)   $      (0.04)   $      (0.01)           $--
  From net realized gain on investments and
     foreign currency transactions ..............          --              --              --              --            (2.73)
                                                   ------------    ------------    ------------    ------------   ------------
      Total distributions declared to
        shareholders ............................  $      (0.12)   $      (0.06)   $      (0.04)   $      (0.01)  $      (2.73)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      13.39    $      13.30    $      11.85    $       9.27   $      13.33
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................          1.64           12.80(b)        28.30          (30.41)        (24.93)
Ratios (%) (to average net assets) and
  supplemental data:
  Expenses (f) ..................................          0.86            0.84            0.84            0.82           0.79
  Net investment income .........................          0.44            0.82            0.50            0.26           0.05
Portfolio turnover (%) ..........................            91              73              64              93            109
Net assets at end of period (000 Omitted) .......  $    196,612    $    248,925    $    269,630    $    251,974   $    501,269

                                                                       Capital Opportunities Series
                                                   ---------------------------------------------------------------------------
                                                                         Years Ended December 31,
                                                   ---------------------------------------------------------------------------
SERVICE CLASS SHARES                                   2005            2004           2003            2002          2001(i)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $      13.25    $      11.81    $       9.24    $      13.31   $      13.60
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (loss) (d) ..............  $       0.02    $       0.07    $       0.03    $       0.01   $      (0.01)
  Net realized and unrealized gain (loss) on
   investments and foreign currency .............          0.15            1.40            2.55           (4.07)         (0.28)(g)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.17    $       1.47    $       2.58    $      (4.06)  $      (0.29)
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.09)   $      (0.03)   $      (0.01)   $      (0.01)           $--
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      13.33    $      13.25    $      11.81    $       9.24   $      13.31
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................          1.31           12.52(b)        28.00          (30.54)         (2.13)(n)
Ratios (%) (to average net assets) and
  supplemental data:
  Expenses (f) ..................................          1.11            1.09            1.09            1.07           1.04(a)
  Net investment income (loss) ..................          0.19            0.60            0.26            0.09          (0.24)(a)
Portfolio turnover (%) ..........................            91              73              64              93            109
Net assets at end of period (000 Omitted) .......  $     15,198    $     16,922    $     15,116    $     10,913   $      6,732

(i) For the period from the class' inception, August 24, 2001 (Service Class), through the stated period end.
(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(b) The series net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrat ive proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series'
independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                           Core Equity Series
                                                   ---------------------------------------------------------------------------
                                                                         Years Ended December 31,
                                                   ---------------------------------------------------------------------------
INITIAL CLASS SHARES                                   2005            2004           2003            2002            2001
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $      14.32    $      12.58    $       9.92    $      12.70   $      14.62
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.09    $       0.09    $       0.08    $       0.08   $       0.09
  Net realized and unrealized gain (loss) on
    investments and foreign currency ............          0.84            1.74            2.67           (2.78)         (1.67)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.93    $       1.83    $       2.75    $      (2.70)  $      (1.58)
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.10)   $      (0.09)   $      (0.09)   $      (0.08)  $      (0.06)
  From net realized gain on investments and
     foreign currency transactions ..............          --              --              --              --            (0.28)
                                                   ------------    ------------    ------------    ------------   ------------
      Total distributions declared to shareholders $      (0.10)   $      (0.09)   $      (0.09)   $      (0.08)  $      (0.34)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      15.15    $      14.32    $      12.58    $       9.92   $      12.70
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................          6.56           14.63(b)        27.86          (21.40)        (10.91)
Ratios (%) (to average net assets) and
  supplemental data:
  Expenses (f) ..................................          0.90            0.88            0.90            0.86           0.87
  Net investment income .........................          0.64            0.70            0.78            0.67           0.66
Portfolio turnover (%) ..........................            92              97             147              96             84
Net assets at end of period (000 Omitted) .......  $     80,710    $     83,219    $     80,059    $     64,126   $     95,414

                                                                            Core Equity Series
                                                   ---------------------------------------------------------------------------
                                                                         Years Ended December 31,
                                                   ---------------------------------------------------------------------------
SERVICE CLASS SHARES                                   2005            2004           2003            2002          2001(i)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $      14.25    $      12.53    $       9.89    $      12.69   $      12.59
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.06    $       0.06    $       0.06    $       0.05   $       0.01
  Net realized and unrealized gain (loss) on
    investments and foreign currency ............          0.84            1.72            2.65           (2.78)          0.09(g)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.90    $       1.78    $       2.71    $      (2.73)  $       0.10
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.06)   $      (0.06)   $      (0.07)   $      (0.07)           $--
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      15.09    $      14.25    $      12.53    $       9.89   $      12.69
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................          6.39           14.29(b)        27.49          (21.59)          0.79(n)
Ratios (%) (to average net assets) and
  supplemental data:
  Expenses (f) ..................................          1.15            1.13            1.15            1.11           1.12(a)
  Net investment income .........................          0.39            0.45            0.53            0.49           0.19(a)
Portfolio turnover (%) ..........................            92              97             147              96             84
Net assets at end of period (000 Omitted) .......  $      9,990    $      9,916    $      8,920    $      6,428   $      3,155

(i) For the period from the class' inception, August 24, 2001 (Service Class), through the stated period end.
(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administra tive proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series'
independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                       International Growth Series
                                                   ---------------------------------------------------------------------------
                                                                         Years Ended December 31,
                                                   ---------------------------------------------------------------------------
INITIAL CLASS SHARES                                   2005            2004           2003            2002            2001
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $      13.55    $      11.46    $       8.33    $       9.50   $      11.84
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.12    $       0.13    $       0.06    $       0.06   $       0.06
  Net realized and unrealized gain (loss)
    on investments and foreign currency .........          1.88            2.03            3.14           (1.18)         (1.89)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       2.00    $       2.16    $       3.20    $      (1.12)  $      (1.83)
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.13)   $      (0.07)   $      (0.07)   $      (0.05)  $      (0.07)
  From net realized gain on investments and
     foreign currency transactions ..............          --              --              --              --            (0.44)
                                                   ------------    ------------    ------------    ------------   ------------
      Total distributions declared to
       shareholders .............................  $      (0.13)   $      (0.07)   $      (0.07)   $      (0.05)  $      (0.51)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      15.42    $      13.55    $      11.46    $       8.33   $       9.50
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................         14.91           18.94           38.67          (11.88)        (15.91)
Ratios (%) (to average net assets) and
  supplemental data:
  Expenses (f) ..................................          1.14            1.11            1.24            1.23           1.23
  Net investment income .........................          0.85            1.09            0.67            0.70           0.58
Portfolio turnover (%) ..........................            80              93              89             119            108
Net assets at end of period (000 Omitted) .......  $    121,147    $    120,913    $    108,114    $     88,537   $    118,286

                                                                     International Growth Series
                                                   ---------------------------------------------------------------------------
                                                                         Years Ended December 31,
                                                   ---------------------------------------------------------------------------
SERVICE CLASS SHARES                                   2005            2004           2003            2002          2001(i)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $      13.50    $      11.43    $       8.31    $       9.49   $       9.87
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (loss) (d) ..............  $       0.08    $       0.10    $       0.04    $       0.04   $      (0.02)
  Net realized and unrealized gain (loss)
    on investments and foreign currency .........          1.88            2.01            3.13           (1.17)         (0.36)(g)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       1.96    $       2.11    $       3.17    $      (1.13)  $      (0.38)
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.10)   $      (0.04)   $      (0.05)   $      (0.05)           $--
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      15.36    $      13.50    $      11.43    $       8.31   $       9.49
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................         14.62           18.58           38.35          (12.01)         (3.85)(n)
Ratios (%) (to average net assets) and
  supplemental data:
  Expenses (f) ..................................          1.39            1.36            1.49            1.48           1.49(a)
  Net investment income (loss) ..................          0.59            0.86            0.39            0.46          (0.59)(a)
Portfolio turnover (%) ..........................            80              93              89             119            108
Net assets at end of period (000 Omitted) .......  $     19,289    $     18,282    $     15,171    $     10,449   $      3,107

(i) For the period from the class' inception, August 24, 2001 (Service Class), through the stated period end.
(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                               Massachusetts Investors Growth Stock Series
                                                   ---------------------------------------------------------------------------
                                                                         Years Ended December 31,
                                                   ---------------------------------------------------------------------------
INITIAL CLASS SHARES                                   2005            2004           2003            2002            2001
                                                   ------------    ------------    ------------    ------------     ----------
Net asset value, beginning of period ............  $       9.42    $       8.60    $       6.97    $       9.70     $    14.51
                                                   ------------    ------------    ------------    ------------     ----------
Income (loss) from investment operations
  Net investment income (loss) (d) ..............  $       0.01    $       0.04    $       0.01    $      (0.00)(w) $     0.01
  Net realized and unrealized gain (loss) on
    investments and foreign currency ............          0.40            0.79            1.62           (2.72)         (3.46)
                                                   ------------    ------------    ------------    ------------     ----------
      Total from investment operations ..........  $       0.41    $       0.83    $       1.63    $      (2.72)    $    (3.45)
                                                   ------------    ------------    ------------    ------------      ----------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.05)   $      (0.01)            $--    $      (0.01)    $    (0.01)
  From net realized gain on investments and
    foreign currency transactions ...............          --              --              --              --            (1.35)
                                                   ------------    ------------    ------------    ------------     ----------
      Total distributions declared to
        shareholders ............................  $      (0.05)   $      (0.01)            $--    $      (0.01)    $    (1.36)
                                                   ------------    ------------    ------------    ------------     ----------
Net asset value, end of period ..................  $       9.78    $       9.42    $       8.60    $       6.97     $     9.70
                                                   ============    ============    ============    ============     ==========
Total return (%) (k)(s) .........................          4.37            9.61(b)        23.39          (28.05)        (24.91)
Ratios (%) (to average net assets) and
  supplemental data:
  Expenses (f) ..................................          0.85            0.83            0.83            0.82           0.82
  Net investment income (loss) ..................          0.12            0.47            0.09           (0.01)          0.12
Portfolio turnover (%) ..........................           136             139             265             207            289
Net assets at end of period (000 Omitted) .......  $    395,782    $    468,181    $    504,123    $    448,235     $  797,118

                                                                Massachusetts Investors Growth Stock Series
                                                   ---------------------------------------------------------------------------
                                                                         Years Ended December 31,
                                                   ---------------------------------------------------------------------------
SERVICE CLASS SHARES                                   2005            2004           2003            2002          2001(i)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $       9.35    $       8.55    $       6.96    $       9.70   $       9.65
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (loss) (d) ..............  $      (0.01)   $       0.02    $      (0.01)   $      (0.02)  $      (0.01)
  Net realized and unrealized gain (loss) on
    investments and foreign currency ............          0.40            0.78            1.60           (2.71)          0.06(g)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.39    $       0.80    $       1.59    $      (2.73)  $       0.05
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.03)            $--             $--    $      (0.01)           $--
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $       9.71    $       9.35    $       8.55    $       6.96   $       9.70
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................          4.15            9.36(b)        22.84          (28.17)          0.52(n)
Ratios (%) (to average net assets) and
  supplemental data:
  Expenses (f) ..................................          1.10            1.08            1.08            1.07           1.07(a)
  Net investment income (loss) ..................         (0.13)           0.25           (0.16)          (0.21)         (0.24)(a)
Portfolio turnover (%) ..........................           136             139             265             207            289
Net assets at end of period (000 Omitted) .......  $     89,314    $     87,243    $     73,697    $     37,109   $     17,312

(a) Annualized.
(n) Not annualized.
(w) Per share amount was less than $0.01.
(i) For the period from the class' inception, April 24, 2001 (Service Class), through the stated period end.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(d) Per share data are based on average shares outstanding.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administra tive proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, the Initial
    Class and Service Class total returns for the year ended December 31, 2004 would have each been lower by approximately
    0.13%.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                       Mid Cap Value Series
                                                 ----------------------------------------------------------------
                                                                     Years Ended December 31,
                                                 ----------------------------------------------------------------
                                                    2005              2004               2003           2002(c)
INITIAL CLASS SHARES                             -----------       ------------      ------------    ------------
Net asset value, beginning of period .........   $     12.46       $      10.46    $       7.92    $      10.00
                                                 -----------       ------------    ------------    ------------
Income (loss) from investment operations
  Net investment income (d) ..................   $      0.04       $       0.01    $       0.02    $       0.04
  Net realized and unrealized gain (loss) on
    investments and foreign currency .........          0.70               2.25            2.53           (2.12)
                                                 -----------       ------------    ------------    ------------
      Total from investment operations .......   $      0.74       $       2.26    $       2.55    $      (2.08)
                                                 -----------       ------------    ------------    ------------
Less distributions declared to shareholders
  From net investment income .................           $--       $      (0.01)   $      (0.01)            $--
  From net realized gain on investments and
    foreign currency transactions ............         (1.47)             (0.25)           --              --
                                                 -----------       ------------    ------------    ------------
      Total distributions declared to
        shareholders .........................   $     (1.47)      $      (0.26)   $      (0.01)            $--
                                                 -----------       ------------    ------------    ------------
Net asset value, end of period ...............   $     11.73       $      12.46    $      10.46    $       7.92
                                                 ===========       ============    ============    ============
Total return (%) (k)(s)(r) ...................          7.63              22.10           32.24          (20.80)(n)
Ratios (%) (to average net assets) and
  supplemental data:
  Expenses before expense reductions (f) .....          1.11               1.10            1.81            8.05(a)
  Expenses after expense reductions (f) ......          1.00               1.00            0.99            1.02(a)
  Net investment income ......................          0.31               0.10            0.26            0.54(a)
Portfolio turnover (%) .......................           142                147             109              82
Net assets at end of period (000 Omitted) ....   $        31       $         29    $         24    $         18


                                                                       Mid Cap Value Series
                                                 ----------------------------------------------------------------
                                                                     Years Ended December 31,
                                                 ----------------------------------------------------------------
                                                    2005              2004               2003           2002(c)
SERVICE CLASS SHARES                             -----------       ------------      ------------    ------------
Net asset value, beginning of period .........   $     12.42       $      10.44      $       7.93    $      10.00
                                                 -----------       ------------      ------------    ------------
Income (loss) from investment operations
  Net investment income (loss) (d) ...........   $      0.01       $      (0.02)     $       0.00(w) $       0.04
  Net realized and unrealized gain (loss) on
    investments and foreign currency .........          0.70               2.25              2.52           (2.11)
                                                 -----------       ------------      ------------    ------------
      Total from investment operations .......   $      0.71       $       2.23      $       2.52    $      (2.07)
                                                 -----------       ------------      ------------    ------------
Less distributions declared to shareholders
  From net investment income .................           $--       $      (0.00)(w)  $      (0.01)   $       --
  From net realized gain on investments and
    foreign currency transactions ............         (1.47)             (0.25)             --              --
                                                 -----------       ------------      ------------    ------------
      Total distributions declared to
       shareholders ..........................   $     (1.47)      $      (0.25)     $      (0.01)            $--
                                                 -----------       ------------      ------------    ------------
Net asset value, end of period ...............   $     11.66       $      12.42      $      10.44    $       7.93
                                                 ===========       ============      ============    ============
Total return (%) (k)(s)(r) ...................          7.40              21.75             31.90          (20.70)(n)
Ratios (%) (to average net assets) and
  supplemental data:
  Expenses before expense reductions (f) .....          1.36               1.35            2.07            8.30(a)
  Expenses after expense reductions (f) ......          1.25               1.25            1.25            1.27(a)
  Net investment income (loss) ...............          0.06              (0.15)           0.04            0.53(a)
Portfolio turnover (%) .......................           142                147             109              82
Net assets at end of period (000 Omitted) ....   $    25,993       $     24,479    $     15,954    $        707

(c) For the period from the commencement of the series' investment operations, May 1, 2002, through December 31, 2002.
(a) Annualized.
(n) Not annualized.
(w) Per share amount was less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                          New Discovery Series
                                                   ---------------------------------------------------------------------------
                                                                         Years Ended December 31,
                                                   ---------------------------------------------------------------------------
INITIAL CLASS SHARES                                   2005            2004           2003            2002            2001
                                                   ------------    ------------    ------------    ------------     ----------
Net asset value, beginning of period ............  $      13.64    $      12.69    $       9.38    $      14.10   $      15.98
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment loss (d) .......................  $      (0.07)   $      (0.08)   $      (0.06)   $      (0.07   $      (0.07)
  Net realized and unrealized gain (loss) on
    investments and foreign currency ............          0.78            1.03            3.37           (4.65)         (0.71)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.71    $       0.95    $       3.31    $      (4.72)  $      (0.78)
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net realized gain on investments and
    foreign currency transactions ...............           $--             $--             $--             $--   $      (1.10)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      14.35    $      13.64    $      12.69    $       9.38   $      14.10
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................          5.21            7.49(b)        35.29          (33.43)         (5.12)
Ratios (%) (to average net assets) and
  supplemental data:
  Expenses (f) ..................................          1.00            0.99            1.00            0.98           0.97
  Net investment loss ...........................         (0.56)          (0.65)          (0.59)          (0.59)         (0.49)
Portfolio turnover (%) ..........................           127             139             100              97             64
Net assets at end of period (000 Omitted) .......  $    176,958    $    209,503    $    220,278    $    177,028   $    277,090

                                                                          New Discovery Series
                                                   ---------------------------------------------------------------------------
                                                                         Years Ended December 31,
                                                   ---------------------------------------------------------------------------
SERVICE CLASS SHARES                                   2005            2004           2003            2002          2001(i)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $      13.52    $      12.61    $       9.34    $      14.08   $      13.36
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment loss (d) .......................  $      (0.11)   $      (0.11)   $      (0.09)   $      (0.08)  $      (0.04)
  Net realized and unrealized gain (loss) on
    investments and foreign currency ............          0.78            1.02            3.36           (4.66)          0.76(g)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.67    $       0.91    $       3.27    $      (4.74)  $       0.72
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      14.19    $      13.52    $      12.61    $       9.34   $      14.08
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................          4.96            7.22(b)        35.01          (33.66)          5.39(n)
Ratios (%) (to average net assets) and
  supplemental data:
  Expenses (f) ..................................          1.26            1.24            1.24            1.23           1.22(a)
  Net investment loss ...........................         (0.81)          (0.89)          (0.84)          (0.78)         (0.90)(a)
Portfolio turnover (%) ..........................           127             139             100              97             64
Net assets at end of period (000 Omitted) .......  $    131,180    $    104,256    $     71,049    $     34,691   $     10,085

(i) For the period from the class' inception, August 24, 2001 (Service Class), through the stated period end.
(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administra tive proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                       Research International Series
                                                   ---------------------------------------------------------------------------
                                                                         Years Ended December 31,
                                                   ---------------------------------------------------------------------------
INITIAL CLASS SHARES                                   2005            2004           2003            2002            2001
                                                   ------------    ------------    ------------    ------------     ----------
Net asset value, beginning of period ............  $      14.48    $      12.01    $       9.03    $      10.22   $      12.70
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.17    $       0.14    $       0.08    $       0.06   $       0.04
  Net realized and unrealized gain (loss) on
   investments and foreign currency .............          2.21            2.39            2.96           (1.23)         (2.27)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       2.38    $       2.53    $       3.04    $      (1.17)  $      (2.23)
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.12)   $      (0.06)   $      (0.06)   $      (0.02)  $      (0.09)
  From net realized gain on investments and
   foreign currency transactions ................          --              --              --              --            (0.16)
                                                   ------------    ------------    ------------    ------------   ------------
      Total distributions declared to
       shareholders .............................  $      (0.12)   $      (0.06)   $      (0.06)   $      (0.02)  $      (0.25)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      16.74    $      14.48    $      12.01    $       9.03   $      10.22
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................         16.56           21.20           33.86          (11.44)        (17.76)
Ratios (%) (to average net assets) and
   supplemental data:
  Expenses (f) ..................................          1.12            1.10            1.30            1.26           1.26
  Net investment income .........................          1.11            1.11            0.83            0.61           0.36
Portfolio turnover (%) ..........................            83             102              97             136            145
Net assets at end of period (000 Omitted) .......  $     95,752    $     86,526    $     74,262    $     62,555   $     80,738

                                                                       Research International Series
                                                   ---------------------------------------------------------------------------
                                                                         Years Ended December 31,
                                                   ---------------------------------------------------------------------------
SERVICE CLASS SHARES                                   2005            2004           2003            2002          2001(i)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $      14.39    $      11.95    $       9.00    $      10.21   $      10.76
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (loss) (d) ..............  $       0.12    $       0.10    $       0.03    $       0.03   $      (0.03)
  Net realized and unrealized gain (loss) on
   investments and foreign currency .............          2.19            2.39            2.96           (1.22)         (0.52)(g)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       2.31    $       2.49    $       2.99    $      (1.19)  $      (0.55)
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.09)   $      (0.05)   $      (0.04)   $      (0.02)           $--
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      16.61    $      14.39    $      11.95    $       9.00   $      10.21
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................         16.19           20.96           33.40          (11.66)         (5.11)(n)
Ratios (%) (to average net assets) and
  supplemental data:
  Expenses (f) ..................................          1.37            1.36            1.57            1.51           1.51(a)
  Net investment income (loss) ..................          0.78            0.78            0.33            0.35          (0.81)(a)
Portfolio turnover (%) ..........................            83             102              97             136            145
Net assets at end of period (000 Omitted) .......  $     90,076    $     61,087    $     27,282    $      5,783   $      2,537

(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(i) For the period from the class' inception, August 24, 2001 (Service Class), through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series'
independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                         Strategic Growth Series
                                                   ---------------------------------------------------------------------------
                                                                         Years Ended December 31,
                                                   ---------------------------------------------------------------------------
INITIAL CLASS SHARES                                   2005            2004           2003            2002            2001
                                                   ------------    ------------    ------------    ------------     ----------
Net asset value, beginning of period ............  $       7.67    $       7.18    $       5.63    $       8.05   $      10.91
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (loss) (d) ..............  $      (0.00)(w)$       0.02    $      (0.00)(w)$      (0.01)  $      (0.01)
  Net realized and unrealized gain (loss) on
   investments and foreign currency .............          0.11            0.47            1.55           (2.41)         (2.65)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.11    $       0.49    $       1.55    $      (2.42)  $      (2.66)
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.03)            $--             $--             $--            $--
  From net realized gain on investments and
   foreign currency transactions ................          --              --              --              --            (0.20)
                                                   ------------    ------------    ------------    ------------   ------------
      Total distributions declared to shareholders $      (0.03)            $--             $--             $--   $      (0.20)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $       7.75    $       7.67    $       7.18    $       5.63   $       8.05
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................          1.40            6.82           27.53          (30.06)        (24.65)
Ratios (%) (to average net assets) and
  supplemental data:
  Expenses (f) ..................................          0.92            0.88            0.91            0.88           0.86
  Net investment income (loss) ..................         (0.05)           0.31           (0.01)          (0.18)         (0.11)
Portfolio turnover (%) ..........................           125              74              74              98            123
Net assets at end of period (000 Omitted) .......  $     36,492    $     45,471    $     47,910    $     38,486   $     74,471

                                                                         Strategic Growth Series
                                                   ---------------------------------------------------------------------------
                                                                         Years Ended December 31,
                                                   ---------------------------------------------------------------------------
SERVICE CLASS SHARES                                   2005            2004           2003            2002          2001(i)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $       7.61    $       7.14    $       5.62    $       8.05   $       7.95
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (loss) (d) ..............  $      (0.02)   $       0.01    $      (0.01)   $      (0.02)  $      (0.01)
  Net realized and unrealized gain (loss) on
   investments and foreign currency .............          0.11            0.46            1.53           (2.41)          0.11(g)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.09    $       0.47    $       1.52    $      (2.43)  $       0.10
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.01)            $--             $--             $--            $--
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $       7.69    $       7.61    $       7.14    $       5.62   $       8.05
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................          1.17            6.58           27.05          (30.19)          1.26(n)
Ratios (%) (to average net assets) and
  supplemental data:
  Expenses (f) ..................................          1.17            1.13            1.16            1.13           1.11(a)
  Net investment income (loss) ..................         (0.30)           0.12           (0.23)          (0.38)         (0.27)(a)
Portfolio turnover (%) ..........................           125              74              74              98            123
Net assets at end of period (000 Omitted) .......  $     41,076    $     42,403    $     30,403    $      4,997   $      1,989

(i) For the period from the class' inception, August 24, 2001 (Service Class), through the stated period end.
(a) Annualized.
(n) Not annualized.
(w) Per share amount was less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.
                                                                         Strategic Value Series
                                                   ------------------------------------------------------------
                                                                         Years Ended December 31,
                                                   ------------------------------------------------------------
INITIAL CLASS SHARES                                   2005            2004           2003            2002
                                                   ------------    ------------    ------------    ------------
Net asset value, beginning of period .........   $     11.57       $      10.05    $       7.90    $      10.00
                                                 -----------       ------------    ------------    ------------
Income (loss) from investment operations
  Net investment income (d) ..................   $      0.08       $       0.11    $       0.07    $       0.07
  Net realized and unrealized gain (loss) on
   investments and foreign currency ..........         (0.18)              1.63            2.09           (2.17)
                                                 -----------       ------------    ------------    ------------
      Total from investment operations .......   $     (0.10)      $       1.74    $       2.16    $      (2.10)
                                                 -----------       ------------    ------------    ------------
Less distributions declared to shareholders
  From net investment income .................   $     (0.11)      $      (0.04)   $      (0.01)            $--
  From net realized gain on investments and
     foreign currency transactions ...........         (1.13)             (0.18)           --              --
                                                 -----------       ------------    ------------    ------------
      Total distributions declared to
       shareholders ..........................   $     (1.24)      $      (0.22)   $      (0.01)            $--
                                                 -----------       ------------    ------------    ------------
Net asset value, end of period ...............   $     10.23       $      11.57    $      10.05    $       7.90
                                                 ===========       ============    ============    ============
Total return (%) (k)(s)(r) ...................         (0.39)             18.05           27.44          (21.00)(n)
Ratios (%) (to average net assets) and
  supplemental data:
  Expenses before expense reductions (f) .....          1.44               1.29            1.59            6.20(a)
  Expenses after expense reductions (f) ......          1.00               0.99            1.00            1.01(a)
  Net investment income ......................          0.74               1.05            0.80            0.89(a)
Portfolio turnover (%) .......................            60                 70              38              53
Net assets at end of period (000 Omitted) ....   $         9       $          9    $          8    $          6

                                                                         Strategic Value Series
                                                   ------------------------------------------------------------
                                                                         Years Ended December 31,
                                                   ------------------------------------------------------------
SERVICE CLASS SHARES                                   2005            2004           2003            2002(c)
                                                   ------------    ------------    ------------    ------------
Net asset value, beginning of period .........   $     11.52       $      10.02    $       7.90    $      10.00
                                                 -----------       ------------    ------------    ------------
Income (loss) from investment operations
  Net investment income (d) ..................   $      0.05       $       0.09    $       0.05    $       0.06
  Net realized and unrealized gain (loss) on
    investments and foreign currency .........         (0.19)              1.61            2.08           (2.16)
                                                 -----------       ------------    ------------    ------------
      Total from investment operations .......   $     (0.14)      $       1.70    $       2.13    $      (2.10)
                                                 -----------       ------------    ------------    ------------
Less distributions declared to shareholders
  From net investment income .................   $     (0.08)      $      (0.02)   $      (0.01)            $--
  From net realized gain on investments and
    foreign currency transactions ............         (1.13)             (0.18)           --                --
                                                 -----------       ------------    ------------    ------------
      Total distributions declared to
       shareholders ..........................   $     (1.21)      $      (0.20)   $      (0.01)            $--
                                                 -----------       ------------    ------------    ------------
Net asset value, end of period ...............   $     10.17       $      11.52    $      10.02    $       7.90
                                                 ===========       ============    ============    ============
Total return (%) (k)(s)(r) ...................         (0.72)             17.77           27.01          (21.00)(n)
Ratios (%) (to average net assets) and
  supplemental data:
  Expenses before expense reductions (f) .....          1.69               1.55            1.84            6.45(a)
  Expenses after expense reductions (f) ......          1.25               1.25            1.25            1.26(a)
  Net investment income ......................          0.48               0.82            0.56            0.81(a)
Portfolio turnover (%) .......................            60                 70              38              53
Net assets at end of period (000 Omitted) ....   $    10,651       $     11,597    $      8,199    $      1,072

(c) For the period from the commencement of the series' investment operations, May 1, 2002, through December 31, 2002.
(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                            Technology Series
                                                   ---------------------------------------------------------------------------
                                                                         Years Ended December 31,
                                                   ---------------------------------------------------------------------------
INITIAL CLASS SHARES                                   2005            2004           2003            2002            2001
                                                   ------------    ------------    ------------    ------------     ----------
Net asset value, beginning of period ............  $       4.20    $       4.10    $       2.82    $       5.22   $       8.52
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment loss (d) .......................  $      (0.03)   $      (0.01)   $      (0.02)   $      (0.02)  $      (0.02)
  Net realized and unrealized gain (loss) on
   investments and foreign currency .............          0.29            0.11            1.30           (2.38)         (3.28)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.26    $       0.10    $       1.28    $      (2.40)  $      (3.30)
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................           $--             $--             $--             $--         $(0.00)(w)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $       4.46    $       4.20    $       4.10    $       2.82   $       5.22
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s)(r) ......................          6.19            2.44(b)        45.39          (45.98)        (38.87)
Ratios (%) (to average net assets) and
  supplemental data:
  Expenses before expense reductions (f) ........          1.18            1.11            1.09            0.91           0.90
  Expenses after expense reductions (f) .........          1.00            1.01            1.06            0.91           0.90
  Net investment loss ...........................         (0.66)          (0.21)          (0.65)          (0.61)         (0.39)
Portfolio turnover (%) ..........................           196             110             191             210            310
Net assets at end of period (000 Omitted) .......  $     18,978    $     23,069    $     28,376    $     14,020   $     33,855

                                                                           Technology Series
                                                   ---------------------------------------------------------------------------
                                                                         Years Ended December 31,
                                                   ---------------------------------------------------------------------------
SERVICE CLASS SHARES                                   2005            2004           2003            2002          2001(i)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $       4.15    $       4.07    $       2.80    $       5.22   $       5.00
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment loss (d) .......................  $      (0.04)   $      (0.02)   $      (0.03)   $      (0.03)  $      (0.02)
  Net realized and unrealized gain (loss)
    on investments and foreign currency .........          0.29            0.10            1.30           (2.39)          0.24(g)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.25    $       0.08    $       1.27    $      (2.42)  $       0.22
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $       4.40    $       4.15    $       4.07    $       2.80   $       5.22
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s)(r) ......................          6.02            1.97(b)        45.36          (46.36)          4.40(n)
Ratios (%) (to average net assets) and
  supplemental data:
  Expenses before expense reductions (f) ........          1.43            1.36            1.33            1.16           1.15(a)
  Expenses after expense reductions (f) .........          1.25            1.26            1.30            1.16           1.15(a)
  Net investment loss ...........................         (0.92)          (0.45)          (0.91)          (0.85)         (0.90)(a)
Portfolio turnover (%) ..........................           196             110             191             210            310
Net assets at end of period (000 Omitted) .......  $      3,375    $      3,636    $      4,094    $      1,509   $        947

(a) Annualized.
(n) Not annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administra tive proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, August 24, 2001 (Service Class), through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                            Value Series
                                                   ---------------------------------------------------------------------------
                                                                         Years Ended December 31,
                                                   ---------------------------------------------------------------------------
INITIAL CLASS SHARES                                   2005            2004           2003            2002            2001
                                                   ------------    ------------    ------------    ------------     ----------
Net asset value, beginning of period ............  $      15.51    $      13.61    $      11.05    $      12.88   $      14.45
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.24    $       0.21    $       0.19    $       0.19   $       0.17
  Net realized and unrealized gain (loss) on
    investments and foreign currency ............          0.77            1.87            2.56           (1.93)         (0.55)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       1.01    $       2.08    $       2.75    $      (1.74)  $      (0.38)
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.22)   $      (0.18)   $      (0.19)   $      (0.09)  $      (0.75)
  From net realized gain on investments and
   foreign currency transactions ................          --              --              --              --            (0.44)
                                                   ------------    ------------    ------------    ------------   ------------
      Total distributions declared to shareholders $      (0.22)   $      (0.18)   $      (0.19)   $      (0.09)  $      (1.19)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      16.30    $      15.51    $      13.61    $      11.05   $      12.88
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................          6.60           15.52(b)        25.31          (13.58)         (7.46)
Ratios (%) (to average net assets) and
  supplemental data:
  Expenses (f) ..................................          0.85            0.83            0.84            0.83           0.85
  Net investment income .........................          1.51            1.53            1.65            1.57           1.31
Portfolio turnover (%) ..........................            22              36              57              51             63
Net assets at end of period (000 Omitted) .......  $    319,952    $    339,705    $    310,818    $    266,892   $    288,239

                                                                             Value Series
                                                   ---------------------------------------------------------------------------
                                                                         Years Ended December 31,
                                                   ---------------------------------------------------------------------------
SERVICE CLASS SHARES                                   2005            2004           2003            2002          2001(i)
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ............  $      15.43    $      13.56    $      11.01    $      12.86   $      13.00
                                                   ------------    ------------    ------------    ------------   ------------
Income (loss) from investment operations
  Net investment income (d) .....................  $       0.20    $       0.18    $       0.16    $       0.17   $       0.05
  Net realized and unrealized gain (loss) on
    investments and foreign currency ............          0.77            1.85            2.56           (1.93)         (0.19)(g)
                                                   ------------    ------------    ------------    ------------   ------------
      Total from investment operations ..........  $       0.97    $       2.03    $       2.72    $      (1.76)  $      (0.14)
                                                   ------------    ------------    ------------    ------------   ------------
Less distributions declared to shareholders
  From net investment income ....................  $      (0.19)   $      (0.16)   $      (0.17)   $      (0.09)           $--
                                                   ------------    ------------    ------------    ------------   ------------
Net asset value, end of period ..................  $      16.21    $      15.43    $      13.56    $      11.01   $      12.86
                                                   ============    ============    ============    ============   ============
Total return (%) (k)(s) .........................          6.34           15.18(b)        25.09          (13.77)         (1.08)(n)
Ratios (%) (to average net assets) and
  supplemental data:
  Expenses (f) ..................................          1.10            1.08            1.09            1.08           1.11(a)
  Net investment income .........................          1.27            1.28            1.39            1.41           1.00(a)
Portfolio turnover (%) ..........................            22              36              57              51             63
Net assets at end of period (000 Omitted) .......  $    126,809    $    119,496    $     83,780    $     46,646   $     16,481

(i) For the period from the class' inception, August 24, 2001 (Service Class), through the stated period end.
(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administra tive proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of twenty-eight separate series (the series) of shares: Bond Series, Capital Appreciation Series, Capital Opportunities Series*, Core Equity Series*, Emerging Growth Series, Emerging Market Equity Series, Global Governments Series, Global Growth Series, Global Total Return Series, Government Securities Series, High Yield Series, International Growth Series*, International Value Series, Massachusetts Investors Growth Stock Series*, Massachusetts Investors Trust Series, Mid Cap Growth Series, Mid Cap Value Series*, Money Market Series, New Discovery Series*, Research Series, Research International Series*, Strategic Growth Series*, Strategic Income Series, Strategic Value Series*, Technology Series*, Total Return Series, Utilities Series, and Value Series*. The shares of each series are sold only to variable accounts established by Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York to fund benefits under variable contracts issued by such companies.

The series denoted with an asterisk above are included within these financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES
General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated bid price as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer- supplied valuations and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the series' valuation time that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

Repurchase Agreements - Each series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Each series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. Each series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. Each series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of each series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides each series with indemnification against Borrower default. Each series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as each series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Each series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statements of Operations, or in unrealized gain/loss if the security is still held by the series.

Fees Paid Indirectly - Certain series' custody fees are reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2005, certain series' custodian fees were reduced under this arrangement as noted below. Certain series have entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2005, certain series' custodian expenses were reduced under this agreement as noted below. These amounts are shown as a reduction of total expenses on the Statements of Operations.

                                                                                                             Massachusetts
                                                                     Capital         Core      International   Investors
                                                                  Opportunities     Equity        Growth      Growth Stock
                                                                     Series         Series        Series         Series
------------------------------------------------------------------------------------------------------------------------==
Balance credits ..............................................       $ 1,139       $ 1,124        $   --       $10,480
Commission recapture credits .................................         9,615         2,660            --        37,343
                                                                     -------       -------        ------       -------
Total ........................................................       $10,754       $ 3,784        $   --       $47,823
                                                                     -------       -------        ------       -------

                                                                     Mid Cap         New         Research      Strategic
                                                                      Value       Discovery    International    Growth
                                                                      Series        Series        Series        Series
------------------------------------------------------------------------------------------------------------------------
Balance credits ..............................................       $    --        $7,739        $1,632       $ 1,250
Commission recapture credits .................................         2,647        27,840         1,360         2,903
                                                                     -------       -------        ------       -------
Total ........................................................       $ 2,647       $35,579        $2,992       $ 4,153
                                                                     -------       -------        ------       -------

                                                                                   Strategic
                                                                                     Value       Technology     Value
                                                                                     Series        Series       Series
------------------------------------------------------------------------------------------------------------------------
Balance credits ............................................................       $    --        $  524       $ 5,917
Commission recapture credits ...............................................           559         2,964         2,576
                                                                                   -------        ------       -------
Total ......................................................................       $   559        $3,488       $ 8,493
                                                                                   -------        ------       -------

Tax Matters and Distributions - Each series intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statements and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, real estate investment trusts, passive foreign investment companies, wash sale loss deferrals, and foreign currency transactions.

The tax character of distributions declared to shareholders is as follows:

                                                   Capital Opportunities                                   International Growth
                                                           Series                Core Equity Series                Series
                                                 --------------------------  --------------------------  --------------------------
                                                  Year Ended December 31,     Year Ended December 31,     Year Ended December 31,
                                                 --------------------------  --------------------------  --------------------------
                                                     2005          2004          2005          2004          2005          2004
-----------------------------------------------------------------------------------------------------------------------------------
Ordinary income (including any short-term
  capital gains) ..............................    $2,157,384    $1,284,703      $597,682      $569,298    $1,214,948      $671,328
                                                   ==========    ==========    ==========      ========    ==========      ========

                                                 Massachusetts Investors
                                                    Growth Stock Series         Mid Cap Value Series        New Discovery Series
                                                 --------------------------  --------------------------  --------------------------
                                                  Years Ended December 31,    Years Ended December 31,    Years Ended December 31,
                                                 --------------------------  --------------------------  --------------------------
                                                     2005          2004          2005          2004          2005          2004
-----------------------------------------------------------------------------------------------------------------------------------
Ordinary income (including any short-term
  capital gains) ..............................    $2,408,735      $320,560    $2,449,607      $432,782           $--           $--
Long-term capital gain ........................            --            --       412,730        25,758            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Total distributions ...........................    $2,408,735      $320,560    $2,862,337      $458,540           $--           $--
                                                   ==========    ==========    ==========      ========    ==========      ========

                                                 Research International
                                                           Series             Strategic Growth Series      Strategic Value Series
                                                 --------------------------  --------------------------  --------------------------
                                                  Years Ended December 31,    Years Ended December 31,    Years Ended December 31,

                                                 --------------------------  --------------------------  --------------------------
                                                     2005          2004          2005          2004          2005          2004
-----------------------------------------------------------------------------------------------------------------------------------
Ordinary income (including any short-term
  capital gains)(1) ...........................    $1,115,634      $530,167      $184,439           $--      $598,886      $194,355
Long-term capital gain ........................            --            --            --            --       601,688        29,295
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Total distributions ...........................    $1,115,634      $530,167      $184,439           $--    $1,200,574      $223,650
                                                   ==========    ==========    ==========      ========    ==========      ========

                                                     Technology Series              Value Series
                                                 --------------------------  --------------------------
                                                  Years Ended December 31,    Years Ended December 31,
                                                 --------------------------  --------------------------
                                                     2005          2004          2005          2004
-------------------------------------------------------------------------------------------------------
Ordinary income (including any short-term
  capital gains) ..............................           $--           $--    $6,089,141    $5,235,208
                                                 ------------  ------------  ------------  ------------
(1) Included in Strategic Growth Series' distributions from ordinary income is     $983 in excess of investment company taxable
    income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

As of December 31, 2005, the federal tax cost and the tax basis components of distributable earnings were as follows:

                                                                                                                      Massachusetts
                                                                         Capital           Core       International     Investors
                                                                      Opportunities       Equity          Growth         Growth
                                                                          Series          Series          Series      Stock Series
----------------------------------------------------------------------------------------------------------------------------------
Cost of investments ................................................   $210,480,325    $ 84,145,342    $131,563,795   $501,119,016
                                                                       ------------    ------------    ------------   ------------
Gross appreciation .................................................    $13,403,891     $12,501,195     $28,817,304    $14,120,893
Gross depreciation .................................................     (4,739,420)     (1,655,129)     (1,328,996)   (11,259,405)
                                                                       ------------    ------------    ------------   ------------
Net unrealized appreciation (depreciation) .........................   $  8,664,471    $ 10,846,066    $ 27,488,308    $ 2,861,488
                                                                       ============    ============    ============   ============

Undistributed ordinary income ......................................       $978,133        $522,742        $956,570       $344,466
Undistributed long-term capital gain ...............................             --              --      11,591,730             --
Capital loss carryforwards .........................................   (294,991,159)     (2,536,056)             --   (397,650,193)
Other temporary differences ........................................       (138,962)         (1,562)        (91,043)      (123,455)

                                                                         Mid Cap           New           Research       Strategic
                                                                          Value         Discovery     International      Growth
                                                                          Series          Series          Series         Series
----------------------------------------------------------------------------------------------------------------------------------
Cost of investments ................................................   $ 24,643,161    $350,916,608    $190,314,632   $ 79,694,765
                                                                       ------------    ------------    ------------   ------------
Gross appreciation .................................................   $  2,284,581    $ 40,625,873    $ 28,289,166   $  5,523,035
Gross depreciation .................................................       (826,524)    (11,863,408)     (1,147,582)    (1,286,290)
                                                                       ------------    ------------    ------------   ------------
Net unrealized appreciation (depreciation) .........................   $  1,458,057    4 28,762,465    4 27,141,584   $  4,236,745
                                                                       ============    ============    ============   ============

Undistributed ordinary income ......................................     $1,728,464             $--      $4,589,730            $--
Undistributed long-term capital gain ...............................      1,356,628              --      11,275,505             --
Capital loss carryforwards .........................................             --     (39,460,959)             --    (46,633,918)
Other temporary differences ........................................             (9)       (150,015)        (12,652)            --

                                                                        Strategic
                                                                          Value         Technology        Value
                                                                          Series          Series          Series
-------------------------------------------------------------------------------------------------------------------
Cost of investments ................................................    $10,129,383     $21,531,916    $387,512,970
                                                                        -----------     -----------    ------------
Gross appreciation .................................................    $ 1,096,206     $ 2,318,110    $ 85,069,688
Gross depreciation .................................................       (538,317)       (364,683)    (12,729,303)
                                                                        -----------     -----------    ------------
Net unrealized appreciation (depreciation) .........................    $   557,889     $ 1,953,427    $ 72,340,385
                                                                        ===========     ===========    ============

Undistributed ordinary income ......................................    $   325,609     $        --    $  6,535,070
Undistributed long-term capital gain ...............................        535,057              --      16,773,345
Capital loss carryforwards .........................................             --     (36,835,502)             --
Post-October capital loss deferral .................................       (188,667)             --              --
Other temporary differences ........................................             --          (1,993)           (275)

As of December 31, 2005, the following series had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

                                                                                                      Massachusetts
                                                                         Capital           Core         Investors
                                                                      Opportunities       Equity          Growth
EXPIRATION DATE                                                           Series          Series       Stock Series
--------------------------------------------------------------------------------------------------------------------
December 31, 2009 ..................................................  $(148,630,607)   $         --   $(222,142,244)
December 31, 2010 ..................................................   (146,360,552)     (2,536,056)   (175,507,949)
                                                                      -------------    ------------   -------------
Total ..............................................................  $(294,991,159)   $ (2,536,056)  $(397,650,193)
                                                                      -------------    ------------   -------------

                                                                           New          Strategic
                                                                        Discovery         Growth
                                                                          Series          Series
------------------------------------------------------------------------------------------------------
December 31, 2009 ..................................................   $         --    $(26,744,704)
December 31, 2010 ..................................................    (39,460,959)    (17,626,481)
December 31, 2011 ..................................................             --      (2,262,733)
                                                                       ------------    ------------
Total ..............................................................   $(39,460,959)   $(46,633,918)
                                                                       ------------    ------------

                                                                        Technology
                                                                        Series(1)
--------------------------------------------------------------------------------------
December 31, 2008 ..................................................    $(1,288,522)
December 31, 2009 ..................................................    (19,044,910)
December 31, 2010 ..................................................    (16,502,070)
                                                                       ------------
Total ..............................................................   $(36,835,502)
                                                                       ------------
(1) The availability of a portion of the capital loss carryforwards, which were acquired on September 5, 2003 in connection with the Global Telecommunications Series merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest - Each series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES
Investment Adviser - Each series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate based on a percentage of each series' average daily net assets as follows:

Capital Opportunities Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Core Equity Series: Prior to September 1, 2005, the management fee was 0.75% of the series' average daily net assets. Effective September 1, 2005, the management fee is 0.75% of the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. The investment adviser has contractually agreed to reduce its fee to 0.65% in excess of $500 million for the period September 1, 2005 through April 30, 2007. This reduction of the management fee may be rescinded by MFS only with the approval of the series' Board of Trustees.

International Growth Series: The management fee is 0.90% of the first $1 billion of average daily net assets, 0.80% of the next $1 billion of average daily net assets, and 0.70% of average daily net assets in excess of $2 billion.

Massachusetts Investors Growth Stock Series: The management fee is 0.75% of average daily net assets. The investment adviser has contractually agreed to waive its fee to 0.70% of average daily net assets in excess of $1 billion. This reduction of the management fee may be rescinded by MFS only with the approval of the series' Board of Trustees.

Mid Cap Value Series: Prior to September 1, 2005, the management fee was 0.75% of the series' average daily net assets. Effective September 1, 2005, the management fee is 0.75% of the first $1 billion of average daily net assets and 0.70% of average daily net assets in excess of $1 billion. The investment adviser has contractually agreed to reduce its fee to 0.70% in excess of $500 million for the period September 1, 2005 through April 30, 2007. This reduction of the management fee may be rescinded by MFS only with the approval of the series' Board of Trustees.

New Discovery Series: Prior to September 1, 2005, the management fee was 0.90% of the series' average daily net assets. Effective September 1, 2005, the management fee is 0.90% of the first $1 billion of average daily net assets and 0.80% of average daily net assets in excess of $1 billion. The investment adviser has contractually agreed to reduce its fee to 0.80% in excess of $500 million for the period September 1, 2005 through April 30, 2007. This reduction of the management fee may be rescinded by MFS only with the approval of the series' Board of Trustees.

Research International Series: The management fee is 0.90% of the first $1 billion of average daily net assets, 0.80% of the next $1 billion of average daily net assets, and 0.70% of average daily net assets in excess of $2 billion.

Strategic Growth Series: Prior to September 1, 2005, the management fee was 0.75% of the series' average daily net assets. Effective September 1, 2005, the management fee is 0.75% of the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. The investment adviser has contractually agreed to reduce its fee to 0.65% in excess of $500 million for the period September 1, 2005 through April 30, 2007. This reduction of the management fee may be rescinded by MFS only with the approval of the series' Board of Trustees.

Strategic Value Series: Prior to September 1, 2005, the management fee was 0.75% of the series' average daily net assets. Effective September 1, 2005, the management fee is 0.75% of the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. The investment adviser has contractually agreed to reduce its fee to 0.65% in excess of $500 million for the period September 1, 2005 through April 30, 2007. This reduction of the management fee may be rescinded by MFS only with the approval of the series' Board of Trustees.

Technology Series: Prior to September 1, 2005, the management fee was 0.75% of the series' average daily net assets. Effective September 1, 2005, the management fee is 0.75% of the first $1 billion of average daily net assets and 0.70% of average daily net assets in excess of $1 billion. The investment adviser has contractually agreed to reduce its fee to 0.70% in excess of $500 million for the period September 1, 2005 through April 30, 2007. This reduction of the management fee may be rescinded by MFS only with the approval of the series' Board of Trustees.

Value Series: Prior to September 1, 2005, the management fee was 0.75% of the series' average daily net assets. Effective September 1, 2005, the management fee is 0.75% of the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. The investment adviser has contractually agreed to reduce its fee to 0.65% in excess of $500 million for the period September 1, 2005 through April 30, 2007. This reduction of the management fee may be rescinded by MFS only with the approval of the series' Board of Trustees.

The investment adviser has agreed to pay a portion of certain series' operating expenses, exclusive of management, distribution and certain other fees and expenses, such that the operating expenses of these series do not exceed the expense limitations indicated below, based on the average daily net assets of such series. For the year ended December 31, 2005, this agreement is reflected as a reduction of total expenses in the Statements of Operations for these series. The management fees and expense limitations incurred for the year ended December 31, 2005 were equivalent to an annual effective rate of each series' average daily net assets as follows:

                                                   Effective
                                                  Management         Expense
                                                      Fee          Limitations
------------------------------------------------------------------------------
Capital Opportunities Series ....................    0.75%             N/A
Core Equity Series ..............................    0.75%             N/A
International Growth Series .....................    0.90%             N/A
Massachusetts Investors Growth Stock Series .....    0.75%             N/A
Mid Cap Value Series ............................    0.75%            0.25%(a)
New Discovery Series ............................    0.90%             N/A
Research International Series ...................    0.90%             N/A
Strategic Growth Series .........................    0.75%             N/A
Strategic Value Series ..........................    0.75%            0.25%(a)
Technology Series ...............................    0.75%            0.25%(a)
Value Series ....................................    0.75%             N/A

(a) For the Mid Cap Value Series, Strategic Value Series, and Technology Series, the expense reduction was $26,160, $48,545, and $39,644, respectively.

Distributor - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that each series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the series' Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each series and certain other MFS funds (the funds) for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The administrative services fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of each series' average daily net assets as follows:

                                                               Percent of
                                                              average daily
                                                               net assets
--------------------------------------------------------------------------------
Capital Opportunities Series ..................................  0.0175%
Core Equity Series ............................................  0.0176%
International Growth Series ...................................  0.0176%
Massachusetts Investors Growth Stock Series ...................  0.0176%
Mid Cap Value Series ..........................................  0.0177%
New Discovery Series ..........................................  0.0177%
Research International Series .................................  0.0177%
Strategic Growth Series .......................................  0.0176%
Strategic Value Series ........................................  0.0176%
Technology Series .............................................  0.0176%
Value Series ..................................................  0.0176%

Trustees' and Officers' Compensation - Each series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFS Service Center, Inc. (MFSC).

Other - The funds have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended December 31, 2005 payments made by the series to Tarantino LLC amounted to the following and are included in the miscellaneous expense on the Statements of Operations:

                                                     ICCO Fee
-------------------------------------------------------------
Capital Opportunities Series ...................      $1,117
Core Equity Series .............................         432
International Growth Series ....................         646
Massachusetts Investors Growth Stock Series ....       2,424
Mid Cap Value Series ...........................         115
New Discovery Series ...........................       1,413
Research International Series ..................         760
Strategic Growth Series ........................         387
Strategic Value Series .........................          53
Technology Series ..............................         109
Value Series ...................................       2,178

The series' investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds were accrued on July 28, 2004 and paid to each series on February 16, 2005 in the following amounts:

                                                    Settlement
                                                       Amount
---------------------------------------------------------------
Capital Opportunities Series ...................      $164,749
Core Equity Series .............................        25,093
International Growth Series ....................            --
Massachusetts Investors Growth Stock Series ....       745,769
Mid Cap Value Series ...........................            17
New Discovery Series ...........................        17,321
Research International Series ..................         1,393
Strategic Growth Series ........................         2,248
Strategic Value Series .........................            12
Technology Series ..............................         5,845
Value Series ...................................        75,992

(4) PORTFOLIO SECURITIES
Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                                                          Massachusetts
                                                                  Capital         Core      International   Investors
                                                               Opportunities     Equity        Growth         Growth
                                                                  Series         Series        Series      Stock Series
------------------------------------------------------------------------------------------------------------------------
Purchases
Investments (non-U.S. government securities) ................   $209,317,628    $81,473,418   $105,763,569  $670,528,402

Sales
Investments (non-U.S. government securities) ................   $271,174,951    $88,276,057   $123,457,338  $768,194,579

                                                                  Mid Cap          New         Research      Strategic
                                                                   Value        Discovery    International     Growth
                                                                  Series         Series         Series         Series
------------------------------------------------------------------------------------------------------------------------

Purchases
Investments (non-U.S. government securities) ................    $34,113,745   $370,415,232   $143,511,161   $99,242,614

Sales
Investments (non-U.S. government securities) ................    $34,412,453   $392,737,025   $130,906,016  $109,900,351

                                                                 Strategic
                                                                   Value       Technology        Value
                                                                  Series         Series         Series
------------------------------------------------------------------------------------------------------------
Purchases
Investments (non-U.S. government securities) ................     $6,507,082    $44,211,979    $99,755,550

Sales
Investments (non-U.S. government securities) ................     $7,112,653    $49,836,938   $130,681,411

(5) SHARES OF BENEFICIAL INTEREST
Each series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                    Capital Opportunities Series
                                                 --------------------------------------------------------------
                                                                          Initial Class
                                                 --------------------------------------------------------------
                                                          Year Ended                      Year Ended
                                                      December 31, 2005                December 31, 2004
                                                 ------------------------------    ----------------------------
                                                   Shares               Amount         Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold ..................................       104,269       $  1,361,979       4,415,712    $ 54,806,074
Shares issued to shareholders in
  reinvestment of distributions ..............       164,589          2,050,777         106,761       1,240,566
Shares reacquired ............................    (4,298,177)       (55,880,260)     (8,556,292)   (105,046,939)
                                                 -----------       ------------    ------------    ------------
Net change ...................................    (4,029,319)      $(52,467,504)     (4,033,819)   $(49,000,299)
                                                 ===========       ============    ============    ============

                                                                    Capital Opportunities Series
                                                 --------------------------------------------------------------
                                                                          Service Class
                                                 --------------------------------------------------------------
                                                          Year Ended                      Year Ended
                                                      December 31, 2005                December 31, 2004
                                                 ------------------------------    ----------------------------
                                                   Shares               Amount         Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold ..................................        72,056       $    936,625       1,026,549    $ 12,653,823
Shares issued to shareholders in
  reinvestment of distributions ..............         8,576            106,607           3,808          44,137
Shares reacquired ............................      (218,299)        (2,829,258)     (1,032,924)    (12,685,861)
                                                 -----------       ------------    ------------    ------------
Net change ...................................      (137,667)      $ (1,786,026)         (2,567)   $     12,099
                                                 ===========       ============    ============    ============

                                                                      Core Equity Series
                                                 --------------------------------------------------------------
                                                                          Initial Class
                                                 --------------------------------------------------------------
                                                          Year Ended                      Year Ended
                                                      December 31, 2005                December 31, 2004
                                                 ------------------------------    ----------------------------
                                                   Shares               Amount         Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold ..................................       330,602       $  4,742,399       2,029,961    $ 26,702,688
Shares issued to shareholders in
  reinvestment of distributions ..............        40,516            555,472          42,539         526,207
Shares reacquired ............................      (857,064)       (12,329,230)     (2,622,663)    (34,280,105)
                                                 -----------       ------------    ------------    ------------
Net change ...................................      (485,946)      $ (7,031,359)       (550,163)   $ (7,051,210)
                                                 ===========       ============    ============    ============

                                                                        Core Equity Series
                                                 --------------------------------------------------------------
                                                                           Service Class
                                                 --------------------------------------------------------------
                                                          Year Ended                      Year Ended
                                                      December 31, 2005                December 31, 2004
                                                 ------------------------------    ----------------------------
                                                   Shares               Amount         Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold ..................................        64,342       $    936,068         337,382    $  4,444,074
Shares issued to shareholders in
  reinvestment of distributions ..............         3,088             42,210           3,492          43,091
Shares reacquired ............................      (100,848)        (1,437,594)       (356,981)     (4,699,697)
                                                 -----------       ------------    ------------    ------------
Net change ...................................       (33,418)      $   (459,316)        (16,107)   $   (212,532)
                                                 ===========       ============    ============    ============


                                                                    International Growth Series
                                                 --------------------------------------------------------------
                                                                          Initial Class
                                                 --------------------------------------------------------------
                                                          Year Ended                      Year Ended
                                                      December 31, 2005                December 31, 2004
                                                 ------------------------------    ----------------------------
                                                   Shares               Amount         Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold ..................................       324,103       $  4,406,471      15,225,467    $183,137,894
Shares issued to shareholders in
  reinvestment of distributions ..............        83,531          1,088,407          54,523         610,662
Shares reacquired ............................    (1,476,056)       (20,373,123)    (15,787,547)   (189,853,978)
                                                 -----------       ------------    ------------    ------------
Net change ...................................    (1,068,422)      $(14,878,245)       (507,557)   $ (6,105,422)
                                                 ===========       ============    ============    ============

                                                                    International Growth Series
                                                 --------------------------------------------------------------
                                                                          Service Class
                                                 --------------------------------------------------------------
                                                          Year Ended                      Year Ended
                                                      December 31, 2005                December 31, 2004
                                                 ------------------------------    ----------------------------
                                                   Shares               Amount         Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold ..................................       128,093       $  1,772,745       3,342,928    $ 40,124,457
Shares issued to shareholders in
  reinvestment of distributions ..............         9,734            126,541           5,426          60,666
Shares reacquired ............................      (236,474)        (3,268,652)     (3,321,710)    (39,836,993)
                                                 -----------       ------------    ------------    ------------
Net change ...................................       (98,647)      $ (1,369,366)         26,644    $    348,130
                                                 ===========       ============    ============    ============

                                                              Massachusetts Investors Growth Stock Series
                                                 --------------------------------------------------------------
                                                                          Initial Class
                                                 --------------------------------------------------------------
                                                          Year Ended                      Year Ended
                                                      December 31, 2005                December 31, 2004
                                                 ------------------------------    ----------------------------
                                                   Shares               Amount         Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold ..................................       394,815       $  3,703,767      15,612,964    $138,577,171
Shares issued to shareholders in
  reinvestment of distributions ..............       243,752          2,166,960          37,669         320,560
Shares reacquired ............................    (9,880,601)       (92,028,248)    (24,566,996)   (215,967,207)
                                                 -----------       ------------    ------------    ------------
Net change ...................................    (9,242,034)      $(86,157,521)     (8,916,363)   $(77,069,476)
                                                 ===========       ============    ============    ============

                                                        Massachusetts Investors Growth Stock Series
                                                 --------------------------------------------------------------
                                                                          Service Class
                                                 --------------------------------------------------------------
                                                          Year Ended                      Year Ended
                                                      December 31, 2005                December 31, 2004
                                                 ------------------------------    ----------------------------
                                                   Shares               Amount         Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold ..................................       906,975       $  8,377,359      13,231,942    $115,112,187
Shares issued to shareholders in
  reinvestment of distributions ..............        27,350            241,775            --              --
Shares reacquired ............................    (1,064,902)        (9,875,033)    (12,518,366)   (108,752,839)
                                                 -----------       ------------    ------------    ------------
Net change ...................................      (130,577)      $ (1,255,899)        713,576    $  6,359,348
                                                 ===========       ============    ============    ============

                                                                      Mid Cap Value Series
                                                 --------------------------------------------------------------
                                                                          Initial Class
                                                 --------------------------------------------------------------
                                                          Year Ended                      Year Ended
                                                      December 31, 2005                December 31, 2004
                                                 ------------------------------    ----------------------------
                                                   Shares               Amount         Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold ..................................          --         $       --                               $--
Shares issued to shareholders in
  reinvestment of distributions ..............           331              3,404              56             581
Shares reacquired ............................          --                 --              --              --
                                                 -----------       ------------    ------------    ------------
Net change ...................................           331       $      3,404              56    $        581
                                                 ===========       ============    ============    ============

                                                                   Mid Cap Value Series
                                                 --------------------------------------------------------------
                                                                          Service Class
                                                 --------------------------------------------------------------
                                                          Year Ended                      Year Ended
                                                      December 31, 2005                December 31, 2004
                                                 ------------------------------    ----------------------------
                                                   Shares               Amount         Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold ..................................       367,378       $  4,157,075       5,380,740    $ 59,003,133
Shares issued to shareholders in
  reinvestment of distributions ..............       279,466          2,858,933          44,505         457,959
Shares reacquired ............................      (387,245)        (4,438,304)     (4,982,556)    (54,629,610)
                                                 -----------       ------------    ------------    ------------
Net change ...................................       259,599       $  2,577,704         442,689    $  4,831,482
                                                 ===========       ============    ============    ============

                                                                      New Discovery Series
                                                 --------------------------------------------------------------
                                                                          Initial Class
                                                 --------------------------------------------------------------
                                                          Year Ended                      Year Ended
                                                      December 31, 2005                December 31, 2004
                                                 ------------------------------    ----------------------------
                                                   Shares               Amount         Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold ..................................       360,523       $  4,603,054      21,123,534    $268,637,935
Shares issued to shareholders in
  reinvestment of distributions ..............          --                 --              --              --
Shares reacquired ............................    (3,388,563)       (44,928,044)    (23,123,423)   (293,395,522)
                                                 -----------       ------------    ------------    ------------
Net change ...................................    (3,028,040)      $(40,324,990)     (1,999,889)   $(24,757,587)
                                                 ===========       ============    ============    ============

                                                                       New Discovery Series
                                                 --------------------------------------------------------------
                                                                          Service Class
                                                 --------------------------------------------------------------
                                                          Year Ended                      Year Ended
                                                      December 31, 2005                December 31, 2004
                                                 ------------------------------    ----------------------------
                                                   Shares               Amount         Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold ..................................     2,437,511       $ 31,813,031      19,422,740    $242,942,770
Shares issued to shareholders in
  reinvestment of distributions ..............          --                 --              --              --
Shares reacquired ............................      (902,492)       (12,005,878)    (17,345,955)   (217,004,840)
                                                 -----------       ------------    ------------    ------------
Net change ...................................     1,535,019       $ 19,807,153       2,076,785    $ 25,937,930
                                                 ===========       ============    ============    ============


                                                                   Research International Series
                                                 --------------------------------------------------------------
                                                                          Initial Class
                                                 --------------------------------------------------------------
                                                          Year Ended                      Year Ended
                                                      December 31, 2005                December 31, 2004
                                                 ------------------------------    ----------------------------
                                                   Shares               Amount         Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold ..................................       485,813       $  7,172,973       3,026,313    $ 39,423,839
Shares issued to shareholders in
  reinvestment of distributions ..............        50,122            701,713          31,672         370,243
Shares reacquired ............................      (790,610)       (11,923,678)     (3,267,193)    (42,326,114)
                                                 -----------       ------------    ------------    ------------
Net change ...................................      (254,675)      $ (4,048,992)       (209,208)   $ (2,532,032)
                                                 ===========       ============    ============    ============

                                                                   Research International Series
                                                 --------------------------------------------------------------
                                                                          Service Class
                                                 --------------------------------------------------------------
                                                          Year Ended                      Year Ended
                                                      December 31, 2005                December 31, 2004
                                                 ------------------------------    ----------------------------
                                                   Shares               Amount         Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold ..................................     1,771,273       $ 26,364,326      11,674,749    $147,609,314
Shares issued to shareholders in
  reinvestment of distributions ..............        29,736            413,921          13,751         159,924
Shares reacquired ............................      (625,576)        (9,332,093)     (9,725,264)   (123,029,665)
                                                 -----------       ------------    ------------    ------------
Net change ...................................     1,175,433       $ 17,446,154       1,963,236    $ 24,739,573
                                                 ===========       ============    ============    ============

                                                                    Strategic Growth Series
                                                 --------------------------------------------------------------
                                                                          Initial Class
                                                 --------------------------------------------------------------
                                                          Year Ended                      Year Ended
                                                      December 31, 2005                December 31, 2004
                                                 ------------------------------    ----------------------------
                                                   Shares               Amount         Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold ..................................       218,115       $  1,655,048       2,453,820    $ 17,830,753
Shares issued to shareholders in
  reinvestment of distributions ..............        19,124            137,497            --              --
Shares reacquired ............................    (1,454,461)       (10,940,500)     (3,198,009)    (23,034,225)
                                                 -----------       ------------    ------------    ------------
Net change ...................................    (1,217,222)      $ (9,147,955)       (744,189)   $ (5,203,472)
                                                 ===========       ============    ============    ============

                                                                      Strategic Growth Series
                                                 --------------------------------------------------------------
                                                                          Service Class
                                                 --------------------------------------------------------------
                                                          Year Ended                      Year Ended
                                                      December 31, 2005                December 31, 2004
                                                 ------------------------------    ----------------------------
                                                   Shares               Amount         Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold ..................................       567,070       $  4,160,821      16,633,518    $118,094,241
Shares issued to shareholders in
  reinvestment of distributions ..............         6,574             46,942            --              --
Shares reacquired ............................      (800,291)        (5,998,540)    (15,319,716)   (108,630,315)
                                                 -----------       ------------    ------------    ------------
Net change ...................................      (226,647)      $ (1,790,777)      1,313,802    $  9,463,926
                                                 ===========       ============    ============    ============

                                                                    Strategic Value Series
                                                 --------------------------------------------------------------
                                                                          Initial Class
                                                 --------------------------------------------------------------
                                                          Year Ended                      Year Ended
                                                      December 31, 2005                December 31, 2004
                                                 ------------------------------    ----------------------------
                                                   Shares               Amount         Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold ..................................          --         $       --              --               $--
Shares issued to shareholders in
  reinvestment of distributions ..............            98                955              19             186
Shares reacquired ............................          --                 --              --              --
                                                 -----------       ------------    ------------    ------------
Net change ...................................            98       $        955              19    $        186
                                                 ===========       ============    ============    ============

                                                                     Strategic Value Series
                                                 --------------------------------------------------------------
                                                                          Service Class
                                                 --------------------------------------------------------------
                                                          Year Ended                      Year Ended
                                                      December 31, 2005                December 31, 2004
                                                 ------------------------------    ----------------------------
                                                   Shares               Amount         Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold ..................................        78,391       $    820,532         903,807    $  9,567,466
Shares issued to shareholders in
  reinvestment of distributions ..............       123,165          1,199,619          22,943         223,464
Shares reacquired ............................      (161,095)        (1,668,599)       (738,361)     (7,859,518)
                                                 -----------       ------------    ------------    ------------
Net change ...................................        40,461       $    351,552         188,389    $  1,931,412
                                                 ===========       ============    ============    ============

                                                                       Technology Series
                                                 --------------------------------------------------------------
                                                                          Initial Class
                                                 --------------------------------------------------------------
                                                          Year Ended                      Year Ended
                                                      December 31, 2005                December 31, 2004
                                                 ------------------------------    ----------------------------
                                                   Shares               Amount         Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold ..................................       248,102       $  1,013,724       2,538,284    $ 10,318,941
Shares reacquired ............................    (1,484,357)        (5,967,365)     (3,959,500)    (15,745,302)
                                                 -----------       ------------    ------------    ------------
Net change ...................................    (1,236,255)      $ (4,953,641)     (1,421,216)   $ (5,426,361)
                                                 ===========       ============    ============    ============

                                                                      Technology Series
                                                 --------------------------------------------------------------
                                                                          Service Class
                                                 --------------------------------------------------------------
                                                          Year Ended                      Year Ended
                                                      December 31, 2005                December 31, 2004
                                                 ------------------------------    ----------------------------
                                                   Shares               Amount         Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold ..................................        59,386       $    236,567         651,183    $  2,612,867
Shares reacquired ............................      (167,371)          (656,295)       (781,899)     (3,093,604)
                                                 -----------       ------------    ------------    ------------
Net change ...................................      (107,985)      $   (419,728)       (130,716)   $   (480,737)
                                                 ===========       ============    ============    ============

                                                                          Value Series
                                                 --------------------------------------------------------------
                                                                          Initial Class
                                                 --------------------------------------------------------------
                                                          Year Ended                      Year Ended
                                                      December 31, 2005                December 31, 2004
                                                 ------------------------------    ----------------------------
                                                   Shares               Amount         Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold ..................................       415,889       $  6,481,877       8,964,734    $128,059,784
Shares issued to shareholders in
  reinvestment of distributions ..............       304,923          4,634,835         306,054       4,095,008
Shares reacquired ............................    (2,991,207)       (47,182,709)    (10,199,972)   (145,395,836)
                                                 -----------       ------------    ------------    ------------
Net change ...................................    (2,270,395)      $(36,065,997)       (929,184)   $(13,241,044)
                                                 ===========       ============    ============    ============

                                                                          Value Series
                                                 --------------------------------------------------------------
                                                                          Service Class
                                                 --------------------------------------------------------------
                                                          Year Ended                      Year Ended
                                                      December 31, 2005                December 31, 2004
                                                 ------------------------------    ----------------------------
                                                   Shares               Amount         Shares          Amount
---------------------------------------------------------------------------------------------------------------
Shares sold ..................................       645,416       $ 10,088,938      11,935,955    $166,920,642
Shares issued to shareholders in
  reinvestment of distributions ..............        96,057          1,454,306          85,536       1,140,200
Shares reacquired ............................      (660,956)       (10,355,285)    (10,456,942)   (146,316,509)
                                                 -----------       ------------    ------------    ------------
Net change ...................................        80,517       $  1,187,959       1,564,549    $ 21,744,333
                                                 ===========       ============    ============    ============

(6) LINE OF CREDIT
Each series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each series, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to each series for the year ended December 31, 2005 is included in miscellaneous expense on the Statements of Operations and is as follows for each series:

                                                         Commitment
                                                             Fee
            -------------------------------------------------------

            Capital Opportunities Series .................  $1,460
            Core Equity Series ...........................     581
            International Growth Series ..................     875
            Massachusetts Investors Growth Stock Series ..   3,208
            Mid Cap Value Series .........................     158
            New Discovery Series .........................   1,894
            Research International Series ................   1,045
            Strategic Growth Series ......................     514
            Strategic Value Series .......................      71
            Technology Series ............................     133
            Value Series .................................   2,976

None of the series had any significant borrowings during the year ended December 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholders of MFS/Sun Life Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS/Sun Life Series Trust (the "Trust"), comprising Capital Opportunities Series, Core Equity Series, International Growth Series, Massachusetts Investors Growth Stock Series, Mid Cap Value Series, New Discovery Series, Research International Series, Strategic Growth Series, Strategic Value Series, Technology Series and Value Series as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial positions of Capital Opportunities Series, Core Equity Series, International Growth Series, Massachusetts Investors Growth Stock Series, Mid Cap Value Series, New Discovery Series, Research International Series, Strategic Growth Series, Strategic Value Series, Technology Series and Value Series as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 23, 2006

MFS/SUN LIFE SERIES TRUST
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.
-----------------------------------------------------------------------------------------------------------------------------------

                                    POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST
     NAME, DATE OF BIRTH               WITH FUND               SINCE(1)         FIVE YEARS AND OTHER DIRECTORSHIPS(2)
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
C. James Prieur(3)                      Trustee                 July 1999       Sun Life Assurance Company of Canada, President
(born 04/21/51) `                                                               and Chief Operating OfficerDavid

D. Horn(3)                              Trustee                 April 1986      Private investor; Retired; Sun Life Assurance
(born 06/07/41)                                                                 Company of Canada, Former Senior Vice President
                                                                                and General Manager for the 1997)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
J. Kermit Birchfield                    Chairman                May 1997        Consultant; Century Partners, Inc.
(born 01/08/40)                                                                 (investments), Managing Director; Displaytech,
                                                                                Inc. (manufacturer of liquid crystal display
                                                                                technology), Director
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Robert C. Bishop                        Trustee                 May 2001        AutoImmune Inc. (pharmaceutical product
(born 01/13/43)                                                                 development), Chairman, President and Chief
                                                                                Executive Officer; Caliper Life Sciences Corp.
                                                                                (laboratory analytical instruments), Director;
                                                                                Millipore Corporation (purification/filtration
                                                                                products), Director; Quintiles Transnational Corp.
                                                                                (contract services to the medical industry),
                                                                                Director
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Frederick H. Dulles                     Trustee                 May 2001        Ten State Street LLP (law firm), Partner;
(born 03/12/42)                                                                 McFadden, Pilkington & Ward LLP (solicitors and
                                                                                registered foreign lawyers), Partner (until June
                                                                                2003); Jackson & Nash, LLP (law firm), Of Counsel
                                                                                (January 2000 to November 2000)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Marcia A. Kean                          Trustee                 April 2005      Feinstein Kean Healthcare (consulting), Chief
(born 06/30/48)                                                                 Executive Officer (since December 2002), Managing
                                                                                Director (January 1991 until May 2001); Ardais
                                                                                Corporation (biotech products), Senior Vice
                                                                                President - Commercialization (February 2002 until
                                                                                2002)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Ronald G. Steinhart                     Trustee                 May 2001        Private investor; Bank One, Texas N.A., Vice
(born 06/15/40)                                                                 Chairman and Director (January 2000 to January
                                                                                2001); Bank One Corporation, Officer (until
                                                                                January 2000); Carreker Corporation (consultant
                                                                                and technology provider to financial
                                                                                institutions), Director; Prentiss Properties Trust
                                                                                (real estate investment trust), Director (until
                                                                                January 2006); United Auto Group, Inc. (automotive
                                                                                retailer), Director
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Haviland Wright                         Trustee                 May 2001        Hawaii Small Business Development Center, Kaua'l
(born 07/21/48)                                                                 Center, Center Director (since March 2002);
                                                                                Displaytech, Inc. (manufacturer of liquid crystal
                                                                                display technology), Chairman and Chief Executive
                                                                                Officer 2002)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TRUSTEE EMERITUS
-----------------------------------------------------------------------------------------------------------------------------------
Samuel Adams                            Trustee Emeritus                        Retired
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
Maria F. Dwyer(4)                       President               November 2005   Massachusetts Financial Services Company,
(born 12/01/58)                                                                 Executive Vice President and Chief Regulatory
                                                                                Officer (since March 2004); Fidelity Management &
                                                                                Research Company, Vice President (prior to March
                                                                                2004); Fidelity Group of Funds, President and
                                                                                Treasurer (prior to March 2004)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Tracy Atkinson(4)                       Treasurer               September 2005  Massachusetts Financial Services
(born 12/30/64)                                                                 Company, Senior Vice President (since September
                                                                                2004); PricewaterhouseCoopers LLP, Partner (prior
                                                                                to September 2004)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Christopher R. Bohane(4)                Assistant Secretary     July 2005       Massachusetts Financial Services Company, Vice
(born 01/18/74)                         and Assistant Clerk                     President and Senior Counsel (since April 2003);
                                                                                Kirkpatrick & Lockhart LLP (law firm), Associate
                                                                                (prior to April 2003); Nvest Services Company,
                                                                                Assistant 2001)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Ethan D. Corey(4)                       Assistant Secretary     July 2005       Massachusetts Financial Services Company, Special
(born 11/21/63)                         and Assistant Clerk                     Counsel (since December 2004); Dechert LLP (law
                                                                                firm), Counsel (prior to December 2004)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
David L. DiLorenzo(4)                   Assistant Treasurer     July 2005       Massachusetts Financial Services Company, Vice
(born 08/10/68)                                                                 President (since June 2005); JP Morgan Investor
                                                                                Services, Vice President (January 2001 to June
                                                                                2005); State Street Bank, Vice President and
                                                                                Corporate Audit Manager (prior to January 2001)

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Timothy M. Fagan(4)                     Assistant Secretary     September 2005  Massachusetts Financial Services Company,
(born 07/10/68)                         and Assistant Clerk                     Vice President and Senior Counsel (since September
                                                                                2005); John Hancock Advisers, LLC, Vice President
                                                                                and Chief Compliance Officer (September 2004 to
                                                                                August 2005) Senior Attorney (prior to September
                                                                                2004); John Hancock Group of Funds, Vice President
                                                                                and Chief Compliance Officer (September 2004 to
                                                                                December 2004)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Mark D. Fischer(4)                      Assistant Treasurer     July 2005       Massachusetts Financial Services Company, Vice
(born 10/27/70)                                                                 President (since May 2005); JP Morgan Investment
                                                                                Management Company, Vice President (prior to May
                                                                                2005)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Brian T. Hourihan(4)                    Assistant Secretary     September 2004  Massachusetts Financial Services Company,
(born 11/11/64)                         and Assistant Clerk                     Vice President, Senior Counsel and Assistant
                                                                                Secretary (since June 2004); Affiliated Managers
                                                                                Group, Inc., Chief Legal Officer/Centralized
                                                                                Compliance Program (January to April 2004);
                                                                                Fidelity Research & Management Company, Assistant
                                                                                General Counsel (prior to January 2004)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Ellen Moynihan(4)                       Assistant Treasurer     May 1997        Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                                 President
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Susan S. Newton(4)                      Assistant Secretary     May 2005        Massachusetts Financial Services Company, Senior
(born 03/07/50)                         and Assistant Clerk                     Vice President and Assistant General Counsel
                                                                                (since April 2005); John Hancock Advisers, LLC,
                                                                                Senior Vice President, Secretary and Chief Legal
                                                                                Officer (prior to April 2005); John Hancock Group
                                                                                of Funds, Senior Vice President, Secretary and
                                                                                Chief Legal Officer (prior to April 2005)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Susan A. Pereira(4)                     Assistant Secretary     July 2005       Massachusetts Financial Services Company, Vice
(born 11/05/70)                         and Assistant Clerk                     President and Senior Counsel (since June 2004);
                                                                                Bingham McCutchen LLP (law firm), Associate
                                                                                (January 2001 to June 2004); Preti, Flaherty,
                                                                                Beliveau, Pachios & Haley, LLC, Associate (prior
                                                                                to January 2001)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Frank L. Tarantino                      Independent Chief       September 2004  Tarantino LLC (provider of compliance
(born 03/07/44)                         Compliance Officer                      services), Principal (since June 2004); CRA
                                                                                Business Strategies Group (consulting services),
                                                                                Executive Vice President (April 2003 to June
                                                                                2004); David L. Babson & Co. (investment adviser),
                                                                                Managing Director, Chief Administrative Officer
                                                                                and Director (February 1997 to March 2003)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
James O. Yost(4)                        Assistant Treasurer     April 1992      Massachusetts Financial Services Company, Senior
(born 06/12/60)                                                                 Vice President
-----------------------------------------------------------------------------------------------------------------------------------
------------
(1) Date first appointed to serve as Trustee/Officer of a MFS/Sun Life Product. Each Trustee has served continuously since appointment.

(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").

(3) "Interested person" of the Sun Life of Canada (U.S.), within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the Series. The address of Sun Life of
    Canada (U.S.) is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(4) "Interested person" of MFS within the meaning of the 1940 Act. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.

The Series do not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Each
Trustee and officer holds office until his or her successor is chosen and qualified, or until his or her earlier death, resignation, retirement or removal.

All Trustees currently serve as Trustees of the Series and have served in that capacity since originally elected or appointed.
All of the Trustees are also Managers of the Compass Variable Accounts. The executive officers of the MFS Sun Life Series Trust hold similar offices for the Compass Variable Accounts and other funds in the MFS fund complex. Each Trustee serves as a Trustee or Manager of 34 Accounts/Series.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-752-7215.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Trust's investment advisory agreements with Massachusetts Financial Services Company (MFS) on behalf of the Series. The Trustees consider matters bearing on the Series and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Series. The independent Trustees were assisted in their evaluation of the investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS management during various contract review meetings. The independent Trustees were also assisted in this process by the Series' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreements were considered separately for each Series, although the Trustees also took into account the common interests of all Series in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Trust.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of each Series for various time periods ended December 31, 2004, compared to the investment performance of a group of funds with substantially similar investment classifications/ objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on each Series' advisory fees and other expenses compared to the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of its other clients, including institutional separate account and other clients, (iv) information as to whether, and to what extent applicable, expense waivers, reimbursements or fee "breakpoints" are observed for a Series, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Series, (vi) MFS' views regarding the outlook for the mutual fund industry and its strategic business plans, (vii) descriptions of various functions performed by MFS for the Trust, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Series. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified, and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreements was based on comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below for each Series, while individual Trustees may have given different weight to various factors and evaluated the information presented as a whole differently than another Trustee. The Trustees recognized that the fee arrangements for the Series reflect years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees compared each Series' total return investment performance to the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Series' Initial Class shares in comparison to the performance of funds in its Lipper performance universe over the one-, three- and five-year periods. The Trustees did not rely on performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS during contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. For Series whose performance lagged their peer groups, they discussed MFS' efforts to improve such Series' performance. After reviewing this information, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of each Series' advisory fee, the Trustees considered, among other information, each Series' advisory fee and the total expense ratio of the Series' Initial Class shares as a percentage of average net assets, compared to the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered the generally broader scope of services provided by MFS to the Trust than those provided to institutional accounts. The Trustees also considered the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Series, and the impact on MFS and related expenses due to the more extensive regulatory regime to which the Series are subject, compared to institutional accounts.

The Trustees also considered whether a Series is likely to benefit from any economies of scale due to future asset growth. In this regard, the Trustees reviewed the adequacy of breakpoints, and considered if breakpoints should be implemented for any Series that did not have them.

The Trustees also considered information prepared by MFS relating to its costs and profits with respect to the Series and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the Series and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described below, the Trustees concluded that the advisory fees charged to the Series represent reasonable compensation in light of the nature and quality of the services being provided by MFS.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Series. The Trustees also considered the financial resources of MFS and its affiliation with Sun Life Financial Inc. The Trustees further considered any advantages and possible disadvantages of having an adviser which also serves other investment companies as well as institutional accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Series by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including the 12b-1 fees the Series pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges on the Series' behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Series were satisfactory. The Trustees also considered the benefits to MFS from the use of the Series' portfolio brokerage commissions to pay for research and other similar services (including MFS' current policy not to use "soft dollars" generated by Series portfolio transactions to pay for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Trust, and determined that any such benefits derived by MFS were reasonable and fair.

Based on their evaluation of factors that they deemed to be material, including those factors described above, and the individual Series factors noted below, the Board of Trustees, including a majority of the independent Trustees, concluded that the investment advisory agreements should be continued for an additional one-year period, commencing September 1, 2005.

CAPITAL OPPORTUNITIES SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 41st percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 84th percentile for the three-year period and the 83rd percentile for the five-year period ended December 31, 2004, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS and the Series' improving performance, the Board of Trustees concluded that the Series' performance was adequate.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each approximately at the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

CORE EQUITY SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 27th percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 50th percentile for the three-year period and the 46th percentile for the five-year period ended December 31, 2004, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate was approximately at, and the total expense ratio was lower than, the median of such fees and expenses of funds in the Lipper expense group. They further noted that the Series' advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee contractual breakpoint to reduce the Series' annual advisory fee rate by 0.10% on net assets over $1 billion, which took effect on September 1, 2005, and MFS further agreed to voluntarily reduce the breakpoint to $500 million through April 30, 2007. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

INTERNATIONAL GROWTH SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 30th percentile relative to the other funds in the peer universe for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 17th percentile for the three-year period and the 6th percentile for the five-year period ended December 31, 2004, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate was higher than, and the total expense ratio was approximately at, the median of such fees and expenses of funds in the Lipper expense group. The Trustees also concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

MASSACHUSETTS INVESTORS GROWTH STOCK SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 30th percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 55th percentile for the three-year period and the 45th percentile for the five-year period ended December 31, 2004, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each approximately at the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

MID CAP VALUE SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 15th percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). (The Series had been in existence for less than three years.) Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted that MFS currently observes a voluntary expense limitation for the Series, which may not be changed without the Trustees' approval. The Trustees noted from the Lipper data that the Series' effective advisory fee rate was approximately at, and the total expense ratio was at, the median of such fees and expenses of funds in the Lipper expense group. They also noted that the Series' advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee contractual breakpoint to reduce the Series' annual advisory fee rate by 0.05% on net assets over $1 billion, which took effect on September 1, 2005, and MFS further agreed to voluntarily reduce the breakpoint to $500 million through April 30, 2007. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

NEW DISCOVERY SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 74th percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 78th percentile for the three-year period and the 45th percentile for the five-year period ended December 31, 2004, relative to the Lipper performance universe. The Trustees noted that MFS had made a change in portfolio management responsibilities in February, 2005 in an effort to improve relative performance. Based on the nature and quality of services provided by MFS, and MFS' efforts to improve performance, the Trustees concluded that the Series' performance was adequate.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate was higher than, and the total expense ratio was approximately at, the median of such fees and expenses of funds in the Lipper expense group. They further noted that the Series' advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee contractual breakpoint to reduce the Series' annual advisory fee rate by 0.10% on net assets over $1 billion, which will take effect on September 1, 2005, and MFS further agreed to voluntarily reduce the breakpoint to $500 million through April 30, 2007. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

RESEARCH INTERNATIONAL SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 16th percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 22nd percentile for the three-year period and the 17th percentile for the five-year period ended December 31, 2004, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate was higher than, and the total expense ratio was approximately at, the median of such fees and expenses of funds in the Lipper expense group. The Trustees also concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

STRATEGIC GROWTH SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 66th percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 74th percentile for the three-year period and the 57th percentile for the five-year period ended December 31, 2004, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was adequate. In considering performance, the Trustees noted that portfolio management has maintained a fully-invested, disciplined growth strategy throughout the performance period.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate was at, and the total expense ratio was approximately at, the median of such fees and expenses of funds in the Lipper expense group. They further noted that the Series' advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee contractual breakpoint to reduce the Series' annual advisory fee rate by 0.10% on net assets over $1 billion, which took effect on September 1, 2005, and MFS further agreed to voluntarily reduce the breakpoint to $500 million through April 30, 2007. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

STRATEGIC VALUE SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 13th percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers) ended December 31, 2004, relative to the Lipper performance universe. (The Series had been in existence for less than three years.) Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted that MFS currently observes a voluntary expense limitation for the Series, which may not be changed without the Trustees' approval. The Trustees noted from the Lipper data that the Series' effective advisory fee rate was lower than, and the total expense ratio was higher than, the median of such fees and expenses of funds in the Lipper expense group. They further noted that the Series' advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee contractual breakpoint to reduce the Series' annual advisory fee rate by 0.10% on net assets over $1 billion, which took effect on September 1, 2005, and MFS further agreed to voluntarily reduce the breakpoint to $500 million through April 30, 2007. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

TECHNOLOGY SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 73rd percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 87th percentile for the three-year period ended December 31, 2004, relative to the Lipper performance universe. (The Series had been in existence for less than five years.) In considering performance, the Trustees noted that MFS had made a change in portfolio management responsibilities in March 2005 in order to improve relative performance. Based on the nature and quality of services provided by MFS, and MFS' efforts to improve performance, the Trustees concluded that the Series' performance was adequate.

In considering the fees, the Trustees noted that MFS currently observes a voluntary expense limitation for the Series, which may not be changed without the Trustees' approval. The Trustees noted from the Lipper data that the Series' effective advisory fee rate was lower than, and the total expense ratio was at, the median of such fees and expenses of funds in the Lipper expense group. They further noted that the Series' advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee contractual breakpoint to reduce the Series' annual advisory fee rate by 0.05% on net assets over $1 billion, which took effect on September 1, 2005, and MFS further agreed to voluntarily reduce the breakpoint to $500 million through April 30, 2007. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

VALUE SERIES

The Trustees noted the total return performance of the Series' Initial Class shares was in the 25th percentile relative to the other funds in the Lipper Classification Index for the one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Series was in the 28th percentile for the three-year period and the 9th percentile for the five-year period ended December 31, 2004, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each approximately at the median of such fees and expenses of funds in the Lipper expense group. They also noted that the Series' advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee contractual breakpoint to reduce the Series' annual advisory fee rate by 0.10% on net assets over $1 billion, which took effect on September 1, 2005, and MFS further agreed to voluntarily reduce the breakpoint to $500 million through April 30, 2007. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on "Sun Life Annuities" in the "Products and Performance" section of the MFS Web site (mfs.com).

MFS/SUN LIFE SERIES TRUST

INVESTMENT ADVISER

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

CUSTODIAN AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110-2875

PROXY VOTING POLICIES AND INFORMATION

A general description of the series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how each series voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. Each series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Each series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal Revenue Code.

The Mid Cap Value Series designates $412,730 as capital gain dividends paid during the fiscal year.

The Strategic Value Series designates $601,688 as capital gain dividends paid during the fiscal year.

For corporate shareholders, the percentages of the ordinary income dividends paid during the fiscal year that qualify for the corporate dividends received deduction are as follows:

                                                               Dividends
                                                               Received
                                                               Deductions
                                                               ----------
           Capital Opportunities Series                         100.00%
           Core Equity Series                                   100.00%
           International Growth Series                            1.73%
           Massachusetts Investors Growth Stock Series          100.00%
           Research International Series                          1.06%
           Strategic Growth Series                              100.00%
           Strategic Value Series                                31.97%
           Value Series                                         100.00%

Income derived from foreign sources was $1,718,204 and $2,175,422 for International Growth Series and Research International Series, respectively. These series intend to pass through foreign tax credits of $95,558 and $217,180 for International Growth Series and Research International Series, respectively, for the fiscal year.

Sun Life Financial Distributors Inc.
                                                           SUN-C-ANN-2/06 122M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer and Principal Executive Officer have changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Kermit Birchfield, Robert C. Bishop, Ronald G. Steinhart and Haviland Wright, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. J. Kermit Birchfield, Robert C. Bishop, Ronald G. Steinhart and Haviland Wright are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):
The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to each series of the Registrant (a "Fund" or collectively, the "Funds"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended December 31, 2005 and 2004, audit fees billed to the Funds by Deloitte were as follows:

                                                            Audit Fees
         FEES BILLED BY DELOITTE:                        2005        2004
                                                         ----        ----

            Bond Series                               $45,080     $40,850
            Capital Appreciation Series                33,063      29,925
            Capital Opportunities Series               33,063      29,925
            Core Equity Series                         33,063      29,925
            Emerging Growth Series                     33,695      30,500
            Emerging Markets Equity Series             34,960      31,650
            Global Governments Series                  45,080      40,850
            Global Growth Series                       43,183      39,125
            Global Total Return Series                 43,183      39,125
            Government Securities Series               38,123      34,525
            High Yield Series                          43,183      39,125
            International Growth Series                34,960      31,360
            International Value Series                 35,593      32,225
            Massachusetts Investors Growth             33,063      29,925
            Stock Series
            Massachusetts Investors Trust              33,063      29,925
            Series
            Mid Cap Growth Series                      33,063      29,925
            Mid Cap Value Series                       35,593      32,225
            Money Market Series                        19,780      17,850
            New Discovery Series                       33,063      29,925
            Research International Series              33,063      29,925
            Research Series                            33,695      30,500
            Strategic Growth Series                    33,063      29,925
            Strategic Income Series                    33,063      29,925
            Strategic Value Series                     35,593      32,225
            Technology Series                          33,063      29,925
            Total Return Series                        45,080      40,850
            Utilities Series                           33,063      29,925
            Value Series                               33,063      29,925
                     TOTAL                           $996,600    $902,010

For the fiscal years ended December 31, 2005 and 2004, fees billed by Deloitte for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                        Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
    FEES BILLED BY DELOITTE:             2005           2004           2005          2004           2005           2004
                                         ----           ----           ----          ----           ----           ----

       Bond Series                              $0             $0        $6,550         $6,350             $0            $0
       Capital Appreciation                      0              0         6,550          6,350              0             0
       Series
       Capital Opportunities                     0              0         6,550          6,350              0             0
       Series
       Core Equity Series                        0              0         6,550          6,350              0             0
       Emerging Growth Series                    0              0         6,550          6,350              0             0
       Emerging Markets Equity                   0              0         6,550          6,350              0             0
       Series
       Global Governments                        0              0         6,550          6,350              0             0
       Series
       Global Growth Series                      0              0         6,550          6,350              0             0
       Global Total Return Series                0              0         6,550          6,350              0             0
       Government Securities                     0              0         6,550          6,350              0             0
       Series
       High Yield Series                         0              0         6,550          6,350              0             0
       International Growth                      0              0         6,550          6,350              0             0
       Series
       International Value Series                0              0         6,550          6,350              0             0
       Massachusetts Investors                   0              0         6,550          6,350              0             0
       Growth Stock Series
       Massachusetts Investors                   0              0         6,550          6,350              0             0
       Trust Series
       Mid Cap Growth Series                     0              0         6,550          6,350              0             0
       Mid Cap Value Series                      0              0         6,550          6,350              0             0
       Money Market Series                       0              0         6,550          6,350              0             0
       New Discovery Series                      0              0         6,550          6,350              0             0
       Research International                    0              0         6,550          6,350              0             0
       Series
       Research Series                           0              0         6,550          6,350              0             0
       Strategic Growth Series                   0              0         6,550          6,350              0             0
       Strategic Income Series                   0              0         6,550          6,350              0             0
       Strategic Value Series                    0              0         6,550          6,350              0             0
       Technology Series                         0              0         6,550          6,350              0             0
       Total Return Series                       0              0         6,550          6,350              0             0
       Utilities Series                          0              0         6,550          6,350              0             0
       Value Series                              0              0         6,550          6,350              0             0

       To MFS and MFS Related             $841,371     $1,046,170            $0        $67,000       $403,825      $572,500
       Entities of  Bond Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  Capital
       Appreciation Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  Capital
       Opportunities Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  Core Equity
       Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  Emerging
       Growth Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  Emerging
       Markets Equity Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  Global
       Governments Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  Global
       Growth Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  Global
       Total Return Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  Government
       Securities Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  High Yield
       Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  International
       Growth Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  International
       Value Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  Massachusetts
       Investors Growth Stock
       Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  Massachusetts
       Investors Trust Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  Mid Cap
       Growth Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  Mid Cap
       Value Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  Money
       Market Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  New
       Discovery Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  Research
       International Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  Research
       Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  Strategic
       Growth Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  Strategic
       Income Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  Strategic
       Value Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  MFS
       Technology Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  Total Return
       Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  Utilities
       Series*
       To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
       Entities of  Value Series*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2005                         2004
       To Bond Series, MFS and MFS      $1,285,192                   $1,720,470
       Related
       Entities#

       To Capital Appreciation           1,285,192                    1,720,470
       Series, MFS and MFS Related
       Entities#

       To Capital Opportunities          1,285,192                    1,720,470
       Series, MFS and MFS Related
       Entities#

       To Core Equity Series,            1,285,192                    1,720,470
       MFS and MFS Related
       Entities#

       To Emerging Growth                1,285,192                    1,720,470
       Series, MFS and MFS
       Related Entities#

       To Emerging Markets               1,285,192                    1,720,470
       Equity Series, MFS and
       MFS Related Entities#

       To Global Governments             1,285,192                    1,720,470
       Series, MFS and MFS
       Related Entities#

       To MFS Global Growth,             1,285,192                    1,720,470
       MFS and MFS Related
       Entities#

       To Global Total Return            1,285,192                    1,720,470
       Series, MFS and MFS
       Related Entities#

       To Governments                    1,285,192                    1,720,470
       Securities Series, MFS
       and MFS Related
       Entities#

       To High Yield Series,             1,285,192                    1,720,470
       MFS and  MFS
       Related Entities#

       To International Growth           1,285,192                    1,720,470
       Series, MFS and MFS
       Related Entities#

       To International Value            1,285,192                    1,720,470
       Series, MFS and MFS
       Related Entities#

       To Massachusetts                  1,285,192                    1,720,470
       Investors Growth Stock
       Series, MFS and  MFS
       Related Entities#

       To Massachusetts                  1,285,192                    1,720,470
       Investors Trust Series,
       MFS and MFS Related
       Entities#

       To Mid Cap Growth                 1,285,192                    1,720,470
       Series, MFS and  MFS
       Related Entities#

       To Mid Cap Value                  1,285,192                    1,720,470
       Series, MFS and MFS
       Related Entities#

       To Money Market                   1,285,192                    1,720,470
       Series, MFS and  MFS
       Related Entities#

       To New Discovery                  1,285,192                    1,720,470
       Series, MFS and  MFS
       Related Entities#

       To Research                       1,285,192                    1,720,470
       International Series,
       MFS and  MFS Related
       Entities#

       To Research Series,               1,285,192                    1,720,470
       MFS and  MFS
       Related Entities#

       To Strategic Growth               1,285,192                    1,720,470
       Series, MFS and  MFS
       Related  Entities#

       To Strategic Income               1,285,192                    1,720,470
       Series, MFS and  MFS
       Related Entities#

       To Strategic Value                1,285,192                    1,720,470
       Series, MFS and  MFS
       Related Entities#

       To Technology                     1,285,192                    1,720,470
       Series, MFS and  MFS
       Related Entities#

       To Total Return                   1,285,192                    1,720,470
       Series, MFS and  MFS
       Related Entities#

       To Utilities Series,              1,285,192                    1,720,470
       MFS and  MFS Related
       Entities#

       To Value Series, MFS              1,285,192                    1,720,470
       and  MFS Related
       Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, and analysis of certain portfolio holdings verses investment styles.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f):  Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS/SUN LIFE SERIES TRUST


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: February 24, 2006
      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: February 24, 2006
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 24, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.